UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145
SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:
Christopher A. Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Morgan, Lewis & Bockius LLP
One Lincoln Street/CPH0326	2020 K Street, N.W.
Boston, Massachusetts 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: March 31, 2015

Item 1: Report to Shareholders.

Semi-Annual Report
31 March 2015
SPDR® Index Shares Funds

TABLE OF CONTENTS

Fund Performance & Portfolio Summaries
SPDR® STOXX® Europe 50 ETF (FEU)	1
SPDR EURO STOXX 50® ETF (FEZ)	4
SPDR EURO STOXX Small Cap ETF (SMEZ)	7
SPDR S&P Emerging Asia Pacific ETF (GMF)	10
SPDR S&P Russia ETF (RBL)	13
SPDR S&P China ETF (GXC)	16
SPDR S&P Emerging Markets ETF (GMM)	19
SPDR S&P Emerging Markets Dividend ETF (EDIV)	22
SPDR S&P BRIC 40 ETF (BIK)	25
SPDR S&P Emerging Europe ETF (GUR)	28
SPDR S&P Emerging Latin America ETF (GML)	31
SPDR S&P Emerging Middle East & Africa ETF (GAF)	34
SPDR S&P World ex-US ETF (GWL)	37
SPDR S&P International Small Cap ETF (GWX)	40
SPDR Dow Jones International Real Estate ETF (RWX)	43
SPDR S&P Global Infrastructure ETF (GII)	46
SPDR S&P Global Natural Resources ETF (GNR)	49
SPDR MSCI ACWI ex-US ETF (CWI)	52
SPDR MSCI ACWI IMI ETF (ACIM)	55
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)	58
SPDR MSCI EM 50 ETF (EMFT)	59
SPDR MSCI EM Beyond BRIC ETF (EMBB)	62
SPDR MSCI EAFE Quality Mix ETF (QEFA)	65
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	68
SPDR MSCI World Quality Mix ETF (QWLD)	71
SPDR MSCI Australia Quality Mix ETF (QAUS)	74
SPDR MSCI Canada Quality Mix ETF (QCAN)	77
SPDR MSCI Germany Quality Mix ETF (QDEU)	80
SPDR MSCI Japan Quality Mix ETF (QJPN)	83
SPDR MSCI Mexico Quality Mix ETF (QMEX)	86
SPDR MSCI South Korea Quality Mix ETF (QKOR)	89
SPDR MSCI Spain Quality Mix ETF (QESP)	92
SPDR MSCI Taiwan Quality Mix ETF (QTWN)	95
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	98
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	101
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	104
SPDR S&P Global Dividend ETF (WDIV)	107
SPDR S&P International Dividend ETF (DWX)	110
SPDR S&P International Mid Cap ETF (MDD)	113
SPDR S&P Emerging Markets Small Cap ETF (EWX)	116
SPDR Dow Jones Global Real Estate ETF (RWO)	119

SPDR S&P International Consumer Discretionary Sector ETF (IPD)	122
SPDR S&P International Consumer Staples Sector ETF (IPS)	125
SPDR S&P International Energy Sector ETF (IPW)	128
SPDR S&P International Financial Sector ETF (IPF)	131
SPDR S&P International Health Care Sector ETF (IRY)	134
SPDR S&P International Industrial Sector ETF (IPN)	137
SPDR S&P International Materials Sector ETF (IRV)	140
SPDR S&P International Technology Sector ETF (IPK)	143
SPDR S&P International Telecommunications Sector ETF (IST)	146
SPDR S&P International Utilities Sector ETF (IPU)	149
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	152
SPDR EURO STOXX 50 ETF (FEZ)	153
SPDR EURO STOXX Small Cap ETF (SMEZ)	154
SPDR S&P Emerging Asia Pacific ETF (GMF)	156
SPDR S&P Russia ETF (RBL)	164
SPDR S&P China ETF (GXC)	166
SPDR S&P Emerging Markets ETF (GMM)	173
SPDR S&P Emerging Markets Dividend ETF (EDIV)	185
SPDR S&P BRIC 40 ETF (BIK)	187
SPDR S&P Emerging Europe ETF (GUR)	188
SPDR S&P Emerging Latin America ETF (GML)	190
SPDR S&P Emerging Middle East & Africa ETF (GAF)	193
SPDR S&P World ex-US ETF (GWL)	195
SPDR S&P International Small Cap ETF (GWX)	208
SPDR Dow Jones International Real Estate ETF (RWX)	230
SPDR S&P Global Infrastructure ETF (GII)	232
SPDR S&P Global Natural Resources ETF (GNR)	234
SPDR MSCI ACWI ex-US ETF (CWI)	236
SPDR MSCI ACWI IMI ETF (ACIM)	244
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)	253
SPDR MSCI EM 50 ETF (EMFT)	266
SPDR MSCI EM Beyond BRIC ETF (EMBB)	267
SPDR MSCI EAFE Quality Mix ETF (QEFA)	271
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	277
SPDR MSCI World Quality Mix ETF (QWLD)	284
SPDR MSCI Australia Quality Mix ETF (QAUS)	294
SPDR MSCI Canada Quality Mix ETF (QCAN)	296
SPDR MSCI Germany Quality Mix ETF (QDEU)	298
SPDR MSCI Japan Quality Mix ETF (QJPN)	300
SPDR MSCI Mexico Quality Mix ETF (QMEX)	304
SPDR MSCI South Korea Quality Mix ETF (QKOR)	305
SPDR MSCI Spain Quality Mix ETF (QESP)	307
SPDR MSCI Taiwan Quality Mix ETF (QTWN)	308

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	310
SPDR Russell/Nomura PRIME Japan ETF (JPP)	312
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	318
SPDR S&P Global Dividend ETF (WDIV)	326
SPDR S&P International Dividend ETF (DWX)	328
SPDR S&P International Mid Cap ETF (MDD)	330
SPDR S&P Emerging Markets Small Cap ETF (EWX)	337
SPDR Dow Jones Global Real Estate ETF (RWO)	347
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	350
SPDR S&P International Consumer Staples Sector ETF (IPS)	353
SPDR S&P International Energy Sector ETF (IPW)	356
SPDR S&P International Financial Sector ETF (IPF)	358
SPDR S&P International Health Care Sector ETF (IRY)	361
SPDR S&P International Industrial Sector ETF (IPN)	363
SPDR S&P International Materials Sector ETF (IRV)	366
SPDR S&P International Technology Sector ETF (IPK)	369
SPDR S&P International Telecommunications Sector ETF (IST)	372
SPDR S&P International Utilities Sector ETF (IPU)	374
Financial Statements	376
Financial Highlights	422
Notes to Financial Statements	461
Other Information	487

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.29%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	−3.49%	−2.96%	−3.55%	N/A	N/A	N/A

ONE YEAR	−5.18%	−5.27%	−5.28%	−5.18%	−5.27%	−5.28%

THREE YEARS	24.91%	24.39%	24.76%	7.70%	7.55%	7.66%

FIVE YEARS	23.33%	24.17%	22.95%	4.28%	4.42%	4.22%

TEN YEARS	37.66%	37.50%	37.90%	3.25%	3.24%	3.27%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR STOXX	STOXX Europe
	Europe 50	50 Index
	ETF (a)	(b)
Mar-05	10000	10000
Jun-05	9993	9992
Sep-05	10721	10739
Dec-05	10799	10829
Mar-06	11677	11724
Jun-06	12044	12077
Sep-06	12587	12637
Dec-06	13687	13749
Mar-07	13953	14027
Jun-07	15275	15342
Sep-07	15636	15719
Dec-07	15553	15643
Mar-08	13927	14011
Jun-08	13592	13648
Sep-08	11058	11097
Dec-08	8715	8742
Mar-09	7329	7347
Jun-09	9108	9124
Sep-09	11136	11174
Dec-09	11564	11617
Mar-10	11162	11216
Jun-10	9231	9252
Sep-10	10854	10893
Dec-10	11154	11203
Mar-11	11865	11921
Jun-11	12244	12281
Sep-11	9621	9638
Dec-11	10256	10287
Mar-12	11020	11054
Jun-12	10373	10383
Sep-12	11185	11205
Dec-12	11776	11804
Mar-13	12121	12147
Jun-13	12026	12039
Sep-13	13415	13440
Dec-13	14411	14446
Mar-14	14517	14558
Jun-14	15117	15147
Sep-14	14264	14298
Dec-14	13443	13469
Mar-15	13766	13790

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	NOVARTIS AG	NESTLE SA	ROCHE HOLDING AG	HSBC HOLDINGS PLC	BAYER AG

MARKET VALUE	$16,320,554	15,627,935	12,436,163	10,502,373	7,971,041

% OF NET ASSETS	6.3	6.0	4.8	4.0	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	21.9%
Banks	15.1
Oil, Gas & Consumable Fuels	10.9
Food Products	8.9
Insurance	6.1
Diversified Telecommunication Services	4.1
Beverages	4.0
Capital Markets	3.7
Metals & Mining	3.4
Chemicals	3.3
Tobacco	2.4
Automobiles	2.4
Electrical Equipment	2.3
Textiles, Apparel & Luxury Goods	2.2
Wireless Telecommunication Services	2.1
Industrial Conglomerates	2.1
Software	1.7
Household Products	1.4
Multi-Utilities	1.2
Short Term Investments	5.0
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.29%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	−1.90%	−1.40%	−1.94%	N/A	N/A	N/A

ONE YEAR	−6.08%	−6.03%	−6.39%	−6.08%	−6.03%	−6.39%

THREE YEARS	33.70%	33.35%	32.06%	10.16%	10.07%	9.72%

FIVE YEARS	20.14%	20.53%	17.60%	3.74%	3.81%	3.30%

TEN YEARS	39.91%	40.90%	35.97%	3.42%	3.49%	3.12%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR EURO	EURO STOXX
	STOXX 50	50 Index
	ETF (a)	(b)
Mar-05	10000	10000
Jun-05	9881	9872
Sep-05	10611	10621
Dec-05	10852	10868
Mar-06	12005	12033
Jun-06	12253	12250
Sep-06	12998	13003
Dec-06	14332	14342
Mar-07	14706	14718
Jun-07	16371	16343
Sep-07	16865	16836
Dec-07	17457	17428
Mar-08	15616	15603
Jun-08	14763	14688
Sep-08	11975	11906
Dec-08	9607	9544
Mar-09	7789	7738
Jun-09	9817	9727
Sep-09	12255	12158
Dec-09	12473	12378
Mar-10	11645	11563
Jun-10	9513	9395
Sep-10	11339	11209
Dec-10	11377	11248
Mar-11	12566	12430
Jun-11	12902	12717
Sep-11	9199	9047
Dec-11	9502	9349
Mar-12	10465	10296
Jun-12	9410	9206
Sep-12	10386	10159
Dec-12	11456	11210
Mar-13	11148	10906
Jun-13	11458	11168
Sep-13	13304	12970
Dec-13	14601	14236
Mar-14	14897	14526
Jun-14	15428	14999
Sep-14	14261	13865
Dec-14	13384	13001
Mar-15	13991	13597

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	BAYER AG	SANOFI	TOTAL SA	BANCO SANTANDER SA	DAIMLER AG

MARKET VALUE	$229,641,648	220,368,719	218,381,258	195,583,323	177,452,131

% OF NET ASSETS	4.9	4.7	4.7	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	16.6%
Pharmaceuticals	9.6
Insurance	7.6
Oil, Gas & Consumable Fuels	7.3
Automobiles	7.0
Diversified Telecommunication Services	5.8
Chemicals	5.4
Industrial Conglomerates	4.4
Food Products	4.2
Beverages	3.7
Multi-Utilities	2.9
Software	2.7
Electric Utilities	2.6
Textiles, Apparel & Luxury Goods	1.9
Electrical Equipment	1.8
Capital Markets	1.8
Personal Products	1.8
Semiconductors & Semiconductor Equipment	1.5
Aerospace & Defense	1.5
Specialty Retail	1.3
Media	1.3
Construction & Engineering	1.2
Air Freight & Logistics	1.2
Communications Equipment	1.1
Real Estate Investment Trusts	1.1
Health Care Equipment & Supplies	1.0
Building Products	0.9
Food & Staples Retailing	0.8
Metals & Mining	0.0 **
Short Term Investments	3.2
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	SMALL INDEX	VALUE	VALUE	SMALL INDEX

SIX MONTHS	1.68%	2.21%	1.81%	N/A	N/A	N/A

SINCE INCEPTION (1)	−14.01%	−13.78%	−13.57%	N/A	N/A	N/A

(1)	For the period June 4, 2014 to March 31, 2015.

SPDR EURO STOXX Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Euro
	Stoxx Small
	Cap ETF	Euro Stoxx
	(a)	Small Index
6/4/2014	10000	10000
6/30/2014	9752	9776
7/31/2014	9104	9130
8/31/2014	8991	9018
9/30/2014	8457	8490
10/31/2014	8211	8245
11/30/2014	8529	8568
12/31/2014	8203	8232
1/31/2015	8189	8224
2/28/2015	8713	8749
3/31/2015	8599	8643

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

				BANCA POPOLARE DI
DESCRIPTION	HERMES INTERNATIONAL	BOLLORE SA	NN GROUP NV	MILANO SCARL	EXOR SPA

MARKET VALUE	$157,658	98,336	91,343	87,927	85,797

% OF NET ASSETS	3.1	1.9	1.8	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Media	10.1%
Banks	8.9
Insurance	7.2
Diversified Financial Services	5.1
Air Freight & Logistics	4.9
Machinery	4.2
Real Estate Investment Trusts	4.1
Food & Staples Retailing	3.3
Textiles, Apparel & Luxury Goods	3.1
Chemicals	3.1
Diversified Telecommunication Services	3.0
Electrical Equipment	2.8
Oil, Gas & Consumable Fuels	2.7
Commercial Services & Supplies	2.5
Hotels, Restaurants & Leisure	2.3
Food Products	2.3
Semiconductors & Semiconductor Equipment	2.2
Real Estate Management & Development	1.9
Pharmaceuticals	1.9
Health Care Providers & Services	1.9
Energy Equipment & Services	1.8
Beverages	1.8
Auto Components	1.8
Professional Services	1.5
Wireless Telecommunication Services	1.5
Life Sciences Tools & Services	1.2
Capital Markets	1.1
Containers & Packaging	1.1
Independent Power and Renewable Electricity Producers	1.1
Building Products	1.1
Leisure Products	1.0
Construction Materials	0.9
Metals & Mining	0.9
Airlines	0.9
Transportation Infrastructure	0.9
Gas Utilities	0.9
Construction & Engineering	0.8
Industrial Conglomerates	0.7
Technology Hardware, Storage & Peripherals	0.7
Household Durables	0.7
Short Term Investments	0.0 **
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

SIX MONTHS	5.71%	6.07%	5.90%	N/A	N/A	N/A

ONE YEAR	15.61%	15.93%	15.08%	15.61%	15.93%	15.08%

THREE YEARS	24.75%	25.68%	29.00%	7.65%	7.92%	8.87%

FIVE YEARS	34.05%	34.25%	38.37%	6.04%	6.07%	6.71%

SINCE INCEPTION (1)	72.77%	73.48%	79.42%	7.04%	7.10%	7.55%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Emerging Asia	BMI Index
	Pacific ETF
3/20/2007	10000.00	10000.00
31-Mar	10191.00	10276.00
6/30/2007	12074.00	12233.00
30-Sep	14504.00	14702.00
12/31/2007	14763.00	14986.00
31-Mar	12734.00	12793.00
6/30/2008	11730.00	11504.00
30-Sep	9143.00	8881.00
12/31/2008	7320.00	7064.00
31-Mar	7511.00	7288.00
6/30/2009	10236.00	10126.00
30-Sep	11809.00	11784.00
12/31/2009	12737.00	12817.00
31-Mar	12889.00	12967.00
6/30/2010	12260.00	12407.00
30-Sep	14272.00	14498.00
12/31/2010	15176.00	15352.00
31-Mar	15246.00	15278.00
6/30/2011	15149.00	15190.00
30-Sep	12053.00	12022.00
12/31/2011	12323.00	12183.00
31-Mar	13849.00	13909.00
6/30/2012	12764.00	12875.00
30-Sep	13789.00	13930.00
12/31/2012	14490.00	14763.00
31-Mar	14443.00	14858.00
6/30/2013	13925.00	14324.00
30-Sep	14466.00	14845.00
12/31/2013	14894.00	15457.00
31-Mar	14944.00	15591.00
6/30/2014	16176.00	16825.00
30-Sep	16344.00	16940.00
12/31/2014	16470.00	17121.00
31-Mar	17277.00	17942.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		TAIWAN SEMICONDUCTOR
		MANUFACTURING CO.,		CHINA CONSTRUCTION
DESCRIPTION	TENCENT HOLDINGS, LTD.	LTD. ADR	CHINA MOBILE, LTD.	BANK CORP. (CLASS H)	BAIDU, INC. ADR

MARKET VALUE	$25,765,435	22,181,908	19,470,217	19,058,347	15,365,540

% OF NET ASSETS	3.5	3.0	2.6	2.6	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	16.6%
Internet Software & Services	7.7
Semiconductors & Semiconductor Equipment	7.1
Oil, Gas & Consumable Fuels	5.8
Wireless Telecommunication Services	5.1
Electronic Equipment, Instruments & Components	3.8
Insurance	3.7
Real Estate Management & Development	3.2
Technology Hardware, Storage & Peripherals	3.0
IT Services	2.9
Automobiles	2.8
Food Products	2.6
Pharmaceuticals	2.4
Chemicals	2.3
Diversified Telecommunication Services	1.9
Construction Materials	1.9
Metals & Mining	1.8
Industrial Conglomerates	1.8
Construction & Engineering	1.6
Transportation Infrastructure	1.6
Independent Power and Renewable Electricity Producers	1.5
Thrifts & Mortgage Finance	1.4
Hotels, Restaurants & Leisure	1.2
Diversified Financial Services	1.1
Internet & Catalog Retail	1.0
Food & Staples Retailing	1.0
Capital Markets	0.9
Machinery	0.9
Electric Utilities	0.9
Textiles, Apparel & Luxury Goods	0.8
Beverages	0.8
Electrical Equipment	0.8
Household Products	0.7
Media	0.7
Health Care Providers & Services	0.6
Gas Utilities	0.6
Building Products	0.5
Tobacco	0.5
Auto Components	0.4
Software	0.4
Marine	0.4
Consumer Finance	0.4
Specialty Retail	0.3
Airlines	0.3
Water Utilities	0.3
Energy Equipment & Services	0.3
Personal Products	0.3
Household Durables	0.2
Commercial Services & Supplies	0.2
Diversified Consumer Services	0.2
Health Care Equipment & Supplies	0.1
Communications Equipment	0.1
Trading Companies & Distributors	0.1
Road & Rail	0.1
Aerospace & Defense	0.1
Leisure Products	0.1
Distributors	0.0	**
Air Freight & Logistics	0.0	**
Biotechnology	0.0	**
Short Term Investments	6.0
Other Assets & Liabilities	(5.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	−21.93%	−21.79%	−20.49%	N/A	N/A	N/A

ONE YEAR	−25.95%	−25.97%	−25.00%	−25.95%	−25.97%	−25.00%

THREE YEARS	−40.39%	−40.79%	−38.17%	−15.84%	−16.03%	−14.82%

SINCE INCEPTION (1)	−36.85%	−36.89%	−32.15%	−8.68%	−8.70%	−7.38%

(1)	For the period March 10, 2010 to March 31, 2015.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Russia
	SPDR S&P	Capped BMI
	Russia ETF	Index
3/10/2010	10000.00	10000.00
31-Mar	10284.00	10398.00
6/30/2010	8783.00	8878.00
30-Sep	10074.00	10246.00
12/31/2010	11958.00	11996.00
31-Mar	13435.00	13513.00
6/30/2011	12380.00	12659.00
30-Sep	8705.00	8921.00
12/31/2011	8992.00	9270.00
31-Mar	10594.00	10972.00
6/30/2012	8931.00	9370.00
30-Sep	9871.00	10280.00
12/31/2012	10116.00	10471.00
31-Mar	9656.00	10087.00
6/30/2013	8763.00	9217.00
30-Sep	9831.00	10463.00
12/31/2013	10142.00	10710.00
31-Mar	8527.00	9047.00
6/30/2014	9468.00	10146.00
30-Sep	8088.00	8534.00
12/31/2014	5680.00	5750.00
31-Mar	6315.00	6785.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

				MMC NORILSK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	MAGNIT PJSC GDR	NICKEL OJSC ADR	TATNEFT OAO ADR

MARKET VALUE	$4,711,813	3,724,637	2,041,898	1,428,093	1,396,406

% OF NET ASSETS	15.5	12.2	6.7	4.7	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	50.2%
Metals & Mining	11.3
Banks	9.7
Food & Staples Retailing	8.6
Wireless Telecommunication Services	6.2
Internet Software & Services	3.1
Chemicals	2.8
Diversified Telecommunication Services	1.7
Household Durables	1.5
Electric Utilities	1.1
Energy Equipment & Services	1.0
Real Estate Management & Development	0.7
IT Services	0.6
Road & Rail	0.3
Media	0.2
Pharmaceuticals	0.2
Short Term Investments	0.9
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

SIX MONTHS	10.92%	11.34%	10.87%	N/A	N/A	N/A

ONE YEAR	18.44%	18.91%	18.99%	18.44%	18.91%	18.99%

THREE YEARS	31.16%	32.85%	34.26%	9.46%	9.93%	10.33%

FIVE YEARS	29.23%	30.09%	31.00%	5.26%	5.40%	5.55%

SINCE INCEPTION (1)	84.67%	85.96%	88.76%	7.94%	8.03%	8.23%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P China
	SPDR S&P	BMI Index
	China ETF
3/20/2007	10000.00	10000.00
31-Mar	10355.00	10373.00
6/30/2007	12838.00	12985.00
30-Sep	18064.00	18288.00
12/31/2007	17666.00	17839.00
31-Mar	13300.00	13441.00
6/30/2008	13088.00	13030.00
30-Sep	9890.00	9751.00
12/31/2008	8712.00	8524.00
31-Mar	8831.00	8747.00
6/30/2009	12022.00	12076.00
30-Sep	13158.00	13093.00
12/31/2009	14411.00	14460.00
31-Mar	14291.00	14412.00
6/30/2010	13608.00	13683.00
30-Sep	15248.00	15493.00
12/31/2010	15376.00	15790.00
31-Mar	16024.00	16370.00
6/30/2011	15733.00	15920.00
30-Sep	11746.00	11713.00
12/31/2011	12728.00	12643.00
31-Mar	14080.00	14062.00
6/30/2012	13117.00	13084.00
30-Sep	13646.00	13559.00
12/31/2012	15203.00	15244.00
31-Mar	14645.00	14774.00
6/30/2013	13860.00	14026.00
30-Sep	15857.00	16015.00
12/31/2013	16628.00	16825.00
31-Mar	15592.00	15868.00
6/30/2014	16404.00	16692.00
30-Sep	16650.00	17026.00
12/31/2014	17454.00	17813.00
31-Mar	18467.00	18876.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	TENCENT	CHINA	CHINA CONSTRUCTION	INDUSTRIAL & COMMERCIAL
DESCRIPTION	HOLDINGS, LTD.	MOBILE, LTD.	BANK CORP. (CLASS H)	BANK OF CHINA, LTD. (CLASS H)	BAIDU, INC. ADR

MARKET VALUE	$91,758,094	65,819,439	62,967,247	54,248,379	51,872,636

% OF NET ASSETS	8.2	5.9	5.6	4.9	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	18.6%
Internet Software & Services	17.4
Insurance	7.1
Oil, Gas & Consumable Fuels	7.0
Wireless Telecommunication Services	5.9
Real Estate Management & Development	4.8
Food Products	2.7
Semiconductors & Semiconductor Equipment	2.2
Automobiles	2.2
Internet & Catalog Retail	2.2
Independent Power and Renewable Electricity Producers	2.0
Pharmaceuticals	1.9
Transportation Infrastructure	1.8
Construction & Engineering	1.7
Diversified Telecommunication Services	1.6
Machinery	1.5
Industrial Conglomerates	1.4
Capital Markets	1.3
Metals & Mining	1.2
Electronic Equipment, Instruments & Components	1.1
Construction Materials	1.1
Textiles, Apparel & Luxury Goods	1.0
Technology Hardware, Storage & Peripherals	0.9
Personal Products	0.9
Electrical Equipment	0.8
Water Utilities	0.7
Gas Utilities	0.7
Health Care Providers & Services	0.6
Software	0.6
Communications Equipment	0.6
Chemicals	0.5
Diversified Consumer Services	0.5
Household Durables	0.5
Airlines	0.5
Health Care Equipment & Supplies	0.4
Food & Staples Retailing	0.4
Marine	0.4
Commercial Services & Supplies	0.3
Hotels, Restaurants & Leisure	0.3
Energy Equipment & Services	0.3
Specialty Retail	0.3
IT Services	0.3
Auto Components	0.2
Paper & Forest Products	0.2
Road & Rail	0.2
Media	0.2
Beverages	0.2
Multiline Retail	0.2
Aerospace & Defense	0.1
Household Products	0.1
Diversified Financial Services	0.1
Consumer Finance	0.1
Air Freight & Logistics	0.1
Trading Companies & Distributors	0.0	**
Containers & Packaging	0.0	**
Building Products	0.0	**
Distributors	0.0	**
Short Term Investments	9.4
Other Assets & Liabilities	(9.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−1.59%	−2.04%	−2.43%	N/A	N/A	N/A

ONE YEAR	3.62%	3.60%	2.42%	3.62%	3.60%	2.42%

THREE YEARS	3.69%	3.37%	4.39%	1.22%	1.11%	1.44%

FIVE YEARS	11.11%	10.57%	11.11%	2.13%	2.03%	2.13%

SINCE INCEPTION (1)	39.15%	38.88%	40.25%	4.20%	4.17%	4.30%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Markets	S&P Emerging
	ETF	BMI Index
3/20/2007	10000.00	10000.00
31-Mar	10338.00	10389.00
6/30/2007	11824.00	11927.00
30-Sep	13520.00	13574.00
12/31/2007	14133.00	14293.00
31-Mar	12706.00	12784.00
6/30/2008	12780.00	12674.00
30-Sep	9494.00	9237.00
12/31/2008	6946.00	6651.00
31-Mar	6977.00	6771.00
6/30/2009	9462.00	9346.00
30-Sep	11208.00	11159.00
12/31/2009	12296.00	12280.00
31-Mar	12524.00	12619.00
6/30/2010	11424.00	11588.00
30-Sep	13478.00	13744.00
12/31/2010	14525.00	14742.00
31-Mar	14736.00	14840.00
6/30/2011	14478.00	14619.00
30-Sep	11314.00	11335.00
12/31/2011	11759.00	11690.00
31-Mar	13420.00	13432.00
6/30/2012	12158.00	12234.00
30-Sep	13077.00	13153.00
12/31/2012	13734.00	13894.00
31-Mar	13562.00	13851.00
6/30/2013	12619.00	12840.00
30-Sep	13248.00	13446.00
12/31/2013	13501.00	13718.00
31-Mar	13429.00	13694.00
6/30/2014	14421.00	14736.00
30-Sep	14140.00	14374.00
12/31/2014	13665.00	13802.00
31-Mar	13915.00	14025.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	TENCENT		TAIWAN SEMICONDUCTOR		CHINA CONSTRUCTION
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	MANUFACTURING CO., LTD.	NASPERS, LTD. (CLASS N)	BANK CORP. (CLASS H)

MARKET VALUE	$5,364,839	3,580,927	3,331,759	3,039,382	3,020,443

% OF NET ASSETS	2.7	1.8	1.7	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.8%
Oil, Gas & Consumable Fuels	8.3
Wireless Telecommunication Services	5.7
Internet Software & Services	5.3
Semiconductors & Semiconductor Equipment	4.1
Metals & Mining	3.4
Insurance	3.3
Real Estate Management & Development	3.2
Food Products	2.8
Electronic Equipment, Instruments & Components	2.5
Automobiles	2.4
IT Services	2.3
Beverages	2.1
Media	2.1
Pharmaceuticals	2.0
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.8
Technology Hardware, Storage & Peripherals	1.8
Industrial Conglomerates	1.6
Transportation Infrastructure	1.5
Construction & Engineering	1.5
Construction Materials	1.4
Independent Power and Renewable Electricity Producers	1.4
Food & Staples Retailing	1.3
Chemicals	1.3
Multiline Retail	1.2
Thrifts & Mortgage Finance	1.1
Electric Utilities	1.0
Household Durables	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	0.8
Capital Markets	0.7
Internet & Catalog Retail	0.7
Airlines	0.6
Household Products	0.6
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Health Care Providers & Services	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Machinery	0.4
Gas Utilities	0.4
Tobacco	0.3
Water Utilities	0.3
Marine	0.3
Energy Equipment & Services	0.3
Air Freight & Logistics	0.2
Aerospace & Defense	0.2
Trading Companies & Distributors	0.2
Real Estate Investment Trusts	0.2
Building Products	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Health Care Equipment & Supplies	0.1
Communications Equipment	0.1
Road & Rail	0.1
Auto Components	0.1
Software	0.1
Distributors	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0	**
Containers & Packaging	0.0	**
Biotechnology	0.0	**
Short Term Investments	5.5
Other Assets & Liabilities	(3.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

SIX MONTHS	−8.67%	−8.38%	−8.24%	N/A	N/A	N/A

ONE YEAR	−9.07%	−8.67%	−8.54%	−9.07%	−8.67%	−8.54%

THREE YEARS	−23.74%	−23.73%	−21.96%	−8.64%	−8.63%	−7.94%

SINCE INCEPTION (1)	−18.90%	−18.73%	−13.60%	−4.98%	−4.93%	−3.51%

(1)	For the period February 23, 2011 to March 31, 2015.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Dividend
	Dividend ETF	Opportunities Index
	(a)	(b)
2/23/2011	10000.00	10000.00
31-Mar	10532.00	10689.00
6/30/2011	11015.00	11253.00
30-Sep	9127.00	9409.00
12/31/2011	9788.00	10162.00
31-Mar	10634.00	11071.00
6/30/2012	9556.00	9944.00
30-Sep	9633.00	10045.00
12/31/2012	10322.00	10771.00
31-Mar	9976.00	10534.00
6/30/2013	8908.00	9399.00
30-Sep	9363.00	9870.00
12/31/2013	9100.00	9595.00
31-Mar	8919.00	9446.00
6/30/2014	9523.00	10086.00
30-Sep	8880.00	9416.00
12/31/2014	8359.00	8887.00
31-Mar	8110.00	8640.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	JIANGSU EXPRESSWAY CO.,	ASUSTEK		PTT GLOBAL	ADVANCED INFO
DESCRIPTION	LTD. (CLASS H)	COMPUTER, INC.	SK TELECOM CO., LTD.	CHEMICAL PCL NVDR	SERVICE PCL NVDR

MARKET VALUE	$14,550,005	13,248,322	13,015,255	12,736,379	12,680,629

% OF NET ASSETS	3.4	3.1	3.1	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	14.6%
Real Estate Management & Development	9.5
Banks	8.6
Metals & Mining	8.0
Transportation Infrastructure	7.5
Electric Utilities	5.9
Technology Hardware, Storage & Peripherals	5.4
Oil, Gas & Consumable Fuels	4.8
Chemicals	3.8
Real Estate Investment Trusts	3.7
Water Utilities	3.6
Independent Power and Renewable Electricity Producers	3.3
Electronic Equipment, Instruments & Components	2.2
Specialty Retail	1.9
Insurance	1.8
Tobacco	1.8
Semiconductors & Semiconductor Equipment	1.6
Food & Staples Retailing	1.4
Construction Materials	1.4
Automobiles	1.4
Industrial Conglomerates	1.3
Capital Markets	1.1
Auto Components	1.1
Diversified Telecommunication Services	1.1
Thrifts & Mortgage Finance	1.0
Textiles, Apparel & Luxury Goods	0.9
Multi-Utilities	0.5
Energy Equipment & Services	0.3
Machinery	0.2
Short Term Investments	14.2
Other Assets & Liabilities	(13.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

SIX MONTHS	−1.35%	−1.19%	−0.94%	N/A	N/A	N/A

ONE YEAR	4.30%	4.27%	5.14%	4.30%	4.27%	5.14%

THREE YEARS	−0.91%	−0.67%	1.17%	−0.30%	−0.22%	0.39%

FIVE YEARS	1.52%	1.07%	4.91%	0.30%	0.21%	0.96%

SINCE INCEPTION (1)	11.37%	11.43%	16.32%	1.39%	1.40%	1.96%

(1)	For the period June 19, 2007 to March 31, 2015.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	BRIC 40	S&P BRIC
	ETF	40 Index
6/19/2007	10000.00	10000.00
30-Jun	9954.00	9955.00
9/30/2007	12540.00	12554.00
31-Dec	13472.00	13504.00
3/31/2008	11532.00	11565.00
30-Jun	12423.00	12473.00
9/30/2008	8467.00	8510.00
31-Dec	6059.00	6073.00
3/31/2009	6319.00	6344.00
30-Jun	8580.00	8625.00
9/30/2009	10002.00	10086.00
31-Dec	10978.00	11073.00
3/31/2010	10970.00	11089.00
30-Jun	10082.00	10206.00
9/30/2010	11402.00	11575.00
31-Dec	12121.00	12341.00
3/31/2011	13009.00	13255.00
30-Jun	12455.00	12749.00
9/30/2011	9407.00	9595.00
31-Dec	9966.00	10175.00
3/31/2012	11239.00	11497.00
30-Jun	9916.00	10213.00
9/30/2012	10613.00	10907.00
31-Dec	11226.00	11558.00
3/31/2013	10837.00	11167.00
30-Jun	9844.00	10158.00
9/30/2013	11139.00	11520.00
31-Dec	11346.00	11741.00
3/31/2014	10678.00	11064.00
30-Jun	11576.00	12017.00
9/30/2014	11290.00	11743.00
31-Dec	10891.00	11347.00
3/31/2015	11137.00	11632.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

				INDUSTRIAL &
				COMMERCIAL
	TENCENT		CHINA CONSTRUCTION	BANK OF CHINA, LTD.
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BANK CORP. (CLASS H)	(CLASS H)	BAIDU, INC. ADR

MARKET VALUE	$11,545,927	8,171,133	7,731,281	6,856,106	6,484,783

% OF NET ASSETS	10.5	7.4	7.0	6.2	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	32.3%
Internet Software & Services	19.6
Oil, Gas & Consumable Fuels	16.8
Wireless Telecommunication Services	7.4
Insurance	5.9
IT Services	3.5
Beverages	2.7
Food Products	2.1
Metals & Mining	1.8
Food & Staples Retailing	1.5
Real Estate Management & Development	1.3
Industrial Conglomerates	1.0
Personal Products	1.0
Technology Hardware, Storage & Peripherals	1.0
Diversified Telecommunication Services	0.9
Automobiles	0.9
Short Term Investments	9.5
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−19.07%	−18.53%	−18.32%	N/A	N/A	N/A

ONE YEAR	−21.95%	−21.49%	−21.80%	−21.95%	−21.49%	−21.80%

THREE YEARS	−28.85%	−28.95%	−28.06%	−10.72%	−10.77%	−10.40%

FIVE YEARS	−29.97%	−29.92%	−28.56%	−6.88%	−6.86%	−6.51%

SINCE INCEPTION (1)	−39.47%	−39.30%	−36.90%	−6.06%	−6.03%	−5.57%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Emerging Europe ETF (a	)	S&P European Emerging Capped BMI Index (b	)
3/20/2007	10000.00		10000.00
3/31/2007	10597.00		10577.00
6/30/2007	11058.00		11109.00
9/30/2007	11873.00		12055.00
12/31/2007	13044.00		13553.00
3/31/2008	11352.00		11803.00
6/30/2008	12151.00		12547.00
9/30/2008	7902.00		7900.00
12/31/2008	4540.00		4254.00
3/31/2009	4310.00		4082.00
6/30/2009	5945.00		5858.00
9/30/2009	7494.00		7429.00
12/31/2009	8289.00		8160.00
3/31/2010	8643.00		8830.00
6/30/2010	7346.00		7536.00
9/30/2010	8747.00		9004.00
12/31/2010	9497.00		9826.00
3/31/2011	10586.00		10841.00
6/30/2011	10070.00		10386.00
9/30/2011	7230.00		7396.00
12/31/2011	7129.00		7329.00
3/31/2012	8506.00		8770.00
6/30/2012	7506.00		7821.00
9/30/2012	8265.00		8568.00
12/31/2012	8794.00		9076.00
3/31/2013	8422.00		8841.00
6/30/2013	7697.00		8065.00
9/30/2013	8404.00		8858.00
12/31/2013	8401.00		8836.00
3/31/2014	7754.00		8070.00
6/30/2014	8443.00		8838.00
9/30/2014	7479.00		7726.00
12/31/2014	6098.00		6197.00
3/31/2015	6053.00		6310.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

					MMC NORILSK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	MAGNIT PJSC GDR	SBERBANK	NICKEL OJSC ADR

MARKET VALUE	$4,203,363	3,663,403	1,694,911	1,653,319	1,396,791

% OF NET ASSETS	8.4	7.4	3.4	3.3	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	29.6%
Banks	22.0
Metals & Mining	8.7
Food & Staples Retailing	5.7
Wireless Telecommunication Services	4.5
Electric Utilities	4.1
Diversified Telecommunication Services	2.8
Industrial Conglomerates	2.7
Insurance	2.3
Chemicals	1.8
Internet Software & Services	1.6
Household Durables	1.5
Diversified Financial Services	1.3
Airlines	1.3
Media	1.0
Beverages	0.9
Hotels, Restaurants & Leisure	0.8
Real Estate Investment Trusts	0.8
Pharmaceuticals	0.8
Textiles, Apparel & Luxury Goods	0.7
Real Estate Management & Development	0.6
Specialty Retail	0.6
Software	0.5
Construction Materials	0.4
Energy Equipment & Services	0.3
Distributors	0.3
Transportation Infrastructure	0.3
Marine	0.3
Automobiles	0.3
IT Services	0.2
Food Products	0.2
Construction & Engineering	0.2
Road & Rail	0.1
Machinery	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.0 **
Short Term Investments	0.5
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	−21.83%	−21.83%	−22.13%	N/A	N/A	N/A

ONE YEAR	−20.72%	−20.57%	−21.22%	−20.72%	−20.57%	−21.22%

THREE YEARS	−35.52%	−35.72%	−33.89%	−13.61%	−13.70%	−12.89%

FIVE YEARS	−33.05%	−33.56%	−29.59%	−7.71%	−7.85%	−6.78%

SINCE INCEPTION (1)	−1.52%	−1.74%	6.20%	−0.19%	−0.22%	0.75%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Emerging Latin America ETF	S&P Latin America BMI Index
3/20/2007	10000.00	10000.00
3/31/2007	10333.00	10407.00
6/30/2007	12423.00	12580.00
9/30/2007	13649.00	13850.00
12/31/2007	14334.00	14711.00
3/31/2008	14321.00	14446.00
6/30/2008	15541.00	15887.00
9/30/2008	10890.00	10880.00
12/31/2008	7099.00	7139.00
3/31/2009	7263.00	7481.00
6/30/2009	10138.00	10429.00
9/30/2009	12740.00	13092.00
12/31/2009	14562.00	14848.00
3/31/2010	14709.00	15084.00
6/30/2010	13019.00	13403.00
9/30/2010	15763.00	16248.00
12/31/2010	16862.00	17452.00
3/31/2011	16774.00	17499.00
6/30/2011	16413.00	17118.00
9/30/2011	12173.00	12899.00
12/31/2011	13326.00	13952.00
3/31/2012	15273.00	16064.00
6/30/2012	13386.00	14088.00
9/30/2012	13936.00	14831.00
12/31/2012	14559.00	15572.00
3/31/2013	14652.00	15780.00
6/30/2013	12322.00	13414.00
9/30/2013	12840.00	13872.00
12/31/2013	12608.00	13549.00
3/31/2014	12422.00	13480.00
6/30/2014	13235.00	14426.00
9/30/2014	12599.00	13638.00
12/31/2014	10964.00	11829.00
3/31/2015	9848.00	10620.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		ITAU UNIBANCO
		HOLDING SA	BANCO BRADESCO
	AMERICA MOVIL	PREFERENCE	SA PREFERENCE	AMBEV	FOMENTO ECONOMICO
DESCRIPTION	SAB DE CV (SERIES L)	SHARES ADR	SHARES ADR	SA ADR	MEXICANO SAB DE CV

MARKET VALUE	$2,007,535	1,665,658	1,337,055	1,241,101	1,012,228

% OF NET ASSETS	6.0	5.0	4.0	3.7	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	22.0%
Metals & Mining	8.1
Beverages	7.8
Oil, Gas & Consumable Fuels	6.9
Wireless Telecommunication Services	6.7
Food & Staples Retailing	4.4
Food Products	4.4
Multiline Retail	3.7
Electric Utilities	3.4
Industrial Conglomerates	2.6
Construction Materials	2.6
Media	2.5
Independent Power and Renewable Electricity Producers	2.2
Paper & Forest Products	2.0
Transportation Infrastructure	2.0
Diversified Financial Services	1.8
IT Services	1.5
Real Estate Investment Trusts	1.1
Diversified Telecommunication Services	1.0
Insurance	1.0
Household Products	0.9
Construction & Engineering	0.9
Tobacco	0.8
Diversified Consumer Services	0.8
Aerospace & Defense	0.8
Chemicals	0.8
Personal Products	0.7
Real Estate Management & Development	0.7
Airlines	0.6
Capital Markets	0.6
Machinery	0.6
Containers & Packaging	0.5
Water Utilities	0.5
Household Durables	0.4
Road & Rail	0.4
Software	0.4
Health Care Providers & Services	0.4
Gas Utilities	0.3
Consumer Finance	0.2
Internet & Catalog Retail	0.2
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.1
Pharmaceuticals	0.1
Hotels, Restaurants & Leisure	0.1
Short Term Investments	14.0
Other Assets & Liabilities	(13.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

SIX MONTHS	0.62%	0.83%	1.46%	N/A	N/A	N/A

ONE YEAR	0.16%	0.34%	1.72%	0.16%	0.34%	1.72%

THREE YEARS	5.91%	5.25%	9.24%	1.93%	1.72%	2.99%

FIVE YEARS	19.02%	18.09%	24.03%	3.54%	3.38%	4.40%

SINCE INCEPTION (1)	46.01%	45.24%	58.49%	4.82%	4.76%	5.90%

(1)	For the period March 20, 2007 to March 31, 2015.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Emerging Middle East & Africa ETF	S&P Mid-East & Africa BMI Index
3/20/2007	10000.00	10000.00
3/31/2007	10452.00	10469.00
6/30/2007	10892.00	11037.00
9/30/2007	11584.00	11653.00
12/31/2007	12042.00	12467.00
3/31/2008	10818.00	11523.00
6/30/2008	11245.00	11640.00
9/30/2008	9340.00	9663.00
12/31/2008	7612.00	7819.00
3/31/2009	7297.00	7573.00
6/30/2009	9373.00	9682.00
9/30/2009	10652.00	10998.00
12/31/2009	11582.00	11980.00
3/31/2010	12267.00	12778.00
6/30/2010	10852.00	11335.00
9/30/2010	13198.00	13757.00
12/31/2010	14837.00	15494.00
3/31/2011	14226.00	14865.00
6/30/2011	14018.00	14705.00
9/30/2011	11703.00	12268.00
12/31/2011	12263.00	12890.00
3/31/2012	13786.00	14509.00
6/30/2012	13060.00	13736.00
9/30/2012	13958.00	14678.00
12/31/2012	14626.00	15412.00
3/31/2013	13443.00	14247.00
6/30/2013	12528.00	13281.00
9/30/2013	13625.00	14462.00
12/31/2013	13948.00	14856.00
3/31/2014	14577.00	15580.00
6/30/2014	15218.00	16334.00
9/30/2014	14511.00	15620.00
12/31/2014	14364.00	15524.00
3/31/2015	14601.00	15849.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	NASPERS, LTD.			STEINHOFF INTERNATIONAL
DESCRIPTION	(CLASS N)	MTN GROUP, LTD.	SASOL, LTD.	HOLDINGS, LTD.	STANDARD BANK GROUP, LTD.

MARKET VALUE	$6,762,945	2,735,279	1,819,688	1,783,198	1,750,001

% OF NET ASSETS	14.0	5.6	3.8	3.7	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.0%
Media	14.0
Wireless Telecommunication Services	7.6
Diversified Financial Services	7.2
Insurance	4.9
Oil, Gas & Consumable Fuels	4.4
Metals & Mining	4.3
Real Estate Management & Development	4.0
Household Durables	3.7
Real Estate Investment Trusts	3.4
Industrial Conglomerates	2.9
Food Products	2.8
Health Care Providers & Services	2.8
Food & Staples Retailing	2.7
Specialty Retail	2.7
Pharmaceuticals	2.2
Capital Markets	1.9
Diversified Telecommunication Services	1.7
Multiline Retail	1.2
Paper & Forest Products	0.9
Transportation Infrastructure	0.8
Construction & Engineering	0.8
Distributors	0.7
Chemicals	0.7
Containers & Packaging	0.6
Hotels, Restaurants & Leisure	0.5
Marine	0.5
Trading Companies & Distributors	0.4
Construction Materials	0.4
Multi-Utilities	0.3
Energy Equipment & Services	0.3
Electronic Equipment, Instruments & Components	0.2
Airlines	0.2
Electrical Equipment	0.2
IT Services	0.1
Tobacco	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0 **
Textiles, Apparel & Luxury Goods	0.0 **
Short Term Investments	3.4
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.34%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	0.52%	0.89%	0.36%	N/A	N/A	N/A

ONE YEAR	−0.81%	−0.89%	−0.98%	−0.81%	−0.89%	−0.98%

THREE YEARS	26.09%	25.25%	28.71%	8.03%	7.79%	8.78%

FIVE YEARS	33.23%	33.13%	37.88%	5.91%	5.89%	6.64%

SINCE INCEPTION (1)	5.80%	5.83%	10.82%	0.71%	0.72%	1.30%

(1)	For the period April 20, 2007 to March 31, 2015.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P World ex-US ETF (a	)	S&P Developed Ex-U.S. BMI Index (b	)
	10000.00		10000.00
4/20/2007	10000.00		9986.00
6/30/2007	10235.00		10248.00
9/30/2007	10457.00		10497.00
12/31/2007	10239.00		10289.00
3/31/2008	9370.00		9407.00
6/30/2008	9230.00		9272.00
9/30/2008	7306.00		7314.00
12/31/2008	5854.00		5740.00
3/31/2009	5117.00		5036.00
6/30/2009	6415.00		6404.00
9/30/2009	7647.00		7706.00
12/31/2009	7807.00		7886.00
3/31/2010	7941.00		8038.00
6/30/2010	6908.00		7014.00
9/30/2010	8030.00		8170.00
12/31/2010	8622.00		8830.00
3/31/2011	8943.00		9188.00
6/30/2011	9014.00		9294.00
9/30/2011	7281.00		7504.00
12/31/2011	7565.00		7755.00
3/31/2012	8390.00		8611.00
6/30/2012	7777.00		7993.00
9/30/2012	8373.00		8609.00
12/31/2012	8844.00		9106.00
3/31/2013	9239.00		9549.00
6/30/2013	9028.00		9378.00
9/30/2013	10070.00		10490.00
12/31/2013	10566.00		11058.00
3/31/2014	10666.00		11192.00
6/30/2014	11171.00		11731.00
9/30/2014	10525.00		11042.00
12/31/2014	10138.00		10631.00
3/31/2015	10580.00		11082.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			ROCHE	TOYOTA	SAMSUNG ELECTRONICS
DESCRIPTION	NOVARTIS AG	NESTLE SA	HOLDING AG	MOTOR CORP.	CO., LTD. GDR

MARKET VALUE	$11,085,215	10,432,805	8,894,251	8,163,717	7,315,840

% OF NET ASSETS	1.5	1.4	1.2	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	12.6%
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	5.5
Insurance	5.4
Automobiles	3.6
Food Products	3.5
Chemicals	3.4
Metals & Mining	3.3
Real Estate Management & Development	2.5
Machinery	2.4
Diversified Telecommunication Services	2.2
Media	2.1
Capital Markets	2.0
Beverages	2.0
Real Estate Investment Trusts	1.8
Food & Staples Retailing	1.7
Technology Hardware, Storage & Peripherals	1.7
Hotels, Restaurants & Leisure	1.7
Electronic Equipment, Instruments & Components	1.6
Road & Rail	1.6
Wireless Telecommunication Services	1.5
Electric Utilities	1.5
Industrial Conglomerates	1.4
Auto Components	1.4
Trading Companies & Distributors	1.4
Textiles, Apparel & Luxury Goods	1.3
Electrical Equipment	1.2
Semiconductors & Semiconductor Equipment	1.2
Tobacco	1.1
Construction & Engineering	1.1
Software	1.1
Specialty Retail	1.0
Household Durables	1.0
Aerospace & Defense	1.0
Multi-Utilities	1.0
Commercial Services & Supplies	0.8
Health Care Equipment & Supplies	0.8
Household Products	0.8
Diversified Financial Services	0.8
Building Products	0.7
IT Services	0.7
Professional Services	0.6
Personal Products	0.6
Health Care Providers & Services	0.5
Multiline Retail	0.5
Gas Utilities	0.5
Communications Equipment	0.5
Construction Materials	0.5
Biotechnology	0.4
Air Freight & Logistics	0.4
Transportation Infrastructure	0.4
Energy Equipment & Services	0.4
Marine	0.4
Internet Software & Services	0.3
Airlines	0.3
Containers & Packaging	0.3
Paper & Forest Products	0.2
Leisure Products	0.2
Internet & Catalog Retail	0.1
Independent Power and Renewable Electricity Producers	0.1
Consumer Finance	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.0	**
Distributors	0.0	**
Life Sciences Tools & Services	0.0	**
Short Term Investments	7.4
Other Assets & Liabilities	(6.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. UNDER USD2	NET ASSET	MARKET	EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	−0.33%	−0.10%	−0.69%	N/A	N/A	N/A

ONE YEAR	−3.59%	−3.27%	−3.08%	−3.59%	−3.27%	−3.08%

THREE YEARS	21.51%	20.78%	23.35%	6.71%	6.49%	7.25%

FIVE YEARS	38.69%	37.78%	36.89%	6.76%	6.62%	6.48%

SINCE INCEPTION (1)	9.87%	9.85%	7.71%	1.19%	1.19%	0.94%

(1)	For the period April 20, 2007 to March 31, 2015.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Small Cap ETF (a	)	S&P Developed Ex-U.S. under USD2 Billion Index (b	)
	10000.00		10000.00
4/20/2007	10000.00		10057.00
6/30/2007	10250.00		10312.00
9/30/2007	10313.00		10290.00
12/31/2007	9777.00		9705.00
3/31/2008	9152.00		8971.00
6/30/2008	8848.00		8756.00
9/30/2008	6824.00		6630.00
12/31/2008	5331.00		5136.00
3/31/2009	4730.00		4650.00
6/30/2009	6284.00		6186.00
9/30/2009	7539.00		7420.00
12/31/2009	7543.00		7483.00
3/31/2010	7921.00		7868.00
6/30/2010	7247.00		7072.00
9/30/2010	8408.00		8196.00
12/31/2010	9388.00		9211.00
3/31/2011	9670.00		9509.00
6/30/2011	9666.00		9439.00
9/30/2011	7929.00		7695.00
12/31/2011	7921.00		7706.00
3/31/2012	9042.00		8733.00
6/30/2012	8172.00		7922.00
9/30/2012	8780.00		8516.00
12/31/2012	9167.00		8884.00
3/31/2013	9912.00		9536.00
6/30/2013	9453.00		9141.00
9/30/2013	10734.00		10423.00
12/31/2013	11157.00		10775.00
3/31/2014	11396.00		11113.00
6/30/2014	11864.00		11634.00
9/30/2014	11023.00		10846.00
12/31/2014	10471.00		10273.00
3/31/2015	10987.00		10771.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	SHOCHIKU CO., LTD.	BELIMO HOLDING AG	FIRSTSERVICE CORP.	VIDRALA SA	INDUS HOLDING AG

MARKET VALUE	$2,968,495	2,795,810	2,623,817	2,595,968	2,450,008

% OF NET ASSETS	0.4	0.4	0.4	0.3	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	5.9%
Banks	5.4
Real Estate Management & Development	4.6
Metals & Mining	4.6
Machinery	4.2
Electronic Equipment, Instruments & Components	3.7
Chemicals	3.6
Capital Markets	3.4
Hotels, Restaurants & Leisure	3.3
Commercial Services & Supplies	3.0
Construction & Engineering	2.9
Media	2.9
Food Products	2.8
Specialty Retail	2.7
Pharmaceuticals	2.4
Software	2.4
Oil, Gas & Consumable Fuels	2.2
Trading Companies & Distributors	2.2
Semiconductors & Semiconductor Equipment	2.1
Auto Components	2.0
Textiles, Apparel & Luxury Goods	1.8
Food & Staples Retailing	1.8
Biotechnology	1.7
Building Products	1.7
Health Care Providers & Services	1.6
Household Durables	1.6
IT Services	1.4
Electrical Equipment	1.3
Road & Rail	1.2
Paper & Forest Products	1.2
Health Care Equipment & Supplies	1.1
Communications Equipment	1.0
Insurance	0.9
Containers & Packaging	0.9
Diversified Consumer Services	0.9
Internet Software & Services	0.8
Industrial Conglomerates	0.8
Professional Services	0.8
Construction Materials	0.7
Diversified Telecommunication Services	0.7
Diversified Financial Services	0.6
Beverages	0.6
Personal Products	0.6
Energy Equipment & Services	0.5
Internet & Catalog Retail	0.5
Air Freight & Logistics	0.5
Thrifts & Mortgage Finance	0.5
Consumer Finance	0.5
Independent Power and Renewable Electricity Producers	0.4
Distributors	0.4
Marine	0.4
Aerospace & Defense	0.4
Multiline Retail	0.4
Technology Hardware, Storage & Peripherals	0.3
Airlines	0.3
Leisure Products	0.3
Electric Utilities	0.3
Transportation Infrastructure	0.3
Gas Utilities	0.2
Wireless Telecommunication Services	0.2
Multi-Utilities	0.2
Household Products	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Automobiles	0.1
Water Utilities	0.0 **
Commercial & Professional Services	0.0 **
Short Term Investments	13.3
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.59%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.49%	5.79%	5.62%	N/A	N/A	N/A

ONE YEAR	8.56%	8.46%	8.80%	8.56%	8.46%	8.80%

THREE YEARS	36.46%	36.01%	37.86%	10.92%	10.80%	11.30%

FIVE YEARS	61.70%	61.70%	65.42%	10.09%	10.09%	10.59%

SINCE INCEPTION (1)	7.09%	7.15%	10.56%	0.83%	0.84%	1.22%

(1)	For the period December 15, 2006 to March 31, 2015.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Dow Jones International Real Estate ETF (a	)	Dow Jones Global ex-U.S. Select Real Estate Securities Index (b	)
	10000.00		10000.00
12/15/2006	10400.00		10397.00
3/31/2007	11149.00		11207.00
6/30/2007	10858.00		10949.00
9/30/2007	10809.00		10901.00
12/31/2007	9683.00		9786.00
3/31/2008	9032.00		9098.00
6/30/2008	8218.00		8250.00
9/30/2008	6662.00		6680.00
12/31/2008	4734.00		4734.00
3/31/2009	3935.00		3950.00
6/30/2009	5228.00		5255.00
9/30/2009	6561.00		6613.00
12/31/2009	6563.00		6632.00
3/31/2010	6623.00		6684.00
6/30/2010	6000.00		6076.00
9/30/2010	7357.00		7467.00
12/31/2010	7927.00		8058.00
3/31/2011	7988.00		8098.00
6/30/2011	8308.00		8429.00
9/30/2011	6860.00		6963.00
12/31/2011	6806.00		6923.00
3/31/2012	7848.00		8021.00
6/30/2012	7918.00		8086.00
9/30/2012	8611.00		8828.00
12/31/2012	9279.00		9534.00
3/31/2013	9798.00		10085.00
6/30/2013	9220.00		9490.00
9/30/2013	9801.00		10080.00
12/31/2013	9740.00		10033.00
3/31/2014	9864.00		10161.00
6/30/2014	10730.00		11066.00
9/30/2014	10152.00		10468.00
12/31/2014	10307.00		10643.00
3/31/2015	10709.00		11056.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	BROOKFIELD ASSET
	MANAGEMENT, INC.	MITSUI FUDOSAN	UNIBAIL-		LAND SECURITIES
DESCRIPTION	(CLASS A)	CO., LTD.	RODAMCO SE	SCENTRE GROUP	GROUP PLC

MARKET VALUE	$350,008,756	333,069,431	301,725,701	173,651,620	170,082,780

% OF NET ASSETS	6.9	6.6	6.0	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Management & Development	34.4%
Retail REITs	27.3
Diversified REITs	20.3
Office REITs	11.1
Industrial REITs	4.4
Diversified Capital Markets	1.0
Residential REITs	0.8
Specialized REITs	0.5
Air Freight & Logistics	0.0 **
Short Term Investments	2.2
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL	NET ASSET	MARKET	S&P GLOBAL
	VALUE	VALUE	INFRASTRUCTURE INDEX	VALUE	VALUE	INFRASTRUCTURE INDEX

SIX MONTHS	0.10%	0.62%	0.05%	N/A	N/A	N/A

ONE YEAR	4.07%	4.14%	3.93%	4.07%	4.14%	3.93%

THREE YEARS	32.17%	32.68%	31.58%	9.74%	9.88%	9.59%

FIVE YEARS	41.36%	42.59%	47.32%	7.17%	7.35%	8.06%

SINCE INCEPTION (1)	27.22%	27.53%	33.43%	2.99%	3.02%	3.59%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to March 31, 2015.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Global Infrastructure ETF (a	)(1)	S&P Global Infrastructure Index (b	)(2)
	10000.00		10000.00
1/25/2007	10000.00		10089.00
3/31/2007	10685.00		10692.00
6/30/2007	11081.00		11120.00
9/30/2007	11443.00		11508.00
12/31/2007	12245.00		12343.00
3/31/2008	11246.00		11348.00
6/30/2008	11616.00		11756.00
9/30/2008	9506.00		9614.00
12/31/2008	8385.00		8500.00
3/31/2009	6988.00		7085.00
6/30/2009	8020.00		8161.00
9/30/2009	8993.00		9166.00
12/31/2009	9312.00		9528.00
3/31/2010	9000.00		9221.00
6/30/2010	8139.00		8351.00
9/30/2010	9140.00		9409.00
12/31/2010	9416.00		9720.00
3/31/2011	9704.00		10033.00
6/30/2011	9917.00		10284.00
9/30/2011	9046.00		9389.00
12/31/2011	9424.00		9811.00
3/31/2012	9626.00		10055.00
6/30/2012	9603.00		10062.00
9/30/2012	9788.00		10277.00
12/31/2012	9747.00		10265.00
3/31/2013	10349.00		10929.00
6/30/2013	10204.00		10759.00
9/30/2013	10962.00		11554.00
12/31/2013	11433.00		12050.00
3/31/2014	12225.00		12880.00
6/30/2014	13212.00		13922.00
9/30/2014	12709.00		13379.00
12/31/2014	12831.00		13511.00
3/31/2015	12722.00		13386.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through March 31, 2015.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	KINDER MORGAN, INC.	TRANSURBAN GROUP	ATLANTIA SPA	GROUPE EUROTUNNEL SE	DUKE ENERGY CORP.

MARKET VALUE	$6,051,088	5,940,290	5,429,634	4,030,157	4,022,044

% OF NET ASSETS	5.0	4.9	4.5	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Transportation Infrastructure	40.2%
Electric Utilities	21.9
Oil, Gas & Consumable Fuels	20.2
Multi-Utilities	16.0
Independent Power and Renewable Electricity Producers	1.1
Water Utilities	0.4
Gas Utilities	0.2
Short Term Investments	9.4
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

SIX MONTHS	−10.94%	−10.89%	−10.76%	N/A	N/A	N/A

ONE YEAR	−12.54%	−12.74%	−12.01%	−12.54%	−12.74%	−12.01%

THREE YEARS	−12.27%	−12.64%	−10.63%	−4.27%	−4.41%	−3.68%

SINCE INCEPTION (1)	−6.29%	−6.23%	−3.71%	−1.42%	−1.40%	−0.83%

(1)	For the period September 13, 2010 to March 31, 2015.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P Global Natural Resources ETF	S&P Global Natural Resources Index
	10000.00	10000.00
9/13/2010	10153.00	10156.00
12/31/2010	11793.00	11813.00
3/31/2011	12536.00	12578.00
6/30/2011	12007.00	12076.00
9/30/2011	9283.00	9330.00
12/31/2011	9989.00	10058.00
3/31/2012	10682.00	10774.00
6/30/2012	9757.00	9862.00
9/30/2012	10496.00	10626.00
12/31/2012	10627.00	10778.00
3/31/2013	10464.00	10617.00
6/30/2013	9454.00	9610.00
9/30/2013	10277.00	10467.00
12/31/2013	10729.00	10944.00
3/31/2014	10715.00	10943.00
6/30/2014	11427.00	11697.00
9/30/2014	10522.00	10790.00
12/31/2014	9638.00	9887.00
3/31/2015	9371.00	9629.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

					POTASH CORP. OF
DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	SYNGENTA AG	GLENCORE PLC	SASKATCHEWAN, INC.

MARKET VALUE	$33,704,370	33,254,654	29,675,839	25,488,793	25,071,376

% OF NET ASSETS	5.0	5.0	4.4	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	33.2%
Metals & Mining	32.2
Chemicals	18.4
Paper & Forest Products	7.0
Food Products	4.0
Containers & Packaging	4.0
Real Estate Investment Trusts	0.7
Short Term Investments	10.5
Other Assets & Liabilities	(10.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.34%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

SIX MONTHS	−0.05%	−0.12%	−0.36%	N/A	N/A	N/A

ONE YEAR	0.05%	−0.45%	−0.57%	0.05%	−0.45%	−0.57%

THREE YEARS	20.98%	20.72%	22.11%	6.55%	6.48%	6.89%

FIVE YEARS	26.82%	26.36%	29.37%	4.87%	4.79%	5.29%

SINCE INCEPTION (1)	20.42%	20.19%	23.22%	2.29%	2.26%	2.57%

(1)	For the period January 10, 2007 to March 31, 2015.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF	USA
1/10/2007	10000.00	10000.00
31-Mar	10658.00	10671.00
6/30/2007	11494.00	11569.00
30-Sep	11956.00	12111.00
12/31/2007	11861.00	12036.00
31-Mar	10783.00	10944.00
6/30/2008	10709.00	10849.00
30-Sep	8425.00	8479.00
12/31/2008	6609.00	6590.00
31-Mar	5912.00	5890.00
6/30/2009	7571.00	7536.00
30-Sep	9050.00	9026.00
12/31/2009	9387.00	9368.00
31-Mar	9496.00	9522.00
6/30/2010	8314.00	8355.00
30-Sep	9693.00	9747.00
12/31/2010	10381.00	10454.00
31-Mar	10768.00	10819.00
6/30/2011	10776.00	10885.00
30-Sep	8629.00	8732.00
12/31/2011	8977.00	9061.00
31-Mar	9954.00	10090.00
6/30/2012	9213.00	9346.00
30-Sep	9855.00	10046.00
12/31/2012	10400.00	10638.00
31-Mar	10737.00	10986.00
6/30/2013	10367.00	10668.00
30-Sep	11428.00	11752.00
12/31/2013	11946.00	12318.00
31-Mar	12037.00	12393.00
6/30/2014	12695.00	13044.00
30-Sep	12048.00	12366.00
12/31/2014	11622.00	11895.00
31-Mar	12042.00	12322.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	NESTLE SA	NOVARTIS AG	TOYOTA MOTOR CORP.	ROCHE HOLDING AG	HSBC HOLDINGS PLC

MARKET VALUE	$9,332,523	8,897,810	8,283,390	7,981,447	6,661,133

% OF NET ASSETS	1.4	1.3	1.2	1.2	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	15.6%
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	7.5
Insurance	5.1
Automobiles	4.3
Chemicals	3.3
Metals & Mining	3.1
Food Products	3.0
Diversified Telecommunication Services	3.0
Wireless Telecommunication Services	2.9
Beverages	2.3
Semiconductors & Semiconductor Equipment	2.3
Media	2.2
Machinery	1.9
Capital Markets	1.8
Real Estate Management & Development	1.7
Road & Rail	1.7
Food & Staples Retailing	1.5
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	1.4
Electronic Equipment, Instruments & Components	1.4
Electric Utilities	1.3
Real Estate Investment Trusts	1.2
Industrial Conglomerates	1.2
Tobacco	1.2
Construction & Engineering	1.1
Multi-Utilities	1.1
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.0
Electrical Equipment	1.0
Trading Companies & Distributors	1.0
Internet Software & Services	0.9
Building Products	0.8
Auto Components	0.8
IT Services	0.7
Health Care Equipment & Supplies	0.7
Software	0.6
Transportation Infrastructure	0.6
Household Durables	0.6
Multiline Retail	0.6
Gas Utilities	0.6
Aerospace & Defense	0.5
Construction Materials	0.5
Household Products	0.5
Specialty Retail	0.4
Personal Products	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Communications Equipment	0.3
Independent Power and Renewable Electricity Producers	0.3
Marine	0.3
Health Care Providers & Services	0.3
Air Freight & Logistics	0.2
Biotechnology	0.2
Water Utilities	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Leisure Products	0.1
Energy Equipment & Services	0.1
Thrifts & Mortgage Finance	0.1
Consumer Finance	0.1
Airlines	0.0	**
Internet & Catalog Retail	0.0	**
Diversified Consumer Services	0.0	**
Short Term Investment	6.6
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.25%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ACWI	NET ASSET	MARKET	MSCI ACWI
	VALUE	VALUE	IMI INDEX	VALUE	VALUE	IMI INDEX

SIX MONTHS	3.59%	3.53%	3.19%	N/A	N/A	N/A

ONE YEAR	6.49%	6.23%	5.12%	6.49%	6.23%	5.12%

SINCE INCEPTION (1)	39.72%	39.45%	37.82%	11.43%	11.36%	10.95%

(1)	For the period February 27, 2012 to March 31, 2015.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI ACWI
	ACWI IMI	IMI Index
	ETF (a)	(b)
2/27/2012	10000.00	10000.00
31-Mar	10079.00	10090.00
6/30/2012	9496.00	9518.00
30-Sep	10128.00	10170.00
12/31/2012	10470.00	10474.00
31-Mar	11184.00	11197.00
6/30/2013	11155.00	11144.00
30-Sep	12067.00	12066.00
12/31/2013	12923.00	12940.00
31-Mar	13121.00	13112.00
6/30/2014	13799.00	13746.00
30-Sep	13488.00	13358.00
12/31/2014	13660.00	13437.00
31-Mar	13972.00	13782.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	WELLS FARGO & CO.	GENERAL ELECTRIC CO.

MARKET VALUE	$902,366	527,425	462,329	449,834	384,853

% OF NET ASSETS	1.4	0.8	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.2%
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	5.7
Insurance	4.6
Media	3.4
Real Estate Investment Trusts	2.8
Technology Hardware, Storage & Peripherals	2.7
Chemicals	2.7
Software	2.6
Food Products	2.4
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.3
Aerospace & Defense	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.2
Biotechnology	2.1
Specialty Retail	2.1
Metals & Mining	2.0
Machinery	2.0
Industrial Conglomerates	1.9
Internet Software & Services	1.8
Hotels, Restaurants & Leisure	1.8
Automobiles	1.7
IT Services	1.7
Health Care Equipment & Supplies	1.7
Electric Utilities	1.6
Health Care Providers & Services	1.6
Electronic Equipment, Instruments & Components	1.4
Real Estate Management & Development	1.4
Beverages	1.4
Wireless Telecommunication Services	1.3
Road & Rail	1.3
Household Products	1.2
Multiline Retail	1.2
Energy Equipment & Services	1.1
Communications Equipment	1.0
Tobacco	1.0
Textiles, Apparel & Luxury Goods	0.9
Electrical Equipment	0.9
Diversified Financial Services	0.9
Air Freight & Logistics	0.8
Commercial Services & Supplies	0.7
Construction & Engineering	0.6
Consumer Finance	0.6
Internet & Catalog Retail	0.6
Trading Companies & Distributors	0.6
Life Sciences Tools & Services	0.6
Auto Components	0.5
Multi-Utilities	0.5
Professional Services	0.5
Building Products	0.4
Marine	0.3
Thrifts & Mortgage Finance	0.3
Leisure Products	0.3
Construction Materials	0.3
Household Durables	0.3
Transportation Infrastructure	0.2
Personal Products	0.2
Water Utilities	0.2
Independent Power and Renewable Electricity Producers	0.1
Paper & Forest Products	0.1
Airlines	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Short Term Investments	15.3
Other Assets & Liabilities	(14.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI Low Carbon Target ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	WELLS FARGO & CO.	GENERAL ELECTRIC CO.

MARKET VALUE	$1,769,892	770,941	714,964	682,230	676,246

% OF NET ASSETS	2.0	0.9	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	10.7%
Pharmaceuticals	6.9
Insurance	5.0
Oil, Gas & Consumable Fuels	4.4
Technology Hardware, Storage & Peripherals	3.3
Media	3.1
Diversified Telecommunication Services	2.7
Automobiles	2.6
Capital Markets	2.4
Beverages	2.4
Chemicals	2.3
Food Products	2.3
Aerospace & Defense	2.3
IT Services	2.3
Software	2.2
Machinery	2.2
Food & Staples Retailing	2.2
Internet Software & Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Real Estate Investment Trusts	2.0
Industrial Conglomerates	1.9
Health Care Providers & Services	1.7
Energy Equipment & Services	1.7
Biotechnology	1.6
Specialty Retail	1.6
Metals & Mining	1.5
Tobacco	1.5
Health Care Equipment & Supplies	1.5
Wireless Telecommunication Services	1.4
Diversified Financial Services	1.3
Real Estate Management & Development	1.2
Household Products	1.2
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.1
Road & Rail	1.1
Electrical Equipment	1.1
Communications Equipment	1.1
Trading Companies & Distributors	1.0
Gas Utilities	0.8
Internet & Catalog Retail	0.8
Electronic Equipment, Instruments & Components	0.6
Transportation Infrastructure	0.6
Electric Utilities	0.6
Water Utilities	0.6
Professional Services	0.5
Construction & Engineering	0.5
Consumer Finance	0.5
Household Durables	0.5
Multi-Utilities	0.5
Auto Components	0.4
Multiline Retail	0.4
Personal Products	0.4
Air Freight & Logistics	0.4
Life Sciences Tools & Services	0.3
Commercial Services & Supplies	0.3
Independent Power and Renewable Electricity Producers	0.3
Building Products	0.2
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Leisure Products	0.1
Marine	0.0	**
Distributors	0.0	**
Short Term Investments	0.1
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.50%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EM	NET ASSET	MARKET	MSCI EM
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	−0.83%	−0.73%	−0.14%	N/A	N/A	N/A

ONE YEAR	2.17%	2.34%	3.29%	2.17%	2.34%	3.29%

SINCE INCEPTION (1)	1.02%	1.52%	3.82%	0.33%	0.49%	1.22%

(1)	For the period February 27, 2012 to March 31, 2015.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI EM
	EM 50	50 Index
	ETF
2/27/2012	10000.00	10000.00
31-Mar	9857.00	9878.00
6/30/2012	8913.00	8939.00
30-Sep	9563.00	9641.00
12/31/2012	10087.00	10180.00
31-Mar	9670.00	9795.00
6/30/2013	8934.00	9066.00
30-Sep	9825.00	9970.00
12/31/2013	10122.00	10278.00
31-Mar	9888.00	10051.00
6/30/2014	10623.00	10838.00
30-Sep	10186.00	10396.00
12/31/2014	9854.00	10092.00
31-Mar	10102.00	10382.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING CO.,	TENCENT		NASPERS, LTD.
DESCRIPTION	CO., LTD. GDR	LTD. ADR	HOLDINGS, LTD.	CHINA MOBILE, LTD.	(CLASS N)

MARKET VALUE	$230,552	183,379	158,135	128,637	98,931

% OF NET ASSETS	9.9	7.9	6.8	5.5	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	22.9%
Semiconductors & Semiconductor Equipment	10.7
Oil, Gas & Consumable Fuels	10.6
Technology Hardware, Storage & Peripherals	9.9
Wireless Telecommunication Services	9.8
Internet Software & Services	7.9
Media	5.4
Insurance	5.2
Automobiles	3.3
Electronic Equipment, Instruments & Components	2.5
Metals & Mining	2.3
Beverages	1.9
Diversified Financial Services	1.1
Auto Components	1.1
Food & Staples Retailing	0.9
Food Products	0.9
Diversified Telecommunication Services	0.9
Real Estate Management & Development	0.8
Construction Materials	0.8
Chemicals	0.7
Short Term Investments	4.7
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/4/13, 12/5/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM Beyond BRIC ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.49%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EM BEYOND	NET ASSET	MARKET	MSCI EM BEYOND
	VALUE	VALUE	BRIC INDEX	VALUE	VALUE	BRIC INDEX

SIX MONTHS	−5.41%	−6.36%	−4.81%	N/A	N/A	N/A

ONE YEAR	−3.93%	−5.04%	−2.87%	−3.93%	−5.04%	−2.87%

SINCE INCEPTION (1)	−1.27%	−2.30%	0.23%	−0.96%	−1.74%	0.18%

(1)	For the period December 4, 2013 to March 31, 2015.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	EM Beyond	MSCI EM
	BRIC ETF	Beyond BRIC
	(a)	Index (b)
12/4/2013	10000.00	10000.00
31-Dec	10091.00	10092.00
3/31/2014	10277.00	10320.00
30-Jun	10775.00	10840.00
9/30/2014	10438.00	10529.00
31-Dec	9885.00	9987.00
3/31/2015	9873.00	10023.00

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM Beyond BRIC ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING CO.,	NASPERS, LTD.	AMERICA MOVIL SAB
DESCRIPTION	CO., LTD. GDR	LTD. ADR	(CLASS N)	DE CV (SERIES L)	MTN GROUP, LTD.

MARKET VALUE	$106,904	104,956	82,108	61,411	38,204

% OF NET ASSETS	3.7	3.6	2.8	2.1	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	21.6%
Wireless Telecommunication Services	6.5
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.9
Media	4.2
Oil, Gas & Consumable Fuels	3.9
Industrial Conglomerates	3.7
Metals & Mining	3.3
Food Products	3.0
Food & Staples Retailing	2.9
Diversified Financial Services	2.7
Construction Materials	2.5
Electric Utilities	2.5
Insurance	2.5
Electronic Equipment, Instruments & Components	2.2
Chemicals	2.2
Automobiles	2.0
Diversified Telecommunication Services	1.9
Real Estate Management & Development	1.6
Beverages	1.5
Transportation Infrastructure	1.2
Pharmaceuticals	1.1
Construction & Engineering	1.0
Household Products	1.0
Household Durables	1.0
Real Estate Investment Trusts	1.0
Multiline Retail	1.0
Specialty Retail	0.9
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	0.8
Independent Power and Renewable Electricity Producers	0.8
Auto Components	0.7
Gas Utilities	0.6
Tobacco	0.6
Machinery	0.5
Internet Software & Services	0.5
Airlines	0.5
Personal Products	0.4
Multi-Utilities	0.4
Energy Equipment & Services	0.4
Capital Markets	0.3
Trading Companies & Distributors	0.3
IT Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Distributors	0.2
Consumer Finance	0.1
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Software	0.0 **
Short Term Investments	2.5
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EAFE Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EAFE QUALITY	NET ASSET	MARKET	MSCI EAFE QUALITY
	VALUE	VALUE	MIX INDEX	VALUE	VALUE	MIX INDEX

SIX MONTHS	2.01%	2.05%	2.38%	N/A	N/A	N/A

SINCE INCEPTION (1)	−2.56%	−2.63%	−2.08%	N/A	N/A	N/A

(1)	For the period June 4, 2014 to March 31, 2015.

SPDR MSCI EAFE Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	EAFE Quality	MSCI EAFE
	Mix ETF	Quality Mix
		Index

6/4/2014	10000	10000
6/30/2014	10112	10114
7/31/2014	9934	9940
8/31/2014	9951	9961
9/30/2014	9552	9565
10/31/2014	9486	9507
11/30/2014	9589	9613
12/31/2014	9303	9324
1/31/2015	9448	9479
2/28/2015	9913	9955
3/31/2015	9742	9792

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EAFE Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

				NOVO NORDISK A/S
DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	(CLASS B)	GLAXOSMITHKLINE PLC

MARKET VALUE	$141,238	134,628	125,590	83,962	77,022

% OF NET ASSETS	2.4	2.3	2.2	1.5	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	12.9%
Banks	9.6
Food Products	6.1
Oil, Gas & Consumable Fuels	4.8
Diversified Telecommunication Services	4.3
Insurance	4.1
Chemicals	3.6
Media	3.0
Metals & Mining	3.0
Beverages	2.6
Electric Utilities	2.4
Real Estate Investment Trusts	2.3
Automobiles	2.2
Tobacco	2.2
Hotels, Restaurants & Leisure	2.2
Food & Staples Retailing	2.1
Specialty Retail	1.7
Household Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Machinery	1.6
Multi-Utilities	1.6
Wireless Telecommunication Services	1.6
Capital Markets	1.5
Road & Rail	1.4
Software	1.2
Trading Companies & Distributors	1.1
Health Care Equipment & Supplies	1.1
Personal Products	1.0
Health Care Providers & Services	0.9
Aerospace & Defense	0.9
Airlines	0.9
Diversified Financial Services	0.9
Professional Services	0.9
Auto Components	0.9
Commercial Services & Supplies	0.8
Gas Utilities	0.7
Real Estate Management & Development	0.7
Electrical Equipment	0.6
Biotechnology	0.6
Industrial Conglomerates	0.6
Multiline Retail	0.6
Transportation Infrastructure	0.5
Marine	0.5
Building Products	0.5
Energy Equipment & Services	0.4
Technology Hardware, Storage & Peripherals	0.4
Electronic Equipment, Instruments & Components	0.4
IT Services	0.3
Construction & Engineering	0.3
Air Freight & Logistics	0.3
Household Durables	0.3
Containers & Packaging	0.2
Construction Materials	0.2
Leisure Products	0.2
Communications Equipment	0.1
Internet Software & Services	0.1
Diversified Consumer Services	0.1
Semiconductors & Semiconductor Equipment	0.1
Health Care Technology	0.1
Independent Power and Renewable Electricity Producers	0.1
Paper & Forest Products	0.0	**
Water Utilities	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Emerging Markets Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI EMERGING			MSCI EMERGING
	NET ASSET	MARKET	MARKETS QUALITY	NET ASSET	MARKET	MARKETS QUALITY
	VALUE	VALUE	MIX INDEX	VALUE	VALUE	MIX INDEX

SIX MONTHS	−2.07%	−1.85%	−1.27%	N/A	N/A	N/A

SINCE INCEPTION (1)	−2.70%	−2.52%	−1.17%	N/A	N/A	N/A

(1)	For the period June 4, 2014 to March 31, 2015.

SPDR MSCI Emerging Markets Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	Emerging Markets	MSCI Emerging
	Quality Mix	Markets Quality
	ETF	Mix Index
6/4/2014	10000	10000
6/30/2014	10202	10247
7/31/2014	10355	10430
8/31/2014	10589	10650
9/30/2014	9935	10011
10/31/2014	10074	10129
11/30/2014	9958	10008
12/31/2014	9488	9586
1/31/2015	9556	9682
2/28/2015	9823	9959
3/31/2015	9730	9883

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Emerging Markets Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	SAMSUNG ELECTRONICS		TAIWAN SEMICONDUCTOR	TENCENT HOLDINGS,
DESCRIPTION	CO., LTD. GDR	CHINA MOBILE, LTD.	MANUFACTURING CO., LTD.	LTD.	INFOSYS, LTD. ADR

MARKET VALUE	$2,732,492	2,199,379	2,071,573	1,748,959	1,484,410

% OF NET ASSETS	3.7	2.9	2.8	2.4	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	18.1%
Wireless Telecommunication Services	8.2
Oil, Gas & Consumable Fuels	7.7
Technology Hardware, Storage & Peripherals	7.0
Semiconductors & Semiconductor Equipment	5.0
IT Services	3.5
Insurance	3.3
Food & Staples Retailing	3.1
Internet Software & Services	3.0
Automobiles	2.8
Metals & Mining	2.3
Electronic Equipment, Instruments & Components	2.2
Diversified Telecommunication Services	2.2
Food Products	2.1
Pharmaceuticals	2.0
Industrial Conglomerates	1.7
Transportation Infrastructure	1.6
Beverages	1.6
Gas Utilities	1.5
Health Care Providers & Services	1.4
Independent Power and Renewable Electricity Producers	1.3
Personal Products	1.3
Real Estate Management & Development	1.3
Diversified Financial Services	1.2
Construction & Engineering	1.0
Construction Materials	1.0
Tobacco	1.0
Chemicals	0.9
Electric Utilities	0.8
Textiles, Apparel & Luxury Goods	0.8
Hotels, Restaurants & Leisure	0.8
Household Products	0.8
Water Utilities	0.7
Auto Components	0.7
Specialty Retail	0.7
Multiline Retail	0.6
Household Durables	0.4
Airlines	0.4
Capital Markets	0.3
Media	0.3
Machinery	0.3
Commercial Services & Supplies	0.3
Software	0.3
Multi-Utilities	0.3
Electrical Equipment	0.3
Real Estate Investment Trusts	0.3
Leisure Products	0.2
Marine	0.2
Paper & Forest Products	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Consumer Finance	0.1
Air Freight & Logistics	0.1
Communications Equipment	0.1
Diversified Consumer Services	0.0	**
Containers & Packaging	0.0	**
Building Products	0.0	**
Aerospace & Defense	0.0	**
Energy Equipment & Services	0.0	**
Short Term Investments	0.2
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI World Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI World Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI WORLD	NET ASSET	MARKET	MSCI WORLD
	VALUE	VALUE	QUALITY MIX INDEX	VALUE	VALUE	QUALITY MIX INDEX

SIX MONTHS	2.56%	2.26%	4.90%	N/A	N/A	N/A

SINCE INCEPTION (1)	5.12%	4.51%	4.99%	N/A	N/A	N/A

(1)	For the period June 4, 2014 to March 31, 2015.

SPDR MSCI World Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	World Quality	MSCI World
	Mix ETF	Quality Mix
		Index

6/4/2014	10000	10000
6/30/2014	10121	10127
7/31/2014	9984	9997
8/31/2014	10250	10260
9/30/2014	9998	10008
10/31/2014	10160	10171
11/30/2014	10371	10369
12/31/2014	10250	10242
1/31/2015	10167	10158
2/28/2015	10665	10652
3/31/2015	10512	10499

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI World Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

					THE PROCTER &
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	JOHNSON & JOHNSON	MICROSOFT CORP.	GAMBLE CO.

MARKET VALUE	$136,997	127,245	95,168	91,149	74,565

% OF NET ASSETS	2.2	2.0	1.5	1.5	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	8.7%
Banks	5.8
Oil, Gas & Consumable Fuels	5.7
Insurance	4.1
IT Services	3.9
Food Products	3.8
Diversified Telecommunication Services	3.3
Software	3.3
Specialty Retail	3.2
Hotels, Restaurants & Leisure	3.1
Household Products	2.9
Technology Hardware, Storage & Peripherals	2.9
Health Care Providers & Services	2.7
Beverages	2.6
Food & Staples Retailing	2.4
Chemicals	2.3
Real Estate Investment Trusts	2.2
Electric Utilities	2.2
Media	2.1
Aerospace & Defense	2.1
Metals & Mining	2.0
Biotechnology	1.8
Multi-Utilities	1.7
Road & Rail	1.7
Health Care Equipment & Supplies	1.6
Capital Markets	1.4
Internet Software & Services	1.4
Automobiles	1.3
Textiles, Apparel & Luxury Goods	1.3
Tobacco	1.2
Multiline Retail	1.2
Communications Equipment	1.2
Machinery	1.1
Wireless Telecommunication Services	1.0
Commercial Services & Supplies	1.0
Diversified Financial Services	0.9
Industrial Conglomerates	0.9
Professional Services	0.8
Energy Equipment & Services	0.7
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.6
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.4
Electrical Equipment	0.3
Internet & Catalog Retail	0.3
Household Durables	0.3
Marine	0.3
Transportation Infrastructure	0.2
Real Estate Management & Development	0.2
Consumer Finance	0.2
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.1
Personal Products	0.1
Building Products	0.1
Health Care Technology	0.1
Distributors	0.1
Gas Utilities	0.1
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Paper & Forest Products	0.1
Life Sciences Tools & Services	0.1
Leisure Products	0.1
Water Utilities	0.0	**
Independent Power and Renewable Electricity Producers	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (611/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Australia Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI AUSTRALIA			MSCI AUSTRALIA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−1.69%	−2.20%	−1.58%	N/A	N/A	N/A

SINCE INCEPTION (1)	−8.41%	−9.19%	−8.32%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI Australia Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	Australia Quality	MSCI Australia
	Mix ETF	Quality Mix
		Index
6/11/2014	10000	10000
6/30/2014	9956	9962
7/31/2014	10260	10269
8/31/2014	10404	10411
9/30/2014	9316	9315
10/31/2014	9775	9777
11/30/2014	9186	9188
12/31/2014	9003	9016
1/31/2015	8813	8829
2/28/2015	9420	9433
3/31/2015	9159	9168

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Australia Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

					COMMONWEALTH BANK
DESCRIPTION	BHP BILLITON, LTD.	WESFARMERS, LTD.	CSL, LTD.	WESTPAC BANKING CORP.	OF AUSTRALIA

MARKET VALUE	$197,063	149,479	142,158	141,126	137,711

% OF NET ASSETS	7.4	5.6	5.3	5.3	5.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	20.5%
Metals & Mining	12.4
Food & Staples Retailing	10.7
Real Estate Investment Trusts	8.4
Biotechnology	5.3
Diversified Telecommunication Services	5.0
Insurance	4.2
Oil, Gas & Consumable Fuels	4.0
Health Care Providers & Services	3.7
Containers & Packaging	3.7
Commercial Services & Supplies	3.0
Transportation Infrastructure	2.6
Chemicals	2.0
Diversified Financial Services	1.8
Hotels, Restaurants & Leisure	1.5
Multi-Utilities	1.4
Real Estate Management & Development	1.0
Gas Utilities	0.9
Construction Materials	0.8
Capital Markets	0.8
Professional Services	0.7
Road & Rail	0.6
Health Care Equipment & Supplies	0.6
Air Freight & Logistics	0.6
Beverages	0.5
Airlines	0.3
Construction & Engineering	0.3
Electric Utilities	0.3
Multiline Retail	0.2
Media	0.2
Energy Equipment & Services	0.2
IT Services	0.1
Short Term Investments	0.1
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Canada Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Canada Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI CANADA			MSCI CANADA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−7.58%	−7.29%	−7.48%	N/A	N/A	N/A

SINCE INCEPTION (1)	−7.82%	−7.95%	−7.75%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI Canada Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Canada
	Canada Quality	Quality Mix
	Mix ETF	Index
6/11/2014	10000	10000
6/30/2014	10343	10342
7/31/2014	10330	10330
8/31/2014	10638	10640
9/30/2014	9974	9971
10/31/2014	9849	9848
11/30/2014	9878	9879
12/31/2014	9795	9801
1/31/2015	9023	9030
2/28/2015	9488	9497
3/31/2015	9218	9225

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Canada Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	CANADIAN NATIONAL		THE TORONTO-	CANADIAN IMPERIAL	ROYAL BANK
DESCRIPTION	RAILWAY CO.	SUNCOR ENERGY, INC.	DOMINION BANK	BANK OF COMMERCE	OF CANADA

MARKET VALUE	$93,761	92,079	88,260	87,071	86,504

% OF NET ASSETS	3.4	3.4	3.3	3.2	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	20.9%
Banks	16.1
Insurance	10.4
Food & Staples Retailing	7.3
Road & Rail	5.4
Metals & Mining	4.2
Chemicals	3.8
Multiline Retail	3.1
Diversified Telecommunication Services	2.6
Auto Components	2.6
Capital Markets	2.5
Media	2.5
Food Products	2.0
Real Estate Management & Development	1.9
IT Services	1.9
Textiles, Apparel & Luxury Goods	1.5
Real Estate Investment Trusts	1.4
Hotels, Restaurants & Leisure	1.4
Software	1.3
Multi-Utilities	1.3
Electric Utilities	1.2
Wireless Telecommunication Services	1.1
Pharmaceuticals	0.7
Trading Companies & Distributors	0.7
Diversified Financial Services	0.6
Health Care Providers & Services	0.3
Aerospace & Defense	0.2
Technology Hardware, Storage & Peripherals	0.2
Independent Power and Renewable Electricity Producers	0.1
Construction & Engineering	0.1
Paper & Forest Products	0.1
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Germany Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Germany Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI GERMANY			MSCI GERMANY
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	7.33%	7.70%	7.48%	N/A	N/A	N/A

SINCE INCEPTION (1)	−4.15%	−4.52%	−3.94%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI Germany Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Germany
	Germany Quality	Quality Mix
	Mix ETF	Index
6/11/2014	10000	10000
6/30/2014	10025	10026
7/31/2014	9431	9433
8/31/2014	9322	9327
9/30/2014	8930	8938
10/31/2014	8794	8804
11/30/2014	9334	9347
12/31/2014	8960	8975
1/31/2015	9067	9082
2/28/2015	9572	9590
3/31/2015	9585	9606

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Germany Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	ALLIANZ SE	BASF SE	SIEMENS AG	BAYER AG	SAP SE

MARKET VALUE	$594,488	565,777	503,879	476,170	431,537

% OF NET ASSETS	6.9	6.6	5.9	5.5	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Insurance	13.6%
Chemicals	10.9
Automobiles	10.2
Pharmaceuticals	8.2
Industrial Conglomerates	5.9
Health Care Providers & Services	5.7
Software	5.0
Diversified Telecommunication Services	4.5
Multi-Utilities	4.3
Textiles, Apparel & Luxury Goods	3.8
Media	3.6
Household Products	3.6
Air Freight & Logistics	3.3
Capital Markets	2.5
Personal Products	2.4
Auto Components	2.3
Machinery	1.9
Diversified Financial Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Real Estate Management & Development	1.1
Biotechnology	0.9
Internet Software & Services	0.8
Banks	0.7
Trading Companies & Distributors	0.5
Food & Staples Retailing	0.3
Airlines	0.3
Construction Materials	0.3
Metals & Mining	0.3
Transportation Infrastructure	0.2
Electrical Equipment	0.1
Short Term Investments	0.0	**
Other Assets & Liabilities	0.0	**

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Japan Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Japan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI JAPAN			MSCI JAPAN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	8.95%	8.96%	9.07%	N/A	N/A	N/A

SINCE INCEPTION (1)	9.78%	9.58%	9.98%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI Japan Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Japan
	Japan Quality	Quality Mix
	Mix ETF	Index
6/11/2014	10000	10000
6/30/2014	10211	10214
7/31/2014	10310	10319
8/31/2014	10170	10177
9/30/2014	10076	10083
10/31/2014	10042	10056
11/30/2014	9962	9987
12/31/2014	9829	9858
1/31/2015	10211	10239
2/28/2015	10793	10823
3/31/2015	10978	10998

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Japan Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	KAO CORP.	KEYENCE CORP.	TOYOTA MOTOR CORP.	ORIENTAL LAND CO., LTD.	KDDI CORP.

MARKET VALUE	$170,107	164,102	160,775	151,678	149,721

% OF NET ASSETS	2.6	2.5	2.5	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	8.4%
Banks	7.4
Pharmaceuticals	6.5
Electronic Equipment, Instruments & Components	6.3
Machinery	5.2
Specialty Retail	4.5
Road & Rail	3.9
Wireless Telecommunication Services	3.4
Trading Companies & Distributors	3.2
Auto Components	3.2
Chemicals	3.0
Personal Products	2.8
Hotels, Restaurants & Leisure	2.7
Technology Hardware, Storage & Peripherals	2.0
Tobacco	2.0
Real Estate Investment Trusts	2.0
Household Durables	1.8
Food & Staples Retailing	1.8
Leisure Products	1.7
Real Estate Management & Development	1.7
Food Products	1.5
Insurance	1.4
Commercial Services & Supplies	1.4
Oil, Gas & Consumable Fuels	1.4
IT Services	1.3
Gas Utilities	1.3
Airlines	1.2
Internet Software & Services	1.2
Household Products	1.2
Software	1.2
Health Care Equipment & Supplies	1.1
Diversified Telecommunication Services	1.0
Beverages	1.0
Diversified Financial Services	1.0
Electric Utilities	0.9
Building Products	0.9
Health Care Technology	0.6
Metals & Mining	0.6
Construction & Engineering	0.6
Multiline Retail	0.5
Professional Services	0.5
Air Freight & Logistics	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.4
Health Care Providers & Services	0.4
Industrial Conglomerates	0.4
Media	0.3
Capital Markets	0.3
Diversified Consumer Services	0.3
Internet & Catalog Retail	0.2
Independent Power and Renewable Electricity Producers	0.2
Transportation Infrastructure	0.1
Marine	0.1
Paper & Forest Products	0.1
Construction Materials	0.0	**
Containers & Packaging	0.0	**
Consumer Finance	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Mexico Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Mexico Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI MEXICO			MSCI MEXICO
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−13.42%	−13.70%	−13.29%	N/A	N/A	N/A

SINCE INCEPTION (1)	−16.80%	−16.98%	−16.65%	N/A	N/A	N/A

(1)	For the period September 17, 2014 to March 31, 2015.

SPDR MSCI Mexico Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Mexico
	Mexico Quailty	Quailty Mix
	Mix ETF	Index
9/17/2014	10000	10000
9/30/2014	9610	9613
10/31/2014	9570	9576
11/30/2014	9121	9128
12/31/2014	8465	8473
1/31/2015	8005	8016
2/28/2015	8592	8605
3/31/2015	8320	8335

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Mexico Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	AMERICA MOVIL SAB	FOMENTO ECONOMICO	WAL-MART DE MEXICO		GRUPO MEXICO SAB DE
DESCRIPTION	DE CV (SERIES L)	MEXICANO SAB DE CV	SAB DE CV	GRUPO TELEVISA SAB	CV (SERIES B)

MARKET VALUE	$386,245	202,205	199,673	149,729	139,155

% OF NET ASSETS	15.5	8.1	8.0	6.0	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	15.5%
Beverages	12.9
Food & Staples Retailing	11.7
Banks	9.9
Metals & Mining	7.9
Transportation Infrastructure	7.0
Food Products	6.6
Media	6.0
Industrial Conglomerates	4.3
Multiline Retail	3.8
Construction & Engineering	2.7
Household Products	2.6
Construction Materials	2.5
Real Estate Investment Trusts	2.2
Consumer Finance	1.9
Chemicals	1.6
Pharmaceuticals	0.8
Short Term Investments	0.0 **
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI South Korea Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI South Korea Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI SOUTH KOREA			MSCI SOUTH KOREA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−4.17%	−3.75%	−3.93%	N/A	N/A	N/A

SINCE INCEPTION (1)	−8.82%	−8.88%	−8.93%	N/A	N/A	N/A

(1)	For the period September 17, 2014 to March 31, 2015.

SPDR MSCI South Korea Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	South Korea	MSCI South
	Quailty Mix	Korea Quailty
	ETF	Mix Index
9/17/2014	10000	10000
9/30/2014	9515	9479
10/31/2014	9202	9170
11/30/2014	9043	9013
12/31/2014	8746	8800
1/31/2015	9023	9026
2/28/2015	8995	8988
3/31/2015	9118	9107

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI South Korea Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	SAMSUNG ELECTRONICS	HYUNDAI	HYUNDAI MOBIS	SAMSUNG ELECTRONICS CO.,
DESCRIPTION	CO., LTD.	MOTOR CO.	CO., LTD.	LTD. PREFERENCE SHARE	NAVER CORP.

MARKET VALUE	$507,847	126,058	106,648	103,489	94,954

% OF NET ASSETS	18.8	4.7	4.0	3.9	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	22.7%
Automobiles	9.8
Insurance	6.3
Auto Components	5.7
Banks	5.4
Electronic Equipment, Instruments & Components	4.1
Internet Software & Services	3.9
Chemicals	2.9
Oil, Gas & Consumable Fuels	2.7
Metals & Mining	2.6
Tobacco	2.6
Personal Products	2.6
Industrial Conglomerates	2.6
Semiconductors & Semiconductor Equipment	1.8
Household Products	1.8
Electric Utilities	1.7
Hotels, Restaurants & Leisure	1.5
Household Durables	1.5
Food Products	1.4
Machinery	1.3
IT Services	1.3
Wireless Telecommunication Services	1.2
Air Freight & Logistics	1.2
Multiline Retail	1.2
Pharmaceuticals	1.2
Software	0.9
Commercial Services & Supplies	0.9
Construction & Engineering	0.8
Diversified Telecommunication Services	0.8
Food & Staples Retailing	0.7
Aerospace & Defense	0.6
Trading Companies & Distributors	0.6
Media	0.5
Electrical Equipment	0.5
Gas Utilities	0.5
Capital Markets	0.4
Consumer Finance	0.2
Beverages	0.2
Airlines	0.2
Building Products	0.1
Specialty Retail	0.0	**
Marine	0.0	**
Road & Rail	0.0	**
Short Term Investments	0.1
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Spain Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Spain Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI SPAIN			MSCI SPAIN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−6.03%	−5.61%	−5.97%	N/A	N/A	N/A

SINCE INCEPTION (1)	−13.70%	−13.79%	−13.61%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI Spain Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Spain
	Spain Quality	Quality Mix
	Mix ETF	Index
6/11/2014	10000	10000
6/30/2014	10028	10028
7/31/2014	9689	9689
8/31/2014	9549	9549
9/30/2014	9184	9184
10/31/2014	8927	8927
11/30/2014	9202	9202
12/31/2014	8630	8630
1/31/2015	8250	8250
2/28/2015	8741	8741
3/31/2015	8630	8630

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Spain Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			BANCO BILBAO
DESCRIPTION	BANCO SANTANDER SA	TELEFONICA SA	VIZCAYA ARGENTARIA SA	IBERDROLA SA	INDITEX SA

MARKET VALUE	$373,633	278,345	169,468	157,086	156,958

% OF NET ASSETS	14.8	11.0	6.7	6.2	6.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	30.8%
Electric Utilities	11.3
Diversified Telecommunication Services	11.2
Gas Utilities	6.5
Specialty Retail	6.2
Construction & Engineering	6.2
Oil, Gas & Consumable Fuels	4.3
IT Services	4.0
Insurance	3.7
Transportation Infrastructure	3.6
Machinery	3.2
Food & Staples Retailing	2.9
Airlines	2.4
Biotechnology	2.2
Media	1.6
Short Term Investments	0.0 **
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Taiwan Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Taiwan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI TAIWAN			MSCI TAIWAN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	5.34%	5.84%	5.67%	N/A	N/A	N/A

SINCE INCEPTION (1)	1.53%	1.84%	1.71%	N/A	N/A	N/A

(1)	For the period September 17, 2014 to March 31, 2015.

SPDR MSCI Taiwan Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI Taiwan
	Taiwan Quailty	Quailty Mix
	Mix ETF	Index
9/17/2014	10000	10000
9/30/2014	9639	9625
	9866	9857
10/31/2014	9866	9857
	9978	9978
11/30/2014	9978	9978
	9838	9839
12/31/2014	9838	9839
	9979	9987
1/31/2015	9979	9987
	10254	10269
2/28/2015	10254	10269
	10153	10171
3/31/2015	10153	10171

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Taiwan Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	TAIWAN
	SEMICONDUCTOR
	MANUFACTURING		CHUNGHWA TELECOM	HON HAI PRECISION	DELTA ELECTRONICS,
DESCRIPTION	CO., LTD.	MEDIATEK, INC.	CO., LTD.	INDUSTRY CO., LTD.	INC.

MARKET VALUE	$823,058	351,902	308,453	307,382	265,101

% OF NET ASSETS	13.5	5.8	5.1	5.1	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	29.2%
Electronic Equipment, Instruments & Components	17.0
Technology Hardware, Storage & Peripherals	14.7
Banks	10.4
Diversified Telecommunication Services	5.2
Wireless Telecommunication Services	4.4
Chemicals	2.4
Food & Staples Retailing	2.2
Insurance	1.6
Metals & Mining	1.5
Textiles, Apparel & Luxury Goods	1.4
Leisure Products	1.4
Food Products	1.3
Auto Components	1.2
Construction Materials	1.2
Diversified Financial Services	1.1
Airlines	0.7
Oil, Gas & Consumable Fuels	0.5
Industrial Conglomerates	0.4
Capital Markets	0.4
Hotels, Restaurants & Leisure	0.4
Marine	0.3
Real Estate Management & Development	0.3
Specialty Retail	0.3
Electrical Equipment	0.2
Automobiles	0.1
Multiline Retail	0.1
Pharmaceuticals	0.1
Construction & Engineering	0.1
Building Products	0.0 **
Short Term Investments	0.0 **
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI United Kingdom Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI United Kingdom Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI UK			MSCI UK
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

SIX MONTHS	−2.96%	−2.31%	−2.80%	N/A	N/A	N/A

SINCE INCEPTION (1)	−7.67%	−6.97%	−7.45%	N/A	N/A	N/A

(1)	For the period June 11, 2014 to March 31, 2015.

SPDR MSCI United Kingdom Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI
	United Kingdom	MSCI United
	Quality Mix	Kingdom Quality
	ETF	Mix Index
6/11/2014	10000	10000
6/30/2014	10112	10114
7/31/2014	9929	9933
8/31/2014	9983	9991
9/30/2014	9514	9521
10/31/2014	9321	9330
11/30/2014	9407	9426
12/31/2014	9257	9273
1/31/2015	9232	9251
2/28/2015	9761	9784
3/31/2015	9233	9255

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI United Kingdom Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			ROYAL DUTCH SHELL	BRITISH AMERICAN	RECKITT BENCKISER
DESCRIPTION	BP PLC	HSBC HOLDINGS PLC	PLC (CLASS A)	TOBACCO PLC	GROUP PLC

MARKET VALUE	$127,854	115,844	96,014	94,097	93,506

% OF NET ASSETS	4.7	4.3	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	11.2%
Banks	7.9
Pharmaceuticals	7.1
Media	5.9
Aerospace & Defense	5.6
Hotels, Restaurants & Leisure	5.5
Food Products	4.9
Tobacco	4.8
Insurance	4.6
Beverages	3.7
Household Products	3.4
Metals & Mining	3.3
Multi-Utilities	2.6
Real Estate Investment Trusts	2.4
Wireless Telecommunication Services	2.2
Trading Companies & Distributors	2.1
Diversified Telecommunication Services	2.1
Capital Markets	2.0
Professional Services	2.0
Multiline Retail	2.0
Health Care Equipment & Supplies	1.7
Food & Staples Retailing	1.6
Chemicals	1.5
Commercial Services & Supplies	1.2
Textiles, Apparel & Luxury Goods	1.1
Electric Utilities	1.0
Software	0.9
Containers & Packaging	0.8
Energy Equipment & Services	0.8
Machinery	0.6
Specialty Retail	0.6
Industrial Conglomerates	0.5
Airlines	0.5
Water Utilities	0.2
Diversified Financial Services	0.2
Auto Components	0.1
Air Freight & Logistics	0.1
Household Durables	0.1
Semiconductors & Semiconductor Equipment	0.0 **
Short Term Investments	0.1
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.30%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

SIX MONTHS	7.47%	8.85%	7.59%	N/A	N/A	N/A

ONE YEAR	11.85%	14.04%	12.33%	11.85%	14.04%	12.33%

THREE YEARS	29.06%	30.33%	31.55%	8.88%	9.23%	9.58%

FIVE YEARS	31.79%	34.01%	36.22%	5.68%	6.03%	6.38%

SINCE INCEPTION (1)	7.92%	9.54%	13.27%	0.91%	1.09%	1.50%

(1)	For the period November 9, 2006 to March 31, 2015.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura	Russell/Nomura PRIME
	PRIME Japan	Japan Index
	ETF (a)	(b)
11/9/2006	10000.00	10000.00
31-Dec	10514.00	10520.00
3/31/2007	10857.00	10886.00
30-Jun	10765.00	10803.00
9/30/2007	10620.00	10661.00
31-Dec	9987.00	9921.00
3/31/2008	9284.00	9329.00
30-Jun	9461.00	9520.00
9/30/2008	7807.00	7870.00
31-Dec	7243.00	7322.00
3/31/2009	6037.00	6078.00
30-Jun	7398.00	7467.00
9/30/2009	7852.00	7965.00
31-Dec	7552.00	7693.00
3/31/2010	8189.00	8315.00
30-Jun	7447.00	7553.00
9/30/2010	7840.00	7967.00
31-Dec	8738.00	8841.00
3/31/2011	8308.00	8511.00
30-Jun	8329.00	8550.00
9/30/2011	7884.00	8106.00
31-Dec	7585.00	7793.00
3/31/2012	8361.00	8611.00
30-Jun	7772.00	8003.00
9/30/2012	7700.00	7951.00
31-Dec	8070.00	8371.00
3/31/2013	8980.00	9320.00
30-Jun	9307.00	9672.00
9/30/2013	9942.00	10374.00
31-Dec	10162.00	10597.00
3/31/2014	9648.00	10084.00
30-Jun	10300.00	10776.00
9/30/2014	10042.00	10528.00
31-Dec	9767.00	10275.00
3/31/2015	10792.00	11327.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	TOYOTA MOTOR	MITSUBISHI UFJ	HONDA MOTOR		SUMITOMO MITSUI
DESCRIPTION	CORP.	FINANCIAL GROUP, INC.	CO., LTD.	SOFTBANK CORP.	FINANCIAL GROUP, INC.

MARKET VALUE	$802,266	442,778	305,080	280,248	276,263

% OF NET ASSETS	4.3	2.4	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	8.6%
Banks	8.5
Machinery	6.2
Electronic Equipment, Instruments & Components	5.9
Pharmaceuticals	5.7
Road & Rail	4.2
Chemicals	4.2
Wireless Telecommunication Services	3.5
Auto Components	3.4
Trading Companies & Distributors	3.4
Real Estate Management & Development	3.0
Household Durables	3.0
Technology Hardware, Storage & Peripherals	2.7
Insurance	2.5
Metals & Mining	1.9
Food & Staples Retailing	1.7
Specialty Retail	1.6
Electrical Equipment	1.6
Construction & Engineering	1.5
Food Products	1.5
Diversified Telecommunication Services	1.4
Capital Markets	1.3
Beverages	1.3
Personal Products	1.3
Building Products	1.3
Electric Utilities	1.2
Multiline Retail	1.1
Commercial Services & Supplies	1.0
Tobacco	1.0
IT Services	0.9
Leisure Products	0.9
Health Care Equipment & Supplies	0.9
Gas Utilities	0.9
Software	0.8
Industrial Conglomerates	0.8
Oil, Gas & Consumable Fuels	0.8
Diversified Financial Services	0.7
Media	0.7
Hotels, Restaurants & Leisure	0.7
Semiconductors & Semiconductor Equipment	0.6
Internet & Catalog Retail	0.5
Internet Software & Services	0.5
Airlines	0.5
Health Care Providers & Services	0.4
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.3
Marine	0.3
Household Products	0.2
Professional Services	0.2
Paper & Forest Products	0.2
Construction Materials	0.2
Independent Power and Renewable Electricity Producers	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Biotechnology	0.1
Health Care Technology	0.0 **
Communications Equipment	0.0 **
Short Term Investments	13.9
Other Assets & Liabilities	(12.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	4.64%	4.32%	4.59%	N/A	N/A	N/A

ONE YEAR	8.04%	8.32%	9.26%	8.04%	8.32%	9.26%

THREE YEARS	24.12%	23.78%	30.60%	7.47%	7.37%	9.31%

FIVE YEARS	41.98%	41.32%	52.25%	7.26%	7.16%	8.77%

SINCE INCEPTION (1)	23.76%	23.43%	34.99%	2.57%	2.54%	3.64%

(1)	For the period November 9, 2006 to March 31, 2015.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/Nomura Japan
	Cap Japan	Small Cap
	ETF (a)	Index (b)
11/9/2006	10000.00	10000.00
12/31/2006	10436.00	10359.00
3/31/2007	10934.00	10738.00
6/30/2007	10449.00	10378.00
9/30/2007	9943.00	9923.00
12/31/2007	9229.00	9164.00
3/31/2008	8927.00	9026.00
6/30/2008	8851.00	8897.00
9/30/2008	7472.00	7533.00
12/31/2008	7581.00	7681.00
3/31/2009	6434.00	6503.00
6/30/2009	8131.00	8246.00
9/30/2009	8694.00	8855.00
12/31/2009	7967.00	8131.00
3/31/2010	8717.00	8867.00
6/30/2010	8449.00	8557.00
9/30/2010	8658.00	8741.00
12/31/2010	9528.00	9602.00
3/31/2011	9442.00	9617.00
6/30/2011	9623.00	9818.00
9/30/2011	9711.00	9928.00
12/31/2011	9261.00	9481.00
3/31/2012	9971.00	10336.00
6/30/2012	9358.00	9720.00
9/30/2012	9415.00	9768.00
12/31/2012	9561.00	10029.00
3/31/2013	11006.00	11474.00
6/30/2013	10722.00	11317.00
9/30/2013	11791.00	12554.00
12/31/2013	11706.00	12572.00
3/31/2014	11455.00	12356.00
6/30/2014	12307.00	13343.00
9/30/2014	11827.00	12908.00
12/31/2014	11421.00	12514.00
3/31/2015	12376.00	13499.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	JAPAN AVIATION
	ELECTRONICS			NIPPON SHINYAKU	SOHGO SECURITY
DESCRIPTION	INDUSTRY, LTD.	KINDEN CORP.	SUMCO CORP.	CO., LTD.	SERVICES CO., LTD.

MARKET VALUE	$267,467	262,063	260,951	255,368	252,683

% OF NET ASSETS	0.4	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	7.5%
Banks	7.0
Construction & Engineering	5.5
Chemicals	5.3
Auto Components	4.7
Specialty Retail	4.0
Electronic Equipment, Instruments & Components	3.9
Food Products	3.9
Hotels, Restaurants & Leisure	3.7
Metals & Mining	2.8
Food & Staples Retailing	2.8
Trading Companies & Distributors	2.7
Media	2.6
Commercial Services & Supplies	2.5
Pharmaceuticals	2.4
Building Products	2.3
IT Services	2.1
Household Durables	2.0
Software	2.0
Semiconductors & Semiconductor Equipment	1.8
Capital Markets	1.8
Real Estate Management & Development	1.7
Health Care Equipment & Supplies	1.7
Textiles, Apparel & Luxury Goods	1.6
Electrical Equipment	1.6
Personal Products	1.6
Road & Rail	1.5
Diversified Financial Services	1.3
Beverages	1.2
Consumer Finance	1.1
Technology Hardware, Storage & Peripherals	1.1
Professional Services	1.1
Health Care Providers & Services	0.8
Internet Software & Services	0.8
Oil, Gas & Consumable Fuels	0.8
Multiline Retail	0.7
Containers & Packaging	0.7
Biotechnology	0.6
Leisure Products	0.6
Internet & Catalog Retail	0.5
Communications Equipment	0.5
Industrial Conglomerates	0.5
Distributors	0.4
Air Freight & Logistics	0.4
Construction Materials	0.3
Energy Equipment & Services	0.3
Household Products	0.3
Paper & Forest Products	0.2
Transportation Infrastructure	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Wireless Telecommunication Services	0.2
Marine	0.1
Diversified Consumer Services	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Aerospace & Defense	0.0 **
Short Term Investments	13.9
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL DIVIDEND	NET ASSET	MARKET	S&P GLOBAL DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS	3.65%	3.91%	3.63%	N/A	N/A	N/A

ONE YEAR	3.30%	3.29%	3.08%	3.30%	3.29%	3.08%

SINCE INCEPTION (1)	18.07%	18.21%	17.88%	9.44%	9.51%	9.37%

(1)	For the period May 29, 2013 to March 31, 2015.

SPDR S&P Global Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Dividend	Dividend Aristocrats
	ETF (a)	Index (b)
5/29/2013	10000.00	10.00,000
6/30/2013	9692.00	9.00,692
9/30/2013	10661.00	10666.00
12/31/2013	11038.00	11039.00
3/31/2014	11430.00	11436.00
6/30/2014	12150.00	12142.00
9/30/2014	11391.00	11375.00
12/31/2014	11555.00	11541.00
3/31/2015	11807.00	11788.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			R.R. DONNELLEY &	WILLIAM MORRISON	COCA-COLA
DESCRIPTION	HOLLYFRONTIER CORP.	NEOPOST SA	SONS CO.	SUPERMARKETS PLC	AMATIL, LTD.

MARKET VALUE	$1,300,439	1,042,338	878,134	811,625	806,837

% OF NET ASSETS	2.5	2.0	1.7	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electric Utilities	9.1%
Oil, Gas & Consumable Fuels	8.8
Real Estate Investment Trusts	6.1
Insurance	5.8
Diversified Telecommunication Services	5.3
Banks	4.9
Food & Staples Retailing	3.3
Tobacco	3.3
Commercial Services & Supplies	3.2
Technology Hardware, Storage & Peripherals	3.1
Multi-Utilities	3.1
Real Estate Management & Development	3.0
Gas Utilities	3.0
Construction & Engineering	2.9
Wireless Telecommunication Services	2.8
Media	2.8
Transportation Infrastructure	2.7
Pharmaceuticals	2.2
Metals & Mining	2.2
Specialty Retail	2.1
Thrifts & Mortgage Finance	2.1
Food Products	2.1
Diversified Financial Services	1.7
Capital Markets	1.7
Beverages	1.5
Energy Equipment & Services	1.2
Machinery	1.1
Electronic Equipment, Instruments & Components	1.0
Aerospace & Defense	1.0
Hotels, Restaurants & Leisure	1.0
Personal Products	1.0
Leisure Products	0.9
Health Care Providers & Services	0.9
Textiles, Apparel & Luxury Goods	0.8
Chemicals	0.8
Industrial Conglomerates	0.7
Short Term Investments	16.6
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−7.60%	−7.62%	−7.21%	N/A	N/A	N/A

ONE YEAR	−8.95%	−9.21%	−7.80%	−8.95%	−9.21%	−7.80%

THREE YEARS	1.90%	1.31%	6.03%	0.63%	0.44%	1.97%

FIVE YEARS	4.20%	4.25%	10.40%	0.83%	0.84%	2.00%

SINCE INCEPTION (1)	−9.22%	−9.31%	−2.25%	−1.35%	−1.36%	−0.32%

(1)	For the period February 12, 2008 to March 31, 2015.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF (a)	Index (b)
2/12/2008	10000.00	10000.00
3/31/2008	10431.00	10.00,373
6/30/2008	9265.00	9239.00
9/30/2008	7307.00	7289.00
12/31/2008	5260.00	5246.00
3/31/2009	4642.00	4627.00
6/30/2009	6624.00	6662.00
9/30/2009	8320.00	8419.00
12/31/2009	8704.00	8823.00
3/31/2010	8712.00	8857.00
6/30/2010	7528.00	7672.00
9/30/2010	8930.00	9144.00
12/31/2010	9323.00	9567.00
3/31/2011	9909.00	10193.00
6/30/2011	10105.00	10386.00
9/30/2011	7942.00	8199.00
12/31/2011	8265.00	8549.00
3/31/2012	8908.00	9219.00
6/30/2012	8239.00	8544.00
9/30/2012	8534.00	8868.00
12/31/2012	8975.00	9345.00
3/31/2013	9269.00	9736.00
6/30/2013	8696.00	9175.00
9/30/2013	9408.00	9948.00
12/31/2013	9660.00	10239.00
3/31/2014	9970.00	10602.00
6/30/2014	10748.00	11471.00
9/30/2014	9825.00	10534.00
12/31/2014	9135.00	9813.00
3/31/2015	9078.00	9775.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	CANADIAN OIL	BAYTEX ENERGY	CRESCENT POINT	ROYAL DUTCH	WHITECAP RESOURCES,
DESCRIPTION	SANDS, LTD.	CORP.	ENERGY CORP.	SHELL PLC (CLASS A)	INC.

MARKET VALUE	$50,054,262	41,927,226	37,399,638	36,626,169	36,257,940

% OF NET ASSETS	3.7	3.1	2.8	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	21.7%
Real Estate Investment Trusts	9.7
Diversified Telecommunication Services	7.6
Wireless Telecommunication Services	7.0
Electric Utilities	6.8
Insurance	6.5
Banks	5.1
Multi-Utilities	4.5
Food & Staples Retailing	4.1
Real Estate Management & Development	3.3
Metals & Mining	3.2
Gas Utilities	2.9
Energy Equipment & Services	2.7
Hotels, Restaurants & Leisure	2.5
Household Durables	2.1
Construction & Engineering	2.0
Media	1.7
Transportation Infrastructure	0.9
Pharmaceuticals	0.8
Technology Hardware, Storage & Peripherals	0.7
Capital Markets	0.6
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.5
Auto Components	0.5
Chemicals	0.4
Diversified Financial Services	0.4
Independent Power and Renewable Electricity Producers	0.3
Automobiles	0.3
Short Term Investments	19.7
Other Assets & Liabilities	(19.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.45%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
	NET ASSET	MARKET	USD2 BILLION AND	NET ASSET	MARKET	USD2 BILLION AND
	VALUE	VALUE	USD5 BILLION INDEX	VALUE	VALUE	USD5 BILLION INDEX

SIX MONTHS	3.23%	2.88%	4.05%	N/A	N/A	N/A

ONE YEAR	0.56%	0.35%	2.43%	0.56%	0.35%	2.43%

THREE YEARS	32.09%	31.31%	36.23%	9.72%	9.50%	10.86%

FIVE YEARS	49.17%	47.76%	54.95%	8.33%	8.12%	9.15%

SINCE INCEPTION (1)	23.48%	22.78%	29.25%	3.10%	3.02%	3.79%

(1)	For the period May 7, 2008 to March 31, 2015.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex-U.S. between
	SPDR S&P	USD2 Billion
	International Mid	and USD5
	Cap ETF	Billion Index
	(a)	(b)
5/7/2008	10000.00	10000.00
6/30/2008	9352.00	9309.00
9/30/2008	7346.00	7241.00
12/31/2008	5774.00	5632.00
3/31/2009	5258.00	5103.00
6/30/2009	6716.00	6622.00
9/30/2009	7852.00	7940.00
12/31/2009	7848.00	7968.00
3/31/2010	8278.00	8342.00
6/30/2010	7428.00	7486.00
9/30/2010	8723.00	8819.00
12/31/2010	9629.00	9759.00
3/31/2011	9957.00	10145.00
6/30/2011	10082.00	10293.00
9/30/2011	8201.00	8378.00
12/31/2011	8312.00	8475.00
3/31/2012	9348.00	9487.00
6/30/2012	8656.00	8773.00
9/30/2012	9289.00	9402.00
12/31/2012	9784.00	9926.00
3/31/2013	10370.00	10602.00
6/30/2013	10210.00	10476.00
9/30/2013	11432.00	11729.00
12/31/2013	11982.00	12319.00
3/31/2014	12279.00	12619.00
6/30/2014	12805.00	13224.00
9/30/2014	11961.00	12423.00
12/31/2014	11563.00	12084.00
3/31/2015	12348.00	12925.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	ISETAN MITSUKOSHI	SANTEN PHARMACEUTICAL		GOLDIN FINANCIAL	SUMITOMO HEAVY
DESCRIPTION	HOLDINGS, LTD.	CO., LTD.	TOTO, LTD.	HOLDINGS, LTD.	INDUSTRIES, LTD.

MARKET VALUE	$266,890	240,775	223,265	221,203	216,560

% OF NET ASSETS	0.5	0.5	0.4	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	5.5%
Banks	5.4
Real Estate Investment Trusts	4.9
Machinery	4.3
Media	4.0
Real Estate Management & Development	3.5
Capital Markets	3.3
Food Products	3.2
Metals & Mining	3.0
Hotels, Restaurants & Leisure	2.9
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	2.7
Electronic Equipment, Instruments & Components	2.6
Insurance	2.5
Pharmaceuticals	2.4
Commercial Services & Supplies	2.3
Auto Components	2.2
Health Care Providers & Services	2.1
Road & Rail	2.1
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.9
Health Care Equipment & Supplies	1.8
Construction & Engineering	1.8
Electrical Equipment	1.7
Energy Equipment & Services	1.6
Transportation Infrastructure	1.5
Household Durables	1.4
Software	1.4
Containers & Packaging	1.3
Specialty Retail	1.2
Semiconductors & Semiconductor Equipment	1.1
Food & Staples Retailing	1.1
Air Freight & Logistics	1.1
Electric Utilities	1.1
Aerospace & Defense	1.1
IT Services	1.0
Professional Services	0.9
Trading Companies & Distributors	0.9
Industrial Conglomerates	0.9
Textiles, Apparel & Luxury Goods	0.8
Building Products	0.8
Beverages	0.7
Marine	0.7
Internet Software & Services	0.7
Consumer Finance	0.7
Construction Materials	0.7
Paper & Forest Products	0.6
Leisure Products	0.5
Independent Power and Renewable Electricity Producers	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Wireless Telecommunication Services	0.4
Internet & Catalog Retail	0.4
Gas Utilities	0.4
Airlines	0.4
Thrifts & Mortgage Finance	0.3
Technology Hardware, Storage & Peripherals	0.3
Biotechnology	0.2
Diversified Consumer Services	0.2
Distributors	0.2
Household Products	0.2
Communications Equipment	0.1
Short Term Investments	11.0
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.65%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	−5.16%	−4.74%	−4.64%	N/A	N/A	N/A

ONE YEAR	−2.97%	−3.20%	−0.85%	−2.97%	−3.20%	−0.85%

THREE YEARS	6.12%	4.88%	11.06%	2.00%	1.60%	3.56%

FIVE YEARS	6.86%	5.91%	17.22%	1.34%	1.16%	3.23%

SINCE INCEPTION (1)	3.17%	2.79%	21.28%	0.45%	0.40%	2.84%

(1)	For the period May 12, 2008 to March 31, 2015.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF (a)	Index (b)
5/12/2008	10000.00	10000.00
6/30/2008	8630.00	8648.00
9/30/2008	6253.00	6372.00
12/31/2008	4682.00	4795.00
3/31/2009	4808.00	4906.00
6/30/2009	7021.00	7239.00
9/30/2009	8454.00	8839.00
12/31/2009	9389.00	9941.00
3/31/2010	9655.00	10347.00
6/30/2010	9032.00	9593.00
9/30/2010	10758.00	11644.00
12/31/2010	11517.00	12640.00
3/31/2011	10924.00	12164.00
6/30/2011	10897.00	12118.00
9/30/2011	8246.00	9235.00
12/31/2011	8151.00	9116.00
3/31/2012	9722.00	10921.00
6/30/2012	8892.00	10039.00
9/30/2012	9573.00	10818.00
12/31/2012	10125.00	11502.00
3/31/2013	10435.00	11910.00
6/30/2013	9832.00	11240.00
9/30/2013	10176.00	11611.00
12/31/2013	10378.00	11911.00
3/31/2014	10632.00	12232.00
6/30/2014	11333.00	13111.00
9/30/2014	10878.00	12718.00
12/31/2014	10217.00	11967.00
3/31/2015	10317.00	12128.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			ECLAT TEXTILE	HANA MICROELECTRONICS	HIGHWEALTH
DESCRIPTION	MONDI, LTD.	CLICKS GROUP, LTD.	CO., LTD.	PCL	CONSTRUCTION CORP.

MARKET VALUE	$2,496,079	2,393,541	2,117,338	1,939,786	1,913,499

% OF NET ASSETS	0.5	0.5	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Management & Development	8.1%
Semiconductors & Semiconductor Equipment	6.7
Electronic Equipment, Instruments & Components	5.0
Chemicals	4.9
Banks	4.2
Textiles, Apparel & Luxury Goods	3.6
Food Products	3.3
Metals & Mining	3.3
Hotels, Restaurants & Leisure	3.3
Construction & Engineering	3.2
Electrical Equipment	2.6
Machinery	2.5
Pharmaceuticals	2.4
Household Durables	2.1
Capital Markets	2.1
Technology Hardware, Storage & Peripherals	2.0
Marine	1.9
Transportation Infrastructure	1.8
Real Estate Investment Trusts	1.8
IT Services	1.7
Food & Staples Retailing	1.7
Media	1.7
Oil, Gas & Consumable Fuels	1.6
Diversified Financial Services	1.6
Auto Components	1.6
Software	1.2
Health Care Providers & Services	1.2
Industrial Conglomerates	1.2
Airlines	1.2
Communications Equipment	1.1
Specialty Retail	1.1
Internet Software & Services	1.1
Water Utilities	1.1
Multiline Retail	1.0
Consumer Finance	1.0
Construction Materials	0.9
Diversified Consumer Services	0.9
Automobiles	0.8
Diversified Telecommunication Services	0.8
Insurance	0.8
Health Care Equipment & Supplies	0.8
Commercial Services & Supplies	0.8
Paper & Forest Products	0.8
Electric Utilities	0.7
Trading Companies & Distributors	0.6
Beverages	0.6
Containers & Packaging	0.6
Energy Equipment & Services	0.5
Independent Power and Renewable Electricity Producers	0.4
Building Products	0.4
Personal Products	0.4
Tobacco	0.4
Air Freight & Logistics	0.4
Distributors	0.3
Biotechnology	0.3
Internet & Catalog Retail	0.3
Gas Utilities	0.3
Thrifts & Mortgage Finance	0.2
Professional Services	0.2
Road & Rail	0.2
Wireless Telecommunication Services	0.2
Multi-Utilities	0.1
Household Products	0.1
Leisure Products	0.0 **
Short Term Investments	6.3
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.50%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

SIX MONTHS	13.58%	13.56%	13.48%	N/A	N/A	N/A

ONE YEAR	17.42%	17.35%	17.13%	17.42%	17.35%	17.13%

THREE YEARS	41.71%	41.51%	41.11%	12.32%	12.27%	12.17%

FIVE YEARS	83.15%	83.06%	82.03%	12.87%	12.86%	12.73%

SINCE INCEPTION (1)	34.71%	34.91%	32.11%	4.41%	4.43%	4.12%

(1)	For the period May 7, 2008 to March 31, 2015.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global Select
	Jones Global	Real Estate
	Real Estate	Securities Index
	ETF (a)	(b)
5/7/2008	10000.00	10000.00
6/30/2008	8746.00	8722.00
9/30/2008	8011.00	7955.00
12/31/2008	5216.00	5160.00
3/31/2009	3929.00	3886.00
6/30/2009	5187.00	5131.00
9/30/2009	6732.00	6660.00
12/31/2009	6996.00	6919.00
3/31/2010	7355.00	7258.00
6/30/2010	6845.00	6753.00
9/30/2010	8057.00	7959.00
12/31/2010	8667.00	8568.00
3/31/2011	8983.00	8857.00
6/30/2011	9338.00	9205.00
9/30/2011	7833.00	7709.00
12/31/2011	8432.00	8289.00
3/31/2012	9506.00	9362.00
6/30/2012	9733.00	9570.00
9/30/2012	10071.00	9919.00
12/31/2012	10545.00	10396.00
3/31/2013	11210.00	11052.00
6/30/2013	10814.00	10656.00
9/30/2013	10938.00	10765.00
12/31/2013	10838.00	10664.00
3/31/2014	11472.00	11280.00
6/30/2014	12372.00	12158.00
9/30/2014	11861.00	11642.00
12/31/2014	12910.00	12670.00
3/31/2015	13471.00	13211.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		BROOKFIELD ASSET
	SIMON PROPERTY	MANAGEMENT, INC.	MITSUI FUDOSAN
DESCRIPTION	GROUP, INC.	(CLASS A)	CO., LTD.	PUBLIC STORAGE	EQUITY RESIDENTIAL

MARKET VALUE	$119,817,175	60,406,590	57,507,967	56,370,803	55,706,416

% OF NET ASSETS	5.7	2.9	2.7	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Retail REITs	26.3%
Specialized REITs	16.0
Real Estate Management & Development	14.7
Office REITs	14.4
Residential REITs	11.7
Diversified REITs	11.2
Industrial REITs	5.0
Diversified Capital Markets	0.4
Unknown	0.0 **
Short Term Investments	1.7
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	9.39%	9.47%	8.72%	N/A	N/A	N/A

ONE YEAR	4.25%	3.85%	3.63%	4.25%	3.85%	3.63%

THREE YEARS	45.00%	44.07%	45.31%	13.18%	12.94%	13.28%

FIVE YEARS	75.58%	75.42%	76.55%	11.92%	11.90%	12.04%

SINCE INCEPTION (1)	79.90%	79.51%	78.81%	9.15%	9.11%	9.05%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Discertionary
	Discretionary Sector	Sector Index
	ETF (a)	(b)
7/16/2008	10000.00	10000.00
9/30/2008	8773.00	8725.00
12/31/2008	6970.00	6788.00
3/31/2009	6456.00	6289.00
6/30/2009	8220.00	8066.00
9/30/2009	9682.00	9547.00
12/31/2009	9920.00	9797.00
3/31/2010	10246.00	10129.00
6/30/2010	9286.00	9198.00
9/30/2010	10954.00	10896.00
12/31/2010	11945.00	11934.00
3/31/2011	11967.00	12033.00
6/30/2011	12858.00	12887.00
9/30/2011	10367.00	10375.00
12/31/2011	10445.00	10422.00
3/31/2012	12407.00	12305.00
6/30/2012	11363.00	11303.00
9/30/2012	11860.00	11795.00
12/31/2012	13018.00	12951.00
3/31/2013	14052.00	14009.00
6/30/2013	14672.00	14617.00
9/30/2013	16598.00	16550.00
12/31/2013	17452.00	17416.00
3/31/2014	17256.00	17255.00
6/30/2014	17793.00	17838.00
9/30/2014	16446.00	16447.00
12/31/2014	16812.00	16760.00
3/31/2015	17990.00	17881.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			HONDA MOTOR	BAYERISCHE MOTOREN	LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	CO., LTD.	WERKE AG	LOUIS VUITTON SA

MARKET VALUE	$1,146,393	565,210	305,926	287,154	284,015

% OF NET ASSETS	8.2	4.0	2.2	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	28.2%
Media	15.1
Hotels, Restaurants & Leisure	12.8
Auto Components	10.4
Textiles, Apparel & Luxury Goods	10.4
Specialty Retail	8.5
Household Durables	6.9
Multiline Retail	3.7
Leisure Products	2.0
Internet & Catalog Retail	1.0
Diversified Consumer Services	0.4
Distributors	0.2
Short Term Investments	13.4
Other Assets & Liabilities	(13.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	4.02%	3.98%	4.17%	N/A	N/A	N/A

ONE YEAR	3.46%	2.99%	4.21%	3.46%	2.99%	4.21%

THREE YEARS	29.17%	28.52%	34.21%	8.91%	8.72%	10.31%

FIVE YEARS	58.06%	57.04%	67.21%	9.59%	9.45%	10.83%

SINCE INCEPTION (1)	71.24%	70.92%	86.23%	8.35%	8.32%	9.72%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Staples
	Staples Sector	Sector Index
	ETF (a)	(b)
7/16/2008	10000	10000
9/30/2008	9430	9468
12/31/2008	8171	8240
3/31/2009	7071	7180
6/30/2009	8504	8696
9/30/2009	9853	10149
12/31/2009	10599	10890
3/31/2010	10834	11137
6/30/2010	9987	10346
9/30/2010	11415	11875
12/31/2010	11866	12349
3/31/2011	11914	12413
6/30/2011	12721	13320
9/30/2011	11653	12192
12/31/2011	12334	12844
3/31/2012	13257	13877
6/30/2012	13026	13699
9/30/2012	13927	14686
12/31/2012	14283	15150
3/31/2013	15709	16713
6/30/2013	15042	16041
9/30/2013	16044	17150
12/31/2013	16489	17704
3/31/2014	16552	17872
6/30/2014	17559	19017
9/30/2014	16462	17878
12/31/2014	16239	17662
3/31/2015	17124	18623

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		ANHEUSER-BUSCH	BRITISH AMERICAN
DESCRIPTION	NESTLE SA	INBEV NV	TOBACCO PLC	UNILEVER NV	DIAGEO PLC

MARKET VALUE	$4,888,396	2,049,527	1,956,661	1,513,846	1,427,059

% OF NET ASSETS	14.3	6.0	5.7	4.5	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Food Products	36.0%
Beverages	19.5
Food & Staples Retailing	18.1
Tobacco	11.4
Household Products	7.6
Personal Products	6.7
Short Term Investments	6.6
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	−24.05%	−23.32%	−24.43%	N/A	N/A	N/A

ONE YEAR	−25.06%	−25.17%	−25.05%	−25.06%	−25.17%	−25.05%

THREE YEARS	−19.07%	−18.84%	−17.70%	−6.81%	−6.72%	−6.29%

FIVE YEARS	−13.95%	−13.60%	−10.38%	−2.96%	−2.88%	−2.17%

SINCE INCEPTION (1)	−25.41%	−25.13%	−20.85%	−4.28%	−4.22%	−3.43%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			ROYAL DUTCH	ROYAL DUTCH
DESCRIPTION	BP PLC	TOTAL SA	SHELL PLC (CLASS A)	SHELL PLC (CLASS B)	ENI SPA

MARKET VALUE	$2,706,764	2,619,602	2,565,970	1,706,584	1,034,757

% OF NET ASSETS	11.3	10.9	10.7	7.1	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	93.4%
Energy Equipment & Services	6.3
Short Term Investments	11.0
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−0.14%	−0.08%	0.72%	N/A	N/A	N/A

ONE YEAR	−1.20%	−2.00%	−0.19%	−1.20%	−2.00%	−0.19%

THREE YEARS	35.84%	35.28%	39.77%	10.75%	10.60%	11.82%

FIVE YEARS	25.60%	25.34%	32.23%	4.66%	4.62%	5.75%

SINCE INCEPTION (1)	9.58%	9.31%	14.82%	1.37%	1.34%	2.08%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Financial	Ex-U.S. BMI
	Sector ETF	Financials Sector
	(a)	Index (b)
7/16/2008	10000	10000
9/30/2008	8795	8960
12/31/2008	6128	6097
3/31/2009	5055	4998
6/30/2009	7121	7030
9/30/2009	9005	8939
12/31/2009	8670	8599
3/31/2010	8725	8684
6/30/2010	7316	7306
9/30/2010	8500	8528
12/31/2010	8725	8808
3/31/2011	9197	9270
6/30/2011	9073	9208
9/30/2011	6970	7112
12/31/2011	6983	7108
3/31/2012	8067	8215
6/30/2012	7448	7615
9/30/2012	8226	8428
12/31/2012	9059	9270
3/31/2013	9469	9771
6/30/2013	9383	9610
9/30/2013	10528	10816
12/31/2013	11164	11496
3/31/2014	11091	11503
6/30/2014	11488	11914
9/30/2014	10973	11400
12/31/2014	10652	11090
3/31/2015	10958	11482

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		COMMONWEALTH	WESTPAC BANKING		MITSUBISHI UFJ
DESCRIPTION	HSBC HOLDINGS PLC	BANK OF AUSTRALIA	CORP.	BANCO SANTANDER SA	FINANCIAL GROUP, INC.

MARKET VALUE	$384,546	312,240	259,417	240,663	221,042

% OF NET ASSETS	3.6	2.9	2.4	2.3	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	50.6%
Insurance	23.8
Real Estate Management & Development	9.1
Capital Markets	6.5
Real Estate Investment Trusts	5.2
Diversified Financial Services	4.0
Consumer Finance	0.1
Short Term Investments	8.1
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

SIX MONTHS	6.30%	6.49%	6.92%	N/A	N/A	N/A

ONE YEAR	11.82%	12.09%	12.94%	11.82%	12.09%	12.94%

THREE YEARS	68.96%	68.88%	73.23%	19.10%	19.09%	20.11%

FIVE YEARS	95.11%	94.66%	104.23%	14.30%	14.25%	15.35%

SINCE INCEPTION (1)	90.84%	91.22%	104.21%	10.11%	10.14%	11.24%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Health	Health Care
	Care Sector	Sector Index
	ETF (a)	(b)
7/16/2008	10000	10000
9/30/2008	9103	9082
12/31/2008	8235	8237
3/31/2009	7027	7099
6/30/2009	7971	8094
9/30/2009	9357	9532
12/31/2009	9743	9945
3/31/2010	9781	9998
6/30/2010	8909	9100
9/30/2010	9889	10223
12/31/2010	10221	10581
3/31/2011	10527	10902
6/30/2011	11346	11774
9/30/2011	10157	10573
12/31/2011	10679	11126
3/31/2012	11295	11787
6/30/2012	11385	11880
9/30/2012	12395	12958
12/31/2012	12574	13156
3/31/2013	14106	14876
6/30/2013	14156	14891
9/30/2013	15015	15902
12/31/2013	16119	17022
3/31/2014	17067	18080
6/30/2014	18010	19109
9/30/2014	17953	19097
12/31/2014	17295	18385
3/31/2015	19084	20421

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	BAYER AG	SANOFI	GLAXOSMITHKLINE PLC

MARKET VALUE	$9,470,374	5,801,703	4,302,216	4,250,545	3,773,870

% OF NET ASSETS	12.6	7.8	5.7	5.7	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	75.7%
Health Care Equipment & Supplies	8.5
Health Care Providers & Services	7.9
Biotechnology	5.8
Life Sciences Tools & Services	0.7
Chemicals	0.5
Health Care Technology	0.3
Short Term Investments	6.7
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	0.79%	0.87%	0.96%	N/A	N/A	N/A

ONE YEAR	−2.64%	−2.70%	−2.14%	−2.64%	−2.70%	−2.14%

THREE YEARS	25.73%	24.94%	28.31%	7.93%	7.70%	8.67%

FIVE YEARS	36.02%	35.21%	44.47%	6.35%	6.22%	7.64%

SINCE INCEPTION (1)	27.98%	27.64%	33.90%	3.75%	3.70%	4.45%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Industrial Sector ETF	S&P Developed Ex-U.S. BMI Industrial Sector Index
	10000.00	10000.00
7/16/2008	10000.00	10271.00
9/30/2008	8049.00	8028.00
12/31/2008	6506.00	6396.00
3/31/2009	5624.00	5534.00
6/30/2009	7228.00	7141.00
9/30/2009	8724.00	8600.00
12/31/2009	8906.00	8739.00
3/31/2010	9409.00	9269.00
6/30/2010	8393.00	8286.00
9/30/2010	9764.00	9710.00
12/31/2010	10802.00	10802.00
3/31/2011	11329.00	11374.00
6/30/2011	11288.00	11444.00
9/30/2011	8726.00	8856.00
12/31/2011	9113.00	9202.00
3/31/2012	10179.00	10436.00
6/30/2012	9257.00	9478.00
9/30/2012	9819.00	10048.00
12/31/2012	10583.00	10807.00
3/31/2013	11214.00	11430.00
6/30/2013	10963.00	11222.00
9/30/2013	12489.00	12865.00
12/31/2013	13070.00	13531.00
3/31/2014	13145.00	13683.00
6/30/2014	13521.00	14154.00
9/30/2014	12698.00	13263.00
12/31/2014	12182.00	12720.00
3/31/2015	12798.00	13390.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

		CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	RAILWAY CO.	ABB, LTD.	SCHNEIDER ELECTRIC SE	FANUC CORP.

MARKET VALUE	$709,151	476,706	432,608	374,843	328,330

% OF NET ASSETS	3.6	2.4	2.2	1.9	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	19.5%
Road & Rail	11.0
Industrial Conglomerates	10.6
Trading Companies & Distributors	9.4
Electrical Equipment	8.0
Construction & Engineering	7.3
Aerospace & Defense	6.8
Commercial Services & Supplies	5.9
Building Products	5.5
Professional Services	4.5
Transportation Infrastructure	3.1
Air Freight & Logistics	2.7
Airlines	2.3
Marine	2.2
Food Products	0.3
Auto Components	0.2
Short Term Investments	12.5
Other Assets & Liabilities	(11.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S.			EX-U.S. BMI
	NET ASSET	MARKET	BMI MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	−3.05%	−2.77%	−3.16%	N/A	N/A	N/A

ONE YEAR	−8.68%	−8.58%	−8.45%	−8.68%	−8.58%	−8.45%

THREE YEARS	−12.39%	−12.55%	−10.72%	−4.31%	−4.37%	−3.71%

FIVE YEARS	−12.33%	−12.01%	−7.45%	−2.60%	−2.53%	−1.54%

SINCE INCEPTION (1)	−25.23%	−25.30%	−17.32%	−4.24%	−4.25%	−2.80%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Material Sector ETF	S&P Developed Ex-U.S. BMI Materials Sector Index
	10000.00	10000.00
7/16/2008	10000.00	9987.00
9/30/2008	6857.00	6920.00
12/31/2008	5117.00	5124.00
3/31/2009	4838.00	4945.00
6/30/2009	6253.00	6428.00
9/30/2009	7466.00	7760.00
12/31/2009	8325.00	8686.00
3/31/2010	8529.00	8934.00
6/30/2010	7175.00	7686.00
9/30/2010	8623.00	9264.00
12/31/2010	10083.00	10883.00
3/31/2011	10276.00	11168.00
6/30/2011	10227.00	11106.00
9/30/2011	7577.00	8260.00
12/31/2011	7780.00	8445.00
3/31/2012	8535.00	9261.00
6/30/2012	7442.00	8053.00
9/30/2012	8016.00	8797.00
12/31/2012	8503.00	9213.00
3/31/2013	7936.00	8676.00
6/30/2013	7071.00	7682.00
9/30/2013	8050.00	8805.00
12/31/2013	8163.00	8952.00
3/31/2014	8188.00	9031.00
6/30/2014	8548.00	9474.00
9/30/2014	7713.00	8538.00
12/31/2014	7262.00	8023.00
3/31/2015	7477.00	8268.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	BASF SE	BHP BILLITON, LTD.	RIO TINTO PLC	BHP BILLITON PLC	GLENCORE PLC

MARKET VALUE	$402,962	329,528	231,265	216,838	206,535

% OF NET ASSETS	6.4	5.3	3.7	3.5	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	45.6%
Metals & Mining	39.4
Construction Materials	6.8
Paper & Forest Products	3.5
Containers & Packaging	3.3
Electronic Equipment, Instruments & Components	0.3
Building Products	0.1
Short Term Investments	8.7
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED
			BMI INFORMATION			EX-U.S. BMI INFORMATION
	NET ASSET	MARKET	TECHNOLOGY SECTOR	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	7.34%	7.47%	7.02%	N/A	N/A	N/A

ONE YEAR	6.74%	6.65%	6.34%	6.74%	6.65%	6.34%

THREE YEARS	32.10%	31.97%	35.14%	9.72%	9.69%	10.57%

FIVE YEARS	35.73%	35.15%	40.69%	6.30%	6.21%	7.07%

SINCE INCEPTION (1)	32.51%	32.30%	37.00%	4.28%	4.26%	4.81%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Technology Sector ETF (a	)	S&P Developed Ex-U.S. BMI Information Technology Sector Index (b	)
	10000.00		10000.00
7/16/2008	10000.00		10224.00
9/30/2008	8019.00		8021.00
12/31/2008	6273.00		6274.00
3/31/2009	6000.00		5937.00
6/30/2009	7545.00		7508.00
9/30/2009	8967.00		8933.00
12/31/2009	8932.00		8882.00
3/31/2010	9763.00		9739.00
6/30/2010	8406.00		8470.00
9/30/2010	9132.00		9163.00
12/31/2010	10325.00		10303.00
3/31/2011	10383.00		10412.00
6/30/2011	9996.00		10025.00
9/30/2011	8245.00		8379.00
12/31/2011	8620.00		8721.00
3/31/2012	10031.00		10138.00
6/30/2012	8826.00		9012.00
9/30/2012	9240.00		9470.00
12/31/2012	10159.00		10344.00
3/31/2013	10540.00		10778.00
6/30/2013	10406.00		10655.00
9/30/2013	11599.00		11881.00
12/31/2013	12373.00		12775.00
3/31/2014	12414.00		12884.00
6/30/2014	12797.00		13313.00
9/30/2014	12345.00		12801.00
12/31/2014	12441.00		12838.00
3/31/2015	13251.00		13700.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

				TELEFONAKTIEBOLAGET
	SAMSUNG ELECTRONICS			LM ERICSSON
DESCRIPTION	CO., LTD. GDR	SAP SE	ASML HOLDING NV	(CLASS B)	CANON, INC.

MARKET VALUE	$1,644,776	671,965	439,592	384,715	369,063

% OF NET ASSETS	14.0	5.7	3.7	3.3	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	23.0%
Electronic Equipment, Instruments & Components	22.6
Semiconductors & Semiconductor Equipment	16.2
Software	15.9
IT Services	10.1
Communications Equipment	7.3
Internet Software & Services	4.5
Short Term Investments	7.3
Other Assets & Liabilities	(6.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

SIX MONTHS	1.50%	1.41%	2.01%	N/A	N/A	N/A

ONE YEAR	−0.10%	−0.22%	0.68%	−0.10%	−0.22%	0.68%

THREE YEARS	40.21%	39.39%	45.99%	11.92%	11.71%	13.45%

FIVE YEARS	54.40%	54.21%	63.25%	9.08%	9.05%	10.30%

SINCE INCEPTION (1)	40.11%	39.99%	49.91%	5.15%	5.14%	6.22%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Telecommunications Sector ETF (a	)	S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (b	)
	10000.00		10000.00
7/16/2008	10000.00		9788.00
9/30/2008	8454.00		8456.00
12/31/2008	8062.00		8094.00
3/31/2009	6832.00		6871.00
6/30/2009	7797.00		7882.00
9/30/2009	9189.00		9302.00
12/31/2009	9348.00		9484.00
3/31/2010	9074.00		9181.00
6/30/2010	8301.00		8415.00
9/30/2010	9932.00		10096.00
12/31/2010	10115.00		10313.00
3/31/2011	10921.00		11156.00
6/30/2011	11016.00		11309.00
9/30/2011	9768.00		10003.00
12/31/2011	9991.00		10250.00
3/31/2012	9993.00		10268.00
6/30/2012	9910.00		10229.00
9/30/2012	10474.00		10859.00
12/31/2012	10103.00		10540.00
3/31/2013	10687.00		11199.00
6/30/2013	11020.00		11626.00
9/30/2013	12849.00		13579.00
12/31/2013	14211.00		15033.00
3/31/2014	14025.00		14888.00
6/30/2014	14531.00		15458.00
9/30/2014	13803.00		14695.00
12/31/2014	13751.00		14670.00
3/31/2015	14011.00		14991.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	VODAFONE GROUP PLC	TELEFONICA SA	SOFTBANK CORP.	DEUTSCHE TELEKOM AG	BT GROUP PLC

MARKET VALUE	$4,636,117	3,100,459	3,035,813	3,019,580	2,838,063

% OF NET ASSETS	10.3	6.9	6.7	6.7	6.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Diversified Telecommunication Services	66.6%
Wireless Telecommunication Services	33.0
Short Term Investments	4.4
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented February 3, 2015) is 0.40%.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITIES	NET ASSET	MARKET	EX-U.S. BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	−8.53%	−8.58%	−8.33%	N/A	N/A	N/A

ONE YEAR	−7.96%	−8.79%	−7.35%	−7.96%	−8.79%	−7.35%

THREE YEARS	11.14%	10.26%	14.27%	3.58%	3.31%	4.55%

FIVE YEARS	−3.65%	−4.10%	0.05%	−0.74%	−0.83%	0.01%

SINCE INCEPTION (1)	−24.34%	−24.57%	−20.69%	−4.07%	−4.12%	−3.40%

(1)	For the period July 16, 2008 to March 31, 2015.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P International Utililies Sector ETF (a	)	S&P Developed Ex-U.S. BMI Utilities Sector Index (b	)
	10000.00		10000.00
7/16/2008	10000.00		10188.00
9/30/2008	8612.00		8555.00
12/31/2008	7769.00		7738.00
3/31/2009	6174.00		6149.00
6/30/2009	7148.00		7128.00
9/30/2009	8187.00		8201.00
12/31/2009	8191.00		8217.00
3/31/2010	7852.00		7929.00
6/30/2010	6831.00		6895.00
9/30/2010	7637.00		7720.00
12/31/2010	7834.00		7944.00
3/31/2011	7897.00		7990.00
6/30/2011	7873.00		7991.00
9/30/2011	6763.00		6850.00
12/31/2011	6508.00		6630.00
3/31/2012	6807.00		6943.00
6/30/2012	6495.00		6649.00
9/30/2012	6675.00		6882.00
12/31/2012	6766.00		6993.00
3/31/2013	6695.00		6929.00
6/30/2013	6889.00		7135.00
9/30/2013	7529.00		7799.00
12/31/2013	7683.00		7991.00
3/31/2014	8220.00		8561.00
6/30/2014	8713.00		9105.00
9/30/2014	8272.00		8653.00
12/31/2014	7923.00		8299.00
3/31/2015	7566.00		7931.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	GDF SUEZ	E.ON SE	ENEL SPA

MARKET VALUE	$2,823,769	1,972,385	1,714,231	1,703,065	1,676,664

% OF NET ASSETS	8.7	6.1	5.3	5.3	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electric Utilities	43.5%
Multi-Utilities	31.8
Gas Utilities	15.4
Independent Power and Renewable Electricity Producers	4.8
Water Utilities	4.0
Short Term Investments	5.4
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 2.3%
Ageas VVPR Strip (a)(b)	1,664	$0
Anheuser-Busch InBev NV	49,299	6,025,381

		6,025,381

FRANCE — 12.2%
Air Liquide SA	22,116	2,845,559
AXA SA	134,413	3,385,952
BNP Paribas SA	71,688	4,355,488
LVMH Moet Hennessy Louis Vuitton SE	17,432	3,073,210
Sanofi	77,473	7,649,125
Schneider Electric SE	37,485	2,912,730
Total SA (c)	152,522	7,580,242

		31,802,306

GERMANY — 15.9%
Allianz SE	29,307	5,094,343
BASF SE	58,901	5,854,681
Bayer AG	53,032	7,971,041
Daimler AG (c)	63,915	6,159,488
Deutsche Bank AG	83,295	2,894,887
Deutsche Telekom AG	198,659	3,637,783
SAP SE	61,096	4,431,122
Siemens AG	50,487	5,460,258

		41,503,603

ITALY — 1.2%
ENI SpA	173,022	2,997,366

NETHERLANDS — 3.0%
ING Groep NV (a)	247,433	3,626,062
Unilever NV	100,155	4,185,948

		7,812,010

SPAIN — 5.6%
Banco Bilbao Vizcaya Argentaria SA	399,201	4,033,598
Banco Santander SA	901,695	6,795,404
Telefonica SA	262,196	3,733,995

		14,562,997

SWITZERLAND — 24.1%
ABB, Ltd. (a)	148,443	3,152,866
Cie Financiere Richemont SA	33,475	2,698,541
Credit Suisse Group AG (a)	97,748	2,634,657
Glencore PLC (a)	635,586	2,697,547
Nestle SA	206,804	15,627,935
Novartis AG	164,869	16,320,554
Roche Holding AG	45,055	12,436,163
UBS Group AG (a)	223,379	4,213,223
Zurich Insurance Group AG (a)	9,597	3,253,673

		63,035,159

UNITED KINGDOM — 34.9%
AstraZeneca PLC	81,004	5,563,390
Barclays PLC	1,058,017	3,810,342
BG Group PLC	218,967	2,694,720
BHP Billiton PLC	135,382	2,961,363
BP PLC	1,169,426	7,581,174
British American Tobacco PLC	119,545	6,190,855
BT Group PLC	522,479	3,397,218
Diageo PLC	161,316	4,453,015
GlaxoSmithKline PLC	311,878	7,157,721
HSBC Holdings PLC	1,232,523	10,502,373
Lloyds Banking Group PLC (a)	3,437,438	3,994,535
National Grid PLC	249,302	3,200,160
Prudential PLC	164,676	4,087,400
Reckitt Benckiser Group PLC	42,318	3,643,625
Rio Tinto PLC	79,688	3,279,191
Royal Dutch Shell PLC (Class A)	250,746	7,495,997
Standard Chartered PLC	129,887	2,108,458
Unilever PLC	84,350	3,524,877
Vodafone Group PLC	1,700,109	5,563,746

		91,210,160

TOTAL COMMON STOCKS —
(Cost $276,867,369)		258,948,982

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (a)	399,200	57,451
Telefonica SA (expiring 4/10/15) (a)	262,196	42,240

TOTAL RIGHTS —
(Cost $56,518)		99,691

SHORT TERM INVESTMENTS — 5.0%
UNITED STATES — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,884,258	10,884,258
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	2,247,036	2,247,036

TOTAL SHORT TERM INVESTMENT —
(Cost $13,131,294)		13,131,294

TOTAL INVESTMENTS — 104.2%
(Cost $290,055,181)		272,179,967
OTHER ASSETS & LIABILITIES — (4.2)%		(11,004,854)

NET ASSETS — 100.0%		$261,175,113

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(c)	A portion of the security was on loan at March 31, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.7%
Ageas VVPR Strip (a)(b)	6,468	$0
Anheuser-Busch InBev NV	1,420,278	173,588,025

		173,588,025

FINLAND — 1.1%
Nokia Oyj	6,796,619	51,899,917

FRANCE — 33.2%
Air Liquide SA	637,186	81,983,638
AXA SA	3,872,100	97,540,762
BNP Paribas SA	2,065,314	125,480,548
Carrefour SA	1,155,997	38,599,490
Compagnie de Saint-Gobain	915,195	40,196,477
Danone SA	1,105,325	74,337,371
Essilor International SA	398,865	45,751,077
GDF Suez	3,001,070	59,322,041
L’Oreal SA	452,374	83,250,315
LVMH Moet Hennessy Louis Vuitton SE	502,221	88,540,077
Orange SA	3,575,470	57,466,401
Sanofi	2,231,971	220,368,719
Schneider Electric SE	1,079,934	83,915,056
Societe Generale SA	1,487,638	71,849,590
Total SA (c)	4,394,048	218,381,258
Unibail-Rodamco SE	181,161	48,846,008
Vinci SA	967,053	55,285,454
Vivendi SA (a)	2,371,210	58,891,945

		1,550,006,227

GERMANY — 33.0%
Allianz SE	844,350	146,770,695
BASF SE	1,696,906	168,670,195
Bayer AG	1,527,825	229,641,648
Bayerische Motoren Werke AG	592,799	74,139,746
Daimler AG (c)	1,841,363	177,452,131
Deutsche Bank AG	2,399,683	83,400,092
Deutsche Post AG	1,768,647	55,266,716
Deutsche Telekom AG	5,723,291	104,803,154
E.ON SE	3,696,927	55,130,369
Muenchener Rueckversicherungs- Gesellschaft AG	282,437	60,894,951
RWE AG	891,935	22,779,763
SAP SE	1,760,150	127,658,745
Siemens AG	1,454,482	157,304,795
Volkswagen AG Preference Shares	285,027	75,871,569

		1,539,784,569

ITALY — 7.5%
Assicurazioni Generali SpA	2,495,262	49,069,161
Enel SpA	11,945,679	54,038,507
ENI SpA	4,984,679	86,352,657
Intesa Sanpaolo SpA	26,486,408	90,061,280
UniCredit SpA	10,288,881	69,948,112

		349,469,717

LUXEMBOURG — 0.0% (d)
APERAM SA (a)	1	40

NETHERLANDS — 8.9%
Airbus Group NV	1,060,797	68,859,026
ASML Holding NV	693,277	70,578,667
ING Groep NV (a)	7,128,387	104,464,553
Koninklijke Philips NV	1,727,498	49,027,155
Unilever NV	2,885,430	120,595,671

		413,525,072

SPAIN — 12.5%
Banco Bilbao Vizcaya Argentaria SA	11,499,863	116,196,786
Banco Santander SA	25,952,321	195,583,323
Iberdrola SA	10,672,023	68,793,417
Inditex SA	1,941,653	62,309,799
Repsol SA	1,863,541	34,694,998
Telefonica SA	7,549,035	107,507,584

		585,085,907

TOTAL COMMON STOCKS —
(Cost $4,643,856,572)		4,663,359,474

RIGHTS — 0.1%
SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (a)(c)	11,576,247	1,666,007
Telefonica SA (expiring 4/10/15) (a)	7,602,331	1,224,735

TOTAL RIGHTS —
(Cost $1,638,926)		2,890,742

SHORT TERM INVESTMENTS — 3.2%
UNITED STATES — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	145,787,382	145,787,382
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	5,271,466	5,271,466

TOTAL SHORT TERM INVESTMENT —
(Cost $151,058,848)		151,058,848

TOTAL INVESTMENTS — 103.2%
(Cost $4,796,554,346)		4,817,309,064
OTHER ASSETS & LIABILITIES — (3.2)%		(149,083,066)

NET ASSETS — 100.0%		$4,668,225,998

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(c)	A portion of the security was on loan at March 31, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRIA — 2.3%
IMMOFINANZ AG (a)	18,489	$54,349
Raiffeisen Bank International AG	2,283	31,924
Vienna Insurance Group AG Wiener Versicherung Gruppe	761	33,674

		119,947

BELGIUM — 5.0%
Ackermans & van haaren NV	445	52,166
bpost SA	1,983	55,597
Cofinimmo SA	344	40,326
Colruyt SA	1,188	51,725
Telenet Group Holding NV (a)	1,001	55,012

		254,826

FINLAND — 6.6%
Amer Sports Oyj	2,350	50,478
Huhtamaki Oyj	1,868	58,080
Kesko Oyj (Class B)	1,354	57,833
Neste Oil Oyj	2,537	66,484
Orion Oyj (Class B)	1,995	56,330
Outokumpu Oyj (a)	5,791	46,056

		335,261

FRANCE — 23.5%
Air France-KLM (a)	5,007	44,010
Bollore SA	18,471	98,336
CNP Assurances	2,962	51,885
Eurazeo SA	780	53,472
Faurecia	1,180	51,580
Fonciere Des Regions (b)	547	54,148
Fonciere Des Regions (a)(b)	33	3,181
Havas SA	2,172	16,469
Hermes International	447	157,658
ICADE	703	63,467
Imerys SA	655	48,082
JCDecaux SA	1,337	45,081
Lagardere SCA	2,025	60,765
Neopost SA	685	37,631
Orpea	791	49,825
Remy Cointreau SA	470	34,577
Rubis SCA	693	43,994
SEB SA	483	34,808
Societe BIC SA	533	75,849
Societe Television Francaise 1	2,368	41,963
Teleperformance	1,128	77,304
Vallourec SA	2,391	58,356

		1,202,441

GERMANY — 16.9%
Axel Springer SE	844	49,855
Bilfinger SE	913	52,960
Deutsche Euroshop AG	899	44,675
Dialog Semiconductor PLC (a)	1,409	63,656
Duerr AG	487	53,611
Evonik Industries AG	1,308	46,639
Fraport AG Frankfurt Airport Services Worldwide	736	44,005
Freenet AG	2,539	76,557
Fuchs Petrolub SE Preference Shares	1,378	55,114
Gerresheimer AG	590	32,545
Kabel Deutschland Holding AG (a)	411	53,411
Leoni AG	648	41,040
MorphoSys AG (a)	494	31,202
OSRAM Licht AG (a)	1,713	85,181
Rheinmetall AG	785	37,943
Stada Arzneimittel AG	1,201	40,109
Telefonica Deutschland Holding AG (a)	10,262	59,251

		867,754

GREECE — 2.8%
Alpha Bank AE (a)	85,170	25,155
Hellenic Telecommunications Organization SA (a)	4,859	43,053
National Bank of Greece SA (a)	29,786	35,189
OPAP SA	4,238	39,736

		143,133

IRELAND — 4.4%
C&C Group PLC	6,943	28,447
Glanbia PLC	3,441	63,805
Kingspan Group PLC	2,901	54,945
Paddy Power PLC	933	79,873

		227,070

ITALY — 13.3%
Azimut Holding SpA	2,063	58,870
Banca Monte dei Paschi di Siena SpA (a)	100,877	66,955
Banca Popolare dell’Emilia Romagna SC (a)	9,511	83,098
Banca Popolare di Milano Scarl (a)	86,588	87,927
Banca Popolare di Sondrio Scarl	8,990	41,054
Davide Campari-Milano SpA	4,370	30,484
Enel Green Power SpA	30,392	56,763
Exor SpA	1,889	85,797
Mediaset SpA (a)	15,510	70,862
Saipem SpA (a)	4,965	50,631
UnipolSai SpA	16,514	48,100

		680,541

LUXEMBOURG — 2.3%
Eurofins Scientific SE	172	46,320
RTL Group SA	760	73,160

		119,480

NETHERLANDS — 11.5%
Aalberts Industries NV	1,902	59,791
ASM International NV	1,037	47,946
Delta Lloyd NV	3,952	74,448
Koninklijke Vopak NV	1,307	72,151
NN Group NV (a)	3,224	91,343
OCI NV (a)	1,802	55,815
PostNL NV (a)	8,742	37,199
SBM Offshore NV (a)	3,514	43,684
TNT Express NV	9,276	58,988
Wereldhave NV	694	46,585

		587,950

PORTUGAL — 2.8%
Banco Comercial Portugues SA (a)	801,694	82,400
Jeronimo Martins SGPS SA	4,852	60,969

		143,369

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SPAIN — 7.5%
Abengoa SA (Class B)	10,695	$38,824
Bolsas y Mercados Espanoles SHMSF SA	1,572	70,032
Gamesa Corp. Tecnologica SA (a)	4,451	56,241
Mapfre SA	19,710	71,952
Mediaset Espana Comunicacion SA (a)	3,928	49,190
Viscofan SA	878	53,655
Zardoya Otis SA	3,336	43,030

		382,924

UNITED KINGDOM — 1.0%
Jazztel PLC (a)	3,842	52,342

TOTAL COMMON STOCKS —
(Cost $5,610,878)		5,117,038

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e) (Cost $557)	557	557

TOTAL INVESTMENTS — 99.9%
(Cost $5,611,435)		5,117,595
OTHER ASSETS & LIABILITIES — 0.1%		2,995

NET ASSETS — 100.0%		$5,120,590

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHINA — 31.6%
21Vianet Group, Inc. ADR (a)	18,336	$323,814
58.com Inc, ADR (a)	9,424	498,341
Agricultural Bank of China, Ltd. (Class H)	5,480,000	2,714,183
Air China, Ltd.	1,225,414	1,250,221
Alibaba Group Holding, Ltd. ADR (a)	91,271	7,597,398
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	2,038,304	1,009,549
Angang Steel Co., Ltd. (b)	811,244	597,469
Anhui Conch Cement Co., Ltd. (Class H) (b)	1,054,750	3,992,869
Anta Sports Products, Ltd.	186,000	340,186
Baidu, Inc. ADR (a)	73,731	15,365,540
Bank of China, Ltd. (Class H)	18,278,466	10,561,976
Bank of Communications Co., Ltd. (Class H)	5,052,630	4,333,777
Bitauto Holdings, Ltd. ADR (a)	5,122	260,607
Boyaa Interactive International, Ltd. (b)	221,200	184,879
Brilliance China Automotive Holdings, Ltd.	706,000	1,360,450
BYD Co., Ltd. (b)	175,800	904,730
BYD Electronic International Co., Ltd.	223,500	282,508
CAR, Inc. (a)(b)	361,598	685,600
Chanjet Information Technology Co., Ltd. (Class H) (a)	184,600	421,437
China Animal Healthcare, Ltd. (b)	305,700	205,034
China Cinda Asset Management Co., Ltd. (Class H) (a)	2,211,600	1,095,381
China CITIC Bank Corp., Ltd. (Class H)	2,547,341	1,918,790
China Coal Energy Co., Ltd. (Class H) (b)	1,303,000	719,309
China Communications Construction Co., Ltd. (Class H)	1,293,000	1,821,162
China Conch Venture Holdings, Ltd.	86,000	184,134
China Construction Bank Corp. (Class H)	22,944,148	19,058,347
China COSCO Holdings Co., Ltd. (a)(b)	1,700,230	894,737
China Everbright, Ltd.	202,000	526,296
China International Marine Containers Group Co., Ltd. (Class H)	169,600	369,254
China Life Insurance Co., Ltd. (Class H)	2,008,708	8,795,975
China Longyuan Power Group Corp.	936,000	1,017,726
China Merchants Bank Co., Ltd. (Class H)	1,590,760	3,886,083
China Merchants Property Development Co., Ltd.	296,126	874,660
China Minsheng Banking Corp., Ltd. (Class H)	1,736,600	2,121,178
China National Building Material Co., Ltd. (Class H) (b)	828,000	824,470
China Oilfield Services, Ltd. (Class H) (b)	532,557	886,101
China Pacific Insurance Group Co., Ltd.	453,200	2,156,968
China Petroleum & Chemical Corp. (Class H)	6,817,726	5,425,654
China Railway Construction Corp., Ltd. (Class H)	469,000	700,501
China Railway Group, Ltd. (Class H)	1,246,000	1,276,045
China Shenhua Energy Co., Ltd. (Class H)	1,007,040	2,571,813
China Shipping Container Lines Co., Ltd. (a)	3,287,339	1,043,055
China Shipping Development Co., Ltd. (a)	937,215	684,200
China Telecom Corp., Ltd. (Class H)	4,983,320	3,194,498
China Vanke Co., Ltd. (Class H) (a)(b)	251,100	595,926
Chongqing Changan Automobile Co., Ltd. (Class B) (c)	158,400	432,517
CITIC Securities Co., Ltd. (Class H) (b)	203,000	752,768
Consun Pharmaceutical Group, Ltd.	338,400	235,259
Country Garden Holdings Co., Ltd.	1,463,333	590,765
CT Environmental Group, Ltd. (b)	194,000	209,187
Ctrip.com International, Ltd. ADR (a)	48,325	2,832,812
Datang International Power Generation Co., Ltd. (Class H)	698,000	357,416
Dongfeng Motor Group Co., Ltd. (Class H)	880,468	1,412,737
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	22,538	215,238
E-House China Holdings, Ltd. ADR	32,474	176,334
FIH Mobile, Ltd. (a)(b)	646,000	342,454
Great Wall Motor Co., Ltd. (Class H)	235,000	1,661,024
Guangzhou Automobile Group Co., Ltd. (Class H)	1,680,032	1,607,862
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	858,976	880,797
Haitian International Holdings, Ltd.	151,000	346,677
Haitong Securities Co., Ltd. (Class H) (b)	364,000	886,402
Hengan International Group Co., Ltd.	95,500	1,146,781
Huadian Power International Co., Ltd. (Class H)	384,000	319,461

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Huaneng Power International, Inc. (Class H)	1,736,472	$2,056,070
Industrial & Commercial Bank of China, Ltd. (Class H)	19,786,138	14,597,702
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	474,950	693,427
JD.com, Inc. ADR (a)	76,114	2,236,229
Jiangsu Expressway Co., Ltd. (Class H)	1,680,299	2,258,300
Jiangsu Future Land Co., Ltd. (c)	164,103	83,200
Jiangxi Copper Co., Ltd. (Class H) (b)	981,578	1,825,650
Jingwei Textile Machinery (Class H)	202,000	269,922
Jintian Pharmaceutical Group, Ltd. (b)	468,000	179,883
Kama Co., Ltd. (Class B) (a)	1,118,920	644,498
Kangda International Environmental Co., Ltd. (a)(b)(d)	435,000	191,325
Kingsoft Corp., Ltd. (b)	205,000	601,537
Konka Group Co., Ltd.	270,100	156,074
Lao Feng Xiang Co., Ltd.	102,595	353,542
Leju Holdings, Ltd. ADR (a)(b)	1,584	12,609
Livzon Pharmaceutical Group, Inc. (Class H)	18,700	119,874
Luthai Textile Co., Ltd.	76,000	110,573
Luye Pharma Group, Ltd. (a)	408,000	493,091
Maanshan Iron & Steel (a)(b)	1,708,971	491,549
Mindray Medical International, Ltd. ADR (b)	23,211	634,821
MOBI Development Co., Ltd.	935,000	229,136
NetEase, Inc. ADR	32,464	3,418,459
New China Life Insurance Co., Ltd. (Class H)	119,400	666,837
New Oriental Education & Technology Group, Inc. ADR (a)	28,190	624,972
People’s Insurance Co. Group of China, Ltd. (Class H)	1,125,000	571,711
Perfect World Co., Ltd. ADR	20,284	376,877
PetroChina Co., Ltd. (Class H)	5,345,208	5,915,335
Phoenix Healthcare Group Co., Ltd.	144,000	254,826
PICC Property & Casualty Co., Ltd. (Class H)	1,042,289	2,059,559
Ping An Insurance Group Co. of China, Ltd. (Class H)	572,864	6,886,441
Poly Culture Group Corp., Ltd. (Class H) (a)	61,100	186,380
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	22,024	1,127,629
REXLot Holdings, Ltd.	2,850,000	213,206
Semiconductor Manufacturing International Corp. (a)(b)	14,500,837	1,402,755
SGSB Group Co., Ltd. (a)	329,100	255,053
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	144,000	273,771
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	472,000	415,805
Shanghai Electric Group Co., Ltd. (Class H)	1,590,418	1,050,289
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	83,000	276,736
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)(b)	472,000	453,551
Shanghai Highly Group Co., Ltd.	541,200	353,404
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	431,049	1,125,469
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (Class B)	121,185	290,117
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	93,435	231,625
Shanghai Prime Machinery Co., Ltd. (Class H)	1,182,000	245,454
Shenzhou International Group Holdings, Ltd.	127,000	573,323
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	1,459,000	829,891
Sina Corp. (a)(b)	28,453	915,049
Sinopec Oilfield Service Corp. (Class H) (a)(b)	394,000	172,275
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	2,826,878	1,053,737
Sinopharm Group Co.	233,600	953,617
Sohu.com, Inc. (a)(b)	8,025	427,973
SouFun Holdings, Ltd. ADR	38,518	231,108
SPT Energy Group, Inc. (b)	492,000	83,131
Sunny Optical Technology Group Co., Ltd. (b)	226,800	412,467
TAL Education Group ADR (a)(b)	12,498	415,184
Tencent Holdings, Ltd.	1,357,070	25,765,435
Tingyi Cayman Islands Holding Corp.	1,098,383	2,363,074
Tong Ren Tang Technologies Co., Ltd. (Class H)	263,000	386,712
Trina Solar, Ltd. ADR (a)(b)	15,572	188,266
Tsingtao Brewery Co., Ltd. (Class H) (b)	72,000	482,442
Vipshop Holdings, Ltd. ADS (a)	73,758	2,171,436
Want Want China Holdings, Ltd. (b)	2,151,000	2,283,325
Wisdom Holdings Group	316,000	202,568
WuXi PharmaTech Cayman, Inc. ADR (a)	17,414	675,315
Xinchen China Power Holdings, Ltd. (a)	495,000	193,453
Xinyi Glass Holdings, Ltd. (b)	658,000	406,526
Xinyi Solar Holdings, Ltd. (b)	517,200	160,769
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	876,882	749,863
Yestar International Holdings Co., Ltd. (b)	800,000	305,428
Youku Tudou, Inc. ADR (a)(b)	30,174	377,175

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

YY, Inc. ADR (a)(b)	7,068	$385,595
Zhejiang Expressway Co., Ltd. (Class H)	386,000	511,809
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	162,000	1,063,556
Zijin Mining Group Co., Ltd. (Class H) (b)	3,114,685	988,272
ZTE Corp. (Class H)	150,800	345,828

		232,929,197

HONG KONG — 10.9%
AAC Technologies Holdings, Inc.	161,000	993,654
Agile Property Holdings, Ltd.	1,085,598	652,503
AviChina Industry & Technology Co., Ltd. (Class H) (b)	872,000	626,468
Beijing Enterprises Holdings, Ltd.	158,000	1,243,124
Beijing Enterprises Water Group, Ltd. (a)	902,000	614,282
Belle International Holdings, Ltd.	1,206,000	1,404,632
C.banner International Holdings, Ltd. (b)	348,000	107,725
Carnival Group International Holdings, Ltd. (a)(b)	1,880,000	329,780
Changshouhua Food Co., Ltd.	159,000	97,003
China Everbright International, Ltd.	569,000	952,608
China Gas Holdings, Ltd.	540,000	884,555
China High Speed Transmission Equipment Group Co., Ltd. (a)	352,000	243,352
China Huishan Dairy Holdings Co., Ltd. (b)	1,181,000	210,211
China Medical System Holdings, Ltd.	325,000	499,674
China Mengniu Dairy Co., Ltd.	600,390	3,190,495
China Merchants Holdings International Co., Ltd.	737,375	2,886,520
China Mobile, Ltd.	1,491,636	19,470,217
China Modern Dairy Holdings, Ltd. (a)(b)	711,000	236,601
China Ocean Shipbuilding Industry Group, Ltd. (a)	3,357,800	72,760
China Overseas Land & Investment, Ltd.	1,399,084	4,520,422
China Pharmaceutical Group, Ltd.	590,000	499,210
China Resources Enterprise, Ltd.	778,746	1,526,746
China Resources Gas Group, Ltd.	132,000	410,316
China Resources Land, Ltd.	788,767	2,228,026
China Resources Power Holdings Co., Ltd.	638,000	1,601,367
China Singyes Solar Technologies Holdings, Ltd. (b)	142,000	194,143
China Taiping Insurance Holdings Co., Ltd. (a)	235,741	804,245
China Unicom (Hong Kong), Ltd.	1,708,172	2,599,806
China Yurun Food Group, Ltd. (a)(b)	358,659	104,548
CITIC, Ltd. (b)	1,212,000	2,076,004
Citychamp Watch & Jewellery Group, Ltd.	870,000	92,015
CNOOC, Ltd.	4,304,249	6,084,647
Comba Telecom Systems Holdings, Ltd. (b)	457,600	136,931
COSCO Pacific, Ltd.	1,027,283	1,346,205
Dawnrays Pharmaceutical Holdings, Ltd.	284,000	205,132
Digital China Holdings, Ltd.	283,000	308,805
EVA Precision Industrial Holdings, Ltd.	818,000	245,831
Evergrande Real Estate Group, Ltd. (b)	324,000	163,399
GCL Poly Energy Holdings, Ltd. (a)(b)	2,018,000	533,584
Geely Automobile Holdings, Ltd. (b)	900,000	463,173
GOME Electrical Appliances Holding, Ltd. (b)	3,108,322	449,026
Guangdong Investment, Ltd.	614,000	804,618
Haier Electronics Group Co., Ltd.	172,000	450,352
Hanergy Thin Film Power Group, Ltd. (a)(b)	4,918,000	4,427,630
Hang Fat Ginseng Holdings Co., Ltd. (b)	750,000	327,935
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	1,185,600	282,903
Huabao International Holdings, Ltd.	541,000	402,625
Imperial Pacific International Holdings, Ltd. (a)(b)	622,700	109,231
Kingboard Chemical Holdings, Ltd.	244,200	386,787
Kunlun Energy Co., Ltd. (b)	816,000	792,524
Lenovo Group, Ltd. (b)	2,413,703	3,524,177
Li Ning Co., Ltd. (a)(b)	601,374	341,291
Lijun International Pharmaceutical Holding Co., Ltd.	758,000	331,433
Minth Group, Ltd.	170,000	335,919
NetDragon Websoft, Inc. (b)	259,500	569,671
NVC Lighting Holdings, Ltd. (c)	170,000	38,591
Shimao Property Holdings, Ltd.	325,500	684,331
Sino Biopharmaceutical, Ltd.	780,000	789,754
Sino-Ocean Land Holdings, Ltd.	1,677,211	1,014,584
Sinotrans, Ltd. (Class H)	484,000	277,800
Skyworth Digital Holdings, Ltd.	225,835	177,684
Sun Art Retail Group, Ltd. (b)	478,500	416,594
Sunac China Holdings, Ltd.	568,000	493,050
Tech Pro Technology Development, Ltd. (a)(b)	831,200	671,131
Uni-President China Holdings, Ltd. (b)	374,000	247,466
United Laboratories International Holdings, Ltd. (a)	286,000	133,906
WH Group, Ltd. (a)(d)	1,814,500	1,032,103

		80,373,835

INDIA — 16.5%
Adani Enterprises, Ltd.	53,930	530,284
AIA Engineering, Ltd.	14,326	286,732
Apollo Hospitals Enterprise, Ltd.	109,091	2,386,776
Apollo Tyres, Ltd.	93,090	250,273
Arvind, Ltd.	55,035	230,143

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Asian Paints, Ltd.	55,693	$722,001
Aurobindo Pharma, Ltd.	35,083	684,828
Axis Bank, Ltd.	165,316	1,479,837
Bharat Forge, Ltd.	28,312	577,652
Bharat Heavy Electricals, Ltd.	326,546	1,228,045
Bharti Airtel, Ltd.	524,280	3,294,906
Bharti Infratel Ltd.	104,429	642,447
Cipla, Ltd.	322,287	3,669,044
DLF, Ltd.	127,943	323,531
Dr Reddy’s Laboratories, Ltd.	19,192	1,069,907
Eicher Motors, Ltd.	1,746	443,833
Escorts, Ltd.	95,373	194,080
GAIL India, Ltd.	95,699	593,022
Glenmark Pharmaceuticals, Ltd.	29,995	376,799
Godrej Consumer Products, Ltd.	30,881	513,661
Godrej Industries, Ltd.	36,408	201,206
Gujarat Mineral Development Corp., Ltd.	80,603	144,446
Gujarat Pipavav Port, Ltd. (a)	73,492	284,250
Havells India, Ltd.	69,818	340,548
HCL Technologies, Ltd.	106,324	1,665,675
HDFC Bank, Ltd.	451,400	7,376,759
Hero Motocorp, Ltd.	25,467	1,074,248
Hindalco Industries, Ltd.	219,998	453,486
Hindustan Unilever, Ltd.	386,096	5,389,380
Hindustan Zinc, Ltd.	683,237	1,770,289
Housing Development & Infrastructure, Ltd. (a)	119,127	193,687
Housing Development Finance Corp., Ltd.	392,284	8,247,327
ICICI Bank Ltd.	935	4,714
ICICI Bank, Ltd. ADR	456,012	4,724,284
Idea Cellular, Ltd.	586,297	1,723,817
IDFC, Ltd.	273,744	730,276
IIFL Holdings, Ltd.	220,344	627,605
Indiabulls Housing Finance, Ltd.	143,516	1,279,418
Indian Hotels Co., Ltd. (a)	1,001,495	1,870,764
Indian Oil Corp., Ltd.	112,714	663,969
Infosys, Ltd. ADR (b)	270,639	9,494,016
ITC, Ltd. GDR (a)	445,202	2,359,571
Jaiprakash Associates, Ltd. (a)	570,010	225,886
Jindal Steel & Power, Ltd.	105,910	265,362
JSW Steel, Ltd.	29,005	420,166
Just Dial, Ltd.	11,211	237,141
Kotak Mahindra Bank, Ltd.	26,262	551,101
KPIT Technologies Ltd.	103,571	311,965
Larsen & Toubro, Ltd. GDR	69,465	1,938,074
LIC Housing Finance, Ltd.	78,495	548,877
Mahindra & Mahindra Financial Services, Ltd.	73,323	297,481
Mahindra & Mahindra, Ltd.	140,585	2,668,321
Mindtree, Ltd.	13,004	270,891
Motherson Sumi Systems, Ltd.	56,362	463,775
Mundra Port and Special Economic Zone, Ltd.	85,019	418,701
NTPC, Ltd.	286,100	671,348
Oil & Natural Gas Corp., Ltd.	499,345	2,444,412
Power Finance Corp., Ltd.	80,611	351,716
Ranbaxy Laboratories, Ltd. (a)	31,606	411,102
Reliance Capital, Ltd.	66,516	451,243
Reliance Communications, Ltd. (a)	398,365	377,160
Reliance Industries, Ltd. GDR (d)	271,375	7,152,088
Reliance Infrastructure, Ltd.	131,627	912,411
Rural Electrification Corp., Ltd.	75,424	401,578
Sesa Sterlite, Ltd.	258,595	783,042
Shriram City Union Finance, Ltd.	10,626	333,673
Shriram Transport Finance Co., Ltd.	37,951	675,773
Siemens India, Ltd.	122,886	2,742,691
Sintex Industries, Ltd.	192,823	371,896
SKS Microfinance, Ltd. (a)	57,233	418,813
State Bank of India	363,748	1,552,205
Steel Authority of India, Ltd.	409,147	440,651
Sun Pharmaceutical Industries, Ltd.	218,323	3,572,011
Suzlon Energy, Ltd. (a)	140,819	61,542
Tata Consultancy Services, Ltd.	140,388	5,729,255
Tata Motors, Ltd.	472,786	4,156,626
Tata Steel, Ltd.	68,256	345,472
Tech Mahindra, Ltd.	71,096	715,376
Unitech, Ltd. (a)	209,241	53,998
United Spirits, Ltd. (a)	19,356	1,131,181
UPL, Ltd.	60,479	427,297
Vakrangee, Ltd.	211,775	347,706
Wipro, Ltd. ADR (b)	214,948	2,863,107
WNS Holdings, Ltd. ADR (a)	19,258	468,355
Yes Bank, Ltd.	17,113	223,069
Zee Entertainment Enterprises, Ltd.	452,616	2,471,691

		121,793,765

INDONESIA — 4.5%
Ace Hardware Indonesia Tbk PT	4,391,000	246,836
Adaro Energy Tbk PT	5,320,200	386,554
AKR Corporindo Tbk PT	245,600	96,268
Astra International Tbk PT	6,324,600	4,147,873
Bank Central Asia Tbk PT	4,093,696	4,641,609
Bank Mandiri Persero Tbk PT	2,673,405	2,550,725
Bank Negara Indonesia Persero Tbk PT	1,024,400	566,064
Bank Rakyat Indonesia Persero Tbk PT	3,959,396	4,019,960
Bumi Resources Tbk PT (a)	7,248,164	43,240
Charoen Pokphand Indonesia Tbk PT	690,000	187,078
Ciputra Surya Tbk PT	835,400	196,151
Citra Marga Nusaphala Persada Tbk PT	705,500	134,895
Eagle High Plantations Tbk PT	703,100	18,176
Garda Tujuh Buana Tbk PT (a)(c)	127,500	2,535
Garuda Indonesia Tbk PT (a)	6,445,800	242,549
Global Mediacom Tbk PT	654,400	87,587
Gudang Garam Tbk PT	185,600	723,946
Indocement Tunggal Prakarsa Tbk PT	638,125	1,070,049
Indosat Tbk PT (a)	1,414,348	461,353
Intiland Development Tbk PT	2,324,200	102,211

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Kalbe Farma Tbk PT	1,861,000	$265,451
Kawasan Industri Jababeka Tbk PT	11,879,737	300,741
Lippo Cikarang Tbk PT (a)	604,900	540,131
Lippo Karawaci Tbk PT	3,055,500	315,482
Matahari Putra Prima Tbk PT	839,800	254,349
Mayora Indah Tbk PT	133,800	295,742
Media Nusantara Citra Tbk PT	853,000	186,910
Metropolitan Land Tbk PT	3,845,500	127,644
MNC Investama Tbk PT	5,131,900	117,357
Modernland Realty Tbk PT	10,529,400	410,707
Pakuwon Jati Tbk PT	4,203,800	165,580
Pembangunan Perumahan Persero PT Tbk	1,107,300	321,392
Perusahaan Gas Negara Persero Tbk PT	6,182,540	2,269,690
Selamat Sempurna Tbk PT	1,096,700	373,255
Semen Indonesia Persero Tbk PT	1,023,100	1,068,093
Summarecon Agung Tbk PT	1,591,300	209,334
Surya Semesta Internusa Tbk PT	2,532,500	220,807
Telekomunikasi Indonesia Persero Tbk PT	15,956,670	3,526,943
Tiga Pilar Sejahtera Food Tbk	1,681,400	269,410
Tower Bersama Infrastructure Tbk PT	604,200	437,843
United Tractors Tbk PT	522,145	870,574
Wijaya Karya Persero Tbk PT	912,100	243,808
XL Axiata Tbk PT	198,200	65,940

		32,782,842

MALAYSIA — 5.4%
7-Eleven Malaysia Holdings Bhd (Class B)	403,100	174,149
Aeon Credit Service M Bhd	73,200	260,504
AirAsia Bhd	368,200	236,618
Alliance Financial Group Bhd	1,573,110	2,034,615
APM Automotive Holdings Bhd	88,200	110,741
Astro Malaysia Holdings Bhd	400,800	346,310
Axiata Group Bhd	798,500	1,526,497
Berjaya Auto Bhd	332,700	339,572
British American Tobacco Malaysia Bhd	25,800	478,312
Bursa Malaysia Bhd	688,934	1,596,072
Cahya Mata Sarawak Bhd	418,600	508,627
Carlsberg Brewery Malay Bhd	726,203	2,662,842
CB Industrial Product Holding Bhd	339,400	186,952
CIMB Group Holdings Bhd	678,006	1,138,706
Coastal Contracts Bhd	167,900	131,473
Cypark Resources Bhd	343,600	166,071
Dialog Group Bhd	1,098,100	468,475
Eastern & Oriental Bhd	598,370	323,138
ECM Libra Financial Group Bhd (a)	1,648,831	458,565
Eco World Development Group Bhd (a)	461,700	231,879
Faber Group Bhd	136,100	121,272
Genting Bhd	1,088,200	2,644,471
Genting Malaysia Bhd	967,300	1,104,814
IJM Corp. Bhd	1,183,340	2,300,540
Inari Amertron Bhd	234,162	209,282
IOI Corp. Bhd	1,894,396	2,347,854
IOI Properties Group Bhd	786,913	463,203
Karex Bhd	301,500	373,670
KNM Group Bhd (a)	1,225,000	213,346
Kuala Lumpur Kepong Bhd	92,000	565,886
Land & General Bhd	1,950,600	263,346
Landmarks Bhd (a)	1,903,700	647,674
Lingkaran Trans Kota Holdings Bhd	88,600	89,473
Malayan Banking Bhd	803,611	2,024,488
Maxis Bhd	654,000	1,269,680
Media Prima Bhd	457,000	209,775
MKH Bhd	243,800	181,031
Muhibbah Engineering M Bhd	498,700	296,244
Oldtown Bhd	304,600	141,464
OSK Holdings Bhd	1,684,925	996,351
Padini Holdings Bhd	319,600	125,993
PPB Group Bhd	185,000	768,273
Press Metal Bhd	264,000	235,950
Prestariang Bhd	321,300	225,565
Public Bank Bhd	336,520	1,715,539
Salcon Bhd	1,056,500	216,806
SapuraKencana Petroleum Bhd	324,700	206,910
Sime Darby Bhd	624,605	1,563,410
TA Enterprise Bhd	1,191,900	241,373
Tambun Indah Land Bhd	673,800	327,485
TAN Chong Motor Holdings Bhd	724,900	593,073
Telekom Malaysia Bhd	246,400	483,685
Tenaga Nasional Bhd	586,350	2,273,521
TSH Resources Bhd	318,100	194,974
Uzma Bhd	200,800	112,776
Wah Seong Corp. Bhd	1,916,700	641,746
Yinson Holdings Bhd	232,500	176,407

		39,947,468

PHILIPPINES — 3.0%
ABS-CBN Holdings Corp, PDR	343,300	482,310
Alliance Global Group, Inc.	1,464,200	868,038
Ayala Land, Inc.	4,125,275	3,553,089
BDO Unibank, Inc.	310,300	858,705
Belle Corp.	2,664,200	256,288
Cebu Air, Inc.	116,030	220,639
Cebu Holdings, Inc.	1,744,200	200,954
Cosco Capital, Inc.	3,353,900	673,781
D&L Industries, Inc.	1,483,600	665,463
First Gen Corp.	3,032,970	2,069,476
First Philippine Holdings Corp.	1,585,094	3,404,229
GMA Holdings, Inc.	325,300	46,575
JG Summit Holdings, Inc.	631,660	1,024,504
Jollibee Foods Corp.	83,110	409,042
LT Group, Inc.	994,800	362,757
Megawide Construction Corp. (a)	2,546,318	461,413
Nickel Asia Corp.	804,300	431,839
Pepsi-Cola Products Philippines, Inc. (a)	2,197,000	200,532
Philex Mining Corp.	1,672,100	272,324
Philippine Long Distance Telephone Co.	40,669	2,598,449
Puregold Price Club, Inc.	622,200	578,354

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Robinsons Retail Holdings, Inc.	316,080	$593,976
SM Investments Corp.	22,360	449,951
SM Prime Holdings, Inc.	1,927,300	861,464
Universal Robina Corp.	65,070	328,989

		21,873,141

SINGAPORE — 0.2%
Nam Cheong, Ltd. (b)	705,000	156,758
SIIC Environment Holdings, Ltd. (a)(b)	1,429,000	179,185
Silverlake Axis, Ltd.	327,000	326,595
Yangzijiang Shipbuilding Holdings, Ltd.	548,000	505,373

		1,167,911

TAIWAN — 22.8%
Acer, Inc. (a)	1,249,395	806,577
Advanced Semiconductor Engineering, Inc.	2,323,636	3,137,540
Advantech Co., Ltd.	80,000	609,779
Airtac International Group	38,000	304,826
Asia Cement Corp.	1,895,073	2,383,225
Asustek Computer, Inc.	262,138	2,638,973
AU Optronics Corp. ADR (b)	349,653	1,751,762
Catcher Technology Co., Ltd.	260,539	2,731,122
Cathay Financial Holding Co., Ltd.	2,526,604	4,037,399
Center Laboratories, Inc. (a)	65,000	181,767
Chang Hwa Commercial Bank, Ltd.	4,971,254	2,875,669
China Development Financial Holding Corp.	5,938,272	2,059,132
China Steel Chemical Corp.	55,877	265,188
China Steel Corp.	3,887,625	3,230,369
Chunghwa Picture Tubes, Ltd. (a)	1,827,368	85,850
Chunghwa Telecom Co., Ltd.	998,268	3,174,422
Coland Holdings, Ltd.	177,411	405,964
Compal Electronics, Inc.	2,001,431	1,666,260
CTBC Financial Holding Co., Ltd.	6,141,562	4,082,598
Delta Electronics, Inc.	613,893	3,874,844
Eclat Textile Co., Ltd.	53,000	697,012
eMemory Technology, Inc.	16,000	174,113
Epistar Corp.	357,170	575,307
Everlight Electronics Co., Ltd.	305,996	693,356
Far Eastern New Century Corp.	2,674,697	2,761,033
Far EasTone Telecommunications Co., Ltd.	286,000	690,093
Firich Enterprises Co., Ltd.	58,000	197,411
First Financial Holding Co., Ltd	4,302,980	2,557,860
Formosa Chemicals & Fibre Corp.	1,350,691	3,099,380
Formosa Petrochemical Corp.	395,000	864,733
Formosa Plastics Corp.	2,028,137	4,919,642
Foxconn Technology Co., Ltd.	647,572	1,738,448
Fubon Financial Holding Co., Ltd.	2,712,998	4,872,818
Giant Manufacturing Co., Ltd.	40,000	386,066
Hermes Microvision, Inc.	9,000	519,175
Himax Technologies, Inc. ADR	36,873	233,406
Hiwin Technologies Corp.	44,000	325,535
Hon Hai Precision Industry Co., Ltd.	3,638,784	10,652,369
Hotai Motor Co., Ltd.	78,000	1,205,273
HTC Corp. (a)	225,710	1,006,281
Hua Nan Financial Holdings Co., Ltd.	3,822,729	2,186,860
Innolux Corp.	1,788,753	894,662
Inotera Memories, Inc. (a)	479,000	639,126
Inventec Corp.	710,000	513,950
King Yuan Electronics Co., Ltd.	2,110,898	1,919,305
Largan Precision Co., Ltd.	31,710	2,731,174
Lite-On Technology Corp.	1,114,907	1,444,854
Macronix International Co., Ltd. (a)	2,617,374	637,405
MediaTek, Inc.	423,219	5,728,132
Medigen Biotechnology Corp. (a)	34,000	151,582
Mega Financial Holding Co., Ltd.	3,545,986	2,940,823
Merry Electronics Co., Ltd.	48,000	154,171
MIN AIK Technology Co., Ltd.	64,000	240,332
Motech Industries, Inc.	199,507	270,026
Nan Ya Plastics Corp.	2,015,759	4,477,317
Novatek Microelectronics Corp.	301,062	1,558,710
Pegatron Corp.	618,630	1,674,591
Pou Chen Corp.	309,000	432,541
Powertech Technology, Inc.	684,518	1,179,147
President Chain Store Corp.	89,000	669,847
ProMOS Technologies, Inc. (a)(e)	1,135,850	0
Quanta Computer, Inc.	1,088,194	2,629,194
Realtek Semiconductor Corp.	346,161	1,106,299
Shin Kong Financial Holding Co., Ltd.	4,422,308	1,256,450
Siliconware Precision Industries Co., Ltd.	1,354,745	2,255,744
SinoPac Financial Holdings Co., Ltd.	5,584,570	2,329,135
Synnex Technology International Corp.	390,000	527,229
Tainan Enterprises Co., Ltd.	1,336,567	1,281,464
Taishin Financial Holding Co., Ltd.	5,800,968	2,465,736
Taiwan Cement Corp.	2,068,216	2,914,935
Taiwan FU Hsing Industrial Co., Ltd.	2,696,000	3,299,994
Taiwan Mobile Co., Ltd.	514,200	1,799,454
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	944,715	22,181,908
Tatung Co., Ltd. (a)	1,380,107	371,822
Teco Electric & Machinery Co., Ltd.	281,000	267,619
TPK Holding Co., Ltd.	61,000	426,942
Tripod Technology Corp.	700,361	1,410,123
Uni-President Enterprises Corp.	2,000,819	3,350,684
United Integrated Services Co., Ltd.	1,999,000	2,121,023
United Microelectronics Corp. ADR (b)	1,125,995	2,747,428
Via Technologies, Inc. (a)	271,490	77,655
Walsin Lihwa Corp. (a)	901,000	277,873
Wistron Corp.	1,350,736	1,148,277
Yageo Corp.	578,564	1,192,630

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares		Value

Yuanta Financial Holding Co., Ltd.		3,156,618	$1,588,902

			167,945,652

THAILAND — 4.9%
Advanced Info Service PCL		431,130	3,140,068
Airports of Thailand PCL		73,600	633,313
Bangkok Expressway PCL		2,427,642	2,909,589
Bank of Ayudhya PCL NVDR		151,600	192,179
BEC World PCL		261,900	329,991
Big C Supercenter PCL		1,000	7,068
Big C Supercenter PCL NVDR		67,400	476,398
Bumrungrad Hospital PCL		74,100	346,134
Central Plaza Hotel PCL		100,700	101,350
Charoen Pokphand Foods PCL		491,200	339,643
Chularat Hospital PCL		420,800	253,463
CP ALL PCL		1,563,700	1,970,243
E for L Aim PCL (a)		6,005,400	199,319
Electricity Generating PCL		581,146	2,705,704
Energy Absolute PCL		479,000	371,689
Gunkul Engineering PCL		398,400	410,154
Hana Microelectronics PCL		216,000	292,071
Ichitan Group PCL		283,900	184,090
Indorama Ventures PCL		353,000	282,053
IRPC PCL		6,316,939	834,752
Jasmine International PCL		686,200	121,255
Kasikornbank PCL		379,554	2,682,773
KCE Electronics PCL		333,000	542,379
MC Group PCL		630,200	282,757
Mega Lifesciences PCL		482,300	263,827
Minor International PCL		390,600	420,129
Nok Airlines PCL (a)		829,200	282,856
PTT Exploration & Production PCL		878,053	2,941,235
PTT PCL		238,555	2,367,955
Raimon Land PCL (a)		7,022,700	369,048
Siam Cement PCL NVDR		104,800	1,648,974
Siam Commercial Bank PCL		500,197	2,736,173
Siam Global House PCL		305,091	87,196
SNC Former PCL		84,000	39,754
Somboon Advance Technology PCL		349,700	208,487
Srisawad Power 1979 PCL (a)		502,700	602,498
SVI PCL		2,045,100	282,820
Thai Beverage PCL		2,098,000	1,170,059
Thai Oil PCL		903,505	1,443,831
Thai Union Frozen Products PCL		454,000	280,436
TMB Bank PCL		4,195,900	384,259
True Corp. PCL NVDR (a)(b)		2,230,500	856,830

			35,994,802

TOTAL COMMON STOCKS —
(Cost $644,171,358)			734,808,613

	Principal
	Amount		Value

CORPORATE BONDS & NOTES — 0.0% (f)
INDIA — 0.0% (f)
NTPC, Ltd. 8.49%, 3/25/2025 (Cost $0)	INR	3,576,250	58,079

Security Description	Shares		Value

PREFERRED STOCKS — 0.0% (f)
INDIA — 0.0% (f)
Zee Entertainment Enterprises, Ltd. (a) (Cost $28,252)		6,086,083	79,746

RIGHTS — 0.0% (f)
MALAYSIA — 0.0% (f)
KNM Group Bhd (expiring 4/13/15) (a) (Cost $0)		245,000	9,923

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)		55,233	7,159
Eastern & Oriental Bhd (expiring 7/21/19) (a)		102,340	11,744
Inari Amertron Bhd (expiring 2/17/20) (a)		24,462	9,643

			28,546

THAILAND — 0.0% (f)
Minor International PCL (expiring 11/3/17) (a)		19,060	2,507

TOTAL WARRANTS —
(Cost $0)			31,053

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)		41,876,836	41,876,836
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)		2,389,810	2,389,810

TOTAL SHORT TERM INVESTMENT —
(Cost $44,266,646)			44,266,646

TOTAL INVESTMENTS — 105.8%
(Cost $688,466,256)			779,254,060
OTHER ASSETS & LIABILITIES — (5.8)%			(42,495,246)

NET ASSETS — 100.0%			$736,758,814

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
INR = Indian Rupee
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PDR = Philippine Depository Receipts

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
RUSSIA — 99.2%
BANKS — 9.7%
Bank Otkritie Financial Corp. PJSC GDR (a)(b)	2,731	$26,428
Sberbank of Russia ADR (c)	295,154	1,296,907
Sberbank of Russia ADR (c)	162,327	709,369
VTB Bank OJSC GDR	457,676	923,590

		2,956,294

CHEMICALS — 2.8%
PhosAgro OAO GDR	15,146	171,150
Uralkali PJSC GDR	50,815	678,380

		849,530

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Rostelecom OJSC ADR (c)	3,500	27,790
Rostelecom OJSC ADR (c)	60,505	478,595

		506,385

ELECTRIC UTILITIES — 1.1%
RusHydro JSC ADR (c)	333,465	322,794
RusHydro JSC ADR (c)	1,612	1,548

		324,342

ENERGY EQUIPMENT & SERVICES — 1.0%
Eurasia Drilling Co., Ltd. GDR	13,807	265,094
TMK OAO GDR	18,315	54,945

		320,039

FOOD & STAPLES RETAILING — 8.6%
Lenta, Ltd. GDR (a)	17,753	136,698
Magnit PJSC GDR	39,998	2,041,898
O’Key Group SA GDR	19,944	72,696
X5 Retail Group NV GDR (a)	23,885	366,635

		2,617,927

HOUSEHOLD DURABLES — 1.5%
PIK Group GDR	136,478	444,236

INTERNET SOFTWARE & SERVICES — 3.1%
Mail.ru Group, Ltd. GDR (a)	17,895	355,574
Yandex NV (Class A) (a)	39,625	600,913

		956,487

IT SERVICES — 0.6%
Luxoft Holding, Inc. (a)	1,428	73,885
QIWI PLC ADR	5,168	124,135

		198,020

MEDIA — 0.2%
CTC Media, Inc.	16,450	65,142

METALS & MINING — 11.3%
Evraz PLC	66,097	184,173
IRC, Ltd. (a)	304,000	14,508
Magnitogorsk Iron & Steel Works GDR	39,356	130,859
Mechel ADR (a)	34,755	43,096
MMC Norilsk Nickel OJSC ADR	80,388	1,428,093
Novolipetsk Steel OJSC GDR	19,132	255,412
Polymetal International PLC	34,998	299,258
Polyus Gold International, Ltd.	134,372	373,019
Severstal PAO GDR	46,061	517,265
United Co. RUSAL PLC (a)	320,000	199,354

		3,445,037

OIL, GAS & CONSUMABLE FUELS — 50.2%
Exillon Energy PLC (a)	39,109	75,475
Gazprom Neft JSC ADR	18,286	243,204
Gazprom OAO ADR	991,126	4,711,813
Lukoil OAO ADR (c)	80,411	3,724,637
Lukoil OAO ADR (c)	15,760	723,857
NOVATEK OAO GDR	17,234	1,292,550
Rosneft OAO GDR	240,007	1,033,230
Surgutneftegas OAO ADR	200,559	1,235,443
Surgutneftegas OAO ADR Preference Shares	111,286	838,540
Tatneft OAO ADR	46,875	1,396,406

		15,275,155

PHARMACEUTICALS — 0.2%
Pharmstandard OJSC GDR (a)	13,858	58,619

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Etalon Group, Ltd. GDR	34,416	73,478
LSR Group OJSC GDR	62,516	141,911

		215,389

ROAD & RAIL — 0.3%
Globaltrans Investment PLC GDR	22,953	103,748

WIRELESS TELECOMMUNICATION SERVICES — 6.2%
MegaFon OAO GDR	16,823	269,168
Mobile Telesystems OJSC ADR	97,558	985,336
Sistema JSFC GDR	39,907	295,312
VimpelCom, Ltd. ADR	62,405	327,002

		1,876,818

TOTAL COMMON STOCKS —
(Cost $44,133,311)		30,213,168

SHORT TERM INVESTMENT — 0.9%
UNITED STATES — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e) (Cost $278,913)	278,913	278,913

TOTAL INVESTMENTS — 100.1%
(Cost $44,412,224)		30,492,081
OTHER ASSETS & LIABILITIES — (0.1)%		(40,740)

NET ASSETS — 100.0%		$30,451,341

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

OJSC = Open Joint Stock Company
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Private Joint Stock Company
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. (Class H)	2,060,000	$1,479,959

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. (Class H)	1,200,000	688,761

AIRLINES — 0.5%
Air China, Ltd.	2,152,000	2,195,564
China Eastern Airlines Corp., Ltd. (a)	2,042,000	1,298,465
China Southern Airlines Co., Ltd. (Class H)	2,086,000	1,466,352

		4,960,381

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	784,000	1,549,181
Xinyi Glass Holdings, Ltd. (b)	1,810,000	1,118,257

		2,667,438

AUTOMOBILES — 2.2%
BAIC Motor Corp., Ltd. (Class H) (a)(c)	547,500	683,576
Brilliance China Automotive Holdings, Ltd.	2,250,000	4,335,713
BYD Co., Ltd. (b)	542,000	2,789,328
Dongfeng Motor Group Co., Ltd. (Class H)	3,201,300	5,136,582
Geely Automobile Holdings, Ltd. (b)	4,045,000	2,081,703
Great Wall Motor Co., Ltd. (Class H)	951,500	6,725,379
Guangzhou Automobile Group Co., Ltd. (Class H)	2,682,637	2,567,398

		24,319,679

BANKS — 18.6%
Agricultural Bank of China, Ltd. (Class H)	21,807,000	10,800,766
Bank of China, Ltd. (Class H)	61,548,700	35,565,123
Bank of Chongqing Co., Ltd. (Class H)	1,046,000	863,454
Bank of Communications Co., Ltd. (Class H)	18,599,824	15,953,570
China CITIC Bank Corp., Ltd. (Class H)	7,338,471	5,527,717
China Construction Bank Corp. (Class H)	75,805,623	62,967,247
China Merchants Bank Co., Ltd. (Class H)	4,262,235	10,412,255
China Minsheng Banking Corp., Ltd. (Class H) (b)	5,873,300	7,173,970
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	1,614,000	1,047,126
Huishang Bank Corp., Ltd. (Class H) (b)	6,428,700	2,893,850
Industrial & Commercial Bank of China, Ltd. (Class H)	73,529,789	54,248,379

		207,453,457

BEVERAGES — 0.2%
Tibet 5100 Water Resources Holdings, Ltd. (b)	2,077,000	656,342
Tsingtao Brewery Co., Ltd. (Class H)	259,000	1,735,452

		2,391,794

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	548,000	324,430

CAPITAL MARKETS — 1.3%
Central China Securities Co., Ltd. (Class H) (a)	552,000	516,896
China Cinda Asset Management Co., Ltd. (Class H) (a)	10,666,400	5,282,950
China Everbright, Ltd.	780,000	2,032,233
China Financial International Investments, Ltd. (a)(b)	5,010,000	568,654
CITIC Securities Co., Ltd. (Class H) (b)	804,000	2,981,407
Guotai Junan International Holdings, Ltd. (b)	860,000	765,376
Haitong Securities Co., Ltd. (Class H) (b)	1,092,000	2,659,206
Shenyin Wanguo HK, Ltd. (b)	70,000	56,429

		14,863,151

CHEMICALS — 0.5%
China Bluechemical, Ltd. (Class H)	2,632,000	1,004,859
China Lumena New Materials Corp. (a)(b)(e)	3,654,548	0
Huabao International Holdings, Ltd. (b)	1,789,000	1,331,415
Sinopec Oilfield Service Corp. (Class H) (a)(b)	1,902,000	831,644
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	4,165,999	1,552,903
Yingde Gases Group Co., Ltd. (b)	1,449,000	1,080,249

		5,801,070

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd.	2,141,000	3,584,419

COMMUNICATIONS EQUIPMENT — 0.6%
BYD Electronic International Co., Ltd.	727,000	918,942
China All Access Holdings, Ltd. (b)	2,690,000	1,006,185
China Fiber Optic Network System Group, Ltd.	1,112,000	301,198
Comba Telecom Systems Holdings, Ltd.	1,241,300	371,443
SIM Technology Group, Ltd. (a)	5,350,000	276,020
Suncorp Technologies, Ltd. (a)	8,250,000	734,227
Synertone Communication Corp. (b)	4,930,100	349,740
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (Class H) (a)(c)	402,500	368,597
ZTE Corp. (Class H)	805,798	1,847,929

		6,174,281

CONSTRUCTION & ENGINEERING — 1.7%
China Communications Construction Co., Ltd. (Class H)	4,022,394	5,665,453

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

China Machinery Engineering Corp. (Class H)	695,000	$702,794
China Railway Construction Corp., Ltd. (Class H)	1,812,875	2,707,721
China Railway Group, Ltd. (Class H)	3,679,000	3,767,712
China Singyes Solar Technologies Holdings, Ltd. (b)	381,000	520,905
China State Construction International Holdings, Ltd.	2,140,000	2,981,020
Concord New Energy Group, Ltd. (a)(b)	5,350,000	372,628
Metallurgical Corp. of China, Ltd.	3,049,000	1,120,804
Sinopec Engineering Group Co., Ltd. (Class H)	1,423,000	1,233,393

		19,072,430

CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. (Class H) (b)	1,400,500	5,301,743
BBMG Corp. (Class H)	922,000	850,285
China National Building Material Co., Ltd. (Class H) (b)	3,742,000	3,726,048
China Resources Cement Holdings, Ltd.	1,001,163	566,887
China Shanshui Cement Group, Ltd. (b)	1,968,000	1,370,712
Dongpeng Holdings Co., Ltd.	770,000	297,947

		12,113,622

CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	3,880,000	300,269
Credit China Holdings, Ltd.	2,232,000	463,498

		763,767

CONTAINERS & PACKAGING — 0.0% (d)
Greatview Aseptic Packaging Co., Ltd.	692,000	358,806

DISTRIBUTORS — 0.0% (d)
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	324,000	315,932

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)	149,682	3,318,450
TAL Education Group ADR (a)(b)	59,139	1,964,597

		5,283,047

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,356,000	1,240,033

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Communications Services Corp., Ltd. (Class H)	2,291,600	1,016,775
China Telecom Corp., Ltd. (Class H)	14,104,951	9,041,810
China Unicom (Hong Kong), Ltd.	4,791,805	7,293,039
Citic Telecom International Holdings, Ltd.	1,724,000	620,396

		17,972,020

ELECTRICAL EQUIPMENT — 0.8%
Boer Power Holdings, Ltd.	207,000	308,642
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,446,000	999,679
Shanghai Electric Group Co., Ltd. (Class H)	2,990,000	1,974,552
Tech Pro Technology Development, Ltd. (a)(b)	2,157,599	1,742,098
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	398,400	749,211
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	535,000	3,512,360

		9,286,542

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
AAC Technologies Holdings, Inc. (b)	800,245	4,938,924
Anxin-China Holdings, Ltd. (b)	3,068,000	152,350
Avic International Holdings, Ltd. (a)	774,030	583,040
Digital China Holdings, Ltd.	1,051,000	1,146,834
Ju Teng International Holdings, Ltd.	1,088,000	634,300
Kingboard Chemical Holdings, Ltd.	878,499	1,391,448
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (a)	2,444,400	2,128,156
Sunny Optical Technology Group Co., Ltd. (b)	496,000	902,045
Wasion Group Holdings, Ltd.	546,000	660,576

		12,537,673

ENERGY EQUIPMENT & SERVICES — 0.3%
Anton Oilfield Services Group (b)	1,044,000	179,093
China Oilfield Services, Ltd. (Class H) (b)	1,571,900	2,615,424
Hilong Holding, Ltd. (b)	745,000	180,651
Honghua Group, Ltd. (b)	1,458,000	169,250

		3,144,418

FOOD & STAPLES RETAILING — 0.4%
China Resources Enterprise, Ltd.	1,309,854	2,567,994
Sun Art Retail Group, Ltd. (b)	1,901,000	1,655,058
Wumart Stores, Inc. (Class H) (b)	533,000	386,359

		4,609,411

FOOD PRODUCTS — 2.7%
Biostime International Holdings, Ltd. (b)	199,000	834,188
China Agri-Industries Holdings, Ltd.	2,309,600	893,687
China Huishan Dairy Holdings Co., Ltd. (b)	3,865,000	687,949
China Huiyuan Juice Group, Ltd. (a)	1,037,000	346,422
China Mengniu Dairy Co., Ltd.	1,332,110	7,078,883
China Milk Products Group, Ltd. (a)(f)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,866,000	953,725
China Yurun Food Group, Ltd. (a)(b)	1,576,000	459,401

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

CP Pokphand Co.	4,708,000	$546,520
Imperial Pacific International Holdings, Ltd. (a)(b)	2,551,300	447,536
Shenguan Holdings Group, Ltd. (b)	2,084,000	637,050
Tingyi Cayman Islands Holding Corp.	2,133,844	4,590,776
Uni-President China Holdings, Ltd. (b)	1,401,400	927,272
Want Want China Holdings, Ltd. (b)	7,052,933	7,486,813
WH Group, Ltd. (a)(c)	5,951,606	3,385,324
YuanShengTai Dairy Farm, Ltd. (a)(b)	2,625,000	304,719

		29,580,265

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	2,404,000	3,937,908
China Oil and Gas Group, Ltd.	2,760,000	338,190
China Resources Gas Group, Ltd.	960,000	2,984,116

		7,260,214

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Mindray Medical International, Ltd. ADR (b)	104,188	2,849,542
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	2,080,000	1,832,363

		4,681,905

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Phoenix Healthcare Group Co., Ltd. (b)	503,000	890,122
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	846,300	2,248,635
Sinopharm Group Co., Ltd. (Class H)	835,600	3,411,140

		6,549,897

HOTELS, RESTAURANTS & LEISURE — 0.3%
Ajisen China Holdings, Ltd.	524,000	301,435
China Lodging Group, Ltd. ADR (a)(b)	26,100	514,170
China Travel International Investment Hong Kong, Ltd.	3,684,000	1,197,423
Homeinns Hotel Group ADR (a)	21,452	507,769
REXLot Holdings, Ltd. (b)	6,402,210	478,945
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,596,187	514,696

		3,514,438

HOUSEHOLD DURABLES — 0.5%
Haier Electronics Group Co., Ltd.	1,204,000	3,152,462
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	379,000	327,034
Skyworth Digital Holdings, Ltd.	2,089,655	1,644,114

		5,123,610

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (f)	2,237,000	507,816
Vinda International Holdings, Ltd.	519,000	847,478

		1,355,294

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,532,000	648,127
CGN Power Co., Ltd. (Class H) (a)(c)	7,075,000	3,047,897
China Datang Corp. Renewable Power Co., Ltd. (b)	2,513,000	385,715
China Longyuan Power Group Corp. (Class H)	2,753,000	2,993,376
China Power International Development, Ltd. (b)	3,040,000	1,591,941
China Resources Power Holdings Co., Ltd.	1,866,112	4,683,904
Datang International Power Generation Co., Ltd. (Class H)	3,766,287	1,928,552
Huadian Fuxin Energy Corp., Ltd. (Class H)	2,178,000	1,067,502
Huadian Power International Co., Ltd. (Class H)	1,338,000	1,113,123
Huaneng Power International, Inc. (Class H)	3,468,129	4,106,439
Huaneng Renewables Corp., Ltd. (Class H)	3,260,000	1,181,548

		22,748,124

INDUSTRIAL CONGLOMERATES — 1.4%
Beijing Enterprises Holdings, Ltd.	600,500	4,724,657
CITIC, Ltd.	4,923,000	8,432,480
Shanghai Industrial Holdings, Ltd.	784,000	2,416,804

		15,573,941

INSURANCE — 7.1%
China Life Insurance Co., Ltd. (Class H)	6,659,040	29,159,416
China Pacific Insurance Group Co., Ltd. (Class H)	1,748,600	8,322,317
China Taiping Insurance Holdings Co., Ltd. (a)	1,005,291	3,429,611
CNinsure Inc, ADR (a)	34,800	300,324
New China Life Insurance Co., Ltd. (Class H)	418,800	2,338,955
People’s Insurance Co. Group of China, Ltd. (Class H)	6,023,000	3,060,811
PICC Property & Casualty Co., Ltd. (Class H)	4,258,858	8,415,489
Ping An Insurance Group Co. of China, Ltd. (Class H)	2,058,300	24,742,980

		79,769,903

INTERNET & CATALOG RETAIL — 2.2%
Ctrip.com International, Ltd. ADR (a)	128,907	7,556,528
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	73,188	698,945
JD.com, Inc. ADR (a)	251,800	7,397,884
Qunar Cayman Islands, Ltd. ADR (a)	10,108	416,955
Vipshop Holdings, Ltd. ADS (a)	266,817	7,855,093

		23,925,405

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 17.4%
21Vianet Group, Inc. ADR (a)	58,097	$1,025,993
58.com Inc, ADR (a)	17,789	940,682
Alibaba Group Holding, Ltd. ADR (a)(b)	323,900	26,961,436
Autohome, Inc, ADR (a)(b)	15,847	696,793
Baidu, Inc. ADR (a)	248,909	51,872,636
Bitauto Holdings, Ltd. ADR (a)	26,200	1,333,056
Leju Holdings, Ltd. ADR (a)(b)	3,909	31,116
NetEase, Inc. ADR	71,524	7,531,477
Phoenix New Media, Ltd. ADR (a)	54,826	310,863
Qihoo 360 Technology Co., Ltd. ADR (a)	76,683	3,926,170
Sina Corp. (a)(b)	76,084	2,446,861
Sohu.com, Inc. (a)	37,592	2,004,781
SouFun Holdings, Ltd. ADR	169,935	1,019,610
Tencent Holdings, Ltd.	4,832,915	91,758,094
Youku Tudou, Inc. ADR (a)(b)	128,959	1,611,988
YY, Inc. ADR (a)(b)	24,599	1,341,998

		194,813,554

IT SERVICES — 0.3%
AGTech Holdings Ltd. (a)(b)	1,904,000	208,744
Chinasoft International, Ltd. (a)	838,000	342,634
Hi Sun Technology China, Ltd. (a)	1,836,000	663,068
Travelsky Technology, Ltd. (b)	1,484,000	1,709,278

		2,923,724

MACHINERY — 1.5%
China CNR Corp., Ltd. (Class H) (a)(c)	1,545,000	2,219,939
China Conch Venture Holdings, Ltd.	577,500	1,236,481
China International Marine Containers Group Co., Ltd. (Class H)	717,100	1,561,276
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,236,000	283,821
CIMC Enric Holdings, Ltd. (b)	784,000	764,479
CSR Corp., Ltd. (Class H) (b)	1,745,000	2,304,745
Haitian International Holdings, Ltd.	795,000	1,825,217
Lonking Holdings, Ltd.	3,279,000	668,230
Weichai Power Co., Ltd.	669,920	2,583,578
Yangzijiang Shipbuilding Holdings, Ltd. (b)	3,040,000	2,803,528
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H) (b)	1,274,000	879,125

		17,130,419

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,161,175	1,663,551
China Shipping Container Lines Co., Ltd. (a)(b)	4,703,500	1,492,395
China Shipping Development Co., Ltd. (a)	1,533,800	1,119,728

		4,275,674

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a)(b)(f)	5,400,000	1,991,990
Poly Culture Group Corp., Ltd. (Class H) (a)	137,400	419,127

		2,411,117

METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	4,300,000	2,129,742
Angang Steel Co., Ltd. (b)	1,337,720	985,210
China Metal Recycling Holdings, Ltd. (a)(b)(e)	468,600	0
China Molybdenum Co., Ltd. (b)	1,518,000	1,072,951
China Precious Metal Resources Holdings Co., Ltd. (a)	5,002,000	412,906
China Zhongwang Holdings, Ltd. (b)	1,195,200	534,931
Jiangxi Copper Co., Ltd. (Class H)	1,608,000	2,990,740
Maanshan Iron & Steel (a)(b)	2,340,000	673,051
MMG, Ltd.	1,492,000	490,723
North Mining Shares Co., Ltd. (a)	11,320,000	525,625
Shougang Fushan Resources Group, Ltd.	3,840,000	782,557
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	1,304,000	696,314
Zijin Mining Group Co., Ltd. (Class H) (b)	7,508,750	2,382,485

		13,677,235

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (b)	886,120	1,080,070
Intime Retail Group Co., Ltd.	989,500	687,910
Parkson Retail Group, Ltd. (b)	2,099,000	454,830

		2,222,810

OIL, GAS & CONSUMABLE FUELS — 7.0%
China Coal Energy Co., Ltd. (Class H) (b)	4,024,013	2,221,419
China Petroleum & Chemical Corp. (Class H)	23,112,640	18,393,405
China Shenhua Energy Co., Ltd. (Class H)	3,132,200	7,999,118
China Suntien Green Energy Corp., Ltd. (Class H)	1,290,000	312,806
CNOOC, Ltd.	14,784,174	20,899,459
Inner Mongolia Yitai Coal Co., Ltd. (b)	604,600	594,224
Kunlun Energy Co., Ltd. (b)	3,209,400	3,117,068
Newocean Energy Holdings, Ltd. (b)	1,090,000	538,459
PetroChina Co., Ltd. (Class H)	18,664,930	20,655,755
Sinopec Kantons Holdings, Ltd. (b)	1,324,000	958,028
United Energy Group, Ltd. (a)	3,392,000	472,506
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	1,803,900	1,542,600

		77,704,847

PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd. (b)	2,494,000	1,206,299
Nine Dragons Paper Holdings, Ltd.	2,159,000	1,350,585

		2,556,884

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.9%
Hengan International Group Co., Ltd.	798,500	$9,588,530

PHARMACEUTICALS — 1.9%
China Animal Healthcare, Ltd. (b)	763,600	512,149
China Medical System Holdings, Ltd.	1,076,000	1,654,306
China Pharmaceutical Group, Ltd.	2,154,000	1,822,540
China Shineway Pharmaceutical Group, Ltd.	382,000	580,412
Consun Pharmaceutical Group, Ltd.	743,000	516,541
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	262,000	902,277
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	2,765,600	659,916
Lijun International Pharmaceutical Holding Co., Ltd.	2,288,000	1,000,422
Luye Pharma Group, Ltd. (a)	1,482,500	1,791,685
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	162,000	307,992
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	263,000	876,887
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)	691,000	663,990
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	4,950,000	2,815,602
Sino Biopharmaceutical, Ltd.	3,212,000	3,252,165
Tong Ren Tang Technologies Co., Ltd. (Class H) (b)	492,000	723,432
United Laboratories International Holdings, Ltd. (a)	216,000	101,132
WuXi PharmaTech Cayman, Inc. ADR (a)	80,869	3,136,100

		21,317,548

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.8%
Agile Property Holdings, Ltd.	1,788,747	1,075,133
Carnival Group International Holdings, Ltd. (a)(b)	8,990,000	1,576,979
China Overseas Land & Investment, Ltd.	3,879,862	12,535,782
China Resources Land, Ltd.	2,272,555	6,419,274
China South City Holdings, Ltd. (b)	2,926,000	958,596
China Vanke Co., Ltd. (Class H) (a)(b)	1,377,864	3,270,029
Colour Life Services Group Co., Ltd. (a)	345,000	359,994
Country Garden Holdings Co., Ltd.	7,336,500	2,961,834
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (a)(c)	161,900	1,002,341
E-House China Holdings, Ltd. ADR	80,055	434,699
Evergrande Real Estate Group, Ltd. (b)	4,860,000	2,450,984
Franshion Properties China, Ltd.	2,052,000	621,975
Greentown China Holdings, Ltd. (b)	547,000	491,048
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,291,024	1,323,820
Hopson Development Holdings, Ltd. (a)(b)	540,000	390,040
Hydoo International Holding Ltd. (b)	1,558,000	279,325
Kaisa Group Holdings, Ltd.	1,436,000	288,939
KWG Property Holding, Ltd.	1,059,592	751,673
Longfor Properties Co., Ltd.	1,126,500	1,595,368
Poly Property Group Co., Ltd. (b)	1,699,000	826,156
Renhe Commercial Holdings Co., Ltd. (a)(b)	12,753,000	600,389
Shenzhen Investment, Ltd.	2,289,432	847,495
Shimao Property Holdings, Ltd.	1,376,941	2,894,878
Shui On Land, Ltd. (b)	4,399,500	1,038,441
Sino-Ocean Land Holdings, Ltd.	5,215,712	3,155,105
Soho China, Ltd.	1,353,500	921,764
Sunac China Holdings, Ltd.	1,534,300	1,331,842
Yanlord Land Group, Ltd. (b)	956,000	683,006
Yuexiu Property Co., Ltd. (b)	8,158,000	1,599,391
Yuzhou Properties Co. (b)	3,646,840	865,490

		53,551,790

ROAD & RAIL — 0.2%
CAR, Inc. (a)(b)	689,000	1,306,363
Guangshen Railway Co., Ltd.	2,442,000	1,133,902

		2,440,265

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
China Jinhai International Group, Ltd. (a)	2,961,000	101,207
GCL Poly Energy Holdings, Ltd. (a)(b)	9,779,000	2,585,686
Hanergy Thin Film Power Group, Ltd. (a)(b)	17,579,100	15,826,303
JinkoSolar Holding Co., Ltd. ADR (a)(b)	19,930	511,005
ReneSola, Ltd. ADR (a)(b)	83,740	123,098
Semiconductor Manufacturing International Corp. (a)	28,116,000	2,719,833
Shunfeng International Clean Energy, Ltd. (a)	734,000	552,887
Trina Solar, Ltd. ADR (a)(b)	79,734	963,984
Xinyi Solar Holdings, Ltd. (b)	3,458,000	1,074,903
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	117,852	218,026

		24,676,932

SOFTWARE — 0.6%
BAIOO Family Interactive, Ltd. (a)(c)	1,094,000	145,339
Boyaa Interactive International, Ltd. (b)	410,000	342,678
Cheetah Mobile, Inc. ADR (a)(b)	21,241	363,009
Kingdee International Software Group Co., Ltd. (a)(b)	1,328,000	556,684
Kingsoft Corp., Ltd. (b)	782,000	2,294,645
NetDragon Websoft, Inc. (b)	308,500	677,239
NQ Mobile, Inc. ADR (a)(b)	39,433	147,085
Perfect World Co., Ltd. ADR	48,270	896,857
Shanda Games, Ltd. ADR (a)	123,600	791,040

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

V1 Group, Ltd. (a)(b)	2,326,000	$183,007

		6,397,583

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (b)	894,000	484,300
GOME Electrical Appliances Holding, Ltd. (b)	9,685,279	1,399,128
Hengdeli Holdings, Ltd. (b)	3,804,895	706,696
Zhongsheng Group Holdings, Ltd.	771,000	512,140

		3,102,264

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Coolpad Group, Ltd.	3,072,000	534,912
Lenovo Group, Ltd. (b)	6,174,000	9,014,476
TCL Communication Technology Holdings, Ltd. (b)	524,000	528,525

		10,077,913

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Anta Sports Products, Ltd.	770,000	1,408,297
Belle International Holdings, Ltd.	4,666,000	5,434,504
Bosideng International Holdings, Ltd. (b)	4,734,000	506,797
China Dongxiang Group Co.	5,815,000	1,050,038
Cosmo Lady China Holdings Co., Ltd. (a)(c)	439,000	310,860
Li Ning Co., Ltd. (a)(b)	1,862,207	1,056,837
Shenzhou International Group Holdings, Ltd.	391,000	1,765,112

		11,532,445

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Citic Resources Holdings, Ltd. (a)	2,598,000	361,901

TRANSPORTATION INFRASTRUCTURE — 1.8%
Anhui Expressway Co., Ltd. (Class H)	1,632,000	1,134,583
Beijing Capital International Airport Co., Ltd.	1,883,939	1,837,029
China Merchants Holdings International Co., Ltd.	1,333,828	5,221,388
Cosco International Holdings, Ltd.	916,000	426,511
COSCO Pacific, Ltd.	2,405,308	3,152,041
Dalian Port PDA Co., Ltd. (Class H)	796,000	334,702
Jiangsu Expressway Co., Ltd. (Class H)	1,878,795	2,525,076
Shenzhen Expressway Co., Ltd. (Class H)	1,046,000	817,583
Shenzhen International Holdings Ltd.	831,295	1,254,494
Xiamen International Port Co., Ltd. (Class H)	1,199,000	340,227
Zhejiang Expressway Co., Ltd. (Class H)	1,880,000	2,492,748

		19,536,382

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd. (a)	4,816,000	3,279,803
CT Environmental Group, Ltd. (b)	237,100	255,662
Guangdong Investment, Ltd.	3,204,000	4,198,688
Kangda International Environmental Co., Ltd. (a)(b)(c)	1,118,000	491,727

		8,225,880

WIRELESS TELECOMMUNICATION SERVICES — 5.9%
China Mobile, Ltd.	5,042,504	65,819,439

TOTAL COMMON STOCKS —
(Cost $1,015,395,608)		1,115,834,653

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	103,521,859	103,521,859
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	1,658,261	1,658,261

TOTAL SHORT TERM INVESTMENT —
(Cost $105,180,120)		105,180,120

TOTAL INVESTMENTS — 109.3%
(Cost $1,120,575,728)		1,221,014,773
OTHER ASSETS & LIABILITIES — (9.3)%		(103,496,297)

NET ASSETS — 100.0%		$1,117,518,476

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
MARCH 31, 2015

PERCENT OF
COUNTRY	NET ASSETS

China	75.0%
Hong Kong	24.9
United States Short Term Investments	9.4
Other Assets & Liabilities	(9.3)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 97.8%
BRAZIL — 7.1%
All America Latina Logistica SA	11,443	$14,214
Ambev SA ADR (a)	222,716	1,282,844
Banco Bradesco SA Preference Shares ADR	167,921	1,558,305
Banco do Brasil SA	41,223	295,491
Banco Santander Brasil SA	1,074	4,728
BB Seguridade Participacoes SA	27,339	280,567
BM&FBovespa SA	87,480	305,459
BR Malls Participacoes SA	32,215	170,746
Bradespar SA Preference Shares	22,775	75,463
Brasil Brokers Participacoes SA	8,834	7,546
Braskem SA Preference Shares ADR (a)	8,807	61,121
BRF — Brasil Foods SA ADR	25,066	495,806
CCR SA	24,571	125,311
Centrais Eletricas Brasileiras SA ADR (a)	28,219	51,076
Cia Hering	2,228	11,432
Cielo SA	16,262	232,474
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	11,152	332,553
Companhia de Saneamento Basico do Estado de Sao Paulo	35,854	198,672
Companhia Energetica de Minas Gerais ADR	62,952	257,474
Companhia Energetica de Sao Paulo Preference Shares (Class B)	2,789	20,646
Companhia Siderurgica Nacional SA ADR (a)	72,149	121,210
Cosan Logistica SA (b)	9,007	7,524
Cosan SA Industria e Comercio	9,007	78,597
Cyrela Brazil Realty SA	25,366	105,159
Duratex SA	18,633	50,720
Embraer SA	38,747	297,625
Estacio Participacoes SA	4,453	25,831
Fibria Celulose SA ADR (a)(b)	13,883	196,167
Gafisa SA	6,144	4,133
Gerdau SA ADR (a)	53,730	171,936
Hypermarcas SA (b)	2,352	14,497
Investimentos Itau SA	17,405	55,002
Investimentos Itau SA Preference Shares	188,503	588,611
Itau Unibanco Holding SA Preference Shares ADR	141,723	1,567,456
Itausa — Investimentos Itau SA (b)(c)(d)	141	446
Itausa — Investimentos Itau SA (b)(c)(d)	1,561	4,874
JBS SA	10,169	45,180
Klabin SA	3,061	17,431
Kroton Educacional SA	39,236	126,322
Lojas Americanas SA Preference Shares	36,316	186,915
Lojas Renner SA	16,410	466,099
Metalurgica Gerdau SA Preference Shares	28,273	95,626
MMX Mineracao e Metalicos SA (b)	2,567	530
MRV Engenharia e Participacoes SA	4,919	12,359
Natura Cosmeticos SA	13,863	116,678
Oi SA, ADR (b)	522	851
Oi SA, ADR (a)(b)	2,763	4,255
PDG Realty SA Empreendimentos e Participacoes (b)	32,650	5,108
Petroleo Brasileiro SA ADR (a)	70,992	426,662
Petroleo Brasileiro SA Preference Shares ADR	107,939	657,349
Profarma Distribuidora de Produtos Farmaceuticos SA	1,557	2,733
Prumo Logistica SA (b)	15,406	1,253
Qualicorp SA (b)	1,983	14,146
Souza Cruz SA	45,765	363,703
Telefonica Brasil SA ADR (a)	10,140	155,041
Telefonica Brasil SA Preference Shares	25,611	396,493
Tim Participacoes SA ADR (a)	11,172	185,232
Tractebel Energia SA ADR	12,615	139,329
Ultrapar Participacoes SA	13,245	268,663
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	38,693	60,941
Vale SA ADR (a)	64,632	365,171
Vale SA Preference Shares ADR	135,953	659,372
Weg SA	29,266	291,186

		14,136,344

CHILE — 1.7%
Antarchile SA	16,131	196,915
Empresa Electrica Pilmaiquen SA	19,009	93,459
Empresa Nacional de Electricidad SA ADR	8,307	374,230
Empresas COPEC SA	37,129	432,397
Empresas Iansa SA	398,674	10,264
Enersis SA ADR	31,891	518,548
Enjoy SA	184,292	15,964
Latam Airlines Group SA ADR (a)(b)	24,677	198,897
Multiexport Foods SA (b)	167,675	33,083
Parque Arauco SA	242,930	466,181
SACI Falabella	112,548	862,453
Tech Pack SA (b)	9,870	4,047
Vina Concha y Toro SA ADR	5,450	224,976

		3,431,414

CHINA — 20.3%
Agricultural Bank of China, Ltd. (Class H)	855,000	423,472
Air China, Ltd.	186,000	189,765
Alibaba Group Holding, Ltd. ADR (b)	14,950	1,244,438
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	310,000	153,540
Angang Steel Co., Ltd. (a)	64,640	47,606
Anhui Conch Cement Co., Ltd. (Class H) (a)	186,000	704,123
Anton Oilfield Services Group (a)	36,000	6,176

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Avic International Holdings, Ltd. (b)	60,000	$45,195
Baidu, Inc. ADR (b)	14,354	2,991,374
Bank of China, Ltd. (Class H)	2,832,900	1,636,955
Bank of Communications Co., Ltd. (Class H)	803,864	689,496
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	42,000	17,768
BOE Technology Group Co., Ltd. (Class B) (b)	36,700	13,207
Brilliance China Automotive Holdings, Ltd.	138,000	265,924
BYD Co., Ltd. (a)	13,000	66,903
China CITIC Bank Corp., Ltd. (Class H)	347,000	261,378
China Coal Energy Co., Ltd. (Class H) (a)	310,000	171,133
China Communications Construction Co., Ltd. (Class H)	284,000	400,008
China Communications Services Corp., Ltd. (Class H)	58,000	25,734
China Construction Bank Corp. (Class H)	3,636,280	3,020,443
China COSCO Holdings Co., Ltd. (a)(b)	217,425	114,419
China Datang Corp. Renewable Power Co., Ltd. (a)	81,000	12,433
China Fangda Group Co., Ltd.	100,200	61,906
China Life Insurance Co., Ltd. (Class H)	407,024	1,782,326
China Longyuan Power Group Corp. (Class H)	100,000	108,731
China Merchants Bank Co., Ltd. (Class H)	319,195	779,764
China Minsheng Banking Corp., Ltd. (Class H)	221,400	270,430
China National Accord Medicines Corp., Ltd.	2,000	10,368
China National Building Material Co., Ltd. (Class H) (a)	62,000	61,736
China Oilfield Services, Ltd. (Class H) (a)	248,000	412,638
China Pacific Insurance Group Co., Ltd. (Class H)	69,200	329,352
China Petroleum & Chemical Corp. (Class H)	1,419,231	1,129,446
China Railway Construction Corp., Ltd. (Class H)	158,000	235,990
China Railway Group, Ltd. (Class H)	279,000	285,728
China Shenhua Energy Co., Ltd. (Class H)	248,000	633,351
China Shipping Container Lines Co., Ltd. (a)(b)	500,350	158,758
China Shipping Development Co., Ltd. (b)	124,000	90,524
China Telecom Corp., Ltd. (Class H)	1,118,000	716,680
China Vanke Co., Ltd. (Class H) (a)(b)	43,600	103,474
Chongqing Changan Automobile Co., Ltd. (Class B) (d)	48,000	131,066
Chongqing Machinery & Electric Co., Ltd.	44,000	7,207
Coland Holdings, Ltd.	11,938	27,317
Coolpad Group, Ltd.	152,000	26,467
Country Garden Holdings Co., Ltd.	239,466	96,675
Ctrip.com International, Ltd. ADR (b)	12,533	734,684
Datang International Power Generation Co., Ltd. (Class H)	372,000	190,485
Dongfang Electric Corp., Ltd.	12,400	23,927
Dongfeng Motor Group Co., Ltd. (Class H)	310,000	497,404
Great Wall Motor Co., Ltd. (Class H)	49,750	351,642
Guangdong Electric Power Development Co. Ltd.	72,500	55,733
Guangshen Railway Co., Ltd.	248,000	115,155
Guangzhou Automobile Group Co., Ltd. (Class H)	144,636	138,423
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	6,000	20,663
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	111,600	114,435
Guodian Technology & Environment Group Co., Ltd. (Class H)	26,000	3,488
Haitong Securities Co., Ltd. (Class H) (a)	42,400	103,251
Hangzhou Steam Turbine Co.	15,900	18,006
Harbin Electric Co., Ltd. (Class H)	62,000	38,545
Hengan International Group Co., Ltd.	26,000	312,213
HNA Infrastructure Co., Ltd.	18,000	16,600
Huadian Power International Co., Ltd. (Class H)	372,000	309,478
Huaneng Power International, Inc. (Class H)	310,000	367,056
Huaneng Renewables Corp., Ltd. (Class H)	120,000	43,493
Huangshan Tourism Development Co., Ltd. (Class B)	28,320	48,852
Industrial & Commercial Bank of China, Ltd. (Class H)	3,555,590	2,623,222
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	9,265	13,527
JD.com, Inc. ADR (b)	11,271	331,142
Jiangsu Expressway Co., Ltd. (Class H)	188,000	252,670
Jiangsu Future Land Co., Ltd. (d)	81,100	41,118
Jiangxi Copper Co., Ltd. (Class H)	64,000	119,034
Kingsoft Corp., Ltd. (a)	28,000	82,161
Konka Group Co., Ltd.	286,500	165,550
Lao Feng Xiang Co., Ltd. (Class B)	8,201	28,261
Livzon Pharmaceutical Group, Inc. (Class H)	3,100	19,872

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Maanshan Iron & Steel (a)(b)	186,000	$53,499
Mindray Medical International, Ltd. ADR (a)	2,559	69,989
NetEase, Inc. ADR	5,304	558,511
New Oriental Education & Technology Group, Inc. ADR (b)	5,063	112,247
Nine Dragons Paper Holdings, Ltd.	93,000	58,177
Parkson Retail Group, Ltd. (a)	77,134	16,714
People’s Insurance Co. Group of China, Ltd. (Class H)	152,000	77,244
PetroChina Co., Ltd. (Class H)	1,117,601	1,236,806
PICC Property & Casualty Co., Ltd. (Class H)	333,506	659,007
Ping An Insurance Group Co. of China, Ltd. (Class H)	95,000	1,142,002
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	2,633	134,810
Renhe Commercial Holdings Co., Ltd. (a)(b)	445,000	20,950
Semiconductor Manufacturing International Corp. (b)	1,047,000	101,283
Shandong Chenming Paper Holdings Ltd. (Class B)	13,200	7,951
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	8,000	15,209
Shandong Weigao Group Medical Polymer Co., Ltd.	84,000	73,999
Shanghai Electric Group Co., Ltd. (Class H)	376,000	248,305
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (b)	175,901	78,100
Shanghai Jinjiang International Industrial Investment Co. Ltd.	33,958	45,707
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	82,416	138,871
Shenzhen Expressway Co., Ltd. (Class H)	248,000	193,844
Shenzhou International Group Holdings, Ltd.	6,000	27,086
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	32,000	18,202
Sina Corp. (a)(b)	3,557	114,393
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	372,000	138,665
Sinopharm Group Co., Ltd. (Class H)	32,800	133,898
Soho China, Ltd.	21,500	14,642
SPT Energy Group, Inc. (a)	20,000	3,379
Sunny Optical Technology Group Co., Ltd. (a)	27,000	49,103
Tencent Holdings, Ltd.	282,567	5,364,839
Tingyi Cayman Islands Holding Corp.	186,000	400,162
Tong Ren Tang Technologies Co., Ltd. (Class H) (a)	10,000	14,704
Travelsky Technology, Ltd. (a)	226,000	260,308
Vipshop Holdings, Ltd. ADS (b)	10,744	316,303
Want Want China Holdings, Ltd. (a)	343,000	364,101
Weiqiao Textile Co. (a)	78,000	45,776
WuXi PharmaTech Cayman, Inc. ADR (b)	620	24,044
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	186,000	159,057
Youku Tudou, Inc. ADR (a)(b)	4,653	58,162
Zhejiang Expressway Co., Ltd. (Class H)	248,000	328,831
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	28,500	187,107
Zijin Mining Group Co., Ltd. (Class H) (a)	375,000	118,985
ZTE Corp. (Class H)	81,473	186,841

		40,513,327

COLOMBIA — 0.5%
Almacenes Exito SA	6,301	60,640
Banco Davivienda SA Preference Shares	10,594	103,178
Banco de Bogota SA	3,401	72,269
BanColombia SA	9,842	92,823
BanColombia SA ADR (a)	3,547	139,503
Bolsa de Valores de Colombia	6,424,833	44,024
Cementos Argos SA	7,002	22,992
Corp Financiera Colombiana SA	3,150	43,266
Ecopetrol SA	94,727	72,019
Empresa de Telecomunicaciones de Bogota	186,601	31,965
Grupo Argos SA	2,832	18,141
Grupo Argos SA/Colombia Preference Shares	10,717	69,886
Grupo Aval Acciones y Valores	281,707	125,795
Grupo de Inversiones Suramericana SA	3,858	49,841
Grupo Nutresa SA	3,560	31,383
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	14,355	41,058
Isagen SA ESP	63,287	74,306

		1,093,089

CZECH REPUBLIC — 0.4%
CEZ AS	12,924	316,081
Komercni Banka AS	1,365	294,734
O2 Czech Republic AS	9,093	72,688
Unipetrol (b)	9,213	45,352

		728,855

EGYPT — 0.6%
Commercial International Bank Egypt SAE	139,718	1,030,757
Egyptian Financial Group-Hermes Holding Co. (b)	46,952	97,657
Egyptian Kuwait Holding Co. (b)	47,220	27,860
Global Telecom Holding GDR (b)	26,533	58,372
Global Telecom Holding SAE (b)	49,684	21,749
Orascom Telecom Media & Technology Holding SAE (b)	43,412	6,486

		1,242,881

GREECE — 0.2%
Alpha Bank AE (b)	174,702	51,598

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Diana Shipping, Inc. (b)	2,205	$13,495
DryShips, Inc. (b)	11,254	8,553
Eurobank Ergasias SA (b)	384,700	43,382
FF Group (b)	894	26,635
Hellenic Telecommunications Organization SA (b)	6,968	61,740
JUMBO SA	2,821	29,328
National Bank of Greece SA (b)	43,201	51,038
OPAP SA	8,603	80,662
Piraeus Bank SA (b)	45,112	17,394
Public Power Corp. SA (b)	3,231	19,779
Titan Cement Co. SA	1,378	31,627

		435,231

HONG KONG — 7.2%
AAC Technologies Holdings, Inc. (a)	79,000	487,569
Agile Property Holdings, Ltd.	212,999	128,024
AMVIG Holdings, Ltd.	38,000	16,958
AviChina Industry & Technology Co., Ltd. (Class H) (a)	88,000	63,222
Beijing Capital International Airport Co., Ltd.	186,000	181,369
Beijing Capital Land, Ltd. (b)	24,000	14,828
Beijing Enterprises Holdings, Ltd.	12,000	94,414
Beijing Enterprises Water Group, Ltd. (b)	48,000	32,689
Belle International Holdings, Ltd.	161,000	187,517
Biostime International Holdings, Ltd. (a)	5,000	20,959
C.banner International Holdings, Ltd.	12,000	3,715
Chailease Holding Co., Ltd.	32,200	80,268
China All Access Holdings, Ltd. (a)	28,000	10,473
China Everbright International, Ltd.	69,000	115,518
China Gas Holdings, Ltd.	100,000	163,806
China High Speed Transmission Equipment Group Co., Ltd. (b)	36,000	24,888
China Medical System Holdings, Ltd.	69,000	106,085
China Mengniu Dairy Co., Ltd.	93,000	494,205
China Merchants Holdings International Co., Ltd.	73,682	288,435
China Mobile, Ltd.	274,339	3,580,927
China Modern Dairy Holdings, Ltd. (a)(b)	95,000	31,613
China Oil and Gas Group, Ltd.	120,000	14,704
China Overseas Grand Oceans Group, Ltd. (a)	26,000	12,140
China Overseas Land & Investment, Ltd.	251,200	811,624
China Power International Development, Ltd. (a)	310,000	162,336
China Resources Enterprise, Ltd.	62,000	121,552
China Resources Gas Group, Ltd.	8,000	24,868
China Resources Land, Ltd.	154,222	435,630
China Resources Power Holdings Co., Ltd.	129,600	325,293
China Singyes Solar Technologies Holdings, Ltd. (a)	8,000	10,938
China State Construction International Holdings, Ltd.	14,000	19,502
China Taiping Insurance Holdings Co., Ltd. (b)	26,835	91,549
China Travel International Investment Hong Kong, Ltd.	320,000	104,011
China Unicom (Hong Kong), Ltd.	253,668	386,078
China Yurun Food Group, Ltd. (a)(b)	12,000	3,498
Citic Telecom International Holdings, Ltd.	33,000	11,875
CITIC, Ltd.	151,000	258,644
CNOOC, Ltd.	1,015,000	1,434,842
Comba Telecom Systems Holdings, Ltd.	38,457	11,508
COSCO Pacific, Ltd.	138,413	181,384
Digital China Holdings, Ltd.	33,000	36,009
GCL Poly Energy Holdings, Ltd. (a)(b)	161,000	42,570
Geely Automobile Holdings, Ltd. (a)	115,000	59,183
Greatview Aseptic Packaging Co., Ltd.	10,000	5,185
Greentown China Holdings, Ltd. (a)	25,500	22,892
Guangdong Investment, Ltd.	250,000	327,613
Haier Electronics Group Co., Ltd.	28,000	73,313
Hanergy Thin Film Power Group, Ltd. (a)(b)	778,000	700,426
Hengdeli Holdings, Ltd. (a)	813,600	151,113
Honghua Group, Ltd. (a)	14,000	1,625
Hopson Development Holdings, Ltd. (a)(b)	26,000	18,780
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (a)	146,400	34,933
Huabao International Holdings, Ltd.	36,000	26,792
Ju Teng International Holdings, Ltd.	36,000	20,988
Kingboard Chemical Holdings, Ltd.	59,340	93,988
Kingboard Laminates Holdings, Ltd.	34,500	14,017
Kunlun Energy Co., Ltd.	310,000	301,081
KWG Property Holding, Ltd.	60,412	42,856
Lee & Man Paper Manufacturing, Ltd. (a)	29,000	14,027
Lenovo Group, Ltd. (a)	434,000	633,671
Li Ning Co., Ltd. (a)(b)	90,333	51,266
Minth Group, Ltd.	18,000	35,568
NetDragon Websoft, Inc.	4,500	9,879
Newocean Energy Holdings, Ltd. (a)	22,000	10,868
Poly Property Group Co., Ltd. (a)	11,000	5,349
Real Nutriceutical Group, Ltd.	21,000	6,013
Shenzhen International Holdings Ltd.	28,966	43,712
Shenzhen Investment, Ltd.	85,016	31,471

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Shimao Property Holdings, Ltd.	93,000	$195,523
Sino Biopharmaceutical, Ltd.	120,000	121,501
Sino-Ocean Land Holdings, Ltd.	237,980	143,960
Sinotrans, Ltd. (Class H)	310,000	177,930
Skyworth Digital Holdings, Ltd.	59,411	46,744
Sun Art Retail Group, Ltd. (a)	13,000	11,318
Sunac China Holdings, Ltd.	64,000	55,555
Tianneng Power International, Ltd.	14,000	4,695
Tibet 5100 Water Resources Holdings, Ltd. (a)	20,000	6,320
V1 Group, Ltd. (a)(b)	108,200	8,513
Wasion Group Holdings, Ltd.	18,000	21,777
WH Group, Ltd. (b)(e)	159,500	90,725
Yingde Gases Group Co., Ltd. (a)	21,000	15,656
Yip’s Chemical Holdings, Ltd.	10,000	5,624
Yuexiu Property Co., Ltd.	434,000	85,087
Yuexiu Transport Infrastructure, Ltd. (a)	1,258	803

		14,356,377

HUNGARY — 0.4%
MOL Hungarian Oil and Gas PLC	4,325	187,754
OTP Bank PLC (a)	17,470	331,892
Richter Gedeon NyRt	14,960	206,297

		725,943

INDIA — 10.6%
Adani Enterprises, Ltd.	895	8,800
Alok Industries, Ltd. (b)	221,661	26,211
Amtek Auto, Ltd.	7,279	16,894
Anant Raj, Ltd.	50,006	31,882
Apollo Hospitals Enterprise, Ltd.	4,463	97,645
Ashok Leyland, Ltd. (b)	26,843	31,441
Aurobindo Pharma, Ltd.	7,280	142,107
Axis Bank, Ltd.	10,597	94,860
Bajaj Hindusthan Sugar, Ltd. (b)	76,340	17,627
Balrampur Chini Mills, Ltd. (b)	38,026	30,108
BF Investment, Ltd. (b)	8,959	24,093
Bharat Heavy Electricals, Ltd.	58,041	218,275
Bharti Airtel, Ltd.	113,530	713,494
Biocon, Ltd.	2,016	15,118
Britannia Industries, Ltd.	3,728	128,586
Cipla, Ltd.	39,619	451,039
Coal India, Ltd.	25,419	147,401
Core Education & Technologies, Ltd. (b)	9,223	1,157
DCB Bank, Ltd. (b)	105,167	186,450
Dewan Housing Finance Corp., Ltd.	13,075	97,705
Dr. Reddy’s Laboratories, Ltd. ADR	11,509	657,164
Educomp Solutions, Ltd. (b)	14,586	2,878
Era Infra Engineering, Ltd. (b)	2,563	203
Fortis Healthcare, Ltd. (b)	20,701	54,447
GAIL India, Ltd.	43,591	270,122
Gammon India, Ltd. (b)	1,730	487
Gateway Distriparks, Ltd.	12,385	81,318
Gitanjali Gems Ltd. (b)	1,620	1,064
Glenmark Pharmaceuticals, Ltd.	706	8,869
Godrej Consumer Products, Ltd.	2,418	40,220
Godrej Industries, Ltd.	21,315	117,796
Grasim Industries, Ltd. GDR	28	1,628
Gruh Finance Ltd.	34,834	135,815
GTL Infrastructure Ltd. (b)	251,247	7,829
GTL, Ltd. (b)	1,664	326
Gujarat NRE Coke, Ltd. (b)	12,414	1,032
GVK Power & Infrastructure, Ltd. (b)	109,725	16,744
HCL Technologies, Ltd.	23,026	360,726
HDFC Bank, Ltd.	73,553	1,202,000
Hero Motocorp, Ltd.	12,685	535,078
Hindalco Industries, Ltd.	40,383	83,242
Hindustan Construction Co. (b)	13,644	7,129
Hindustan Unilever, Ltd.	55,057	768,522
Housing Development & Infrastructure, Ltd. (b)	11,531	18,748
Housing Development Finance Corp., Ltd.	86,131	1,810,807
ICICI Bank, Ltd. ADR	89,303	925,179
Idea Cellular, Ltd.	4,699	13,816
IDFC, Ltd.	18	48
IIFL Holdings, Ltd.	145,677	414,931
Indiabulls Real Estate, Ltd.	16,564	17,310
Indian Hotels Co., Ltd. (b)	54,493	101,791
Infosys, Ltd. ADR (a)	51,051	1,790,869
IRB Infrastructure Developers, Ltd.	3,591	14,013
ITC, Ltd.	6,202	32,293
ITC, Ltd. GDR	31,882	166,003
IVRCL Infrastructures & Projects, Ltd. (b)	13,988	3,554
Jain Irrigation Systems, Ltd.	9,504	9,355
Jaiprakash Associates, Ltd. (b)	51,110	20,254
Jet Airways India, Ltd. (b)	11,269	87,991
Jindal Steel & Power, Ltd.	4,698	11,771
Kotak Mahindra Bank, Ltd.	12,408	260,378
Lanco Infratech, Ltd. (b)	28,515	2,483
Larsen & Toubro, Ltd. GDR	19,095	532,750
LIC Housing Finance, Ltd.	12,533	87,637
Mahanagar Telephone Nigam, Ltd. (b)	45,097	13,115
Mahindra & Mahindra Financial Services, Ltd.	11,300	45,846
Mahindra & Mahindra, Ltd. GDR	21,809	417,642
Maruti Suzuki India, Ltd.	9,565	565,108
Monnet Ispat, Ltd.	5,016	4,004
MRF, Ltd.	112	69,351
Nagarjuna Construction Co., Ltd.	8,464	15,155
NTPC, Ltd.	79,632	186,860
Oil & Natural Gas Corp., Ltd.	113,421	555,223
OnMobile Global, Ltd.	3,490	4,068
Opto Circuits India, Ltd. (b)	4,493	1,353
PTC India, Ltd.	36,466	47,140
Punj Lloyd, Ltd. (b)	9,249	4,382
RattanIndia Infrastructure, Ltd. (b)	45,209	1,517
REI Agro, Ltd. (b)	34,997	364
Reliance Capital, Ltd.	5,015	34,022
Reliance Communications, Ltd. (b)	61,705	58,420
Reliance Industries, Ltd. GDR (e)	44,980	1,185,448
Reliance Infrastructure, Ltd.	14,744	102,202
Rolta India, Ltd.	4,698	12,188
Ruchi Soya Industries Ltd.	26,809	19,213

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SE Investments Ltd.	21,279	$120,062
Sesa Sterlite, Ltd.	20,688	62,645
Shree Renuka Sugars, Ltd. (b)	60,643	12,452
Shriram Transport Finance Co., Ltd.	3,273	58,281
Siemens India, Ltd.	13,443	300,034
Sintex Industries, Ltd.	33,878	65,340
State Bank of India GDR	5,775	244,282
Strides Arcolab, Ltd.	1,604	30,266
Sun Pharmaceutical Industries, Ltd.	26,594	435,108
Sun TV Network, Ltd.	4,463	31,511
Suzlon Energy, Ltd. (b)	255,282	111,566
Tata Communications Ltd.	10,026	67,608
Tata Consultancy Services, Ltd.	27,334	1,115,505
Tata Motors, Ltd. ADR	14,901	671,439
Tata Power Co., Ltd.	144,676	178,241
Tata Steel, Ltd.	21,368	108,152
Tech Mahindra, Ltd.	19,332	194,521
Unitech, Ltd. (b)	93,534	24,138
United Breweries, Ltd.	3,138	50,158
United Spirits, Ltd. (b)	2,808	164,102
Videocon Industries, Ltd. (b)	16,161	40,247
VST Industries Ltd.	1,167	29,303
Wipro, Ltd. ADR (a)	34,508	459,647
Wockhardt, Ltd.	1,374	40,986
Zee Entertainment Enterprises, Ltd.	24,610	134,393

		21,250,121

INDONESIA — 3.5%
Alam Sutera Realty Tbk PT	396,600	16,835
Astra International Tbk PT	1,635,262	1,072,457
Bank Central Asia Tbk PT	1,104,500	1,252,330
Bank Danamon Indonesia Tbk PT	265,018	103,879
Bank Mandiri Persero Tbk PT	657,849	627,661
Bank Negara Indonesia Persero Tbk PT	107,000	59,126
Bank Rakyat Indonesia Persero Tbk PT	1,007,800	1,023,216
Barito Pacific Tbk PT (b)	524,700	11,236
Bekasi Fajar Industrial Estate Tbk PT	246,900	10,952
Bumi Resources Tbk PT (b)	917,400	5,473
Bumi Serpong Damai Tbk PT	210,500	34,372
Charoen Pokphand Indonesia Tbk PT	229,600	62,251
Ciputra Development Tbk PT	323,600	36,506
Citra Marga Nusaphala Persada Tbk PT	77,100	14,742
Garuda Indonesia Tbk PT (b)	703,900	26,487
Global Mediacom Tbk PT	34,200	4,577
Indocement Tunggal Prakarsa Tbk PT	28,100	47,120
Indofood Sukses Makmur Tbk PT	691,700	394,124
Indosat Tbk PT (b)	139,600	45,537
Japfa Comfeed Indonesia Tbk PT	60,500	3,609
Kalbe Farma Tbk PT	3,822,800	545,279
Kawasan Industri Jababeka Tbk PT	264,127	6,686
Lippo Cikarang Tbk PT (b)	10,200	9,108
Lippo Karawaci Tbk PT	680,300	70,241
Matahari Putra Prima Tbk PT	34,400	10,419
Mayora Indah Tbk PT	19,567	43,249
Medco Energi Internasional Tbk PT	363,300	86,136
Media Nusantara Citra Tbk PT	44,700	9,795
Modernland Realty Tbk PT	424,900	16,574
Pakuwon Jati Tbk PT	299,400	11,793
Perusahaan Gas Negara Persero Tbk PT	796,500	292,405
Semen Indonesia Persero Tbk PT	45,000	46,979
Sigmagold Inti Perkasa Tbk PT (b)	682,500	24,011
Summarecon Agung Tbk PT	231,800	30,493
Telekomunikasi Indonesia Persero Tbk PT	2,016,800	445,778
Tiga Pilar Sejahtera Food Tbk	327,100	52,411
Unilever Indonesia Tbk PT	33,400	101,286
United Tractors Tbk PT	231,318	385,677
XL Axiata Tbk PT	34,700	11,545

		7,052,355

MALAYSIA — 3.2%
Aeon Co. M Bhd	453,100	362,137
Aeon Credit Service M Bhd	5,900	20,997
AirAsia Bhd	66,800	42,928
Alliance Financial Group Bhd	256,000	331,103
Axiata Group Bhd	74,300	142,040
Berjaya Sports Toto Bhd	122,396	111,044
Bintulu Port Holdings Bhd (d)	94	180
British American Tobacco Malaysia Bhd	2,500	46,348
Bursa Malaysia Bhd	52,593	121,844
CapitaMalls Malaysia Trust	83,400	32,878
Carlsberg Brewery Malay Bhd	155,697	570,910
CIMB Group Holdings Bhd	49,430	83,017
Dialog Group Bhd	1,041,398	444,285
Digi.Com Bhd	329,500	560,510
Faber Group Bhd	42,300	37,691
Felda Global Ventures Holdings Bhd	25,300	14,824
Genting Bhd	199,100	483,840
Genting Malaysia Bhd	31,500	35,978
Guan Chong Bhd (b)	57,500	13,507
Hap Seng Plantations Holdings Bhd	8,000	5,616
IHH Healthcare Bhd	45,100	73,188
IOI Corp. Bhd	315,260	390,723
IOI Properties Group Bhd	230,850	135,886
Iskandar Waterfront City Bhd (b)	23,100	7,797
KLCC Property Holdings Bhd	33,200	62,662
KNM Group Bhd (b)	225,518	39,276
KPJ Healthcare Bhd	20,940	24,087
Lingkaran Trans Kota Holdings Bhd	21,500	21,712
Magnum Bhd	189,360	137,540
Malayan Banking Bhd	138,216	348,199
Malaysian Resources Corp. Bhd	351,000	118,469
MPHB Capital Bhd (b)	94,830	50,187
Naim Holdings Bhd	87	62
OSK Holdings Bhd	367,406	217,259
Pavilion Real Estate Investment Trust	79,600	32,885
POS Malaysia Bhd	62,200	88,845
Public Bank Bhd	46,300	236,032
SapuraKencana Petroleum Bhd	33,100	21,092

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sime Darby Bhd	57,134	$143,009
SP Setia Bhd	19,767	18,467
Sunway Real Estate Investment Trust	82,700	35,058
TA Enterprise Bhd	324,700	65,755
TA Global Bhd	260,456	22,505
Telekom Malaysia Bhd	40,696	79,887
Tenaga Nasional Bhd	44,300	171,769
UEM Sunrise Bhd	262,688	97,883
UMW Holdings Bhd	18,700	54,734
Unisem M Bhd	20,300	11,949
United Plantations Bhd	4,200	29,486
WCT Holdings Bhd	420,720	174,945

		6,373,025

MEXICO — 5.3%
Alfa SAB de CV (Class A) (b)	266,720	539,244
America Movil SAB de CV (Series L)	2,379,016	2,445,502
Axtel SAB de CV (a)(b)	100,936	32,267
Cemex SAB de CV (b)	652,674	619,932
Coca-Cola FEMSA SAB de CV (Series L)	38,540	308,032
Consorcio ARA SAB de CV (b)	100,289	42,066
Corporacion GEO SAB de CV (a)(b)(f)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)(d)	19,859	678
Empresas ICA SAB de CV (a)(b)	41,119	33,523
Fibra Uno Administracion SA de CV REIT	85,897	227,848
Fomento Economico Mexicano SAB de CV (b)	131,216	1,232,638
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)(b)	39,740	536,119
Grupo Bimbo SAB de CV (b)	197,002	559,417
Grupo Elektra SA de CV	3,117	80,725
Grupo Financiero Banorte SAB de CV	96,564	561,094
Grupo Financiero Inbursa SAB de CV	77,407	195,725
Grupo Mexico SAB de CV (Series B)	191,058	564,988
Grupo Televisa SAB (b)	117,159	775,202
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	104,407	262,212
Industrias CH SAB, Series B (b)	26,827	109,867
Industrias Penoles SAB de CV	9,306	162,134
Kimberly-Clark de Mexico SAB de CV (Class A)	162,206	340,506
Sare Holding SAB de CV (Class B) (a)(b)	119,256	2,708
TV Azteca SAB de CV (b)	230,720	86,023
Urbi Desarrollos Urbanos SA de CV (a)(b)(f)	44,913	0
Wal-Mart de Mexico SAB de CV	339,775	849,981

		10,568,431

MONACO — 0.0% (g)
GasLog, Ltd. (a)	1,028	19,964

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	17,430	402,413
Banque Marocaine pour le Commerce et l’Industrie SA	1,434	97,451
Douja Promotion Groupe Addoha SA	11,016	35,164
Holcim Maroc SA	802	181,940

		716,968

PANAMA — 0.1%
Avianca Holding SA Preference Shares	94,208	132,913

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	19,981	202,407
Credicorp, Ltd.	4,470	628,616
Southern Copper Corp. (a)	15,787	460,665
Volcan Compania Minera SAA (Class B)	303,310	53,839

		1,345,527

PHILIPPINES — 1.7%
Alliance Global Group, Inc.	125,100	74,164
Ayala Land, Inc.	803,080	691,691
Bank of the Philippine Islands	289,547	650,995
BDO Unibank, Inc.	205,054	567,454
Cebu Air, Inc.	87,090	165,607
Cebu Holdings, Inc.	442,100	50,935
East West Banking Corp. (b)	48,700	26,747
Filinvest Land, Inc.	3,694,000	148,752
First Philippine Holdings Corp.	24,410	52,424
GMA Holdings, Inc.	214,100	30,654
GT Capital Holdings, Inc.	570	17,062
Megawide Construction Corp. (b)	278,688	50,500
Megaworld Corp.	402,400	48,882
Philippine Long Distance Telephone Co.	6,150	392,940
Puregold Price Club, Inc.	19,800	18,405
San Miguel Corp.	8,590	12,962
SM Investments Corp.	6,590	132,611
SM Prime Holdings, Inc.	186,690	83,447
Top Frontier Investment Holding Ltd. (b)	1,001	2,307
Universal Robina Corp.	13,990	70,732
Vista Land & Lifescapes, Inc.	64,100	12,318

		3,301,589

POLAND — 1.1%
Asseco Poland SA	5,186	80,700
Bank Pekao SA	9,463	458,737
Bank Zachodni WBK SA	1,398	127,208
Bioton SA (b)	2,170	3,245
Eurocash SA	488	4,214
Getin Holding SA (b)	18,571	10,188
Getin Noble Bank SA (b)	51,687	23,039
Globe Trade Centre SA (b)	11,603	17,229
Grupa Lotos SA (b)	10,052	71,794

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

KGHM Polska Miedz SA	10,135	$320,770
LPP SA	26	48,514
mBank	1,531	177,812
Orange Polska SA	62,043	155,946
Orbis SA	4,855	59,799
PGE Polska Grupa Energetyczna SA	35,306	194,060
Polimex- Mostostal SA (b)	48,371	893
Polski Koncern Naftowy Orlen SA	2,531	39,552
Powszechna Kasa Oszczednosci Bank Polski SA	28,051	251,545
Powszechny Zaklad Ubezpieczen SA	1,803	232,538

		2,277,783

QATAR — 0.7%
Industries Qatar QSC	2,677	102,191
Mannai Corp. QSC	1,759	50,192
Masraf Al Rayan QSC	19,080	249,684
Mazaya Qatar Real Estate Development QSC	9,357	46,769
Medicare Group	1,425	55,689
National Leasing	15,336	87,394
Ooredoo QSC	4,894	134,001
Qatar National Bank SAQ	9,078	482,415
Qatari Investors Group QSC	5,258	55,666
Vodafone Qatar QSC	18,988	92,978

		1,356,979

RUSSIA — 3.9%
Evraz PLC	12,612	35,142
Gazprom OAO ADR	275,202	1,308,310
LSR Group OJSC GDR	7,058	16,022
Lukoil OAO ADR	25,664	1,188,756
Magnit PJSC GDR	6,227	317,888
Mechel ADR (b)	16,526	20,492
MMC Norilsk Nickel OJSC ADR	39,567	702,908
Mobile Telesystems OJSC (b)	13,358	57,187
Mobile Telesystems OJSC ADR	50,767	512,747
NOVATEK OAO GDR	6,106	457,950
Novolipetsk Steel OJSC GDR	1,774	23,683
Novorossiysk Commercial Sea Port PJSC GDR	3,276	6,028
Pharmstandard OJSC GDR (b)	3,672	15,533
Polymetal International PLC	6,444	55,101
Rosneft OAO GDR	123,006	529,541
Rostelecom OJSC ADR	4,972	39,478
Sberbank of Russia ADR (c)	80,933	353,677
Sberbank of Russia ADR (c)	6,157	27,054
Severstal PAO GDR	29,483	331,094
Sistema JSFC GDR	7,832	57,957
Surgutneftegas OAO ADR	110,861	682,904
Tatneft OAO ADR	17,961	535,058
TMK OAO GDR	2,682	8,046
Uralkali PJSC GDR	4,573	61,049
VimpelCom, Ltd. ADR	31,151	163,231
VTB Bank OJSC GDR	32,107	64,792
X5 Retail Group NV GDR (b)	2,173	33,356
Yandex NV (Class A) (b)	5,985	90,762

		7,695,746

SOUTH AFRICA — 8.6%
Adcock Ingram Holdings, Ltd. (a)(b)	6,561	28,158
Adcorp Holdings, Ltd.	30,365	79,996
African Bank Investments, Ltd. (a)(b)(d)	188,976	4,835
African Rainbow Minerals, Ltd.	6,476	52,850
Allied Electronics Corp., Ltd.	36,096	41,708
Anglo American Platinum, Ltd. (b)	1,766	43,365
AngloGold Ashanti, Ltd. (b)	15,591	150,155
Aquarius Platinum, Ltd. (b)	63,977	8,462
ArcelorMittal South Africa, Ltd. (b)	12,105	18,863
Aspen Pharmacare Holdings, Ltd. (b)	21,083	668,183
Aveng, Ltd. (b)	34,942	32,415
Barclays Africa Group, Ltd.	21,003	320,690
Barloworld, Ltd.	14,947	114,481
Bidvest Group, Ltd.	21,911	594,384
Business Connexion Group, Ltd.	128,634	66,142
Coronation Fund Managers, Ltd.	51,889	420,765
Discovery, Ltd.	19,560	201,472
FirstRand, Ltd.	165,727	763,784
Foschini Group, Ltd.	19,701	293,607
Gold Fields, Ltd.	34,763	147,243
Grindrod, Ltd.	58,805	84,449
Group Five, Ltd.	16,706	34,663
Harmony Gold Mining Co., Ltd. (b)	14,073	24,554
Impala Platinum Holdings, Ltd. (b)	24,992	121,348
Imperial Holdings, Ltd.	11,540	183,735
Investec, Ltd.	12,737	105,659
Invicta Holdings, Ltd.	41,300	247,979
Kumba Iron Ore, Ltd. (a)	2,480	31,931
Lewis Group, Ltd. (a)	15,102	96,473
Massmart Holdings, Ltd.	9,834	121,746
MMI Holdings, Ltd.	55,901	151,422
MTN Group, Ltd.	76,336	1,291,561
Murray & Roberts Holdings, Ltd.	41,858	47,295
Naspers, Ltd. (Class N)	19,693	3,039,382
Nedbank Group, Ltd. (a)	22,631	444,131
Netcare, Ltd.	131,508	452,606
Northam Platinum, Ltd. (b)	17,587	66,930
PPC, Ltd.	12,804	19,370
PSG Group, Ltd.	26,059	355,734
Rand Merchant Insurance Holdings, Ltd.	69,366	264,840
Remgro, Ltd.	26,980	591,873
RMB Holdings, Ltd.	56,540	326,092
Sanlam, Ltd.	118,725	767,934
Sappi, Ltd. (b)	17,753	71,693
Sasol, Ltd.	21,807	741,829
Shoprite Holdings, Ltd.	29,808	404,132
Sibanye Gold, Ltd.	39,411	84,311
Standard Bank Group, Ltd.	57,279	794,212
Steinhoff International Holdings, Ltd. (a)	124,849	783,433

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sun International, Ltd.	10,397	$108,121
Telkom SA SOC, Ltd. (b)	16,826	109,986
Tiger Brands, Ltd.	12,285	309,643
Times Media Group, Ltd.	364	616
Trans Hex Group, Ltd.	1,445	377
Truworths International, Ltd.	35,622	259,486
Wilson Bayly Holmes-Ovcon, Ltd.	14,471	134,567
Woolworths Holdings, Ltd.	65,118	463,008

		17,188,679

TAIWAN — 14.2%
Acer, Inc. (b)	173,701	112,137
Adlink Technology, Inc.	29,101	74,682
Advanced Semiconductor Engineering, Inc.	433,007	584,677
Advancetek Enterprise Co. Ltd.	152,000	120,959
AGV Products Corp. (b)	311,000	80,409
APCB, Inc.	60,000	45,638
Asustek Computer, Inc.	34,340	345,705
AU Optronics Corp. ADR (a)	69,213	346,757
Audix Corp.	45,600	62,957
Bank of Kaohsiung	91,714	26,995
Basso Industry Corp.	181,000	285,181
Biostar Microtech International Corp.	121,000	38,168
C Sun Manufacturing Ltd.	58,000	40,780
Carnival Industrial Corp.	123,000	32,116
Catcher Technology Co., Ltd.	36,000	377,373
Cathay Financial Holding Co., Ltd.	314,541	502,622
Cathay No. 1 REIT	82,000	47,748
Center Laboratories, Inc. (b)	34,204	95,649
Champion Building Materials Co. Ltd.	85,000	25,182
Chang Hwa Commercial Bank, Ltd.	437,861	253,285
Chang Wah Electromaterials, Inc.	8,257	22,668
Charoen Pokphand Enterprise	258,600	239,261
Cheng Loong Corp.	36,000	14,267
Cheng Shin Rubber Industry Co., Ltd.	21,850	50,208
China Airlines, Ltd. (b)	118,000	60,527
China Chemical & Pharmaceutical Co., Ltd.	94,000	61,285
China Development Financial Holding Corp.	743,945	257,968
China Steel Chemical Corp.	39,595	187,915
China Steel Corp.	480,451	399,224
Chipbond Technology Corp.	19,000	40,137
Chong Hong Construction Co., Ltd.	7,350	14,893
Chung Hwa Pulp Corp. (b)	135,000	40,168
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	37,000	37,248
Chunghwa Telecom Co., Ltd.	154,457	491,162
CMC Magnetics Corp. (b)	189,000	25,309
Compal Electronics, Inc.	311,774	259,563
Coxon Precise Industrial Co. Ltd.	10,000	23,778
CTBC Financial Holding Co., Ltd.	726,462	482,915
Da-Li Construction Co. Ltd. (b)	67,363	91,497
Delta Electronics, Inc.	123,340	778,512
Dimerco Express Taiwan Corp.	166,000	116,715
Eclat Textile Co., Ltd.	8,486	111,601
Elan Microelectronics Corp.	2,000	3,420
Elite Semiconductor Memory Technology, Inc.	98,750	157,640
Epistar Corp.	38,180	61,498
Etron Technology, Inc. (b)	12,445	8,054
Eva Airways Corp. (b)	79,782	58,517
Excelsior Medical Co., Ltd.	24,000	39,655
Far Eastern New Century Corp.	331,559	342,261
Flytech Technology Co. Ltd.	8,436	34,240
Formosa Chemicals & Fibre Corp.	164,243	376,882
Formosa Plastics Corp.	255,714	620,284
Founding Construction & Development Co. Ltd.	233,932	152,889
Foxconn Technology Co., Ltd.	78,348	210,330
Fubon Financial Holding Co., Ltd.	393,903	707,490
Fullerton Technology Co. Ltd.	30,000	26,079
Fwusow Industry Co. Ltd.	117,300	58,481
Giant Manufacturing Co., Ltd.	25,302	244,206
Grape King, Inc.	100,000	433,046
Great Wall Enterprise Co.	32,300	27,097
HannStar Display Corp.	87,500	19,155
Hermes Microvision, Inc.	2,000	115,372
Himax Technologies, Inc. ADR (a)	3,105	19,655
Hiwin Technologies Corp.	8,911	65,928
Hocheng Corp.	177,000	58,830
Hon Hai Precision Industry Co., Ltd.	543,243	1,590,318
Hong TAI Electric Industrial	113,000	38,461
Hotai Motor Co., Ltd.	41,000	633,541
HTC Corp. (b)	55,198	246,089
Hua Nan Financial Holdings Co., Ltd.	443,712	253,833
Hung Sheng Construction Co. Ltd. (b)	65,000	39,158
Ibase Technology, Inc.	111,145	214,902
Innolux Corp.	239,820	119,948
Inotera Memories, Inc. (b)	22,000	29,354
Janfusun Fancyworld Corp. (b)	358,112	52,189
KEE TAI Properties Co., Ltd.	63,000	39,664
Kenda Rubber Industrial Co., Ltd.	4,451	8,720
Kerry TJ Logistics Co., Ltd.	54,000	67,220
Kindom Construction Co.	42,000	38,188
Kung Long Batteries Industrial Co. Ltd.	9,000	32,646
Kuoyang Construction Co., Ltd.	43,225	19,133
Kwong Fong Industries	32,000	20,147
Largan Precision Co., Ltd.	3,000	258,389
Leofoo Development Co. (b)	115,000	42,082
Lite-On Technology Corp.	163,404	211,762
Long Bon International Co., Ltd.	11,000	8,050
Long Chen Paper Co. Ltd.	954,301	401,056
MediaTek, Inc.	54,329	735,325
Medigen Biotechnology Corp. (b)	5,248	23,397
Mega Financial Holding Co., Ltd.	331,921	275,275
Merida Industry Co., Ltd.	2,100	16,510
Merry Electronics Co., Ltd.	13,356	42,898
Mosel Vitelic, Inc. (b)	3,758	673
Namchow Chemical Industrial Ltd.	53,000	114,334
Nan Ya Plastics Corp.	250,486	556,369

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Nanya Technology Corp. (b)	3,603	$9,097
National Petroleum Co., Ltd.	345,000	416,227
Neo Solar Power Corp.	15,870	14,049
New Era Electronics Co. Ltd.	24,000	26,040
Newmax Technology Co., Ltd.	25,185	29,298
Nexcom International Co. Ltd.	71,638	116,077
Novatek Microelectronics Corp.	31,225	161,663
Pacific Hospital Supply Co. Ltd.	21,000	46,510
Pan Jit International, Inc. (b)	9,000	4,128
Pegatron Corp.	55,686	150,738
Phytohealth Corp. (b)	9,000	9,075
Pihsiang Machinery Manufacturing Co. Ltd. (b)	24,000	42,953
Portwell, Inc.	25,000	44,423
Pou Chen Corp.	225,531	315,700
Powertech Technology, Inc.	67,285	115,905
Precision Silicon Corp. (b)	909	490
Promate Electronic Co., Ltd.	57,000	71,500
ProMOS Technologies, Inc. (b)(f)	130,950	0
Quanta Computer, Inc.	216,664	523,483
Sampo Corp.	208,000	91,403
Sesoda Corp.	74,475	94,373
Shih Wei Navigation Co., Ltd.	103,402	60,640
Shin Kong Financial Holding Co., Ltd.	263,437	74,847
Siliconware Precision Industries Co., Ltd.	157,578	262,378
Sinbon Electronics Co., Ltd.	71,000	115,724
Sinon Corp.	114,000	61,755
SinoPac Financial Holdings Co., Ltd.	653,230	272,440
Sinphar Pharmaceutical Co., Ltd.	75,120	92,309
Solar Applied Materials Technology Corp.	162,250	137,153
Solartech Energy Corp. (b)	10,041	6,322
Stark Technology, Inc.	53,000	49,545
Supreme Electronics Co. Ltd.	142,347	76,883
Ta Ya Electric Wire & Cable	363,000	75,291
Tainan Enterprises Co., Ltd.	40,000	38,351
Taishin Financial Holding Co., Ltd.	630,836	268,141
Taisun Enterprise Co., Ltd. (b)	147,000	58,725
Taiwan Acceptance Corp.	9,000	22,378
Taiwan Cement Corp.	276,533	389,744
Taiwan Chinsan Electronic Industrial Co. Ltd.	28,000	44,743
Taiwan Cogeneration Corp.	42,000	36,376
Taiwan Fire & Marine Insurance Co.	23,000	16,539
Taiwan FU Hsing Industrial Co., Ltd.	33,000	40,393
Taiwan Land Development Corp.	167,587	83,820
Taiwan Mobile Co., Ltd.	4,000	13,998
Taiwan Paiho Ltd.	51,000	123,058
Taiwan Pulp & Paper Corp. (b)	288,000	103,547
Taiwan Sakura Corp.	94,000	68,495
Taiwan Semiconductor Manufacturing Co., Ltd.	716,500	3,331,759
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,412	925,394
Taiwan Tea Corp.	98,913	54,056
Taiwan Union Technology Corp.	121,000	121,425
Taiyen Biotech Co., Ltd.	47,500	40,077
Tatung Co., Ltd. (b)	160,885	43,345
TPK Holding Co., Ltd.	8,000	55,992
Transasia Airways Corp.	239,000	88,221
Tripod Technology Corp.	67,320	135,544
Uni-President Enterprises Corp.	109,955	184,137
United Microelectronics Corp. ADR (a)	234,556	572,317
Unity Opto Technology Co., Ltd.	12,759	12,947
Ve Wong Corp.	55,000	41,834
Visual Photonics Epitaxy Co., Ltd.	145,259	181,980
Wei Chuan Food Corp.	30,000	24,017
Wei Mon Industry Co. Ltd. (b)	212,450	66,268
Weikeng Industrial Co., Ltd.	61,000	45,618
Winbond Electronics Corp. (b)	43,000	14,155
Wistron Corp.	143,126	121,673
Zeng Hsing Industrial Co. Ltd.	23,350	141,787
Zenitron Corp.	131,000	79,756

		28,435,510

THAILAND — 3.2%
Advanced Info Service PCL	98,415	716,790
Airports of Thailand PCL	16,000	137,677
Bangkok Dusit Medical Services PCL	45,000	27,243
Bangkok Expressway PCL	323,559	387,793
Bangkokland PCL	635,600	29,299
Banpu PCL	128,280	116,296
BEC World PCL (d)	24,600	30,996
Big C Supercenter PCL	3,600	25,446
BTS Group Holdings PCL	29,500	8,295
Central Pattana PCL	47,500	62,404
Central Plaza Hotel PCL	35,200	35,427
CH Karnchang PCL	6,048	4,609
Charoen Pokphand Foods PCL	17,700	12,239
CP ALL PCL	164,300	207,016
Electricity Generating PCL	73,674	343,012
IRPC PCL	825,858	109,133
Jasmine International PCL	158,700	28,043
Kasikornbank PCL (c)	51,900	366,841
Kasikornbank PCL (c)	1,200	8,445
Krung Thai Bank PCL	40,800	28,588
Land and Houses PCL	66,400	20,202
Minor International PCL	7,000	7,529
Pruksa Real Estate PCL	24,100	21,478
PTT Exploration & Production PCL	116,741	391,050
PTT Global Chemical PCL	20,200	32,435
PTT PCL	68,224	677,208
Quality Houses PCL	190,700	22,153
Sansiri PCL	231,233	13,146
Siam Cement PCL (c)	5,500	86,540
Siam Cement PCL (c)	30,800	482,729
Siam Commercial Bank PCL	106,102	580,398
Siam Future Development PCL	135,344	28,907
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	79,966	33,176
Thai Airways International PCL (b)	57,000	18,918

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares		Value

Thai Beverage PCL		365,000	$203,561
Thai Oil PCL		101,795	162,672
Thaicom PCL		36,400	38,872
Ticon Industrial Connection PCL		105,780	49,087
Tisco Financial Group PCL		153,318	215,559
TMB Bank PCL		4,132,317	378,436
Total Access Communication PCL		7,200	18,144
Toyo-Thai Corp. PCL		6,600	5,375
True Corp. PCL (b)		339,373	130,368

			6,303,535

TURKEY — 1.7%
Akbank TAS		93,539	275,592
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)		20,107	168,042
Aselsan Elektronik Sanayi Ve Ticaret AS		2,781	13,174
BIM Birlesik Magazalar AS		3,661	65,000
Coca-Cola Icecek AS		420	7,109
Dogan Sirketler Grubu Holdings AS (b)		143,481	33,708
Eregli Demir ve Celik Fabrikalari TAS		138,316	215,212
Haci Omer Sabanci Holding AS		49,896	176,409
KOC Holding AS		74,887	341,772
Migros Ticaret AS (b)		781	6,271
Tupras-Turkiye Petrol Rafinerileri AS		11,336	269,156
Turk Hava Yollari AO (b)		24,562	81,259
Turkcell Iletisim Hizmetleri AS (b)		43,000	221,086
Turkiye Garanti Bankasi AS		200,784	659,614
Turkiye Halk Bankasi AS		9,566	47,342
Turkiye Is Bankasi (Class C)		116,843	264,151
Turkiye Vakiflar Bankasi Tao (Class D)		16,332	26,795
Ulker Biskuvi Sanayi AS		47,499	356,723
Yapi ve Kredi Bankasi AS		75,166	115,796

			3,344,211

UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC		84,352	148,590
Air Arabia PJSC		194,876	75,342
Aldar Properties PJSC		163,484	105,491
Arabtec Holding PJSC (b)		86,660	53,795
DP World, Ltd.		6,681	144,310
Emaar Properties PJSC		141,174	253,682
First Gulf Bank PJSC		26,802	106,540
National Bank of Abu Dhabi PJSC		52,723	170,820
National Central Cooling Co. PJSC		146,934	43,205

			1,101,775

TOTAL COMMON STOCKS —
(Cost $216,969,749)			195,128,572

CORPORATE BONDS & NOTES — 0.0% (g)
INDIA — 0.0% (g)
NTPC, Ltd. 8.49%, 3/25/2025 (Cost $0)	INR	995,400	16,165

RIGHTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 4/13/15) (b)		45,103	1,827

PHILIPPINES — 0.0% (g)
GT Capital Holdings, Inc. (expiring 04/08/15) (b)(f)		570	0

SOUTH AFRICA — 0.0% (g)
Discovery, Ltd. (expiring 4/2/15) (b)		1,969	5,656

TOTAL RIGHTS —
(Cost $0)			7,483

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (b)		66,786	2,795
KPJ Healthcare Bhd (expiring 01/23/19) (b)		2,080	351
Malaysian Resources Corp. Bhd (expiring 09/16/18) (b)		123,400	6,164

			9,310

THAILAND — 0.0% (g)
Minor International PCL (expiring 11/3/17) (b)		480	63
Sansiri PCL (expiring 11/24/17) (b)		75,433	696

			759

TOTAL WARRANTS —
(Cost $9,950)			10,069

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (h)(i)		9,213,999	9,213,999
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (i)(j)(k)		1,788,956	1,788,956

TOTAL SHORT TERM INVESTMENT —
(Cost $11,002,955)			11,002,955

TOTAL INVESTMENTS — 103.3%
(Cost $227,982,654)			206,165,244
OTHER ASSETS & LIABILITIES — (3.3)%			(6,503,248)

NET ASSETS — 100.0%			$199,661,996

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
INR = Indian Rupee
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

At March 31, 2015, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

MSCI Taiwan Index Futures	4/29/2015	94	$3,318,200	$(29,406)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 18.3%
AES Tiete SA Preference Shares	414,678	$2,231,614
Alupar Investimento SA	101,977	615,799
Banco do Brasil SA ADR (a)	513,236	3,672,204
Banco do Estado do Rio Grande do Sul SA Preference Shares	627,867	2,160,926
CCR SA	2,101,000	10,715,028
CETIP SA — Mercados Organizados	263,800	2,628,838
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,103,938	11,403,344
Companhia Energetica de Minas Gerais ADR (a)	2,663,897	10,895,339
Companhia Energetica de Sao Paulo Preference Shares (Class B)	647,000	4,789,594
EcoRodovias Infraestrutura e Logistica SA	949,300	2,670,194
Grendene SA	208,644	1,067,341
Light SA	528,235	2,379,958
Mahle-Metal Leve SA	90,475	563,328
Souza Cruz SA	746,700	5,934,163
Tractebel Energia SA	212,423	2,346,151
Tractebel Energia SA ADR	311,262	3,437,799
Transmissora Alianca de Energia Electrica SA	351,553	2,303,282
Vale SA Preference Shares ADR (a)	1,604,708	7,782,834

		77,597,736

CHILE — 1.2%
Aguas Andinas SA Class A	2,905,552	1,703,341
Banco de Chile ADR	32,498	2,179,316
Inversiones Aguas Metropolitanas SA	717,483	1,156,789

		5,039,446

CHINA — 9.0%
Bank of China, Ltd. (Class H)	5,163,536	2,983,683
China CITIC Bank Corp., Ltd. (Class H)	3,519,000	2,650,694
China Hongqiao Group, Ltd. (a)	3,080,789	1,847,746
Country Garden Holdings Co., Ltd. (a)	8,870,000	3,580,926
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	2,917,511	2,991,624
Jiangsu Expressway Co., Ltd. (Class H)	10,826,000	14,550,005
Soho China, Ltd. (a)	1,983,500	1,350,808
Xinyi Glass Holdings, Ltd. (a)	6,524,000	4,030,667
Zhejiang Expressway Co., Ltd. (Class H)	3,012,000	3,993,701

		37,979,854

COLOMBIA — 2.7%
Ecopetrol SA ADR (a)	744,301	11,328,261

CZECH REPUBLIC — 0.8%
Komercni Banka AS	15,981	3,450,658

HONG KONG — 5.9%
Agile Property Holdings, Ltd. (a)	8,932,000	5,368,612
Evergrande Real Estate Group, Ltd. (a)	13,410,000	6,762,900
Greentown China Holdings, Ltd. (a)	3,984,500	3,576,930
KWG Property Holding, Ltd.	5,062,000	3,590,974
Poly Property Group Co., Ltd. (a)	9,081,000	4,415,729
Shenzhen Investment, Ltd. (a)	3,662,829	1,355,895

		25,071,040

INDIA — 3.9%
Coal India, Ltd.	120,305	697,632
Indiabulls Housing Finance, Ltd.	497,073	4,431,312
NMDC, Ltd.	5,460,338	11,233,692

		16,362,636

INDONESIA — 2.1%
Indo Tambangraya Megah Tbk PT	2,308,700	2,984,094
Matahari Putra Prima Tbk PT	19,198,300	5,814,552

		8,798,646

MALAYSIA — 2.4%
BIMB Holdings Bhd	709,200	785,128
British American Tobacco Malaysia Bhd	84,400	1,564,710
HAP Seng Consolidated Bhd	1,514,700	1,860,911
Malayan Banking Bhd	1,616,412	4,072,128
YTL Corp. Bhd	4,574,100	2,062,575

		10,345,452

MEXICO — 2.4%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	756,921	8,265,577
PLA Administradora Industrial S de RL de CV (a)(b)	1,044,345	2,121,013

		10,386,590

POLAND — 4.2%
Bank Handlowy w Warszawie SA	30,388	868,400
Bank Pekao SA	75,847	3,676,824
PGE Polska Grupa Energetyczna SA	1,601,265	8,801,362
Powszechny Zaklad Ubezpieczen SA	34,905	4,501,792

		17,848,378

RUSSIA — 2.6%
E.ON Russia JSC (b)	22,721,756	1,150,016
Eurasia Drilling Co., Ltd. GDR	69,186	1,328,371
Gazprom Neft JSC ADR	24,847	330,465
Gazprom Neft OAO ADR	19,077	256,014
MegaFon OAO GDR	396,294	6,340,704
PhosAgro OAO GDR	132,874	1,501,476

		10,907,046

SOUTH AFRICA — 9.5%
Acucap Properties, Ltd.	127,944	600,847
Assore, Ltd. (a)	114,630	1,258,293
Capital Property Fund	1,060,160	1,224,986
Foschini Group, Ltd.	549,451	8,188,538
Growthpoint Properties, Ltd. REIT	1,527,810	3,615,171
Hyprop Investments, Ltd.	130,228	1,268,289
Kumba Iron Ore, Ltd. (a)	303,847	3,912,112
MMI Holdings, Ltd.	1,198,361	3,246,071
Redefine Properties, Ltd.	3,511,772	3,594,014
Resilient Property Income Fund, Ltd.	351,198	3,014,513
Vodacom Group, Ltd. (a)	953,592	10,443,175

		40,366,009

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 3.6%
Macquarie Korea Infrastructure Fund	307,885	$2,172,914
SK Telecom Co., Ltd.	52,990	13,015,255

		15,188,169

TAIWAN — 15.2%
Asustek Computer, Inc.	1,316,000	13,248,322
Chicony Electronics Co., Ltd.	1,107,514	3,107,693
China Steel Chemical Corp.	431,000	2,045,494
Clevo Co.	960,000	1,494,151
Far Eastern New Century Corp.	3,525,780	3,639,588
Farglory Land Development Co., Ltd.	1,039,635	1,199,451
Lite-On Technology Corp.	3,996,928	5,179,784
Radiant Opto-Electronics Corp.	1,810,300	5,635,130
Ruentex Development Co., Ltd.	1,924,000	2,951,486
Ruentex Industries, Ltd.	1,315,000	2,878,795
Synnex Technology International Corp.	2,120,000	2,865,964
Taiwan Cement Corp.	4,112,000	5,795,436
Taiwan Mobile Co., Ltd.	2,182,200	7,636,654
Transcend Information, Inc.	278,000	986,194
WPG Holdings, Ltd.	2,553,000	3,288,140
Yulon Nissan Motor Co., Ltd.	227,000	2,198,178

		64,150,460

THAILAND — 11.9%
Advanced Info Service PCL	30	218
Advanced Info Service PCL NVDR	1,741,045	12,680,629
Delta Electronics Thai PCL NVDR	1,340,616	3,100,226
Intouch Holdings PCL NVDR (a)	4,927,900	11,698,841
Kiatnakin Bank PCL NVDR (a)	592,485	710,108
Land and Houses PCL NVDR	10,582,014	3,170,702
PTT Global Chemical PCL NVDR	7,931,900	12,736,379
Thai Oil PCL (a)	1,704,400	2,723,688
Thai Oil PCL ADR	1,234,600	1,972,932
Tisco Financial Group PCL NVDR	507,700	713,807
TTW PCL NVDR	2,180,600	763,947

		50,271,477

TURKEY — 4.0%
Koza Altin Isletmeleri AS	723,442	7,843,209
Tofas Turk Otomobil Fabrikasi AS	584,879	3,547,793
Turk Telekomunikasyon AS	1,722,899	4,578,472
Turk Traktor ve Ziraat Makineleri AS	33,598	1,001,535

		16,971,009

TOTAL COMMON STOCKS —
(Cost $473,476,181)		422,062,867

SHORT TERM INVESTMENTS — 14.2%
UNITED STATES — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	58,975,610	58,975,610
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	1,040,949	1,040,949

TOTAL SHORT TERM INVESTMENT —
(Cost $60,016,559)		60,016,559

TOTAL INVESTMENTS — 113.9%
(Cost $533,492,740)		482,079,426
OTHER ASSETS & LIABILITIES — (13.9)%		(58,882,706)

NET ASSETS — 100.0%		$423,196,720

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 12.4%
Ambev SA ADR (a)	518,897	$2,988,847
Banco Bradesco SA Preference Shares ADR	287,527	2,668,250
BRF SA ADR	75,536	1,494,102
Itau Unibanco Holding SA Preference Shares ADR	314,455	3,477,872
Petroleo Brasileiro SA ADR (a)	169,503	1,018,713
Ultrapar Participacoes SA ADR	49,453	998,951
Vale SA ADR (a)	168,489	951,963

		13,598,698

CHINA — 55.0%
Agricultural Bank of China, Ltd. (Class H)	2,723,000	1,348,672
Alibaba Group Holding, Ltd. ADR (a)(b)	42,109	3,505,153
Baidu, Inc. ADR (b)	31,117	6,484,783
Bank of China, Ltd. (Class H)	7,808,254	4,511,899
Bank of Communications Co., Ltd. (Class H)	2,353,000	2,018,231
China Construction Bank Corp. (Class H)	9,307,610	7,731,281
China Life Insurance Co., Ltd. (Class H)	849,000	3,717,705
China Merchants Bank Co., Ltd. (Class H)	523,860	1,279,742
China Petroleum & Chemical Corp. (Class H)	2,903,174	2,310,392
China Shenhua Energy Co., Ltd. (Class H)	386,500	987,057
China Telecom Corp., Ltd. (Class H)	1,582,000	1,014,122
Hengan International Group Co., Ltd.	88,500	1,062,724
Industrial & Commercial Bank of China, Ltd. (Class H)	9,292,960	6,856,106
PetroChina Co., Ltd. (Class H)	2,398,171	2,653,963
Ping An Insurance Group Co. of China, Ltd. (Class H)	225,000	2,704,742
Tencent Holdings, Ltd.	608,126	11,545,927
Want Want China Holdings, Ltd. (a)	781,000	829,045

		60,561,544

HONG KONG — 13.0%
China Mobile, Ltd.	626,000	8,171,133
China Overseas Land & Investment, Ltd.	452,560	1,462,215
CITIC, Ltd.	623,000	1,067,121
CNOOC, Ltd.	1,833,221	2,591,509
Lenovo Group, Ltd. (a)	724,000	1,057,091

		14,349,069

INDIA — 9.5%
HDFC Bank, Ltd. ADR	44,921	2,645,398
ICICI Bank, Ltd. ADR	160,203	1,659,703
Infosys, Ltd. ADR (a)	109,788	3,851,363
Reliance Industries, Ltd. GDR (c)	48,471	1,282,058
Tata Motors, Ltd. ADR (a)	21,413	964,870

		10,403,392

RUSSIA — 9.8%
Gazprom OAO ADR	674,025	3,204,315
Lukoil OAO ADR (d)	1,675	76,933
Lukoil OAO ADR (d)	57,412	2,659,324
Magnit PJSC GDR	32,842	1,676,584
MMC Norilsk Nickel OJSC ADR	55,870	992,530
Sberbank of Russia ADR (d)	14,597	63,789
Sberbank of Russia ADR (d)	292,709	1,286,163
Tatneft OAO ADR	27,709	825,451

		10,785,089

TOTAL COMMON STOCKS —
(Cost $131,179,449)		109,697,792

SHORT TERM INVESTMENTS — 9.5%
UNITED STATES — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,994,758	9,994,758
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	449,362	449,362

TOTAL SHORT TERM INVESTMENT —
(Cost $10,444,120)		10,444,120

TOTAL INVESTMENTS — 109.2%
(Cost $141,623,569)		120,141,912
OTHER ASSETS & LIABILITIES — (9.2)%		(10,104,691)

NET ASSETS — 100.0%		$110,037,221

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Public Joint Stock Company

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRITISH VIRGIN ISLANDS — 0.1%
Lenta, Ltd. GDR (a)	7,174	$55,240

CYPRUS — 0.3%
QIWI PLC ADR	4,467	107,297
TCS Group Holding PLC GDR	11,926	28,623

		135,920

CZECH REPUBLIC — 2.7%
CEZ AS	30,155	737,499
Komercni Banka AS	2,280	492,303
O2 Czech Republic AS	13,822	110,491

		1,340,293

GREECE — 5.3%
Aegean Airlines SA (a)	4,799	38,295
Alpha Bank AE (a)	665,867	196,664
Athens Water Supply & Sewage Co. SA	4,468	25,673
Costamare, Inc.	3,309	58,271
Diana Shipping, Inc. (a)	3,696	22,619
DryShips, Inc. (a)	40,218	30,566
Ellaktor SA (a)	17,905	34,229
Eurobank Ergasias SA (a)	800,000	90,216
FF Group (a)	4,817	143,512
Fourlis Holdings SA (a)	6,626	19,214
Frigoglass SAIC (a)	6,690	11,352
GEK Terna Holding Real Estate Construction SA (a)	12,633	23,472
Grivalia Properties REIC	5,977	48,787
Hellenic Exchanges — Athens Stock Exchange SA Holding (a)	10,348	51,901
Hellenic Petroleum SA (a)	8,529	32,518
Hellenic Telecommunications Organization SA (a)	35,519	314,716
Intralot SA — Integrated Lottery Systems & Services (a)	19,869	32,009
JUMBO SA	15,878	165,073
Lamda Development SA (a)	4,173	16,359
Marfin Investment Group Holdings SA (a)	85,239	11,993
Metka SA	4,046	37,805
Motor Oil Hellas Corinth Refineries SA	8,733	64,717
Mytilineos Holdings SA (a)	12,047	72,197
National Bank of Greece SA (a)	240,114	283,671
Navios Maritime Holdings, Inc.	6,588	27,538
OPAP SA	33,752	316,459
Piraeus Bank SA (a)	251,044	96,794
Piraeus Port Authority SA	1,148	13,809
Public Power Corp. SA (a)	16,977	103,930
Safe Bulkers, Inc.	2,893	10,386
Terna Energy SA (a)	8,658	20,364
Titan Cement Co. SA	7,793	178,860
Tsakos Energy Navigation, Ltd.	3,058	25,014

		2,618,983

HUNGARY — 3.0%
Magyar Telekom Telecommunications PLC (a)	103,144	152,209
MOL Hungarian Oil and Gas PLC	8,845	383,973
OTP Bank PLC	32,272	613,098
Richter Gedeon NyRt	25,042	345,327

		1,494,607

MONACO — 0.2%
GasLog, Ltd. (b)	5,201	101,003

POLAND — 19.5%
Agora SA (a)	35,737	96,046
Asseco Poland SA	17,315	269,441
Bank Handlowy w Warszawie SA	4,672	133,512
Bank Millennium SA	23,967	42,036
Bank Pekao SA	21,371	1,035,999
Bank Zachodni WBK SA	4,375	398,094
CCC SA	3,148	151,858
Cyfrowy Polsat SA	23,933	157,491
Echo Investment SA (a)	89,046	155,945
Enea SA	17,988	78,376
Energa SA	28,425	186,676
Eurocash SA	10,858	93,760
Getin Holding SA (a)	63,181	34,661
Getin Noble Bank SA (a)	191,870	85,523
Globe Trade Centre SA (a)	42,639	63,315
Grupa Azoty SA	3,735	79,793
Grupa Kety SA	453	35,843
ING Bank Slaski SA	3,888	140,282
Jastrzebska Spolka Weglowa SA (a)	2,714	12,369
KGHM Polska Miedz SA	22,550	713,702
LPP SA	117	218,312
Lubelski Wegiel Bogdanka SA	7,879	174,350
mBank	2,510	291,515
Netia SA	171,229	266,452
Orange Polska SA	127,412	320,252
Orbis SA	5,275	64,972
PGE Polska Grupa Energetyczna SA	89,650	492,762
Polski Koncern Naftowy Orlen SA	46,656	729,096
Polskie Gornictwo Naftowe i Gazownictwo SA	264,013	382,981
Powszechna Kasa Oszczednosci Bank Polski SA	133,584	1,197,905
Powszechny Zaklad Ubezpieczen SA	8,024	1,034,877
Synthos SA	87,352	101,371
Tauron Polska Energia SA	241,505	280,901
TVN SA (a)	45,562	206,089

		9,726,557

RUSSIA — 47.3%
Bank Otkritie Financial Corp. PJSC GDR (a)(c)	7,690	74,417
CTC Media, Inc.	9,624	38,111
Etalon Group, Ltd. GDR	15,062	32,157
Eurasia Drilling Co., Ltd. GDR	7,732	148,454
Evraz PLC	76,687	213,681
Gazprom Neft OAO ADR	6,355	85,284
Gazprom OAO ADR	884,174	4,203,363
Globaltrans Investment PLC GDR	12,463	56,333
LSR Group OJSC GDR	31,131	70,667
Lukoil OAO ADR	79,089	3,663,403
Magnit PJSC (a)	1,000	194,831
Magnit PJSC GDR	33,201	1,694,911
Mail.ru Group, Ltd. GDR (a)	15,404	306,078
Mechel ADR (a)	22,467	27,859

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MegaFon OAO GDR	15,277	$244,432
MMC Norilsk Nickel OJSC ADR	78,626	1,396,791
Mobile Telesystems OJSC (a)	38,158	163,359
Mobile Telesystems OJSC ADR	81,015	818,252
NovaTek OAO GDR	12,364	927,300
Novolipetsk Steel OJSC GDR	13,746	183,509
O’Key Group SA GDR	5,801	21,145
Pharmstandard OJSC GDR (a)	6,162	26,065
PhosAgro OAO GDR	13,823	156,200
PIK Group GDR	55,702	181,310
Polymetal International PLC	34,497	294,974
Polyus Gold International, Ltd.	99,769	276,960
Rosneft OAO GDR	178,594	768,847
Rostelecom OJSC ADR	28,252	224,321
RusHydro JSC ADR (d)	144,826	139,033
RusHydro JSC ADR (d)	8,255	7,991
Sberbank (a)	1,540,110	1,653,319
Sberbank of Russia ADR	26,982	118,559
Severstal PAO GDR	33,627	377,631
Sistema JSFC GDR	28,027	207,400
Surgutneftegas OAO ADR	178,540	1,099,806
Surgutneftegas OAO Preference Share (a)	581,400	445,198
Tatneft OAO ADR	34,417	1,025,282
TMK OAO GDR	7,025	21,075
United Co. RUSAL PLC (a)	169,134	105,367
Uralkali PJSC GDR	35,836	478,411
VimpelCom, Ltd. ADR	33,069	173,282
VTB Bank OJSC GDR	235,762	475,768
X5 Retail Group NV GDR (a)	15,867	243,559
Yandex NV (a)	32,154	487,615

		23,552,310

TURKEY — 21.0%
Akbank TAS	258,907	762,811
Anadolu Anonim Turk Sigorta Sirketi	223,168	112,594
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	36,908	308,455
Arcelik AS	74,262	429,012
BIM Birlesik Magazalar AS	29,535	524,384
Coca-Cola Icecek AS	7,373	124,800
Dogan Sirketler Grubu Holdings AS (a)	289,138	67,928
Dogus Otomotiv Servis ve Ticaret AS	31,791	168,352
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	309,720	351,887
Enka Insaat ve Sanayi AS	156,348	313,118
Eregli Demir ve Celik Fabrikalari TAS	301,971	469,849
Ford Otomotiv Sanayi AS	6,255	80,822
Haci Omer Sabanci Holding AS	171,646	606,859
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (a)	122,794	79,451
KOC Holding AS	170,239	776,943
Kombassan Holdings AS (a)	17,369	14,917
Koza Altin Isletmeleri AS	4,281	46,413
Petkim Petrokimya Holding AS	26,826	35,747
TAV Havalimanlari Holding AS (a)	16,819	140,887
Tekfen Holding AS (a)	8,946	16,193
Tofas Turk Otomobil Fabrikasi AS	8,266	50,140
Tupras-Turkiye Petrol Rafinerileri AS	23,706	562,864
Turk Hava Yollari AO (a)	180,224	596,235
Turk Sise ve Cam Fabrikalari AS	85,580	105,801
Turk Telekomunikasyon AS	44,988	119,552
Turkcell Iletisim Hizmetleri AS (a)	134,876	693,470
Turkiye Garanti Bankasi AS	386,436	1,269,516
Turkiye Halk Bankasi AS	70,383	348,323
Turkiye Is Bankasi (Class C)	220,105	497,599
Turkiye Vakiflar Bankasi Tao (Class D)	107,925	177,069
Ulker Biskuvi Sanayi AS	13,279	99,727
Vestel Elektronik Sanayi ve Ticaret AS (a)	34,330	76,157
Yapi ve Kredi Bankasi AS	213,789	329,350
Yazicilar Holding AS (Class A)	14,573	121,230

		10,478,455

TOTAL COMMON STOCKS —
(Cost $90,313,727)		49,503,368

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	78,000	78,000
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	173,583	173,583

TOTAL SHORT TERM INVESTMENT —
(Cost $251,583)		251,583

TOTAL INVESTMENTS — 99.9%
(Cost $90,565,310)		49,754,951
OTHER ASSETS & LIABILITIES — 0.1%		34,401

NET ASSETS — 100.0%		$49,789,352

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PIK = Payment in Kind
PJSC = Private Joint Stock Company
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 47.8%
AES Tiete SA Preference Shares	14,540	$78,248
All America Latina Logistica SA	35,170	43,686
Ambev SA ADR (a)	215,469	1,241,101
B2W Cia Digital (b)	9,847	61,465
Banco Bradesco SA	7,646	72,080
Banco Bradesco SA Preference Shares ADR	144,079	1,337,055
Banco do Brasil SA	34,407	246,633
Banco do Brasil SA ADR (a)	13,166	94,203
Banco Santander Brazil SA ADS ADR (a)	21,900	96,579
BB Seguridade Participacoes SA	32,604	334,599
Bematech SA	10,211	31,054
BM&FBovespa SA	86,795	303,067
BR Malls Participacoes SA	18,806	99,676
BR Properties SA	9,944	40,665
Bradespar SA Preference Shares	20,229	67,027
Braskem SA Preference Shares ADR	9,209	63,910
BRF SA	12,127	240,180
BRF — Brasil Foods SA ADR	22,793	450,846
CCR SA	50,521	257,655
Centrais Eletricas Brasileiras SA	2,775	5,001
Centrais Eletricas Brasileiras SA ADR (a)	20,194	36,551
CETIP SA — Mercados Organizados	11,831	117,899
Cia Hering	7,210	36,996
Cielo SA	31,470	449,881
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	8,788	262,058
Companhia de Saneamento Basico do Estado de Sao Paulo	30,440	168,672
Companhia Energetica de Minas Gerais ADR	55,428	226,701
Companhia Energetica de Sao Paulo Preference Shares (Class B)	17,859	132,206
Companhia Paranaense de Energia Preference Shares	9,772	102,884
Companhia Siderurgica Nacional SA ADR (a)	49,722	83,533
Cosan Logistica SA (b)	11,577	9,671
Cosan SA Industria e Comercio	11,577	101,024
Cosan, Ltd.	8,184	51,981
CPFL Energia SA ADR (a)	13,357	169,901
Cyrela Brazil Realty SA	24,259	100,570
Duratex SA	47,589	129,540
Embraer SA	34,573	265,563
Estacio Participacoes SA	15,134	87,790
Fibria Celulose SA ADR (a)(b)	17,193	242,937
Gafisa SA	17,074	11,486
Gerdau SA ADR (a)	33,429	106,973
Gerdau SA Preference Shares	6,503	20,672
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	11,082	27,115
Grupo BTG Pactual	10,823	86,453
Hypermarcas SA (b)	17,628	108,655
Investimentos Itau SA	40,757	128,796
Investimentos Itau SA Preference Shares	155,789	486,460
Itau Unibanco Holding SA Preference Shares ADR	150,602	1,665,658
Itausa — Investimentos Itau SA (b)(c)(d)	1,173	3,663
Itausa — Investimentos Itau SA (b)(c)(d)	302	954
JBS SA	53,799	239,024
Kepler Weber SA	4,186	36,345
Klabin SA	29,915	170,349
Kroton Educacional SA	59,246	190,745
Linx SA	2,530	36,967
Localiza Rent a Car SA	7,332	83,274
Lojas Americanas SA Preference Shares	31,925	164,315
Lojas Renner SA	10,862	308,517
M Dias Branco SA	662	17,836
Metalurgica Gerdau SA Preference Shares	29,037	98,210
MRV Engenharia e Participacoes SA	6,129	15,399
Multiplan Empreendimentos Imobiliarios SA	4,476	78,496
Natura Cosmeticos SA	13,838	116,468
Oi SA (b)	28	45
Oi SA Preference Shares (b)	305	490
Oi SA, ADR (b)(c)	5,023	8,187
Oi SA, ADR (a)(b)(c)	5,354	8,245
PDG Realty SA Empreendimentos e Participacoes (b)	63,510	9,936
Petroleo Brasileiro SA ADR (a)	63,021	378,756
Petroleo Brasileiro SA Preference Shares ADR	114,107	694,912
Prumo Logistica SA (b)	115,044	9,359
Qualicorp SA (b)	5,643	40,255
Raia Drogasil SA	400	3,584
Souza Cruz SA	35,177	279,558
Telefonica Brasil SA Preference Shares	20,392	315,696
Tim Participacoes SA	12,342	41,087
Tim Participacoes SA ADR (a)	11,359	188,332
Totvs SA	7,077	80,821
Tractebel Energia SA ADR	9,806	108,304
Ultrapar Participacoes SA ADR	23,836	481,487
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	33,444	52,674
Usinas Siderurgicas de Minas Gerais SA Preference Shares (b)	10,028	15,594
Vale SA ADR (a)	56,034	316,592
Vale SA Preference Shares ADR (a)	118,217	573,352
Weg SA	14,674	146,001

		15,897,185

CHILE — 10.5%
Antarchile SA	19,015	232,121
Banco de Chile ADR	3,002	201,314
Banco de Credito e Inversiones	4,930	220,759
Banco Santander Chile ADR	3,595	77,940
Banmedica SA	13,988	25,580
Bupa Chile SA	45,000	37,893
CAP SA	7,672	26,387
Cencosud SA	95,992	227,846
Cia Cervecerias Unidas SA	6,000	62,457
Colbun SA	31,043	9,187

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Empresa Nacional de Electricidad SA ADR	8,413	$379,006
Empresas AquaChile SA (b)	22,933	14,347
Empresas CMPC SA	111,602	306,413
Empresas COPEC SA	35,990	419,133
Enersis SA ADR (a)	26,656	433,426
Gasco SA	2,593	21,620
Grupo Security SA	41,244	12,901
Latam Airlines Group SA ADR (a)(b)	20,448	164,811
SACI Falabella	62,168	476,392
Sociedad Matriz SAAM SA	80,937	6,491
Sociedad Quimica y Minera de Chile SA ADR	3,851	70,281
Socovesa SA	32,270	7,972
Sonda SA	18,679	44,061
Vina Concha y Toro SA	1,680	3,467

		3,481,805

COLOMBIA — 5.7%
Almacenes Exito SA	11,845	113,994
Banco Davivienda SA Preference Shares	6,813	66,354
Banco de Bogota SA	4,090	86,910
BanColombia SA	11,973	112,921
BanColombia SA ADR (a)	7,105	279,440
Bolsa de Valores de Colombia	1,214,855	8,324
Celsia SA ESP	12,429	23,109
Cementos Argos SA	15,567	51,116
Constructora Conconcreto SA	6,655	3,113
Corp Financiera Colombiana SA	4,734	65,022
Ecopetrol SA ADR (a)	10,892	165,776
Empresa de Energia de Bogota SA	103,073	64,477
Empresa de Telecomunicaciones de Bogota	58,718	10,059
Grupo Argos SA	17,450	111,778
Grupo Argos SA/Colombia Preference Shares	5,293	34,516
Grupo Aval Acciones y Valores	243,693	108,820
Grupo Aval Acciones y Valores Preference Shares	254,289	114,041
Grupo de Inversiones Suramericana SA	12,710	164,200
Grupo de Inversiones Suramericana SA Preference Shares	4,083	52,654
Grupo Nutresa SA	14,297	126,034
Grupo Odinsa SA	1,817	5,400
Interconexion Electrica SA ESP	18,147	51,904
Isagen SA ESP	39,773	46,698
Organizacion Terpel SA	1,985	12,791

		1,879,451

LUXEMBOURG — 0.1%
Ternium SA ADR	1,078	19,480

MEXICO — 31.9%
Alfa SAB de CV (Class A) (b)	200,034	404,421
Alsea SAB de CV (b)	5,200	15,220
America Movil SAB de CV (Series L)	1,952,956	2,007,535
Arca Continental SAB de CV (b)	15,726	96,714
Asesor de Activos Prisma SAPI de CV REIT	5,600	5,779
Banregio Grupo Financiero SAB de CV (b)	2,029	10,350
Bolsa Mexicana de Valores SAB de CV	6,532	11,118
Cemex SAB de CV (b)	650,136	617,521
Coca-Cola FEMSA SAB de CV (Series L)	23,924	191,213
Concentradora Fibra Danhos SA de CV	38,405	91,965
Controladora Comercial Mexicana SAB de CV	5,643	18,158
Controladora Vuela Cia de Aviacion SAB de CV (Class A) (b)	19,600	21,987
Corp Actinver SAB de CV (b)	8,300	8,728
Corporacion GEO SAB de CV (a)(b)(e)	71,361	0
Desarrolladora Homex SAB de CV (b)(d)	28,753	982
El Puerto de Liverpool SAB de CV (b)	24,537	289,933
Empresas ICA SAB de CV (a)(b)	40,562	33,069
Fibra Uno Administracion SA de CV REIT	99,312	263,433
Fomento Economico Mexicano SAB de CV (b)	107,753	1,012,228
Genomma Lab Internacional SAB de CV (Class B) (a)(b)	29,424	27,909
Gentera SAB de CV (a)(b)	35,512	64,034
Gruma SAB de CV (Class B)	12,683	161,211
Grupo Aeroportuario del Centro Norte Sab de CV (b)	1,700	8,290
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,475	68,759
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	21,487	289,874
Grupo Bimbo SAB de CV (b)	56,386	160,117
Grupo Carso SAB de CV	52,569	218,741
Grupo Elektra SA de CV	3,629	93,985
Grupo Financiero Banorte SAB de CV	132,981	772,698
Grupo Financiero Inbursa SAB de CV	170,889	432,095
Grupo Financiero Santander Mexico SAB de CV (Class B) (a)	71,769	157,113
Grupo Mexico SAB de CV (Series B)	182,847	540,706
Grupo Televisa SA de CV ADR (b)	833	27,497
Grupo Televisa SAB (a)(b)	104,006	688,173
Hoteles City Express SAB de CV (b)	7,600	11,629
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	42,822	107,545
Industrias Penoles SAB de CV	6,393	111,383
Kimberly-Clark de Mexico SAB de CV (Class A)	148,121	310,938
Medica Sur SAB de CV, Series B (b)	3,600	12,997
Megacable Holdings SAB de CV (b)	10,463	41,023
Mexichem SAB de CV	44,333	115,938
Minera Frisco SAB de CV (b)	36,725	39,656
OHL Mexico SAB de CV (b)	15,854	30,190
PLA Administradora Industrial S de RL de CV (b)	400	812
Promotora y Operadora de Infraestructura SAB de CV (b)	13,170	140,663
TV Azteca SAB de CV (b)	190,594	71,062
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	86,307	0
Wal-Mart de Mexico SAB de CV (a)	318,815	797,548

		10,602,940

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PANAMA — 0.1%
InRetail Peru Corp. (b)(f)	2,942	$44,424

PERU — 3.5%
Alicorp SA	25,766	49,894
Compania de Minas Buenaventura SA ADR	11,967	121,226
Compania Minera Milpo SA	86,360	50,726
Credicorp, Ltd.	3,122	439,047
Enersur SA	8,613	25,852
Grana y Montero SA	7,037	10,901
Luz del Sur SAA	8,502	29,085
Minsur SA	170,513	70,990
Southern Copper Corp. (a)	11,707	341,610
Volcan Compania Minera SAA (Class B)	222,875	39,561

		1,178,892

SPAIN — 0.1%
Cemex Latam Holdings SA (b)	6,408	33,301

TOTAL COMMON STOCKS —
(Cost $59,301,032)		33,137,478

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	4,630,361	4,630,361
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	18,431	18,431

TOTAL SHORT TERM INVESTMENT —
(Cost $4,648,792)		4,648,792

TOTAL INVESTMENTS — 113.7%
(Cost $63,949,824)		37,786,270
OTHER ASSETS & LIABILITIES — (13.7)%		(4,553,377)

NET ASSETS — 100.0%		$33,232,893

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
EGYPT — 4.2%
Arab Cotton Ginning	24,607	$10,643
Commercial International Bank Egypt SAE	111,539	822,869
Eastern Tobacco	2,451	66,385
Egyptian Financial Group-Hermes Holding Co. (a)	63,899	132,906
Egyptian Kuwait Holding Co. (a)	100,146	59,086
ElSwedy Electric Co. (a)	13,130	82,686
Ezz Steel (a)	34,769	62,884
Global Telecom Holding SAE GDR (a)	56,836	125,039
Juhayna Food Industries (a)	66,518	79,333
Maridive & Oil Services SAE (a)	29,309	14,654
Palm Hills Developments SAE (a)	66,151	34,853
Sidi Kerir Petrochemicals Co.	38,606	75,845
Six of October Development & Investment Co. (a)	60,873	110,416
Talaat Moustafa Group	180,952	247,829
Telecom Egypt Co.	62,962	92,256

		2,017,684

MOROCCO — 1.9%
Attijariwafa Bank	7,021	264,288
Banque Centrale Populaire	10,304	234,789
Banque Marocaine du Commerce Exterieur	9,733	224,709
Douja Promotion Groupe Addoha SA	10,535	33,629
Maroc Telecom	13,213	176,401

		933,816

QATAR — 8.2%
Aamal Co.	10,980	45,956
Al Khalij Commercial Bank QSC	9,803	54,140
Al Meera Consumer Goods Co. QSC (a)	544	32,569
Barwa Real Estate Co.	10,606	131,364
Commercial Bank of Qatar QSC	9,019	136,229
Doha Bank QSC	7,042	97,278
Gulf International Services QSC	5,066	133,563
Industries Qatar QSC	7,256	276,989
Masraf Al Rayan QSC	40,067	524,324
Medicare Group	766	29,935
Ooredoo QSC	13,268	363,287
Qatar Electricity & Water Co. QSC	2,999	160,853
Qatar Gas Transport Co., Ltd.	15,100	92,891
Qatar Insurance Co. SAQ	5,032	109,726
Qatar International Islamic Bank QSC	4,126	88,837
Qatar Islamic Bank SAQ	6,440	175,801
Qatar National Bank SAQ	19,072	1,013,507
Qatar National Cement Co. QSC	1,471	47,710
Qatar Navigation QSC	3,122	84,968
Qatari Investors Group QSC	3,385	35,837
Salam International Investment Co.	6,973	25,374
United Development Co. QSC	9,651	55,925
Vodafone Qatar QSC	50,694	248,232

		3,965,295

SOUTH AFRICA — 77.0%
Acucap Properties, Ltd.	15,235	71,546
Adcock Ingram Holdings, Ltd. (a)(b)	24,263	104,131
Adcorp Holdings, Ltd.	8,073	21,268
AECI, Ltd.	13,514	133,843
African Bank Investments, Ltd. (a)(b)(c)(d)	258,160	6,605
African Oxygen, Ltd.	14,847	16,665
African Rainbow Minerals, Ltd.	13,721	111,976
Allied Electronics Corp., Ltd.	30,537	35,285
Anglo American Platinum, Ltd. (a)	7,040	172,870
AngloGold Ashanti, Ltd. (a)	43,836	422,179
Aquarius Platinum, Ltd. (a)	158,404	20,952
ArcelorMittal South Africa, Ltd. (a)	19,002	29,610
Aspen Pharmacare Holdings, Ltd. (a)	31,303	992,085
Assore, Ltd. (b)	6,573	72,152
Astral Foods, Ltd.	6,024	89,493
Attacq, Ltd. (a)	73,521	157,706
Aveng, Ltd. (a)(b)	55,621	51,598
AVI, Ltd.	28,436	193,739
Barclays Africa Group, Ltd.	35,122	536,269
Barloworld, Ltd.	20,913	160,175
Bidvest Group, Ltd.	30,509	827,624
Blue Label Telecoms, Ltd.	35,989	25,842
Brait SE (a)	29,860	205,782
Business Connexion Group, Ltd. (b)	41,943	21,566
Capital Property Fund	159,137	183,879
Capitec Bank Holdings, Ltd.	5,908	256,000
Cashbuild, Ltd.	1,971	38,066
City Lodge Hotels, Ltd.	3,693	41,949
Clicks Group, Ltd.	22,810	172,145
Clover Industries, Ltd.	15,063	22,539
Coronation Fund Managers, Ltd.	30,511	247,412
DataTec, Ltd.	19,695	97,530
Discovery, Ltd.	35,647	367,172
DRDGOLD, Ltd.	67,781	11,860
Emira Property Fund	31,838	47,167
EOH Holdings, Ltd.	3,913	51,405
Eqstra Holdings, Ltd. (a)	55,143	20,480
Exxaro Resources, Ltd. (b)	14,835	123,051
Famous Brands, Ltd.	6,165	56,988
FirstRand, Ltd. (b)	344,271	1,586,637
Foschini Group, Ltd.	17,921	267,079
Fountainhead Property Trust	57,045	48,494
Gold Fields, Ltd.	77,286	327,355
Grindrod, Ltd.	70,186	100,793
Group Five, Ltd.	15,314	31,775
Growthpoint Properties, Ltd. REIT	189,138	447,547
Harmony Gold Mining Co., Ltd. (a)(b)	53,075	92,603
Hosken Consolidated Investments, Ltd.	6,486	77,621
Hudaco Industries, Ltd.	3,475	32,552
Hyprop Investments, Ltd.	19,422	189,151
Illovo Sugar, Ltd.	28,140	55,229
Impala Platinum Holdings, Ltd. (a)	59,966	291,163
Imperial Holdings, Ltd.	21,610	344,066
Investec, Ltd.	24,568	203,803
JSE, Ltd.	10,920	110,982
Kumba Iron Ore, Ltd. (b)	6,321	81,385
Lewis Group, Ltd. (b)	12,396	79,187
Liberty Holdings, Ltd. (b)	9,966	138,062
Life Healthcare Group Holdings, Ltd.	97,720	341,239
Massmart Holdings, Ltd. (b)	13,158	162,897

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Mediclinic International, Ltd.	42,074	$423,614
Merafe Resources, Ltd.	230,552	15,032
MMI Holdings, Ltd.	88,998	241,074
Mondi, Ltd.	12,255	234,515
Mpact, Ltd.	25,441	90,289
Mr. Price Group, Ltd.	25,468	546,533
MTN Group, Ltd.	161,665	2,735,279
Murray & Roberts Holdings, Ltd.	59,259	66,956
Nampak, Ltd.	56,272	189,025
Naspers, Ltd. (Class N)	43,819	6,762,945
Nedbank Group, Ltd. (b)	18,916	371,224
Netcare, Ltd.	155,852	536,389
Northam Platinum, Ltd. (a)	48,727	185,437
Oceana Group, Ltd.	4,455	36,989
Omnia Holdings, Ltd.	6,956	99,033
Pick n Pay Stores, Ltd. (b)	18,331	74,814
Pick’ n Pay Holdings, Ltd.	33,499	59,443
Pioneer Foods, Ltd.	12,746	187,094
PPC, Ltd.	54,071	81,801
PSG Group, Ltd.	6,728	91,845
Quantum Foods Holdings, Ltd. (a)	12,746	4,103
Rand Merchant Insurance Holdings, Ltd.	77,791	297,007
Raubex Group, Ltd.	18,949	28,307
Redefine Properties, Ltd.	371,185	379,878
Remgro, Ltd.	48,257	1,058,637
Resilient Property Income Fund, Ltd.	34,620	297,161
Reunert, Ltd.	16,015	79,333
RMB Holdings, Ltd.	78,247	451,287
SA Corporate Real Estate Fund Nominees Pty, Ltd.	155,757	62,991
Sanlam, Ltd.	177,151	1,145,843
Santam, Ltd.	1,389	25,859
Sappi, Ltd. (a)	50,603	204,354
Sasol, Ltd.	53,492	1,819,688
Shoprite Holdings, Ltd.	41,057	556,644
Sibanye Gold, Ltd.	78,267	167,435
Spar Group, Ltd.	15,622	243,299
Standard Bank Group, Ltd.	126,211	1,750,001
Steinhoff International Holdings, Ltd. (b)	284,173	1,783,198
Sun International, Ltd. (b)	11,574	120,361
Super Group, Ltd. (a)	14,954	42,889
Telkom SA SOC, Ltd. (a)	30,414	198,806
Tiger Brands, Ltd.	20,882	526,331
Times Media Group, Ltd.	1,904	3,221
Tongaat Hulett, Ltd.	12,407	137,728
Trencor, Ltd.	13,377	67,899
Truworths International, Ltd.	39,031	284,319
Tsogo Sun Holdings, Ltd.	28,955	65,958
Vodacom Group, Ltd.	55,156	604,036
Wilson Bayly Holmes-Ovcon, Ltd.	4,673	43,455
Woolworths Holdings, Ltd.	81,116	576,758

		37,284,341

UNITED ARAB EMIRATES — 8.0%
Abu Dhabi Commercial Bank PJSC	176,919	311,652
Air Arabia PJSC	249,308	96,386
Ajman Bank PJSC (a)	27,194	15,770
Al Waha Capital PJSC (a)	103,881	80,890
Aldar Properties PJSC	342,893	221,257
Arabtec Holding PJSC (a)	234,809	145,761
Bank of Sharjah	28,482	12,873
Dana Gas PJSC (a)	371,875	40,499
Deyaar Development PJSC (a)	157,340	26,560
DP World, Ltd.	18,098	390,917
Drake & Scull International PJSC (a)	102,120	18,628
Dubai Financial Market PJSC	174,441	71,716
Dubai Investments PJSC	145,780	95,258
Dubai Islamic Bank PJSC	107,765	181,912
Emaar Malls Group PJSC (a)	205,715	163,546
Emaar Properties PJSC	382,493	687,319
Eshraq Properties Co. PJSC (a)	124,092	20,271
First Gulf Bank PJSC	122,654	487,557
Gulf Pharmaceutical Industries	19,425	14,544
National Bank of Abu Dhabi PJSC	141,998	460,066
National Bank of Ras Al-Khaimah PSC	36,551	80,110
RAK Properties PJSC	106,745	18,600
Ras Al Khaimah Ceramics	38,290	40,658
Union National Bank PJSC	119,991	184,581
Union Properties PJSC (a)	96,267	25,398

		3,892,729

TOTAL COMMON STOCKS —
(Cost $53,576,644)		48,093,865

RIGHTS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Discovery, Ltd. (expiring 4/2/15) (a) (Cost $0)	3,881	11,147

SHORT TERM INVESTMENT — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUND — 3.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g) (Cost $1,658,591)	1,658,591	1,658,591

TOTAL INVESTMENTS — 102.7%
(Cost $55,235,235)		49,763,603
OTHER ASSETS & LIABILITIES — (2.7)%		(1,300,775)

NET ASSETS — 100.0%		$48,462,828

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.0%
Abacus Property Group	10,445	$23,220
Alumina, Ltd.	266,289	326,508
Amcor, Ltd.	79,994	858,004
AMP, Ltd.	149,167	733,878
Ansell, Ltd.	23,950	504,072
APA Group	105,644	730,396
Aristocrat Leisure, Ltd.	90,862	585,160
Arrium, Ltd. (a)	155,062	20,138
Australia & New Zealand Banking Group, Ltd.	116,302	3,255,425
BHP Billiton, Ltd.	129,185	3,062,379
Billabong International, Ltd. (a)(b)	117,647	52,128
BlueScope Steel, Ltd.	34,570	110,393
Brambles, Ltd.	108,652	956,214
Bunnings Warehouse Property Trust	166,763	382,196
carsales.com, Ltd.	14,834	117,064
Commonwealth Bank of Australia	65,514	4,674,617
Computershare, Ltd.	70,129	681,475
CSL, Ltd.	24,144	1,699,136
CSR, Ltd.	97,666	300,686
Dexus Property Group	19,123	110,736
DUET Group	51,136	99,617
Fairfax Media, Ltd.	100,363	73,222
Fortescue Metals Group, Ltd. (a)	69,983	104,789
Goodman Group	30,565	148,273
GWA Group, Ltd. (a)	98,453	194,802
Harvey Norman Holdings, Ltd. (a)	183,380	623,415
Hills, Ltd. (a)	92,930	61,410
Iluka Resources, Ltd. (a)	21,623	140,411
Ingenia Communities Group	328,125	99,015
Insurance Australia Group, Ltd.	173,836	810,092
Lend Lease Group	68,322	868,518
Macquarie Group, Ltd.	19,362	1,134,072
Mirvac Group	73,588	112,997
National Australia Bank, Ltd.	92,786	2,732,573
Newcrest Mining, Ltd. (b)	35,559	363,200
Orica, Ltd. (a)	12,470	190,624
Origin Energy, Ltd.	76,591	661,767
Orora, Ltd.	76,988	133,510
OZ Minerals, Ltd.	19,560	58,875
Perpetual, Ltd. (a)	12,404	521,372
QBE Insurance Group, Ltd.	55,195	549,848
REA Group, Ltd. (a)	2,144	79,078
Recall Holdings, Ltd.	23,488	138,884
Rio Tinto, Ltd. (a)	24,321	1,063,335
Santos, Ltd.	63,585	346,831
Scentre Group	167,152	477,582
Seek, Ltd.	14,461	189,133
Sonic Healthcare, Ltd. (a)	50,368	786,503
Stockland	38,780	133,317
Suncorp Group, Ltd.	108,857	1,122,678
Sydney Airport	211,511	837,004
Tatts Group, Ltd.	234,007	711,503
Telstra Corp., Ltd.	177,064	853,542
Toll Holdings, Ltd.	69,478	470,269
TPG Telecom, Ltd.	14,805	103,715
Treasury Wine Estates, Ltd.	45,146	176,585
Wesfarmers, Ltd.	47,399	1,591,812
Westfield Corp.	82,431	601,394
Westpac Banking Corp.	131,003	3,941,141
Woodside Petroleum, Ltd.	37,500	988,933
Woolworths, Ltd. (a)	65,994	1,486,772
WorleyParsons, Ltd.	20,213	147,468

		45,113,706

AUSTRIA — 0.2%
Andritz AG	1,459	87,249
Erste Group Bank AG	14,393	354,531
OMV AG	14,309	392,802
Voestalpine AG	12,744	466,660

		1,301,242

BELGIUM — 1.1%
Aedifica SA	1,842	123,644
Ageas	18,876	677,213
Anheuser-Busch InBev NV	36,167	4,420,373
Bekaert NV	4,002	107,905
Delhaize Group	6,900	620,415
Gimv NV	12,321	554,320
KBC Groep NV (b)	10,984	679,024
Solvay SA	612	88,438
UCB SA	9,521	688,691
Umicore SA	16,478	688,074

		8,648,097

CANADA — 8.1%
AGF Management, Ltd.	27,078	178,311
Agnico-Eagle Mines, Ltd.	9,310	258,681
Agrium, Inc. (a)	9,950	1,037,031
Alamos Gold, Inc.	9,975	58,440
Alimentation Couche-Tard, Inc. (Class B)	10,261	408,901
Amaya, Inc. (a)(b)	7,538	176,770
ARC Resources, Ltd. (a)	15,167	260,587
Argonaut Gold, Inc. (a)(b)	14,223	19,765
Athabasca Oil Corp. (b)	13,945	23,122
Avigilon Corp. (a)(b)	2,769	46,066
B2Gold Corp. (b)	45,171	67,409
Badger Daylighting, Ltd. (a)	2,680	57,218
Bank of Montreal	24,540	1,470,656
Bank of Nova Scotia	48,693	2,442,916
Bankers Petroleum, Ltd. (b)	22,718	48,611
Barrick Gold Corp.	49,017	536,033
BCE, Inc. (a)	11,142	471,721
BlackBerry, Ltd. (a)(b)	26,273	234,206
Bombardier, Inc. (Class B)	97,611	192,679
Brookfield Asset Management, Inc. (Class A)	29,513	1,578,532
CAE, Inc. (a)	11,732	136,912
Cameco Corp. (a)	27,118	377,918
Canadian Energy Services & Technology Corp. (a)	12,744	54,035
Canadian Imperial Bank of Commerce (a)	18,074	1,310,347
Canadian National Railway Co.	44,289	2,966,122
Canadian Natural Resources, Ltd.	53,088	1,627,222
Canadian Oil Sands, Ltd.	28,163	219,033

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Canadian Pacific Railway, Ltd. (a)	8,096	$1,482,402
Canadian Solar, Inc. (b)	1,846	61,638
Canadian Tire Corp., Ltd. (Class A)	3,406	347,001
Canadian Western Bank	18,032	394,810
Catamaran Corp. (b)	7,484	445,554
CCL Industries, Inc. (Class B)	1,012	113,865
Cenovus Energy, Inc.	31,249	526,779
CGI Group, Inc. (Class A) (b)	17,270	732,526
Constellation Software, Inc.	827	285,849
Crescent Point Energy Corp. (a)	28,934	645,161
CT Real Estate Investment Trust	11,855	120,750
Detour Gold Corp. (b)	7,851	66,639
Dollarama, Inc.	2,790	155,967
Eldorado Gold Corp.	26,849	123,168
Enbridge, Inc. (a)	35,973	1,734,032
Encana Corp.	38,362	428,297
Enerplus Corp. (a)	6,372	64,600
Exchange Income Corp. (a)	5,816	98,043
Fairfax Financial Holdings, Ltd.	1,548	867,809
Finning International, Inc.	5,638	104,881
Firm Capital Mortgage Investment Corp. (a)	23,646	227,778
First Majestic Silver Corp. (a)(b)	11,176	60,270
First Quantum Minerals, Ltd.	35,545	430,806
Fortis, Inc.	10,141	308,914
Franco-Nevada Corp. (a)	6,928	335,760
Gildan Activewear, Inc.	25,754	759,301
Goldcorp, Inc.	38,118	689,826
Gran Tierra Energy, Inc. (b)	20,318	55,508
Great-West Lifeco, Inc. (a)	12,333	356,600
HNZ Group, Inc.	7,851	123,979
Home Capital Group, Inc. (a)	2,761	92,782
Husky Energy, Inc. (a)	28,128	574,109
IAMGOLD Corp. (b)	34,329	63,969
Imperial Oil, Ltd. (a)	24,492	977,553
Innergex Renewable Energy, Inc.	20,506	181,340
Intact Financial Corp.	5,732	431,857
InterOil Corp. (b)	1,846	85,174
K-Bro Linen, Inc. (a)	5,638	233,577
Kinross Gold Corp. (b)	44,611	98,979
Linamar Corp.	2,035	125,474
Loblaw Cos., Ltd. (a)	9,499	464,412
Lundin Mining Corp. (b)	30,026	121,147
MacDonald, Dettwiler & Associates, Ltd.	1,846	143,060
Magna International, Inc.	31,046	1,659,791
Manulife Financial Corp.	84,479	1,434,776
Methanex Corp.	3,414	182,790
National Bank of Canada (a)	15,218	555,610
New Gold, Inc. (b)	24,299	81,540
Open Text Corp. (a)	4,437	234,234
Pacific Rubiales Energy Corp. (a)	14,197	33,853
Parex Resources, Inc. (b)	14,779	94,170
Pembina Pipeline Corp. (a)	12,513	395,397
Pengrowth Energy Corp. (a)	18,660	55,987
Penn West Petroleum, Ltd. (a)	20,758	34,255
Peyto Exploration & Development Corp. (a)	5,360	143,723
Potash Corp. of Saskatchewan, Inc. (a)	43,554	1,404,114
Power Corp. of Canada	15,167	401,420
Power Financial Corp. (a)	12,637	374,071
Precision Drilling Corp. (a)	12,572	79,810
Pure Industrial Real Estate Trust	34,174	136,264
Redknee Solutions, Inc. (a)(b)	19,387	68,578
Restaurant Brands International, Inc.	7,046	270,157
Richelieu Hardware, Ltd.	12,141	604,030
Rogers Communications, Inc. (Class B)	22,922	767,385
Royal Bank of Canada	64,623	3,890,136
Russel Metals, Inc. (a)	26,849	509,633
Saputo, Inc.	10,680	293,542
Secure Energy Services, Inc.	7,762	99,040
SEMAFO, Inc. (a)(b)	18,749	56,550
Shaw Communications, Inc. (Class B) (a)	33,118	743,161
Sherritt International Corp.	38,574	63,655
Silver Wheaton Corp.	16,214	308,021
Sirius XM Canada Holdings, Inc.	534	2,319
SNC-Lavalin Group, Inc.	8,085	251,072
Stantec, Inc. (a)	3,136	75,051
Sun Life Financial, Inc.	31,400	967,660
Suncor Energy, Inc.	73,922	2,160,168
Tahoe Resources, Inc. (a)	5,816	63,740
Talisman Energy, Inc. (a)	46,348	355,341
Teck Resources, Ltd. (Class B)	28,840	395,767
TELUS Corp.	19,122	635,186
Thomson Reuters Corp. (a)	17,233	698,709
TMX Group, Ltd. (a)	1,992	85,594
Toronto-Dominion Bank (a)	80,001	3,424,283
Tourmaline Oil Corp. (b)	5,171	156,498
TransCanada Corp. (a)	36,042	1,541,283
Trinidad Drilling, Ltd. (a)	9,247	29,716
Turquoise Hill Resources, Ltd. (b)	38,716	120,749
Valeant Pharmaceuticals International, Inc. (b)	13,685	2,703,611
West Fraser Timber Co., Ltd.	1,678	85,854
Westjet Airlines, Ltd.	6,195	145,227
Yamana Gold, Inc.	47,519	170,341
Yellow Pages, Ltd. (b)	4,577	55,509

		61,100,561

CHINA — 0.3%
China Everbright Water, Ltd. (a)(b)	99,300	68,410
Dah Sing Banking Group, Ltd.	117,325	203,384
Dah Sing Financial Holdings, Ltd.	58,885	348,614
ENN Energy Holdings, Ltd.	38,000	233,057
Hongkong Land Holdings, Ltd.	90,800	685,540
Sino Land Co., Ltd.	316,897	516,646

		2,055,651

DENMARK — 1.5%
AP Moeller — Maersk A/S (Class B) (a)	529	1,105,759
Carlsberg A/S (Class B) (a)	2,183	180,138
Coloplast A/S (Class B)	3,523	266,403
Danske Bank A/S	40,714	1,074,040
DSV A/S	24,931	775,241
FLSmidth & Co. A/S (a)	7,471	336,173
Genmab A/S (b)	2,183	164,133
GN Store Nord A/S (a)	23,113	515,690

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Jyske Bank A/S (b)	1,914	$80,594
Novo Nordisk A/S (Class B)	96,539	5,162,810
Novozymes A/S (Class B)	8,891	406,460
Pandora A/S	2,628	239,338
SimCorp A/S (a)	10,461	342,885
TDC A/S (a)	10,620	76,032
Vestas Wind Systems A/S	10,982	454,531

		11,180,227

FINLAND — 0.9%
Amer Sports Oyj (a)	5,477	117,646
Caverion Corp.	10,661	108,087
Elisa Oyj (a)	6,198	155,766
Fortum Oyj (a)	18,239	383,155
Kemira Oyj (a)	17,342	214,936
Kesko Oyj (Class B)	3,050	130,274
Kone Oyj (Class B) (a)	7,766	344,303
Konecranes Oyj (a)	2,799	88,380
Lassila & Tikanoja Oyj	1,510	28,024
Metso Oyj (a)	11,190	326,531
Neste Oil Oyj (a)	9,938	260,431
Nokia Oyj	160,931	1,228,891
Sampo Oyj (Class A)	24,759	1,250,316
Sanoma Oyj (a)	15,255	84,049
Stockmann Oyj Abp (Class B) (a)(b)	15,964	126,018
Stora Enso Oyj (a)	33,865	348,798
Tikkurila Oyj	7,475	142,821
UPM-Kymmene Oyj	28,101	546,870
Valmet Oyj	10,960	131,365
Wartsila Oyj Abp (a)	8,172	361,777
YIT Oyj (a)	15,784	86,709

		6,465,147

FRANCE — 7.4%
Accor SA	13,995	730,188
Air Liquide SA	13,310	1,712,533
Albioma SA	12,628	241,276
Alcatel-Lucent (b)	131,908	498,675
Alstom SA (b)	12,486	385,268
Arkema SA	1,719	136,121
AtoS	3,264	225,301
AXA SA	81,272	2,047,295
BNP Paribas SA	41,503	2,521,563
Bollore SA	20,978	111,683
Bourbon SA (a)	13,797	236,347
Bouygues SA	13,133	515,391
Bureau Veritas SA	9,062	194,554
Cap Gemini SA	11,561	948,249
Carrefour SA	33,910	1,132,277
Casino Guichard-Perrachon SA	5,658	501,509
CGG SA (b)	13,752	77,541
Christian Dior SE	2,337	441,121
Compagnie de Saint-Gobain	26,249	1,152,888
Compagnie Generale des Etablissements Michelin	7,876	783,371
Credit Agricole SA	47,420	696,455
Danone SA	31,388	2,110,964
Dassault Systemes	4,153	281,625
Edenred	14,090	351,305
EDF SA	12,432	298,283
Essilor International SA	12,447	1,427,710
Eutelsat Communications SA	3,334	110,411
Faurecia	2,224	97,215
GDF Suez	66,008	1,304,778
Gecina SA	1,506	203,555
Groupe Eurotunnel SE	16,494	236,312
Hermes International	1,095	386,208
Hi-Media SA (b)	69,830	164,994
Iliad SA	895	208,875
Ingenico	1,996	219,301
Kering	4,684	914,566
L’Oreal SA	10,591	1,949,060
Lafarge SA	9,476	614,195
Lagardere SCA	12,575	377,345
Legrand SA	11,077	598,880
LVMH Moet Hennessy Louis Vuitton SE	11,670	2,057,386
Natixis SA	18,926	141,493
Nexans SA (b)	3,949	133,090
Numericable-SFR (b)	8,792	479,118
Orange SA	84,500	1,358,118
Pernod Ricard SA	8,475	1,002,602
Peugeot SA (b)	18,530	310,260
Plastic Omnium SA	2,905	76,704
Publicis Groupe SA	12,887	994,173
Renault SA	10,348	942,112
Rexel SA	11,413	215,304
Safran SA	13,837	965,961
Sanofi	48,694	4,807,694
Schneider Electric SE (c)	22,286	1,731,709
Schneider Electric SE (c)	2,000	155,552
SCOR SE	7,403	249,775
Societe Generale SA	33,677	1,626,524
Societe Television Francaise 1	4,800	85,061
Sodexo SA	4,093	399,102
Suez Environnement Co.	4,535	78,051
Technicolor SA (b)	16,773	108,193
Technip SA	5,988	362,522
Thales SA	1,321	73,350
Total SA (a)	101,986	5,068,636
UBISOFT Entertainment (b)	6,410	118,445
Unibail-Rodamco SE	3,942	1,062,872
Valeo SA	5,176	772,982
Vallourec SA	7,451	181,854
Veolia Environnement SA	34,708	656,623
Vinci SA	26,516	1,515,893
Vivendi SA	51,082	1,268,685
Zodiac Aerospace	4,873	161,352

		56,306,384

GERMANY — 7.3%
Aareal Bank AG	2,037	85,967
adidas AG	11,782	932,463
Allianz SE	21,174	3,680,610
BASF SE	41,169	4,092,144
Bayer AG	37,849	5,688,941
Bayerische Motoren Werke AG	17,802	2,226,447
Bilfinger SE	5,426	314,744
Brenntag AG	1,940	116,179
Commerzbank AG (b)	37,281	514,511

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Continental AG	2,604	$616,112
Daimler AG (a)	47,928	4,618,821
Deutsche Bank AG	53,237	1,850,232
Deutsche Boerse AG	11,019	900,125
Deutsche Lufthansa AG	7,279	102,255
Deutsche Post AG	48,219	1,506,748
Deutsche Telekom AG	136,673	2,502,714
DMG MORI SEIKI AG	2,896	95,175
E.ON SE	82,234	1,226,313
Fresenius Medical Care AG & Co. KGaA	12,854	1,069,350
Fresenius SE & Co. KGaA	22,447	1,340,168
GEA Group AG	15,735	761,148
Hamborner REIT AG	11,492	126,448
HeidelbergCement AG	2,410	191,045
Henkel AG & Co. KGaA	5,087	525,473
Henkel AG & Co. KGaA Preference Shares	8,018	943,371
Hochtief AG	3,962	300,331
Infineon Technologies AG	78,733	941,144
K+S AG	8,562	279,638
Lanxess AG	3,737	199,172
Linde AG	7,347	1,496,467
MAN SE	3,830	403,115
Merck KGaA	8,461	950,057
Metro AG	2,699	91,585
MorphoSys AG (b)	881	55,646
MTU Aero Engines AG	1,545	151,530
Muenchener Rueckversicherungs- Gesellschaft AG	8,203	1,768,611
Norma Group SE	2,001	100,716
OHB SE	4,232	96,358
OSRAM Licht AG	3,218	160,019
Porsche Automobil Holding SE Preference Shares	9,374	920,890
ProSiebenSat.1 Media AG	1,697	83,301
Puma AG Rudolf Dassler Sport (a)	1,604	297,510
Rheinmetall AG	1,743	84,249
RWE AG	21,937	560,265
Salzgitter AG	4,157	120,924
SAP SE	44,770	3,247,043
Siemens AG	35,109	3,797,100
Symrise AG	2,141	135,299
ThyssenKrupp AG	21,038	552,104
Volkswagen AG	1,562	402,705
Volkswagen AG Preference Shares	6,479	1,724,650
Wincor Nixdorf AG	8,137	382,250
Wirecard AG	2,757	116,546

		55,446,729

HONG KONG — 2.9%
AIA Group, Ltd.	502,800	3,164,773
APT Satellite Holdings, Ltd.	96,000	108,840
Bank of East Asia, Ltd.	192,382	765,503
Bloomage Biotechnology Corp., Ltd.	24,147	47,029
BOC Hong Kong Holdings, Ltd.	151,500	540,300
China Water Industry Group, Ltd. (a)(b)	728,000	172,773
Chong Hing Bank, Ltd.	1,385	3,283
CK Hutchison Holdings, Ltd.	61,000	1,249,418
CLP Holdings, Ltd.	130,500	1,140,374
Esprit Holdings, Ltd. (a)	144,219	146,394
Galaxy Entertainment Group, Ltd.	105,000	478,070
Hang Lung Group, Ltd.	121,000	551,699
Hang Lung Properties, Ltd.	222,000	624,219
Hang Seng Bank, Ltd.	30,600	554,530
HC International, Inc. (a)(b)	60,000	63,459
Henderson Land Development Co., Ltd.	53,000	372,221
HKT Trust/HKT, Ltd.	104,900	135,166
Hong Kong & China Gas Co., Ltd.	265,700	614,811
Hong Kong Exchanges and Clearing, Ltd.	47,868	1,173,076
Hopewell Highway Infrastructure, Ltd. (a)	6,975	3,320
Hopewell Holdings	138,500	519,841
Hutchison Whampoa, Ltd.	97,000	1,346,206
Hysan Development Co., Ltd.	158,841	696,577
Jardine Matheson Holdings, Ltd.	11,204	708,093
Jardine Strategic Holdings, Ltd.	4,000	140,000
Li & Fung, Ltd.	380,000	371,028
Link REIT	105,351	649,522
Melco Crown Entertainment, Ltd. ADR (a)	5,942	127,515
Melco International Development, Ltd. (a)	34,000	57,273
MTR Corp., Ltd.	58,000	276,046
New World Development Co., Ltd.	504,750	585,280
Noble Group, Ltd.	203,000	136,152
Pacific Basin Shipping, Ltd. (a)	522,000	172,361
Power Assets Holdings, Ltd.	55,000	562,553
Sands China, Ltd.	103,600	428,936
SJM Holdings, Ltd. (a)	57,000	74,549
Sun Hung Kai Properties, Ltd.	70,509	1,087,685
Swire Pacific, Ltd.	71,000	967,967
Techtronic Industries Co., Ltd.	53,000	179,104
Wharf Holdings, Ltd.	78,000	544,779
Wheelock & Co., Ltd.	132,000	675,063
Wynn Macau, Ltd. (a)	43,600	94,364

		22,310,152

IRELAND — 0.5%
Aer Lingus Group PLC	42,029	105,174
Bank of Ireland (b)	1,101,414	418,753
C&C Group PLC	15,901	65,151
CRH PLC	38,590	1,004,228
DCC PLC	3,471	207,293
FleetMatics Group PLC (a)(b)	2,176	97,594
Glanbia PLC	4,995	92,620
Grafton Group PLC	8,838	106,338
Green REIT PLC	158,745	278,925
Greencore Group PLC	20,960	100,315
Irish Bank Resolution Corp., Ltd. (b)(d)	5,635	0
James Hardie Industries PLC	17,011	198,312
Kerry Group PLC (Class A)	3,183	213,659
Kingspan Group PLC	16,990	321,790
Paddy Power PLC	1,329	113,774
Ryanair Holdings PLC ADR	5,149	343,799
Smurfit Kappa Group PLC	7,766	218,025

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

UDG Healthcare PLC	9,918	$69,568

		3,955,318

ISRAEL — 0.7%
Bank Hapoalim BM	43,793	210,997
Bank Leumi Le-Israel BM (b)	57,360	213,043
Bezeq The Israeli Telecommunication Corp., Ltd.	86,175	160,791
Check Point Software Technologies, Ltd. (b)	5,847	479,279
Evogene, Ltd. (b)	6,818	60,110
Israel Chemicals, Ltd.	17,832	126,901
Mazor Robotics, Ltd. (b)	6,308	35,690
NICE Systems, Ltd.	2,531	155,232
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,543	262,924
REIT 1, Ltd.	61,250	187,907
Shufersal, Ltd. (b)	94,236	211,401
Stratasys, Ltd. (a)(b)	1,897	100,124
Strauss Group, Ltd. (b)	26,941	421,252
Teva Pharmaceutical Industries, Ltd. ADR	43,560	2,713,788

		5,339,439

ITALY — 2.0%
A2A SpA	59,338	61,658
Assicurazioni Generali SpA	27,601	542,772
Atlantia SpA	32,655	857,497
Azimut Holding SpA	3,970	113,289
Banca Generali SpA	2,914	91,291
Banca IFIS SpA	7,792	162,769
Banca Monte dei Paschi di Siena SpA (a)(b)	270,038	179,233
Banca Popolare dell’Emilia Romagna SC (b)	21,556	188,334
Banca Popolare di Milano Scarl (b)	248,492	252,335
Banca Popolare di Sondrio Scarl	29,702	135,638
Banco Popolare SC (b)	10,473	163,771
Biesse SpA	25,505	437,730
Brembo SpA	3,574	145,939
Cairo Communication SpA	20,608	122,174
Credito Valtellinese SC (b)	61,273	82,522
Davide Campari-Milano SpA (a)	96,423	672,611
Enel SpA	222,120	1,004,801
ENI SpA	106,150	1,838,902
Esprinet SpA	16,216	146,294
Falck Renewables SpA	184,911	238,909
Finmeccanica SpA (b)	31,383	373,455
Immobiliare Grande Distribuzione SpA	157,968	157,782
Interpump Group SpA	7,997	129,948
Intesa Sanpaolo SpA	548,217	1,864,093
Iren SpA	120,708	165,421
Luxottica Group SpA	2,179	138,308
Mediaset SpA (a)(b)	29,200	133,409
Mediobanca SpA	16,933	162,492
Pirelli & C. SpA	26,841	445,669
Prada SpA (a)	18,500	112,149
Prysmian SpA	7,312	150,701
Recordati SpA	6,323	118,162
Reply SpA	1,564	153,024
Saipem SpA (a)(b)	17,071	174,084
Salvatore Ferragamo SpA	2,736	87,625
SAVE SpA	6,603	90,844
Snam SpA	19,089	92,667
Societa Cattolica di Assicurazioni SCRL	20,262	176,594
Sogefi SpA (b)	15,490	50,840
Telecom Italia SpA (a)(b)	583,342	684,148
UBI Banca SCpA	35,569	278,295
UniCredit SpA	213,764	1,453,257
Unipol Gruppo Finanziario SpA	14,700	77,929
UnipolSai SpA	37,326	109,440
World Duty Free SpA (a)(b)	5,151	55,488
Yoox SpA (a)(b)	2,904	80,312
Zignago Vetro SpA	15,900	96,995

		15,051,600

JAPAN — 21.3%
Acom Co., Ltd. (a)(b)	23,400	81,366
Activia Properties, Inc.	10	87,471
Aderans Co., Ltd.	16,800	173,849
Advance Residence Investment Corp.	38	91,289
Advantest Corp. (a)	21,200	268,524
Aeon Co., Ltd. (a)	53,420	587,542
Aeon Credit Service Co., Ltd. (a)	3,500	88,576
AEON REIT Investment Corp. (a)	72	103,385
Ajinomoto Co., Inc. (a)	22,000	483,294
Akita Bank, Ltd. (a)	133,550	408,696
Alconix Corp.	25,200	372,773
Alps Electric Co., Ltd.	7,800	188,813
ANA Holdings, Inc.	36,000	96,600
Aomori Bank, Ltd.	10,101	32,596
Aoyama Trading Co., Ltd.	21,600	705,141
Asahi Group Holdings, Ltd.	31,436	999,635
Asahi Kasei Corp. (a)	98,550	944,206
Asics Corp.	8,200	223,590
Astellas Pharma, Inc.	120,900	1,983,496
Atom Corp. (a)	43,100	282,482
Awa Bank, Ltd.	11,550	65,587
Bandai Namco Holdings, Inc.	9,200	179,359
Bank of Iwate, Ltd. (a)	9,755	422,981
Bank of Okinawa, Ltd.	11,255	473,006
Bank of Yokohama, Ltd.	133,550	783,983
Bridgestone Corp.	37,265	1,496,504
Brother Industries, Ltd.	8,000	127,613
Calbee, Inc.	3,700	161,051
Can Do Co., Ltd. (a)	5,300	69,562
Canon, Inc.	53,216	1,885,025
Casio Computer Co., Ltd. (a)	30,700	583,409
Central Japan Railway Co.	11,700	2,121,463
Chiba Bank, Ltd.	129,550	952,788
Chubu Electric Power Co., Inc.	40,065	479,076
Chugai Pharmaceutical Co., Ltd. (a)	15,480	488,570
Chugoku Electric Power Co., Inc. (a)	6,100	79,655
COLOPL, Inc. (a)	2,000	43,210
Colowide Co., Ltd. (a)	50,900	696,493
COOKPAD, Inc. (a)	2,100	96,310
Credit Saison Co., Ltd.	24,600	442,667
CyberAgent, Inc.	2,900	166,612
Dai-ichi Life Insurance Co., Ltd.	25,200	366,784

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Daicel Corp.	10,900	$130,246
Daifuku Co., Ltd.	5,300	70,181
Daiichi Sankyo Co., Ltd. (a)	40,065	637,098
Daiken Medical Co., Ltd.	12,600	133,959
Daikin Industries, Ltd.	17,210	1,154,652
Daishi Bank, Ltd.	136,176	480,321
Daito Trust Construction Co., Ltd. (a)	5,355	599,465
Daiwa House Industry Co., Ltd. (a)	28,200	557,533
Daiwa House REIT Investment Corp.	10	43,861
Daiwa Securities Group, Inc.	101,550	801,053
Daiwahouse Residential Investment Corp. (a)	38	83,145
Dena Co., Ltd. (a)	7,600	148,990
Denso Corp.	26,710	1,221,188
Dentsu, Inc.	8,800	377,903
Don Quijote Holdings Co., Ltd.	1,700	138,637
Dowa Holdings Co., Ltd.	22,000	188,585
East Japan Railway Co.	13,500	1,085,178
Ebara Corp. (a)	19,000	80,325
Eighteenth Bank, Ltd.	8,251	25,112
Eisai Co., Ltd. (a)	13,451	957,301
Electric Power Development Co., Ltd.	5,500	185,741
Euglena Co., Ltd. (a)(b)	5,000	82,385
F@N Communications, Inc. (a)	7,400	63,001
FANUC Corp.	9,155	2,003,909
Fast Retailing Co., Ltd. (a)	2,600	1,008,022
Feed One Holdings Co., Ltd.	199,900	190,024
Financial Products Group Co., Ltd. (a)	12,000	132,883
Foster Electric Co., Ltd.	15,000	375,235
Frontier Real Estate Investment Corp.	20	95,226
Fuji Heavy Industries, Ltd.	20,900	695,534
FUJIFILM Holdings Corp.	26,710	952,473
Fujitsu, Ltd.	94,513	645,533
Fukuoka Financial Group, Inc.	133,550	689,326
Fukuoka REIT Corp.	10	18,678
Furukawa Electric Co., Ltd. (a)	102,550	173,589
GLP J-REIT	147	152,363
GMO Internet, Inc.	3,500	43,135
GS Yuasa Corp. (a)	17,000	76,690
GungHo Online Entertainment, Inc. (a)	15,500	60,746
Gurunavi, Inc.	6,000	117,373
Hankyu Hanshin Holdings, Inc.	134,513	833,381
Hankyu REIT, Inc.	170	214,759
Heiwa Real Estate REIT, Inc. (a)	383	305,953
Higo Bank, Ltd.	117,550	722,404
Hino Motors, Ltd.	8,500	121,555
Hirose Electric Co., Ltd.	945	122,454
Hitachi Metals, Ltd.	11,000	169,231
Hitachi, Ltd. (a)	229,475	1,575,183
Hokkoku Bank, Ltd.	133,550	466,604
Honda Motor Co., Ltd. (a)	76,475	2,488,905
Hoya Corp.	29,906	1,201,352
Hulic Co., Ltd.	14,000	157,715
Hyakugo Bank, Ltd.	133,550	620,282
Ibiden Co., Ltd.	13,800	233,251
Ichigo Real Estate Investment Corp.	529	428,317
IHI Corp.	45,000	211,257
Iida Group Holdings Co., Ltd.	5,000	62,456
Industrial & Infrastructure Fund Investment Corp.	40	186,450
Infomart Corp.	11,600	106,497
Inpex Corp.	32,500	359,214
Intage Holdings, Inc.	10,000	172,191
Iriso Electronics Co., Ltd.	2,200	154,463
Isuzu Motors, Ltd.	57,100	760,619
ITOCHU Corp. (a)	98,650	1,070,611
Iwatani Corp. (a)	14,000	91,991
J Front Retailing Co., Ltd.	5,100	80,333
Jafco Co., Ltd.	2,100	78,274
Japan Airlines Co., Ltd.	4,000	124,745
Japan Airport Terminal Co., Ltd.	4,800	291,382
Japan Digital Laboratory Co., Ltd.	18,620	245,627
Japan Excellent, Inc.	76	99,305
Japan Exchange Group, Inc. (a)	13,000	377,778
Japan Hotel REIT Investment Corp.	923	657,279
Japan Logistics Fund, Inc.	37	76,916
Japan Prime Realty Investment Corp.	29	99,992
Japan Real Estate Investment Corp.	35	164,895
Japan Retail Fund Investment Corp.	47	93,510
Japan Tissue Engineering Co., Ltd. (a)(b)	2,200	23,830
Japan Tobacco, Inc.	52,800	1,673,266
JFE Holdings, Inc.	26,710	591,106
JGC Corp.	8,000	159,333
JSR Corp.	22,100	383,859
JTEKT Corp.	9,700	151,738
JX Holdings, Inc.	166,900	643,245
Kajima Corp.	94,475	439,583
Kakaku.com, Inc. (a)	11,100	184,931
Kansai Electric Power Co., Inc. (b)	49,200	470,359
Kao Corp.	21,900	1,095,685
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	8,700	171,352
Kawasaki Heavy Industries, Ltd.	46,000	232,829
KDDI Corp.	75,900	1,721,792
Kenedix Office Investment Corp.	42	230,444
Kenedix, Inc. (a)	12,700	51,891
Keyence Corp.	2,000	1,094,017
Kintetsu Corp. (a)	233,101	857,182
Kirin Holdings Co., Ltd. (a)	25,200	331,377
Kiyo Bank, Ltd.	30,000	419,012
KNT-CT Holdings Co., Ltd. (b)	118,000	165,303
Koito Manufacturing Co., Ltd.	5,000	150,719
Komatsu, Ltd.	49,320	971,595
Konami Corp.	4,300	80,675
Konica Minolta Holdings, Inc.	47,075	479,288
Kubota Corp.	70,550	1,119,505
Kurita Water Industries, Ltd.	14,110	341,793
Kyocera Corp.	23,400	1,286,244
Kyoritsu Maintenance Co., Ltd. (a)	13,560	650,156
Kyoto Kimono Yuzen Co., Ltd. (a)	20,900	174,101
Kyushu Electric Power Co., Inc. (a)(b)	17,100	166,116
Leopalace21 Corp. (b)	1,600	8,392
Livesense, Inc. (a)(b)	3,000	15,360
LIXIL Group Corp. (a)	9,000	213,659
M3, Inc.	7,900	168,046
Makita Corp. (a)	5,600	291,382

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Marubeni Corp. (a)	135,550	$786,682
Matsuya Co., Ltd.	24,600	374,359
Mazda Motor Corp.	19,400	394,552
Medipal Holdings Corp.	28,999	378,432
MEIJI Holdings Co., Ltd.	2,600	317,615
Meiko Network Japan Co., Ltd.	24,500	263,335
MID Reit, Inc.	107	259,459
Milbon Co., Ltd. (a)	11,300	363,240
Minebea Co., Ltd.	16,000	253,225
MISUMI Group, Inc.	16,257	657,465
Mitsubishi Corp. (a)	78,338	1,581,131
Mitsubishi Electric Corp.	116,550	1,388,298
Mitsubishi Estate Co., Ltd.	56,925	1,322,910
Mitsubishi Gas Chemical Co., Inc.	15,000	74,046
Mitsubishi Heavy Industries, Ltd.	191,101	1,055,378
Mitsubishi Logistics Corp.	9,000	140,713
Mitsubishi Motors Corp.	39,900	360,988
Mitsubishi UFJ Financial Group, Inc.	601,424	3,729,656
Mitsui & Co., Ltd.	94,826	1,274,626
Mitsui Chemicals, Inc.	103,550	333,294
Mitsui Fudosan Co., Ltd.	33,000	971,219
Mitsui OSK Lines, Ltd.	110,550	376,105
Mizuho Financial Group, Inc.	1,032,200	1,816,947
Mori Hills REIT Investment Corp.	60	84,703
MS&AD Insurance Group Holdings, Inc. (a)	26,999	758,696
Murata Manufacturing Co., Ltd.	12,000	1,654,534
Musashino Bank, Ltd.	13,355	449,343
Nabtesco Corp.	5,200	150,894
Nachi-Fujikoshi Corp.	15,000	82,301
Nanto Bank, Ltd.	131,550	457,422
NEC Corp.	94,000	276,690
NGK Insulators, Ltd.	12,000	256,660
NGK Spark Plug Co., Ltd.	6,000	161,601
NHK Spring Co., Ltd.	9,500	99,258
Nidec Corp.	12,500	832,499
Nikon Corp. (a)	26,400	354,421
Nintendo Co., Ltd.	4,900	722,181
Nippon Accommodations Fund, Inc.	11	41,826
Nippon Building Fund, Inc.	38	186,950
Nippon Paint Holdings Co., Ltd. (a)	8,900	326,537
Nippon Paper Industries Co., Ltd. (a)	4,200	63,250
Nippon Prologis REIT, Inc.	10	22,047
Nippon Steel & Sumitomo Metal Corp.	434,101	1,094,981
Nippon Suisan Kaisha, Ltd.	84,400	256,877
Nippon Telegraph & Telephone Corp.	13,700	845,019
Nippon Yusen K.K.	133,550	385,310
Nissan Motor Co., Ltd.	106,741	1,089,439
Nissei ASB Machine Co., Ltd.	4,300	88,851
Nitori Holding Co., Ltd.	1,700	115,389
Nitto Denko Corp.	8,600	575,843
Nomura Holdings, Inc.	172,885	1,018,064
Nomura Real Estate Residential Fund, Inc.	16	88,989
Nomura Research Institute, Ltd.	3,000	113,071
NSK, Ltd.	17,000	249,206
NTT Data Corp. (a)	10,000	436,106
NTT DoCoMo, Inc.	78,200	1,359,901
Obayashi Corp.	81,550	530,406
Ogaki Kyoritsu Bank, Ltd.	133,550	423,173
OJI Paper Co., Ltd. (a)	23,000	94,359
Oki Electric Industry Co., Ltd.	36,000	74,747
Olympus Corp. (b)	14,200	528,689
Omron Corp.	8,500	384,157
Ono Pharmaceutical Co., Ltd.	4,700	532,216
Oriental Land Co., Ltd. (a)	11,200	849,398
ORIX Corp.	53,300	750,444
Orix JREIT, Inc.	73	104,699
Osaka Gas Co., Ltd.	41,000	171,863
Otsuka Holdings Co., Ltd. (a)	16,400	514,120
Panasonic Corp.	107,050	1,407,695
Pigeon Corp.	3,100	261,338
Rakuten, Inc.	28,800	508,758
Raysum Co., Ltd. (a)(b)	3,300	34,011
Renesas Electronics Corp. (b)	9,700	72,229
Resona Holdings, Inc.	40,100	199,488
Ricoh Co., Ltd.	25,000	272,670
Ringer Hut Co., Ltd.	27,600	490,897
Riso Kyoiku Co., Ltd. (a)(b)	18,906	56,438
Rock Field Co., Ltd.	11,900	256,308
Rohm Co., Ltd.	5,700	391,169
Rohto Pharmaceutical Co., Ltd.	5,901	84,043
Ryohin Keikaku Co., Ltd.	1,000	145,591
San-In Godo Bank, Ltd.	7,550	62,389
Sankyo Seiko Co., Ltd.	48,700	200,607
Sanrio Co., Ltd. (a)	3,900	104,553
Sawai Pharmaceutical Co., Ltd.	1,600	94,859
SBI Holdings, Inc.	8,300	100,770
Secom Co., Ltd.	13,548	906,589
Sega Sammy Holdings, Inc. (a)	5,300	77,517
Seiko Epson Corp. (a)	17,400	309,188
Seino Holdings Co., Ltd.	8,400	91,267
Sekisui Chemical Co., Ltd.	17,000	220,996
Sekisui House SI Residential Investment Corp. (a)	146	157,900
Sekisui House, Ltd.	7,700	112,073
Seria Co., Ltd.	1,900	68,760
Seven & i Holdings Co., Ltd.	39,928	1,682,353
Sharp Corp. (a)(b)	72,000	141,088
Shiga Bank, Ltd.	118,550	593,121
Shikoku Bank, Ltd. (a)	262,101	539,829
Shikoku Electric Power Co., Inc. (b)	8,500	104,899
Shimano, Inc.	2,500	372,733
Shimizu Corp.	84,513	572,934
Shin-Etsu Chemical Co., Ltd.	21,317	1,395,359
Shinsei Bank, Ltd. (a)	74,000	147,475
Shiseido Co., Ltd. (a)	9,700	172,525
SMC Corp.	2,200	657,569
SMS Co., Ltd.	8,200	110,222
Softbank Corp.	42,036	2,446,623
Sompo Japan Nipponkoa Holdings, Inc.	27,400	853,358
Sony Corp. (b)	44,320	1,178,910
Square Enix Holdings Co., Ltd.	3,400	72,947
Stanley Electric Co., Ltd.	22,773	515,941
Start Today Co., Ltd.	2,700	71,257
Starts Proceed Investment Corp.	51	89,603

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sumitomo Chemical Co., Ltd.	133,550	$688,213
Sumitomo Corp. (a)	71,775	769,371
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	62,933
Sumitomo Electric Industries, Ltd.	53,120	697,636
Sumitomo Heavy Industries, Ltd.	24,000	157,498
Sumitomo Metal Mining Co., Ltd.	5,000	73,317
Sumitomo Mitsui Financial Group, Inc. (a)	59,100	2,267,656
Sumitomo Mitsui Trust Holdings, Inc.	226,550	936,048
Sumitomo Precision Products Co., Ltd. (a)	46,000	176,827
Sumitomo Realty & Development Co., Ltd.	20,000	721,201
Sun Corp.	3,000	41,151
Sun Frontier Fudousan Co., Ltd. (a)	3,100	28,590
Suruga Bank, Ltd.	8,100	168,518
Suzuki Motor Corp.	12,900	388,587
Sysmex Corp.	5,800	322,585
T&D Holdings, Inc.	40,300	555,984
Tadano, Ltd.	6,000	80,851
Taiheiyo Cement Corp.	23,000	70,386
Taisei Corp. (a)	78,438	444,106
Taiyo Yuden Co., Ltd. (a)	18,600	271,730
Takeda Pharmaceutical Co., Ltd. (a)	36,665	1,834,091
Takeuchi Manufacturing Co., Ltd.	5,500	249,489
TDK Corp.	10,455	744,513
Teijin, Ltd.	137,550	467,962
Temp Holdings Co., Ltd.	2,700	93,659
Terumo Corp.	27,000	713,696
The Daisan Bank, Ltd.	352,651	555,773
THK Co., Ltd.	5,400	137,786
Toho Bank, Ltd.	12,101	49,847
Tohoku Electric Power Co., Inc.	42,200	480,677
Tokio Marine Holdings, Inc.	40,065	1,516,239
Tokyo Dome Corp. (a)	72,000	306,191
Tokyo Electric Power Co., Inc. (b)	53,775	204,024
Tokyo Electron, Ltd.	9,855	688,802
Tokyo Gas Co., Ltd.	135,475	854,252
Tokyo Tatemono Co., Ltd.	16,000	117,407
Tokyu Corp.	120,550	747,877
Tokyu Fudosan Holdings Corp.	17,700	121,026
Toray Industries, Inc.	115,550	970,263
Toshiba Corp. (a)	224,513	943,919
TOTO, Ltd.	8,000	119,074
Toyo Suisan Kaisha, Ltd.	3,000	105,816
Toyo Tire & Rubber Co., Ltd.	7,500	135,522
Toyota Industries Corp.	2,300	131,949
Toyota Motor Corp.	116,788	8,163,717
Toyota Tsusho Corp.	7,600	201,843
Trend Micro, Inc.	4,500	148,593
Unicharm Corp.	16,000	420,529
United Urban Investment Corp.	55	85,808
Usen Corp. (b)	31,330	94,049
USS Co., Ltd.	43,310	750,454
ValueCommerce Co., Ltd.	4,400	20,913
Warabeya Nichiyo Co., Ltd.	13,600	253,345
West Japan Railway Co.	7,500	394,184
Yahoo! Japan Corp. (a)	45,800	189,425
Yakult Honsha Co., Ltd. (a)	4,200	293,133
Yamada Denki Co., Ltd. (a)	71,080	293,388
Yamagata Bank, Ltd. (a)	120,176	510,065
Yamaha Corp.	9,200	161,408
Yamaha Motor Co., Ltd.	10,300	249,244
Yamanashi Chuo Bank, Ltd.	114,550	502,425
Yamato Holdings Co., Ltd. (a)	14,200	328,225
Yaskawa Electric Corp. (a)	9,100	133,626
Yokogawa Electric Corp. (a)	8,800	95,026
Zenrin Co., Ltd. (a)	25,500	315,335

		160,853,358

LUXEMBOURG — 0.1%
ArcelorMittal (a)	33,152	312,436
COLT Group SA (b)	52,159	103,834
SES SA	13,690	484,024
Tenaris SA	15,233	213,665

		1,113,959

MACAU — 0.0% (e)
MGM China Holdings, Ltd.	21,600	40,676

NETHERLANDS — 2.9%
Aegon NV	111,813	882,520
AerCap Holdings NV (a)(b)	3,324	145,093
Airbus Group NV	25,398	1,648,649
Akzo Nobel NV	13,874	1,049,305
ASML Holding NV	21,011	2,139,013
CNH Industrial NV (a)	40,520	331,611
Constellium NV (Class A) (a)(b)	3,296	66,975
Fiat Chrysler Automobiles NV (b)	43,469	707,288
Fugro NV	5,410	145,142
Gemalto NV (a)	2,924	232,922
Heineken NV	16,579	1,264,749
ING Groep NV (b)	177,929	2,607,501
Koninklijke Ahold NV	60,756	1,197,373
Koninklijke DSM NV	10,957	611,573
Koninklijke KPN NV	186,140	631,529
Koninklijke Philips NV	50,427	1,431,140
NXP Semiconductor NV (b)	13,962	1,401,226
OCI NV (b)	1,618	50,116
PostNL NV (b)	32,042	136,345
Randstad Holding NV	2,610	158,321
Reed Elsevier NV	9,685	241,215
SBM Offshore NV (a)(b)	16,920	210,342
TNT Express NV	27,912	177,497
Unilever NV (a)	80,303	3,356,239
Wolters Kluwer NV	27,366	893,489

		21,717,173

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	115,016	48,300
Air New Zealand, Ltd.	50,963	104,142
Auckland International Airport, Ltd.	21,376	72,134
DNZ Property Fund, Ltd.	62,220	90,985
Fisher & Paykel Healthcare Corp., Ltd.	98,759	487,311
Fletcher Building, Ltd.	14,453	91,259
Goodman Property Trust	94,341	84,542
Infratil, Ltd.	40,314	96,136
Kiwi Income Property Group, Ltd.	84,348	81,912
Property for Industry, Ltd.	92,425	109,162

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Steel & Tube Holdings, Ltd.	60,219	$128,701
Vital Healthcare Property Trust	80,666	104,045
Xero, Ltd. (b)	4,357	78,742

		1,577,371

NORWAY — 0.7%
Akastor ASA (a)	5,636	11,336
Aker Solutions ASA (b)	5,636	29,351
DnB ASA	48,828	785,819
DNO ASA (a)(b)	32,388	42,398
Norsk Hydro ASA	81,876	430,659
Opera Software ASA (a)	11,282	90,644
Orkla ASA	78,437	593,210
REC Silicon ASA (a)(b)	122,566	35,740
Schibsted ASA	2,837	164,466
Seadrill, Ltd. (a)	7,944	74,619
Statoil ASA	55,353	980,805
Storebrand ASA (b)	45,397	165,273
Telenor ASA	41,611	841,090
TGS Nopec Geophysical Co. ASA (a)	4,609	102,256
Yara International ASA	13,713	697,637

		5,045,303

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)(b)	1,845,793	189,714
EDP — Energias de Portugal SA	139,454	521,961
Mota-Engil SGPS SA	21,998	81,273
NOS SGPS	52,154	377,586
Portugal Telecom SGPS SA (a)	60,318	34,982

		1,205,516

SINGAPORE — 1.5%
AIMS AMP Capital Industrial REIT	118,598	128,826
Ascendas Hospitality Trust	169,200	83,878
Ascendas REIT	528,000	996,953
Cache Logistics Trust (a)	136,000	116,498
CapitaLand, Ltd.	264,000	689,014
China New Town Development Co., Ltd. (b)	1,615,400	75,370
City Developments, Ltd. (a)	122,600	899,144
Cosco Corp. Singapore, Ltd. (a)	539,200	198,510
Croesus Retail Trust	233,000	157,972
DBS Group Holdings, Ltd.	72,776	1,080,207
Flextronics International, Ltd. (b)	55,693	705,909
Genting Singapore PLC (a)	536,400	359,764
Global Logistic Properties, Ltd.	71,000	137,166
IGG, Inc. (a)	60,000	35,135
Jardine Cycle & Carriage, Ltd.	3,000	89,801
Keppel Corp., Ltd. (a)	140,375	921,029
Keppel REIT	35,513	31,068
Lippo Malls Indonesia Retail Trust	792,800	199,399
Oversea-Chinese Banking Corp., Ltd.	113,800	876,916
Oxley Holdings, Ltd.	162,800	59,342
SembCorp Industries, Ltd.	36,200	111,368
Singapore Airlines, Ltd.	19,400	169,009
Singapore Exchange, Ltd.	132,000	783,320
Singapore Telecommunications, Ltd.	138,000	440,650
Sino Grandness Food Industry Group, Ltd. (a)(b)	204,000	46,103
Soilbuild Business Space REIT	204,000	120,464
Tiger Airways Holdings, Ltd. (b)	548,649	127,993
United Overseas Bank, Ltd.	21,312	357,349
UOL Group, Ltd.	163,459	910,423
Wilmar International, Ltd.	131,000	311,336

		11,219,916

SOUTH KOREA — 4.2%
Amorepacific Corp.	110	332,642
Asiana Airlines, Inc. (b)	33,241	269,056
Bioland, Ltd.	11,554	284,828
BS Financial Group, Inc.	11,092	151,966
Celltrion, Inc. (a)(b)	3,498	220,389
CJ CGV Co., Ltd.	4,863	296,746
Coway Co., Ltd.	1,693	139,627
Credu Corp.	5,724	285,310
Crown Confectionery Co., Ltd.	657	174,102
Dae Han Flour Mills Co., Ltd.	1,839	308,310
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,884	63,365
Digitech Systems Co., Ltd. (b)(f)	19,094	0
Dongkuk Industries Co., Ltd.	66,256	221,560
Dongwon F&B Co., Ltd.	961	346,478
Dongwon Industries Co., Ltd. (a)	1,070	321,159
DY Corp.	10,093	72,051
DY POWER Corp. (b)	5,403	60,388
E-Mart Co., Ltd.	739	155,200
Genic Co., Ltd. (a)(b)	6,210	186,952
GS Home Shopping, Inc.	960	192,182
Haesung Industrial Co., Ltd.	2,966	80,737
Hana Financial Group, Inc.	10,790	279,609
Hana Tour Service, Inc.	3,321	335,258
Hancom, Inc.	7,810	128,823
Hankook Shell Oil Co., Ltd.	388	154,228
Hankook Tire Co., Ltd.	1,776	72,596
Hanssem Co., Ltd.	1,976	328,606
Harim Co., Ltd. (a)(b)	29,447	141,203
Hotel Shilla Co., Ltd.	3,962	349,614
Huons Co., Ltd.	3,990	220,098
Hyundai Elevator Co., Ltd. (b)	2,221	155,547
Hyundai Engineering Plastics Co., Ltd.	46,364	375,275
Hyundai Glovis Co., Ltd.	643	130,982
Hyundai Heavy Industries Co., Ltd. (b)	1,662	182,761
Hyundai Hy Communications & Networks Co., Ltd.	46,731	207,656
Hyundai Mobis Co., Ltd.	2,506	556,788
Hyundai Motor Co.	3,488	529,747
Hyundai Motor Co. Preference Shares	1,071	110,049
Hyundai Securities Co., Ltd. (a)	51,118	389,795
Hyundai Steel Co.	2,221	146,138
INFINITT Co., Ltd. (a)(b)	15,966	141,031
Infraware, Inc. (b)	10,978	65,307
Interpark Corp.	10,431	85,370
Jenax, Inc. (a)(b)	16,776	121,724
JoyCity Corp. (a)(b)	3,713	97,724
Kangwon Land, Inc.	3,855	120,398
KB Capital Co., Ltd.	4,788	88,255
KB Financial Group, Inc.	14,037	497,232
KCC Corp.	185	94,380
Kia Motors Corp.	9,149	372,739
KIWOOM Securities Co., Ltd.	7,248	461,881

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Koh Young Technology, Inc.	12,160	$487,189
Korea Electric Power Corp. ADR (a)	30,592	627,136
Korea Zinc Co., Ltd.	630	240,768
Korean Air Lines Co., Ltd. (b)	2,903	127,037
KT Corp. ADR (b)	28,748	376,024
KT&G Corp.	4,449	355,695
Ktis Corp.	26,331	100,274
KyungDong City Gas Co., Ltd.	1,703	165,012
LG Chem, Ltd.	881	179,464
LG Chem, Ltd. Preference Shares	795	108,919
LG Display Co., Ltd. ADR (a)	39,974	572,028
LG Electronics, Inc.	5,234	277,870
LG Household & Health Care, Ltd.	424	321,406
LG Uplus Corp.	9,788	97,046
Lotte Chemical Corp.	598	109,688
Lotte Food Co., Ltd.	401	254,815
Lotte Shopping Co., Ltd.	232	49,664
Medy-Tox, Inc.	746	221,020
Modetour Network, Inc.	11,248	335,580
Muhak Co., Ltd. (b)	9,765	397,395
NAVER Corp.	1,323	800,156
NCSoft Corp.	703	115,007
Nexon GT Co., Ltd. (b)	9,431	144,510
NHN Entertainment Corp. (a)(b)	551	35,460
OCI Co., Ltd. (a)	644	60,078
Orion Corp.	131	136,733
Ottogi Corp.	342	184,032
POSCO ADR	19,652	1,074,178
S1 Corp.	1,606	121,451
Sajo Industries Co., Ltd. (a)(b)	6,326	547,385
Samchuly Bicycle Co., Ltd.	6,623	128,944
Samsung C&T Corp.	3,843	205,754
Samsung Electronics Co., Ltd. GDR	11,360	7,315,840
Samsung Engineering Co., Ltd. (b)	1,341	46,596
Samsung Fire & Marine Insurance Co., Ltd.	1,152	277,759
Samsung Heavy Industries Co., Ltd.	6,382	103,831
Samsung Life Insurance Co., Ltd.	3,375	294,166
Samsung SDI Co., Ltd.	1,311	161,297
Shinhan Financial Group Co., Ltd.	17,428	658,979
Shinsegae Food Co., Ltd.	2,410	274,789
SK C&C Co., Ltd.	689	144,389
SK Hynix, Inc.	21,433	879,961
SK Innovation Co., Ltd. (b)	5,008	430,631
SK Telecom Co., Ltd. ADR (a)	23,963	652,033
SNU Precision Co., Ltd. (b)	11,611	50,549
Woori Bank	7,652	64,695

		31,417,095

SPAIN — 2.8%
Abengoa SA (a)	14,319	55,886
Abertis Infraestructuras SA	18,171	328,546
Acciona SA (b)	3,309	255,096
Acerinox SA	26,848	450,543
ACS, Actividades de Construccion y Servicios SA	16,626	589,259
Amadeus IT Holding SA (Class A)	11,673	500,970
Atresmedia Corp. de Medios de Comunicaion SA	9,330	140,987
Banco Bilbao Vizcaya Argentaria SA	196,312	1,983,573
Banco de Sabadell SA (a)	144,012	352,490
Banco Popular Espanol SA (a)	74,370	364,063
Banco Santander SA	570,959	4,302,893
Bankia SA (b)	122,028	170,113
Bankinter SA	33,509	255,771
CaixaBank SA	41,073	194,754
Distribuidora Internacional de Alimentacion SA	31,341	245,248
Ebro Puleva SA	4,209	78,475
Enagas SA	31,302	895,256
Faes Farma SA	99,629	253,059
Ferrovial SA	42,634	906,620
Gamesa Corp. Tecnologica SA (b)	24,430	308,688
Gas Natural SDG SA	3,803	85,426
Grifols SA	8,366	359,224
Iberdrola SA	259,984	1,675,895
Inditex SA	32,077	1,029,387
Indra Sistemas SA (a)	20,423	239,742
International Consolidated Airlines Group SA (b)	27,551	246,624
Let’s GOWEX SA (a)(b)(f)	4,019	0
Mediaset Espana Comunicacion SA (b)	39,098	489,618
NH Hotel Group SA (b)	34,719	189,797
Red Electrica Corp. SA	12,027	978,333
Repsol SA	50,416	938,634
Sacyr SA (b)	19,928	83,663
Telefonica SA	141,864	2,020,319
Zeltia SA (b)	43,121	187,332

		21,156,284

SWEDEN — 2.7%
AddTech AB (Class B)	8,012	107,535
Alfa Laval AB	34,013	668,503
Assa Abloy AB (Class B)	23,919	1,425,591
Atlas Copco AB (Class A)	26,648	863,027
Atlas Copco AB (Class B)	16,318	482,309
Axis Communications AB	2,395	94,478
Bilia AB (Class A)	3,069	110,318
BillerudKorsnas AB	7,252	117,054
Boliden AB	30,716	610,470
Concentric AB	6,745	90,139
Electrolux AB (Series B) (a)	19,719	565,226
Elekta AB (Class B) (a)	10,658	95,716
Eniro AB (a)(b)	13,376	2,916
Getinge AB (Class B) (a)	3,627	89,833
Hennes & Mauritz AB (Class B)	41,636	1,687,349
Hexagon AB, (Class B)	8,234	292,733
Hexpol AB	1,278	128,851
Investor AB (Class B)	15,164	604,341
JM AB	3,380	112,562
Kinnevik Investment AB (Class B)	13,174	440,098
KNOW IT AB	15,640	105,638
Lagercrantz AB (Class B)	6,937	127,092
Lundin Petroleum AB (a)(b)	9,305	127,425
Meda AB (Class A)	8,980	142,134
Net Entertainment NE AB (Class B) (b)	9,668	332,952
Nibe Industrier AB (Class B) (a)	3,364	83,670
Nordea Bank AB (a)	102,463	1,251,077

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Opus Group AB (a)	54,494	$55,922
Opus Group AB BTA (b)	5,863	5,813
Orexo AB (a)(b)	4,503	64,485
Qliro Group AB (a)(b)	47,002	86,112
Saab AB	4,073	108,861
Sandvik AB	62,848	702,882
Securitas AB (Class B)	56,025	803,601
Skandinaviska Enskilda Banken AB (Class A)	39,358	460,482
Skanska AB (Class B)	47,494	1,065,084
SKF AB (Class A)	10,721	278,217
Svenska Cellulosa AB (Class B)	20,126	463,708
Svenska Handelsbanken AB (Class A)	8,448	381,353
Swedbank AB (Class A) (a)	25,862	618,057
Swedish Match AB	6,460	189,964
Swedish Orphan Biovitrum AB (b)	9,000	95,019
Tele2 AB (Class B)	31,861	380,896
Telefonaktiebolaget LM Ericsson (Class B)	154,219	1,938,456
TeliaSonera AB	103,481	657,552
Tethys Oil AB (b)	12,600	86,931
Volvo AB (Class A)	91,863	1,115,260

		20,317,692

SWITZERLAND — 7.3%
ABB, Ltd. (b)	111,096	2,359,632
Actelion, Ltd. (b)	4,383	508,109
Adecco SA (b)	12,233	1,020,151
Aryzta AG (b)	1,536	94,488
Cie Financiere Richemont SA	17,059	1,375,188
Clariant AG (b)	38,517	770,895
Coca-Cola HBC AG (b)	7,102	128,097
Comet Holding AG (b)	211	170,095
Credit Suisse Group AG (b)	51,966	1,400,669
Geberit AG	1,566	588,479
Givaudan SA (b)	188	341,044
Holcim, Ltd. (b)	14,472	1,082,457
Julius Baer Group, Ltd. (b)	13,445	674,949
Kuehne + Nagel International AG	4,927	732,988
Leonteq AG (a)(b)	936	320,416
Lindt & Spruengli AG	2	126,634
Logitech International SA	6,861	90,769
Lonza Group AG (b)	6,104	763,550
Meyer Burger Technology AG (a)(b)	5,094	32,359
Nestle SA	138,057	10,432,805
Novartis AG	111,982	11,085,215
Partners Group Holding AG	450	134,588
PSP Swiss Property AG (b)	1,596	150,596
Roche Holding AG	32,223	8,894,251
SGS SA	460	880,881
Sonova Holding AG	621	86,504
STMicroelectronics NV	33,353	311,286
Sulzer AG (b)	3,430	377,854
Swatch Group AG	2,401	1,018,689
Swiss Life Holding AG (b)	3,466	858,203
Swiss Re AG	14,270	1,382,484
Syngenta AG	4,738	1,613,154
Temenos Group AG (b)	3,937	135,787
U-Blox AG (b)	742	129,867
UBS Group AG (b)	160,721	3,031,410
Youlchon Chemical Co., Ltd.	9,778	100,473
Zurich Insurance Group AG (b)	6,935	2,351,174

		55,556,190

UNITED KINGDOM — 16.4%
3i Group PLC	84,536	605,382
Aberdeen Asset Management PLC	45,640	311,391
Afren PLC (a)(b)	53,898	2,472
Aggreko PLC	8,852	200,660
Amec Foster Wheeler PLC	37,151	499,390
Anglo American PLC	63,311	951,131
Antofagasta PLC	13,972	151,931
ARM Holdings PLC	52,732	865,002
Ashtead Group PLC	17,857	287,355
Associated British Foods PLC	11,117	465,060
AstraZeneca PLC	55,277	3,796,449
Aviva PLC	138,073	1,106,835
Avon Rubber PLC	18,711	219,157
Babcock International Group PLC	21,091	308,243
BAE Systems PLC	178,165	1,384,585
Balfour Beatty PLC	109,367	389,815
Barclays PLC	680,925	2,452,283
Barratt Developments PLC	65,561	514,365
BBA Aviation PLC	21,765	108,756
Bellway PLC	4,140	121,749
Berkeley Group Holdings PLC	4,332	169,710
BG Group PLC	148,821	1,831,468
BHP Billiton PLC	76,940	1,682,995
Big Yellow Group PLC	11,347	109,069
BP PLC	819,103	5,310,094
British American Tobacco PLC	79,272	4,105,245
British Land Co. PLC	69,361	857,196
Britvic PLC	8,792	95,865
BT Group PLC	384,319	2,498,886
BTG PLC (b)	15,387	163,320
Bunzl PLC	5,929	161,157
Burberry Group PLC	22,350	574,985
Cable & Wireless Communications PLC	184,156	166,625
Cairn Energy PLC (b)	17,817	41,552
Capita PLC	37,962	628,918
Carnival PLC	12,935	632,899
Centamin PLC	92,644	79,080
Centrica PLC	246,398	925,419
Cobham PLC	33,908	153,124
Compass Group PLC	70,813	1,232,030
Croda International PLC	3,063	124,543
CSR PLC	7,820	101,403
Daily Mail & General Trust PLC	9,254	121,509
Darty PLC	36,384	35,378
Diageo PLC	110,613	3,053,394
Direct Line Insurance Group PLC	63,598	301,172
Dixons Carphone PLC	12,412	76,043
Drax Group PLC	15,647	84,527
DS Smith PLC	22,458	115,086
easyJet PLC	10,219	285,502
Experian PLC	45,135	748,423
FirstGroup PLC (b)	140,875	190,203
Foxtons Group PLC	14,836	45,204
Fresnillo PLC	8,056	81,621

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Friends Life Group, Ltd.	93,542	$574,338
G4S PLC	147,627	648,253
GKN PLC	69,850	371,841
GlaxoSmithKline PLC	211,900	4,863,187
Glencore PLC (b)	465,218	1,974,473
Hammerson PLC	30,215	298,280
Hansteen Holdings PLC	53,897	97,852
Hargreaves Lansdown PLC	8,003	136,863
Hays PLC	249,782	565,843
Henderson Group PLC	43,976	183,574
Hikma Pharmaceuticals PLC	5,668	179,221
Homeserve PLC	17,555	99,707
Howden Joinery Group PLC	24,182	159,244
HSBC Holdings PLC	816,665	6,958,832
ICAP PLC	64,998	508,500
IMI PLC	9,402	177,955
Imperial Tobacco Group PLC	49,429	2,174,173
Indivior PLC (b)	32,740	92,345
Informa PLC	25,360	212,517
Inmarsat PLC	12,482	171,491
InterContinental Hotels Group PLC	10,577	413,579
International Personal Finance PLC	13,646	97,277
Intertek Group PLC	6,819	252,868
IP Group PLC (b)	28,482	95,556
ITV PLC	100,212	376,226
J Sainsbury PLC (a)	99,564	383,105
Jazztel PLC (b)	10,007	136,332
John Wood Group PLC	14,396	135,705
Johnson Matthey PLC	4,634	232,929
Keller Group PLC	4,083	57,491
Kingfisher PLC	158,212	893,900
Land Securities Group PLC	53,158	988,781
Legal & General Group PLC	360,987	1,492,977
Lloyds Banking Group PLC (b)	2,219,048	2,578,683
London Stock Exchange Group PLC	9,731	355,219
Lonmin PLC (a)(b)	13,686	23,872
Man Group PLC	111,332	336,825
Marks & Spencer Group PLC	101,448	805,708
Meggitt PLC	25,519	207,788
Mondi PLC	29,468	567,814
Mucklow A & J Group PLC	9,274	66,634
National Grid PLC	169,212	2,172,087
Next PLC	8,641	901,137
Ocado Group PLC (a)(b)	16,126	84,696
Old Mutual PLC	304,458	1,003,821
Ophir Energy PLC (b)	23,922	47,871
Pace PLC	14,179	72,618
Pearson PLC	48,175	1,037,695
Persimmon PLC (b)	21,452	529,591
Petrofac, Ltd. (a)	9,655	136,592
Provident Financial PLC	2,677	107,020
Prudential PLC	125,867	3,124,127
Randgold Resources, Ltd.	6,874	478,895
Reckitt Benckiser Group PLC	33,246	2,862,516
Reed Elsevier PLC	49,400	849,945
Rentokil Initial PLC	280,597	569,419
Rexam PLC	29,761	255,804
Rightmove PLC	4,147	184,502
Rio Tinto PLC	55,953	2,302,487
Rolls-Royce Holdings PLC (b)	88,040	1,245,528
Royal Bank of Scotland Group PLC (b)	70,997	358,343
Royal Dutch Shell PLC (Class A)	163,969	4,887,716
Royal Dutch Shell PLC (Class B)	103,193	3,215,461
Royal Mail PLC	18,479	120,262
RSA Insurance Group PLC	59,679	372,890
SABMiller PLC	45,013	2,365,493
Sage Group PLC	100,114	693,606
Serco Group PLC (a)	36,550	74,823
Severn Trent PLC	5,093	155,672
Shire PLC	28,102	2,238,141
Sky PLC	53,900	794,545
Smith & Nephew PLC	38,640	656,211
Smiths Group PLC	39,771	660,068
Sports Direct International PLC (b)	6,332	57,245
SSE PLC	53,355	1,186,499
Standard Chartered PLC	88,039	1,429,139
Standard Life PLC	136,645	964,750
TalkTalk Telecom Group PLC (a)	17,558	89,689
Tate & Lyle PLC	36,780	326,235
Taylor Wimpey PLC	99,457	228,701
Telecom Plus PLC (a)	2,536	32,753
Tesco PLC	383,494	1,376,845
Thomas Cook Group PLC (b)	43,292	93,637
Travis Perkins PLC	6,459	186,974
Trinity Mirror PLC (b)	19,075	51,324
Tullow Oil PLC	49,895	209,764
Unilever PLC	59,220	2,474,727
United Utilities Group PLC	28,687	397,326
Victrex PLC	3,838	106,828
Vodafone Group PLC	1,161,378	3,800,705
Weir Group PLC	4,474	112,975
Whitbread PLC	7,624	593,621
William Hill PLC	58,106	319,933
William Morrison Supermarkets PLC	159,245	457,433
Wolseley PLC	14,670	869,581
Workspace Group PLC	9,523	120,800
WPP PLC	80,268	1,824,308
Xaar PLC	7,171	43,859

		124,388,647

TOTAL COMMON STOCKS —
(Cost $716,168,535)		749,883,433

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Abacus Property Group (expiring 4/2/15) (b)(f)	26,931	0

SPAIN — 0.0% (e)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (b)	196,312	28,253
Banco de Sabadell SA (expiring 4/17/15) (a)(b)	144,012	36,502
Telefonica SA (expiring 4/10/15) (b)	141,864	22,854

		87,609

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 0.0% (e)
Serco Group PLC (expiring 4/16/15) (b)	36,550	$22,246

TOTAL RIGHTS —
(Cost $82,448)		109,855

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $15,679)	13,373	46,118

SHORT TERM INVESTMENTS — 7.4%
UNITED STATES — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	55,322,052	55,322,052
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	444,227	444,227

TOTAL SHORT TERM INVESTMENT —
(Cost $55,766,279)		55,766,279

TOTAL INVESTMENTS — 106.6%
(Cost $772,032,941)		805,805,685
OTHER ASSETS & LIABILITIES — (6.6)%		(49,737,536)

NET ASSETS — 100.0%		$756,068,149

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 6.2%
Acrux, Ltd. (a)	55,188	$36,258
Adelaide Brighton, Ltd. (a)	2,745	9,500
AET&D Holdings No 1 Pty, Ltd. (a)(b)(c)	110,316	0
Ainsworth Game Technology, Ltd. (a)	64,321	142,009
ALE Property Group	75,535	220,433
Amalgamated Holdings, Ltd.	50,364	451,703
Amcom Telecommunications, Ltd. (a)	137,957	284,559
Antares Energy, Ltd. (b)	157,622	16,858
APN News & Media, Ltd. (b)	270,524	205,633
ARB Corp., Ltd.	16,064	152,297
Ardent Leisure Group	233,536	399,638
Arrium, Ltd. (a)	1,834,527	238,253
Asaleo Care, Ltd.	187,525	270,761
Aspen Group	34,430	33,405
Astro Japan Property Group	32,304	123,393
Atlas Iron, Ltd. (a)	453,443	45,033
Ausdrill, Ltd.	57,679	12,118
Austal, Ltd.	70,273	94,486
Austbrokers Holdings, Ltd.	25,294	167,727
Austin Engineering, Ltd. (b)	21,293	12,525
Australian Agricultural Co., Ltd. (a)(b)	181,650	222,728
Australian Industrial REIT	42,031	75,136
Australian Pharmaceutical Industries, Ltd.	71,272	98,824
Automotive Holdings Group, Ltd.	65,588	210,445
Aveo Group	180,239	366,265
AWE, Ltd. (a)(b)	284,216	260,552
Base Resources, Ltd. (b)	145,160	13,307
BC Iron, Ltd. (a)	24,754	6,997
Beach Energy, Ltd.	1,177,584	913,110
Beadell Resources, Ltd.	400,265	79,503
Bega Cheese, Ltd. (a)	55,082	201,983
Billabong International, Ltd. (a)(b)	309,588	137,176
Blackmores, Ltd.	3,703	154,317
Boart Longyear, Ltd. (a)(b)	266,284	40,686
Bradken, Ltd.	88,439	124,654
Breville Group, Ltd. (a)	25,261	145,701
Brickworks, Ltd.	16,416	181,218
Buru Energy, Ltd. (b)	85,006	20,781
BWP Trust	160,150	367,040
Cabcharge Australia, Ltd. (a)	58,458	207,218
Cardno, Ltd. (a)	64,325	161,183
Cash Converters International, Ltd.	29,565	20,328
Central Petroleum, Ltd. (b)	154,352	15,919
Charter Hall Group	102,517	399,421
Charter Hall Retail REIT	219,022	717,811
Coalspur Mines, Ltd. (b)	242,811	3,710
Collins Foods, Ltd.	32,883	64,310
Cooper Energy, Ltd. (b)	127,946	20,526
Corporate Travel Management, Ltd. (a)	47,958	430,124
Cover-More Group, Ltd. (a)	139,296	220,279
Credit Corp. Group, Ltd.	8,493	75,004
Cromwell Property Group	458,785	397,805
CSG, Ltd.	83,647	94,256
CSR, Ltd.	320,319	986,172
CuDeco, Ltd. (a)(b)(c)	25,679	27,661
Data#3, Ltd.	55,072	33,237
Decmil Group, Ltd.	32,566	31,596
Domino’s Pizza Enterprises, Ltd.	31,391	891,380
Downer EDI, Ltd.	224,905	768,018
Drillsearch Energy, Ltd. (a)(b)	145,273	120,970
Echo Entertainment Group, Ltd.	3,849	13,291
Emeco Holdings, Ltd. (a)(b)	250,108	22,928
Energy Resources of Australia, Ltd. (a)(b)	51,512	49,191
Energy World Corp., Ltd. (b)	537,199	158,001
ERM Power, Ltd.	38,982	67,601
Evolution Mining, Ltd.	270,306	176,558
Fairfax Media, Ltd.	1,008,229	735,576
Fleetwood Corp., Ltd. (a)	170,711	182,581
FlexiGroup, Ltd. (a)	105,943	279,226
Folkestone Education Trust	115,218	193,646
G8 Education, Ltd. (a)	156,966	402,912
GDI Property Group	208,587	147,399
Greencross, Ltd. (a)	49,026	299,253
Greenland Minerals & Energy, Ltd. (b)	150,176	7,572
GUD Holdings, Ltd.	43,743	275,360
GWA Group, Ltd.	78,041	154,414
Hills, Ltd.	66,490	43,938
Horizon Oil, Ltd. (a)(b)	426,773	35,864
Hotel Property Investments	80,202	169,106
Icon Energy, Ltd. (b)	181,652	9,992
iiNET, Ltd. (a)	69,547	469,142
Imdex, Ltd. (b)	78,420	21,567
Independence Group NL	128,034	512,533
Industria REIT (a)	95,115	145,326
Infigen Energy (a)(b)	920,118	196,819
Ingenia Communities Group	323,598	97,649
Intrepid Mines, Ltd. (b)	213,254	18,735
Invocare, Ltd. (a)	216,671	2,175,009
iProperty Group, Ltd. (a)(b)	54,829	117,701
Iress, Ltd.	51,776	415,320
iSelect, Ltd. (b)	37,709	42,780
iSentia Group, Ltd.	91,384	255,515
Jacana Minerals, Ltd. (a)(b)(c)	12,051	0
Japara Healthcare, Ltd. (a)	124,819	257,460
JB Hi-Fi, Ltd. (a)	78,327	1,117,174
Karoon Gas Australia, Ltd. (a)(b)	126,740	209,138
Kingsgate Consolidated, Ltd. (a)(b)	107,479	56,655
Kingsrose Mining, Ltd. (b)	56,862	9,340
Liquefied Natural Gas, Ltd. (b)	228,226	550,956
Lynas Corp., Ltd. (a)(b)	769,028	25,262
M2 Group, Ltd.	85,400	661,547
MACA, Ltd.	28,543	19,080
Macquarie Atlas Roads Group (a)	182,438	452,964
Maverick Drilling & Exploration, Ltd. (b)	173,050	14,542
Mayne Pharma Group, Ltd. (b)	318,232	232,173
McMillan Shakespeare, Ltd.	17,906	162,784
Medusa Mining, Ltd. (b)	97,829	71,000
Melbourne IT, Ltd.	50,708	52,103
Mesoblast, Ltd. (a)(b)	111,056	307,974
Metals X, Ltd.	100,676	92,294

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Mincor Resources NL	70,315	$36,259
Mineral Deposits, Ltd. (b)	31,096	18,530
Mineral Resources, Ltd. (a)	82,493	425,389
MMA Offshore, Ltd. (a)	102,764	51,814
Monadelphous Group, Ltd. (a)	71,647	546,800
Mount Gibson Iron, Ltd. (a)	505,806	85,010
Myer Holdings, Ltd. (a)	301,726	312,332
Navitas, Ltd.	139,457	522,037
New South Resources, Ltd.	152,242	186,088
NewSat, Ltd. (a)(b)	237,780	20,890
NEXTDC, Ltd. (b)	59,791	117,391
NIB Holdings, Ltd.	209,354	591,763
Nine Entertainment Co., Holdings, Ltd. (a)	229,331	369,667
Northern Star Resources, Ltd. (a)	301,479	529,724
NRW Holdings, Ltd. (a)	50,102	7,655
Nufarm, Ltd.	118,432	601,666
Orocobre, Ltd. (b)	45,386	81,134
Orora, Ltd.	496,518	861,045
OZ Minerals, Ltd.	108,467	326,482
OzForex Group, Ltd. (a)	121,883	224,401
Pacific Brands, Ltd. (a)(b)	1,207,952	424,495
Pact Group Holdings, Ltd.	13,107	42,255
Paladin Energy, Ltd. (a)(b)	764,565	219,034
PanAust, Ltd.	259,033	340,368
Peet, Ltd. (a)	36,386	33,912
Perpetual, Ltd. (a)	461	19,377
Perseus Mining, Ltd. (b)	270,404	58,874
Platinum Australia, Ltd. (b)(c)	610,876	0
Premier Investments, Ltd.	39,863	390,107
Programmed Maintenance Services, Ltd. (a)	225,322	416,566
Qube Holdings, Ltd.	1,268	2,877
RCR Tomlinson, Ltd.	48,259	73,551
Recall Holdings, Ltd.	144,426	853,987
Red Fork Energy, Ltd. (b)(c)	219,356	1,005
Regis Resources, Ltd. (a)(b)	143,168	143,826
Reject Shop, Ltd. (a)	19,349	99,037
Resolute Mining, Ltd. (b)	348,781	82,600
Retail Food Group, Ltd.	73,560	396,745
Ridley Corp., Ltd.	52,256	42,715
SAI Global, Ltd.	197,164	623,581
Sandfire Resources NL	7,131	24,079
Saracen Mineral Holdings, Ltd. (b)	261,581	84,930
Select Harvests, Ltd.	29,372	166,271
Senex Energy, Ltd. (b)	577,494	138,971
Seven West Media, Ltd. (a)	262,299	268,514
Shopping Centres Australasia Property Group	264,932	408,838
Sigma Pharmaceuticals, Ltd.	1,303,531	886,291
Silex Systems, Ltd. (b)	44,759	17,268
Silver Chef, Ltd.	9,793	60,375
Silver Lake Resources, Ltd. (b)	140,121	21,409
Sino Gas & Energy Holdings, Ltd. (b)	629,335	91,348
Sirius Resources NL (a)(b)	138,269	288,372
Sirtex Medical, Ltd.	32,074	509,661
Skilled Group, Ltd.	53,285	51,087
Slater & Gordon, Ltd. (a)	90,568	522,380
Southern Cross Media Group, Ltd. (a)	466,246	409,617
Spotless Group Holdings, Ltd.	228,611	396,450
St Barbara, Ltd. (b)	270,452	45,455
Starpharma Holdings, Ltd. (a)(b)	133,668	44,931
Steadfast Group, Ltd.	230,104	267,198
STW Communications Group, Ltd. (a)	793,832	421,481
Sundance Energy Australia, Ltd. (b)	185,880	63,901
Sundance Resources, Ltd. (a)(b)	1,220,786	19,585
Sunland Group, Ltd.	27,792	40,446
Super Retail Group, Ltd. (a)	51,585	378,714
Syrah Resources, Ltd. (a)(b)	40,361	114,085
Tap Oil, Ltd. (b)	72,322	13,536
Tassal Group, Ltd.	40,786	105,939
Technology One, Ltd.	124,304	381,747
Ten Network Holdings, Ltd. (b)	484,920	75,943
TFS Corp., Ltd. (a)	143,447	192,872
Tiger Resources, Ltd. (b)	250,919	9,584
Tox Free Solutions, Ltd.	30,880	66,762
Transfield Services, Ltd. (b)	315,125	328,610
Transpacific Industries Group, Ltd. (a)	709,283	430,776
Troy Resources, Ltd. (a)(b)	56,563	19,445
UGL, Ltd. (a)	76,386	84,907
UXC, Ltd.	74,106	44,724
Veda Group, Ltd. (a)	278,681	493,924
Village Roadshow, Ltd.	7,432	31,909
Virgin Australia Holdings, Ltd. (b)	504,224	198,379
Virtus Health, Ltd. (a)	16,278	91,153
Vocation, Ltd.	46,838	5,725
Vocus Communications, Ltd. (a)	59,918	268,695
Webjet, Ltd.	56,957	171,874
Western Areas NL	111,418	303,870
Whitehaven Coal, Ltd. (a)(b)	203,943	222,018

		43,873,929

AUSTRIA — 0.5%
BUWOG AG (b)	19,216	394,392
Conwert Immobilien Invest SE (a)(b)	25,417	318,020
Flughafen Wien AG	610	53,034
Lenzing AG	2,850	191,674
POLYTEC Holding AG	3,355	29,186
Porr AG	3,846	203,432
RHI AG (a)	12,658	372,494
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,749	303,577
Semperit AG Holding	5,075	238,189
UBM Realitaetenentwicklung AG	1,381	60,811
Wienerberger AG (a)	66,839	1,067,444
Zumtobel Group AG	8,923	221,422

		3,453,675

BAHAMAS — 0.0% (d)
United International Enterprises	490	77,558

BELGIUM — 1.3%
Ablynx NV (b)	31,798	309,408
Aedifica SA	669	44,907
AGFA-Gevaert NV (b)	194,839	448,856
AGFA-Gevaert NV VVPR Strip (a)(b)(c)	42,353	0
Barco NV	17,266	1,027,691
Befimmo SA	2,106	142,948
BHF Kleinwort Benson Group (b)	120,434	606,633

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Deceuninck NV	21,205	$44,410
Econocom Group SA (a)	23,879	189,165
Euronav NV (b)	25,072	296,200
EVS Broadcast Equipment SA	15,297	568,689
Fagron (a)	15,045	585,820
Galapagos NV (b)	16,747	396,957
Ion Beam Applications (b)	11,074	284,254
Kinepolis Group NV	3,337	128,556
Lotus Bakeries	178	233,230
Melexis NV	10,121	603,282
Mobistar SA (b)	21,464	465,888
Nyrstar NV (b)	216,991	848,762
Ontex Group NV (b)	12,343	374,692
Tessenderlo Chemie NV (b)	40,105	1,144,658
Tessenderlo Chemie NV VVPR Strip (b)(e)	4,451	0
ThromboGenics NV (b)	16,034	87,859

		8,832,865

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	8,562	50,174
Golden Ocean Group, Ltd. (a)	279,644	178,527
Ship Finance International, Ltd. (a)	33,780	499,944
SmarTone Telecommunications Holdings, Ltd.	226,749	432,847
Trinity, Ltd. (a)	610,000	125,099

		1,286,591

CANADA — 8.8%
5N Plus, Inc. (a)(b)	25,712	43,648
Advantage Oil & Gas, Ltd. (b)	131,301	707,045
Aecon Group, Inc.	11,250	99,664
Africa Oil Corp. (a)(b)	149,682	217,461
AG Growth International, Inc. (a)	712	28,930
AGF Management, Ltd. (Class B)	11,240	74,016
AGT Food & Ingredients, Inc.	10,650	227,884
Alacer Gold Corp. (b)	113,767	246,128
Alamos Gold, Inc.	54,153	317,264
Alaris Royalty Corp. (a)	13,422	349,936
Alexco Resource Corp. (b)	16,480	5,856
Algonquin Power & Utilities Corp. (a)	81,271	600,629
Altius Minerals Corp. (a)	3,271	32,697
Altus Group, Ltd. (a)	9,317	143,893
Argonaut Gold, Inc. (a)(b)	66,305	92,141
Artek Exploration, Ltd. (a)(b)	16,764	33,753
Artis REIT	16,779	198,460
Asanko Gold, Inc. (a)(b)	53,647	76,245
Atlantic Power Corp. (a)	60,124	169,002
Atrium Mortgage Investment Corp.	34,344	338,966
ATS Automation Tooling Systems, Inc. (b)	33,071	354,603
AuRico Gold, Inc. (a)	169,560	468,583
AutoCanada, Inc. (a)	8,854	221,402
Avigilon Corp. (a)(b)	15,127	251,659
B2Gold Corp. (b)	383,388	572,131
Badger Daylighting, Ltd. (a)	14,903	318,182
Ballard Power Systems, Inc. (a)(b)	70,325	146,591
Bankers Petroleum, Ltd. (b)	150,018	321,002
Banro Corp. (b)	114,266	22,555
Bellatrix Exploration, Ltd. (a)(b)	94,649	230,177
Birchcliff Energy, Ltd. (b)	62,246	333,224
Bird Construction, Inc. (a)	18,958	141,156
Black Diamond Group, Ltd. (a)	12,025	118,778
BlackPearl Resources, Inc. (a)(b)	165,822	119,146
BNK Petroleum, Inc. (a)(b)	59,995	26,528
Bonterra Energy Corp. (a)	9,639	258,080
Boyd Group Income Fund	1,516	63,441
Calfrac Well Services, Ltd. (a)	40,573	267,176
Callidus Capital Corp. (a)(b)	18,349	229,779
Canaccord Genuity Group, Inc.	47,443	244,239
Canacol Energy, Ltd. (a)(b)	40,056	90,138
Canadian Solar, Inc. (a)(b)	16,852	562,688
Canam Group, Inc.	3,703	36,255
CanElson Drilling, Inc.	25,846	79,181
Canexus Corp. (a)	89,597	108,238
CanWel Building Materials Group, Ltd.	3,972	19,162
Canyon Services Group, Inc.	25,371	132,214
Capstone Infrastructure Corp.	21,926	61,459
Capstone Mining Corp. (b)	204,498	195,375
Cardinal Energy, Ltd. (a)	13,516	155,383
Cathedral Energy Services, Ltd.	10,191	17,702
Celestica, Inc. (b)	107,831	1,197,082
Centerra Gold, Inc.	74,017	361,173
Cequence Energy, Ltd. (a)(b)	59,629	43,786
Chartwell Retirement Residences	12,485	121,843
China Gold International Resources Corp., Ltd. (a)(b)	123,402	144,204
Chinook Energy, Inc. (b)	120,767	116,333
Chorus Aviation, Inc.	79,342	372,121
Colabor Group, Inc.	10,413	8,797
Colossus Minerals, Inc. (a)(b)(c)	390	6
Computer Modelling Group, Ltd.	40,823	410,003
Concordia Healthcare Corp.	6,957	467,682
Continental Gold, Ltd. (a)(b)	56,195	85,635
Copper Mountain Mining Corp. (a)(b)	68,555	62,790
Corus Entertainment, Inc. (Class B) (a)	86,427	1,312,953
Cott Corp.	74,370	695,255
Crew Energy, Inc. (b)	68,178	256,239
DeeThree Exploration, Ltd. (b)	29,140	146,563
Delphi Energy Corp. (b)	65,585	75,605
Denison Mines Corp. (a)(b)	273,531	218,134
Descartes Systems Group, Inc. (b)	41,134	620,664
Detour Gold Corp. (b)	68,525	581,637
DHX Media, Ltd.	31,872	229,257
DirectCash Payments, Inc. (a)	2,219	29,084
DIRTT Environmental Solutions (b)	27,875	145,923
Dominion Diamond Corp. (b)	45,240	772,991
Dorel Industries, Inc. (Class B)	14,585	405,017
Dream Unlimited Corp. (Class A) (b)	81,346	592,191
Dundee Corp. (Class A) (a)(b)	61,484	569,449
Dundee Precious Metals, Inc. (b)	57,762	124,053
Eagle Energy Trust	10,626	20,640
Enbridge Income Fund Holdings, Inc. (a)	17,878	526,529
Endeavour Mining Corp. (b)	225,447	105,025
Endeavour Silver Corp. (a)(b)	60,564	114,290
EnerCare, Inc. (a)	27,015	325,289

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Enerflex, Ltd.	41,001	$497,257
Enghouse Systems, Ltd.	11,307	448,173
Entertainment One, Ltd.	97,758	438,994
Epsilon Energy, Ltd. (a)(b)	16,961	52,899
Equitable Group, Inc.	6,475	288,908
Essential Energy Services Trust	38,514	31,322
Exchange Income Corp. (a)	12,573	211,949
Extendicare, Inc. (a)	45,055	267,164
Firm Capital Mortgage Investment Corp. (a)	30,567	294,447
First Majestic Silver Corp. (a)(b)	50,882	274,397
FirstService Corp. (a)	40,540	2,623,817
Fortuna Silver Mines, Inc. (b)	75,350	284,385
Freehold Royalties, Ltd. (a)	23,917	338,785
Gabriel Resources, Ltd. (a)(b)	103,492	31,052
Gasfrac Energy Services, Inc. (b)(e)	21,904	0
Gear Energy, Ltd. (b)	30,719	45,357
Gluskin Sheff + Associates, Inc.	12,633	266,924
GMP Capital, Inc.	100,650	457,753
Golden Star Resources, Ltd. (a)(b)	60,085	14,707
Gran Tierra Energy, Inc. (b)	150,133	410,154
Granite Real Estate Investment Trust	24,300	853,426
Great Basin Gold, Ltd. (b)(e)	266,255	0
Great Canadian Gaming Corp. (b)	28,666	521,941
Great Panther Silver, Ltd. (a)(b)	36,684	20,855
Guardian Capital Group, Ltd. (Class A)	142,477	2,008,065
Guyana Goldfields, Inc. (b)	77,862	181,360
Heroux-Devtek, Inc. (b)	4,759	37,576
High Liner Foods, Inc.	5,534	106,704
HNZ Group, Inc.	11,097	175,239
Horizon North Logistics, Inc. (a)	73,227	134,139
IAMGOLD Corp. (b)	166,478	310,216
Imax Corp. (b)(c)	25,358	854,818
Imperial Metals Corp. (b)	21,664	210,739
Innergex Renewable Energy, Inc.	56,691	501,334
Interfor Corp. (b)	27,447	415,010
InterRent Real Estate Investment Trust	8,015	41,135
Intertape Polymer Group, Inc.	18,300	253,296
Ithaca Energy, Inc. (b)	157,499	79,589
Ivanhoe Mines, Ltd. (Class A) (a)(b)	169,629	123,220
Just Energy Group, Inc. (a)	78,188	365,474
Kelso Technologies, Inc. (a)	19,854	91,236
Kelt Exploration, Ltd. (a)(b)	52,465	313,589
Kirkland Lake Gold, Inc. (a)(b)	41,787	179,488
Knight Therapeutics, Inc. (b)	22,186	143,294
KP Tissue, Inc.	6,443	82,668
Labrador Iron Ore Royalty Corp. (a)	25,073	267,459
Lake Shore Gold Corp. (a)(b)	244,807	199,093
Laurentian Bank of Canada	3,372	125,801
Legacy Oil + Gas, Inc. (a)(b)	74,909	91,086
Leucrotta Exploration, Inc. (b)	12,945	10,119
Lightstream Resources, Ltd. (a)	70,029	49,211
Liquor Stores NA, Ltd. (a)	16,011	184,066
Long Run Exploration, Ltd. (a)	49,274	26,845
Lucara Diamond Corp.	111,512	156,724
Lydian International, Ltd. (a)(b)	47,154	18,244
MAG Silver Corp. (b)	51,421	318,311
Major Drilling Group International, Inc.	98,843	536,164
Mart Resources, Inc.	209,916	82,872
Martinrea International, Inc.	67,029	665,791
MCAN Mortgage Corp. (a)	25,118	269,723
Medical Facilities Corp. (a)	16,170	218,324
Mitel Networks Corp. (a)(b)	38,179	388,280
Mood Media Corp. (a)(b)	53,298	26,512
Morguard Corp.	1,746	210,375
Morneau Shepell, Inc. (a)	19,090	261,517
MTY Food Group, Inc. (a)	9,545	260,914
Nevsun Resources, Ltd. (a)	107,134	361,202
Newalta Corp.	20,901	231,041
NGEx Resources, Inc. (b)	31,897	25,185
Niko Resources, Ltd. (a)(b)	29,835	11,779
Norbord, Inc. (a)	5,431	114,323
North American Palladium, Ltd. (a)(b)	97,003	20,297
North West Co., Inc. (a)	28,373	560,739
Northern Dynasty Minerals, Ltd. (a)(b)	52,833	20,649
Novagold Resources, Inc. (a)(b)	114,752	337,959
NuVista Energy, Ltd. (b)	101,219	608,992
Nymox Pharmaceutical Corp. (a)(b)	4,560	3,876
OceanaGold Corp.	158,015	300,684
Oncolytics Biotech, Inc. (a)(b)	22,001	16,329
Orbite Aluminae, Inc. (b)	72,366	15,427
Painted Pony Petroleum, Ltd. (b)	48,539	226,886
Parex Resources, Inc. (b)	58,981	375,821
Parkland Fuel Corp. (a)	44,844	880,592
Performance Sports Group, Ltd. (a)(b)	23,389	456,086
Perpetual Energy, Inc. (a)(b)	47,816	40,775
PHX Energy Services Corp. (a)	9,761	54,181
Pizza Pizza Royalty Corp.	22,031	248,229
Platinum Group Metals, Ltd. (b)	95,687	52,131
Poseidon Concepts Corp. (b)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	94,583	182,968
Premium Brands Holdings Corp. (a)	5,419	124,639
Pretium Resources, Inc. (a)(b)	41,725	210,190
Primero Mining Corp. (b)	55,171	186,009
Prometic Life Sciences, Inc. (a)(b)	244,539	467,260
Pulse Seismic, Inc. (a)	19,857	45,154
Pure Technologies, Ltd.	32,794	209,996
Raging River Exploration, Inc. (a)(b)	83,873	590,058
Redknee Solutions, Inc. (a)(b)	31,798	112,479
Regal Lifestyle Communities, Inc.	8,593	61,606
Reitmans Canada, Ltd. (Class A)	26,694	135,103
Retrocom Real Estate Investment Trust	9,277	28,933
Richelieu Hardware, Ltd.	8,364	416,120
Rio Alto Mining, Ltd. (b)	159,613	393,204
RMP Energy, Inc. (b)	54,004	121,951
Rogers Sugar, Inc. (a)	9,461	33,765
Romarco Minerals, Inc. (b)	300,921	102,168
RONA, Inc.	56,301	720,155
Rubicon Minerals Corp. (a)(b)	186,756	169,577
Sabina Gold & Silver Corp. (a)(b)	81,668	22,247
Sandstorm Gold, Ltd. (a)(b)	38,161	123,537
Sandvine Corp. (b)	36,664	105,954
Savanna Energy Services Corp. (a)	109,081	146,417

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Seabridge Gold, Inc. (a)(b)	23,441	$128,819
Sears Canada, Inc. (a)(b)	5,016	46,417
SEMAFO, Inc. (b)	137,156	413,688
Sherritt International Corp.	157,530	259,959
Sierra Wireless, Inc. (a)(b)	16,669	552,387
Silver Standard Resources, Inc. (a)(b)	45,715	206,466
Silvercorp Metals, Inc. (a)	102,371	118,820
SilverCrest Mines, Inc. (b)	25,763	28,275
Sirius XM Canada Holdings, Inc.	41,970	182,262
Solium Capital, Inc. (a)(b)	31,324	175,850
Southern Pacific Resource Corp. (b)(e)	281,142	0
Spartan Energy Corp. (b)	123,280	278,390
Spyglass Resources Corp. (a)	40,823	9,509
Stella-Jones, Inc.	12,815	402,309
Strad Energy Services, Ltd.	24,065	53,203
Stuart Olson, Inc.	5,358	22,803
Sulliden Mining Capital, Inc. (b)	7,076	1,397
Sunshine Oilsands, Ltd. (a)(b)	1,721,000	69,923
Superior Plus Corp. (a)	58,840	659,250
Surge Energy, Inc. (a)	110,162	253,986
TAG Oil, Ltd. (a)(b)	31,257	32,824
Tanzanian Royalty Exploration Corp. (a)(b)	8,195	2,750
Taseko Mines, Ltd. (b)	26,073	16,469
Tekmira Pharmaceuticals Corp. (b)(c)	11,948	208,612
Tembec, Inc. (b)	20,995	48,405
Teranga Gold Corp. (b)	82,005	41,440
Thompson Creek Metals Co., Inc. (a)(b)	94,241	124,266
Timmins Gold Corp. (a)(b)	46,869	32,196
TORC Oil & Gas, Ltd. (a)	32,469	250,471
Torex Gold Resources, Inc. (b)	379,702	314,794
Toromont Industries, Ltd.	18,082	467,434
Torstar Corp. (Class B) (a)	20,183	102,628
Total Energy Services, Inc.	11,008	122,205
Tourmaline Oil Corp. (b)	919	27,813
Transcontinental, Inc. (Class A)	40,110	554,224
TransGlobe Energy Corp.	51,043	181,764
Trevali Mining Corp. (b)	51,566	42,751
Tricon Capital Group, Inc. (a)	36,928	326,564
Trinidad Drilling, Ltd. (a)	73,525	236,279
Twin Butte Energy, Ltd. (a)	90,548	51,476
Uex Corp. (b)	79,219	16,576
Uni-Select, Inc.	65,612	2,262,876
Vicwest, Inc.	4,023	39,928
Wajax Corp. (a)	5,437	103,846
Western Energy Services Corp. (a)	17,525	85,930
Western Forest Products, Inc.	184,290	286,657
Westport Innovations, Inc. (a)(b)	23,663	93,045
Whistler Blackcomb Holdings, Inc.	19,333	275,837
Wi-LAN, Inc. (a)	87,032	214,402
Winpak, Ltd.	11,428	359,127
Yellow Pages, Ltd. (b)	11,813	143,267
Zargon Oil & Gas, Ltd. (a)	11,487	26,121

		61,707,737

CHINA — 1.0%
Allied Properties HK, Ltd.	4,624,391	906,621
China Everbright Water, Ltd. (a)(b)	157,800	108,713
China Sandi Holdings, Ltd. (b)	103	5
Chow Sang Sang Holdings International, Ltd.	249,939	541,590
Daphne International Holdings, Ltd.	566,000	189,809
G-Resources Group, Ltd. (b)	13,262,400	388,307
Greenland Hong Kong Holdings, Ltd. (a)	191,000	113,323
HKR International, Ltd.	2,654,059	1,345,335
K Wah International Holdings, Ltd. (a)	1,519,247	750,507
Midland Holdings, Ltd. (a)(b)	777,790	342,093
Nam Tai Property, Inc.	5,568	22,105
Road King Infrastructure, Ltd.	1,183,482	1,083,796
Shun Tak Holdings, Ltd.	1,276,749	617,539
Texwinca Holdings, Ltd.	758,850	693,952

		7,103,695

DENMARK — 1.0%
ALK-Abello A/S	2,284	244,949
Amagerbanken A/S (b)(c)	308,573	0
Ambu A/S (Class B) (a)	18,267	422,799
Auriga Industries A/S (Class B) (b)	7,234	324,989
Bang & Olufsen A/S (a)(b)	33,532	308,518
Bavarian Nordic A/S (b)	16,572	850,518
D/S Norden A/S (a)	14,965	319,480
East Asiatic Co., Ltd. A/S (a)	36,388	405,415
IC Group A/S	25,988	603,373
Matas A/S	13,699	312,147
NKT Holding A/S	11,362	726,704
OW Bunker A/S (b)(e)	9,828	0
Rockwool International A/S (Class B)	2,042	238,370
Schouw & Co.	3,133	149,984
SimCorp A/S (a)	54,312	1,780,209
Solar A/S (Class B)	1,443	66,072
Spar Nord Bank A/S	32,524	313,270
Vestas Wind Systems A/S	770	31,869

		7,098,666

FINLAND — 0.9%
Caverion Corp.	32,120	325,650
Cramo Oyj	15,446	275,709
Fiskars Oyj Abp (a)	23,006	438,328
Konecranes Oyj (a)	19,095	602,936
Lassila & Tikanoja Oyj	71,937	1,335,058
Outotec Oyj (a)	56,622	346,629
PKC Group Oyj	3,209	71,273
Poyry Oyj (a)(b)	87,771	277,708
Raisio Oyj (Class V)	34,416	148,960
Ramirent Oyj (a)	17,645	125,264
Sanoma Oyj	14,933	82,275
Sponda Oyj	50,218	215,197
Stockmann Oyj Abp (Class B) (b)	3,282	25,908
Talvivaara Mining Co. PLC (a)(b)(e)	572,382	0
Tieto Oyj	28,859	678,781
Tikkurila Oyj	9,754	186,364
Uponor Oyj	14,907	252,159
Valmet Oyj (a)	50,783	608,677
YIT Oyj (a)	34,897	191,707

		6,188,583

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

FRANCE — 2.0%
AB Science SA (a)(b)	4,470	$73,356
Albioma SA	4,937	94,329
Altarea	224	42,582
Alten SA	14,529	666,531
Altran Technologies SA	54,000	540,117
ANF Immobilier	1,899	50,172
Assystem	2,288	48,360
Belvedere SA (b)	13,988	220,689
Beneteau SA	12,719	179,563
Boiron SA	2,962	317,769
Cellectis SA (b)	14,333	500,601
CGG SA (a)(b)	84,349	475,602
DBV Technologies SA (a)(b)	6,652	304,202
Etablissements Maurel et Prom (b)	42,054	307,083
Faiveley Transport SA	2,273	133,851
Flamel Technologies SA ADR (b)	20,626	370,855
Fonciere De Paris SIIC	2,161	264,584
GameLoft SE (a)(b)	43,465	224,071
Genfit (b)	8,887	328,097
GL Events	27,995	570,364
Groupe Fnac (b)	4,229	262,615
Haulotte Group SA	3,071	50,892
Hi-Media SA (b)	12,295	29,051
Innate Pharma SA (a)(b)	25,809	223,137
Interparfums SA (a)	1,658	54,471
IPSOS	14,500	405,054
Jacquet Metal Service	34,817	728,050
LISI	4,147	112,683
Maisons France Confort SA	726	25,474
Mersen	31,360	815,745
Montupet	2,809	200,621
MPI	29,084	104,641
Naturex (a)	3,440	187,536
Nexans SA (a)(b)	12,086	407,324
NicOx SA (b)	13,856	27,947
Norbert Dentressangle SA	1,540	260,664
Pierre & Vacances SA (b)	1,038	31,081
Rubis SCA (a)	5,260	333,926
Saft Groupe SA	19,963	734,114
Sequana SA (b)	25,696	85,000
Societe d’Edition de Canal +	56,589	378,638
SOITEC (a)(b)	124,012	118,538
Solocal Group (b)	369,661	245,356
Sopra Steria Group	11,903	885,024
Stallergenes SA	416	22,786
Tarkett SA	6,810	153,556
Trigano SA	3,168	107,177
UbiSoft Entertainment (b)	63,378	1,171,109
Valneva SE (a)(b)	12,558	52,466
Virbac SA	1,838	434,480

		14,361,934

GERMANY — 2.8%
Aixtron SE (a)(b)	47,056	355,233
Alstria Office REIT-AG (a)(b)	47,281	664,961
Amadeus Fire AG	3,112	246,327
Aurelius AG	9,929	415,886
BayWa AG	2,278	89,226
Bechtle AG	5,815	415,688
Bertrandt AG	819	119,275
Biotest AG Preference Shares (a)	3,517	391,324
Borussia Dortmund GmbH & Co. KGaA (a)	39,148	148,377
CANCOM SE (a)	8,689	350,276
Cewe Stiftung & Co. KGAA	3,143	199,666
CompuGroup Medical AG	8,305	240,204
Deutz AG	35,216	148,262
DIC Asset AG	75,669	757,178
Draegerwerk AG & Co. KGaA	2,248	200,101
Draegerwerk AG & Co. KGaA Preference Shares	1,478	184,214
Elmos Semiconductor AG	10,006	194,188
Evotec AG (a)(b)	49,095	198,257
GFK SE	4,354	160,604
Grammer AG	7,386	273,396
Grenkeleasing AG	3,118	359,989
Hamborner REIT AG	9,051	99,589
Hamburger Hafen und Logistik AG (a)	6,903	144,903
Heidelberger Druckmaschinen AG (a)(b)	114,168	305,315
Hornbach Holding AG Preference Shares	2,530	199,118
Indus Holding AG	49,185	2,450,008
Isra Vision AG	515	35,311
Jenoptik AG	83,931	1,135,337
Kloeckner & Co. SE (b)	56,788	544,704
Kontron AG (b)	66,454	424,661
LPKF Laser & Electronics AG	12,865	144,042
MLP AG	64,945	270,773
Nemetschek AG	2,631	340,779
Nordex SE (b)	25,411	516,899
Norma Group SE	12,350	621,612
Patrizia Immobilien AG (b)	103,639	1,857,735
Pfeiffer Vacuum Technology AG	2,131	181,150
QSC AG (a)	20,000	41,950
RIB Software AG (a)	16,432	230,835
Sartorius AG Preference Shares	2,606	331,943
Schaltbau Holding AG	2,436	123,945
Singulus Technologies AG (a)(b)	10,015	15,069
Sixt SE	10,704	476,973
SLM Solutions Group AG (b)	2,289	44,374
SMA Solar Technology AG (a)(b)	3,526	45,292
STRATEC Biomedical AG	2,943	144,147
Stroeer Media SE	5,181	177,421
Suss Microtec AG (b)	4,146	25,479
TAG Immobilien AG (a)	52,525	724,892
Takkt AG	16,198	296,526
Vossloh AG (a)	3,413	209,230
Wacker Neuson SE	9,590	239,622
Wincor Nixdorf AG	13,452	631,931
XING AG	1,647	283,905
zooplus AG (b)	2,623	239,735

		19,667,837

GIBRALTAR — 0.1%
888 Holdings PLC	77,557	175,003
Bwin.Party Digital Entertainment PLC	345,646	411,772

		586,775

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

GREECE — 0.0% (d)
Eurobank Ergasias SA (b)	237	$27
Fourlis Holdings SA (b)	7,209	20,904
GEK Terna Holding Real Estate Construction SA (b)	6,535	12,142
Terna Energy SA (b)	7,160	16,841
TT Hellenic Postbank SA (b)(c)	129,076	0

		49,914

HONG KONG — 2.9%
APT Satellite Holdings, Ltd.	91,000	103,171
Beijing Properties Holdings, Ltd. (a)(b)	1,282,000	110,787
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	127,924
Bloomage Biotechnology Corp., Ltd.	62,500	121,726
Century Sunshine Group Holdings, Ltd.	524,571	43,979
China Cord Blood Corp. (a)(b)	20,064	102,527
China Household Holdings, Ltd. (b)	740,000	60,131
China Innovationpay Group, Ltd. (a)(b)	2,424,000	196,970
China LNG Group, Ltd. (a)	1,615,000	279,129
China LotSynergy Holdings, Ltd.	4,640,000	389,008
China Merchants Land, Ltd. (a)	212,000	32,266
China Ocean Resources Co., Ltd. (a)(b)	27,289	91,992
China Regenerative Medicine International, Ltd. (b)	2,590,000	125,273
China Resources and Transportation Group, Ltd. (a)(b)	5,100,000	94,724
China Ruifeng Renewable Energy, Ltd. (b)	356,000	43,162
China Smarter Energy Group Holdings, Ltd. (b)	1,392,000	222,632
China Traditional Chinese Medicine Co., Ltd. (b)	668,000	450,615
China Water Industry Group, Ltd. (a)(b)	512,000	121,511
Chong Hing Bank, Ltd.	57,000	135,129
CK Life Sciences International Holdings, Inc.	2,646,000	252,551
Culturecom Holdings, Ltd. (a)(b)	375,000	45,466
Dah Sing Financial Holdings, Ltd.	99,200	587,289
Emperor Entertainment Hotel, Ltd.	100,000	21,411
Emperor Watch & Jewellery, Ltd. (a)	2,670,000	87,817
Enerchina Holdings, Ltd. (b)	3,363,000	101,935
EverChina International Holdings Co., Ltd. (b)	1,080,000	38,308
Extrawell Pharmaceutical Holdings, Ltd. (b)	1,440,000	59,435
Fairwood Holdings, Ltd.	152,500	397,328
FDG Electric Vehicles, Ltd. (a)(b)	3,620,000	219,449
Giordano International, Ltd. (a)	1,364,000	666,778
Global Brands Group Holding, Ltd. (b)	2,686,000	526,595
Goldin Properties Holdings, Ltd. (b)	654,000	1,160,710
Haier Healthwise Holdings, Ltd. (a)(b)	2,824,000	324,177
HC International, Inc. (a)(b)	168,000	177,685
Heng Tai Consumables Group, Ltd. (b)	3,375,000	37,872
Heritage International Holdings, Ltd. (a)(b)	7,470,000	568,460
HKC Holdings, Ltd. (b)	1,373,000	45,158
Honbridge Holdings, Ltd. (b)	626,000	120,306
Hong Kong Television Network, Ltd. (b)	128,000	50,685
Hopewell Highway Infrastructure, Ltd. (a)	576,000	274,142
Imagi International Holdings, Ltd. (b)	5,712,000	143,665
Inspur International, Ltd.	324,000	73,133
International Housewares Retail Co., Ltd.	65,000	14,588
Kingston Financial Group, Ltd. (a)	1,402,000	159,132
Kingwell Group, Ltd. (a)(b)	560,000	35,754
Kong Sun Holdings, Ltd. (b)	4,175,000	974,681
KuangChi Science, Ltd. (a)(b)	652,000	265,743
L’sea Resources International Holdings, Ltd. (b)	1,000,000	34,825
Landing International Development, Ltd. (b)	3,515,000	65,285
Le Saunda Holdings, Ltd.	100,000	36,889
Lee’s Pharmaceutical Holdings, Ltd. (a)	216,000	312,032
Loudong General Nice Resources China Holdings, Ltd. (b)	1,143,000	86,981
Louis XIII Holdings, Ltd. (b)	88,000	33,030
Luk Fook Holdings International, Ltd.	190,000	529,340
Man Wah Holdings, Ltd.	297,200	285,583
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	154,262
Mongolia Energy Corp., Ltd. (b)	390,180	17,111
Pacific Basin Shipping, Ltd. (a)	1,558,000	514,440
Pacific Textiles Holdings, Ltd.	220,000	304,757
PAX Global Technology, Ltd. (b)	381,000	398,541
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (b)	2,284,000	76,594
Phoenix Satellite Television Holdings, Ltd.	1,028,000	326,179
Pico Far East Holdings, Ltd. (a)	202,000	46,637
Playmates Toys, Ltd.	272,000	66,307
Prosperity REIT	581,000	211,326
Redefine International PLC	206,783	180,345
Seamless Green China Holdings, Ltd. (b)	200,000	6,320
Simsen International Corp., Ltd.	344,000	151,744
Sino Oil And Gas Holdings, Ltd. (b)	6,780,000	155,660
Sinolink Worldwide Holdings, Ltd. (b)	690,000	54,288
Sparkle Roll Group, Ltd. (b)	400,000	17,284
Spring Real Estate Investment Trust (a)	253,000	119,761
Summit Ascent Holdings, Ltd. (a)(b)	564,000	301,167
Sun Hung Kai & Co., Ltd.	337,000	300,355
SUNeVision Holdings, Ltd.	141,000	46,012
Sunlight Real Estate Investment Trust	162,000	78,983
Superb Summit International Group, Ltd. (a)(b)(c)	2,505,000	471,724
TCC International Holdings, Ltd.	176,000	64,016
Texhong Textile Group, Ltd. (a)	220,500	245,725
Tongda Group Holdings, Ltd. (a)	1,060,000	161,330

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Town Health International Medical Group, Ltd. (a)	1,880,000	$569,840
Truly International Holdings, Ltd. (a)	758,000	352,942
TSC Group Holdings, Ltd. (b)	204,000	45,257
United Photovoltaics Group, Ltd. (a)(b)	2,164,000	240,040
Value Partners Group, Ltd.	479,000	451,627
Varitronix International, Ltd.	106,000	72,052
Vitasoy International Holdings, Ltd.	576,000	900,435
Viva China Holdings, Ltd. (b)	1,808,000	184,227
VST Holdings, Ltd.	122,000	43,745
Yanchang Petroleum International, Ltd. (b)	4,380,000	163,832
Yuexiu Real Estate Investment Trust	1,098,000	625,968
Zhongyu Gas Holdings, Ltd. (a)(b)	774,000	229,613

		20,017,320

IRELAND — 0.8%
Aer Lingus Group PLC	101,644	254,356
C&C Group PLC	151,922	622,471
Dalata Hotel Group PLC (b)	79,274	310,762
FBD Holdings PLC	2,759	29,706
FleetMatics Group PLC (a)(b)	15,609	700,064
Fly Leasing, Ltd. ADR	18,080	263,245
Fyffes PLC	150,415	191,432
Green REIT PLC	312,285	548,705
Greencore Group PLC	173,325	829,539
Hibernia REIT PLC	222,346	279,395
IFG Group PLC	15,068	30,586
Irish Continental Group PLC	45,837	204,300
Kenmare Resources PLC (b)	1,241,751	67,283
Origin Enterprises PLC	13,567	118,753
Total Produce PLC	136,295	163,946
Trinity Biotech PLC ADR (a)	12,382	238,353
UDG Healthcare PLC	114,225	801,205

		5,654,101

ISRAEL — 1.4%
Africa Israel Properties, Ltd.	2,523	35,053
Africa-Israel Investments, Ltd. (b)	33,432	29,534
Airport City, Ltd. (b)	18,955	199,145
Allot Communications, Ltd. (b)	10,580	92,878
Alony Hetz Properties & Investments, Ltd.	33,766	260,588
Babylon, Ltd.	13,236	6,730
Caesarstone Sdot-Yam, Ltd. (a)	12,048	731,434
Cellcom Israel, Ltd. (b)	32,625	157,764
ClickSoftware Technologies, Ltd. (a)(b)	33,272	292,461
Compugen, Ltd. (b)	29,703	216,011
Delta-Galil Industries, Ltd.	5,629	167,311
Discount Investment Corp., Ltd.	7,878	14,767
Electra, Ltd.	315	36,952
Evogene, Ltd. (b)	20,721	182,684
EZchip Semiconductor, Ltd. (b)	17,261	331,226
Frutarom Industries, Ltd.	18,186	680,483
Harel Insurance Investments & Financial Services, Ltd.	41,848	195,207
IDI Insurance Co., Ltd.	6,806	253,297
Israel Discount Bank, Ltd. (Class A) (b)	443,602	750,733
Ituran Location and Control, Ltd.	12,963	286,140
Jerusalem Oil Exploration (b)	5,589	186,782
Matrix IT, Ltd.	11,687	58,807
Migdal Insurance & Financial Holding, Ltd.	248,163	307,154
Nitsba Holdings 1995, Ltd. (b)	13,367	214,621
Nova Measuring Instruments, Ltd. (b)	26,144	302,549
Oil Refineries, Ltd. (b)	517,968	182,351
Orbotech, Ltd. (b)	25,460	408,124
Partner Communications Co., Ltd. (b)	54,982	152,778
Paz Oil Co., Ltd.	3,194	467,048
RADWARE, Ltd. (a)(b)	27,171	568,146
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,683	188,182
REIT 1, Ltd.	118,489	363,509
Sarine Technologies, Ltd.	112,000	222,906
Shikun & Binui, Ltd.	75,838	168,069
Shufersal, Ltd. (b)	59,785	134,117
SodaStream International, Ltd. (a)(b)	11,424	231,450
Strauss Group, Ltd. (b)	18,978	296,741
Tower Semiconductor, Ltd. (b)	22,962	392,237

		9,765,969

ITALY — 1.7%
Amplifon SpA (a)	189,528	1,289,508
Anima Holding SpA (b)(f)	97,071	719,354
Astaldi SpA (a)	114,569	969,611
Banca Carige SpA (b)	2,950,988	226,609
Banca Popolare dell’Etruria e del Lazio SC (a)(b)(c)	46,016	28,813
Banca Popolare di Sondrio Scarl	183,318	837,148
Beni Stabili SpA (a)	136,311	106,871
Brunello Cucinelli SpA (a)	4,294	75,494
Cairo Communication SpA	4,071	24,135
CIR-Compagnie Industriali Riunite SpA (b)	49,252	57,393
Credito Emiliano SpA	3,497	30,497
Credito Valtellinese SC (b)	400,264	539,074
EI Towers SpA (b)	17,561	935,104
Esprinet SpA	43,800	395,146
Gruppo Editoriale L’Espresso SpA (a)(b)	26,858	35,913
Immobiliare Grande Distribuzione SpA	32,714	32,675
IMMSI SpA (b)	456,993	318,045
Industria Macchine Automatiche SpA	1,484	69,968
Interpump Group SpA	101,917	1,656,112
Iren SpA	187,098	256,404
Italmobiliare SpA Preference Shares	13,721	291,043
Maire Tecnimont SpA (a)(b)	16,740	46,637
MARR SpA	5,016	85,926
Piaggio & C. SpA (a)(b)	17,865	54,529
RCS MediaGroup SpA (a)(b)	85,254	103,924
Reply SpA	473	46,279
Safilo Group SpA (a)(b)	6,656	104,655
Salini Impregilo SpA (b)	22,741	97,988
Saras SpA (b)	290,240	504,047
Societa Cattolica di Assicurazioni SCRL	14,262	124,301

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sorin SpA (a)(b)	383,461	$1,173,735
Yoox SpA (a)(b)	27,854	770,316

		12,007,254

JAPAN — 33.9%
3-D Matrix, Ltd. (a)(b)	8,300	70,525
Access Co., Ltd. (a)(b)	6,600	48,375
Accordia Golf Co., Ltd.	38,500	370,152
Achilles Corp.	31,000	38,774
Adastria Holdings Co., Ltd. (a)	25,710	711,755
ADEKA Corp.	41,800	541,649
Aderans Co., Ltd.	18,100	187,301
Advanced Media, Inc. (b)	3,900	26,309
Adways, Inc. (a)	8,100	65,989
AEON REIT Investment Corp. (a)	375	538,462
Ahresty Corp.	8,100	51,940
Ai Holdings Corp.	20,600	376,872
Aica Kogyo Co., Ltd.	25,900	604,711
Aichi Steel Corp.	32,000	152,362
Ain Pharmaciez, Inc.	15,400	610,607
Alpine Electronics, Inc.	21,700	362,436
Amano Corp.	30,600	366,664
Amiyaki Tei Co., Ltd.	1,700	55,781
AnGes MG, Inc. (a)(b)	48,400	101,300
Anritsu Corp. (a)	64,300	449,845
AOKI Holdings, Inc.	9,800	138,757
Aoyama Trading Co., Ltd.	31,400	1,025,066
Arcs Co., Ltd.	25,200	605,388
Arisawa Manufacturing Co., Ltd.	13,100	112,512
Artnature, Inc.	15,100	138,629
As One Corp.	3,800	115,180
Asahi Diamond Industrial Co., Ltd.	29,400	337,086
Asahi Holdings, Inc.	49,573	850,295
Asahi Intecc Co., Ltd.	11,400	798,499
Asatsu-DK, Inc.	3,400	92,850
ASKA Pharmaceutical Co., Ltd.	12,800	128,080
ASKUL Corp. (a)	6,600	155,582
Asukanet Co., Ltd. (a)	5,200	130,515
Ateam, Inc. (a)	3,200	151,295
Autobacs Seven Co., Ltd.	42,900	678,602
Avex Group Holdings, Inc.	19,700	314,904
Awa Bank, Ltd.	132,000	749,568
Azbil Corp.	24,600	668,718
Bank of Iwate, Ltd.	1,800	78,049
Bank of Nagoya, Ltd. (a)	194,600	647,450
Bank of Okinawa, Ltd.	45,800	1,924,803
Bank of the Ryukyus, Ltd.	88,620	1,274,709
Best Denki Co., Ltd.	249,269	299,310
Bic Camera, Inc. (a)	62,500	651,449
Broadleaf Co., Ltd.	14,600	285,852
Broccoli Co., Ltd. (a)	18,000	94,409
Bunka Shutter Co., Ltd.	41,000	339,829
C. Uyemura & Co., Ltd.	1,400	69,577
Calsonic Kansei Corp.	56,000	372,166
Capcom Co., Ltd.	24,400	486,067
Central Glass Co., Ltd.	320,345	1,514,577
Chiome Bioscience, Inc. (a)(b)	6,600	53,273
Chiyoda Co., Ltd.	19,300	435,648
Chiyoda Integre Co., Ltd.	5,600	135,792
Chudenko Corp.	4,600	89,833
Chugoku Marine Paints, Ltd.	33,000	299,112
CKD Corp.	4,000	37,557
Clarion Co., Ltd. (a)	59,000	162,843
Coca-Cola West Co., Ltd.	16,900	279,870
Cocokara fine, Inc.	14,100	396,811
Colowide Co., Ltd. (a)	29,000	396,823
Comforia Residential REIT, Inc.	72	157,118
COOKPAD, Inc. (a)	6,200	284,344
Cosmo Oil Co., Ltd. (a)(b)	343,000	463,340
CROOZ, Inc. (a)	2,300	53,067
CYBERDYNE, Inc. (a)(b)	9,400	245,729
D.Western Therapeutics Institute, Inc. (b)	9,300	60,410
Daibiru Corp.	5,600	57,903
Daido Metal Co., Ltd.	27,300	284,780
Daido Steel Co., Ltd.	153,000	686,379
Daifuku Co., Ltd.	47,000	622,356
Daihen Corp.	48,000	236,548
DAIICHI CHUO KISEN KAISHA (a)(b)	335,834	117,615
Daiichikosho Co., Ltd.	19,600	609,614
Daikyo, Inc.	107,000	161,493
Daio Paper Corp.	47,000	403,669
Daiseki Co., Ltd.	5,700	103,092
Daishi Bank, Ltd.	181,000	638,424
Daishinku Corp.	9,000	24,390
Daito Bank, Ltd.	41,000	55,726
Daito Pharmaceutical Co., Ltd.	2,970	58,744
Daiwa House REIT Investment Corp. (a)	132	578,962
Daiwahouse Residential Investment Corp. (a)	257	562,325
DCM Holdings Co., Ltd.	75,493	566,552
Dena Co., Ltd. (a)	47,200	925,305
Denki Kagaku Kogyo Kabushiki Kaisha	167,000	660,063
Denyo Co., Ltd.	3,800	56,846
Digital Garage, Inc.	17,300	265,721
DMG Mori Seiki Co., Ltd.	48,300	743,480
Doutor Nichires Holdings Co., Ltd.	77,372	1,297,437
DTS Corp.	53,662	1,029,165
Dunlop Sports Co., Ltd.	2,600	26,298
Duskin Co., Ltd. (a)	6,400	111,003
Dynam Japan Holdings Co., Ltd.	106,000	205,627
Eagle Industry Co., Ltd.	13,700	277,941
Earth Chemical Co., Ltd.	800	27,651
EDION Corp. (a)	107,900	813,355
Ehime Bank, Ltd. (a)	651,200	1,303,215
Eidai Co., Ltd.	14,000	52,066
Eighteenth Bank, Ltd.	671,730	2,044,457
Eizo Corp. (a)	5,900	129,291
Elecom Co., Ltd. (a)	4,300	89,460
Eneres Co., Ltd. (a)(b)	13,000	39,783
Enplas Corp.	5,300	213,237
EPS Holdings, Inc.	2,900	34,314
Euglena Co., Ltd. (a)(b)	33,500	551,978
Exedy Corp.	7,000	167,113
F@N Communications, Inc. (a)	14,500	123,448
FCC Co., Ltd. (a)	82,528	1,291,683
Feed One Holdings Co., Ltd.	49,400	46,959

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ferrotec Corp.	10,400	$60,878
Fields Corp. (a)	3,500	53,379
FP Corp. (a)	11,100	403,552
Fudo Tetra Corp.	85,800	170,276
Fuji Kyuko Co., Ltd. (a)	27,000	254,634
Fuji Machine Manufacturing Co., Ltd.	40,800	465,411
Fuji Oil Co., Ltd.	42,900	684,683
Fuji Pharma Co., Ltd.	3,500	66,045
Fuji Seal International, Inc.	8,900	247,872
Fujibo Holdings, Inc.	72,000	179,512
Fujikura, Ltd.	132,000	580,063
Fujimori Kogyo Co., Ltd.	7,500	222,639
Fujitec Co., Ltd.	37,800	370,041
Fujitsu General, Ltd.	29,000	381,105
Fukuda Corp.	20,000	128,414
Fukuda Denshi Co., Ltd.	4,900	276,615
Fukuoka REIT Corp.	1,252	2,338,528
Fukuyama Transporting Co., Ltd. (a)	97,000	517,657
Furukawa Co., Ltd.	167,387	295,902
Furukawa Electric Co., Ltd. (a)	350,000	592,454
Furuya Metal Co., Ltd.	1,100	24,857
Fuso Pharmaceutical Industries, Ltd.	22,000	57,052
Futaba Corp.	12,900	208,143
Fuyo General Lease Co., Ltd.	9,600	386,642
Global One Real Estate Investment Corp.	52	179,512
GLOBERIDE, Inc.	68,000	108,868
GMO Internet, Inc.	31,000	382,055
GMO Payment Gateway, Inc.	6,200	147,032
GNI Group, Ltd. (a)(b)	46,000	105,099
Gree, Inc. (a)	48,000	334,209
Gulliver International Co., Ltd. (a)	30,400	250,957
Gurunavi, Inc.	13,000	254,309
Hankyu REIT, Inc.	85	107,380
Hanwa Co., Ltd.	88,000	358,090
Happinet Corp. (a)	3,700	44,119
Harmonic Drive Systems, Inc. (a)	16,200	357,974
Hazama Ando Corp.	95,200	545,361
Hearts United Group Co., Ltd. (a)	1,300	20,488
Heiwa Real Estate Co., Ltd.	15,600	219,577
Heiwa Real Estate REIT, Inc.	190	151,778
Heiwado Co., Ltd.	19,300	442,890
HI-LEX CORP.	6,800	206,679
Hibiya Engineering, Ltd.	7,500	99,250
Higo Bank, Ltd.	110,000	676,006
Hirano Tecseed Co., Ltd.	2,900	21,232
HIS Co., Ltd.	15,600	550,244
Hitachi Kokusai Electric, Inc.	20,372	273,835
Hitachi Maxell, Ltd.	11,800	204,464
Hitachi Transport System, Ltd.	9,600	145,451
Hitachi Zosen Corp.	158,600	819,946
Hogy Medical Co., Ltd. (a)	2,300	113,154
Hokkaido Electric Power Co., Inc. (b)	97,900	771,445
Hokkaido Gas Co., Ltd. (a)	12,000	28,418
Hokkoku Bank, Ltd.	152,000	531,065
Hokuetsu Bank, Ltd.	954,000	1,861,463
Hokuetsu Kishu Paper Co., Ltd. (a)	22,000	98,695
Hokuriku Electric Industry Co., Ltd.	33,000	53,934
Horiba, Ltd.	18,613	713,169
Hoshino Resorts REIT, Inc.	27	331,407
Hosiden Corp. (a)	122,100	675,024
House Foods Group, Inc.	32,000	672,420
Hulic Reit, Inc.	235	361,538
Hyakujushi Bank, Ltd.	158,000	523,044
IBJ Leasing Co., Ltd.	13,000	269,377
Ichigo Group Holdings Co., Ltd. (a)	17,100	44,773
Ichigo Real Estate Investment Corp.	418	338,443
Iino Kaiun Kaisha, Ltd.	114,880	609,245
Imasen Electric Industrial	9,500	112,725
Imperial Hotel, Ltd.	11,000	234,355
Inaba Denki Sangyo Co., Ltd.	3,000	108,818
Inabata & Co., Ltd.	3,400	33,965
Industrial & Infrastructure Fund Investment Corp.	151	703,848
Infomart Corp.	22,300	204,730
Intage Holdings, Inc.	4,000	68,876
Internet Initiative Japan, Inc. (a)	16,200	268,953
Invincible Investment Corp.	1,218	624,615
Iriso Electronics Co., Ltd.	3,300	231,695
Iseki & Co., Ltd. (a)	56,000	107,400
Ishihara Sangyo Kaisha, Ltd. (b)	84,000	81,251
IT Holdings Corp.	40,208	735,261
Itfor, Inc.	13,100	50,903
Itoham Foods, Inc. (a)	60,000	331,707
Itoki Corp.	28,600	182,439
Iwasaki Electric Co., Ltd.	27,000	51,332
Iwatani Corp.	132,000	867,342
J Trust Co., Ltd.	40,800	351,780
Jaccs Co., Ltd.	75,000	393,371
Jafco Co., Ltd.	13,700	510,644
Japan Asset Marketing Co., Ltd. (a)(b)	55,700	78,029
Japan Cash Machine Co., Ltd. (a)	3,200	46,376
Japan Communications, Inc. (a)(b)	60,500	250,223
Japan Digital Laboratory Co., Ltd.	4,000	52,766
Japan Excellent, Inc.	693	905,508
Japan Hotel REIT Investment Corp.	1,347	959,215
Japan Logistics Fund, Inc.	896	1,862,604
Japan Pile Corp. (a)	6,600	37,699
Japan Rental Housing Investments, Inc. (a)	48	35,062
Japan Securities Finance Co., Ltd.	25,800	163,287
Japan Steel Works, Ltd. (a)	161,000	677,965
Japan Tissue Engineering Co., Ltd. (b)	2,800	30,329
Japan Wind Development Co., Ltd. (b)	7,700	37,047
JCR Pharmaceuticals Co., Ltd. (a)	3,800	79,628
Jeol, Ltd.	41,000	215,726
Jin Co., Ltd. (a)	6,600	229,218
Juki Corp. (a)	162,332	531,970
Juroku Bank, Ltd.	83,000	305,216
Justsystems Corp. (b)	7,700	47,385
JVC Kenwood Corp.	77,700	239,077
K’s Holdings Corp. (a)	22,600	732,133
Kadokawa Dwango	23,400	367,610
Kaga Electronics Co., Ltd.	6,400	78,182
Kagome Co., Ltd. (a)	17,000	264,515
Kagoshima Bank, Ltd.	51,000	347,442
Kanamoto Co., Ltd.	17,600	507,784

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Kandenko Co., Ltd.	25,000	$145,299
Kanematsu Corp.	569,498	831,037
Kasai Kogyo Co., Ltd.	8,000	65,107
Katakura Industries Co., Ltd. (a)	77,074	789,860
Kato Sangyo Co., Ltd.	15,300	318,056
KAWADA TECHNOLOGIES, Inc. (a)	1,300	41,463
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	9,300	183,169
Keihin Corp.	13,500	207,242
Keiyo Bank, Ltd.	147,000	853,133
Kenedix Office Investment Corp.	136	746,200
Kenedix Residential Investment Corp.	72	223,640
Kenedix, Inc. (a)	104,400	426,567
Kintetsu World Express, Inc.	3,000	135,084
Kissei Pharmaceutical Co., Ltd.	7,900	247,029
Kitano Construction Corp.	15,000	42,402
Kito Corp. (a)	15,700	159,716
Kitz Corp.	183,100	906,912
Kiyo Bank, Ltd.	98,760	1,379,387
KLab, Inc. (a)(b)	16,200	186,417
Komeri Co., Ltd.	10,300	243,146
Komori Corp. (a)	74,136	946,443
Kumagai Gumi Co., Ltd. (b)	171,000	534,709
Kurabo Industries, Ltd.	664,600	1,169,319
Kureha Corp.	35,000	150,594
Kuroda Electric Co., Ltd.	6,500	104,173
Kusuri No Aoki Co., Ltd.	1,800	135,535
KYB Co., Ltd.	235,832	865,258
Kyoei Steel, Ltd.	4,000	67,676
Kyokuto Kaihatsu Kogyo Co., Ltd.	16,500	187,255
Kyokuyo Co., Ltd.	22,000	52,099
KYORIN Holdings, Inc.	31,000	742,914
Kyosan Electric Manufacturing Co., Ltd.	12,000	38,024
Kyowa Exeo Corp.	68,080	731,750
Kyudenko Corp.	18,000	196,923
Lasertec Corp.	4,900	62,800
Leopalace21 Corp. (b)	130,200	682,892
Life Corp.	14,300	250,287
Lintec Corp.	13,400	319,790
Lion Corp.	110,000	671,420
Maeda Corp. (a)	74,000	538,070
Maeda Road Construction Co., Ltd.	16,000	260,029
Makino Milling Machine Co., Ltd.	111,000	945,941
Mandom Corp.	8,800	322,502
Mani, Inc.	4,000	290,181
Marudai Food Co., Ltd.	521,656	1,774,740
Maruha Nichiro Corp. (a)	34,920	493,262
Marusan Securities Co., Ltd.	102,038	1,046,544
Maruwa Co., Ltd.	1,900	45,122
Marvelous, Inc. (a)	19,900	278,608
Matsumotokiyoshi Holdings Co., Ltd.	22,100	788,726
Matsuya Co., Ltd.	28,400	432,187
Medinet Co., Ltd. (a)(b)	14,600	29,583
Megmilk Snow Brand Co., Ltd.	5,600	67,476
Meidensha Corp.	133,000	430,302
Meitec Corp.	13,200	443,027
Melco Holdings, Inc. (a)	4,000	75,347
Message Co., Ltd. (a)	3,500	105,795
Michinoku Bank, Ltd.	648,200	1,102,629
Micronics Japan Co., Ltd. (a)	8,400	245,153
MID Reit, Inc.	39	94,569
Minato Bank, Ltd.	647,800	1,501,675
Mirait Holdings Corp.	43,260	484,815
Mitani Corp.	4,400	95,063
Mitsuba Corp.	18,800	416,367
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,000	55,635
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	61,624
Mitsubishi Pencil Co., Ltd.	14,900	553,508
Mitsubishi Shokuhin Co., Ltd.	1,200	25,176
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	512,821
Mitsui Mining & Smelting Co., Ltd.	258,000	589,468
Mitsui Sugar Co., Ltd.	11,000	38,708
Mitsui-Soko Holdings Co., Ltd.	242,000	815,243
Mitsumi Electric Co., Ltd.	57,100	425,185
Miura Co., Ltd. (a)	49,700	561,132
Miyaji Engineering Group, Inc.	26,000	42,276
Miyazaki Bank, Ltd.	629,800	2,399,988
Miyoshi Oil & Fat Co., Ltd.	30,000	34,772
Mizuno Corp.	39,000	203,577
Mochida Pharmaceutical Co., Ltd.	3,100	203,952
Modec, Inc. (a)	9,000	141,764
Monex Group, Inc.	94,400	252,678
Monogatari Corp.	1,400	46,229
MonotaRO Co., Ltd. (a)	13,500	490,807
Morinaga & Co., Ltd.	98,000	344,849
Morinaga Milk Industry Co., Ltd.	97,000	368,831
Morita Holdings Corp.	21,500	202,047
MOS Food Services, Inc. (a)	4,700	99,898
Moshi Moshi Hotline, Inc.	23,300	254,712
Musashi Seimitsu Industry Co., Ltd.	6,100	129,299
Musashino Bank, Ltd.	33,580	1,129,834
Mutoh Holdings Co., Ltd. (a)	20,000	72,379
Nachi-Fujikoshi Corp.	84,000	460,888
Nagase & Co., Ltd.	61,000	800,108
Nakanishi, Inc.	26,180	1,022,750
Namura Shipbuilding Co., Ltd.	18,800	177,928
NanoCarrier Co., Ltd. (b)	10,800	105,366
Nanto Bank, Ltd.	134,000	465,941
NEC Networks & System Integration Corp.	3,700	74,602
NET One Systems Co., Ltd. (a)	120,700	825,299
Neturen Co., Ltd.	136,483	1,012,882
Nichi-iko Pharmaceutical Co., Ltd.	26,300	607,033
Nichias Corp.	12,000	69,343
Nichicon Corp.	11,000	103,006
Nichii Gakkan Co.	6,700	59,109
Nichirei Corp.	157,000	882,368
Nichireki Co., Ltd.	13,000	113,821
Nifco, Inc.	20,900	722,372
Nihon Dempa Kogyo Co., Ltd.	25,900	227,199
Nihon M&A Center, Inc.	16,000	553,679
Nihon Nohyaku Co., Ltd.	11,800	118,369
Nihon Parkerizing Co., Ltd.	42,800	519,275
Nihon Trim Co., Ltd. (a)	1,500	38,899
Nihon Unisys, Ltd.	10,800	102,664

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Nikkiso Co., Ltd.	65,240	$584,807
Nippon Accommodations Fund, Inc.	215	817,511
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	54,484
Nippon Carbon Co., Ltd.	248,712	777,711
Nippon Chemi-Con Corp. (b)	69,000	203,677
Nippon Chemiphar Co., Ltd.	13,000	63,631
Nippon Coke & Engineering Co., Ltd.	36,600	34,792
Nippon Concrete Industries Co., Ltd. (a)	32,100	128,480
Nippon Densetsu Kogyo Co., Ltd.	23,900	356,731
Nippon Flour Mills Co., Ltd.	54,000	267,467
Nippon Gas Co., Ltd.	31,400	777,636
Nippon Koei Co., Ltd.	17,000	67,901
Nippon Konpo Unyu Soko Co., Ltd.	134,880	2,368,624
Nippon Light Metal Holdings Co., Ltd.	241,500	358,449
Nippon Paper Industries Co., Ltd. (a)	54,700	823,750
Nippon Parking Development Co., Ltd.	43,500	62,752
Nippon Seiki Co., Ltd.	55,200	1,089,961
Nippon Sheet Glass Co., Ltd. (b)	428,000	421,130
Nippon Shinyaku Co., Ltd.	26,000	948,509
Nippon Signal Co., Ltd.	32,300	316,199
Nippon Soda Co., Ltd.	64,000	372,499
Nippon Steel & Sumikin Bussan Corp.	36,000	124,578
Nippon Suisan Kaisha, Ltd.	123,199	374,965
Nippon Thompson Co., Ltd.	148,600	734,791
Nippon Yakin Kogyo Co., Ltd. (a)(b)	78,500	155,134
Nipro Corp.	49,300	470,698
Nishi-Nippon Railroad Co., Ltd.	156,000	716,748
Nishimatsu Construction Co., Ltd. (a)	132,000	468,893
Nishimatsuya Chain Co., Ltd.	23,953	211,517
Nishio Rent All Co., Ltd.	7,000	201,668
Nissha Printing Co., Ltd. (a)	24,100	441,105
Nisshin Steel Co., Ltd. (a)	53,500	670,507
Nisshinbo Holdings, Inc.	62,000	596,089
Nissin Electric Co., Ltd.	8,000	48,097
Nissin Kogyo Co., Ltd.	13,600	216,375
Nitto Boseki Co., Ltd.	142,153	553,558
Nitto Kogyo Corp.	8,500	158,482
NOF Corp.	244,600	1,819,330
Nohmi Bosai, Ltd.	17,100	211,460
Nomura Real Estate Office Fund, Inc.	184	894,492
Nomura Real Estate Residential Fund, Inc.	35	194,663
Noritsu Koki Co., Ltd.	9,800	56,876
Noritz Corp.	4,700	77,285
North Pacific Bank, Ltd.	150,400	569,369
NS United Kaiun Kaisha, Ltd. (a)	19,000	46,262
NSD Co., Ltd.	19,800	292,398
Nuflare Technology, Inc.	1,000	44,528
Obara Group, Inc. (a)	3,500	198,457
Ogaki Kyoritsu Bank, Ltd.	19,000	60,204
Ohsho Food Service Corp.	6,800	242,969
Oiles Corp.	10,900	213,046
Oita Bank, Ltd.	347,800	1,354,368
Okabe Co., Ltd.	21,400	197,895
Okamura Corp.	59,000	475,247
Okasan Securities Group, Inc.	88,682	706,202
Oki Electric Industry Co., Ltd.	535,000	1,110,819
Okinawa Electric Power Co., Inc.	2,000	72,462
OKUMA Corp.	68,000	632,795
Okumura Corp.	84,000	393,646
OncoTherapy Science, Inc. (a)(b)	21,500	67,409
Onward Holdings Co., Ltd. (a)	17,000	118,791
Orient Corp. (b)	203,900	331,545
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	180,454
Osaki Electric Co., Ltd. (a)	9,000	59,362
OSG Corp.	47,840	933,463
Pacific Industrial Co., Ltd. (a)	30,000	245,904
Pacific Metals Co., Ltd. (a)(b)	74,000	201,776
Pal Co., Ltd.	5,700	162,552
Paramount Bed Holdings Co., Ltd.	5,600	148,259
Penta-Ocean Construction Co., Ltd. (a)	119,100	435,980
PeptiDream, Inc. (a)(b)	3,900	289,431
Pilot Corp.	9,300	525,003
Piolax, Inc.	5,300	216,110
Pioneer Corp. (b)	170,700	311,722
Poletowin Pitcrew Holdings, Inc.	2,800	23,815
Premier Investment Corp.	352	2,028,201
Raito Kogyo Co., Ltd.	15,200	124,591
Relo Holdings, Inc.	5,900	523,460
Rengo Co., Ltd.	219,000	929,506
ReproCELL, Inc. (a)(b)	21,700	125,939
Riso Kagaku Corp.	9,200	151,895
Rohto Pharmaceutical Co., Ltd.	47,800	680,779
Roland DG Corp.	4,400	119,241
Round One Corp.	22,800	129,471
Ryobi, Ltd.	37,000	108,910
Ryosan Co., Ltd.	3,500	86,154
Sagami Chain Co., Ltd.	21,000	217,836
Saibu Gas Co., Ltd.	128,000	288,180
Sakai Chemical Industry Co., Ltd.	274,765	895,836
San-A Co., Ltd.	10,200	387,842
San-Ai Oil Co., Ltd.	17,000	110,427
San-In Godo Bank, Ltd.	11,000	90,898
Sanden Corp.	56,000	250,757
Sangetsu Co., Ltd.	17,000	257,569
Sanix, Inc. (a)(b)	10,700	33,726
Sanken Electric Co., Ltd. (a)	68,000	471,762
Sankyo Tateyama, Inc.	4,400	85,157
Sankyu, Inc.	143,000	623,631
Sanwa Holdings Corp.	90,100	670,162
Sanyo Shokai, Ltd.	214,000	551,395
Sanyo Special Steel Co., Ltd.	231,937	974,745
Sapporo Holdings, Ltd. (a)	238,000	944,657
Sato Holdings Corp.	42,440	964,344
SCREEN Holdings Co., Ltd.	176,000	1,335,501
Seika Corp.	22,000	60,171
Seikagaku Corp.	21,300	406,019
Seiko Holdings Corp. (a)	59,000	298,136
Seino Holdings Co., Ltd.	66,100	718,185
Seiren Co., Ltd.	138,780	1,244,015
Sekisui House SI Residential Investment Corp.	277	299,578
Senko Co., Ltd. (a)	42,000	273,171
Senshu Ikeda Holdings, Inc.	106,460	506,889
Senshukai Co., Ltd. (a)	17,800	129,131

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Septeni Holdings Co., Ltd.	6,900	$57,824
Seria Co., Ltd.	7,800	282,276
Shibuya Kogyo Co., Ltd.	11,000	213,442
Shiga Bank, Ltd.	135,000	675,422
Shima Seiki Manufacturing, Ltd.	54,045	923,846
Shimachu Co., Ltd.	41,960	1,109,137
Shindengen Electric Manufacturing Co., Ltd.	41,000	205,128
Shinkawa, Ltd. (b)	9,200	58,533
Shinkin Central Bank (Class A) Preference Shares	365	728,022
Shinko Electric Industries Co., Ltd.	27,200	194,148
Shinmaywa Industries, Ltd.	26,000	276,423
Shinsho Corp.	40,000	86,387
Ship Healthcare Holdings, Inc.	14,400	329,126
SHO-BOND Holdings Co., Ltd.	11,300	497,511
Shochiku Co., Ltd.	315,600	2,968,495
Showa Aircraft Industry Co., Ltd.	7,000	68,585
Showa Corp.	23,200	234,853
Showa Denko KK	551,000	702,964
SIA Reit, Inc.	48	187,517
Sinanen Co., Ltd.	14,000	53,233
Sinfonia Technology Co., Ltd. (a)	337,400	599,260
SK Kaken Co., Ltd.	4,000	326,537
SMK Corp. (a)	132,343	574,949
SMS Co., Ltd.	9,200	123,664
Sodick Co., Ltd. (a)	24,800	271,937
Sogo Medical Co., Ltd.	2,200	62,005
Sosei Group Corp. (a)(b)	6,000	151,345
Sotetsu Holdings, Inc.	193,000	896,402
Star Micronics Co., Ltd.	18,900	265,396
Starts Corp., Inc.	14,400	219,377
Starts Proceed Investment Corp.	68	119,471
Sumitomo Bakelite Co., Ltd.	54,000	240,901
Sumitomo Forestry Co., Ltd.	90,800	994,125
Sumitomo Mitsui Construction Co., Ltd. (a)	375,400	519,628
Sumitomo Osaka Cement Co., Ltd.	191,793	590,132
Sumitomo Real Estate Sales Co., Ltd.	3,700	100,734
Sumitomo Seika Chemicals Co., Ltd.	12,000	85,654
Sumitomo Warehouse Co., Ltd.	48,000	266,166
Sun Corp.	10,000	137,169
Sun Frontier Fudousan Co., Ltd. (a)	5,800	53,490
SWCC Showa Holdings Co., Ltd. (a)	45,000	34,897
T RAD Co., Ltd.	15,000	32,020
Tabuchi Electric Co., Ltd. (a)	16,500	188,768
Tachi-S Co., Ltd. (a)	19,200	269,609
Taikisha, Ltd.	6,000	149,593
Taiko Pharmaceutical Co., Ltd.	4,200	67,627
Taiyo Holdings Co., Ltd.	4,600	162,060
Taiyo Yuden Co., Ltd.	61,200	894,079
Takaoka Toko Co., Ltd.	1,900	25,872
Takara Bio, Inc. (a)	23,800	272,482
Takara Holdings, Inc.	90,600	657,261
Takara Standard Co., Ltd.	53,000	449,014
Takasago International Corp.	265,694	1,207,448
Takasago Thermal Engineering Co., Ltd.	33,000	412,758
Takashima & Co., Ltd.	36,000	79,850
Takata Corp. (a)	16,100	176,674
Takeuchi Manufacturing Co., Ltd.	7,000	317,532
Takuma Co., Ltd.	34,000	267,067
Tamron Co., Ltd.	5,400	116,488
Tamura Corp. (a)	49,000	180,596
Tanseisha Co., Ltd. (a)	14,600	104,942
Teikoku Electric Manufacturing Co., Ltd.	3,600	34,432
Teikoku Sen-I Co., Ltd.	13,900	201,908
Tekken Corp. (a)	72,000	248,555
Toa Corp. (g)	33,000	55,034
Toa Corp. (g)	18,200	175,892
Toagosei Co., Ltd.	416,418	1,906,304
Tobishima Corp. (a)(b)	28,700	57,915
TOC Co., Ltd.	161,760	1,270,610
Tochigi Bank, Ltd.	236,000	1,216,160
Toda Corp.	136,000	574,959
Toei Co., Ltd.	281,400	2,095,395
Toho Bank, Ltd.	90,000	370,732
Toho Holdings Co., Ltd. (a)	69,319	1,173,380
Toho Zinc Co., Ltd.	53,000	167,496
Tokai Carbon Co., Ltd.	133,000	374,851
Tokai Corp.	1,600	54,501
TOKAI Holdings Corp.	58,400	253,712
Tokai Rika Co., Ltd.	18,200	423,263
Toko, Inc.	17,000	48,764
Tokuyama Corp. (a)(b)	225,000	472,795
Tokyo Dome Corp. (a)	79,000	335,960
Tokyo Ohka Kogyo Co., Ltd.	17,600	570,156
Tokyo Seimitsu Co., Ltd.	21,900	502,919
Tokyo Steel Manufacturing Co., Ltd. (a)	52,500	353,283
Tokyo Tekko Co., Ltd.	9,000	36,098
Tokyo TY Financial Group, Inc. (a)	17,800	477,932
Tokyotokeiba Co., Ltd. (a)	73,000	181,397
Tokyu Construction Co., Ltd.	15,400	87,321
Tokyu REIT, Inc.	294	381,704
Tomoe Engineering Co., Ltd.	2,800	41,910
TOMONY Holdings, Inc.	221,380	1,004,217
Tomy Co., Ltd. (a)	53,800	320,310
Top REIT, Inc.	92	383,189
Topre Corp.	23,700	371,335
Topy Industries, Ltd.	480,981	1,118,980
Torii Pharmaceutical Co., Ltd.	3,700	98,883
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	41,279
Toshiba Machine Co., Ltd.	51,000	215,184
Toshiba Plant Systems & Services Corp.	10,900	150,605
Toshiba TEC Corp.	54,000	357,974
Totetsu Kogyo Co., Ltd.	13,800	308,738
Towa Pharmaceutical Co., Ltd.	2,800	160,400
Toyo Construction Co., Ltd.	9,700	38,015
Toyo Corp./Chuo-ku	140,568	1,346,780
Toyo Engineering Corp. (a)	58,000	151,862
Toyo Ink SC Holdings Co., Ltd.	60,000	281,676
Toyo Wharf & Warehouse Co., Ltd.	31,000	52,216
Toyobo Co., Ltd.	405,788	548,156
TPR Co., Ltd.	15,800	424,891

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Trusco Nakayama Corp.	10,200	$320,225
TS Tech Co., Ltd.	21,300	576,348
TSI Holdings Co., Ltd.	67,200	453,884
Tsubakimoto Chain Co.	62,000	517,507
Tsukui Corp. (a)	4,300	32,629
Tsumura & Co. (a)	27,900	691,189
Tsurumi Manufacturing Co., Ltd.	11,000	156,573
UACJ Corp. (a)	134,000	370,965
Ube Industries, Ltd.	321,000	503,215
Ulvac, Inc. (b)	34,600	532,885
UMN Pharma, Inc. (a)(b)	4,600	114,918
Unipres Corp.	16,900	345,257
United Arrows, Ltd. (a)	13,200	392,946
UNITED, Inc. (a)	3,700	49,364
Unitika, Ltd. (b)	1,073,000	492,099
UNY Group Holdings Co., Ltd.	76,400	428,745
Usen Corp. (b)	47,110	141,418
Ushio, Inc.	43,200	538,897
UT Holdings Co., Ltd. (a)	11,800	46,246
Valor Co., Ltd.	32,100	695,667
VT Holdings Co., Ltd. (a)	22,200	97,371
Wacoal Holdings Corp.	72,000	811,707
Wacom Co., Ltd. (a)	73,700	355,210
Wakachiku Construction Co., Ltd. (a)	38,000	58,937
Wakita & Co., Ltd.	11,000	107,134
Welcia Holdings Co., Ltd.	13,600	508,618
WirelessGate, Inc. (a)	4,300	114,918
Xebio Co., Ltd. (a)	8,000	139,087
YAMABIKO Corp.	5,200	233,279
Yamazen Corp.	47,500	390,932
Yaoko Co., Ltd.	14,800	555,347
Yodogawa Steel Works, Ltd.	381,200	1,513,039
Yokogawa Bridge Holdings Corp.	17,400	187,312
Yondoshi Holdings, Inc. (a)	13,700	262,062
Yorozu Corp. (a)	13,700	288,451
Yoshinoya Holdings Co., Ltd. (a)	31,100	339,461
Yushin Precision Equipment Co., Ltd.	1,400	28,344
Zenkoku Hosho Co., Ltd.	25,400	954,155
Zenrin Co., Ltd.	57,877	715,711
Zensho Holdings Co., Ltd. (a)	19,700	191,045
ZERIA Pharmaceutical Co., Ltd.	18,700	313,577

		238,442,807

LUXEMBOURG — 0.2%
BRAAS Monier Building Group SA (b)	8,543	217,910
Grand City Properties SA (a)(b)	23,414	434,534
Oriflame Cosmetics SA SDR (a)	12,509	167,530
SAF-Holland SA	15,665	251,354
Stabilus SA (b)	5,948	205,379

		1,276,707

MALTA — 0.1%
Kambi Group PLC (b)	4,743	38,498
Unibet Group PLC, SDR	12,640	692,529

		731,027

MONGOLIA — 0.0% (d)
Mongolian Mining Corp. (a)(b)	1,232,500	44,512

NETHERLANDS — 1.5%
Amsterdam Commodities NV	15,607	424,076
AVG Technologies NV (b)	21,854	473,139
BE Semiconductor Industries NV	13,558	434,873
Beter Bed Holding NV	12,563	275,453
BinckBank NV	41,448	337,380
Bravofly Rumbo Group NV (b)	1,573	26,559
Cimpress NV (b)	13,246	1,117,698
Corbion NV	39,242	745,139
Euronext NV (b)(f)	32,704	1,383,889
Grontmij (a)(b)	8,018	32,292
IMCD Group NV (b)	12,580	423,297
InterXion Holding NV (b)	15,443	435,493
Koninklijke BAM Groep NV (a)	145,196	647,153
Koninklijke Ten Cate NV	11,261	254,464
NSI NV	11,384	51,143
Royal Imtech NV (a)(b)	52,658	302,681
Sligro Food Group NV	9,554	378,733
TKH Group NV	15,344	542,998
TomTom NV (b)	41,155	315,856
USG People NV	31,679	438,560
VastNed Retail NV	5,598	274,129
Wereldhave NV	16,885	1,133,405
Wessanen	30,128	199,872

		10,648,282

NEW ZEALAND — 1.5%
a2 Milk Co., Ltd. (a)(b)	197,213	82,818
Air New Zealand, Ltd.	240,383	491,217
Argosy Property, Ltd.	327,063	279,602
Chorus, Ltd. (a)(b)	143,443	306,569
DNZ Property Fund, Ltd.	255,062	372,978
Ebos Group, Ltd.	29,797	239,089
Freightways, Ltd.	80,885	380,311
Genesis Energy, Ltd.	187,364	314,730
Goodman Property Trust	374,650	335,735
Heartland New Zealand, Ltd. (a)	241,660	231,963
Infratil, Ltd. (a)	310,368	740,129
Kathmandu Holdings, Ltd. (a)	78,268	80,997
Kiwi Income Property Group, Ltd.	449,871	436,879
Mainfreight, Ltd.	59,115	685,790
Meridian Energy, Ltd. (a)	624,063	947,669
Metlifecare, Ltd.	66,451	235,205
New Zealand Oil & Gas, Ltd. (a)	278,895	118,166
Nuplex Industries, Ltd.	140,339	336,769
NZX, Ltd.	248,652	206,975
PGG Wrightson, Ltd.	102,726	37,362
Port of Tauranga, Ltd. (a)	23,991	304,945
Precinct Properties New Zealand, Ltd.	269,508	237,472
Property for Industry, Ltd.	215,546	254,580
Restaurant Brands New Zealand, Ltd.	121,494	368,078
Skellerup Holdings, Ltd. (a)	149,365	159,052
Sky City Entertainment Group, Ltd.	291,727	896,941
Steel & Tube Holdings, Ltd.	16,212	34,649
Summerset Group Holdings, Ltd. (a)	61,543	153,222
Tower, Ltd. (a)	135,999	236,607
Trade Me Group, Ltd.	205,798	571,013
Vital Healthcare Property Trust	213,912	275,910
Warehouse Group, Ltd. (a)	64,310	128,281

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Z Energy, Ltd.	72,193	$277,726

		10,759,429

NORWAY — 1.3%
Archer, Ltd. (a)(b)	97,598	28,944
Atea ASA	40,712	458,440
Austevoll Seafood ASA	35,579	190,276
Avance Gas Holding, Ltd. (f)	6,468	89,085
Bakkafrost P/F	20,829	451,001
Borregaard ASA	54,686	403,745
BW LPG, Ltd. (a)(f)	28,260	227,753
BW Offshore, Ltd.	189,710	131,117
Deep Sea Supply PLC	178,406	79,915
Dolphin Group AS (b)	119,826	26,020
Ekornes ASA	46,744	568,415
Electromagnetic GeoServices ASA (a)(b)	53,846	22,717
Farstad Shipping ASA	3,657	15,428
Fred Olsen Energy ASA (a)	14,368	102,869
Frontline, Ltd. (b)	20,373	45,756
Hexagon Composites ASA (a)	52,656	163,343
Hoegh LNG Holdings, Ltd. (a)	20,440	233,970
Kongsberg Automotive ASA (b)	205,644	151,571
Kvaerner ASA	51,094	38,040
Nordic Semiconductor ASA (a)(b)	82,568	530,195
Norwegian Air Shuttle AS (a)(b)	8,531	254,053
Petroleum Geo-Services ASA (a)	105,730	544,059
ProSafe SE (a)	118,460	326,316
Protector Forsikring ASA	56,732	469,886
REC Silicon ASA (a)(b)	901,300	262,815
REC Solar ASA (b)	22,779	286,889
Solstad Offshore ASA	11,141	66,356
SpareBank 1 SMN (a)	31,522	232,726
Spectrum ASA	12,333	53,867
Thin Film Electronics ASA (b)	287,916	194,347
Tomra Systems ASA	115,982	975,020
Veidekke ASA	111,979	1,313,052
Wilh Wilhelmsen ASA (a)	4,284	25,462

		8,963,448

PANAMA — 0.0% (d)
Norstar Holdings, Inc.	6,951	180,561

PORTUGAL — 0.4%
Altri SGPS SA (a)	199,058	848,525
CTT-Correios de Portugal SA	19,118	204,978
Mota-Engil SGPS SA	8,014	29,608
Portugal Telecom SGPS SA (a)	241,542	140,085
Semapa-Sociedade de Investimento e Gestao	113,971	1,522,716

		2,745,912

SINGAPORE — 2.8%
AIMS AMP Capital Industrial REIT	247,958	269,343
Ascendas Hospitality Trust	512,000	253,816
Ascendas India Trust	605,000	396,953
Ascott Residence Trust	419,600	380,843
AusGroup, Ltd. (a)(b)	239,000	38,332
Biosensors International Group, Ltd. (a)(b)	642,000	355,705
Boustead Singapore, Ltd.	307,657	381,291
Cache Logistics Trust (a)	495,000	424,018
Cambridge Industrial Trust	1,034,855	535,647
Cape PLC	18,164	67,411
CapitaRetail China Trust	330,147	387,502
CDL Hospitality Trusts	408,000	522,009
China New Town Development Co., Ltd. (b)	449,000	20,949
China Yuchai International, Ltd.	21,814	430,608
CitySpring Infrastructure Trust (a)	743,000	292,498
Civmec, Ltd.	404,000	128,118
Cordlife Group, Ltd. (a)	249,000	187,880
Cosco Corp. Singapore, Ltd. (a)	557,000	205,063
Croesus Retail Trust	188,000	127,462
CSE Global, Ltd. (a)	148,000	59,882
CWT, Ltd. (a)	191,000	215,131
Ezra Holdings, Ltd. (a)(b)	511,102	156,494
Far East Hospitality Trust	423,000	246,701
First Real Estate Investment Trust	547,558	558,855
Fortune Real Estate Investment Trust	458,000	486,175
Frasers Centrepoint Trust	263,000	387,300
Frasers Commercial Trust	307,357	336,105
Frasers Hospitality Trust (b)	209,000	136,367
GuocoLeisure, Ltd.	409,000	274,317
Haw Par Corp., Ltd.	70,086	439,411
Hong Fok Corp., Ltd.	245,000	158,963
Hotel Properties, Ltd.	30,000	90,763
Hyflux, Ltd. (a)	312,100	208,188
IGG, Inc. (a)	444,000	259,996
International Healthway Corp., Ltd. (a)(b)	155,000	32,205
Interra Resources, Ltd. (b)	267,000	22,579
ISDN Holdings, Ltd.	112,000	16,248
Jaya Holdings, Ltd. (a)	104,000	1,516
K1 Ventures, Ltd.	262,000	39,156
Lian Beng Group, Ltd.	130,000	54,021
LionGold Corp., Ltd. (a)(b)	386,000	3,940
Lippo Malls Indonesia Retail Trust	1,225,000	308,103
Mapletree Greater China Commercial Trust	696,000	527,696
Mapletree Industrial Trust	796,437	917,380
Metro Holdings, Ltd.	331,000	234,067
Mewah International, Inc.	207,000	55,081
OM Holdings, Ltd. (b)	84,190	19,295
OSIM International, Ltd.	203,000	290,063
OUE Commercial Real Estate Investment Trust	127,000	74,069
OUE Hospitality Trust	343,333	235,280
OUE, Ltd. (a)	86,000	135,423
Oxley Holdings, Ltd.	129,000	47,022
Pacific Radiance, Ltd. (a)	227,000	110,050
Pan-United Corp., Ltd.	56,000	32,864
Parkway Life Real Estate Investment Trust	251,000	431,844
Petra Foods, Ltd.	184,000	512,415
Raffles Medical Group, Ltd.	153,200	438,927
Religare Health Trust	460,000	365,532
Rotary Engineering, Ltd.	100,000	39,367
Rowsley, Ltd. (a)(b)	1,641,000	218,928

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	403,729	$264,895
Saizen REIT	41,000	25,705
Sinarmas Land, Ltd.	595,000	329,664
Sino Grandness Food Industry Group, Ltd. (a)(b)	182,000	41,131
SMRT Corp., Ltd.	346,000	403,587
Soilbuild Business Space REIT	256,000	151,170
Stamford Land Corp., Ltd.	64,000	25,895
Starhill Global REIT	741,000	451,072
STATS ChipPAC, Ltd. (a)(b)	95,000	34,975
Super Group, Ltd. (a)	245,000	266,130
Swiber Holdings, Ltd. (a)	209,000	25,597
Tat Hong Holdings, Ltd.	73,000	35,656
Technics Oil & Gas, Ltd. (a)(b)	130,000	66,341
Tiger Airways Holdings, Ltd. (a)(b)	312,850	72,984
Tuan Sing Holdings, Ltd.	193,274	55,656
UMS Holdings, Ltd.	326,000	125,961
United Engineers, Ltd. (a)	284,000	565,226
United Envirotech, Ltd.	444,000	534,082
Venture Corp., Ltd.	75,000	467,486
Wing Tai Holdings, Ltd. (a)	557,299	780,064
XP Power, Ltd.	2,629	57,253
Yoma Strategic Holdings, Ltd. (a)(b)	726,333	251,519
Yongnam Holdings, Ltd. (a)	451,000	46,030

		19,661,246

SOUTH KOREA — 8.4%
3S Korea Co., Ltd. (b)	15,792	49,036
Able C&C Co., Ltd.	7,637	217,521
Actoz Soft Co., Ltd. (b)	1,003	32,953
Advanced Process Systems Corp. (b)	6,111	52,052
Ahnlab, Inc.	2,080	85,585
AJ Rent A Car Co., Ltd. (b)	2,756	37,759
AK Holdings, Inc.	1,831	162,066
Amicogen, Inc.	1,816	93,955
Aminologics Co., Ltd. (b)	20,430	24,675
Asiana Airlines, Inc. (b)	41,528	336,132
Basic House Co., Ltd. (b)	1,888	26,377
Binex Co., Ltd. (b)	14,331	189,883
Binggrae Co., Ltd.	3,858	285,842
Bioland, Ltd.	3,753	92,518
Bioneer Corp. (b)	3,278	24,110
Boryung Pharmaceutical Co., Ltd.	3,116	124,140
Bukwang Pharmaceutical Co., Ltd.	8,521	202,762
Celltrion Pharm, Inc. (b)	7,418	123,026
Chabiotech Co., Ltd. (b)	25,212	348,825
Chadiostech Co., Ltd. (b)	8,902	33,098
Chemtronics Co., Ltd. (b)	2,332	23,332
Choa Pharmaceutical Co. (b)	17,206	62,887
Chong Kun Dang Pharmaceutical Corp.	3,308	203,647
Chongkundang Holdings Corp.	1,883	115,752
CJ CGV Co., Ltd.	6,491	396,089
CJ E&M Corp. (b)	13,008	638,998
CJ Freshway Corp.	1,617	72,874
CNK International Co., Ltd. (b)(e)	16,071	0
Com2uSCorp (a)(b)	5,178	898,432
Corentec Co., Ltd. (b)	2,589	37,921
Cosmax BTI, Inc.	6,008	314,629
Cosmax, Inc.	5,323	654,910
Crown Confectionery Co., Ltd.	266	70,489
CrucialTec Co., Ltd. (b)	6,050	65,165
CrystalGenomics, Inc. (b)	5,088	55,262
CTC BIO, Inc. (b)	6,126	119,268
Cuckoo Electronics Co., Ltd.	1,542	260,602
D.I Corp.	8,835	64,424
Dae Han Flour Mills Co., Ltd.	459	76,952
Daeduck GDS Co., Ltd.	3,153	38,793
Daesang Corp.	15,082	569,594
Daesang Holdings Co., Ltd.	4,744	103,265
Daewon Pharmaceutical Co., Ltd.	8,688	148,004
Daewoong Pharmaceutical Co., Ltd.	1,642	88,801
Daou Technology, Inc.	6,402	99,828
Digital Power Communications Co., Ltd.	13,288	53,657
Dong-A Socio Holdings Co., Ltd.	3,917	593,137
Dong-A ST Co., Ltd.	6,610	706,012
Dongbu HiTek Co., Ltd. (a)(b)	6,980	37,686
DongKook Pharmaceutical Co., Ltd.	3,033	96,776
Dongkuk Steel Mill Co., Ltd. (a)(b)	50,318	272,578
Dongsuh Co., Inc.	31,920	880,393
Dongsung Finetec Co., Ltd.	4,119	29,144
Dongwha Pharm Co., Ltd.	29,767	201,496
Dongwon F&B Co., Ltd.	382	137,726
Dongwon Industries Co., Ltd.	1,048	314,556
Duk San Neolux Co., Ltd. (b)	954	19,261
Duksan Hi-Metal Co., Ltd. (b)	1,423	11,159
EG Corp.	2,228	36,148
EM-Tech Co., Ltd. (b)	4,514	59,403
Eo Technics Co., Ltd.	5,870	676,707
Eugene Investment & Securities Co., Ltd. (a)(b)	280,901	870,972
Eugene Technology Co., Ltd.	3,636	46,538
Eusu Holdings Co., Ltd. (b)	6,470	54,993
Fila Korea, Ltd.	6,418	624,764
Gamevil, Inc. (a)(b)	3,111	339,295
GemVax & Kael Co., Ltd. (a)(b)	12,372	210,205
Genic Co., Ltd. (b)	2,773	83,481
Golfzon Co., Ltd. (c)	12,317	331,947
Green Cross Cell Corp. (b)	1,700	65,582
Green Cross Corp.	4,703	746,071
Green Cross Holdings Corp.	12,324	304,920
GS Global Corp.	6,009	42,246
GS Home Shopping, Inc.	2,304	461,236
GS Retail Co., Ltd.	15,788	475,298
Haesung Industrial Co., Ltd.	632	17,203
Halla Holdings Corp.	2,486	158,645
Hana Tour Service, Inc.	4,280	432,070
Hanall Biopharma Co., Ltd. (b)	15,167	64,868
Hancom, Inc.	5,912	97,516
Hanil Cement Co., Ltd.	1,595	262,371
Hanil E-Hwa Co., Ltd.	3,248	46,402
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	34,852	181,257
Hanjin Kal Corp.	7,781	250,728
Hanjin Shipping Co., Ltd. (a)(b)	64,983	411,763
Hanjin Transportation Co., Ltd.	3,860	223,017
Hankook Shell Oil Co., Ltd.	281	111,696

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hanmi Pharm Co., Ltd. (a)(b)	7,969	$1,626,913
Hanmi Science Co., Ltd. (b)	18,371	567,962
Hanmi Semiconductor Co., Ltd.	5,343	77,777
Hansae Co., Ltd. (a)	14,227	536,021
Hansol Chemical Co., Ltd.	1,446	68,686
Hansol Holdings Co., Ltd. (b)	38,012	299,793
Hansol Logistics Co., Ltd.	25,391	77,584
Hansol Paper Co., Ltd. (b)	23,210	465,476
Hansol Technics Co., Ltd. (b)	3,087	44,102
Hanwha Investment & Securities Co., Ltd.	126,639	586,709
Harim Co., Ltd. (a)(b)	11,918	57,149
Heung-A Shipping Co., Ltd. (a)	38,661	132,419
Hite Jinro Co., Ltd. (a)	30,032	600,938
Humax Co., Ltd.	29,957	421,226
Huons Co., Ltd.	3,942	217,450
Hwa Shin Co., Ltd.	3,127	21,082
Hyundai BNG Steel Co., Ltd.	2,390	31,559
Hyundai Corp.	3,877	95,226
Hyundai Elevator Co., Ltd. (b)	6,246	437,437
Hyundai Engineering Plastics Co., Ltd.	4,935	39,944
Hyundai Greenfood Co., Ltd.	40,115	706,880
Hyundai Home Shopping Network Corp.	3,679	424,455
Hyundai Hy Communications & Networks Co., Ltd.	7,204	32,012
Hyundai Hysco Co., Ltd.	2,585	148,420
Hyundai Rotem Co., Ltd. (a)(b)	22,640	389,764
Hyundai Securities Co., Ltd. (a)	80,660	615,065
i-SENS, Inc. (b)	1,637	72,300
Il Dong Pharmaceutical Co., Ltd.	8,594	138,269
Iljin Display Co., Ltd.	5,517	36,599
Ilyang Pharmaceutical Co., Ltd. (b)	3,840	117,507
iMarketKorea, Inc.	7,570	174,674
Infraware, Inc. (b)	7,891	46,943
InkTec Co., Ltd. (b)	1,649	16,350
Innox Corp. (b)	3,373	49,100
Interpark Corp.	30,060	246,018
iNtRON Biotechnology, Inc. (b)	4,506	92,398
JB Financial Group Co., Ltd. (a)	283,551	1,610,141
Jeil Pharmaceutical Co.	6,250	156,891
Jenax, Inc. (b)	6,776	49,166
JoyCity Corp. (b)	1,420	37,373
Jusung Engineering Co., Ltd. (b)	7,707	41,680
JW Pharmaceutical Corp.	8,430	124,233
JYP Entertainment Corp. (b)	11,912	53,631
KC Green Holdings Co., Ltd.	4,926	43,290
KCP Co., Ltd. (b)	6,110	157,507
Kginicis Co., Ltd. (a)	5,214	106,682
KGMobilians Co., Ltd.	2,844	44,219
KH Vatec Co., Ltd.	5,693	163,947
Koh Young Technology, Inc.	2,729	109,337
Kolao Holdings (a)	16,224	250,061
Kolon Industries, Inc.	8,443	381,265
Kolon Life Science, Inc.	1,865	92,456
Komipharm International Co., Ltd. (b)	13,068	127,211
KONA I Co., Ltd. (a)	5,757	157,747
Korea Electric Terminal Co., Ltd.	2,430	151,348
Korea Kolmar Co., Ltd.	9,350	574,762
Korea Line Corp. (b)	3,730	76,318
Korea Petrochemical Ind Co., Ltd.	657	64,548
Korea Real Estate Investment & Trust Co., Ltd.	49,949	167,029
Korea United Pharm, Inc.	6,616	108,234
Korean Reinsurance Co.	86,736	797,429
Kortek Corp.	6,372	77,249
KT Skylife Co., Ltd.	14,220	237,117
Ktis Corp.	13,134	50,017
Kumho Industrial Co., Ltd. (b)	7,184	142,780
Kumho Tire Co., Inc. (b)	59,383	487,610
Kwang Dong Pharmaceutical Co., Ltd.	16,469	213,016
KyungDong City Gas Co., Ltd.	494	47,866
Kyungdong Pharm Co., Ltd.	6,563	152,029
LEENO Industrial, Inc.	3,271	114,837
LF Corp.	11,784	336,701
LG Hausys, Ltd.	3,625	563,624
LG International Corp. (a)	35,525	1,205,567
LG Life Sciences, Ltd. (a)(b)	4,806	236,520
LIG Insurance Co., Ltd.	37,433	769,275
Lock & Lock Co., Ltd. (a)	3,210	37,179
Logistics Energy Korea Co., Ltd. (b)	21,705	30,911
Lotte Food Co., Ltd.	700	444,815
LOTTE Himart Co., Ltd. (a)	4,025	244,885
LS Industrial Systems Co., Ltd.	10,520	604,963
Lumens Co., Ltd. (a)	14,204	80,401
Macrogen, Inc. (b)	3,198	107,373
Maeil Dairy Industry Co., Ltd.	1,435	50,573
Mando Corp.	2,754	397,170
Medipost Co., Ltd. (a)(b)	5,294	358,357
Medy-Tox, Inc.	2,387	707,203
MegaStudy Co., Ltd.	6,002	365,708
Melfas, Inc. (b)	13,975	69,280
Meritz Financial Group, Inc.	8	99
Meritz Fire & Marine Insurance Co., Ltd.	50,983	523,869
Meritz Securities Co., Ltd.	133,941	684,524
Mirae Asset Securities Co., Ltd.	17,878	842,777
Mirae Corp. (b)	194,561	48,577
Modetour Network, Inc.	2,937	87,624
Muhak Co., Ltd. (b)	3,916	159,365
Naturalendo Tech Co., Ltd. (a)(b)	10,224	657,978
Neowiz Games Corp. (a)(b)	11,143	235,023
NEPES Corp. (b)	5,577	47,755
Nexen Tire Corp.	24,831	290,958
NH Investment & Securities Co., Ltd.	3	39
NHN Entertainment Corp. (a)(b)	9,983	642,468
NICE Holdings Co., Ltd.	5,140	92,195
NongShim Co., Ltd.	2,626	576,350
Opto Device Technology Co., Ltd.	5,781	51,325
Osstem Implant Co., Ltd. (b)	2,912	122,706
Pan Ocean Co., Ltd. (b)	70,854	210,113
Partron Co., Ltd. (a)	23,254	299,727
Pharmicell Co., Ltd. (b)	9,401	33,810
Poongsan Corp.	17,440	388,272
Posco ICT Co., Ltd.	7,593	38,531
Power Logics Co., Ltd. (b)	14,891	57,379
Redrover Co., Ltd. (b)	11,055	61,480
S&T Dynamics Co., Ltd.	7,000	74,767

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

S-Energy Co., Ltd.	5,008	$36,112
Sajo Industries Co., Ltd. (b)	1,175	101,672
Sam Yung Trading Co., Ltd.	5,353	114,350
Samchully Co., Ltd.	472	50,201
Samchuly Bicycle Co., Ltd.	4,988	97,112
Samjin Pharmaceutical Co., Ltd.	9,625	217,321
Samsung Fine Chemicals Co., Ltd. (a)	13,687	511,358
Samyang Holdings Corp.	4,605	381,865
Sansung Life & Science Co., Ltd. (b)	8,967	547,986
Sapphire Technology Co., Ltd. (a)(b)	2,565	38,032
SeAH Steel Corp.	633	45,815
Sebang Co., Ltd.	2,497	48,952
Seegene, Inc. (a)(b)	12,862	434,163
Seoul Semiconductor Co., Ltd. (a)(b)	22,107	396,529
SEOWONINTECH Co., Ltd.	2,793	39,147
Seoyeon Co., Ltd.	4,272	60,454
SFA Engineering Corp. (a)	20,262	993,513
Silicon Works Co., Ltd.	1,784	62,793
Silla Co., Ltd.	1,516	31,770
Sindoh Co., Ltd.	813	50,783
SK Broadband Co., Ltd. (b)	161,009	661,770
SK Chemicals Co., Ltd. (a)	6,655	381,503
SK Communications Co., Ltd. (a)(b)	5,595	41,252
SKC Co., Ltd.	13,161	428,241
SM Culture & Contents Co., Ltd. (b)	14,941	42,152
SM Entertainment Co. (a)(b)	8,509	274,570
Soulbrain Co., Ltd.	1,724	72,257
Suheung Co., Ltd. (a)	1,476	70,111
SundayToz Corp. (a)(b)	10,910	142,097
Sungwoo Hitech Co., Ltd.	26,916	272,933
Suprema, Inc. (b)	3,135	78,273
Synopex, Inc. (b)	28,898	47,796
Taekwang Industrial Co., Ltd.	494	535,655
Taihan Electric Wire Co., Ltd. (b)(c)	26,608	28,780
Tera Semicon Co., Ltd. (b)	2,542	48,230
Toray Chemical Korea, Inc. (b)	3,047	53,692
Tovis Co., Ltd.	7,236	114,138
Value Added Technologies Co., Ltd.	3,465	72,145
Vieworks Co., Ltd.	1,577	41,008
ViroMed Co., Ltd. (b)	4,783	312,558
WeMade Entertainment Co., Ltd. (b)	2,148	77,928
Whanin Pharmaceutical Co., Ltd.	8,273	167,779
Wins Co., Ltd.	3,865	37,101
WiSoL Co., Ltd.	5,132	53,890
Wonik IPS Co., Ltd. (b)	42,896	429,173
Woojeon & Handan Co., Ltd. (b)	8,140	12,473
Woongjin Thinkbig Co., Ltd. (b)	7,795	65,693
Wooree ETI Co., Ltd.	11,694	30,356
YG Entertainment, Inc.	6,392	269,346
Yuanta Securities Korea (a)(b)	90,866	511,067
Yuhan Corp.	3,304	556,896
Yungjin Pharmaceutical Co., Ltd. (b)	50,989	78,590

		58,751,986

SPAIN — 0.9%
Construcciones y Auxiliar de Ferrocarriles SA	2,276	756,427
Faes Farma SA	248,097	630,169
Let’s GOWEX SA (a)(b)(e)	9,561	0
Merlin Properties Socimi SA (b)	42,135	573,808
NH Hotel Group SA (b)	17,581	96,109
Promotora de Informaciones SA (Class A) (b)	378,232	121,460
Tubacex SA	161,534	515,258
Tubos Reunidos SA (a)	216,834	416,854
Vidrala SA	53,205	2,595,968
Zeltia SA (a)(b)	177,161	769,645

		6,475,698

SWEDEN — 2.2%
Active Biotech AB (a)(b)	8,803	26,539
AddTech AB (Class B)	26,092	350,201
AF AB (Class B)	29,878	416,606
Arcam AB (b)	8,565	156,918
Avanza Bank Holding AB (a)	10,194	355,204
B&B Tools AB (Class B)	10,098	165,099
BE Group AB (b)	19,035	7,350
Beijer Alma AB	6,212	139,380
Beijer Ref AB	5,765	104,283
Betsson AB (b)	24,805	931,333
Bilia AB (Class A)	6,638	238,609
BioGaia AB (Class B)	3,944	90,322
Bufab Holding AB (b)	8,819	51,130
Byggmax Group AB	27,734	192,953
Clas Ohlson AB (Class B)	13,737	223,400
Cloetta AB (Class B) (b)	110,710	324,785
Com Hem Holding AB	41,761	338,967
Concentric AB	22,415	299,549
D. Carnegie Co. & AB (b)	30	200
Duni AB	13,765	198,318
Eniro AB (a)(b)	36,982	8,062
Fingerprint Cards AB (Class B) (a)(b)	18,825	116,782
Haldex AB	48,997	740,007
Hemfosa Fastigheter AB (b)	23,896	545,859
HIQ International AB (b)	6,891	35,158
Holmen AB (Class B)	25,074	846,068
Industrial & Financial Systems (Class B)	10,594	345,187
Indutrade AB	12,785	586,322
Investment AB Oresund	7,831	157,545
KNOW IT AB	4,732	31,962
Kungsleden AB	68,785	532,395
Lagercrantz AB (Class B)	7,774	142,426
Lindab International AB (b)	20,950	178,186
Medivir AB (Class B) (a)	11,336	102,857
Net Entertainment NE AB (Class B) (b)	13,164	453,349
New Wave Group AB (Class B)	168,545	828,649
Nobia AB	96,048	848,657
Nolato AB (Class B)	12,174	294,326
Nordnet AB (Class B)	52,441	200,666
Opus Group AB (a)	78,306	80,358
Opus Group AB BTA (b)	8,415	8,343
Orexo AB (a)(b)	7,876	112,788
Proact IT Group AB	2,219	23,093
Proffice AB (Class B)	21,457	58,718
Qliro Group AB (a)(b)	96,626	177,027
Ratos AB (Class B) (b)	55,778	382,243
Recipharm AB (Class B) (b)	8,539	181,690
Rezidor Hotel Group AB (b)	23,174	87,063

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SAS AB (a)(b)	46,441	$87,776
Semcon AB	4,341	30,957
SkiStar AB	2,654	32,852
Sweco AB (Class B)	10,811	138,521
Systemair AB	4,575	60,741
Tethys Oil AB (b)	8,859	61,121
Vostok Nafta Investment, Ltd. SDR (a)(b)	21,659	115,527
Wihlborgs Fastigheter AB	124,118	2,396,281

		15,640,708

SWITZERLAND — 2.9%
AFG Arbonia-Forster Holding AG (a)(b)	4,020	80,292
APG SGA SA	301	114,583
Ascom Holding AG	21,031	362,678
Autoneum Holding AG (b)	1,420	315,198
Basilea Pharmaceutica AG (a)(b)	8,652	986,077
Belimo Holding AG	1,287	2,795,810
Bell AG	79	203,742
Bobst Group SA	2,767	108,538
Bossard Holding AG (b)	2,000	237,826
Burckhardt Compression Holding AG	1,379	533,115
Cembra Money Bank AG	9,977	612,199
Comet Holding AG (b)	339	273,280
Conzzeta AG (b)	49	178,939
EFG International AG (b)	19,327	238,777
Emmi AG (b)	1,108	383,574
Evolva Holding SA (a)(b)	104,916	185,788
Gategroup Holding AG (b)	8,032	271,647
Gurit Holding AG (b)	64	28,020
HBM Healthcare Investments AG (Class A) (b)	3,115	346,361
Huber & Suhner AG	6,277	295,335
Implenia AG	4,999	328,360
Inficon Holding AG (b)	939	335,702
Interroll Holding AG (b)	402	227,633
Intershop Holdings AG	252	103,778
Kaba Holding AG (Class B) (b)	955	575,674
Kardex AG (b)	4,062	234,612
Komax Holding AG (b)	2,205	384,337
Kudelski SA (b)	50,964	627,015
Kuoni Reisen Holding (Class B) (b)	1,602	526,963
LEM Holding SA	272	223,610
Leonteq AG (a)(b)	2,011	688,415
MCH Group AG	424	29,029
Metall Zug AG (Class B)	62	169,474
Meyer Burger Technology AG (a)(b)	37,982	241,273
Micronas Semiconductor Holding AG (b)	37,735	238,150
Mobilezone Holding AG (b)	14,320	206,404
Mobimo Holding AG (b)	3,089	729,555
Myriad Group AG (a)(b)	27,449	121,518
Orascom Development Holding AG (b)	5,299	89,471
Orior AG (b)	5,740	338,620
Phoenix Mecano AG	110	61,155
Rieter Holding AG (b)	293	46,576
Santhera Pharmaceutical Holding AG (b)	2,136	206,167
Schmolz + Bickenbach AG (b)	184,417	182,271
Schweiter Technologies AG	333	286,100
Schweizerische National-Versicherungs-Gesellschaft AG (a)	7,776	699,304
Siegfried Holding AG (b)	1,736	265,771
Solvalor 61	553	144,897
Swissquote Group Holding SA	5,512	154,073
Tecan Group AG	4,664	612,231
U-Blox AG (b)	2,849	498,641
Valiant Holding AG	6,598	557,702
Valora Holding AG (b)	6,051	1,351,866
Vaudoise Assurances Holding SA	444	217,589
Zehnder Group AG	2,557	119,255

		20,374,970

UNITED ARAB EMIRATES — 0.0% (d)
Polarcus, Ltd. (b)	128,934	6,079

UNITED KINGDOM — 11.1%
4imprint Group PLC	8,176	125,014
A.G.BARR PLC	45,978	416,010
Acacia Mining PLC	38,321	149,045
Afren PLC (a)(b)	516,224	23,680
Air Berlin PLC (a)(b)	21,422	28,069
Alent PLC	102,488	569,930
Allied Minds PLC (b)	89,947	928,009
Amarin Corp. PLC ADR (a)(b)	65,544	153,373
Anite PLC	143,176	178,538
AO World PLC (a)(b)	84,855	230,772
APR Energy PLC (a)	21,508	121,568
Arrow Global Group PLC	67,829	249,465
Asia Resource Minerals PLC (b)	12,651	2,066
Avon Rubber PLC	4,294	50,294
Betfair Group PLC	32,466	1,077,176
Big Yellow Group PLC	57,919	556,726
Bloomsbury Publishing PLC	20,948	47,501
Bovis Homes Group PLC	58,742	813,164
Brammer PLC	55,552	329,868
Brewin Dolphin Holdings PLC	109,101	502,888
Cairn Energy PLC (b)	249,472	581,806
Card Factory PLC (b)	53,607	234,999
Centamin PLC	460,120	392,753
Chemring Group PLC	190,616	589,992
Chesnara PLC	50,171	255,649
Cineworld Group PLC	44,781	319,092
Circassia Pharmaceuticals PLC (b)	88,120	366,280
Clarkson PLC	3,718	124,186
Coats Group PLC (b)	571,556	212,119
Communisis PLC	51,549	40,749
Computacenter PLC	32,325	327,748
Connect Group PLC	70,244	160,848
Consort Medical PLC	11,605	148,158
Countrywide PLC	67,004	511,263
Cranswick PLC	20,782	423,583
Crest Nicholson Holdings PLC	88,785	561,079
CSR PLC	107,892	1,399,048
Daejan Holdings PLC	2,223	194,868
Dairy Crest Group PLC	63,725	418,604
Darty PLC	348,971	339,321
De La Rue PLC	37,168	306,226

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Debenhams PLC	459,410	$513,542
Dechra Pharmaceuticals PLC	28,426	424,938
Development Securities PLC	54,420	187,425
Devro PLC	61,736	261,882
Dialight PLC	6,875	77,157
Dignity PLC	14,869	402,612
Diploma PLC	47,778	568,476
Domino Printing Sciences PLC	50,875	706,149
Domino’s Pizza Group PLC	72,313	832,489
Doric Nimrod Air Three, Ltd. Preference Shares	53,845	90,724
E2V Technologies PLC	102,721	294,305
Electrocomponents PLC	172,632	618,898
EnQuest PLC (a)(b)	296,319	153,960
Enterprise Inns PLC (b)	429,959	640,189
esure Group PLC	112,314	350,800
Exova Group PLC (b)	56,685	134,638
F&C Commercial Property Trust, Ltd.	280,065	567,508
FDM Group Holdings PLC (b)	39,979	199,412
Fenner PLC	164,526	492,752
Fidessa Group PLC	18,892	618,677
Findel PLC (b)	30,073	103,684
Flybe Group PLC (b)	120,486	103,740
Foxtons Group PLC	94,741	288,670
Fuller Smith & Turner PLC (Class A)	19,812	297,345
Galliford Try PLC	77,974	1,649,473
Games Workshop Group PLC	6,091	45,165
Gem Diamonds, Ltd. (b)	95,923	195,797
Genus PLC	33,414	679,067
Go-Ahead Group PLC	17,438	603,161
Grainger PLC	169,787	519,977
Greggs PLC	50,863	771,673
Gulf Keystone Petroleum, Ltd. (a)(b)	424,154	229,825
Gulf Marine Services PLC	83,018	154,358
Halfords Group PLC	85,370	583,980
Hansteen Holdings PLC	171,711	311,749
Hardy Oil & Gas PLC (b)	17,716	7,758
Headlam Group PLC	19,327	123,515
Helical Bar PLC	40,816	238,882
HellermannTyton Group PLC	71,566	355,160
Hilton Food Group PLC	30,686	199,068
Hochschild Mining PLC (a)(b)	61,507	81,035
Hogg Robinson Group PLC	30,608	21,356
Homeserve PLC	134,975	766,618
Huntsworth PLC	72,414	45,956
IGAS Energy PLC (b)	30,689	11,845
Imagination Technologies Group PLC (b)	86,513	270,728
Infinis Energy PLC (a)	9,547	26,630
Innovation Group PLC	558,345	234,154
Intelligent Energy Holdings PLC (b)	47,762	91,287
Interserve PLC	93,510	805,131
IP Group PLC (b)	217,506	729,727
ITE Group PLC	303,703	813,780
J.D. Wetherspoon PLC	129,690	1,448,750
James Fisher & Sons PLC	19,697	382,754
JD Sports Fashion PLC	14,085	100,260
John Menzies PLC	20,610	114,733
Johnston Press PLC (b)	28,326	61,498
Just Retirement Group PLC	62,773	153,199
Kcom Group PLC	216,503	293,277
Keller Group PLC	55,436	780,566
Kier Group PLC	23,846	562,143
Laird PLC	198,913	991,868
Lamprell PLC (b)	116,070	205,906
Lancashire Holdings, Ltd.	60,341	559,852
Lavendon Group PLC	78,892	197,925
Londonmetric Property PLC	140,831	338,265
Lookers PLC	129,223	275,758
Low & Bonar PLC	88,126	75,550
LSL Property Services PLC	39,970	200,851
Luxfer Holdings PLC ADR	8,851	118,338
Marshalls PLC	102,420	422,678
Marston’s PLC	146,320	330,814
McBride PLC (b)	145,472	200,297
McColl’s Retail Group PLC	61,648	158,324
McKay Securities PLC	53,314	197,862
Mears Group PLC	33,929	213,559
Micro Focus International PLC	67,601	1,185,178
Mitie Group PLC (a)	254,789	1,043,927
Moneysupermarket.com Group PLC	222,538	889,654
Morgan Advanced Materials PLC	176,725	893,296
Morgan Sindall PLC	65,153	760,700
Mothercare PLC (b)	59,366	181,766
Mucklow A & J Group PLC	14,497	104,161
NCC Group PLC	73,798	214,724
NMC Health PLC	12,168	120,031
Northgate PLC	48,090	421,913
Novae Group PLC	26,279	278,540
OneSavings Bank PLC (a)(b)	59,459	242,513
Ophir Energy PLC (b)	74,191	148,464
Optos PLC (b)	43,175	221,122
Oxford Immunotec Global PLC (a)(b)	2,734	38,495
Oxford Instruments PLC	23,315	289,522
Pace PLC	171,245	877,036
Paragon Group of Cos. PLC	129,164	808,968
PayPoint PLC	83,459	1,015,939
Pendragon PLC	517,307	301,418
Petra Diamonds, Ltd. (b)	174,627	472,843
Petropavlovsk PLC (a)(b)	110,179	9,372
Pets at Home Group PLC	97,666	364,638
Photo-Me International PLC	49,960	109,024
Polypipe Group PLC	37,344	153,422
Poundland Group PLC	71,977	389,789
Premier Farnell PLC	361,958	994,055
Premier Foods PLC (b)	445,561	281,110
Quintain Estates & Development PLC (b)	181,201	254,198
Rank Group PLC	13,327	36,818
Rathbone Brothers PLC	18,968	583,997
Raven Russia, Ltd. (b)	155,201	113,470
Redrow PLC	132,821	708,639
Renewables Infrastructure Group, Ltd.	97,788	149,884
Renishaw PLC	18,882	684,501
Renold PLC (b)	83,065	66,587
Ricardo PLC	15,336	177,463
Robert Walters PLC	14,223	76,011
RPC Group PLC	75,794	652,594

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

RPS Group PLC	228,260	$763,434
Safestore Holdings PLC	78,205	338,128
Savills PLC	43,476	524,066
SDL PLC (b)	45,992	297,509
Senior PLC	459,016	2,215,944
Shanks Group PLC	410,241	644,021
SIG PLC	310,829	936,695
Skyepharma PLC (b)	45,325	207,238
Speedy Hire PLC	185,034	196,398
Spire Healthcare Group PLC (b)(f)	82,489	457,982
Spirent Communications PLC	332,965	431,265
Spirit Pub Co. PLC	327,608	552,476
SSP Group PLC (b)	125,285	552,378
ST Modwen Properties PLC	70,703	466,436
St. Ives PLC	61,539	154,389
SThree PLC	57,195	295,685
Stobart Group, Ltd.	114,475	176,736
Stock Spirits Group PLC	88,932	272,621
Stolt-Nielsen, Ltd.	13,982	215,132
SuperGroup PLC (b)	19,848	281,237
SVG Capital PLC (b)	16,177	121,395
Synergy Health PLC	21,931	756,941
Synthomer PLC	126,332	578,373
Ted Baker PLC	10,360	384,486
Telecom Plus PLC (a)	29,947	386,770
Topps Tiles PLC	26,095	45,130
Trinity Mirror PLC (b)	104,392	280,883
Tritax Big Box REIT PLC	133,728	230,779
Tullett Prebon PLC	219,707	1,217,864
Tyman PLC	61,873	287,722
Unite Group PLC	232,903	2,024,336
Urban & Civic PLC	36,759	141,060
Vectura Group PLC (b)	153,129	331,319
Vitec Group PLC	3,225	30,664
Wilmington Group PLC	21,619	74,537
Wincanton PLC (b)	227,472	534,382
Workspace Group PLC	43,705	554,401
Xaar PLC	30,981	189,484
Xchanging PLC	114,628	231,000
Zeal Network SE	4,419	237,348
Zoopla Property Group PLC (a)(f)	139,853	375,155

		77,652,962

UNITED STATES — 0.2%
Diligent Board Member Services, Inc. (b)	58,239	235,836
Eros International PLC (a)(b)	15,437	269,684
Kofax, Ltd. (a)(b)	25,345	277,528
LivePerson, Inc. (b)	30,161	319,304
Magnachip Semiconductor Corp. (a)(b)	24,063	131,625
Ormat Technologies, Inc.	8,573	324,441

		1,558,418

TOTAL COMMON STOCKS —
(Cost $770,102,715)		695,649,155

RIGHTS — 0.0% (d)
NEW ZEALAND — 0.0% (d)
Precinct Properties New Zealand, Ltd. (expired 3/18/15) (b)	37,204	698

SWEDEN — 0.0% (d)
Com Hem Holding AB (expiring 4/21/15) (b)	40,522	465

TOTAL RIGHTS —
(Cost $0)		1,163

WARRANTS — 0.0% (d)
HONG KONG — 0.0% (d)
HKC Holdings, Ltd. (expiring 10/17/15) (b)	276,200	2,850

ISRAEL — 0.0% (d)
Africa Israel Investments, Ltd. (expiring 03/31/15) (b)(c)	3,032	9

SINGAPORE — 0.0% (d)
Interra Resources, Ltd. (expiring 12/08/15) (b)	25,700	393

TOTAL WARRANTS —
(Cost $0)		3,252

SHORT TERM INVESTMENTS — 13.3%
UNITED STATES — 13.3%
MONEY MARKET FUNDS — 13.3%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	92,302,157	92,302,157
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (i)(j)	1,351,920	1,351,920

TOTAL SHORT TERM INVESTMENT —
(Cost $93,654,077)		93,654,077

TOTAL INVESTMENTS — 112.3%
(Cost $863,756,792)		789,307,647
OTHER ASSETS & LIABILITIES — (12.3)%		(86,686,419)

NET ASSETS — 100.0%		$702,621,228

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 12.8%
Astro Japan Property Group	732,903	$2,799,507
BGP Holdings PLC (a)(b)	32,410,441	0
BWP Trust	5,587,816	12,806,438
Charter Hall Retail REIT	3,469,987	11,372,348
Dexus Property Group	10,336,596	59,856,559
Goodman Group	17,811,874	86,406,883
GPT Group	20,141,533	70,319,167
Investa Office Fund	7,011,834	20,891,096
Novion Property Group	27,085,473	51,936,795
Scentre Group	60,777,417	173,651,620
Westfield Corp.	21,821,517	159,203,756

		649,244,169

AUSTRIA — 1.4%
Atrium European Real Estate, Ltd. (a)	1,374,348	6,422,290
BUWOG AG (a)(c)	578,211	11,867,280
CA Immobilien Anlagen AG (a)(c)	927,439	17,391,368
IMMOFINANZ AG (a)(c)	12,075,204	35,495,509

		71,176,447

BELGIUM — 0.8%
Befimmo SA	219,621	14,907,166
Cofinimmo SA	198,003	23,211,310

		38,118,476

BRAZIL — 0.6%
BR Malls Participacoes SA	5,281,340	27,992,209

CANADA — 10.3%
Artis REIT	767,226	9,074,651
Boardwalk REIT	290,456	13,519,448
Brookfield Asset Management, Inc. (Class A)	6,543,934	350,008,756
Calloway REIT	757,503	17,404,925
Canadian Apartment Properties REIT	624,915	14,407,831
Canadian REIT	406,089	14,912,909
Chartwell Retirement Residences	973,017	9,495,847
Crombie Real Estate Investment Trust	726,762	7,735,296
First Capital Realty, Inc. (c)	1,159,999	18,070,888
H&R REIT	1,541,067	28,387,756
RioCan REIT	1,772,539	40,545,168

		523,563,475

CHINA — 2.6%
Hongkong Land Holdings, Ltd.	13,429,000	101,388,950
Kerry Properties, Ltd.	8,087,670	28,113,156

		129,502,106

FRANCE — 10.8%
Fonciere Des Regions (d)	519,244	51,400,248
Fonciere Des Regions (a)(c)(d)	32,413	3,124,337
Gecina SA	408,964	55,276,742
Klepierre	2,383,305	116,951,264
Mercialys SA REIT	629,301	15,974,165
Unibail-Rodamco SE	1,119,046	301,725,701

		544,452,457

HONG KONG — 7.6%
Champion REIT	29,440,174	14,011,807
Hang Lung Group, Ltd.	10,486,808	47,814,559
Hang Lung Properties, Ltd.	26,111,755	73,420,945
Hysan Development Co., Ltd.	7,988,846	35,034,053
Kerry Logistics Network, Ltd.	250	368
Link REIT	26,160,855	161,289,927
Prosperity REIT	14,259,000	5,186,395
Wheelock & Co., Ltd.	9,250,545	47,308,364

		384,066,418

ITALY — 0.2%
Beni Stabili SpA (c)	11,322,716	8,877,233
Immobiliare Grande Distribuzione SpA	3,485,859	3,481,744

		12,358,977

JAPAN — 21.0%
Activia Properties, Inc.	2,893	25,305,458
Aeon Mall Co., Ltd.	1,327,340	26,342,040
Daibiru Corp.	666,400	6,890,440
Daiwa Office Investment Corp. (c)	3,218	17,388,068
Frontier Real Estate Investment Corp.	5,325	25,353,971
Fukuoka REIT Corp.	7,082	13,228,001
Global One Real Estate Investment Corp. (c)	2,144	7,401,426
Hankyu REIT, Inc.	6,155	7,775,547
Heiwa Real Estate Co., Ltd.	415,000	5,841,317
Hoshino Resorts REIT, Inc.	489	6,002,151
Hulic Co., Ltd. (c)	4,411,590	49,698,212
Hulic Reit, Inc.	8,551	13,155,385
Japan Excellent, Inc.	13,847	18,093,182
Japan Prime Realty Investment Corp.	9,429	32,511,082
Japan Real Estate Investment Corp.	14,292	67,333,584
Japan Retail Fund Investment Corp.	27,663	55,037,664
Kenedix Office Investment Corp.	4,372	23,988,126
Kenedix Residential Investment Corp. (c)	3,972	12,337,461
Mitsui Fudosan Co., Ltd.	11,317,000	333,069,431
Mori Hills REIT Investment Corp.	13,605	19,206,391
Mori Trust Sogo REIT, Inc.	11,760	24,378,036
Nippon Building Fund, Inc.	16,118	79,296,394
Nomura Real Estate Office Fund, Inc.	4,257	20,694,859
NTT Urban Development Corp.	1,236,731	12,395,669
Orix JREIT, Inc.	25,373	36,390,711
Premier Investment Corp. (c)	2,652	15,280,650
Tokyu Fudosan Holdings Corp.	5,834,200	39,891,966
Tokyu REIT, Inc.	10,598	13,759,505
Top REIT, Inc.	2,047	8,525,966
United Urban Investment Corp.	30,192	47,103,800

		1,063,676,493

NETHERLANDS — 1.2%
Eurocommercial Properties NV	494,742	22,664,851
VastNed Retail NV	216,523	10,602,918
Wereldhave NV	400,119	26,857,979

		60,125,748

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	8,822,290	$7,542,053
Goodman Property Trust	11,400,792	10,216,599
Kiwi Income Property Group, Ltd.	12,924,782	12,551,522
Precinct Properties New Zealand, Ltd. (c)	10,997,126	9,689,926

		40,000,100

PHILIPPINES — 2.1%
Ayala Land, Inc.	66,827,700	57,558,534
SM Prime Holdings, Inc.	111,768,500	49,958,269

		107,516,803

SINGAPORE — 7.4%
Ascendas REIT	23,271,831	43,941,126
Cambridge Industrial Trust (c)	13,654,979	7,067,897
CapitaCommercial Trust (c)	23,900,676	30,753,585
CapitaLand, Ltd. (c)	29,753,999	77,654,966
CapitaMall Trust	29,560,668	47,410,855
Frasers Commercial Trust	5,767,804	6,307,287
Global Logistic Properties, Ltd.	35,359,200	68,310,768
Guocoland, Ltd. (c)	3,582,666	4,753,555
Keppel REIT (c)	19,572,400	17,122,461
Mapletree Logistics Trust	17,105,049	15,525,105
Starhill Global REIT	15,701,482	9,558,021
Suntec REIT (c)	28,703,351	38,816,590
United Industrial Corp., Ltd. (c)	2,268,445	5,672,353

		372,894,569

SOUTH AFRICA — 1.6%
Capital Property Fund	17,493,680	20,213,476
Fountainhead Property Trust	6,066,342	5,156,985
Growthpoint Properties, Ltd. REIT	20,184,297	47,760,965
SA Corporate Real Estate Fund Nominees Pty, Ltd.	17,017,706	6,882,225

		80,013,651

SPAIN — 0.0% (e)
Martinsa-Fadesa SA (a)(b)(f)	35,998	0

SWEDEN — 2.2%
Castellum AB	1,959,830	29,610,896
Fabege AB (c)	1,605,239	23,043,534
Great Portland Estates PLC	3,914,732	47,159,704
Kungsleden AB	1,805,209	13,972,287

		113,786,421

SWITZERLAND — 2.0%
PSP Swiss Property AG (a)	438,483	41,374,412
Swiss Prime Site AG (a)	690,648	60,084,172

		101,458,584

THAILAND — 0.4%
Central Pattana PCL NVDR	15,373,376	20,197,044

UNITED KINGDOM — 14.0%
Big Yellow Group PLC	1,690,867	16,252,858
British Land Co. PLC	11,680,211	144,349,553
Capital & Counties Properties PLC	8,461,076	50,342,389
Derwent London PLC	1,228,791	62,458,607
Grainger PLC	4,748,667	14,542,915
Hammerson PLC	8,952,548	88,378,946
Intu Properties PLC	10,748,786	55,528,913
Land Securities Group PLC	9,143,843	170,082,780
Segro PLC	8,447,019	52,277,629
Shaftesbury PLC	3,161,837	38,981,597
Workspace Group PLC	1,339,564	16,992,452

		710,188,639

TOTAL COMMON STOCKS —
(Cost $4,335,436,211)		5,050,332,786

RIGHTS — 0.0% (e)
NEW ZEALAND — 0.0% (e)
Precinct Properties New Zealand, Ltd. (expired 3/18/15) (a) (Cost $0)	1,414,454	26,517

SHORT TERM INVESTMENTS — 2.2%
UNITED STATES — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	85,444,356	85,444,356
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	26,690,924	26,690,924

TOTAL SHORT TERM INVESTMENT —
(Cost $112,135,280)		112,135,280

TOTAL INVESTMENTS — 102.0%
(Cost $4,447,571,491)		5,162,494,583
OTHER ASSETS & LIABILITIES — (2.0)%		(99,045,493)

NET ASSETS — 100.0%		$5,063,449,090

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	A portion of the security was on loan at March 31, 2015.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRALIA — 7.8%
Macquarie Atlas Roads Group (a)	194,370	$482,589
Qube Holdings Ltd.	354,827	805,078
Sydney Airport	555,401	2,197,867
Transurban Group	815,924	5,940,290

		9,425,824

AUSTRIA — 0.4%
Flughafen Wien AG	5,370	466,869

BRAZIL — 1.0%
Companhia Energetica de Minas Gerais ADR	53,684	219,568
CPFL Energia SA ADR	20,700	263,304
Ultrapar Participacoes SA ADR	38,642	780,568

		1,263,440

CANADA — 8.0%
AltaGas, Ltd. (a)	11,920	397,741
Enbridge, Inc. (a)	75,859	3,656,685
Inter Pipeline, Ltd.	29,720	765,938
Pembina Pipeline Corp. (a)	30,324	958,205
TransCanada Corp. (a)	63,181	2,701,842
Veresen, Inc. (a)	25,486	335,655
Westshore Terminals Investment Corp. (a)	31,139	767,841

		9,583,907

CHILE — 0.7%
Empresa Nacional de Electricidad SA ADR	8,147	367,022
Enersis SA ADR	28,526	463,833

		830,855

CHINA — 0.5%
China Longyuan Power Group Corp. (Class H)	251,000	272,916
Huaneng Power International Inc, ADR	6,458	310,500

		583,416

FRANCE — 6.8%
Aeroports de Paris	16,702	1,996,493
GDF Suez	112,495	2,223,685
Groupe Eurotunnel SE	281,295	4,030,157

		8,250,335

GERMANY — 2.8%
E.ON SE	148,144	2,209,195
Fraport AG Frankfurt Airport Services Worldwide	18,891	1,129,485

		3,338,680

HONG KONG — 5.1%
Beijing Enterprises Water Group, Ltd. (b)	336,000	228,823
China Gas Holdings, Ltd.	166,000	271,919
China Merchants Holdings International Co., Ltd.	916,740	3,588,660
China Resources and Transportation Group, Ltd. (a)(b)	7,735,791	143,679
China Resources Power Holdings Co., Ltd.	132,000	331,317
COSCO Pacific, Ltd.	857,413	1,123,599
Guangdong Investment, Ltd.	212,000	277,816
Hopewell Highway Infrastructure, Ltd. (a)	504,500	240,113

		6,205,926

ITALY — 7.2%
Ansaldo STS SpA	61,373	621,575
Atlantia SpA	206,770	5,429,634
Enel SpA	480,362	2,173,007
Societa Iniziative Autostradali e Servizi SpA	34,906	405,631

		8,629,847

JAPAN — 4.4%
Japan Airport Terminal Co., Ltd. (a)	37,200	2,258,211
Kamigumi Co., Ltd.	132,000	1,249,281
Mitsubishi Logistics Corp. (a)	85,000	1,328,956
Sumitomo Warehouse Co., Ltd.	78,000	432,520

		5,268,968

MEXICO — 2.1%
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	17,502	1,147,081
Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	10,344	1,390,441

		2,537,522

NETHERLANDS — 0.3%
Koninklijke Vopak NV	5,923	326,971

NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	465,952	1,572,378

SINGAPORE — 2.5%
Hutchison Port Holdings Trust (a)	2,762,000	1,919,590
SATS Ltd.	327,800	736,039
SIA Engineering Co., Ltd. (a)	126,152	368,790

		3,024,419

SPAIN — 5.1%
Abertis Infraestructuras SA	197,556	3,571,967
Iberdrola SA	396,784	2,557,728

		6,129,695

SWITZERLAND — 1.3%
Flughafen Zuerich AG	1,947	1,535,470

UNITED KINGDOM — 6.5%
BBA Aviation PLC	223,154	1,115,062
Centrica PLC	376,026	1,412,274
National Grid PLC	285,356	3,662,967
SSE PLC	73,107	1,625,741

		7,816,044

UNITED STATES — 36.2%
American Electric Power Co., Inc.	36,291	2,041,369
Cheniere Energy, Inc. (b)	19,617	1,518,356
Consolidated Edison, Inc. (a)	21,650	1,320,650
Dominion Resources, Inc.	43,543	3,085,892
Duke Energy Corp.	52,384	4,022,044
Edison International	24,092	1,505,027
Exelon Corp. (a)	63,653	2,139,377
Kinder Morgan, Inc.	143,868	6,051,088

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NextEra Energy, Inc.	32,842	$3,417,210
ONEOK, Inc. (a)	18,569	895,769
PG&E Corp.	35,237	1,870,028
PPL Corp.	49,388	1,662,400
Public Service Enterprise Group, Inc.	37,432	1,569,149
SemGroup Corp.(Class A)	3,875	315,193
Sempra Energy	17,145	1,869,148
Southern Co. (a)	67,392	2,984,118
Spectra Energy Corp. (a)	59,795	2,162,785
Targa Resources Corp.	4,304	412,280
Wesco Aircraft Holdings, Inc. (a)(b)	28,888	442,564
Williams Cos., Inc.	59,924	3,031,555
Xcel Energy, Inc.	37,500	1,305,375

		43,621,377

TOTAL COMMON STOCKS —
(Cost $117,811,959)		120,411,943

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,133,914	11,133,914
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	208,226	208,226

TOTAL SHORT TERM INVESTMENT —
(Cost $11,342,140)		11,342,140

TOTAL INVESTMENTS — 109.4%
(Cost $129,154,099)		131,754,083
OTHER ASSETS & LIABILITIES — (9.4)%		(11,288,318)

NET ASSETS — 100.0%		$120,465,765

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 9.7%
Amcor, Ltd.	1,147,724	$12,310,327
BHP Billiton, Ltd.	1,402,832	33,254,654
Fortescue Metals Group, Ltd. (a)	921,993	1,380,539
Newcrest Mining, Ltd. (b)	413,666	4,225,190
Rio Tinto, Ltd. (a)	236,659	10,346,936
Woodside Petroleum, Ltd.	125,890	3,319,915

		64,837,561

BRAZIL — 1.6%
Fibria Celulose SA ADR (a)(b)	208,584	2,947,292
Gerdau SA ADR (a)	484,253	1,549,610
Petroleo Brasileiro SA ADR (a)	264,515	1,589,735
Vale SA ADR (a)	805,149	4,549,092

		10,635,729

CANADA — 12.3%
Agrium, Inc. (a)	134,548	14,023,163
Barrick Gold Corp.	633,947	6,948,059
Canadian Natural Resources, Ltd. (a)	194,256	5,954,219
First Quantum Minerals, Ltd.	325,443	3,944,374
Goldcorp, Inc.	442,142	8,001,496
Imperial Oil, Ltd. (a)	45,188	1,803,595
Potash Corp. of Saskatchewan, Inc. (a)	777,407	25,071,376
Silver Wheaton Corp.	197,499	3,751,935
Suncor Energy, Inc.	258,344	7,549,397
Teck Resources, Ltd. (Class B)	252,893	3,470,415
Yamana Gold, Inc. (a)	508,108	1,821,406

		82,339,435

CHILE — 0.2%
Sociedad Quimica y Minera de Chile SA ADR	86,586	1,580,195

CHINA — 0.6%
PetroChina Co., Ltd. (Class H)	3,748,000	4,147,766

COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	43,854	667,458

FINLAND — 2.3%
Stora Enso Oyj (a)	533,942	5,499,419
UPM-Kymmene Oyj	498,370	9,698,716

		15,198,135

FRANCE — 3.1%
Total SA (a)	423,852	21,065,162

GERMANY — 1.7%
K+S AG	161,506	5,274,839
ThyssenKrupp AG	236,949	6,218,296

		11,493,135

HONG KONG — 0.6%
CNOOC, Ltd.	2,855,000	4,035,934

INDIA — 0.9%
Reliance Industries, Ltd. GDR (c)	140,538	3,717,230
Sesa Sterlite, Ltd. ADR	160,614	1,991,614

		5,708,844

ISRAEL — 0.4%
Israel Chemicals, Ltd.	402,391	2,863,597

ITALY — 1.2%
ENI SpA	479,164	8,300,852

JAPAN — 4.2%
JFE Holdings, Inc.	313,900	6,946,763
Nippon Steel & Sumitomo Metal Corp.	5,164,000	13,025,725
OJI Paper Co., Ltd. (a)	925,000	3,794,872
Sumitomo Metal Mining Co., Ltd. (a)	300,000	4,398,999

		28,166,359

LUXEMBOURG — 0.8%
ArcelorMittal (a)	552,524	5,207,178

NORWAY — 2.3%
Norsk Hydro ASA	744,282	3,914,843
Statoil ASA (a)	186,957	3,312,710
Yara International ASA	166,862	8,488,965

		15,716,518

PERU — 0.5%
Southern Copper Corp. (a)	111,035	3,240,001

RUSSIA — 2.7%
Gazprom OAO ADR	1,051,537	4,999,007
Lukoil OAO ADR (d)	88,581	4,103,072
Lukoil OAO ADR (d)	3,605	165,578
MMC Norilsk Nickel OJSC ADR	265,843	4,722,701
Rosneft OAO GDR	178,364	767,857
Surgutneftegas OAO ADR	171,385	1,055,732
Uralkali PJSC GDR	181,013	2,416,523

		18,230,470

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	5,995,600	1,857,644
Wilmar International, Ltd.	2,338,800	5,558,422

		7,416,066

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR (a)	90,806	3,091,036

SOUTH KOREA — 1.4%
POSCO ADR	174,214	9,522,537

SPAIN — 0.5%
Repsol YPF SA	176,194	3,280,342

SWITZERLAND — 4.4%
Syngenta AG	87,161	29,675,839

UNITED KINGDOM — 14.4%
Anglo American PLC	755,155	11,344,807
Antofagasta PLC	208,359	2,265,690
BG Group PLC	606,120	7,459,224
BP PLC	3,333,470	21,610,273
Fresnillo PLC	99,837	1,011,520
Glencore PLC (b)	6,005,575	25,488,793
Mondi PLC	344,135	6,631,077
Royal Dutch Shell PLC (Class A)	694,672	20,707,326

		96,518,710

UNITED STATES — 32.0%
Alcoa, Inc.	640,786	8,278,955
Anadarko Petroleum Corp.	56,280	4,660,547
Apache Corp. (a)	41,608	2,510,211
Archer-Daniels-Midland Co.	267,649	12,686,563

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Bunge, Ltd.	60,460	$4,979,486
CF Industries Holdings, Inc.	20,666	5,862,531
Chevron Corp.	209,477	21,990,895
ConocoPhillips	136,382	8,491,143
Devon Energy Corp.	42,538	2,565,467
EOG Resources, Inc.	60,749	5,570,076
Exxon Mobil Corp.	396,522	33,704,370
Freeport-McMoRan, Inc.	564,575	10,698,696
Ingredion, Inc. (a)	29,804	2,319,347
International Paper Co.	176,136	9,773,787
MeadWestvaco Corp.	69,189	3,450,455
Monsanto Co. (a)	201,361	22,661,167
Mosaic Co.	131,513	6,057,489
Newmont Mining Corp.	271,601	5,896,458
Nucor Corp. (a)	173,424	8,242,843
Occidental Petroleum Corp.	86,085	6,284,205
Packaging Corp. of America	40,973	3,203,679
Phillips 66	61,400	4,826,040
Plum Creek Timber Co., Inc.	73,453	3,191,533
Rayonier, Inc. (a)	52,587	1,417,745
Rock-Tenn Co. (Class A)	58,433	3,768,928
Sealed Air Corp.	87,943	4,006,683
Weyerhaeuser Co.	218,236	7,234,523

		214,333,822

TOTAL COMMON STOCKS —
(Cost $756,982,146)		667,272,681

SHORT TERM INVESTMENTS — 10.5%
UNITED STATES — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	69,609,983	69,609,983
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	761,833	761,833

TOTAL SHORT TERM INVESTMENT —
(Cost $70,371,816)		70,371,816

TOTAL INVESTMENTS — 110.0%
(Cost $827,353,962)		737,644,497
OTHER ASSETS & LIABILITIES — (10.0)%		(66,852,869)

NET ASSETS — 100.0%		$670,791,628

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Public Joint Stock Company
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.2%
Alumina, Ltd.	350,689	$429,994
Amcor, Ltd.	114,192	1,224,807
AMP, Ltd.	125,025	615,103
Australia & New Zealand Banking Group, Ltd.	118,012	3,303,290
BHP Billiton, Ltd.	139,405	3,304,647
Boral, Ltd.	127,913	623,448
Brambles, Ltd.	86,656	762,634
Coca-Cola Amatil, Ltd.	69,387	571,428
Commonwealth Bank of Australia	64,722	4,618,105
CSL, Ltd.	24,502	1,724,330
Fortescue Metals Group, Ltd. (a)	98,322	147,222
Iluka Resources, Ltd. (a)	19,259	125,060
Insurance Australia Group, Ltd.	136,099	634,234
Lend Lease Group	67,898	863,128
Macquarie Group, Ltd.	21,047	1,232,766
National Australia Bank, Ltd.	71,320	2,100,394
Newcrest Mining, Ltd. (b)	28,402	290,098
Novion Property Group	271,068	519,777
Origin Energy, Ltd.	68,254	589,733
Qantas Airways, Ltd. (b)	35,163	83,812
QBE Insurance Group, Ltd.	42,271	421,100
Rio Tinto, Ltd. (a)	15,522	678,635
Santos, Ltd.	85,731	467,629
Scentre Group	83,758	239,311
Sonic Healthcare, Ltd. (a)	41,778	652,369
Suncorp Group, Ltd.	90,308	931,376
Sydney Airport	35,142	139,066
Toll Holdings, Ltd.	23,419	158,514
Transurban Group	66,312	482,781
Wesfarmers, Ltd.	44,378	1,490,357
Westfield Corp.	67,221	490,426
Westpac Banking Corp.	125,783	3,784,101
Woodside Petroleum, Ltd.	30,138	794,786
Woolworths, Ltd. (a)	54,824	1,235,124

		35,729,585

AUSTRIA — 0.2%
Erste Group Bank AG	24,156	595,015
OMV AG	11,290	309,926
Raiffeisen Bank International AG (a)	22,465	314,139

		1,219,080

BELGIUM — 1.0%
Ageas	17,854	640,547
Ageas VVPR Strip (b)(c)	266	0
Anheuser-Busch InBev NV	30,770	3,760,745
Anheuser-Busch InBev NV VVPR Strip (b)(c)	8,694	0
Delhaize Group	5,108	459,287
KBC Groep NV (b)	14,628	904,295
Solvay SA	4,522	653,459
UCB SA	7,584	548,580

		6,966,913

BRAZIL — 1.4%
Ambev SA ADR (a)	290,080	1,670,861
B2W Cia Digital (b)	16,900	105,489
Banco Bradesco SA Preference Shares ADR	132,128	1,226,151
Banco do Brasil SA	13,200	94,619
BM&FBovespa SA	50,800	177,381
Cielo SA	15,500	221,581
Companhia Energetica de Minas Gerais ADR	138,815	567,753
Companhia Siderurgica Nacional SA ADR (a)	71,337	119,846
EDP — Energias do Brasil SA	52,600	170,336
Embraer SA	25,700	197,408
Gerdau SA ADR (a)	106,323	340,234
Itau Unibanco Holding SA Preference Shares ADR	174,766	1,932,912
Kroton Educacional SA	48,600	156,470
Odontoprev SA	31,000	105,432
Petroleo Brasileiro SA Preference Shares ADR	186,220	1,134,080
Qualicorp SA (b)	13,830	98,659
Raia Drogasil SA	13,300	119,180
Souza Cruz SA	11,500	91,393
Sul America SA	21,800	96,924
Tim Participacoes SA ADR (a)	11,582	192,029
Totvs SA	13,100	149,604
Vale SA ADR (a)	23,761	134,250
Vale SA Preference Shares ADR (a)	156,572	759,374

		9,861,966

CANADA — 6.7%
Agnico-Eagle Mines, Ltd.	6,358	176,658
Agrium, Inc. (a)	8,371	872,461
Alimentation Couche-Tard, Inc. (Class B)	11,400	454,290
Bank of Montreal	27,106	1,624,434
Bank of Nova Scotia	42,496	2,132,014
Barrick Gold Corp.	45,771	500,536
BlackBerry, Ltd. (a)(b)	23,299	207,695
Bombardier, Inc. (Class B)	81,000	159,889
Brookfield Asset Management, Inc. (Class A)	28,196	1,508,091
CAE, Inc.	16,400	191,387
Cameco Corp. (a)	18,879	263,099
Canadian Imperial Bank of Commerce (a)	16,782	1,216,678
Canadian National Railway Co.	31,556	2,113,367
Canadian Natural Resources, Ltd.	52,626	1,613,061
Canadian Oil Sands, Ltd.	13,000	101,105
Canadian Pacific Railway, Ltd. (a)	11,278	2,065,036
Canadian Tire Corp., Ltd. (Class A)	5,540	564,411
Cenovus Energy, Inc.	36,646	617,759
CGI Group, Inc. (Class A) (b)	3,700	156,940
Constellation Software, Inc.	500	172,823
Eldorado Gold Corp.	24,162	110,842
Enbridge, Inc. (a)	38,483	1,855,023
Encana Corp.	36,839	411,294
Enerplus Corp. (a)	14,815	150,197
Fairfax Financial Holdings, Ltd.	300	168,180
First Quantum Minerals, Ltd.	18,493	224,135
Franco-Nevada Corp.	4,600	222,936
Gildan Activewear, Inc.	39,502	1,164,631

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Goldcorp, Inc.	33,782	$611,357
Husky Energy, Inc. (a)	19,083	389,495
IGM Financial, Inc. (a)	9,714	345,225
Imperial Oil, Ltd.	21,419	854,900
Kinross Gold Corp. (b)	42,428	94,135
Loblaw Cos., Ltd. (a)	19,078	932,736
Magna International, Inc.	4,200	224,542
Manulife Financial Corp.	67,085	1,139,359
National Bank of Canada (a)	20,524	749,333
New Gold, Inc. (b)	23,976	80,456
Onex Corp.	26,609	1,545,276
Penn West Petroleum, Ltd. (a)	20,290	33,483
Potash Corp. of Saskatchewan, Inc.	38,268	1,233,701
Restaurant Brands International, Inc.	3,600	138,031
Rogers Communications, Inc. (Class B) (a)	22,717	760,522
Royal Bank of Canada	53,666	3,230,553
Shaw Communications, Inc. (Class B) (a)	24,352	546,454
Silver Wheaton Corp.	15,249	289,689
SNC-Lavalin Group, Inc.	12,712	394,759
Sun Life Financial, Inc.	27,088	834,777
Suncor Energy, Inc.	53,369	1,559,563
Talisman Energy, Inc. (a)	59,645	457,286
Teck Resources, Ltd. (Class B)	34,003	466,618
TELUS Corp.	15,941	529,521
Thomson Reuters Corp. (a)	20,001	810,937
Toronto-Dominion Bank	67,760	2,900,331
TransAlta Corp. (a)	29,092	269,902
TransCanada Corp. (a)	28,637	1,224,619
Valeant Pharmaceuticals International, Inc. (b)	10,687	2,111,326
Yamana Gold, Inc.	28,882	103,533

		45,881,391

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	23,781	1,071,334
Enersis SA ADR (a)	73,313	1,192,069
Sociedad Quimica y Minera de Chile SA ADR	5,571	101,671

		2,365,074

CHINA — 3.3%
Agricultural Bank of China, Ltd. (Class H)	1,120,000	554,724
Bank of China, Ltd. (Class H)	3,365,436	1,944,674
Bank of Communications Co., Ltd. (Class H)	675,710	579,575
Brilliance China Automotive Holdings, Ltd.	68,000	131,035
China CITIC Bank Corp., Ltd. (Class H)	136,000	102,442
China Communications Construction Co., Ltd. (Class H)	113,000	159,158
China Construction Bank Corp. (Class H)	2,474,720	2,055,603
China COSCO Holdings Co., Ltd. (a)(b)	484,295	254,858
China Life Insurance Co., Ltd. (Class H)	392,000	1,716,537
China Merchants Bank Co., Ltd. (Class H)	286,014	698,706
China Minsheng Banking Corp., Ltd. (Class H)	95,500	116,649
China Pacific Insurance Group Co., Ltd. (Class H)	71,800	341,726
China Petroleum & Chemical Corp. (Class H)	1,317,800	1,048,726
China Shenhua Energy Co., Ltd. (Class H)	96,500	246,445
China Telecom Corp., Ltd. (Class H)	1,162,000	744,886
Great Wall Motor Co., Ltd. (Class H)	26,500	187,307
Hengan International Group Co., Ltd.	49,000	588,401
Huaneng Power International, Inc. (Class H)	792,000	937,768
Industrial & Commercial Bank of China, Ltd. (Class H)	2,672,045	1,971,366
Kingsoft Corp., Ltd.	54,000	158,454
PetroChina Co., Ltd. (Class H)	986,000	1,091,168
PICC Property & Casualty Co., Ltd. (Class H)	235,610	465,565
Ping An Insurance Group Co. of China, Ltd. (Class H)	98,000	1,178,065
Shandong Weigao Group Medical Polymer Co., Ltd.	124,000	109,237
Tencent Holdings, Ltd.	207,800	3,945,307
Tingyi Cayman Islands Holding Corp.	194,000	417,374
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	192,000	164,188
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	22,000	144,433
Zijin Mining Group Co., Ltd. (Class H) (a)	978,000	310,314

		22,364,691

COLOMBIA — 0.1%
BanColombia SA ADR (a)	12,553	493,710

DENMARK — 1.2%
AP Moeller — Maersk A/S (Class B) (a)	490	1,024,238
Danske Bank A/S	33,013	870,886
DSV A/S	25,373	788,985
Novo Nordisk A/S (Class B)	96,808	5,177,196
Pandora A/S	2,705	246,351
Vestas Wind Systems A/S	5,154	213,318

		8,320,974

FINLAND — 0.9%
Elisa Oyj (a)	16,218	407,584
Fortum Oyj	24,178	507,917
Kone Oyj (Class B) (a)	24,152	1,070,772
Metso Oyj (a)	12,820	374,095
Neste Oil Oyj (a)	15,525	406,842
Nokia Oyj	103,141	787,599
Sampo Oyj (Class A)	21,199	1,070,538
Stora Enso Oyj (a)	42,720	440,001
UPM-Kymmene Oyj	30,542	594,374

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Wartsila Oyj Abp (a)	11,669	$516,590

		6,176,312

FRANCE — 6.3%
Accor SA	11,794	615,351
Air Liquide SA	16,688	2,147,164
Alcatel-Lucent (b)	73,017	276,039
Alstom SA (b)	10,388	320,532
AXA SA	66,030	1,663,339
BNP Paribas SA	41,893	2,545,258
Bouygues SA	11,765	461,705
Cap Gemini SA	7,644	626,971
Carrefour SA	30,247	1,009,967
Credit Agricole SA	38,432	564,449
Danone SA	25,757	1,732,258
Essilor International SA	15,795	1,811,736
GDF Suez	45,707	903,489
Hermes International	504	177,762
Kering	6,486	1,266,412
L’Oreal SA	12,754	2,347,117
Lagardere SCA	8,824	264,787
LVMH Moet Hennessy Louis Vuitton SE	10,383	1,830,492
Orange SA	87,096	1,399,842
Pernod Ricard SA	9,062	1,072,044
Publicis Groupe SA	11,998	925,590
Renault SA	13,785	1,255,027
Sanofi	45,709	4,512,977
Schneider Electric SE	23,731	1,843,991
Societe Generale SA	28,172	1,360,645
Sodexo SA	6,884	671,248
Technip SA	7,178	434,566
Total SA (a)	94,590	4,701,060
Unibail-Rodamco SE	3,442	928,058
Vallourec SA	5,150	125,694
Veolia Environnement SA	20,918	395,737
Vinci SA	24,824	1,419,163
Vivendi SA	60,389	1,499,836

		43,110,306

GERMANY — 6.6%
adidas AG (a)	14,830	1,173,691
Allianz SE	19,778	3,437,947
BASF SE	41,211	4,096,318
Bayer AG	32,351	4,862,557
Bayerische Motoren Werke AG	12,812	1,602,362
Commerzbank AG (b)	29,134	402,075
Daimler AG (a)	41,490	3,998,391
Deutsche Bank AG	44,939	1,561,838
Deutsche Boerse AG	12,550	1,025,190
Deutsche Lufthansa AG	18,156	255,054
Deutsche Post AG	48,446	1,513,842
Deutsche Telekom AG	131,713	2,411,888
E.ON SE	84,158	1,255,005
Fresenius Medical Care AG & Co. KGaA	13,636	1,134,406
Linde AG	6,207	1,264,267
MAN SE	7,076	744,763
Merck KGaA	10,014	1,124,439
Metro AG	8,922	302,750
Muenchener Rueckversicherungs- Gesellschaft AG	9,965	2,148,508
OSRAM Licht AG	3,660	181,998
RWE AG	21,710	554,467
SAP SE	41,703	3,024,602
Siemens AG	37,735	4,081,107
ThyssenKrupp AG	17,784	466,709
Volkswagen AG	5,624	1,449,944
Volkswagen AG Preference Shares	5,563	1,480,819

		45,554,937

GREECE — 0.1%
Hellenic Telecommunications Organization SA (b)	10,653	94,391
JUMBO SA	13,023	135,391
National Bank of Greece SA (b)	67,305	79,514
OPAP SA	18,750	175,801

		485,097

HONG KONG — 3.9%
AAC Technologies Holdings, Inc.	17,000	104,920
AIA Group, Ltd.	471,800	2,969,649
AviChina Industry & Technology Co., Ltd. (Class H)	272,000	195,412
Bank of East Asia, Ltd.	205,890	819,253
Belle International Holdings, Ltd.	291,000	338,929
China Mengniu Dairy Co., Ltd.	119,000	632,370
China Merchants Holdings International Co., Ltd.	205,051	802,690
China Mobile, Ltd.	296,000	3,863,667
China Overseas Land & Investment, Ltd.	198,000	639,735
China Pharmaceutical Group, Ltd.	132,000	111,688
China Resources Enterprise, Ltd. (a)	194,000	380,341
China Taiping Insurance Holdings Co., Ltd. (b)	30,200	103,029
China Unicom (Hong Kong), Ltd.	388,000	590,529
CITIC, Ltd. (a)	198,000	339,149
CK Hutchison Holdings, Ltd.	74,556	1,527,076
CNOOC, Ltd.	888,217	1,255,617
COSCO Pacific, Ltd.	418,646	548,615
Esprit Holdings, Ltd.	6	6
Galaxy Entertainment Group, Ltd.	78,000	355,138
Geely Automobile Holdings, Ltd.	215,000	110,647
GOME Electrical Appliances Holding, Ltd.	802,000	115,856
Hanergy Thin Film Power Group, Ltd. (b)	440,000	396,128
Hang Lung Properties, Ltd.	198,000	556,736
Henderson Land Development Co., Ltd.	75,949	533,393
Hong Kong & China Gas Co., Ltd.	536,487	1,241,392
Hong Kong Exchanges and Clearing, Ltd.	61,011	1,495,165
Hutchison Whampoa, Ltd.	98,000	1,360,084
Lenovo Group, Ltd.	172,000	251,132
Li & Fung, Ltd.	396,000	386,650
Link REIT	166,286	1,025,206
New World Development Co., Ltd.	401,559	465,625
Sands China, Ltd.	118,400	490,212

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Shangri-La Asia, Ltd.	196,333	$269,947
Sino Biopharmaceutical, Ltd.	136,000	137,701
Sun Hung Kai Properties, Ltd.	86,185	1,329,506
Swire Pacific, Ltd.	60,006	818,082

		26,561,275

HUNGARY — 0.0% (d)
MOL Hungarian Oil and Gas PLC	6,102	264,896

INDIA — 1.6%
Dr. Reddy’s Laboratories, Ltd. ADR	39,443	2,252,196
Housing Development Finance Corp., Ltd.	32,814	689,877
ICICI Bank, Ltd. ADR	217,259	2,250,803
Infosys, Ltd. ADR (a)	54,933	1,927,050
ITC, Ltd.	21,818	113,603
Mahindra & Mahindra, Ltd. GDR	17,174	328,882
Reliance Industries, Ltd. GDR (e)	49,065	1,297,769
Tata Motors, Ltd. ADR (a)	54,619	2,461,132

		11,321,312

INDONESIA — 0.8%
Astra Agro Lestari Tbk PT	139,100	258,518
Astra International Tbk PT	2,024,400	1,327,666
Bank Central Asia Tbk PT	345,500	391,743
Bank Mandiri Persero Tbk PT	398,600	380,309
Bank Rakyat Indonesia Persero Tbk PT	1,877,400	1,906,117
Bumi Resources Tbk PT (b)	1,026,000	6,121
Charoen Pokphand Indonesia Tbk PT	1,015,000	275,195
Gudang Garam Tbk PT	47,500	185,277
Telekomunikasi Indonesia Persero Tbk PT	2,715,300	600,170

		5,331,116

IRELAND — 0.3%
Bank of Ireland (b)	1,109,490	421,824
CRH PLC	25,939	675,011
James Hardie Industries PLC	68,150	794,484
Kerry Group PLC (Class A)	4,382	294,142

		2,185,461

ISRAEL — 0.5%
Bank Hapoalim BM	114,150	549,982
Bank Leumi Le-Israel BM (b)	111,166	412,886
NICE Systems, Ltd.	3,738	229,260
Teva Pharmaceutical Industries, Ltd. ADR	38,797	2,417,053

		3,609,181

ITALY — 1.4%
Assicurazioni Generali SpA	45,967	903,938
Atlantia SpA	34,697	911,119
Banca Monte dei Paschi di Siena SpA (a)(b)	148,340	98,458
Banco Popolare SC (b)	11,141	174,217
Enel SpA	262,440	1,187,196
ENI SpA	90,449	1,566,904
Finmeccanica SpA (b)	26,323	313,241
Intesa Sanpaolo SpA	473,438	1,609,823
Mediobanca SpA	31,438	301,685
Pirelli & C. SpA	40,790	677,279
Saipem SpA (a)(b)	19,384	197,671
Telecom Italia SpA (a)(b)	647,548	759,449
UBI Banca SCpA	46,265	361,981
UniCredit SpA	98,411	669,039

		9,732,000

JAPAN — 16.1%
Aeon Co., Ltd. (a)	29,200	321,157
Aisin Seiki Co., Ltd.	19,500	708,943
Asahi Glass Co., Ltd.	97,000	637,365
Asahi Group Holdings, Ltd.	29,600	941,252
Asahi Kasei Corp. (a)	99,000	948,518
Astellas Pharma, Inc.	148,000	2,428,101
Bank of Yokohama, Ltd.	99,000	581,163
Bridgestone Corp.	29,600	1,188,690
Canon, Inc.	39,200	1,388,548
Central Japan Railway Co.	9,900	1,795,084
Chiba Bank, Ltd.	99,000	728,105
Chubu Electric Power Co., Inc.	39,400	471,124
Credit Saison Co., Ltd.	29,100	523,642
Daiichi Sankyo Co., Ltd. (a)	39,500	628,113
Daikin Industries, Ltd.	29,600	1,985,921
Daiwa Securities Group, Inc.	97,000	765,162
Denso Corp.	19,800	905,261
East Japan Railway Co.	19,700	1,583,556
Eisai Co., Ltd. (a)	9,900	704,578
Electric Power Development Co., Ltd.	9,900	334,334
FANUC Corp.	9,800	2,145,091
FUJIFILM Holdings Corp.	29,300	1,044,832
Fujitsu, Ltd.	99,000	676,180
Hitachi, Ltd.	197,000	1,352,265
Honda Motor Co., Ltd. (a)	69,100	2,248,883
Hoya Corp.	19,800	795,385
Inpex Corp.	38,800	428,846
ITOCHU Corp. (a)	98,700	1,071,153
Japan Real Estate Investment Corp.	198	932,833
Japan Retail Fund Investment Corp.	396	787,872
Japan Tobacco, Inc.	39,500	1,251,780
JFE Holdings, Inc.	29,300	648,424
Joyo Bank, Ltd. (a)	99,000	510,169
JSR Corp.	19,800	343,910
JX Holdings, Inc.	177,808	685,285
Kajima Corp.	99,000	460,638
Kamigumi Co., Ltd.	98,000	927,496
Kansai Electric Power Co., Inc. (b)	48,900	467,491
KDDI Corp.	59,400	1,347,490
Keikyu Corp.	98,423	788,697
Kintetsu Corp. (a)	197,000	724,428
Kobe Steel, Ltd.	198,000	366,529
Komatsu, Ltd.	49,300	971,201
Konica Minolta Holdings, Inc.	49,500	503,977
Kubota Corp.	98,000	1,555,089
Kyocera Corp.	19,600	1,077,367
LIXIL Group Corp. (a)	19,500	462,927
Makita Corp. (a)	9,700	504,715
Marubeni Corp. (a)	98,000	568,755
Marui Group Co., Ltd. (a)	59,300	674,959
Mitsubishi Chemical Holdings Corp.	99,000	576,705
Mitsubishi Corp. (a)	69,100	1,394,676
Mitsubishi Electric Corp.	98,000	1,167,338
Mitsubishi Estate Co., Ltd.	98,618	2,291,835

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Mitsubishi Heavy Industries, Ltd.	197,000	$1,087,956
Mitsubishi UFJ Financial Group, Inc.	408,000	2,530,161
Mitsui & Co., Ltd.	98,700	1,326,699
Mitsui Chemicals, Inc.	99,000	318,649
Mitsui Fudosan Co., Ltd.	21,000	618,049
Mizuho Financial Group, Inc.	566,400	997,015
MS&AD Insurance Group Holdings, Inc. (a)	29,600	831,787
Murata Manufacturing Co., Ltd.	9,900	1,364,991
NEC Corp.	93,000	273,746
Nidec Corp.	20,000	1,331,999
Nintendo Co., Ltd.	3,100	456,890
Nippon Steel & Sumitomo Metal Corp.	395,000	996,352
Nippon Telegraph & Telephone Corp.	19,700	1,215,100
Nippon Yusen K.K.	99,000	285,629
Nissan Motor Co., Ltd.	98,700	1,007,370
Nitto Denko Corp.	9,800	656,193
Nomura Holdings, Inc.	107,000	630,089
NTT Data Corp. (a)	9,900	431,745
NTT DoCoMo, Inc.	79,000	1,373,813
Obayashi Corp.	99,000	643,902
ORIX Corp.	108,600	1,529,048
Osaka Gas Co., Ltd.	197,000	825,782
Panasonic Corp.	100,200	1,317,619
Rakuten, Inc.	12,000	211,982
Resona Holdings, Inc.	29,600	147,253
Rohm Co., Ltd.	9,700	665,674
Secom Co., Ltd.	9,900	662,477
Seven & i Holdings Co., Ltd.	39,500	1,664,319
Sharp Corp. (a)(b)	97,000	190,077
Shin-Etsu Chemical Co., Ltd.	19,700	1,289,514
Shizuoka Bank, Ltd. (a)	98,000	980,613
Softbank Corp.	39,500	2,299,020
Sompo Japan Nipponkoa Holdings, Inc.	29,500	918,762
Sony Corp. (b)	49,100	1,306,058
Sumitomo Chemical Co., Ltd.	99,000	510,169
Sumitomo Corp. (a)	49,400	529,528
Sumitomo Electric Industries, Ltd.	39,500	518,762
Sumitomo Mitsui Financial Group, Inc. (a)	29,600	1,135,747
Sumitomo Mitsui Trust Holdings, Inc.	98,000	404,911
T&D Holdings, Inc.	19,500	269,024
Takeda Pharmaceutical Co., Ltd. (a)	39,500	1,975,906
TDK Corp.	9,900	704,991
Teijin, Ltd.	197,000	670,219
Terumo Corp.	39,400	1,041,468
Tohoku Electric Power Co., Inc.	19,900	226,670
Tokio Marine Holdings, Inc.	29,600	1,120,197
Tokyo Electric Power Co., Inc. (b)	69,000	261,789
Tokyo Electron, Ltd.	9,900	691,947
Tokyo Gas Co., Ltd.	197,000	1,242,205
Tokyu Corp.	99,000	614,184
Toppan Printing Co., Ltd. (a)	99,000	764,428
Toray Industries, Inc.	99,000	831,295
Toshiba Corp. (a)	99,000	416,225
Toyota Motor Corp.	118,500	8,283,390
Toyota Tsusho Corp.	29,600	786,125
West Japan Railway Co.	19,700	1,035,390
Yahoo! Japan Corp. (a)	128,400	531,052
Yamada Denki Co., Ltd. (a)	58,500	241,463
Yamaha Corp.	38,600	677,210
Yamaha Motor Co., Ltd.	39,500	955,839

		110,150,305

LUXEMBOURG — 0.0% (d)
ArcelorMittal	32,424	305,575

MALAYSIA — 0.4%
AirAsia Bhd	243,000	156,160
Alliance Financial Group Bhd	307,600	397,841
Berjaya Sports Toto Bhd	458,500	415,974
British American Tobacco Malaysia Bhd	16,900	313,313
CIMB Group Holdings Bhd	175,900	295,423
Genting Bhd	85,500	207,776
Genting Malaysia Bhd	218,900	250,020
Genting Plantations Bhd	94,200	257,915
Lafarge Malaysia Bhd	87,900	233,783
PPB Group Bhd	51,100	212,210
Tenaga Nasional Bhd	38,600	149,668
UEM Sunrise Bhd	352,000	131,162

		3,021,245

MEXICO — 1.1%
America Movil SAB de CV (Series L)	1,840,133	1,891,559
Cemex SAB de CV (a)(b)	743,977	706,654
Controladora Comercial Mexicana SAB de CV	52,000	167,323
Fomento Economico Mexicano SAB de CV (b)	133,271	1,251,943
Gentera SAB de CV (b)	71,200	128,386
Grupo Financiero Banorte SAB de CV	206,017	1,197,081
Grupo Mexico SAB de CV (Series B)	115,646	341,983
Grupo Televisa SAB (b)	180,673	1,195,453
Industrias Penoles SAB de CV	8,315	144,869
Kimberly-Clark de Mexico SAB de CV (Class A)	67,600	141,907
Wal-Mart de Mexico SAB de CV	79,600	199,127

		7,366,285

NETHERLANDS — 2.5%
Airbus Group NV	23,254	1,509,476
Akzo Nobel NV	12,863	972,842
ASML Holding NV	15,452	1,573,082
CNH Industrial NV (a)	33,119	271,042
Fiat Chrysler Automobiles NV (b)	74,745	1,216,183
Heineken NV	12,549	957,316
ING Groep NV (b)	121,418	1,779,347
Koninklijke Ahold NV	46,229	911,076
Koninklijke DSM NV	10,416	581,377
Koninklijke KPN NV	261,966	888,789
Koninklijke Philips NV	47,239	1,340,664
Reed Elsevier NV	39,254	977,662
TNT Express NV	26,317	167,354
Unilever NV	85,181	3,560,114
Wolters Kluwer NV	18,200	594,223

		17,300,547

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.6%
DnB NOR ASA	79,436	$1,278,412
Norsk Hydro ASA	120,095	631,687
Statoil ASA (a)	47,780	846,618
Telenor ASA	38,326	774,690
Yara International ASA	9,815	499,330

		4,030,737

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	6,905	69,947
Credicorp, Ltd.	2,863	402,624

		472,571

PHILIPPINES — 0.2%
Jollibee Foods Corp.	54,470	268,085
Metro Pacific Investments Corp.	1,068,000	115,402
Philippine Long Distance Telephone Co. ADR (a)	12,317	769,689

		1,153,176

POLAND — 0.2%
Alior Bank SA (b)	12,501	274,649
Bank Millennium SA	65,475	114,838
CCC SA	1,994	96,190
Enea SA	29,100	126,792
Energa SA	18,123	119,020
Eurocash SA	12,362	106,747
Getin Noble Bank SA (b)	194,527	86,707
Orange Polska SA GDR (a)	62,766	157,762

		1,082,705

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (b)	1,684,382	173,124
Jeronimo Martins SGPS SA	10,572	132,845

		305,969

RUSSIA — 0.8%
Gazprom OAO ADR	231,389	1,100,023
Lukoil OAO ADR	28,110	1,291,092
MMC Norilsk Nickel OJSC ADR	15,236	270,668
Mobile Telesystems OJSC ADR	46,205	466,671
RusHydro JSC ADR (f)	40,054	38,452
RusHydro JSC ADR (f)	28,653	27,736
Sberbank of Russia ADR	64,393	282,943
Surgutneftegas OAO ADR Preference Shares	64,954	489,428
Tatneft OAO ADR	37,522	1,117,780
Uralkali PJSC GDR	9,742	130,056

		5,214,849

SINGAPORE — 1.2%
CapitaLand, Ltd.	197,000	514,150
DBS Group Holdings, Ltd.	102,838	1,526,414
Singapore Exchange, Ltd.	197,000	1,169,046
Singapore Press Holdings, Ltd. (a)	296,000	904,163
Singapore Telecommunications, Ltd.	691,000	2,206,444
United Overseas Bank, Ltd.	99,959	1,676,064

		7,996,281

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (b)	7,787	191,213
AngloGold Ashanti, Ltd. (b)	20,568	198,088
Discovery, Ltd.	45,736	471,091
FirstRand, Ltd. (a)	193,376	891,209
Gold Fields, Ltd.	46,848	198,431
Impala Platinum Holdings, Ltd. (b)	29,669	144,057
MTN Group, Ltd.	72,728	1,230,516
Naspers, Ltd. (Class N)	19,849	3,063,459
Sanlam, Ltd.	190,185	1,230,149
Sasol, Ltd.	29,870	1,016,116
Standard Bank Group, Ltd.	64,653	896,458

		9,530,787

SOUTH KOREA — 3.7%
Celltrion, Inc. (a)(b)	6,992	440,525
CJ CheilJedang Corp.	1,118	380,913
E-Mart Co., Ltd.	1,288	270,498
Hana Financial Group, Inc.	25,560	662,355
Hyundai Department Store Co., Ltd.	2,146	288,209
Hyundai Development Co.-Engineering & Construction	16,025	823,313
Hyundai Heavy Industries Co., Ltd. (a)(b)	3,455	379,927
Hyundai Mobis Co., Ltd.	5,071	1,126,686
Hyundai Motor Co.	7,193	1,092,452
Hyundai Steel Co.	3,045	200,356
KB Financial Group, Inc.	25,538	904,631
Kia Motors Corp.	23,964	976,315
Korea Electric Power Corp. ADR (a)(b)	27,893	571,807
Korea Zinc Co., Ltd.	1,558	595,423
KT Corp. ADR (b)	20,053	262,293
KT&G Corp.	7,924	633,520
LG Chem, Ltd. Preference Shares	6,576	900,944
LG Electronics, Inc. (a)	9,375	497,713
LG Household & Health Care, Ltd.	628	476,045
Lotte Chemical Corp.	1,433	262,847
NAVER Corp.	1,841	1,113,445
NCSoft Corp.	1,119	183,062
POSCO ADR	15,004	820,119
Samsung C&T Corp.	4,919	263,363
Samsung Electronics Co., Ltd. GDR	9,989	6,432,916
Samsung Engineering Co., Ltd. (b)	1,705	59,244
Samsung Fire & Marine Insurance Co., Ltd.	3,244	782,162
Samsung Heavy Industries Co., Ltd.	6,321	102,838
Samsung Securities Co., Ltd.	11,023	516,649
Shinhan Financial Group Co., Ltd.	19,326	730,746
SK Holdings Co., Ltd.	3,805	583,037
SK Hynix, Inc.	16,184	664,456
SK Innovation Co., Ltd. (b)	4,890	420,484
SK Telecom Co., Ltd. ADR	23,075	627,871

		25,047,164

SPAIN — 2.3%
Abertis Infraestructuras SA	41,778	755,379
ACS, Actividades de Construccion y Servicios SA	20,093	712,136
Amadeus IT Holding SA (Class A)	5,523	237,031
Banco Bilbao Vizcaya Argentaria SA	210,067	2,122,556
Banco Popular Espanol SA (a)	70,747	346,327
Banco Santander SA	487,006	3,670,202

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Distribuidora Internacional de Alimentacion SA	19,403	$151,832
Ferrovial SA	55,085	1,171,393
Gas Natural SDG SA	16,503	370,702
Iberdrola SA	222,522	1,434,409
Inditex SA	47,061	1,510,240
Mapfre SA	112,782	411,713
Repsol SA	52,195	971,755
Telefonica SA	155,478	2,214,199

		16,079,874

SWEDEN — 2.4%
Assa Abloy AB (Class B)	25,864	1,541,514
Atlas Copco AB (Class B)	61,647	1,822,093
Hennes & Mauritz AB (Class B)	42,261	1,712,678
Husqvarna AB (Class B)	119,961	869,378
Nordea Bank AB	145,676	1,778,710
Sandvik AB	53,284	595,920
Securitas AB (Class B)	32,127	460,817
Skandinaviska Enskilda Banken AB (Class A)	57,496	672,694
Skanska AB (Class B)	32,032	718,339
SKF AB (Class B) (a)	31,142	804,545
Svenska Handelsbanken AB (Class A)	27,385	1,236,192
Swedbank AB (Class A) (a)	35,027	837,085
Tele2 AB (Class B)	39,901	477,014
Telefonaktiebolaget LM Ericsson (Class B)	134,732	1,693,514
TeliaSonera AB	94,600	601,119
Volvo AB (Class B)	55,299	668,791

		16,490,403

SWITZERLAND — 6.6%
ABB, Ltd. (b)	93,880	1,993,971
Adecco SA (b)	7,981	665,563
Cie Financiere Richemont SA	20,141	1,623,639
Coca-Cola HBC AG (b)	6,343	114,407
Credit Suisse Group AG (b)	53,666	1,446,490
Geberit AG	2,173	816,581
Givaudan SA (b)	560	1,015,876
Holcim, Ltd. (b)	12,465	932,340
Julius Baer Group, Ltd. (b)	6,141	308,283
Kuehne + Nagel International AG	4,620	687,316
Lonza Group AG (b)	1,082	135,347
Nestle SA	123,497	9,332,523
Novartis AG	89,885	8,897,810
Roche Holding AG	28,916	7,981,447
SGS SA	395	756,409
Sika AG	52	186,254
Sonova Holding AG	1,159	161,446
Swatch Group AG	2,249	954,198
Swiss Re AG	13,450	1,303,042
Syngenta AG	4,435	1,509,991
Transocean, Ltd. (a)	5,820	84,247
UBS Group AG (b)	132,683	2,502,577
Zurich Insurance Group AG (b)	6,256	2,120,973

		45,530,730

TAIWAN — 2.7%
Advanced Semiconductor Engineering Inc, ADR	303,649	2,186,273
Advantech Co., Ltd.	14,000	106,711
AU Optronics Corp. ADR (a)	131,443	658,529
Catcher Technology Co., Ltd.	20,000	209,652
Chicony Electronics Co., Ltd.	51,000	143,106
China Airlines, Ltd. (b)	346,000	177,478
Chunghwa Telecom Co., Ltd. ADR (a)	49,795	1,596,926
Compal Electronics, Inc.	122,000	101,569
Delta Electronics, Inc.	23,000	145,174
Eclat Textile Co., Ltd.	9,000	118,361
Eva Airways Corp. (b)	227,000	166,496
Formosa International Hotels Corp.	20,000	211,250
Giant Manufacturing Co., Ltd.	17,000	164,078
Hon Hai Precision Industry Co., Ltd. GDR	507,373	2,942,763
Largan Precision Co., Ltd.	3,000	258,389
MediaTek, Inc.	18,000	243,624
Merida Industry Co., Ltd.	28,000	220,134
Pegatron Corp.	48,000	129,933
President Chain Store Corp.	15,000	112,895
ScinoPharm Taiwan, Ltd.	127,000	201,114
Siliconware Precision Industries Co., Ltd. ADR (a)	196,938	1,610,953
Standard Foods Corp.	96,000	247,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	196,314	4,609,453
United Microelectronics Corp. ADR (a)	710,575	1,733,803

		18,295,951

THAILAND — 0.5%
Bangkok Bank PCL	410,976	2,342,841
IRPC PCL	2,503,700	330,852
PTT PCL	79,777	791,886

		3,465,579

TURKEY — 0.4%
Akbank TAS	247,420	728,967
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	451,518	512,990
Turkiye Garanti Bankasi AS	189,611	622,908
Turkiye Is Bankasi (Class C)	428,434	968,576

		2,833,441

UNITED KINGDOM — 14.4%
3i Group PLC	116,220	832,279
Anglo American PLC	62,691	941,816
AstraZeneca PLC	44,068	3,026,610
BAE Systems PLC	122,911	955,186
Barclays PLC	584,490	2,104,982
BG Group PLC	154,977	1,907,227
BHP Billiton PLC	77,968	1,705,482
BP PLC	806,070	5,225,604
British American Tobacco PLC	65,932	3,414,409
British Land Co. PLC	109,119	1,348,544
BT Group PLC	279,173	1,815,215
Burberry Group PLC	26,239	675,035
Capita PLC	24,712	409,404

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Centrica PLC	291,911	$1,096,356
Cobham PLC	38,729	174,894
Compass Group PLC	111,107	1,933,079
Diageo PLC	123,833	3,418,323
Experian PLC	37,646	624,241
Fresnillo PLC	10,787	109,291
G4S PLC	58,131	255,262
GlaxoSmithKline PLC	169,799	3,896,953
Glencore PLC (b)	409,367	1,737,431
Hammerson PLC	93,588	923,894
HSBC Holdings PLC	781,728	6,661,133
ICAP PLC	107,864	843,855
Imperial Tobacco Group PLC	45,133	1,985,210
Indivior PLC (b)	29,862	84,227
InterContinental Hotels Group PLC	8,336	325,952
J Sainsbury PLC (a)	98,952	380,750
Land Securities Group PLC	53,162	988,856
Lloyds Banking Group PLC (b)	2,002,886	2,327,489
Marks & Spencer Group PLC	82,932	658,653
National Grid PLC	208,290	2,673,711
Next PLC	16,613	1,732,507
Old Mutual PLC	528,929	1,743,920
Pearson PLC	44,589	960,452
Prudential PLC	61,019	1,514,544
Randgold Resources, Ltd.	2,732	190,332
Reckitt Benckiser Group PLC	32,844	2,827,903
Reed Elsevier PLC	64,916	1,116,904
Rio Tinto PLC	58,456	2,405,486
Rolls-Royce Holdings PLC (b)	72,718	1,028,763
Royal Bank of Scotland Group PLC (b)	109,086	550,590
Royal Dutch Shell PLC (Class A)	136,222	4,060,612
Royal Dutch Shell PLC (Class B)	85,463	2,662,999
RSA Insurance Group PLC	46,130	288,232
SABMiller PLC	40,787	2,143,411
Sage Group PLC	89,661	621,186
Severn Trent PLC	29,330	896,497
Shire PLC	21,696	1,727,945
Sky PLC	63,821	940,791
Smith & Nephew PLC	61,821	1,049,887
Smiths Group PLC	14,808	245,764
SSE PLC	56,357	1,253,257
Standard Chartered PLC	68,051	1,104,673
Standard Life PLC	128,643	908,258
Tesco PLC	361,535	1,298,007
Tullow Oil PLC	22,890	96,232
Unilever PLC	63,472	2,652,413
United Utilities Group PLC	43,459	601,924
Vodafone Group PLC	1,193,294	3,905,153
Whitbread PLC	6,342	493,801
Wolseley PLC	9,841	583,336
WPP PLC	64,027	1,455,187

		98,522,319

TOTAL COMMON STOCKS —
(Cost $697,961,879)		681,731,770

RIGHTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Discovery, Ltd. (expiring 4/2/15) (b)	4,436	12,742

SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (b)	210,067	30,232
Telefonica SA (expiring 4/10/15) (b)	155,478	25,047

		55,279

TOTAL RIGHTS —
(Cost $29,741)		68,021

SHORT TERM INVESTMENT — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUND — 6.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h) (Cost $45,593,004)	45,593,004	45,593,004

TOTAL INVESTMENTS — 106.0%
(Cost $743,584,624)		727,392,795
OTHER ASSETS & LIABILITIES — (6.0)%		(41,161,473)

NET ASSETS — 100.0%		$686,231,322

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.7%
Alumina, Ltd.	33,903	$41,570
Amcor, Ltd.	2,978	31,942
AMP, Ltd.	10,248	50,419
Australia & New Zealand Banking Group, Ltd.	2,335	65,359
BHP Billiton, Ltd.	2,914	69,077
Boral, Ltd. (a)	9,483	46,220
Brambles, Ltd.	6,952	61,183
Coca-Cola Amatil, Ltd. (a)	3,452	28,429
Commonwealth Bank of Australia (a)	749	53,443
CSL, Ltd.	1,336	94,021
Fortescue Metals Group, Ltd. (a)	5,202	7,789
Iluka Resources, Ltd. (a)	1,386	9,000
Insurance Australia Group, Ltd.	15,988	74,506
Lend Lease Group	8,236	104,697
Macquarie Group, Ltd.	1,400	82,001
National Australia Bank, Ltd.	2,898	85,347
Newcrest Mining, Ltd. (b)	1,644	16,792
Novion Property Group	39,554	75,845
Origin Energy, Ltd.	3,350	28,945
Orora, Ltd.	1,469	2,547
OZ Minerals, Ltd.	5,028	15,134
QBE Insurance Group, Ltd.	2,448	24,387
Recall Holdings, Ltd.	698	4,127
Rio Tinto, Ltd. (a)	1,048	45,819
Santos, Ltd.	3,782	20,629
Scentre Group	7,300	20,857
Shopping Centres Australasia Property Group	64,131	98,966
Sonic Healthcare, Ltd. (a)	3,619	56,511
Suncorp Group, Ltd.	5,284	54,496
Sydney Airport	770	3,047
Toll Holdings, Ltd.	9,626	65,155
Transurban Group	4,922	35,834
Wesfarmers, Ltd.	3,222	108,205
Westfield Corp.	5,856	42,724
Westpac Banking Corp.	3,387	101,896
Woodside Petroleum, Ltd.	1,346	35,496
Woolworths, Ltd. (a)	1,182	26,629

		1,789,044

AUSTRIA — 0.1%
OMV AG	1,406	38,597

BELGIUM — 0.5%
Anheuser-Busch InBev NV	818	99,977
Delhaize Group	738	66,357
Solvay SA	379	54,768
UCB SA	1,237	89,477

		310,579

BRAZIL — 0.5%
Ambev SA ADR	7,912	45,573
Banco Bradesco SA Preference Shares ADR	5,446	50,535
Companhia Energetica de Minas Gerais ADR	5,953	24,348
Companhia Siderurgica Nacional SA ADR (a)	5,225	8,778
Gerdau SA ADR (a)	4,719	15,101
Itau Unibanco Holding SA Preference Shares ADR	5,605	61,991
Oi SA, ADR (b)	548	844
Petroleo Brasileiro SA Preference Shares ADR	5,906	35,968
Tim Participacoes SA ADR	1,797	29,794
Vale SA Preference Shares ADR (a)	6,276	30,439

		303,371

CANADA — 3.1%
Agrium, Inc. (a)	349	36,374
Bank of Montreal (a)	768	46,025
Bank of Nova Scotia (a)	968	48,564
Barrick Gold Corp.	1,496	16,360
Brookfield Asset Management, Inc. (Class A)	1,486	79,480
Cameco Corp. (a)	1,995	27,802
Canadian Imperial Bank of Commerce	349	25,302
Canadian National Railway Co.	1,508	100,994
Canadian Natural Resources, Ltd.	1,508	46,222
Canadian Pacific Railway, Ltd. (a)	319	58,410
Canadian Tire Corp., Ltd. (Class A)	369	37,593
Cenovus Energy, Inc.	1,915	32,282
Eldorado Gold Corp.	2,056	9,432
Enbridge, Inc. (a)	1,706	82,236
Encana Corp.	2,804	31,306
Enerplus Corp. (a)	2,204	22,345
First Quantum Minerals, Ltd.	1,067	12,932
Goldcorp, Inc.	1,466	26,530
IAMGOLD Corp. (b)	2,214	4,126
IGM Financial, Inc. (a)	589	20,932
Imperial Oil, Ltd. (a)	1,097	43,785
Kinross Gold Corp. (b)	3,243	7,195
Loblaw Cos., Ltd. (a)	1,228	60,038
Manulife Financial Corp.	3,931	66,763
National Bank of Canada	2,074	75,722
Onex Corp.	1,306	75,844
Penn West Petroleum, Ltd. (a)	1,696	2,799
Potash Corp. of Saskatchewan, Inc.	1,117	36,010
Rogers Communications, Inc. (Class B) (a)	2,076	69,501
Royal Bank of Canada (a)	1,817	109,379
Shaw Communications, Inc. (Class B) (a)	1,386	31,102
Silver Wheaton Corp.	978	18,579
SNC-Lavalin Group, Inc.	868	26,955
Sun Life Financial, Inc.	2,144	66,072
Suncor Energy, Inc. (a)	3,053	89,216
Talisman Energy, Inc. (a)	3,562	27,309
Teck Resources, Ltd. (Class B)	1,087	14,917
TELUS Corp.	2,934	97,460
TMX Group, Ltd. (a)	40	1,719
Toronto-Dominion Bank	1,676	71,738
TransAlta Corp. (a)	3,402	31,562
TransCanada Corp. (a)	609	26,043
Valeant Pharmaceuticals International, Inc. (b)	1,187	234,504

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Yamana Gold, Inc. (a)	2,992	$10,725

		2,060,184

CHILE — 0.0% (c)
Empresa Nacional de Electricidad SA ADR	254	11,443
Enersis SA ADR	658	10,699
Sociedad Quimica y Minera de Chile SA ADR	145	2,646

		24,788

CHINA — 1.6%
Agricultural Bank of China, Ltd. (Class H)	70,000	34,670
Bank of China, Ltd. (Class H)	139,000	80,319
Bank of Communications Co., Ltd. (Class H)	50,000	42,886
China Construction Bank Corp. (Class H)	109,000	90,540
China Life Insurance Co., Ltd. (Class H)	19,000	83,200
China Merchants Bank Co., Ltd. (Class H)	14,674	35,847
China Petroleum & Chemical Corp. (Class H)	59,200	47,112
China Shenhua Energy Co., Ltd. (Class H)	9,500	24,262
China Telecom Corp., Ltd. (Class H)	60,000	38,462
Hengan International Group Co., Ltd.	5,000	60,041
Huaneng Power International, Inc. (Class H)	40,000	47,362
Industrial & Commercial Bank of China, Ltd. (Class H)	110,000	81,155
PetroChina Co., Ltd. (Class H)	40,000	44,267
PICC Property & Casualty Co., Ltd. (Class H)	21,859	43,193
Ping An Insurance Group Co. of China, Ltd. (Class H)	5,000	60,106
Tencent Holdings, Ltd.	10,000	189,861
Wumart Stores, Inc. (Class H) (a)	87,000	63,064
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	20,000	17,103

		1,083,450

COLOMBIA — 0.0% (c)
BanColombia SA ADR (a)	213	8,377

DENMARK — 0.7%
AP Moeller — Maersk A/S (Class B) (a)	50	104,514
Danske Bank A/S	1,696	44,741
DSV A/S	2,545	79,138
Novo Nordisk A/S (Class B)	3,782	202,257

		430,650

FINLAND — 0.4%
Fortum Oyj (a)	1,326	27,856
Metso Oyj (a)	788	22,994
Nokia Oyj	8,209	62,685
Sampo Oyj (Class A)	928	46,863
UPM-Kymmene Oyj	3,023	58,830
Valmet Oyj (a)	172	2,062
Wartsila Oyj Abp (a)	898	39,755

		261,045

FRANCE — 3.1%
Accor SA	1,599	83,428
Alstom SA (b)	1,227	37,860
AXA SA	3,193	80,434
BNP Paribas SA	1,695	102,982
Bouygues SA	970	38,067
Cap Gemini SA	1,197	98,180
Carrefour SA	1,864	62,240
Credit Agricole SA	3,397	49,892
Danone SA	913	61,403
Essilor International SA	609	69,854
GDF Suez	1,626	32,141
Groupe Fnac (b)	885	54,957
Hermes International	16	5,643
Kering	209	40,808
LVMH Moet Hennessy Louis Vuitton SE	329	58,002
Orange SA	4,646	74,672
Pernod Ricard SA	448	52,999
Publicis Groupe SA	770	59,402
Renault SA	1,127	102,605
Sanofi	1,486	146,717
Schneider Electric SE	1,077	83,687
Societe Generale SA	1,356	65,492
Sodexo SA	948	92,438
Technip SA	498	30,150
Total SA	2,305	114,557
Unibail-Rodamco SE (a)	359	96,796
Vallourec SA	399	9,738
Veolia Environnement SA	2,856	54,031
Vinci SA	1,376	78,664
Vivendi SA	3,500	86,927

		2,024,766

GERMANY — 2.9%
adidas AG	818	64,739
Allianz SE	768	133,499
BASF SE	1,237	122,956
Bayer AG	1,456	218,846
Commerzbank AG (b)	1,376	18,990
Daimler AG (a)	1,706	164,407
Deutsche Bank AG	2,115	73,506
Deutsche Boerse AG	589	48,115
Deutsche Lufthansa AG	3,533	49,631
Deutsche Post AG	2,934	91,682
Deutsche Telekom AG	4,839	88,610
E.ON SE	3,033	45,230
Fresenius Medical Care AG & Co. KGaA	329	27,370
Linde AG	209	42,570
MAN SE	279	29,365
Merck KGaA	1,037	116,441
Muenchener Rueckversicherungs- Gesellschaft AG	448	96,591
OSRAM Licht AG	30	1,492
RWE AG	1,017	25,974
Salzgitter AG	1,077	31,329
SAP SE	1,508	109,371
Siemens AG	1,199	129,674

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	1,895	$49,731
Volkswagen AG	359	92,555

		1,872,674

HONG KONG — 2.2%
AIA Group, Ltd.	14,000	88,120
Bank of East Asia, Ltd.	12,347	49,130
China Mobile, Ltd.	9,500	124,003
China Overseas Land & Investment, Ltd.	20,000	64,620
China Resources Enterprise, Ltd. (a)	20,000	39,210
China Unicom (Hong Kong), Ltd.	20,000	30,440
CITIC, Ltd. (a)	20,000	34,257
CK Hutchison Holdings, Ltd.	10,000	204,823
CNOOC, Ltd.	30,000	42,409
COSCO Pacific, Ltd.	20,240	26,523
Global Brands Group Holding, Ltd. (b)	6,000	1,176
Hang Lung Properties, Ltd.	10,000	28,118
Henderson Land Development Co., Ltd.	10,418	73,166
Hong Kong Exchanges and Clearing, Ltd.	3,023	74,083
Hutchison Whampoa, Ltd.	10,000	138,784
Li & Fung, Ltd.	20,000	19,528
Link REIT	10,058	62,011
New World Development Co., Ltd.	30,319	35,156
Sands China, Ltd.	8,000	33,122
Shangri-La Asia, Ltd.	20,000	27,499
Sun Hung Kai Properties, Ltd.	10,253	158,165
Swire Pacific, Ltd.	5,000	68,167

		1,422,510

HUNGARY — 0.1%
MOL Hungarian Oil and Gas PLC	229	9,941
Richter Gedeon NyRt	1,865	25,718

		35,659

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	2,126	121,395
ICICI Bank, Ltd. ADR	6,631	68,697
Infosys, Ltd. ADR (a)	1,856	65,108
Mahindra & Mahindra, Ltd. GDR	533	10,207
Reliance Industries, Ltd. GDR (d)	1,646	43,537
Tata Motors, Ltd. ADR (a)	1,797	80,973

		389,917

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	15,000	27,878
Astra International Tbk PT	50,800	33,316
Bank Central Asia Tbk PT	45,800	51,930
Bank Mandiri Persero Tbk PT	45,800	43,698
Bank Rakyat Indonesia Persero Tbk PT	53,100	53,912
Gudang Garam Tbk PT	5,000	19,503
Telekomunikasi Indonesia Persero Tbk PT	335,200	74,090

		304,327

IRELAND — 1.5%
Accenture PLC (Class A) (a)	1,037	97,157
Actavis PLC (a)(b)	343	102,160
Allegion PLC (a)	338	20,676
CRH PLC	1,555	40,466
Eaton Corp. PLC	2,066	140,364
Mallinckrodt PLC (a)(b)	129	16,338
Medtronic PLC	4,791	373,650
Pentair PLC (a)	119	7,484
Perrigo Co. PLC	19	3,145
Seagate Technology PLC (a)	1,037	53,955
Tyco International PLC	1,037	44,653
Weatherford International PLC (b)	5,168	63,566

		963,614

ISRAEL — 0.3%
Bank Hapoalim BM	6,923	33,356
Bank Leumi Le-Israel BM (b)	29,240	108,601
Teva Pharmaceutical Industries, Ltd. ADR	1,187	73,950

		215,907

ITALY — 0.6%
Assicurazioni Generali SpA	2,874	56,517
Banca Monte dei Paschi di Siena SpA (a)(b)	15,206	10,093
Enel SpA	12,647	57,211
ENI SpA	2,685	46,514
Intesa Sanpaolo SpA	22,821	77,598
Mediaset SpA (b)	11,220	51,262
Saipem SpA (a)(b)	569	5,802
Telecom Italia SpA (b)	53,316	62,529
UniCredit SpA	7,738	52,606

		420,132

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	1,000	36,356
Asahi Group Holdings, Ltd.	1,000	31,799
Asahi Kasei Corp. (a)	10,000	95,810
Astellas Pharma, Inc.	5,000	82,030
Bridgestone Corp.	1,000	40,158
Canon, Inc.	1,000	35,422
Credit Saison Co., Ltd.	2,000	35,989
Daiichi Sankyo Co., Ltd. (a)	3,000	47,705
Daikin Industries, Ltd.	1,000	67,092
Daiwa Securities Group, Inc.	10,000	78,883
Denso Corp.	2,000	91,440
Eisai Co., Ltd. (a)	1,000	71,169
FUJIFILM Holdings Corp.	2,000	71,320
Fujitsu, Ltd.	9,000	61,471
Hitachi, Ltd. (a)	10,000	68,643
Hokuhoku Financial Group, Inc.	20,000	44,695
Honda Motor Co., Ltd.	2,000	65,091
Hoya Corp.	2,000	80,342
ITOCHU Corp. (a)	3,000	32,558
Japan Tobacco, Inc.	2,000	63,381
JFE Holdings, Inc.	2,000	44,261
Joyo Bank, Ltd. (a)	10,000	51,532
JSR Corp.	2,000	34,738
JX Holdings, Inc. (a)	5,000	19,270
Kajima Corp.	10,000	46,529
Kamigumi Co., Ltd.	10,000	94,642
Kansai Electric Power Co., Inc. (b)	2,000	19,120
KDDI Corp.	6,000	136,110
Kobe Steel, Ltd. (a)	30,000	55,535
Komatsu, Ltd.	2,000	39,400
Konica Minolta Holdings, Inc.	5,000	50,907
Kyocera Corp.	2,000	109,935

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Makita Corp.	1,000	$52,032
Marubeni Corp. (a)	10,000	58,036
Marui Group Co., Ltd. (a)	9,000	102,439
Mitsubishi Chemical Holdings Corp.	5,000	29,127
Mitsubishi Corp. (a)	2,000	40,367
Mitsubishi Electric Corp.	10,000	119,116
Mitsubishi Heavy Industries, Ltd.	10,000	55,226
Mitsubishi UFJ Financial Group, Inc.	17,900	111,005
Mitsui & Co., Ltd.	2,000	26,883
Mizuho Financial Group, Inc.	36,900	64,954
MS&AD Insurance Group Holdings, Inc. (a)	2,000	56,202
Murata Manufacturing Co., Ltd.	1,000	137,878
NEC Corp.	2,000	5,887
Nippon Steel & Sumitomo Metal Corp.	29,000	73,150
Nippon Yusen K.K.	20,000	57,703
Nissan Motor Co., Ltd.	4,000	40,826
Nitto Denko Corp.	1,000	66,958
Nomura Holdings, Inc.	9,900	58,298
NTT Data Corp. (a)	1,000	43,611
Obayashi Corp.	10,000	65,041
ORIX Corp.	4,000	56,319
Osaka Gas Co., Ltd.	10,000	41,918
Panasonic Corp. (a)	6,000	78,899
Resona Holdings, Inc.	6,000	29,849
Rohm Co., Ltd.	1,000	68,626
Secom Co., Ltd.	1,000	66,917
Seven & i Holdings Co., Ltd.	1,000	42,135
Shin-Etsu Chemical Co., Ltd.	1,000	65,458
Softbank Corp.	2,000	116,406
Sompo Japan Nipponkoa Holdings, Inc.	2,000	62,289
Sony Corp. (b)	3,000	79,800
Sumitomo Chemical Co., Ltd.	10,000	51,532
Sumitomo Corp. (a)	2,000	21,438
Sumitomo Electric Industries, Ltd.	3,000	39,400
Sumitomo Mitsui Financial Group, Inc. (a)	2,000	76,740
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,317
T&D Holdings, Inc.	4,000	55,184
Takeda Pharmaceutical Co., Ltd. (a)	1,000	50,023
TDK Corp.	1,000	71,211
Teijin, Ltd.	10,000	34,021
Terumo Corp.	2,000	52,866
Tokio Marine Holdings, Inc.	2,000	75,689
Tokyo Electron, Ltd.	1,000	69,894
Tokyu Corp.	10,000	62,039
Toppan Printing Co., Ltd. (a)	10,000	77,215
Toshiba Corp. (a)	10,000	42,043
Toyota Motor Corp. (a)	4,000	279,608
Toyota Tsusho Corp. (a)	3,000	79,675
West Japan Railway Co.	1,000	52,558
Yamada Denki Co., Ltd. (a)	4,000	16,510
Yamaha Corp.	6,000	105,266

		5,230,917

LUXEMBOURG — 0.0% (c)
ArcelorMittal (a)	2,016	18,999

MEXICO — 0.5%
America Movil SAB de CV (Series L)	77,423	79,587
Cemex SAB de CV (b)	35,269	33,500
Fomento Economico Mexicano SAB de CV (b)	7,960	74,776
Grupo Financiero Banorte SAB de CV	7,660	44,509
Grupo Mexico SAB de CV (Series B)	12,738	37,668
Grupo Televisa SAB (b)	6,764	44,755
Industrias Penoles SAB de CV	518	9,025

		323,820

NETHERLANDS — 1.5%
Airbus Group NV	679	44,076
Akzo Nobel NV	766	57,933
ASML Holding NV	729	74,215
CNH Industrial NV (a)	1,426	11,670
Heineken NV	539	41,118
ING Groep NV (b)	6,992	102,466
Koninklijke Ahold NV	3,299	65,016
Koninklijke DSM NV	896	50,011
Koninklijke KPN NV	9,206	31,234
Koninklijke Philips NV	2,744	77,876
LyondellBasell Industries NV (Class A)	1,037	91,049
Reed Elsevier NV	3,531	87,943
Unilever NV	2,052	85,763
Wolters Kluwer NV	4,379	142,973

		963,343

NORWAY — 0.3%
DnB ASA	3,752	60,383
Norsk Hydro ASA	11,531	60,652
Telenor ASA	3,073	62,115
Yara International ASA	639	32,509

		215,659

PERU — 0.0% (c)
Compania de Minas Buenaventura SA ADR	309	3,130

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR (a)	748	46,743

PORTUGAL — 0.0% (c)
Portugal Telecom SGPS SA (a)	8,777	5,090

RUSSIA — 0.4%
Gazprom OAO ADR (e)	781	3,682
Gazprom OAO ADR (e)	7,300	34,704
Lukoil OAO ADR	988	45,379
MMC Norilsk Nickel OJSC ADR	1,207	21,442
Mobile Telesystems OJSC ADR	1,885	19,039
RusHydro JSC ADR (e)	824	791
RusHydro JSC ADR (e)	1,044	1,011
Sberbank of Russia ADR (e)	412	1,800
Sberbank of Russia ADR (e)	3,848	16,908
Surgutneftegas OAO ADR Preference Shares	8,697	65,532
Tatneft OAO ADR	1,007	29,999
Uralkali PJSC GDR	154	2,056

		242,343

SINGAPORE — 0.4%
CapitaLand, Ltd. (a)	30,000	78,297
Singapore Exchange, Ltd.	20,000	118,685

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Singapore Press Holdings, Ltd. (a)	20,000	$61,092
Singapore Telecommunications, Ltd.	10,000	31,931

		290,005

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd. (b)	878	8,456
Discovery, Ltd.	12,027	123,881
FirstRand, Ltd.	11,043	50,894
Gold Fields, Ltd.	2,126	9,005
Harmony Gold Mining Co., Ltd. (b)	2,355	4,109
Impala Platinum Holdings, Ltd. (b)	1,596	7,749
MTN Group, Ltd.	4,081	69,048
Naspers, Ltd. (Class N)	649	100,165
Sanlam, Ltd.	10,225	66,137
Sasol, Ltd.	788	26,806
Sibanye Gold, Ltd.	1,047	2,240
Standard Bank Group, Ltd.	2,642	36,633

		505,123

SOUTH KOREA — 1.4%
Actoz Soft Co., Ltd. (b)	467	15,343
E-Mart Co., Ltd.	36	7,560
Hana Financial Group, Inc.	408	10,573
Hyundai Heavy Industries Co., Ltd. (b)	53	5,828
Hyundai Hysco Co., Ltd.	141	8,096
Hyundai Mobis Co., Ltd.	102	22,663
Hyundai Motor Co.	231	35,084
Hyundai Steel Co.	39	2,566
JoyCity Corp. (b)	1,168	30,741
KB Financial Group, Inc.	559	19,801
KH Vatec Co., Ltd.	1,304	37,553
Kia Motors Corp.	329	13,404
Korea Electric Power Corp. ADR (a)(b)	774	15,867
KT&G Corp.	209	16,709
LG Chem, Ltd. Preference Shares	319	43,705
LG Electronics, Inc.	170	9,025
LG Household & Health Care, Ltd.	30	22,741
Lotte Chemical Corp.	24	4,402
NAVER Corp.	59	35,683
NHN Entertainment Corp. (b)	29	1,866
POSCO ADR	1,129	61,711
Samsung C&T Corp.	348	18,632
Samsung Electronics Co., Ltd. GDR	381	245,364
Samsung Engineering Co., Ltd. (b)	71	2,467
Samsung Fire & Marine Insurance Co., Ltd.	70	16,878
Samsung Heavy Industries Co., Ltd.	559	9,095
Samsung Securities Co., Ltd.	339	15,889
SeAH Steel Corp.	1,328	96,118
Shinhan Financial Group Co., Ltd.	559	21,137
SK Holdings Co., Ltd.	119	18,234
SK Hynix, Inc.	869	35,678
SK Innovation Co., Ltd. (b)	89	7,653

		908,066

SPAIN — 1.0%
Acciona SA (b)	1,242	95,748
Acerinox SA	2,804	47,055
ACS, Actividades de Construccion y Servicios SA	2,100	74,428
Banco Bilbao Vizcaya Argentaria SA	8,190	82,753
Banco Santander SA	18,716	141,049
Iberdrola SA	7,154	46,116
Inditex SA	2,000	64,182
Repsol SA	1,298	24,166
Telefonica SA	6,053	86,202

		661,699

SWEDEN — 1.1%
Assa Abloy AB (Class B)	1,137	67,766
Atlas Copco AB (Class B)	3,173	93,784
Nordea Bank AB	5,504	67,204
Sandvik AB	2,954	33,037
Securitas AB (Class B)	4,590	65,837
Skandinaviska Enskilda Banken AB (Class A)	6,943	81,232
Skanska AB (Class B)	3,013	67,568
SKF AB (Class B) (a)	2,144	55,390
Svenska Handelsbanken AB (Class A)	938	42,342
Tele2 AB (Class B)	1,895	22,655
Telefonaktiebolaget LM Ericsson (Class B)	5,617	70,603
TeliaSonera AB	4,839	30,749
Volvo AB (Class A)	4,630	56,210

		754,377

SWITZERLAND — 3.2%
ABB, Ltd. (b)	4,180	88,781
ACE, Ltd. (a)	1,037	115,615
Adecco SA (b)	808	67,382
Cie Financiere Richemont SA	1,137	91,658
Credit Suisse Group AG (b)	2,463	66,387
Geberit AG	329	123,633
Givaudan SA (b)	40	72,563
Holcim, Ltd. (b)	738	55,200
Kuehne + Nagel International AG	389	57,871
Nestle SA	2,894	218,696
Novartis AG	2,733	270,543
Roche Holding AG	1,017	280,714
SGS SA	40	76,598
Swatch Group AG	120	50,913
Swiss Re AG	978	94,749
Syngenta AG	100	34,047
TE Connectivity, Ltd. (a)	2,066	147,967
Transocean, Ltd. (a)	738	10,683
UBS Group AG (b)	5,683	107,189
Zurich Insurance Group AG (b)	199	67,467

		2,098,656

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR	11,940	85,968
AU Optronics Corp. ADR	10,265	51,428
Chunghwa Telecom Co., Ltd. ADR (a)	2,723	87,327
Hon Hai Precision Industry Co., Ltd. GDR	18,569	107,700
Siliconware Precision Industries Co., Ltd. ADR (a)	17,087	139,772
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,342	266,310

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

United Microelectronics Corp. ADR (a)	26,692	$65,128

		803,633

THAILAND — 0.1%
Bangkok Bank PCL	11,000	62,707
PTT PCL	2,000	19,853

		82,560

TURKEY — 0.2%
Akbank TAS	7,560	22,274
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	41,396	47,032
Turkiye Garanti Bankasi AS	8,747	28,736
Turkiye Is Bankasi (Class C)	20,068	45,368

		143,410

UNITED KINGDOM — 7.4%
3i Group PLC	18,334	131,294
Anglo American PLC	2,305	34,628
AstraZeneca PLC	1,827	125,479
BAE Systems PLC	9,218	71,636
Barclays PLC	24,658	88,803
BG Group PLC	4,610	56,733
BHP Billiton PLC	3,143	68,750
BP PLC	26,491	171,736
British American Tobacco PLC	528	27,343
British Land Co. PLC	6,516	80,528
BT Group PLC	21,507	139,841
Burberry Group PLC	1,636	42,088
Capita PLC	5,556	92,046
Cobham PLC	27,382	123,653
Compass Group PLC	4,665	81,163
Diageo PLC	2,814	77,679
Experian PLC	3,839	63,658
G4S PLC	6,444	28,297
GlaxoSmithKline PLC	6,464	148,351
Glencore PLC (b)	5,496	23,326
Hammerson PLC	10,432	102,984
HSBC Holdings PLC	23,287	198,429
Imperial Tobacco Group PLC	1,037	45,613
Indivior PLC (b)	828	2,335
InterContinental Hotels Group PLC	2,605	101,860
J Sainsbury PLC (a)	7,620	29,320
Land Securities Group PLC	4,558	84,783
Liberty Global PLC (Class A) (b)	1,037	53,374
Liberty Global PLC (Series C) (b)	1,847	91,999
Lloyds Banking Group PLC (b)	89,563	104,078
Marks & Spencer Group PLC	10,524	83,583
National Grid PLC	2,050	26,315
Next PLC	748	78,006
Noble Corp. PLC (a)	2,066	29,503
Old Mutual PLC	15,510	51,138
Paragon Offshore PLC	688	894
Pearson PLC	1,237	26,645
Prudential PLC	5,018	124,551
Randgold Resources, Ltd.	299	20,831
Reckitt Benckiser Group PLC	828	71,292
Reed Elsevier PLC	3,223	55,453
Rio Tinto PLC	2,223	91,477
Rolls-Royce Holdings PLC (b)	3,272	46,290
Royal Dutch Shell PLC (Class A)	279	8,317
Royal Dutch Shell PLC (Class B)	7,870	245,227
RSA Insurance Group PLC	7,295	45,581
SABMiller PLC	1,356	71,260
Sage Group PLC	17,586	121,839
Severn Trent PLC	2,585	79,013
Sky PLC	2,076	30,603
Smith & Nephew PLC	4,686	79,581
Smiths Group PLC	3,612	59,947
SSE PLC	1,709	38,004
Standard Chartered PLC	3,642	59,121
Standard Life PLC	17,377	122,683
Tesco PLC	12,220	43,873
Tullow Oil PLC	1,837	7,723
Unilever PLC	1,585	66,235
United Utilities Group PLC	4,600	63,712
Vodafone Group PLC	37,704	123,390
Whitbread PLC	3,382	263,330
Wolseley PLC	878	52,045
WPP PLC	3,562	80,956

		4,860,225

UNITED STATES — 50.2%
3M Co.	1,037	171,053
Abbott Laboratories (a)	2,066	95,718
AbbVie, Inc.	1,017	59,535
Adobe Systems, Inc. (a)(b)	3,103	229,436
ADT Corp. (a)	251	10,422
Aetna, Inc.	2,066	220,091
Aflac, Inc. (a)	2,066	132,245
Agilent Technologies, Inc.	2,066	85,842
Alexion Pharmaceuticals, Inc. (b)	1,037	179,712
Allstate Corp. (a)	2,066	147,037
Altera Corp.	1,037	44,498
Altria Group, Inc.	2,066	103,341
Amazon.com, Inc. (a)(b)	837	311,448
American Capital Agency Corp. (a)	1,037	22,119
American Electric Power Co., Inc. (a)	2,066	116,213
American Express Co.	2,066	161,396
American Tower Corp.	1,037	97,634
Amgen, Inc.	1,766	282,295
Anadarko Petroleum Corp. (a)	1,037	85,874
Annaly Capital Management, Inc.	2,066	21,486
Anthem, Inc. (a)	1,037	160,123
Apache Corp.	1,037	62,562
Apple, Inc.	7,252	902,366
Applied Materials, Inc.	7,232	163,154
Archer-Daniels-Midland Co.	3,103	147,082
AT&T, Inc. (a)	7,232	236,125
Automatic Data Processing, Inc.	1,037	88,809
Baker Hughes, Inc.	1,566	99,566
Bank of America Corp.	17,585	270,633
Bank of New York Mellon Corp.	3,103	124,865
Baxter International, Inc.	2,066	141,521
Becton, Dickinson and Co.	1,037	148,903
Bed Bath & Beyond, Inc. (a)(b)	1,037	79,616
Berkshire Hathaway, Inc. (Class B) (b)	1,037	149,660
Biogen, Inc. (b)	637	268,967
Boeing Co.	1,037	155,633
Bristol-Myers Squibb Co. (a)	3,103	200,144

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Broadcom Corp. (Class A)	2,066	$89,447
C.H. Robinson Worldwide, Inc. (a)	1,037	75,929
California Resources Corp. (a)	826	6,286
Cameron International Corp. (a)(b)	2,066	93,218
Capital One Financial Corp. (a)	1,037	81,736
Carnival Corp.	1,037	49,610
Caterpillar, Inc. (a)	1,037	82,991
CBS Corp. (Class B) (a)	2,053	124,473
CDK Global, Inc.	345	16,132
Celgene Corp. (a)(b)	2,074	239,091
CenturyLink, Inc. (a)	2,066	71,380
Charles Schwab Corp.	5,168	157,314
Chesapeake Energy Corp. (a)	3,103	43,938
Chevron Corp.	3,103	325,753
Chubb Corp. (a)	1,037	104,841
Church & Dwight Co., Inc.	2,066	176,478
Cisco Systems, Inc.	10,335	284,471
Citigroup, Inc.	5,168	266,255
Citrix Systems, Inc. (b)	1,037	66,233
Clorox Co. (a)	1,037	114,474
Coach, Inc. (a)	1,037	42,963
Coca-Cola Co.	4,140	167,877
Cognizant Technology Solutions Corp. (Class A) (b)	2,074	129,397
Colgate-Palmolive Co.	2,066	143,256
Comcast Corp. (Class A) Special (a)	2,668	149,581
ConAgra Foods, Inc.	2,066	75,471
ConocoPhillips (a)	2,066	128,629
Corning, Inc.	4,140	93,895
Costco Wholesale Corp.	1,037	157,100
CST Brands, Inc. (a)	110	4,821
CSX Corp.	4,140	137,117
Cummins, Inc.	1,037	143,770
CVS Health Corp.	2,066	213,232
Danaher Corp.	2,066	175,403
Deere & Co. (a)	1,037	90,935
Devon Energy Corp. (a)	1,037	62,541
DIRECTV (a)(b)	1,037	88,249
Discover Financial Services	2,066	116,419
Dollar Tree, Inc. (b)	2,066	167,646
Dow Chemical Co. (a)	3,103	148,882
Duke Energy Corp.	1,127	86,531
E. I. du Pont de Nemours & Co. (a)	2,066	147,657
eBay, Inc. (a)(b)	3,103	178,981
Ecolab, Inc.	1,037	118,612
Edison International	2,066	129,063
Eli Lilly & Co.	2,066	150,095
EMC Corp. (a)	4,140	105,818
Emerson Electric Co.	2,066	116,977
EOG Resources, Inc. (a)	2,074	190,165
Equity Residential	1,037	80,741
Estee Lauder Cos., Inc. (Class A) (a)	1,037	86,237
Exelon Corp. (a)	2,066	69,438
Express Scripts Holding Co. (b)	1,446	125,469
Exxon Mobil Corp.	6,205	527,425
Facebook, Inc. (Class A) (b)	1,000	82,215
Fastenal Co. (a)	1,037	42,968
FedEx Corp.	1,037	171,572
FirstEnergy Corp.	2,066	72,434
FMC Technologies, Inc. (a)(b)	2,066	76,463
Ford Motor Co. (a)	8,269	133,462
Franklin Resources, Inc. (a)	3,103	159,246
Freeport-McMoRan, Inc. (a)	2,066	39,151
General Dynamics Corp.	1,037	140,752
General Electric Co.	15,512	384,853
General Mills, Inc. (a)	1,037	58,694
General Motors Co.	2,066	77,475
Gilead Sciences, Inc. (a)(b)	3,240	317,941
Goldman Sachs Group, Inc.	1,037	194,925
Google, Inc. (Class A) (b)	508	281,788
Google, Inc. (Class C) (b)	508	278,384
Halliburton Co.	2,066	90,656
Halyard Health, Inc. (a)(b)	129	6,347
HCP, Inc.	3,103	134,081
Hershey Co.	1,037	104,644
Hess Corp. (a)	1,037	70,381
Hewlett-Packard Co. (a)	4,140	129,002
Home Depot, Inc.	2,066	234,718
Honeywell International, Inc.	2,066	215,504
Illinois Tool Works, Inc.	2,066	200,691
Ingersoll-Rand PLC	2,066	140,653
Intel Corp.	8,269	258,572
International Business Machines Corp. (a)	1,666	267,393
Intuit, Inc.	1,037	100,548
J.M. Smucker Co.	1,037	120,012
Johnson & Johnson	3,103	312,162
Johnson Controls, Inc.	2,066	104,209
JPMorgan Chase & Co. (a)	6,205	375,899
Juniper Networks, Inc.	2,066	46,650
Kellogg Co.	1,037	68,390
Keysight Technologies, Inc. (b)	1,033	38,376
Kimberly-Clark Corp.	1,037	111,073
Kinder Morgan, Inc.	2,985	125,549
Kohl’s Corp. (a)	1,037	81,145
Kraft Foods Group, Inc. (a)	169	14,722
L Brands, Inc. (a)	2,066	194,803
Las Vegas Sands Corp. (a)	1,037	57,077
Liberty Interactive Corp. (Class A) (b)	2,066	60,307
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	140	4,451
Liberty Ventures, (Series A) (b)	433	18,190
Lockheed Martin Corp.	1,037	210,470
Lowe’s Cos., Inc.	3,103	230,832
Macy’s, Inc.	2,066	134,104
Marathon Oil Corp. (a)	3,103	81,019
Marathon Petroleum Corp.	1,037	106,178
Marsh & McLennan Cos., Inc.	2,066	115,882
Mattel, Inc. (a)	4,140	94,599
McCormick & Co., Inc. (a)	3,103	239,272
McDonald’s Corp.	1,037	101,045
McKesson Corp.	1,037	234,569
Mead Johnson Nutrition Co.	1,037	104,250
Merck & Co., Inc.	4,140	237,967
MetLife, Inc.	3,103	156,857
Microsoft Corp.	11,372	462,329
Mondelez International, Inc. (Class A)	1,037	37,425
Monsanto Co. (a)	1,037	116,704

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Morgan Stanley	3,103	$110,746
Mosaic Co.	1,037	47,764
National Oilwell Varco, Inc. (a)	1,037	51,840
NetApp, Inc.	1,037	36,772
Newmont Mining Corp. (a)	1,037	22,513
News Corp. (Class A) (b)	629	10,070
NextEra Energy, Inc. (a)	1,037	107,900
NIKE, Inc. (Class B) (a)	2,066	207,282
Noble Energy, Inc. (a)	2,066	101,027
Norfolk Southern Corp. (a)	1,037	106,728
Northrop Grumman Corp.	1,466	235,967
NOW, Inc. (a)(b)	258	5,583
O’Reilly Automotive, Inc. (a)(b)	1,037	224,241
Occidental Petroleum Corp.	2,066	150,818
Oracle Corp. (a)	7,232	312,061
Outfront Media, Inc. (a)	3	90
Parker-Hannifin Corp. (a)	1,037	123,175
PepsiCo, Inc.	2,066	197,551
Pfizer, Inc. (a)	10,215	355,380
PG&E Corp. (a)	1,037	55,034
Philip Morris International, Inc.	2,066	155,632
Phillips 66 (a)	508	39,929
Pioneer Natural Resources Co. (a)	1,037	169,560
PNC Financial Services Group, Inc.	1,037	96,690
PPL Corp. (a)	3,103	104,447
Praxair, Inc.	1,037	125,207
Procter & Gamble Co. (a)	2,066	169,288
ProLogis, Inc.	3,103	135,167
Prudential Financial, Inc.	2,066	165,920
Public Service Enterprise Group, Inc.	2,066	86,607
Public Storage	1,037	204,434
QUALCOMM, Inc.	3,103	215,162
Range Resources Corp.	1,037	53,965
Raytheon Co.	1,037	113,292
Retail Opportunity Investments Corp. (a)	10,512	192,370
Ross Stores, Inc.	1,037	109,258
Salesforce.com, Inc. (a)(b)	3,640	243,188
SanDisk Corp. (a)	1,037	65,974
Schlumberger, Ltd.	2,066	172,387
Seventy Seven Energy, Inc. (a)(b)	218	905
Simon Property Group, Inc. (a)	1,037	202,879
Southern Co.	1,037	45,918
Southwestern Energy Co. (a)(b)	1,037	24,048
Spectra Energy Corp. (a)	2,066	74,727
St. Jude Medical, Inc. (a)	2,066	135,116
Starbucks Corp. (a)	2,066	195,650
State Street Corp. (a)(f)	1,037	76,251
Sysco Corp. (a)	2,066	77,950
Target Corp. (a)	1,037	85,107
Texas Instruments, Inc.	3,103	177,445
Thermo Fisher Scientific, Inc. (a)	2,066	277,546
Time Warner Cable, Inc.	1,037	155,426
Time Warner, Inc.	1,666	140,677
Time, Inc. (a)	258	5,790
TJX Cos., Inc.	2,066	144,723
Travelers Cos., Inc. (a)	1,037	112,131
Twenty-First Century Fox, Inc. (Class A) (a)	5,168	174,885
Tyson Foods, Inc. (Class A) (a)	4,140	158,562
U.S. Bancorp (a)	3,103	135,508
Union Pacific Corp.	2,074	224,635
United Financial Bancorp, Inc.	16,547	205,679
United Parcel Service, Inc. (Class B)	1,037	100,527
United Technologies Corp.	1,037	121,536
UnitedHealth Group, Inc.	2,066	244,387
Valero Energy Corp. (a)	2,066	131,439
Vector Group, Ltd.	10,757	236,331
Verizon Communications, Inc.	3,500	170,205
Viacom, Inc. (Class B)	1,037	70,827
Visa, Inc. (Class A) (a)	4,148	271,321
Wal-Mart Stores, Inc.	2,066	169,929
Walgreens Boots Alliance, Inc.	2,066	174,949
Walt Disney Co.	3,103	325,474
Waste Management, Inc.	2,066	112,039
Wells Fargo & Co.	8,269	449,834
Western Digital Corp.	1,037	94,377
Whole Foods Market, Inc.	2,066	107,597
Williams Cos., Inc.	3,103	156,981
WP GLIMCHER, Inc. (a)	517	8,598
Yahoo!, Inc. (a)(b)	3,103	137,882
Yum! Brands, Inc.	1,037	81,633
Zoetis, Inc. (a)	119	5,510

		32,943,550

TOTAL COMMON STOCKS —
(Cost $63,100,522)		65,060,939

RIGHTS — 0.0% (c)
SOUTH AFRICA — 0.0% (c)
Discovery, Ltd. (expiring 4/2/15) (b)	1,129	3,242

SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (b)	8,190	1,179
Telefonica SA (expiring 4/10/15) (b)	6,053	975

		2,154

TOTAL RIGHTS —
(Cost $1,160)		5,396

SHORT TERM INVESTMENTS — 15.3%
UNITED STATES — 15.3%
MONEY MARKET FUNDS — 15.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	9,768,492	9,768,492
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	265,637	265,637

TOTAL SHORT TERM INVESTMENT —
(Cost $10,034,129)		10,034,129

TOTAL INVESTMENTS — 114.5%
(Cost $73,135,811)		75,100,464
OTHER ASSETS & LIABILITIES — (14.5)%		(9,535,137)

NET ASSETS — 100.0%		$65,565,327

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated issuer (Note 3).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.7%
ALS, Ltd.	1,375	$5,210
AMP, Ltd.	6,148	30,247
APA Group	16,243	112,300
ASX, Ltd.	648	20,500
Aurizon Holdings, Ltd.	1,467	5,435
Australia & New Zealand Banking Group, Ltd.	7,143	199,941
Brambles, Ltd.	5,427	47,761
Caltex Australia, Ltd.	2,856	76,255
Coca-Cola Amatil, Ltd.	1,884	15,515
Commonwealth Bank of Australia	4,115	293,617
Computershare, Ltd.	876	8,512
Crown Resorts, Ltd.	2,772	28,313
CSL, Ltd.	1,176	82,761
Dexus Property Group	4,670	27,043
Federation Centres	8,390	19,485
Fortescue Metals Group, Ltd.	20,667	30,946
Goodman Group	9,247	44,858
GPT Group	7,978	27,853
Harvey Norman Holdings, Ltd.	1,832	6,228
Iluka Resources, Ltd.	8,594	55,806
Insurance Australia Group, Ltd.	5,762	26,851
Lend Lease Group	1,645	20,911
Macquarie Group, Ltd.	852	49,903
Mirvac Group	17,680	27,148
National Australia Bank, Ltd.	6,243	183,858
Newcrest Mining, Ltd.	756	7,722
Novion Property Group	15,096	28,947
QBE Insurance Group, Ltd.	3,531	35,176
Ramsay Health Care, Ltd.	132	6,781
Scentre Group	17,163	49,038
Seek, Ltd.	924	12,085
Sonic Healthcare, Ltd.	708	11,056
Stockland	11,191	38,472
Suncorp Group, Ltd.	2,904	29,950
Sydney Airport	9,858	39,011
Tabcorp Holdings, Ltd.	4,432	16,049
Tatts Group, Ltd.	8,330	25,328
Telstra Corp., Ltd.	18,243	87,941
Transurban Group	9,322	67,868
Treasury Wine Estates, Ltd.	2,219	8,679
Wesfarmers, Ltd.	2,487	83,522
Westfield Corp.	8,114	59,198
Westpac Banking Corp.	7,922	238,328
Woolworths, Ltd.	3,815	85,948
WorleyParsons, Ltd.	3,011	21,967

		2,400,323

AUSTRIA — 0.1%
Andritz AG	120	7,176
Erste Group Bank AG	443	10,912
IMMOFINANZ AG	2,640	7,760
Raiffeisen Bank International AG	720	10,068
Vienna Insurance Group AG Wiener Versicherung Gruppe	228	10,089

		46,005

BELGIUM — 0.4%
Ageas	648	23,248
Anheuser-Busch InBev NV	2,183	266,809
Belgacom SA	312	10,916
Colruyt SA	540	23,512
KBC Groep NV	519	32,084
UCB SA	240	17,360
Umicore SA	144	6,013

		379,942

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	2,368	34,810

BRAZIL — 1.0%
AES Tiete SA Preference Shares	4,743	25,525
Ambev SA	13,272	76,615
Banco Bradesco SA	1,425	13,434
Banco Bradesco SA Preference Shares	5,691	52,831
Banco do Brasil SA	2,369	16,981
Banco Santander Brasil SA	1,188	5,230
BB Seguridade Participacoes SA	1,188	12,192
BM&FBovespa SA	3,555	12,413
BRF SA	1,188	23,529
CCR SA	3,555	18,130
Cia Energetica de Minas Gerais Preference Shares	5,931	23,790
Cielo SA	1,188	16,983
Companhia Energetica de Sao Paulo Preference Shares (Class B)	4,743	35,111
Companhia Paranaense de Energia Preference Shares	1,188	12,508
Cosan SA Industria e Comercio	4,743	41,389
CPFL Energia SA	5,931	37,968
Cyrela Brazil Realty SA	1,188	4,925
EcoRodovias Infraestrutura e Logistica SA	1,188	3,342
EDP — Energias do Brasil SA	5,931	19,206
Embraer SA	1,188	9,125
Estacio Participacoes SA	1,188	6,891
Investimentos Itau SA Preference Shares	3,555	11,101
Itau Unibanco Holding SA Preference Share	5,931	65,525
Itausa — Investimentos Itau SA (b)	26	81
Klabin SA	1,212	6,902
Kroton Educacional SA	3,555	11,445
Souza Cruz SA	1,188	9,441
Telefonica Brasil SA Preference Shares	1,188	18,392
Tim Participacoes SA	1,483	4,937
Ultrapar Participacoes SA	10,677	216,573
Vale SA	1,188	6,668
Vale SA Preference Shares	8,301	40,127
Weg SA	1,188	11,820

		871,130

BRITISH VIRGIN ISLANDS — 0.0% (a)
Michael Kors Holdings, Ltd.	519	34,124

CANADA — 3.5%
Agnico-Eagle Mines, Ltd.	1,188	33,009
Alimentation Couche-Tard, Inc. (Class B)	1,188	47,342
AltaGas, Ltd.	2,368	79,014
ARC Resources, Ltd.	9,482	162,912

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Bank of Montreal	1,188	$71,196
Bank of Nova Scotia	2,368	118,802
Baytex Energy Corp.	1,188	18,789
BCE, Inc.	588	24,894
BlackBerry, Ltd.	732	6,525
Bombardier, Inc. (Class B)	2,368	4,674
Brookfield Asset Management, Inc. (Class A)	1,188	63,541
Cameco Corp.	4,742	66,085
Canadian Imperial Bank of Commerce	588	42,629
Canadian National Railway Co.	1,632	109,298
Canadian Pacific Railway, Ltd.	324	59,325
Catamaran Corp.	228	13,574
Crescent Point Energy Corp.	3,555	79,268
Eldorado Gold Corp.	3,555	16,308
Enbridge, Inc.	8,294	399,802
First Quantum Minerals, Ltd.	5,927	71,835
Franco-Nevada Corp.	1,188	57,576
Goldcorp, Inc.	4,742	85,817
Inter Pipeline, Ltd.	5,224	134,632
Keyera Corp.	732	48,694
Loblaw Cos., Ltd.	396	19,361
Magna International, Inc.	552	29,511
Manulife Financial Corp.	3,555	60,377
New Gold, Inc.	3,555	11,930
Paramount Resources, Ltd. (Class A)	2,368	58,335
Pembina Pipeline Corp.	3,555	112,334
PrairieSky Royalty, Ltd.	2,547	60,090
Restaurant Brands International, Inc.	151	5,790
Rogers Communications, Inc. (Class B)	1,188	39,772
Royal Bank of Canada	3,131	188,478
Silver Wheaton Corp.	2,368	44,985
Sun Life Financial, Inc.	1,188	36,611
Toronto-Dominion Bank	3,959	169,457
Tourmaline Oil Corp.	900	27,238
TransCanada Corp.	4,742	202,785
Valeant Pharmaceuticals International, Inc.	744	146,985
Vermilion Energy, Inc.	2,368	99,563
Yamana Gold, Inc.	4,742	16,999

		3,146,142

CHILE — 0.2%
Aguas Andinas SA Class A	112,426	65,908
Banco de Chile	121,648	13,658
Banco Santander Chile	202,278	11,026
Cencosud SA	3,771	8,951
Cia Cervecerias Unidas SA	567	5,902
ENTEL Chile SA	591	6,118
SACI Falabella	3,099	23,748
Sociedad Quimica y Minera de Chile SA Preference Shares	372	6,767

		142,078

CHINA — 1.7%
Agricultural Bank of China, Ltd. (Class H)	108,000	53,491
Bank of China, Ltd. (Class H)	288,000	166,417
Bank of Communications Co., Ltd. (Class H)	48,000	41,171
China Cinda Asset Management Co., Ltd. (Class H)	12,000	5,944
China CITIC Bank Corp., Ltd. (Class H)	48,000	36,156
China Communications Construction Co., Ltd. (Class H)	12,000	16,902
China Construction Bank Corp. (Class H)	240,000	199,354
China Everbright Bank Co., Ltd. (Class H)	12,000	6,609
China Life Insurance Co., Ltd. (Class H)	24,000	105,094
China Longyuan Power Group Corp. (Class H)	36,000	39,143
China Merchants Bank Co., Ltd. (Class H)	18,000	43,972
China Minsheng Banking Corp., Ltd. (Class H)	24,000	29,315
China Oilfield Services, Ltd. (Class H)	24,000	39,933
China Pacific Insurance Group Co., Ltd. (Class H)	4,800	22,845
China Telecom Corp., Ltd. (Class H)	48,000	30,770
Chongqing Changan Automobile Co., Ltd. (Class B) (b)	2,400	6,553
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	12,000	7,785
CITIC Securities Co., Ltd. (Class H)	6,000	22,249
Country Garden Holdings Co., Ltd.	12,000	4,845
Great Wall Motor Co., Ltd. (Class H)	6,000	42,409
Haitong Securities Co., Ltd. (Class H)	4,800	11,689
Industrial & Commercial Bank of China, Ltd. (Class H)	240,000	177,066
Jiangsu Expressway Co., Ltd. (Class H)	24,000	32,256
Ping An Insurance Group Co. of China, Ltd. (Class H)	6,000	72,126
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	2,400	6,377
Sinopec Engineering Group Co., Ltd. (Class H)	6,000	5,201
Sinopharm Group Co., Ltd. (Class H)	4,800	19,595
Tencent Holdings, Ltd.	12,000	227,833
Want Want China Holdings, Ltd.	12,000	12,738
Zhejiang Expressway Co., Ltd. (Class H)	24,000	31,822

		1,517,660

COLOMBIA — 0.1%
Almacenes Exito SA	1,503	14,465
Bancolombia SA Preference Shares	936	9,152
Ecopetrol SA	28,644	21,777
Isagen SA ESP	24,657	28,950

		74,344

CZECH REPUBLIC — 0.0% (a)
Komercni Banka AS	24	5,182
O2 Czech Republic AS	624	4,988

		10,170

DENMARK — 0.6%
Carlsberg A/S (Class B)	431	35,565
Coloplast A/S (Class B)	264	19,963
Danske Bank A/S	1,980	52,233
Novo Nordisk A/S (Class B)	5,135	274,615
Novozymes A/S (Class B)	1,271	58,105
Pandora A/S	300	27,322
TDC A/S	2,368	16,953
Vestas Wind Systems A/S	624	25,826

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

William Demant Holding A/S	96	$8,143

		518,725

EGYPT — 0.0% (a)
Commercial International Bank Egypt SAE	852	6,286
Global Telecom Holding SAE	15,759	6,898
Telecom Egypt Co.	7,638	11,192

		24,376

FINLAND — 0.3%
Elisa Oyj	600	15,079
Kone Oyj (Class B)	1,503	66,635
Metso Oyj	396	11,556
Nokia Oyj	9,566	73,047
Nokian Renkaat Oyj	348	10,409
Orion Oyj (Class B)	288	8,132
Sampo Oyj (Class A)	1,716	86,657
Wartsila Oyj Abp	780	34,531

		306,046

FRANCE — 3.1%
Aeroports de Paris	252	30,123
Alcatel-Lucent	3,399	12,850
Alstom SA	636	19,624
AtoS	228	15,738
AXA SA	6,482	163,286
BNP Paribas SA	3,119	189,498
Bollore SA	5,945	31,650
Bureau Veritas SA	612	13,139
Cap Gemini SA	372	30,512
Carrefour SA	852	28,449
Christian Dior SE	240	45,301
CNP Assurances	1,800	31,530
Credit Agricole SA	3,696	54,283
Danone SA	1,644	110,565
Dassault Systemes	204	13,834
Edenred	519	12,940
Essilor International SA	519	59,531
Eutelsat Communications SA	252	8,345
Fonciere Des Regions (c)	168	16,630
Fonciere Des Regions (c)	10	964
Gecina SA	120	16,220
Groupe Eurotunnel SE	1,152	16,505
ICADE	252	22,751
Iliad SA	48	11,202
Kering	252	49,204
Klepierre	623	30,585
L’Oreal SA	792	145,752
Lagardere SCA	240	7,202
Legrand SA	960	51,903
LVMH Moet Hennessy Louis Vuitton SE	804	141,743
Natixis SA	1,872	13,995
Orange SA	5,063	81,375
Pernod Ricard SA	840	99,373
Peugeot SA	768	12,859
Publicis Groupe SA	624	48,139
Remy Cointreau SA	108	7,945
Renault SA	648	58,996
Rexel SA	1,584	29,882
Safran SA	984	68,693
Sanofi	3,023	298,469
Schneider Electric SE	1,848	143,597
SCOR SE	1,056	35,629
Societe BIC SA	72	10,246
Societe Generale SA	2,356	113,790
Sodexo SA	396	38,613
Technip SA	744	45,043
Thales SA	696	38,646
Unibail-Rodamco SE	276	74,417
Valeo SA	72	10,752
Vinci SA	1,443	82,495
Vivendi SA (d)	3,543	87,995
Zodiac Aerospace	780	25,827

		2,808,635

GERMANY — 3.4%
adidas AG	648	51,285
Allianz SE	1,443	250,832
BASF SE	1,563	155,360
Bayer AG	1,872	281,373
Bayerische Motoren Werke AG	996	124,567
Bayerische Motoren Werke AG Preference Shares	576	53,331
Beiersdorf AG	372	32,322
Brenntag AG	600	35,932
Commerzbank AG	2,463	33,992
Continental AG	192	45,428
Daimler AG	2,868	276,389
Deutsche Bank AG	4,311	149,827
Deutsche Boerse AG	495	40,436
Deutsche Post AG	1,812	56,621
Deutsche Telekom AG	7,598	139,132
Deutsche Wohnen AG	780	19,971
Fraport AG Frankfurt Airport Services Worldwide	336	20,089
Fresenius Medical Care AG & Co. KGaA	443	36,854
Fresenius SE & Co. KGaA	648	38,688
GEA Group AG	420	20,317
Hannover Rueck SE	431	44,530
Henkel AG & Co. KGaA	396	40,906
Henkel AG & Co. KGaA Preference Shares	507	59,652
Hugo Boss AG	84	10,217
Infineon Technologies AG	3,983	47,611
MAN SE	48	5,052
Merck KGaA	360	40,423
Muenchener Rueckversicherungs- Gesellschaft AG	660	142,300
Porsche Automobil Holding SE Preference Shares	912	89,594
ProSiebenSat.1 Media AG	455	22,335
SAP SE	2,475	179,505
Siemens AG	2,356	254,805
Symrise AG	840	53,083
Telefonica Deutschland Holding AG	3,251	18,771
Volkswagen AG	48	12,375
Volkswagen AG Preference Shares	564	150,132

		3,034,037

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

GREECE — 0.0% (a)
Eurobank Ergasias SA	19,974	$2,252
FF Group	192	5,720
Hellenic Telecommunications Organization SA	555	4,918
JUMBO SA	495	5,146
National Bank of Greece SA	3,579	4,228
OPAP SA	531	4,979
Piraeus Bank SA	4,566	1,761

		29,004

HONG KONG — 2.1%
AIA Group, Ltd.	24,000	151,063
Beijing Capital International Airport Co., Ltd.	24,000	23,402
Beijing Enterprises Water Group, Ltd.	48,000	32,689
Belle International Holdings, Ltd.	12,000	13,976
BOC Hong Kong Holdings, Ltd.	6,000	21,398
Cheung Kong Infrastructure Holdings, Ltd.	12,000	103,159
China Mobile, Ltd.	18,000	234,953
China Overseas Land & Investment, Ltd.	24,000	77,544
China South City Holdings, Ltd.	24,000	7,863
China Unicom (Hong Kong), Ltd.	24,000	36,528
CITIC, Ltd.	12,000	20,554
CK Hutchison Holdings, Ltd.	12,000	245,787
COSCO Pacific, Ltd.	24,000	31,451
Franshion Properties China, Ltd.	24,000	7,275
GCL Poly Energy Holdings, Ltd.	24,000	6,346
Guangdong Investment, Ltd.	48,000	62,902
Hanergy Thin Film Power Group, Ltd.	24,000	21,607
Hang Lung Properties, Ltd.	12,000	33,742
Hong Kong & China Gas Co., Ltd.	60,000	138,836
Hong Kong Exchanges and Clearing, Ltd.	2,400	58,815
Kunlun Energy Co., Ltd.	48,000	46,619
Lenovo Group, Ltd.	24,000	35,042
Li & Fung, Ltd.	24,000	23,433
Link REIT	6,000	36,992
MTR Corp., Ltd.	12,000	57,113
New World Development Co., Ltd.	24,000	27,829
Sands China, Ltd.	4,800	19,873
Shimao Property Holdings, Ltd.	6,000	12,614
Sun Art Retail Group, Ltd.	6,000	5,224
Sun Hung Kai Properties, Ltd.	12,000	185,114
Swire Properties, Ltd.	4,800	15,633
Wharf Holdings, Ltd.	12,000	83,812
Wynn Macau, Ltd.	4,800	10,389
Yuexiu Property Co., Ltd.	48,000	9,410

		1,898,987

INDIA — 0.8%
Dr. Reddy’s Laboratories, Ltd. ADR	1,188	67,835
ICICI Bank, Ltd. ADR	5,930	61,435
Infosys, Ltd. ADR	7,110	249,419
Larsen & Toubro, Ltd. GDR	2,999	83,672
Mahindra & Mahindra, Ltd. GDR	2,391	45,788
State Bank of India GDR	1,212	51,267
Tata Motors, Ltd. ADR	2,368	106,702
Wipro, Ltd. ADR	4,742	63,163

		729,281

INDONESIA — 0.3%
Astra International Tbk PT	64,800	42,498
Bank Central Asia Tbk PT	18,000	20,409
Bank Mandiri Persero Tbk PT	24,000	22,899
Bank Negara Indonesia Persero Tbk PT	12,000	6,631
Bank Rakyat Indonesia Persero Tbk PT	24,000	24,367
Bumi Serpong Damai Tbk PT	47,200	7,707
Charoen Pokphand Indonesia Tbk PT	18,000	4,880
Jasa Marga Persero Tbk PT	24,000	13,216
Perusahaan Gas Negara Persero Tbk PT	124,800	45,816
Telekomunikasi Indonesia Persero Tbk PT	144,000	31,829
Unilever Indonesia Tbk PT	6,000	18,195
United Tractors Tbk PT	6,000	10,004

		248,451

IRELAND — 1.3%
Accenture PLC (Class A)	1,716	160,772
Actavis PLC	937	278,922
Bank of Ireland	51,284	19,498
Eaton Corp. PLC	1,575	107,006
Endo International PLC	384	34,445
Jazz Pharmaceuticals PLC	144	24,882
Kerry Group PLC (Class A)	348	23,360
Mallinckrodt PLC	276	34,955
Medtronic PLC	3,909	304,863
Pentair PLC	348	21,886
Perrigo Co. PLC	348	57,611
Seagate Technology PLC	672	34,964
Tyco International PLC	1,188	51,155

		1,154,319

ISRAEL — 0.2%
Bank Hapoalim BM	3,363	16,203
Bank Leumi Le-Israel BM	5,171	19,206
Bezeq The Israeli Telecommunication Corp., Ltd.	3,767	7,029
Teva Pharmaceutical Industries, Ltd.	2,195	137,770

		180,208

ITALY — 0.7%
Assicurazioni Generali SpA	3,744	73,626
Atlantia SpA	2,523	66,252
Banca Monte dei Paschi di Siena SpA	8,534	5,664
Banco Popolare SC	672	10,508
Enel Green Power SpA	41,147	76,850
Intesa Sanpaolo SpA (c)	18,473	62,814
Intesa Sanpaolo SpA (c)	12,601	39,220
Luxottica Group SpA	420	26,659
Mediobanca SpA	1,740	16,697
Saipem SpA	876	8,933
Snam SpA	17,307	84,017
Telecom Italia SpA (c)	8,762	10,276
Telecom Italia SpA	37,771	35,495
Terna Rete Elettrica Nazionale SpA	6,911	30,432
UBI Banca SCpA	1,128	8,826
UniCredit SpA	10,525	71,553
UnipolSai SpA	3,687	10,739

		638,561

JAPAN — 7.1%
Alfresa Holdings Corp.	1,200	16,961

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Amada Co., Ltd.	1,200	$11,577
Asahi Group Holdings, Ltd.	1,200	38,159
Astellas Pharma, Inc.	6,000	98,437
Brother Industries, Ltd.	1,200	19,142
Canon, Inc.	3,600	127,520
Central Japan Railway Co.	1,200	217,586
Chugai Pharmaceutical Co., Ltd.	1,200	37,874
Dai-ichi Life Insurance Co., Ltd.	2,400	34,932
Daiichi Sankyo Co., Ltd.	1,200	19,082
Daikin Industries, Ltd.	1,200	80,510
Daiwa House Industry Co., Ltd.	2,400	47,450
Daiwa Securities Group, Inc.	12,000	94,659
Denso Corp.	1,200	54,864
Dentsu, Inc.	1,200	51,532
East Japan Railway Co.	1,200	96,460
FANUC Corp.	1,200	262,664
Fuji Heavy Industries, Ltd.	2,400	79,870
FUJIFILM Holdings Corp.	1,200	42,792
GungHo Online Entertainment, Inc.	1,200	4,703
Hino Motors, Ltd.	1,200	17,161
Hitachi Chemical Co., Ltd.	1,200	25,736
Hitachi Construction Machinery Co., Ltd.	1,200	21,033
Hitachi, Ltd.	12,000	82,371
Honda Motor Co., Ltd.	4,800	156,218
Hoya Corp.	1,200	48,205
Isuzu Motors, Ltd.	1,200	15,985
ITOCHU Corp.	9,600	104,185
Japan Tobacco, Inc.	3,600	114,086
JTEKT Corp.	1,200	18,772
Kao Corp.	1,200	60,038
KDDI Corp.	3,600	81,666
Kirin Holdings Co., Ltd.	1,200	15,780
Komatsu, Ltd.	3,600	70,919
Kyocera Corp.	1,200	65,961
Marubeni Corp.	15,600	90,537
Mazda Motor Corp.	1,200	24,405
Medipal Holdings Corp.	2,400	31,320
Mitsubishi Corp.	6,000	121,101
Mitsubishi Electric Corp.	12,000	142,939
Mitsubishi Heavy Industries, Ltd.	12,000	66,271
Mitsubishi Motors Corp.	1,200	10,857
Mitsubishi UFJ Financial Group, Inc.	40,800	253,016
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	11,907
Mitsui & Co., Ltd.	4,800	64,520
Mizuho Financial Group, Inc.	81,600	143,638
MS&AD Insurance Group Holdings, Inc.	2,400	67,442
NEC Corp.	9,000	26,492
Nidec Corp.	1,200	79,920
Nikon Corp.	1,200	16,110
Nippon Telegraph & Telephone Corp.	1,200	74,016
Nissan Motor Co., Ltd.	7,200	73,486
Nitto Denko Corp.	1,200	80,350
Nomura Holdings, Inc.	12,000	70,664
NTT DoCoMo, Inc.	6,000	104,340
Olympus Corp.	1,200	44,678
ORIX Corp.	4,800	67,582
Otsuka Holdings Co., Ltd.	1,200	37,619
Panasonic Corp.	4,800	63,119
Rakuten, Inc.	2,400	42,397
Resona Holdings, Inc.	8,400	41,788
Ricoh Co., Ltd.	2,400	26,176
SBI Holdings, Inc.	1,200	14,569
Secom Co., Ltd.	1,200	80,300
Sekisui House, Ltd.	2,400	34,932
Seven & i Holdings Co., Ltd.	2,400	101,123
Shin-Etsu Chemical Co., Ltd.	1,200	78,549
Shionogi & Co., Ltd.	1,200	40,075
Shiseido Co., Ltd.	1,200	21,343
Softbank Corp.	2,400	139,687
Sompo Japan Nipponkoa Holdings, Inc.	1,200	37,373
Sony Corp.	2,400	63,840
Sumitomo Corp.	8,400	90,041
Sumitomo Metal Mining Co., Ltd.	12,000	175,960
Sumitomo Mitsui Financial Group, Inc.	3,600	138,131
Sumitomo Mitsui Trust Holdings, Inc.	12,000	49,581
Suzuki Motor Corp.	1,200	36,148
T&D Holdings, Inc.	2,400	33,111
Takeda Pharmaceutical Co., Ltd.	2,400	120,055
Toho Gas Co., Ltd.	12,000	70,144
Tokio Marine Holdings, Inc.	2,400	90,827
Tokyo Gas Co., Ltd.	12,000	75,667
Tokyu Corp.	12,000	74,447
Tokyu Fudosan Holdings Corp.	1,200	8,205
Toshiba Corp.	12,000	50,452
Toyota Motor Corp.	7,200	503,295
Toyota Tsusho Corp.	1,200	31,870
Unicharm Corp.	1,200	31,540
Yahoo! Japan Corp.	3,600	14,889
Yamato Holdings Co., Ltd.	1,200	27,737

		6,445,471

LUXEMBOURG — 0.1%
Altice SA	132	14,297
RTL Group SA	120	11,552
SES SA	612	21,638
Subsea 7 SA	3,935	33,861
Tenaris SA	1,455	20,409

		101,757

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	4,800	9,039

MALAYSIA — 0.4%
Axiata Group Bhd	6,000	11,470
Bumi Armada Bhd	60,300	16,770
CIMB Group Holdings Bhd	12,000	20,154
Gamuda Bhd	9,600	13,220
Genting Bhd	10,800	26,246
Genting Malaysia Bhd	16,800	19,188
IJM Corp. Bhd	7,200	13,998
IOI Properties Group Bhd	8,750	5,151
Malayan Banking Bhd	10,800	27,208
Petronas Chemicals Group Bhd	13,200	20,102
Petronas Dagangan Bhd	4,800	25,921
Petronas Gas Bhd	12,000	74,589
PPB Group Bhd	3,600	14,950
Public Bank Bhd	3,600	18,352
SapuraKencana Petroleum Bhd	47,300	30,141

		337,460

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MEXICO — 0.5%
America Movil SAB de CV (Series L)	85,329	$87,714
Coca-Cola FEMSA SAB de CV (Series L)	1,188	9,495
Fibra Uno Administracion SA de CV REIT	5,003	13,271
Fomento Economico Mexicano SAB de CV	4,742	44,546
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	1,188	7,798
Grupo Aeroportuario del Sureste SAB de CV (Class B)	1,188	16,027
Grupo Financiero Banorte SAB de CV	4,742	27,554
Grupo Financiero Santander Mexico SAB de CV (Class B)	2,368	5,184
Grupo Mexico SAB de CV (Series B)	41,482	122,668
Grupo Televisa SAB	4,742	31,376
Mexichem SAB de CV	1,188	3,107
Minera Frisco SAB de CV	20,151	21,759
OHL Mexico SAB de CV	10,334	19,679
Wal-Mart de Mexico SAB de CV	16,589	41,499

		451,677

NETHERLANDS — 1.4%
Aegon NV	8,366	66,031
Airbus Group NV	1,692	109,832
ASML Holding NV	924	94,067
Chicago Bridge & Iron Co. NV	420	20,689
CNH Industrial NV	2,415	19,764
Core Laboratories NV	264	27,585
Delta Lloyd NV	828	15,598
Gemalto NV	168	13,383
Heineken NV	660	50,349
ING Groep NV	10,034	147,046
Koninklijke Ahold NV	732	14,426
Koninklijke KPN NV	7,694	26,104
Koninklijke Philips NV	2,820	80,033
Koninklijke Vopak NV	2,040	112,615
LyondellBasell Industries NV (Class A)	495	43,461
Mylan NV	1,188	70,508
Nielsen NV	1,032	45,996
OCI NV	204	6,319
QIAGEN NV	348	8,772
Randstad Holding NV	552	33,484
Reed Elsevier NV	1,515	37,733
Sensata Technologies Holding NV	519	29,817
Unilever NV	4,265	178,254
Wolters Kluwer NV	852	27,817

		1,279,683

NEW ZEALAND — 0.0% (a)
Auckland International Airport, Ltd.	8,270	27,908
Spark New Zealand, Ltd.	3,639	8,132

		36,040

NORWAY — 0.2%
DnB ASA	3,119	50,196
Gjensidige Forsikring ASA	336	5,804
Orkla ASA	3,779	28,580
Seadrill, Ltd.	1,992	18,711
Telenor ASA	2,760	55,788

		159,079

PERU — 0.1%
Compania de Minas Buenaventura SA ADR	1,188	12,034
Credicorp, Ltd.	216	30,376
Southern Copper Corp.	1,188	34,666

		77,076

PHILIPPINES — 0.1%
Aboitiz Power Corp.	54,000	53,758
Energy Development Corp.	45,500	8,652
International Container Terminal Services, Inc.	2,400	5,799
JG Summit Holdings, Inc.	4,720	7,655
Philippine Long Distance Telephone Co.	300	19,168
SM Investments Corp.	360	7,244
SM Prime Holdings, Inc.	22,800	10,191
Universal Robina Corp.	1,440	7,281

		119,748

POLAND — 0.2%
Bank Pekao SA	420	20,360
Bank Zachodni WBK SA	96	8,735
Cyfrowy Polsat SA (d)	864	5,686
KGHM Polska Miedz SA	1,283	40,607
mBank	48	5,575
Orange Polska SA	2,111	5,306
Powszechna Kasa Oszczednosci Bank Polski SA	3,131	28,077
Powszechny Zaklad Ubezpieczen SA	204	26,310

		140,656

PORTUGAL — 0.0% (a)
Banco Comercial Portugues SA	69,158	7,108
Galp Energia SGPS SA	1,467	15,858

		22,966

QATAR — 0.1%
Barwa Real Estate Co.	627	7,766
Commercial Bank of Qatar QSC	435	6,571
Doha Bank QSC	444	6,133
Industries Qatar QSC	420	16,033
Ooredoo QSC	444	12,157
Qatar National Bank SAQ	473	25,136

		73,796

RUSSIA — 0.3%
Magnit PJSC GDR	948	48,395
MegaFon OAO GDR	1,200	19,200
Mobile Telesystems OJSC ADR	3,555	35,906
Moscow Exchange MICEX-RTS OAO	14,448	16,904
Rostelecom OJSC ADR	948	7,499
RusHydro JSC ADR	41,362	40,038
Sberbank of Russia ADR	8,294	36,444
Sberbank Preference Shares	11,858	9,237
Uralkali PJSC GDR	1,307	17,448
VTB Bank OJSC GDR	14,581	29,425

		260,496

SINGAPORE — 0.8%
Ascendas REIT	12,000	22,658
Avago Technologies, Ltd.	624	79,235
CapitaMall Trust	12,000	19,246

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

DBS Group Holdings, Ltd.	12,000	$178,115
Genting Singapore PLC	24,000	16,097
Global Logistic Properties, Ltd.	12,000	23,183
Oversea-Chinese Banking Corp., Ltd.	12,000	92,469
Singapore Telecommunications, Ltd.	36,000	114,952
UOL Group, Ltd.	12,000	66,837
Wilmar International, Ltd.	24,000	57,039
Yangzijiang Shipbuilding Holdings, Ltd.	24,000	22,133

		691,964

SOUTH AFRICA — 0.8%
Aspen Pharmacare Holdings, Ltd.	696	22,058
Barclays Africa Group, Ltd.	780	11,910
Barloworld, Ltd.	660	5,055
Bidvest Group, Ltd.	696	18,880
Brait SE	1,152	7,939
FirstRand, Ltd.	12,337	56,857
Foschini Group, Ltd.	648	9,657
Growthpoint Properties, Ltd. REIT	13,108	31,017
Investec, Ltd.	1,068	8,860
Kumba Iron Ore, Ltd.	2,135	27,489
Liberty Holdings, Ltd.	1,283	17,774
Mediclinic International, Ltd.	696	7,008
Mr. Price Group, Ltd.	288	6,180
MTN Group, Ltd.	4,931	83,430
Naspers, Ltd. (Class N)	984	151,869
Nedbank Group, Ltd.	876	17,191
Redefine Properties, Ltd.	15,064	15,417
Remgro, Ltd.	264	5,791
RMB Holdings, Ltd.	4,787	27,609
Sanlam, Ltd.	3,923	25,375
Shoprite Holdings, Ltd.	1,044	14,154
Spar Group, Ltd.	455	7,086
Standard Bank Group, Ltd.	4,751	65,876
Steinhoff International Holdings, Ltd.	4,682	29,380
Telkom SA SOC, Ltd.	1,044	6,824
Truworths International, Ltd.	1,116	8,129
Vodacom Group, Ltd.	1,704	18,661
Woolworths Holdings, Ltd.	2,219	15,778

		723,254

SOUTH KOREA — 1.5%
AmorePacific Corp.	12	36,288
AmorePacific Group	12	16,224
BS Financial Group, Inc.	360	4,932
Celltrion, Inc.	189	11,908
Coway Co., Ltd.	120	9,897
Daelim Industrial Co., Ltd.	216	12,577
Daewoo Engineering & Construction Co., Ltd.	948	6,776
Daewoo International Corp.	240	5,743
Daewoo Securities Co., Ltd.	591	6,899
Daum Kakao Corp.	48	4,993
Dongbu Insurance Co., Ltd.	120	5,349
Doosan Corp.	60	6,300
E-Mart Co., Ltd.	72	15,121
GS Engineering & Construction Corp.	228	6,206
Hana Financial Group, Inc.	948	24,566
Hanwha Life Insurance Co., Ltd.	828	5,500
Hyundai Department Store Co., Ltd.	96	12,893
Hyundai Development Co.-Engineering & Construction	240	12,331
Hyundai Engineering & Construction Co., Ltd.	312	14,174
Hyundai Glovis Co., Ltd.	36	7,333
Hyundai Marine & Fire Insurance Co., Ltd.	240	5,365
Hyundai Mobis Co., Ltd.	264	58,656
Hyundai Motor Co.	444	67,433
Hyundai Motor Co. Preference Shares (c)	144	14,797
Hyundai Motor Co. Preference Shares (c)	144	14,407
Hyundai Wia Corp.	36	4,592
Industrial Bank of Korea	828	9,963
Kangwon Land, Inc.	591	18,458
KB Financial Group, Inc.	1,080	38,257
KEPCO Plant Service & Engineering Co., Ltd.	72	6,334
Kia Motors Corp.	888	36,178
Korea Aerospace Industries, Ltd.	120	6,100
Korea Gas Corp.	708	25,845
Korea Zinc Co., Ltd.	72	27,516
KT&G Corp.	495	39,575
LG Electronics, Inc.	132	7,008
LG Household & Health Care, Ltd.	24	18,193
Lotte Shopping Co., Ltd.	24	5,138
NAVER Corp.	72	43,546
NCSoft Corp.	48	7,853
Orion Corp.	12	12,525
Paradise Co., Ltd.	240	5,246
S1 Corp.	96	7,260
Samsung C&T Corp.	519	27,787
Samsung Card Co., Ltd.	144	5,328
Samsung Electronics Co., Ltd.	276	358,480
Samsung Electronics Co., Ltd. Preference Share	60	59,705
Samsung Fire & Marine Insurance Co., Ltd.	84	20,253
Samsung Heavy Industries Co., Ltd.	360	5,857
Samsung Life Insurance Co., Ltd.	180	15,689
Samsung SDI Co., Ltd.	96	11,811
Samsung Securities Co., Ltd.	168	7,874
Shinhan Financial Group Co., Ltd.	1,188	44,920
SK C&C Co., Ltd.	48	10,059
SK Hynix, Inc.	1,308	53,702
SK Telecom Co., Ltd.	60	14,737
Woori Bank	1,308	11,059

		1,353,516

SPAIN — 1.2%
Abertis Infraestructuras SA	3,071	55,526
Amadeus IT Holding SA (Class A)	1,008	43,260
Banco Bilbao Vizcaya Argentaria SA	14,973	151,290
Banco de Sabadell SA	6,770	16,570
Banco Popular Espanol SA	3,891	19,048
Banco Santander SA	33,757	254,401
Bankia SA	9,966	13,893
CaixaBank SA	4,463	21,163
Enagas SA	2,267	64,838
Ferrovial SA	648	13,780
Grifols SA	168	7,214

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Inditex SA	2,415	$77,500
Mapfre SA	10,813	39,473
Red Electrica Corp. SA	1,056	85,900
Telefonica SA	12,481	177,745

		1,041,601

SWEDEN — 1.2%
Alfa Laval AB	948	18,632
Assa Abloy AB (Class B)	624	37,191
Atlas Copco AB (Class A)	972	31,479
Atlas Copco AB (Class B)	2,279	67,360
Autoliv, Inc.	192	22,612
Boliden AB	7,954	158,083
Electrolux AB (Series B)	228	6,535
Getinge AB (Class B)	288	7,133
Hennes & Mauritz AB (Class B)	2,231	90,414
Hexagon AB, (Class B)	264	9,386
ICA Gruppen AB	472	15,823
Industrivarden AB (Class C)	420	7,885
Investor AB (Class B)	1,455	57,987
Kinnevik Investment AB (Class B)	552	18,440
Lundin Petroleum AB	5,498	75,291
Nordea Bank AB	7,043	85,995
Sandvik AB	2,451	27,412
Skandinaviska Enskilda Banken AB (Class A)	2,339	27,366
SKF AB (Class B)	372	9,611
Svenska Handelsbanken AB (Class A)	483	21,803
Swedbank AB (Class A)	1,259	30,088
Swedish Match AB	495	14,556
Telefonaktiebolaget LM Ericsson (Class B)	7,370	92,637
TeliaSonera AB	8,282	52,627
Volvo AB (Class B)	4,883	59,055

		1,045,401

SWITZERLAND — 3.6%
ABB, Ltd.	5,654	120,089
ACE, Ltd.	1,188	132,450
Actelion, Ltd.	168	19,476
Adecco SA	552	46,033
Baloise Holding AG	48	6,360
Cie Financiere Richemont SA	1,319	106,329
Credit Suisse Group AG	4,288	115,577
EMS-Chemie Holding AG	84	34,269
Geberit AG	60	22,547
Givaudan SA	60	108,844
Julius Baer Group, Ltd.	348	17,470
Kuehne + Nagel International AG	168	24,993
Nestle SA	8,126	614,072
Novartis AG	5,750	569,198
Roche Holding AG	1,704	470,341
Schindler Holding AG	84	13,993
Sika AG	12	42,982
Sulzer AG	48	5,288
Swatch Group AG (c)	60	25,457
Swatch Group AG (c)	288	24,166
Swiss Life Holding AG	156	38,627
Swiss Re AG	1,343	130,110
Swisscom AG	36	20,922
Syngenta AG	408	138,912
TE Connectivity, Ltd.	1,176	84,225
UBS Group AG	9,263	174,712
Zurich Insurance Group AG	396	134,256

		3,241,698

TAIWAN — 1.1%
Advanced Semiconductor Engineering, Inc.	12,000	16,203
Cathay Financial Holding Co., Ltd.	24,000	38,351
China Development Financial Holding Corp.	48,000	16,644
Chunghwa Telecom Co., Ltd.	12,000	38,159
Compal Electronics, Inc.	12,000	9,990
CTBC Financial Holding Co., Ltd.	48,000	31,908
E.Sun Financial Holding Co., Ltd.	12,000	7,344
Far Eastern New Century Corp.	12,000	12,387
Far EasTone Telecommunications Co., Ltd.	12,000	28,955
Farglory Land Development Co., Ltd.	12,000	13,845
First Financial Holding Co., Ltd	24,000	14,267
Formosa Petrochemical Corp.	60,000	131,352
Formosa Plastics Corp.	12,000	29,108
Fubon Financial Holding Co., Ltd.	24,000	43,106
Hon Hai Precision Industry Co., Ltd.	24,000	70,259
Inotera Memories, Inc.	12,000	16,012
Inventec Corp.	12,000	8,687
Mega Financial Holding Co., Ltd.	36,000	29,856
Pou Chen Corp.	12,000	16,798
Quanta Computer, Inc.	12,000	28,993
Ruentex Development Co., Ltd.	12,000	18,409
Shin Kong Financial Holding Co., Ltd.	36,000	10,228
SinoPac Financial Holdings Co., Ltd.	24,000	10,010
Taishin Financial Holding Co., Ltd.	24,000	10,201
Taiwan Mobile Co., Ltd.	12,000	41,994
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	279,003
Teco Electric & Machinery Co., Ltd.	12,000	11,429
Yuanta Financial Holding Co., Ltd.	60,000	30,201

		1,013,699

THAILAND — 0.2%
Advanced Info Service PCL NVDR	2,400	17,480
Airports of Thailand PCL NVDR	2,400	20,652
Bangkok Bank PCL NVDR	3,600	20,412
BTS Group Holdings PCL, NVDR	22,800	6,411
CP ALL PCL, NVDR	9,600	12,096
Energy Absolute PCL, NVDR	54,000	41,902
Kasikornbank PCL NVDR	4,800	33,780
Krung Thai Bank PCL, NVDR	10,800	7,567
Siam Commercial Bank PCL, NVDR	4,800	26,257

		186,557

TURKEY — 0.1%
Akbank TAS	2,796	8,238
BIM Birlesik Magazalar AS	264	4,687
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,533	16,512
KOC Holding AS	6,875	31,376
TAV Havalimanlari Holding AS	720	6,031
Turkcell Iletisim Hizmetleri AS	3,287	16,900
Turkiye Garanti Bankasi AS	3,555	11,679
Turkiye Halk Bankasi AS	1,431	7,082

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Turkiye Is Bankasi (Class C)	3,351	$7,576
Turkiye Vakiflar Bankasi Tao (Class D)	2,796	4,587

		114,668

UNITED ARAB EMIRATES — 0.0% (a)
Aldar Properties PJSC	5,985	3,862
DP World, Ltd.	594	12,830
Emaar Properties PJSC	6,597	11,855
First Gulf Bank PJSC	996	3,959

		32,506

UNITED KINGDOM — 7.2%
3i Group PLC	7,298	52,263
Aberdeen Asset Management PLC	2,904	19,813
Admiral Group PLC	324	7,359
Aggreko PLC	336	7,617
Amec Foster Wheeler PLC	7,742	104,069
Antofagasta PLC	13,876	150,887
Aon PLC	612	58,825
ARM Holdings PLC	3,579	58,709
Ashtead Group PLC	1,728	27,807
Associated British Foods PLC	720	30,120
AstraZeneca PLC	3,292	226,096
Aviva PLC	8,618	69,085
Babcock International Group PLC	1,680	24,553
BAE Systems PLC	11,329	88,042
Barclays PLC	43,954	158,296
British American Tobacco PLC	5,486	284,102
British Land Co. PLC	3,328	41,129
BT Group PLC	27,007	175,603
Bunzl PLC	1,455	39,549
Burberry Group PLC	1,319	33,933
Capita PLC	2,183	36,166
Cobham PLC	6,458	29,163
Compass Group PLC	1,415	24,619
Croda International PLC	1,008	40,986
Delphi Automotive PLC	672	53,585
Diageo PLC	7,790	215,037
Direct Line Insurance Group PLC	3,947	18,691
Dixons Carphone PLC	1,596	9,778
Ensco PLC (Class A)	1,283	27,033
Experian PLC	3,779	62,663
Fresnillo PLC	1,848	18,723
Friends Life Group, Ltd.	4,658	28,600
GlaxoSmithKline PLC	12,613	289,473
Hammerson PLC	4,151	40,978
Hargreaves Lansdown PLC	396	6,772
HSBC Holdings PLC	50,652	431,607
ICAP PLC	1,479	11,571
IMI PLC	1,420	26,877
Imperial Tobacco Group PLC	3,227	141,942
Indivior PLC	1,800	5,077
Inmarsat PLC	672	9,233
Intertek Group PLC	507	18,801
Intu Properties PLC	4,811	24,854
Investec PLC	1,680	13,991
ITV PLC	10,830	40,659
J Sainsbury PLC	1,716	6,603
Johnson Matthey PLC	1,563	78,565
Kingfisher PLC	7,610	42,997
Land Securities Group PLC	2,595	48,269
Legal & General Group PLC	16,756	69,300
Liberty Global PLC (Class A)	876	45,088
Liberty Global PLC (Series C)	1,044	52,002
Lloyds Banking Group PLC	150,444	174,826
London Stock Exchange Group PLC	612	22,340
Marks & Spencer Group PLC	4,670	37,090
Meggitt PLC	4,091	33,311
Melrose Industries PLC	4,314	17,772
National Grid PLC	11,761	150,970
Next PLC	420	43,800
Old Mutual PLC	12,089	39,858
Pearson PLC	2,368	51,007
Persimmon PLC	1,319	32,562
Petrofac, Ltd.	2,640	37,349
Prudential PLC	6,854	170,122
Randgold Resources, Ltd.	816	56,849
Reckitt Benckiser Group PLC	1,800	154,982
Reed Elsevier PLC	3,675	63,230
Rolls-Royce Holdings PLC	5,450	77,103
Royal Bank of Scotland Group PLC	6,650	33,565
Royal Dutch Shell PLC (Class B)	2,595	80,859
Royal Mail PLC	1,872	12,183
RSA Insurance Group PLC	2,040	12,746
SABMiller PLC	2,832	148,825
Sage Group PLC	2,892	20,036
Schroders PLC	648	30,783
Segro PLC	3,767	23,314
Severn Trent PLC	2,832	86,563
Shire PLC	1,491	118,748
Signet Jewelers, Ltd.	180	24,982
Sky PLC	3,483	51,343
Smith & Nephew PLC	2,844	48,299
Smiths Group PLC	1,848	30,671
Sports Direct International PLC	936	8,462
Standard Chartered PLC	6,875	111,602
Standard Life PLC	4,761	33,614
Tesco PLC	18,700	67,138
Travis Perkins PLC	1,128	32,653
Unilever PLC	3,555	148,559
United Utilities Group PLC	7,790	107,895
Vodafone Group PLC	72,795	238,228
Weir Group PLC	912	23,029
Whitbread PLC	624	48,586
William Hill PLC	3,305	18,197
Wolseley PLC	972	57,616
WPP PLC	4,835	109,888

		6,519,115

UNITED STATES — 48.8%
3M Co.	1,539	253,858
Abbott Laboratories	4,127	191,204
AbbVie, Inc.	3,995	233,867
Activision Blizzard, Inc.	1,188	26,997
Adobe Systems, Inc.	1,188	87,841
ADT Corp.	588	24,414
Advance Auto Parts, Inc.	156	23,352
Aetna, Inc.	1,188	126,558
Affiliated Managers Group, Inc.	132	28,351
Aflac, Inc.	1,716	109,841

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Agilent Technologies, Inc.	1,188	$49,361
Akamai Technologies, Inc.	384	27,281
Alexion Pharmaceuticals, Inc.	455	78,852
Alleghany Corp.	48	23,376
Alliance Data Systems Corp.	120	35,550
Allstate Corp.	1,188	84,550
Ally Financial, Inc.	612	12,840
Altera Corp.	1,188	50,977
Altria Group, Inc.	5,927	296,469
Amazon.com, Inc.	948	352,751
American Capital Agency Corp.	1,188	25,340
American Express Co.	2,571	200,847
American International Group, Inc.	4,742	259,814
American Realty Capital Properties, Inc.	2,356	23,207
American Tower Corp.	924	86,995
American Water Works Co., Inc.	2,736	148,319
Ameriprise Financial, Inc.	576	75,364
AmerisourceBergen Corp.	564	64,110
AMETEK, Inc.	1,188	62,418
Amgen, Inc.	1,884	301,157
Amphenol Corp. (Class A)	467	27,520
Analog Devices, Inc.	1,188	74,844
Annaly Capital Management, Inc.	4,742	49,317
Antero Resources Corp.	1,283	45,316
Anthem, Inc.	840	129,704
Apple, Inc.	14,224	1,769,892
Applied Materials, Inc.	3,555	80,201
Arrow Electronics, Inc.	372	22,748
Ashland, Inc.	336	42,776
Assurant, Inc.	443	27,205
AT&T, Inc.	13,036	425,625
Autodesk, Inc.	472	27,678
Automatic Data Processing, Inc.	1,188	101,740
AutoZone, Inc.	84	57,301
AvalonBay Communities, Inc.	348	60,639
Avery Dennison Corp.	540	28,571
Avnet, Inc.	1,188	52,866
Avon Products, Inc.	1,188	9,492
Axis Capital Holdings, Ltd.	467	24,088
Baker Hughes, Inc.	2,368	150,557
Bank of America Corp.	26,071	401,233
Bank of New York Mellon Corp.	3,555	143,053
Baxter International, Inc.	1,431	98,024
BB&T Corp.	1,752	68,310
BE Aerospace, Inc.	360	22,903
Becton, Dickinson and Co.	536	76,964
Bed Bath & Beyond, Inc.	300	23,033
Berkshire Hathaway, Inc. (Class B)	2,892	417,373
Best Buy Co., Inc.	1,088	41,116
Biogen, Inc.	576	243,210
BlackRock, Inc.	408	149,263
Boeing Co.	1,872	280,950
BorgWarner, Inc.	483	29,212
Boston Properties, Inc.	276	38,772
Boston Scientific Corp.	3,555	63,101
Bristol-Myers Squibb Co.	4,091	263,870
Broadcom Corp. (Class A)	1,608	69,618
Brown-Forman Corp. (Class B)	519	46,892
C.R. Bard, Inc.	180	30,123
CA, Inc.	2,168	70,698
Cameron International Corp.	1,188	53,603
Campbell Soup Co.	408	18,992
Capital One Financial Corp.	1,932	152,280
Cardinal Health, Inc.	1,088	98,214
CarMax, Inc.	431	29,743
Caterpillar, Inc.	1,680	134,450
CBRE Group, Inc.	912	35,304
CBS Corp. (Class B)	1,188	72,028
Celanese Corp. (Series A)	1,188	66,362
Celgene Corp.	1,944	224,104
CenturyLink, Inc.	1,188	41,045
Cerner Corp.	744	54,505
Charles Schwab Corp.	2,955	89,950
Charter Communications, Inc. (Class A)	132	25,491
Cheniere Energy, Inc.	1,596	123,530
Chipotle Mexican Grill, Inc.	72	46,839
Chubb Corp.	720	72,792
Cigna Corp.	792	102,516
Cimarex Energy Co.	216	24,859
Cisco Systems, Inc.	13,549	372,936
Citigroup, Inc.	7,922	408,141
Citrix Systems, Inc.	384	24,526
CME Group, Inc.	828	78,420
Coach, Inc.	702	29,084
Cobalt International Energy, Inc.	9,482	89,226
Coca-Cola Co.	10,669	432,628
Coca-Cola Enterprises, Inc.	1,188	52,510
Cognizant Technology Solutions Corp. (Class A)	1,563	97,516
Colgate-Palmolive Co.	2,368	164,197
Comcast Corp. (Class A)	5,295	299,009
Comcast Corp. (Class A) Special	1,188	66,605
Computer Sciences Corp.	384	25,068
Consolidated Edison, Inc.	888	54,168
Constellation Brands, Inc. (Class A)	624	72,515
Cooper Cos., Inc.	120	22,490
Corning, Inc.	3,555	80,627
Costco Wholesale Corp.	1,379	208,912
Crown Castle International Corp.	756	62,400
CSX Corp.	1,188	39,347
Cummins, Inc.	588	81,520
CVS Health Corp.	3,555	366,912
D.R. Horton, Inc.	1,188	33,834
Danaher Corp.	2,028	172,177
DaVita HealthCare Partners, Inc.	300	24,384
Deere & Co.	1,188	104,176
DIRECTV	1,271	108,162
Discover Financial Services	1,188	66,944
Discovery Communications, Inc. (Series A)	1,188	36,543
DISH Network Corp. (Class A)	495	34,680
Dollar General Corp.	660	49,751
Dollar Tree, Inc.	288	23,370
Dover Corp.	636	43,960
Dr. Pepper Snapple Group, Inc.	552	43,321
E. I. du Pont de Nemours & Co.	1,860	132,934
eBay, Inc.	2,832	163,350
Ecolab, Inc.	1,563	178,776
Edwards Lifesciences Corp.	228	32,481

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Electronic Arts, Inc.	672	$39,524
Eli Lilly & Co.	2,368	172,035
EMC Corp.	5,927	151,494
Emerson Electric Co.	2,368	134,076
EOG Resources, Inc.	1,188	108,928
Equifax, Inc.	431	40,083
Equinix, Inc.	84	19,559
Equity Residential	876	68,205
Estee Lauder Cos., Inc. (Class A)	744	61,871
Everest Re Group, Ltd.	276	48,024
Eversource Energy	2,368	119,631
Expedia, Inc.	252	23,721
Expeditors International of Washington, Inc.	1,188	57,238
Express Scripts Holding Co.	2,076	180,135
Exxon Mobil Corp.	1,188	100,980
F5 Networks, Inc.	156	17,931
Facebook, Inc. (Class A)	4,751	390,603
Fastenal Co.	1,188	49,225
Fidelity National Information Services, Inc.	1,088	74,049
Fifth Third Bancorp	2,368	44,637
Fiserv, Inc.	588	46,687
FleetCor Technologies, Inc.	156	23,544
Flowserve Corp.	564	31,860
Fluor Corp.	1,188	67,906
FMC Technologies, Inc.	1,620	59,956
FNF Group	300	11,028
Foot Locker, Inc.	324	20,412
Ford Motor Co.	8,294	133,865
Fossil Group, Inc.	132	10,883
Franklin Resources, Inc.	1,188	60,968
Freeport-McMoRan, Inc.	3,555	67,367
Frontier Communications Corp.	2,368	16,694
Gap, Inc.	612	26,518
Garmin, Ltd.	324	15,396
General Dynamics Corp.	924	125,415
General Electric Co.	27,257	676,246
General Growth Properties, Inc.	1,188	35,105
General Mills, Inc.	2,368	134,029
General Motors Co.	2,368	88,800
Genworth Financial, Inc. (Class A)	2,368	17,310
Gilead Sciences, Inc.	3,555	348,852
Goldman Sachs Group, Inc.	1,188	223,308
Google, Inc. (Class A)	684	379,415
Google, Inc. (Class C)	720	394,560
H&R Block, Inc.	1,188	38,099
Halliburton Co.	3,555	155,993
Hanesbrands, Inc.	864	28,953
Harley-Davidson, Inc.	540	32,800
Hartford Financial Services Group, Inc.	1,968	82,302
HCA Holdings, Inc.	564	42,430
HCP, Inc.	1,188	51,333
Health Care REIT, Inc.	792	61,269
Helmerich & Payne, Inc.	552	37,575
Henry Schein, Inc.	336	46,912
Hershey Co.	528	53,280
Hertz Global Holdings, Inc.	1,188	25,756
Hewlett-Packard Co.	4,742	147,761
HollyFrontier Corp.	588	23,679
Hologic, Inc.	502	16,579
Home Depot, Inc.	3,455	392,523
Honeywell International, Inc.	1,644	171,486
Host Hotels & Resorts, Inc.	1,188	23,974
Humana, Inc.	443	78,863
Huntington Bancshares, Inc.	1,188	13,127
IHS, Inc. (Class A)	192	21,842
Illinois Tool Works, Inc.	1,479	143,670
Illumina, Inc.	324	60,147
Incyte Corp.	252	23,098
Ingersoll-Rand PLC	828	56,370
Intel Corp.	13,036	407,636
Intercontinental Exchange, Inc.	276	64,383
International Business Machines Corp.	2,368	380,064
International Flavors & Fragrances, Inc.	948	111,295
Interpublic Group of Cos., Inc.	1,188	26,279
Intuit, Inc.	612	59,340
Intuitive Surgical, Inc.	84	42,423
Invesco, Ltd.	1,188	47,152
Iron Mountain, Inc.	156	5,691
J.M. Smucker Co.	431	49,880
Jacobs Engineering Group, Inc.	1,188	53,650
Johnson & Johnson	7,107	714,964
Johnson Controls, Inc.	1,188	59,923
Joy Global, Inc.	408	15,985
JPMorgan Chase & Co.	9,482	574,420
Juniper Networks, Inc.	1,188	26,825
Kansas City Southern	324	33,074
Kellogg Co.	988	65,159
Keurig Green Mountain, Inc.	312	34,860
KeyCorp	2,368	33,531
Kimberly-Clark Corp.	192	20,565
Kimco Realty Corp.	1,188	31,898
Kinder Morgan, Inc.	7,901	332,316
KLA-Tencor Corp.	528	30,777
KLX, Inc.	180	6,937
Kohl’s Corp.	396	30,987
Kraft Foods Group, Inc.	1,860	162,034
L Brands, Inc.	552	52,048
L-3 Communications Holdings, Inc.	300	37,737
Lam Research Corp.	483	33,924
Las Vegas Sands Corp.	1,188	65,388
Lennar Corp. (Class A)	507	26,268
Level 3 Communications, Inc.	300	16,152
Liberty Interactive Corp. (Class A)	1,188	34,678
Liberty Media Corp. (Class A)	472	18,196
Liberty Media Corp. (Class C)	507	19,367
Lincoln National Corp.	1,188	68,262
Linear Technology Corp.	576	26,957
LinkedIn Corp. (Class A)	240	59,966
LKQ Corp.	534	13,649
Lockheed Martin Corp.	768	155,873
Loews Corp.	1,188	48,506
Lorillard, Inc.	1,188	77,636
Lowe’s Cos., Inc.	2,368	176,156
M&T Bank Corp.	216	27,432
Macy’s, Inc.	804	52,188
ManpowerGroup, Inc.	540	46,521
Marathon Petroleum Corp.	756	77,407

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Marsh & McLennan Cos., Inc.	853	$47,845
Masco Corp.	1,188	31,720
Mastercard, Inc. (Class A)	2,368	204,572
Mattel, Inc.	1,188	27,146
McCormick & Co., Inc.	564	43,490
McDonald’s Corp.	2,760	268,934
McGraw Hill Financial, Inc.	588	60,799
McKesson Corp.	624	141,149
Mead Johnson Nutrition Co.	552	55,493
Merck & Co., Inc.	7,107	408,510
MetLife, Inc.	3,555	179,705
Micron Technology, Inc.	2,368	64,244
Microsoft Corp.	18,963	770,941
Molson Coors Brewing Co. (Class B)	408	30,376
Mondelez International, Inc. (Class A)	5,147	185,755
Monsanto Co.	1,836	206,623
Monster Beverage Corp.	384	53,144
Moody’s Corp.	336	34,877
Morgan Stanley	4,342	154,966
Mosaic Co.	132	6,080
Motorola Solutions, Inc.	483	32,202
NASDAQ OMX Group, Inc.	431	21,955
National Oilwell Varco, Inc.	2,368	118,376
NetApp, Inc.	1,188	42,126
Netflix, Inc.	132	55,003
News Corp. (Class A)	1,224	19,596
NIKE, Inc. (Class B)	1,824	183,002
Norfolk Southern Corp.	495	50,945
Northern Trust Corp.	600	41,790
Northrop Grumman Corp.	744	119,754
Nuance Communications, Inc.	1,188	17,048
NVIDIA Corp.	2,368	49,550
O’Reilly Automotive, Inc.	252	54,492
Oceaneering International, Inc.	1,188	64,069
Omnicom Group, Inc.	708	55,210
Oracle Corp.	9,482	409,148
PACCAR, Inc.	1,188	75,010
Pall Corp.	396	39,754
Palo Alto Networks, Inc.	96	14,024
Parker-Hannifin Corp.	483	57,371
PartnerRe, Ltd.	264	30,183
Paychex, Inc.	612	30,364
Pepco Holdings, Inc.	1,188	31,874
PepsiCo, Inc.	4,055	387,739
Pfizer, Inc.	16,589	577,131
PG&E Corp.	2,368	125,670
Philip Morris International, Inc.	4,359	328,363
Pioneer Natural Resources Co.	216	35,318
PNC Financial Services Group, Inc.	1,596	148,811
Polaris Industries, Inc.	132	18,625
PPG Industries, Inc.	168	37,891
Precision Castparts Corp.	443	93,030
Priceline Group, Inc.	132	153,668
Principal Financial Group, Inc.	839	43,099
Procter & Gamble Co.	7,107	582,348
Progressive Corp.	1,188	32,314
ProLogis, Inc.	1,431	62,334
Prudential Financial, Inc.	1,608	129,138
Public Storage	396	78,067
Pulte Group, Inc.	1,188	26,409
PVH Corp.	240	25,574
QUALCOMM, Inc.	4,542	314,942
Quanta Services, Inc.	1,188	33,894
Quest Diagnostics, Inc.	360	27,666
Ralph Lauren Corp.	204	26,826
Raymond James Financial, Inc.	324	18,397
Raytheon Co.	988	107,939
Realogy Holdings Corp.	431	19,602
Realty Income Corp.	455	23,478
Red Hat, Inc.	336	25,452
Regeneron Pharmaceuticals, Inc.	180	81,266
Regions Financial Corp.	4,742	44,812
Reynolds American, Inc.	1,188	81,865
Robert Half International, Inc.	396	23,966
Rockwell Automation, Inc.	588	68,202
Rockwell Collins, Inc.	495	47,792
Roper Industries, Inc.	348	59,856
Ross Stores, Inc.	507	53,418
Salesforce.com, Inc.	1,188	79,370
SanDisk Corp.	624	39,699
SBA Communications Corp. (Class A)	180	21,078
Schlumberger, Ltd.	4,642	387,328
Sealed Air Corp.	788	35,901
Sempra Energy	888	96,810
ServiceNow, Inc.	192	15,126
Sherwin-Williams Co.	467	132,862
Sigma-Aldrich Corp.	948	131,061
Simon Property Group, Inc.	768	150,252
Sirius XM Holdings, Inc.	5,123	19,570
Skyworks Solutions, Inc.	455	44,722
SL Green Realty Corp.	180	23,108
Snap-On, Inc.	240	35,294
Spectra Energy Corp.	5,927	214,380
Sprint Corp.	1,307	6,195
St. Jude Medical, Inc.	1,088	71,155
Stanley Black & Decker, Inc.	636	60,649
Staples, Inc.	2,368	38,563
Starbucks Corp.	2,040	193,188
State Street Corp.	1,188	87,354
Stryker Corp.	1,188	109,593
SunTrust Banks, Inc.	1,188	48,815
Superior Energy Services, Inc.	2,368	52,901
Symantec Corp.	2,368	55,328
Synopsys, Inc.	528	24,457
Sysco Corp.	2,268	85,572
T-Mobile US, Inc.	588	18,634
T. Rowe Price Group, Inc.	768	62,193
Target Corp.	1,188	97,499
TD Ameritrade Holding Corp.	1,088	40,539
Tesla Motors, Inc.	204	38,509
Tesoro Corp.	1,668	152,272
Texas Instruments, Inc.	2,368	135,414
Textron, Inc.	1,088	48,231
Thermo Fisher Scientific, Inc.	1,188	159,596
Tiffany & Co.	384	33,796
Time Warner Cable, Inc.	720	107,914
Time Warner, Inc.	2,368	199,954
TJX Cos., Inc.	1,860	130,293

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Toll Brothers, Inc.	988	$38,868
Towers Watson & Co. (Class A)	240	31,724
Tractor Supply Co.	300	25,518
TransDigm Group, Inc.	132	28,871
Travelers Cos., Inc.	1,188	128,458
Trimble Navigation, Ltd.	1,188	29,938
TripAdvisor, Inc.	276	22,955
TRW Automotive Holdings Corp.	192	20,131
Twenty-First Century Fox, Inc. (Class A)	2,676	90,556
Twenty-First Century Fox, Inc. (Class B)	2,207	72,566
Twitter, Inc.	816	40,865
U.S. Bancorp	4,742	207,083
Under Armour, Inc. (Class A)	360	29,070
Union Pacific Corp.	2,088	226,151
United Parcel Service, Inc. (Class B)	1,367	132,517
United Rentals, Inc.	324	29,536
United Technologies Corp.	2,808	329,098
UnitedHealth Group, Inc.	2,595	306,963
Unum Group	1,188	40,071
V.F. Corp.	876	65,972
Vantiv, Inc. (Class A)	192	7,238
Varian Medical Systems, Inc.	252	23,711
Ventas, Inc.	648	47,317
Verisk Analytics, Inc. (Class A)	372	26,561
Verizon Communications, Inc.	10,669	518,833
Vertex Pharmaceuticals, Inc.	519	61,226
Viacom, Inc. (Class B)	1,188	81,140
Visa, Inc. (Class A)	5,132	335,684
VMware, Inc. (Class A)	216	17,714
Voya Financial, Inc.	443	19,098
W.W. Grainger, Inc.	228	53,765
Wabtec Corp.	396	37,624
Wal-Mart Stores, Inc.	4,276	351,701
Walgreens Boots Alliance, Inc.	2,368	200,522
Walt Disney Co.	4,359	457,216
Waters Corp.	204	25,361
Wells Fargo & Co.	12,541	682,230
Western Digital Corp.	624	56,790
Western Union Co.	1,188	24,722
Whirlpool Corp.	144	29,097
Whole Foods Market, Inc.	1,188	61,871
Williams Cos., Inc.	3,555	179,847
Workday, Inc. (Class A)	156	13,168
Wyndham Worldwide Corp.	240	21,713
Wynn Resorts, Ltd.	204	25,680
Xerox Corp.	3,555	45,682
Xilinx, Inc.	1,188	50,252
XL Group PLC	1,188	43,718
Xylem, Inc.	648	22,693
Yahoo!, Inc.	2,368	105,222
Yum! Brands, Inc.	900	70,848
Zimmer Holdings, Inc.	552	64,871
Zoetis, Inc.	984	45,549

		44,024,986

TOTAL COMMON STOCKS —
(Cost $88,351,385)		89,731,267

RIGHTS — 0.0% (a)
SPAIN — 0.0% (a)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15)	14,973	2,155
Banco de Sabadell SA (expiring 4/17/15)	6,770	1,716
Telefonica SA (expiring 4/10/15)	12,481	2,011

TOTAL RIGHTS —
(Cost $2,120)		5,882

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f) (Cost $131,476)	131,476	131,476

TOTAL INVESTMENTS — 99.7%
(Cost $88,484,981)		89,868,625
OTHER ASSETS & LIABILITIES — 0.3%		277,983

NET ASSETS — 100.0%		$90,146,608

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Non-income producing security
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 8.0%
Ambev SA ADR	7,619	$43,886
Banco Bradesco SA Preference Shares ADR	4,022	37,328
BRF — Brasil Foods SA ADR	1,053	20,828
Itau Unibanco Holding SA Preference Shares ADR	4,512	49,903
Petroleo Brasileiro SA Preference Shares ADR	3,370	20,523
Vale SA Preference Shares ADR (a)	3,084	14,957

		187,425

CHINA — 25.9%
Agricultural Bank of China, Ltd. (Class H)	35,000	17,335
Bank of China, Ltd. (Class H)	128,196	74,077
China Construction Bank Corp. (Class H)	116,154	96,482
China Life Insurance Co., Ltd. (Class H)	11,584	50,726
China Petroleum & Chemical Corp. (Class H)	41,600	33,106
Industrial & Commercial Bank of China, Ltd. (Class H)	119,454	88,130
PetroChina Co., Ltd. (Class H)	34,812	38,525
Ping An Insurance Group Co. of China, Ltd. (Class H)	4,000	48,084
Tencent Holdings, Ltd.	8,329	158,135

		604,600

HONG KONG — 8.1%
China Mobile, Ltd.	9,855	128,637
China Overseas Land & Investment, Ltd.	6,000	19,386
CNOOC, Ltd.	29,362	41,507

		189,530

INDIA — 2.5%
ICICI Bank, Ltd. ADR	3,486	36,115
Tata Motors, Ltd. ADR (a)	487	21,944

		58,059

MALAYSIA — 1.8%
Malayan Banking Bhd	7,661	19,300
Public Bank Bhd	4,393	22,395

		41,695

MEXICO — 4.4%
America Movil SAB de CV, Series L, ADR	2,684	54,915
Cemex SAB de CV ADR (a)(b)	1,986	18,807
Grupo Televisa SA de CV ADR (a)(b)	832	27,464

		101,186

RUSSIA — 5.3%
Gazprom OAO ADR	9,568	45,486
Lukoil OAO ADR	825	38,214
Magnit PJSC GDR	420	21,441
Sberbank of Russia ADR (c)	3,649	16,034
Sberbank of Russia ADR (c)	713	3,116

		124,291

SOUTH AFRICA — 9.7%
FirstRand, Ltd.	5,441	25,076
MTN Group, Ltd.	2,689	45,496
Naspers, Ltd. (Class N)	641	98,931
Sasol, Ltd.	894	30,412
Standard Bank Group, Ltd. (a)	1,962	27,204

		227,119

SOUTH KOREA — 19.2%
Hyundai Mobis Co., Ltd.	110	24,440
Hyundai Motor Co.	251	38,121
KB Financial Group, Inc. ADR	625	21,963
Kia Motors Corp.	426	17,356
NAVER Corp.	45	27,216
POSCO ADR (a)	422	23,067
Samsung Electronics Co., Ltd. GDR	358	230,552
Shinhan Financial Group Co., Ltd. ADR	685	25,550
SK Hynix, Inc.	940	38,593

		446,858

TAIWAN — 14.7%
Cathay Financial Holding Co., Ltd.	13,650	21,812
China Steel Corp.	18,660	15,505
Chunghwa Telecom Co., Ltd. ADR (a)	648	20,781
Formosa Plastics Corp.	6,280	15,234
Hon Hai Precision Industry Co., Ltd. GDR	10,096	58,557
MediaTek, Inc.	2,000	27,069
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,810	183,379

		342,337

TOTAL COMMON STOCKS —
(Cost $2,486,301)		2,323,100

SHORT TERM INVESTMENTS — 4.7%
UNITED STATES — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	106,619	106,619
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	2,807	2,807

TOTAL SHORT TERM INVESTMENT —
(Cost $109,426)		109,426

TOTAL INVESTMENTS — 104.3%
(Cost $2,595,727)		2,432,526
OTHER ASSETS & LIABILITIES — (4.3)%		(100,148)

NET ASSETS — 100.0%		$2,332,378

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CHILE — 3.3%
AES Gener SA	3,116	$1,700
Banco de Chile	89,940	10,098
Banco Santander Chile ADR	467	10,124
Cencosud SA ADR (a)	1,152	8,099
Cia Cervecerias Unidas SA	287	2,987
Corpbanca SA	244,432	2,589
Empresa Nacional de Electricidad SA ADR	441	19,867
Empresas COPEC SA	410	4,775
Enersis SA ADR (a)	988	16,065
Latam Airlines Group SA ADR (a)(b)	1,007	8,116
SACI Falabella	657	5,035
Sociedad Quimica y Minera de Chile SA ADR	311	5,676

		95,131

COLOMBIA — 1.5%
Almacenes Exito SA	512	4,927
BanColombia SA ADR (a)	193	7,591
Cementos Argos SA	1,416	4,650
Ecopetrol SA ADR (a)	449	6,834
Grupo Argos SA/Colombia Preference Shares	1,089	7,101
Grupo de Inversiones Suramericana SA	691	8,927
Interconexion Electrica SA ESP	1,477	4,225

		44,255

CZECH REPUBLIC — 0.7%
CEZ AS	358	8,756
Komercni Banka AS	36	7,773
O2 Czech Republic AS	341	2,726

		19,255

EGYPT — 0.6%
Commercial International Bank Egypt SAE GDR	1,615	11,337
Global Telecom Holding SAE GDR (b)	2,245	4,939

		16,276

GREECE — 0.7%
Alpha Bank AE (b)	4,195	1,239
Eurobank Ergasias SA (b)	14,452	1,630
FF Group (b)	60	1,788
Hellenic Telecommunications Organization SA (b)	474	4,200
JUMBO SA	114	1,185
National Bank of Greece SA (b)	2,735	3,231
OPAP SA	432	4,051
Piraeus Bank SA (b)	3,614	1,393
Public Power Corp. SA (b)	286	1,751
Titan Cement Co. SA	55	1,262

		21,730

HUNGARY — 0.6%
MOL Hungarian Oil and Gas PLC	119	5,166
OTP Bank PLC	456	8,663
Richter Gedeon NyRt	270	3,723

		17,552

INDONESIA — 6.8%
Adaro Energy Tbk PT	34,900	2,536
Astra International Tbk PT	34,900	22,888
Bank Central Asia Tbk PT	22,000	24,945
Bank Mandiri Persero Tbk PT	21,000	20,036
Bank Negara Indonesia Persero Tbk PT	20,000	11,052
Bank Rakyat Indonesia Persero Tbk PT	19,000	19,291
Charoen Pokphand Indonesia Tbk PT	18,000	4,880
Indocement Tunggal Prakarsa Tbk PT	4,000	6,707
Indofood Sukses Makmur Tbk PT	12,500	7,122
Kalbe Farma Tbk PT	67,400	9,614
Lippo Karawaci Tbk PT	55,900	5,772
Matahari Department Store Tbk PT	3,100	4,671
Perusahaan Gas Negara Persero Tbk PT	26,000	9,545
Semen Indonesia Persero Tbk PT	7,500	7,830
Telekomunikasi Indonesia Persero Tbk PT	99,300	21,948
Unilever Indonesia Tbk PT	3,500	10,614
United Tractors Tbk PT	4,500	7,503

		196,954

MALAYSIA — 8.4%
Alliance Financial Group Bhd	3,500	4,527
AMMB Holdings Bhd	3,500	6,010
Axiata Group Bhd	4,700	8,985
British American Tobacco Malaysia Bhd	300	5,562
Bumi Armada Bhd (b)	5,300	1,474
CIMB Group Holdings Bhd	8,518	14,306
Digi.Com Bhd	7,300	12,418
Felda Global Ventures Holdings Bhd	2,900	1,699
Gamuda Bhd	6,000	8,262
Genting Bhd	4,600	11,179
Genting Malaysia Bhd	7,100	8,109
Hong Leong Bank Bhd	1,300	5,006
IHH Healthcare Bhd	6,100	9,899
IJM Corp. Bhd	3,800	7,388
IOI Corp. Bhd	5,500	6,816
IOI Properties Group Bhd	3,148	1,853
Kuala Lumpur Kepong Bhd	1,000	6,151
Malayan Banking Bhd	7,501	18,897
Malaysia Airports Holdings Bhd	1,576	2,979
Maxis Bhd	4,300	8,348
Petronas Chemicals Group Bhd	5,100	7,767
Petronas Dagangan Bhd	500	2,700
Petronas Gas Bhd	1,300	8,080
PPB Group Bhd	1,400	5,814
Public Bank Bhd	2,860	14,580
SapuraKencana Petroleum Bhd	8,300	5,289
Sime Darby Bhd	4,728	11,834
Telekom Malaysia Bhd	3,351	6,578
Tenaga Nasional Bhd	5,400	20,938
UMW Holdings Bhd	1,400	4,098
YTL Corp. Bhd	10,800	4,870

		242,416

MEXICO — 11.0%
Alfa SAB de CV (Class A) (b)	5,372	10,861
America Movil SAB de CV (Series L)	59,741	61,411
Cemex SAB de CV (b)	20,539	19,509
Coca-Cola FEMSA SAB de CV (Series L)	995	7,953
El Puerto de Liverpool SAB de CV (Class C1) (b)	300	3,545
Fibra Uno Administracion SA de CV REIT	3,106	8,239

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Fomento Economico Mexicano SAB de CV (b)	3,182	$29,892
Genomma Lab Internacional SAB de CV (Class B) (b)	2,091	1,983
Gentera SAB de CV (b)	1,839	3,316
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	500	3,282
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	697	9,403
Grupo Bimbo SAB de CV (b)	3,683	10,458
Grupo Carso SAB de CV	1,393	5,796
Grupo Financiero Banorte SAB de CV	4,578	26,601
Grupo Financiero Inbursa SAB de CV	4,977	12,584
Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	8,717
Grupo Mexico SAB de CV (Series B)	4,464	13,201
Grupo Televisa SAB (b)	5,174	34,235
Industrias Penoles SAB de CV	304	5,296
Kimberly-Clark de Mexico SAB de CV (Class A)	3,683	7,731
Mexichem SAB de CV	2,488	6,506
Minera Frisco SAB de CV (b)	698	754
Promotora y Operadora de Infraestructura SAB de CV (b)	549	5,864
Wal-Mart de Mexico SAB de CV	8,391	20,991

		318,128

PERU — 1.0%
Compania de Minas Buenaventura SA ADR	161	1,631
Credicorp, Ltd. (a)	132	18,563
Southern Copper Corp. (a)	298	8,696

		28,890

PHILIPPINES — 3.1%
Aboitiz Equity Ventures, Inc.	5,790	7,513
Ayala Corp.	520	9,248
Ayala Land, Inc.	15,000	12,920
BDO Unibank, Inc.	4,730	13,090
International Container Terminal Services, Inc.	2,810	6,789
JG Summit Holdings, Inc.	3,760	6,098
Philippine Long Distance Telephone Co.	115	7,348
SM Investments Corp.	400	8,049
SM Prime Holdings, Inc.	14,500	6,481
Universal Robina Corp.	2,450	12,387

		89,923

POLAND — 3.6%
Bank Pekao SA	281	13,622
Bank Zachodni WBK SA	41	3,731
Eurocash SA	111	958
KGHM Polska Miedz SA	314	9,938
LPP SA	1	1,866
mBank	39	4,529
Orange Polska SA	1,857	4,668
PGE Polska Grupa Energetyczna SA	1,662	9,135
Polski Koncern Naftowy Orlen SA	794	12,408
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	6,461
Powszechna Kasa Oszczednosci Bank Polski SA	1,773	15,899
Powszechny Zaklad Ubezpieczen SA	122	15,735
Tauron Polska Energia SA	3,880	4,513

		103,463

QATAR — 1.8%
Barwa Real Estate Co.	117	1,449
Gulf International Services QSC	78	2,057
Industries Qatar QSC	192	7,329
Masraf Al Rayan QSC	684	8,951
Ooredoo QSC	122	3,341
Qatar Electricity & Water Co. QSC	96	5,149
Qatar Islamic Bank SAQ	180	4,914
Qatar National Bank SAQ	265	14,082
Vodafone Qatar QSC	974	4,769

		52,041

SOUTH AFRICA — 14.7%
Anglo American Platinum, Ltd. (b)	75	1,842
AngloGold Ashanti, Ltd. (b)	671	6,462
Aspen Pharmacare Holdings, Ltd. (b)	498	15,783
Barclays Africa Group, Ltd.	577	8,810
Bidvest Group, Ltd.	565	15,327
Brait SE (b)	151	1,041
Discovery, Ltd.	475	4,893
Exxaro Resources, Ltd. (a)	233	1,933
FirstRand, Ltd.	2,946	13,577
Foschini Group, Ltd.	490	7,303
Gold Fields, Ltd.	1,371	5,807
Growthpoint Properties, Ltd. REIT	3,548	8,395
Impala Platinum Holdings, Ltd. (b)	962	4,671
Imperial Holdings, Ltd.	349	5,557
Kumba Iron Ore, Ltd. (a)	74	953
Life Healthcare Group Holdings, Ltd.	2,251	7,860
Mediclinic International, Ltd.	596	6,001
MMI Holdings, Ltd.	2,293	6,211
Mr. Price Group, Ltd.	266	5,708
MTN Group, Ltd.	2,258	38,204
Naspers, Ltd. (Class N)	532	82,108
Nedbank Group, Ltd.	365	7,163
Redefine Properties, Ltd.	6,367	6,516
Remgro, Ltd.	819	17,967
RMB Holdings, Ltd.	1,611	9,291
Sanlam, Ltd.	2,800	18,111
Sasol, Ltd.	806	27,418
Shoprite Holdings, Ltd.	752	10,195
Spar Group, Ltd.	360	5,607
Standard Bank Group, Ltd. (a)	1,838	25,485
Steinhoff International Holdings, Ltd. (a)	2,772	17,394
Tiger Brands, Ltd.	343	8,645
Truworths International, Ltd.	941	6,855
Vodacom Group, Ltd.	668	7,316
Woolworths Holdings, Ltd.	1,469	10,445

		426,854

SOUTH KOREA — 15.5%
AmorePacific Corp.	3	9,072
AmorePacific Group	3	4,056
Celltrion, Inc. (b)	34	2,142

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Cheil Industries, Inc. (b)	7	$943
Cheil Worldwide, Inc. (b)	110	2,385
CJ CheilJedang Corp.	6	2,044
CJ Corp.	11	1,745
Coway Co., Ltd.	40	3,299
Daewoo Securities Co., Ltd.	50	584
Daum Kakao Corp.	23	2,392
E-Mart Co., Ltd.	27	5,670
Hana Financial Group, Inc.	290	7,515
Hankook Tire Co., Ltd.	99	4,047
Hotel Shilla Co., Ltd.	30	2,647
Hyundai Engineering & Construction Co., Ltd.	142	6,451
Hyundai Glovis Co., Ltd.	8	1,630
Hyundai Heavy Industries Co., Ltd. (b)	43	4,729
Hyundai Mobis Co., Ltd.	56	12,442
Hyundai Motor Co.	123	18,681
Hyundai Motor Co. Preference Shares	38	3,802
Hyundai Steel Co.	83	5,461
Hyundai Wia Corp.	10	1,275
KB Financial Group, Inc. ADR	363	12,756
KEPCO Plant Service & Engineering Co., Ltd.	20	1,759
Kia Motors Corp.	223	9,085
Korea Electric Power Corp. ADR	458	9,389
KT&G Corp.	133	10,633
LG Chem, Ltd.	51	10,389
LG Corp.	139	7,680
LG Display Co., Ltd. ADR	677	9,688
LG Electronics, Inc.	134	7,114
LG Household & Health Care, Ltd.	13	9,855
LG Innotek Co., Ltd.	20	2,091
Lotte Shopping Co., Ltd.	18	3,853
NAVER Corp.	21	12,701
NCSoft Corp.	7	1,145
Orion Corp.	2	2,088
POSCO ADR	223	12,189
S-Oil Corp.	94	5,448
Samsung C&T Corp.	160	8,566
Samsung Electro-Mechanics Co., Ltd.	44	3,050
Samsung Electronics Co., Ltd. GDR (c)	31	15,333
Samsung Electronics Co., Ltd. GDR (c)	166	106,904
Samsung Fire & Marine Insurance Co., Ltd.	37	8,921
Samsung Heavy Industries Co., Ltd.	210	3,417
Samsung Life Insurance Co., Ltd.	61	5,317
Samsung SDI Co., Ltd.	59	7,259
Samsung SDS Co., Ltd.	20	4,822
Shinhan Financial Group Co., Ltd. ADR	398	14,845
SK C&C Co., Ltd.	17	3,563
SK Holdings Co., Ltd.	40	6,129
SK Hynix, Inc.	510	20,939
SK Innovation Co., Ltd. (b)	75	6,449
Woori Bank	403	3,407

		449,796

TAIWAN — 16.0%
Advanced Semiconductor Engineering Inc, ADR	1,381	9,943
Asia Cement Corp.	5,120	6,439
Asustek Computer, Inc.	1,000	10,067
AU Optronics Corp. ADR (a)	1,428	7,154
Catcher Technology Co., Ltd.	1,000	10,483
Cathay Financial Holding Co., Ltd.	8,450	13,503
Chang Hwa Commercial Bank, Ltd.	8,160	4,720
Cheng Shin Rubber Industry Co., Ltd.	2,000	4,596
China Development Financial Holding Corp.	27,000	9,362
China Steel Corp.	13,260	11,018
Chunghwa Telecom Co., Ltd. ADR	299	9,589
Compal Electronics, Inc.	7,000	5,828
CTBC Financial Holding Co., Ltd.	16,591	11,029
Delta Electronics, Inc.	2,000	12,624
E.Sun Financial Holding Co., Ltd.	11,882	7,272
Far Eastern New Century Corp.	7,140	7,370
Far EasTone Telecommunications Co., Ltd.	2,000	4,826
First Financial Holding Co., Ltd	10,700	6,360
Formosa Chemicals & Fibre Corp.	3,000	6,884
Formosa Plastics Corp.	4,000	9,703
Fubon Financial Holding Co., Ltd.	7,000	12,573
Hon Hai Precision Industry Co., Ltd. GDR	4,109	23,832
HTC Corp. (b)	1,000	4,458
Hua Nan Financial Holdings Co., Ltd.	10,300	5,892
Inotera Memories, Inc. (b)	4,000	5,337
Inventec Corp.	2,000	1,448
Lite-On Technology Corp.	4,020	5,210
MediaTek, Inc.	1,000	13,535
Mega Financial Holding Co., Ltd.	12,000	9,952
Nan Ya Plastics Corp.	5,000	11,106
Pegatron Corp.	1,000	2,707
Pou Chen Corp.	4,000	5,599
President Chain Store Corp.	1,000	7,526
Quanta Computer, Inc.	4,000	9,664
Siliconware Precision Industries Co., Ltd. ADR (a)	1,121	9,170
SinoPac Financial Holdings Co., Ltd.	17,088	7,127
Taishin Financial Holding Co., Ltd.	15,886	6,752
Taiwan Cement Corp.	5,000	7,047
Taiwan Cooperative Financial Holding Co., Ltd.	11,808	5,981
Taiwan Mobile Co., Ltd.	2,000	6,999
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,470	104,956
Uni-President Enterprises Corp.	6,360	10,651
United Microelectronics Corp.	18,000	8,917
Yuanta Financial Holding Co., Ltd.	15,375	7,739

		462,948

THAILAND — 5.6%
Advanced Info Service PCL	2,200	16,023
Airports of Thailand PCL	1,000	8,605
Bangkok Bank PCL NVDR	1,660	9,412
BEC World PCL (d)	3,300	4,158
Central Pattana PCL	3,900	5,124
Charoen Pokphand Foods PCL	7,200	4,978
CP ALL PCL	9,600	12,096
Kasikornbank PCL	3,100	21,911
Krung Thai Bank PCL	11,100	7,778
PTT Exploration & Production PCL	2,900	9,714
PTT Global Chemical PCL	3,800	6,102
PTT PCL	1,700	16,875
Siam Cement PCL NVDR	1,000	15,734

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Siam Commercial Bank PCL	3,500	$19,146
True Corp. PCL NVDR (b)	16,310	6,265

		163,921

TURKEY — 3.4%
Akbank TAS	3,401	10,020
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	485	4,053
BIM Birlesik Magazalar AS	395	7,013
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,040	4,590
Eregli Demir ve Celik Fabrikalari TAS	3,015	4,691
Haci Omer Sabanci Holding AS	2,002	7,078
KOC Holding AS	1,639	7,480
TAV Havalimanlari Holding AS (b)	160	1,340
Tupras-Turkiye Petrol Rafinerileri AS	274	6,506
Turk Hava Yollari AO (b)	1,693	5,601
Turkcell Iletisim Hizmetleri AS (b)	1,728	8,885
Turkiye Garanti Bankasi AS	4,534	14,895
Turkiye Halk Bankasi AS	887	4,390
Turkiye Is Bankasi (Class C)	4,152	9,387
Turkiye Vakiflar Bankasi Tao (Class D)	2,626	4,308

		100,237

UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	2,148	3,784
Aldar Properties PJSC	5,839	3,768
Arabtec Holding PJSC (b)	3,011	1,869
DP World, Ltd.	239	5,162
Dubai Financial Market PJSC	4,897	2,013
Dubai Islamic Bank PJSC	822	1,388
Emaar Properties PJSC	5,580	10,027
First Gulf Bank PJSC	1,190	4,730
National Bank of Abu Dhabi PJSC	1,346	4,361

		37,102

TOTAL COMMON STOCKS —
(Cost $3,036,584)		2,886,872

RIGHTS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Discovery, Ltd. (expiring 4/2/15) (b) (Cost $0)	45	128

SHORT TERM INVESTMENTS — 2.5%
UNITED STATES — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	70,666	70,666
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	620	620

TOTAL SHORT TERM INVESTMENT —
(Cost $71,286)		71,286

TOTAL INVESTMENTS — 102.1%
(Cost $3,107,870)		2,958,286
OTHER ASSETS & LIABILITIES — (2.1)%		(61,013)

NET ASSETS — 100.0%		$2,897,273

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 6.1%
AGL Energy, Ltd.	673	$7,815
Amcor, Ltd.	697	7,476
AMP, Ltd.	525	2,583
ASX, Ltd.	141	4,461
Australia & New Zealand Banking Group, Ltd.	387	10,833
BHP Billiton, Ltd.	1,736	41,153
Brambles, Ltd.	943	8,299
Cochlear, Ltd.	46	3,181
Commonwealth Bank of Australia	417	29,754
CSL, Ltd.	380	26,743
Federation Centres	1,761	4,090
Flight Centre Travel Group, Ltd.	53	1,605
Fortescue Metals Group, Ltd.	1,274	1,908
GPT Group	3,606	12,589
Healthscope, Ltd.	935	2,186
Lend Lease Group	209	2,657
Macquarie Group, Ltd.	47	2,753
National Australia Bank, Ltd.	352	10,366
Novion Property Group	5,359	10,276
Origin Energy, Ltd.	184	1,590
QBE Insurance Group, Ltd.	241	2,401
Ramsay Health Care, Ltd.	63	3,236
REA Group, Ltd.	61	2,250
Rio Tinto, Ltd.	256	11,193
Santos, Ltd.	196	1,069
Scentre Group	3,400	9,714
Seek, Ltd.	169	2,210
Stockland	2,622	9,014
Suncorp Group, Ltd.	209	2,155
Telstra Corp., Ltd.	7,693	37,084
Transurban Group	1,725	12,559
Wesfarmers, Ltd.	119	3,996
Westfield Corp.	1,682	12,271
Westpac Banking Corp.	424	12,756
Woodside Petroleum, Ltd.	304	8,017
Woolworths, Ltd.	1,169	26,336
WorleyParsons, Ltd.	172	1,255

		349,834

AUSTRIA — 0.1%
Erste Group Bank AG	80	1,971
OMV AG	61	1,674
Raiffeisen Bank International AG	66	923
Voestalpine AG	54	1,977

		6,545

BELGIUM — 1.4%
Ageas	60	2,153
Anheuser-Busch InBev NV	370	45,222
Belgacom SA	340	11,895
Colruyt SA	202	8,795
Delhaize Group	34	3,057
KBC Groep NV (a)	44	2,720
Solvay SA	16	2,312
Umicore SA	52	2,171

		78,325

DENMARK — 2.3%
AP Moeller — Maersk A/S (Class A)	1	2,031
AP Moeller — Maersk A/S (Class B)	1	2,090
Carlsberg A/S (Class B)	24	1,980
Coloplast A/S (Class B)	184	13,914
Danske Bank A/S	104	2,744
Novo Nordisk A/S (Class B)	1,570	83,962
Novozymes A/S (Class B)	156	7,132
Pandora A/S	66	6,011
TDC A/S	693	4,961
Tryg A/S	74	8,729
William Demant Holding A/S (a)	28	2,375

		135,929

FINLAND — 0.7%
Elisa Oyj	216	5,428
Fortum Oyj	101	2,122
Kone Oyj (Class B)	210	9,310
Metso Oyj	62	1,809
Nokia Oyj	338	2,581
Orion Oyj (Class B)	79	2,231
Sampo Oyj (Class A)	214	10,807
UPM-Kymmene Oyj	144	2,802
Wartsila Oyj Abp	80	3,542

		40,632

FRANCE — 7.2%
Aeroports de Paris	92	10,997
Air Liquide SA	260	33,453
Alcatel-Lucent (a)	255	964
Alstom SA (a)	63	1,944
AXA SA	521	13,124
BNP Paribas SA	318	19,320
Bouygues SA	55	2,158
Bureau Veritas SA	259	5,561
Cap Gemini SA	36	2,953
Carrefour SA	116	3,873
Casino Guichard-Perrachon SA	20	1,773
Christian Dior SE	12	2,265
Compagnie de Saint-Gobain	102	4,480
Compagnie Generale des Etablissements Michelin	99	9,847
Credit Agricole SA	255	3,745
Danone SA	116	7,801
Dassault Systemes	168	11,393
EDF SA	62	1,488
Essilor International SA	143	16,403
Eutelsat Communications SA	137	4,537
GDF Suez	319	6,306
Hermes International	6	2,116
Iliad SA	6	1,400
Kering	11	2,148
L’Oreal SA	141	25,948
Lafarge SA	29	1,880
Legrand SA	130	7,028
LVMH Moet Hennessy Louis Vuitton SE	125	22,037
Natixis SA	373	2,789
Orange SA	434	6,975
Pernod Ricard SA	21	2,484
Peugeot SA (a)	191	3,198

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Publicis Groupe SA	96	$7,406
Renault SA	51	4,643
Rexel SA	105	1,981
Safran SA	39	2,723
Sanofi	155	15,304
Schneider Electric SE	55	4,274
SCOR SE	264	8,907
Societe BIC SA	19	2,704
Societe Generale SA	233	11,253
Sodexo SA	103	10,043
Technip SA	66	3,996
Total SA	1,272	63,218
Unibail-Rodamco SE	13	3,505
Valeo SA	20	2,987
Vallourec SA	64	1,562
Veolia Environnement SA	135	2,554
Vinci SA	79	4,516
Vivendi SA	703	17,460
Zodiac Aerospace	97	3,212

		414,636

GERMANY — 7.6%
adidas AG	99	7,835
Allianz SE	87	15,123
Axel Springer SE	41	2,422
BASF SE	452	44,928
Bayer AG	373	56,064
Bayerische Motoren Werke AG	51	6,378
Bayerische Motoren Werke AG Preference Shares	26	2,407
Beiersdorf AG	161	13,989
Celesio AG	59	1,743
Commerzbank AG (a)	296	4,085
Continental AG	58	13,723
Daimler AG	189	18,214
Deutsche Bank AG	459	15,952
Deutsche Boerse AG	34	2,777
Deutsche Lufthansa AG	99	1,391
Deutsche Post AG	137	4,281
Deutsche Telekom AG	717	13,130
E.ON SE	780	11,632
Fresenius Medical Care AG & Co. KGaA	290	24,126
Fresenius SE & Co. KGaA	213	12,717
Fuchs Petrolub SE Preference Shares	54	2,160
GEA Group AG	94	4,547
Hannover Rueck SE	35	3,616
HeidelbergCement AG	30	2,378
Henkel AG & Co. KGaA	90	9,297
Henkel AG & Co. KGaA Preference Shares	54	6,353
Hugo Boss AG	18	2,189
Infineon Technologies AG	211	2,522
K+S AG	69	2,254
Kabel Deutschland Holding AG (a)	44	5,718
Lanxess AG	36	1,919
Linde AG	37	7,536
MAN SE	70	7,368
Merck KGaA	64	7,186
Metro AG	62	2,104
Muenchener Rueckversicherungs- Gesellschaft AG	40	8,624
Porsche Automobil Holding SE Preference Shares	49	4,814
RWE AG	186	4,750
SAP SE	510	36,989
Siemens AG	102	11,031
Telefonica Deutschland Holding AG (a)	1,746	10,081
ThyssenKrupp AG	83	2,178
TUI AG	146	2,573
United Internet AG	62	2,824
Volkswagen AG	24	6,188
Volkswagen AG Preference Shares	33	8,784

		438,900

HONG KONG — 4.4%
AIA Group, Ltd.	1,200	7,553
BOC Hong Kong Holdings, Ltd.	5,500	19,615
Cheung Kong Infrastructure Holdings, Ltd.	2,000	17,193
CLP Holdings, Ltd.	3,000	26,216
Galaxy Entertainment Group, Ltd.	2,000	9,106
Hang Seng Bank, Ltd.	2,400	43,493
HKT Trust/HKT, Ltd.	3,540	4,561
Hong Kong & China Gas Co., Ltd.	4,400	10,181
Hong Kong Exchanges and Clearing, Ltd.	600	14,704
Li & Fung, Ltd.	4,000	3,906
Link REIT	2,500	15,413
MTR Corp., Ltd.	4,500	21,417
New World Development Co., Ltd.	2,000	2,319
Noble Group, Ltd.	3,000	2,012
Power Assets Holdings, Ltd.	3,000	30,685
Sands China, Ltd.	1,600	6,625
SJM Holdings, Ltd.	1,000	1,308
Swire Pacific, Ltd.	500	6,817
Techtronic Industries Co., Ltd.	500	1,690
WH Group, Ltd. (a)(b)	9,659	5,494
Wynn Macau, Ltd.	800	1,731
Yue Yuen Industrial Holdings, Ltd.	1,000	3,534

		255,573

IRELAND — 0.5%
CRH PLC	98	2,550
James Hardie Industries PLC	252	2,938
Kerry Group PLC (Class A)	268	17,990
Ryanair Holdings PLC	573	6,849

		30,327

ISRAEL — 0.8%
Bank Hapoalim BM	2,346	11,303
Bank Leumi Le-Israel BM (a)	1,313	4,877
Bezeq The Israeli Telecommunication Corp., Ltd.	2,408	4,493
Israel Chemicals, Ltd.	277	1,971
Mizrahi Tefahot Bank, Ltd. (a)	411	4,175
NICE Systems, Ltd.	47	2,883
Teva Pharmaceutical Industries, Ltd.	225	14,122

		43,824

ITALY — 1.2%
Assicurazioni Generali SpA	258	5,073
Banca Monte dei Paschi di Siena SpA (a)	1,725	1,145
Banco Popolare SC (a)	149	2,330
Enel SpA	1,946	8,803

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ENI SpA	764	$13,235
Exor SpA	72	3,270
Intesa Sanpaolo SpA	2,705	9,198
Luxottica Group SpA	73	4,634
Saipem SpA (a)	216	2,203
Snam SpA	454	2,204
Telecom Italia SpA	7,788	7,319
UBI Banca SCpA	311	2,433
UniCredit SpA	797	5,418

		67,265

JAPAN — 19.0%
ABC-Mart, Inc.	100	5,862
Aeon Co., Ltd.	300	3,300
Aisin Seiki Co., Ltd.	100	3,636
ANA Holdings, Inc.	4,000	10,733
Aozora Bank, Ltd.	1,000	3,552
Asahi Glass Co., Ltd.	1,000	6,571
Asahi Group Holdings, Ltd.	100	3,180
Astellas Pharma, Inc.	800	13,125
Bank of Yokohama, Ltd.	2,000	11,741
Benesse Holdings, Inc.	200	6,304
Bridgestone Corp.	100	4,016
Calbee, Inc.	100	4,353
Canon, Inc.	400	14,169
Chiba Bank, Ltd.	1,000	7,355
Chubu Electric Power Co., Inc.	200	2,392
Chugoku Bank, Ltd.	300	4,490
Dai-ichi Life Insurance Co., Ltd.	200	2,911
Daihatsu Motor Co., Ltd.	200	3,065
Daiichi Sankyo Co., Ltd.	200	3,180
Daito Trust Construction Co., Ltd.	100	11,195
Denso Corp.	100	4,572
Dentsu, Inc.	100	4,294
East Japan Railway Co.	200	16,077
Eisai Co., Ltd.	600	42,702
Electric Power Development Co., Ltd.	100	3,377
FamilyMart Co., Ltd.	200	8,405
Fuji Heavy Industries, Ltd.	300	9,984
FUJIFILM Holdings Corp.	100	3,566
Fujitsu, Ltd.	1,000	6,830
Fukuoka Financial Group, Inc.	1,000	5,162
Gunma Bank, Ltd.	1,000	6,771
Hino Motors, Ltd.	200	2,860
Hisamitsu Pharmaceutical Co., Inc.	100	4,111
Hitachi, Ltd.	1,000	6,864
Honda Motor Co., Ltd.	300	9,764
Hoya Corp.	200	8,034
Idemitsu Kosan Co., Ltd.	100	1,744
Inpex Corp.	200	2,211
Isuzu Motors, Ltd.	300	3,996
ITOCHU Corp.	700	7,597
Iyo Bank, Ltd.	300	3,570
Japan Airlines Co., Ltd.	400	12,474
Japan Display, Inc. (a)	200	720
Japan Prime Realty Investment Corp.	2	6,896
Japan Real Estate Investment Corp.	2	9,423
Japan Retail Fund Investment Corp.	5	9,948
Japan Tobacco, Inc.	600	19,014
JFE Holdings, Inc.	200	4,426
JX Holdings, Inc.	1,400	5,396
Kakaku.com, Inc.	100	1,666
Kansai Electric Power Co., Inc. (a)	300	2,868
Kao Corp.	400	20,013
KDDI Corp.	600	13,611
Kirin Holdings Co., Ltd.	200	2,630
Kobe Steel, Ltd.	1,000	1,851
Komatsu, Ltd.	200	3,940
Kyocera Corp.	100	5,497
Lawson, Inc.	200	13,892
M3, Inc.	200	4,254
Marubeni Corp.	1,000	5,804
McDonald’s Holdings Co. (Japan), Ltd.	200	4,434
Miraca Holdings, Inc.	100	4,611
Mitsubishi Chemical Holdings Corp.	700	4,078
Mitsubishi Corp.	600	12,110
Mitsubishi Heavy Industries, Ltd.	1,000	5,523
Mitsubishi Materials Corp.	1,000	3,369
Mitsubishi Motors Corp.	300	2,714
Mitsubishi Tanabe Pharma Corp.	700	12,036
Mitsubishi UFJ Financial Group, Inc.	4,100	25,426
Mitsui & Co., Ltd.	600	8,065
Mizuho Financial Group, Inc.	12,400	21,827
MS&AD Insurance Group Holdings, Inc.	100	2,810
Nagoya Railroad Co., Ltd.	1,000	4,003
NEC Corp.	1,000	2,944
Nippon Building Fund, Inc.	2	9,839
Nippon Express Co., Ltd.	1,000	5,604
Nippon Prologis REIT, Inc.	4	8,819
Nippon Steel & Sumitomo Metal Corp.	1,000	2,522
Nippon Telegraph & Telephone Corp.	400	24,672
Nippon Yusen K.K.	1,000	2,885
Nissan Motor Co., Ltd.	700	7,144
Nissin Foods Holding Co., Ltd.	200	9,856
Nitori Holding Co., Ltd.	200	13,575
Nomura Holdings, Inc.	600	3,533
Nomura Research Institute, Ltd.	100	3,769
NTT DoCoMo, Inc.	1,800	31,302
Oracle Corp.	100	4,311
Oriental Land Co., Ltd.	400	30,336
ORIX Corp.	200	2,816
Osaka Gas Co., Ltd.	2,000	8,384
Otsuka Corp.	100	4,269
Otsuka Holdings Co., Ltd.	800	25,079
Panasonic Corp.	400	5,260
Park24 Co., Ltd.	400	8,195
Resona Holdings, Inc.	900	4,477
Ricoh Co., Ltd.	200	2,181
Sankyo Co., Ltd.	200	7,129
Santen Pharmaceutical Co., Ltd.	500	7,296
Secom Co., Ltd.	200	13,383
Sega Sammy Holdings, Inc.	200	2,925
Sekisui House, Ltd.	200	2,911
Seven & i Holdings Co., Ltd.	100	4,213
Seven Bank, Ltd.	700	3,461
Shimamura Co., Ltd.	100	9,272
Shin-Etsu Chemical Co., Ltd.	100	6,546
Shionogi & Co., Ltd.	200	6,679
Softbank Corp.	100	5,820

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sompo Japan Nipponkoa Holdings, Inc.	100	$3,114
Sony Corp. (a)	200	5,320
Sumitomo Chemical Co., Ltd.	1,000	5,153
Sumitomo Corp.	500	5,360
Sumitomo Electric Industries, Ltd.	200	2,627
Sumitomo Mitsui Financial Group, Inc.	400	15,348
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,132
Suntory Beverage & Food, Ltd.	300	12,883
Suzuken Co., Ltd.	110	3,362
Suzuki Motor Corp.	100	3,012
Sysmex Corp.	100	5,562
T&D Holdings, Inc.	200	2,759
Takeda Pharmaceutical Co., Ltd.	600	30,014
Tobu Railway Co., Ltd.	1,000	4,753
Tohoku Electric Power Co., Inc.	200	2,278
Tokio Marine Holdings, Inc.	100	3,784
Tokyo Electric Power Co., Inc. (a)	700	2,656
Tokyo Gas Co., Ltd.	3,000	18,917
TonenGeneral Sekiyu K.K.	1,000	8,647
Toshiba Corp.	1,000	4,204
Toyo Suisan Kaisha, Ltd.	100	3,527
Toyota Industries Corp.	100	5,737
Toyota Motor Corp.	400	27,961
Toyota Tsusho Corp.	100	2,656
Trend Micro, Inc.	100	3,302
Unicharm Corp.	500	13,142
United Urban Investment Corp.	6	9,361
USS Co., Ltd.	700	12,129
West Japan Railway Co.	500	26,279
Yahoo! Japan Corp.	800	3,309
Yamada Denki Co., Ltd.	1,200	4,953
Yamato Holdings Co., Ltd.	400	9,246

		1,099,844

LUXEMBOURG — 0.8%
Altice SA (a)	51	5,524
ArcelorMittal	899	8,472
RTL Group SA	26	2,503
SES SA	683	24,148
Tenaris SA	477	6,691

		47,338

NETHERLANDS — 2.4%
Aegon NV	547	4,317
Airbus Group NV	66	4,284
Akzo Nobel NV	34	2,571
ASML Holding NV	31	3,156
Boskalis Westminster NV	48	2,361
CNH Industrial NV	378	3,094
Fiat Chrysler Automobiles NV (a)	371	6,037
Gemalto NV	38	3,027
Heineken NV	36	2,746
ING Groep NV (a)	881	12,911
Koninklijke Ahold NV	520	10,248
Koninklijke DSM NV	35	1,954
Koninklijke KPN NV	736	2,497
Koninklijke Philips NV	114	3,235
QIAGEN NV (a)	111	2,798
Reed Elsevier NV	471	11,731
Unilever NV	1,449	60,561

		137,528

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	8,031
Ryman Healthcare, Ltd.	367	2,158

		10,189

NORWAY — 0.6%
DnB NOR ASA	185	2,977
Gjensidige Forsikring ASA	134	2,315
Norsk Hydro ASA	459	2,414
Seadrill, Ltd.	190	1,785
Statoil ASA	478	8,470
Telenor ASA	665	13,442
Yara International ASA	52	2,645

		34,048

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	2,294
Jeronimo Martins SGPS SA	169	2,124

		4,418

SINGAPORE — 2.6%
ComfortDelGro Corp., Ltd.	1,000	2,107
DBS Group Holdings, Ltd.	2,031	30,146
Keppel Corp., Ltd.	1,000	6,561
Oversea-Chinese Banking Corp., Ltd.	2,375	18,301
SembCorp Industries, Ltd.	1,000	3,076
SembCorp Marine, Ltd.	1,000	2,129
Singapore Airlines, Ltd.	2,000	17,424
Singapore Exchange, Ltd.	1,000	5,934
Singapore Press Holdings, Ltd.	2,000	6,109
Singapore Technologies Engineering Ltd.	1,000	2,537
Singapore Telecommunications, Ltd.	9,000	28,738
StarHub, Ltd.	2,000	6,343
United Overseas Bank, Ltd.	1,000	16,768
Wilmar International, Ltd.	1,000	2,377
Yangzijiang Shipbuilding Holdings, Ltd.	2,000	1,844

		150,394

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	64	2,268
Banco Bilbao Vizcaya Argentaria SA	1,449	14,641
Banco de Sabadell SA	780	1,909
Banco Popular Espanol SA	375	1,836
Banco Santander SA	2,558	19,278
CaixaBank SA	436	2,069
Gas Natural SDG SA	89	1,999
Iberdrola SA	1,184	7,632
Inditex SA	645	20,699
Repsol SA	355	6,609
Telefonica SA	898	12,789
Zardoya Otis SA	145	1,870

		93,599

SWEDEN — 1.9%
Alfa Laval AB	174	3,420
Assa Abloy AB (Class B)	155	9,238
Atlas Copco AB (Class A)	644	20,857
Elekta AB (Class B)	187	1,679

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hennes & Mauritz AB (Class B)	627	$25,410
ICA Gruppen AB	50	1,676
Industrivarden AB (Class C)	121	2,272
Investor AB (Class B)	142	5,659
Kinnevik Investment AB (Class B)	120	4,009
Nordea Bank AB	536	6,545
Sandvik AB	171	1,912
Skandinaviska Enskilda Banken AB (Class A)	260	3,042
Skanska AB (Class B)	248	5,562
Svenska Cellulosa AB (Class B)	87	2,004
Svenska Handelsbanken AB (Class A)	77	3,476
Swedbank AB (Class A)	146	3,489
Telefonaktiebolaget LM Ericsson (Class B)	358	4,500
TeliaSonera AB	585	3,717
Volvo AB (Class B)	234	2,830

		111,297

SWITZERLAND — 13.8%
ABB, Ltd. (a)	1,089	23,130
Actelion, Ltd. (a)	58	6,724
Adecco SA (a)	55	4,587
Barry Callebaut AG (a)	7	6,857
Cie Financiere Richemont SA	257	20,718
Coca-Cola HBC AG (a)	56	1,010
Credit Suisse Group AG (a)	293	7,897
EMS-Chemie Holding AG	9	3,672
Geberit AG	24	9,019
Givaudan SA (a)	19	34,467
Holcim, Ltd. (a)	31	2,319
Julius Baer Group, Ltd. (a)	400	20,080
Kuehne + Nagel International AG	151	22,464
Lindt & Spruengli AG	5	26,845
Nestle SA	1,869	141,238
Novartis AG	1,360	134,628
Partners Group Holding AG	38	11,365
Roche Holding AG	455	125,590
Schindler Holding AG (c)	27	4,498
Schindler Holding AG (c)	17	2,785
SGS SA	9	17,235
Sika AG	1	3,582
Sulzer AG (a)	17	1,873
Swatch Group AG (c)	15	6,364
Swatch Group AG (c)	40	3,356
Swiss Life Holding AG (a)	11	2,724
Swiss Prime Site AG (a)	188	16,355
Swiss Re AG	381	36,911
Swisscom AG	60	34,871
Syngenta AG	80	27,238
Transocean, Ltd.	205	2,967
UBS Group AG (a)	511	9,638
Zurich Insurance Group AG (a)	75	25,427

		798,434

UNITED KINGDOM — 24.2%
Aberdeen Asset Management PLC	632	4,312
Admiral Group PLC	237	5,383
Aggreko PLC	81	1,836
Amec Foster Wheeler PLC	167	2,245
Anglo American PLC	467	7,016
Associated British Foods PLC	179	7,488
AstraZeneca PLC	900	61,812
Aviva PLC	371	2,974
Babcock International Group PLC	488	7,132
BAE Systems PLC	2,319	18,022
Barclays PLC	4,596	16,552
BG Group PLC	1,656	20,380
BHP Billiton PLC	1,248	27,299
BP PLC	9,168	59,434
British American Tobacco PLC	1,402	72,605
BT Group PLC	1,974	12,835
Bunzl PLC	391	10,628
Burberry Group PLC	281	7,229
Capita PLC	577	9,559
Centrica PLC	7,417	27,857
Cobham PLC	687	3,102
Compass Group PLC	2,680	46,628
Croda International PLC	89	3,619
Diageo PLC	1,977	54,574
Direct Line Insurance Group PLC	1,854	8,780
easyJet PLC	96	2,682
Experian PLC	359	5,953
Fresnillo PLC	176	1,783
G4S PLC	732	3,214
GKN PLC	391	2,081
GlaxoSmithKline PLC	3,356	77,022
Glencore PLC (a)	2,175	9,231
Hargreaves Lansdown PLC	156	2,668
HSBC Holdings PLC	5,315	45,289
ICAP PLC	385	3,012
IMI PLC	183	3,464
Imperial Tobacco Group PLC	817	35,936
Inmarsat PLC	377	5,180
Intertek Group PLC	137	5,080
ITV PLC	2,331	8,751
J Sainsbury PLC	1,722	6,626
Johnson Matthey PLC	121	6,082
Kingfisher PLC	360	2,034
Land Securities Group PLC	248	4,613
Legal & General Group PLC	2,879	11,907
Lloyds Banking Group PLC (a)	5,105	5,932
London Stock Exchange Group PLC	120	4,380
Marks & Spencer Group PLC	1,471	11,683
Meggitt PLC	476	3,876
National Grid PLC	2,383	30,589
Next PLC	198	20,649
Old Mutual PLC	759	2,503
Pearson PLC	127	2,736
Petrofac, Ltd.	183	2,589
Prudential PLC	1,026	25,466
Randgold Resources, Ltd.	157	10,938
Reckitt Benckiser Group PLC	751	64,662
Reed Elsevier PLC	1,800	30,970
Rexam PLC	740	6,361
Rio Tinto PLC	807	33,208
Rolls-Royce Holdings PLC (a)	1,067	15,095
Royal Bank of Scotland Group PLC (a)	449	2,266
Royal Dutch Shell PLC (Class A)	661	19,704
Royal Dutch Shell PLC (Class B)	1,777	55,371
Royal Mail PLC	268	1,744

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

RSA Insurance Group PLC	300	$1,875
SABMiller PLC	426	22,387
Sage Group PLC	688	4,767
Schroders PLC	70	3,325
Shire PLC	325	25,884
Sky PLC	1,566	23,085
Smith & Nephew PLC	1,129	19,173
Smiths Group PLC	257	4,265
Sports Direct International PLC (a)	203	1,835
SSE PLC	1,337	29,732
Standard Chartered PLC	736	11,948
Standard Life PLC	311	2,195
Tate & Lyle PLC	295	2,617
Tesco PLC	6,076	21,814
Tullow Oil PLC	167	702
Unilever PLC	1,319	55,119
United Utilities Group PLC	175	2,424
Vodafone Group PLC	10,258	33,570
Weir Group PLC	117	2,954
Whitbread PLC	93	7,241
William Hill PLC	530	2,918
William Morrison Supermarkets PLC	703	2,019
Wolseley PLC	149	8,832
WPP PLC	670	15,228

		1,398,540

TOTAL COMMON STOCKS —
(Cost $5,998,720)		5,747,419

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (a)	1,449	208
Banco de Sabadell SA (expiring 4/17/15) (a)	780	198
Telefonica SA (expiring 4/10/15) (a)	898	145

TOTAL RIGHTS —
(Cost $205)		551

SHORT TERM INVESTMENT — 0.0% (d)
UNITED STATES — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f) (Cost $548)	548	548

TOTAL INVESTMENTS — 99.5%
(Cost $5,999,473)		5,748,518
OTHER ASSETS & LIABILITIES — 0.5%		31,541

NET ASSETS — 100.0%		$5,780,059

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BRAZIL — 6.0%
AES Tiete SA Preference Shares	14,132	$76,052
Ambev SA ADR	129,321	744,889
Banco Bradesco SA	4,622	43,572
Banco Bradesco SA Preference Shares	15,412	143,073
Banco do Brasil SA	11,568	82,921
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,852	13,257
BB Seguridade Participacoes SA	23,124	237,310
BM&FBovespa SA	7,704	26,900
BR Malls Participacoes SA	2,564	13,590
Bradespar SA Preference Shares	2,564	8,496
BRF — Brasil Foods SA ADR	2,551	50,459
CCR SA	15,420	78,641
Centrais Eletricas Brasileiras SA ADR	6,415	11,611
Centrais Eletricas Brasileiras SA ADR preferred shares	3,839	8,062
CETIP SA — Mercados Organizados	5,140	51,222
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,551	13,826
Cia Paranaense de Energia, ADR	1,288	13,498
Cielo SA	32,020	457,743
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,288	38,408
Companhia Energetica de Minas Gerais ADR	21,783	89,092
Companhia Energetica de Sao Paulo Preference Shares (Class B)	1,288	9,535
Companhia Siderurgica Nacional SA ADR	7,678	12,899
Cosan SA Industria e Comercio	1,288	11,239
CPFL Energia SA ADR	1,288	16,383
Cyrela Brazil Realty SA	2,564	10,630
EcoRodovias Infraestrutura e Logistica SA	23,124	65,043
Embraer SA, ADR	638	19,619
Estacio Participacoes SA	2,564	14,873
Fibria Celulose SA ADR (a)	2,551	36,046
Gerdau SA Preference Shares	7,704	24,490
Investimentos Itau SA Preference Shares	89,323	278,916
Itau Unibanco Holding SA Preference Shares ADR	15,498	171,408
JBS SA	7,704	34,228
Klabin SA	3,852	21,935
Kroton Educacional SA	5,140	16,548
Lojas Renner SA	2,564	72,826
M Dias Branco SA	1,288	34,702
Metalurgica Gerdau SA Preference Shares	5,140	17,385
Natura Cosmeticos SA	7,704	64,841
Oi SA, ADR (a)	2,681	4,129
Petroleo Brasileiro SA ADR	25,180	151,332
Petroleo Brasileiro SA Preference Shares ADR	34,172	208,107
Porto Seguro SA	2,564	28,680
Souza Cruz SA	23,124	183,771
Telefonica Brasil SA ADR	2,551	39,005
Tim Participacoes SA ADR	768	12,733
Totvs SA	10,280	117,399
Tractebel Energia SA	13,072	144,376
Transmissora Alianca de Energia Electrica SA	7,704	50,475
Ultrapar Participacoes SA ADR	6,415	129,583
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	5,140	7,993
Vale SA ADR	15,381	86,903
Vale SA Preference Shares ADR	32,076	155,569
Via Varejo SA (a)	2,564	13,149

		4,469,372

CHILE — 1.9%
AES Gener SA	82,839	45,196
Aguas Andinas SA Class A	289,847	169,919
Banco de Chile ADR	4,607	308,945
Banco de Credito e Inversiones	1,978	88,572
Banco Santander Chile ADR	794	17,214
Cencosud SA ADR	238	1,673
Cia Cervecerias Unidas SA, ADR	2,603	54,038
Colbun SA	627,359	185,662
Corpbanca SA ADR	5,504	87,899
Empresa Nacional de Electricidad SA ADR	3,865	174,118
Empresas CMPC SA	9,291	25,509
Empresas COPEC SA	2,550	29,697
Enersis SA ADR	2,108	34,276
ENTEL Chile SA	3,084	31,926
Latam Airlines Group SA ADR (a)	1,666	13,428
SACI Falabella	5,908	45,273
Sociedad Quimica y Minera de Chile SA ADR	2,446	44,640
Vina Concha y Toro SA ADR	1,770	73,066

		1,431,051

CHINA — 14.7%
Agricultural Bank of China, Ltd. (Class H)	455,000	225,357
Air China, Ltd.	26,000	26,526
Aluminum Corp. of China, Ltd. (Class H) (a)	52,000	25,755
Anhui Conch Cement Co., Ltd. (Class H)	6,500	24,607
Anta Sports Products, Ltd.	26,000	47,553
Bank of China, Ltd. (Class H)	1,583,071	914,757
Bank of Communications Co., Ltd. (Class H)	169,000	144,956
BBMG Corp. (Class H)	32,500	29,972
Brilliance China Automotive Holdings, Ltd.	78,000	150,305
China Agri-Industries Holdings, Ltd.	52,000	20,121
China Cinda Asset Management Co., Ltd. (Class H) (a)	39,000	19,316
China CITIC Bank Corp., Ltd. (Class H)	169,000	127,300
China Coal Energy Co., Ltd. (Class H)	52,000	28,706
China Communications Construction Co., Ltd. (Class H)	78,000	109,861
China Communications Services Corp., Ltd. (Class H)	182,000	80,753
China Construction Bank Corp. (Class H)	1,167,394	969,685

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

China Everbright Bank Co., Ltd. (Class H)	208,000	$114,556
China Life Insurance Co., Ltd. (Class H)	52,000	227,704
China Longyuan Power Group Corp. (Class H)	13,000	14,135
China Merchants Bank Co., Ltd. (Class H)	52,000	127,031
China Minsheng Banking Corp., Ltd. (Class H)	97,800	119,458
China National Building Material Co., Ltd. (Class H)	52,000	51,778
China Pacific Insurance Group Co., Ltd. (Class H)	20,800	98,996
China Petroleum & Chemical Corp. (Class H)	492,395	391,856
China Railway Construction Corp., Ltd. (Class H)	39,000	58,251
China Railway Group, Ltd. (Class H)	78,000	79,881
China Shenhua Energy Co., Ltd. (Class H)	91,000	232,399
China Telecom Corp., Ltd. (Class H)	208,000	133,336
China Vanke Co., Ltd. (Class H) (a)	22,100	52,449
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	39,000	25,302
Country Garden Holdings Co., Ltd.	52,266	21,100
Datang International Power Generation Co., Ltd. (Class H)	52,000	26,627
Dongfeng Motor Group Co., Ltd. (Class H)	78,000	125,153
Great Wall Motor Co., Ltd. (Class H)	32,500	229,716
Guangzhou Automobile Group Co., Ltd. (Class H)	26,000	24,883
Guangzhou R&F Properties Co., Ltd. (Class H)	15,600	15,996
Haitian International Holdings, Ltd.	13,000	29,846
Hengan International Group Co., Ltd.	38,874	466,806
Huaneng Power International, Inc. (Class H)	52,000	61,571
Industrial & Commercial Bank of China, Ltd. (Class H)	1,141,448	842,131
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	64,200	93,732
Jiangsu Expressway Co., Ltd. (Class H)	156,000	209,662
Jiangxi Copper Co., Ltd. (Class H)	26,000	48,358
Kingsoft Corp., Ltd.	13,000	38,146
Longfor Properties Co., Ltd.	19,500	27,616
New China Life Insurance Co., Ltd. (Class H)	500	2,793
Nine Dragons Paper Holdings, Ltd.	26,000	16,265
People’s Insurance Co. Group of China, Ltd. (Class H)	52,000	26,426
PetroChina Co., Ltd. (Class H)	234,000	258,959
PICC Property & Casualty Co., Ltd. (Class H)	26,180	51,732
Ping An Insurance Group Co. of China, Ltd. (Class H)	12,000	144,253
Shanghai Electric Group Co., Ltd. (Class H)	52,000	34,340
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	91,100	242,055
Shenzhou International Group Holdings, Ltd.	52,000	234,746
Sihuan Pharmaceutical Holdings Group, Ltd.	208,000	118,312
Sinopec Engineering Group Co., Ltd. (Class H)	58,500	50,705
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	78,000	29,075
Sinopharm Group Co., Ltd. (Class H)	10,400	42,456
Soho China, Ltd.	214,500	146,079
Tencent Holdings, Ltd.	92,118	1,748,959
Tingyi Cayman Islands Holding Corp.	78,000	167,810
Tsingtao Brewery Co., Ltd. (Class H)	26,000	174,215
Want Want China Holdings, Ltd.	182,000	193,196
Yanzhou Coal Mining Co., Ltd. (Class H)	26,000	22,234
Zhejiang Expressway Co., Ltd. (Class H)	182,000	241,319
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	13,000	85,347
Zijin Mining Group Co., Ltd. (Class H)	78,000	24,749
ZTE Corp. (Class H)	15,600	35,775

		11,025,805

COLOMBIA — 0.8%
Almacenes Exito SA	3,383	32,557
Banco Davivienda SA Preference Shares	11,399	111,018
BanColombia SA ADR	599	23,559
Corp Financiera Colombiana SA	3,310	45,463
Ecopetrol SA ADR	9,903	150,724
Grupo Argos SA	7,860	50,348
Grupo Argos SA/Colombia Preference Shares	5,101	33,264
Grupo de Inversiones Suramericana SA	2,564	33,124
Grupo de Inversiones Suramericana SA Preference Shares	11,451	147,671

		627,728

CZECH REPUBLIC — 0.2%
CEZ AS	1,405	34,362
Komercni Banka AS	104	22,456
O2 Czech Republic AS	12,766	102,049

		158,867

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	50,867	357,086
Telecom Egypt Co.	15,537	22,766

		379,852

GREECE — 0.2%
Alpha Bank AE (a)	22,902	6,764
FF Group (a)	976	29,078
Hellenic Telecommunications Organization SA (a)	1,952	17,296
National Bank of Greece SA (a)	7,821	9,240
OPAP SA	5,543	51,971
Piraeus Bank SA (a)	11,777	4,541

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Public Power Corp. SA (a)	1,523	$9,323

		128,213

HONG KONG — 9.3%
AAC Technologies Holdings, Inc.	32,500	200,582
Beijing Enterprises Holdings, Ltd.	26,000	204,565
Beijing Enterprises Water Group, Ltd. (a)	130,000	88,533
Belle International Holdings, Ltd.	117,000	136,270
China Gas Holdings, Ltd.	52,000	85,179
China Medical System Holdings, Ltd.	77,000	118,384
China Mengniu Dairy Co., Ltd.	39,000	207,247
China Mobile, Ltd.	168,497	2,199,379
China Overseas Land & Investment, Ltd.	104,000	336,023
China Pharmaceutical Group, Ltd.	52,000	43,998
China Resources Enterprise, Ltd.	26,000	50,974
China Resources Gas Group, Ltd.	104,000	323,279
China Resources Land, Ltd.	26,444	74,696
China Resources Power Holdings Co., Ltd.	52,000	130,519
China Taiping Insurance Holdings Co., Ltd. (a)	15,610	53,254
China Unicom (Hong Kong), Ltd.	52,000	79,143
CITIC, Ltd.	26,000	44,535
CNOOC, Ltd.	169,000	238,905
COSCO Pacific, Ltd.	26,000	34,072
Evergrande Real Estate Group, Ltd.	78,000	39,337
Fosun International, Ltd.	13,000	25,185
GCL Poly Energy Holdings, Ltd. (a)	65,000	17,187
Geely Automobile Holdings, Ltd.	130,000	66,903
GOME Electrical Appliances Holding, Ltd.	117,000	16,902
Guangdong Investment, Ltd.	208,000	272,574
Haier Electronics Group Co., Ltd.	39,000	102,115
Hanergy Thin Film Power Group, Ltd. (a)	598,000	538,374
Kingboard Chemical Holdings, Ltd.	13,000	20,591
Kunlun Energy Co., Ltd.	52,000	50,504
Lenovo Group, Ltd.	336,915	491,920
New World China Land, Ltd.	26,000	16,633
Shimao Property Holdings, Ltd.	13,000	27,331
Sino Biopharmaceutical, Ltd.	208,000	210,601
Sino-Ocean Land Holdings, Ltd.	39,000	23,592
Sun Art Retail Group, Ltd.	350,332	305,008
Uni-President China Holdings, Ltd.	52,000	34,407
Yuexiu Property Co., Ltd.	104,000	20,389

		6,929,090

HUNGARY — 0.1%
MOL Hungarian Oil and Gas PLC	638	27,696
OTP Bank PLC	2,043	38,813
Richter Gedeon NyRt	1,015	13,997

		80,506

INDIA — 6.7%
Dr. Reddy’s Laboratories, Ltd. ADR	10,314	588,929
GAIL India, Ltd, GDR	8,419	312,766
ICICI Bank, Ltd. ADR	17,138	177,550
Infosys, Ltd. ADR	42,315	1,484,410
Larsen & Toubro, Ltd. GDR	11,152	311,141
Mahindra & Mahindra, Ltd. GDR	17,359	332,425
Reliance Industries, Ltd. GDR (b)	13,559	358,635
State Bank of India GDR	8,238	348,467
Tata Motors, Ltd. ADR	7,847	353,586
Tata Steel, Ltd. GDR	23,709	120,916
Wipro, Ltd. ADR	43,928	585,121

		4,973,946

INDONESIA — 4.9%
Adaro Energy Tbk PT	173,100	12,577
Astra Agro Lestari Tbk PT	32,500	60,402
Astra International Tbk PT	455,400	298,666
Bank Central Asia Tbk PT	659,025	747,231
Bank Danamon Indonesia Tbk PT	212,500	83,294
Bank Mandiri Persero Tbk PT	333,100	317,814
Bank Negara Indonesia Persero Tbk PT	287,600	158,922
Bank Rakyat Indonesia Persero Tbk PT	300,600	305,198
Bumi Serpong Damai Tbk PT	166,600	27,204
Charoen Pokphand Indonesia Tbk PT	179,600	48,695
Gudang Garam Tbk PT	6,500	25,354
Indo Tambangraya Megah Tbk PT	13,000	16,803
Indocement Tunggal Prakarsa Tbk PT	45,500	76,297
Indofood CBP Sukses Makmur Tbk PT	26,000	29,182
Indofood Sukses Makmur Tbk PT	83,300	47,463
Jasa Marga Persero Tbk PT	268,100	147,634
Kalbe Farma Tbk PT	736,500	105,053
Media Nusantara Citra Tbk PT	115,800	25,374
Perusahaan Gas Negara Persero Tbk PT	357,900	131,390
Semen Indonesia Persero Tbk PT	76,800	80,177
Surya Citra Media Tbk PT	122,300	31,756
Tambang Batubara Bukit Asam Persero Tbk PT	19,500	16,033
Telekomunikasi Indonesia Persero Tbk PT	2,005,660	443,316
Unilever Indonesia Tbk PT	109,300	331,453
United Tractors Tbk PT	39,000	65,025

		3,632,313

MALAYSIA — 4.3%
AMMB Holdings Bhd	9,100	15,627
Astro Malaysia Holdings Bhd	19,500	16,849
Axiata Group Bhd	128,800	246,228
Berjaya Sports Toto Bhd	65,100	59,062
British American Tobacco Malaysia Bhd	3,900	72,303
CIMB Group Holdings Bhd	28,632	48,087
Digi.Com Bhd	75,500	128,433
Genting Bhd	10,400	25,273
Genting Malaysia Bhd	15,600	17,818
Hong Leong Bank Bhd	53,400	205,612
IHH Healthcare Bhd	217,300	352,632
IJM Corp. Bhd	9,100	17,691
IOI Corp. Bhd	78,100	96,795
IOI Properties Group Bhd	27,300	16,070
Kuala Lumpur Kepong Bhd	2,600	15,992
Malayan Banking Bhd	148,343	373,711
Maxis Bhd	170,500	331,010
MISC Bhd	10,400	23,841
Petronas Chemicals Group Bhd	105,400	160,512
Petronas Dagangan Bhd	9,100	49,143
Petronas Gas Bhd	37,700	234,334
PPB Group Bhd	3,900	16,196
Public Bank Bhd	79,360	404,568

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

RHB Capital Bhd	7,808	$16,698
SapuraKencana Petroleum Bhd	14,300	9,112
Sime Darby Bhd	45,617	114,181
Telekom Malaysia Bhd	9,111	17,885
Tenaga Nasional Bhd	26,000	100,813
UMW Holdings Bhd	5,200	15,220
YTL Corp. Bhd	35,100	15,827

		3,217,523

MEXICO — 2.5%
Alfa SAB de CV (Class A) (a)	11,529	23,309
America Movil SAB de CV (Series L)	186,590	191,805
Arca Continental SAB de CV (a)	5,127	31,531
Cemex SAB de CV (a)	38,440	36,512
Coca-Cola FEMSA SAB de CV (Series L)	5,127	40,978
El Puerto de Liverpool SAB de CV (a)	21,783	257,391
Fibra Uno Administracion SA de CV REIT	8,966	23,783
Fomento Economico Mexicano SAB de CV (a)	6,415	60,262
Genomma Lab Internacional SAB de CV (Class B) (a)	16,656	15,799
Gentera SAB de CV (a)	25,622	46,201
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,254	67,309
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	3,839	51,791
Grupo Bimbo SAB de CV (a)	6,415	18,216
Grupo Carso SAB de CV	14,093	58,641
Grupo Financiero Banorte SAB de CV	10,254	59,582
Grupo Financiero Inbursa SAB de CV	51,257	129,604
Grupo Financiero Santander Mexico SAB de CV (Class B)	10,254	22,447
Grupo Mexico SAB de CV (Series B)	38,382	113,501
Grupo Televisa SAB (a)	6,415	42,446
Industrias Penoles SAB de CV	768	13,380
Kimberly-Clark de Mexico SAB de CV (Class A)	35,876	75,311
Mexichem SAB de CV	5,127	13,408
OHL Mexico SAB de CV (a)	6,415	12,216
Promotora y Operadora de Infraestructura SAB de CV (a)	5,127	54,759
Wal-Mart de Mexico SAB de CV	171,795	429,762

		1,889,944

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	5,127	51,936
Credicorp, Ltd.	2,544	357,763
Southern Copper Corp.	3,839	112,022

		521,721

PHILIPPINES — 1.9%
Aboitiz Equity Ventures, Inc.	15,090	19,580
Aboitiz Power Corp.	134,000	133,400
Bank of the Philippine Islands	100,850	226,743
BDO Unibank, Inc.	44,240	122,427
DMCI Holdings, Inc.	84,550	29,318
International Container Terminal Services, Inc.	40,080	96,838
JG Summit Holdings, Inc.	16,660	27,021
Jollibee Foods Corp.	30,840	151,785
Metropolitan Bank & Trust	42,671	93,122
Philippine Long Distance Telephone Co.	6,419	410,127
SM Investments Corp.	1,170	23,544
Universal Robina Corp.	17,570	88,833

		1,422,738

POLAND — 0.9%
Bank Pekao SA	690	33,449
Bank Zachodni WBK SA	664	60,419
Enea SA	3,631	15,821
Energa SA	3,019	19,827
Eurocash SA	2,160	18,652
Grupa Lotos SA (a)	2,186	15,613
KGHM Polska Miedz SA	1,861	58,900
LPP SA	26	48,514
mBank	117	13,589
Orange Polska SA	5,843	14,686
PGE Polska Grupa Energetyczna SA	6,402	35,189
Polski Koncern Naftowy Orlen SA	5,400	84,386
Polskie Gornictwo Naftowe i Gazownictwo SA	13,104	19,009
Powszechna Kasa Oszczednosci Bank Polski SA	5,205	46,675
Powszechny Zaklad Ubezpieczen SA	1,483	191,266
Tauron Polska Energia SA	16,344	19,010

		695,005

QATAR — 1.1%
Commercial Bank of Qatar QSC	7,572	114,373
Doha Bank QSC	3,644	50,338
Industries Qatar QSC	4,724	180,333
Masraf Al Rayan QSC	1,405	18,386
Ooredoo QSC	1,718	47,040
Qatar Electricity & Water Co. QSC	3,566	191,264
Qatar Islamic Bank SAQ	3,735	101,959
Qatar National Bank SAQ	2,264	120,311

		824,004

RUSSIA — 3.9%
AK Transneft OAO (a)	52	110,625
Alrosa AO (a)	50,021	60,651
Gazprom OAO ADR	145,548	691,935
Lukoil OAO ADR	11,519	533,560
Magnit PJSC GDR	6,168	314,876
MegaFon OAO GDR	2,446	39,136
MMC Norilsk Nickel OJSC ADR	2,681	47,628
Mobile Telesystems OJSC ADR	14,093	142,339
Moscow Exchange MICEX-RTS OAO	25,557	29,902
NovaTek OAO GDR	2,004	150,300
Rosneft OAO GDR	28,576	123,020
Rostelecom OJSC ADR	1,666	13,228
RusHydro JSC ADR	14,743	14,271
Sberbank of Russia ADR	31,062	136,487
Sberbank Preference Shares (a)	12,883	10,036
Severstal PAO GDR	2,186	24,549
Sistema JSFC GDR	2,160	15,984

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Surgutneftegas OAO ADR	10,762	$66,294
Surgutneftegas OAO ADR Preference Shares	14,366	108,248
Tatneft OAO ADR	6,637	197,716
Uralkali PJSC GDR	1,158	15,459
VTB Bank OJSC GDR	39,207	79,120

		2,925,364

SOUTH AFRICA — 7.1%
African Bank Investments, Ltd. (a)(c)	1,693	43
African Rainbow Minerals, Ltd.	2,511	20,492
AngloGold Ashanti, Ltd. (a)	3,071	29,576
Aspen Pharmacare Holdings, Ltd. (a)	2,082	65,985
Assore, Ltd.	885	9,715
Barclays Africa Group, Ltd.	2,056	31,393
Barloworld, Ltd.	1,861	14,254
Bidvest Group, Ltd.	9,473	256,976
Coronation Fund Managers, Ltd.	6,350	51,492
Discovery, Ltd.	13,312	137,116
Exxaro Resources, Ltd.	1,431	11,870
FirstRand, Ltd.	79,729	367,446
Foschini Group, Ltd.	7,274	108,405
Gold Fields, Ltd.	6,519	27,612
Growthpoint Properties, Ltd. REIT	17,710	41,906
Impala Platinum Holdings, Ltd. (a)	2,642	12,828
Imperial Holdings, Ltd.	4,607	73,351
Investec, Ltd.	2,225	18,457
Kumba Iron Ore, Ltd.	1,978	25,467
Liberty Holdings, Ltd.	5,101	70,666
Life Healthcare Group Holdings, Ltd.	51,075	178,354
Massmart Holdings, Ltd.	2,824	34,961
Mediclinic International, Ltd.	2,511	25,282
MMI Holdings, Ltd.	7,586	20,549
Mr. Price Group, Ltd.	8,927	191,570
MTN Group, Ltd.	39,404	666,693
Naspers, Ltd. (Class N)	338	52,166
Nedbank Group, Ltd.	6,298	123,598
Netcare, Ltd.	20,586	70,850
Pick n Pay Stores, Ltd.	12,583	51,355
PPC, Ltd.	25,258	38,211
Rand Merchant Insurance Holdings, Ltd.	14,249	54,403
Redefine Properties, Ltd.	100,862	103,224
Remgro, Ltd.	1,431	31,393
RMB Holdings, Ltd.	17,281	99,668
Sanlam, Ltd.	42,070	272,116
Sappi, Ltd. (a)	5,635	22,756
Sasol, Ltd.	15,205	517,243
Shoprite Holdings, Ltd.	19,207	260,405
Spar Group, Ltd.	10,723	167,001
Standard Bank Group, Ltd.	29,292	406,153
Steinhoff International Holdings, Ltd.	9,018	56,588
Tiger Brands, Ltd.	5,153	129,881
Truworths International, Ltd.	19,012	138,492
Vodacom Group, Ltd.	18,934	207,354
Woolworths Holdings, Ltd.	2,199	15,636

		5,310,952

SOUTH KOREA — 14.5%
AmorePacific Corp.	117	353,810
AmorePacific Group	78	105,458
BS Financial Group, Inc.	1,796	24,606
Cheil Worldwide, Inc. (a)	1,796	38,933
CJ CheilJedang Corp.	221	75,297
CJ Corp.	208	32,997
Coway Co., Ltd.	1,158	95,504
Daelim Industrial Co., Ltd.	312	18,167
Daewoo International Corp.	638	15,268
Daewoo Securities Co., Ltd.	2,316	27,033
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,028	16,771
DGB Financial Group, Inc.	1,693	18,464
Dongbu Insurance Co., Ltd.	4,385	195,447
Doosan Corp.	156	16,381
Doosan Heavy Industries & Construction Co., Ltd.	768	19,590
Doosan Infracore Co., Ltd. (a)	1,536	16,475
E-Mart Co., Ltd.	364	76,445
GS Engineering & Construction Corp. (a)	508	13,828
GS Holdings Corp.	638	24,670
Halla Visteon Climate Control Corp.	898	31,081
Hana Financial Group, Inc.	4,112	106,557
Hankook Tire Co., Ltd.	508	20,765
Hanwha Chemical Corp.	1,028	13,528
Hanwha Corp.	1,158	37,941
Hanwha Life Insurance Co., Ltd.	2,954	19,623
Hyosung Corp.	325	25,398
Hyundai Department Store Co., Ltd.	156	20,951
Hyundai Engineering & Construction Co., Ltd.	612	27,802
Hyundai Glovis Co., Ltd.	299	60,908
Hyundai Heavy Industries Co., Ltd. (a)	651	71,587
Hyundai Marine & Fire Insurance Co., Ltd.	7,066	157,949
Hyundai Mobis Co., Ltd.	1,751	389,041
Hyundai Motor Co.	1,301	197,592
Hyundai Motor Co. Preference Shares (d)	364	36,418
Hyundai Motor Co. Preference Shares (d)	586	60,214
Hyundai Motor Co., GDR (a)	1,262	62,469
Hyundai Steel Co.	742	48,822
Hyundai Wia Corp.	521	66,449
Industrial Bank of Korea	3,214	38,674
Kangwon Land, Inc.	7,326	228,803
KB Financial Group, Inc. ADR (a)	5,582	196,151
KCC Corp.	39	19,896
KEPCO Plant Service & Engineering Co., Ltd.	794	69,849
Kia Motors Corp.	2,850	116,112
Korea Electric Power Corp. ADR (a)	7,678	157,399
Korea Gas Corp.	508	18,544
Korea Investment Holdings Co., Ltd.	508	28,801
Korea Zinc Co., Ltd.	195	74,523
Korean Air Lines Co., Ltd. (a)	758	33,170
KT Corp. ADR (a)	12,297	160,845
KT&G Corp.	5,588	446,758
LG Chem, Ltd.	286	58,259
LG Chem, Ltd. Preference Shares	130	17,811
LG Corp.	703	38,843

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

LG Display Co., Ltd. ADR	5,387	$77,088
LG Electronics, Inc.	1,080	57,337
LG Household & Health Care, Ltd.	247	187,234
LG Uplus Corp.	2,446	24,252
Lotte Chemical Corp.	182	33,383
Lotte Shopping Co., Ltd.	260	55,658
LS Corp.	299	14,014
NAVER Corp.	804	486,263
NCSoft Corp.	325	53,168
OCI Co., Ltd.	117	10,915
Orion Corp.	117	122,120
POSCO ADR	3,383	184,915
S-Oil Corp.	573	33,209
S1 Corp.	2,082	157,447
Samsung C&T Corp.	924	49,471
Samsung Card Co., Ltd.	508	18,796
Samsung Electro-Mechanics Co., Ltd.	703	48,727
Samsung Electronics Co., Ltd. GDR	4,243	2,732,492
Samsung Electronics Co., Ltd. GDR Preference Shares	1,077	532,684
Samsung Fire & Marine Insurance Co., Ltd.	833	200,845
Samsung Heavy Industries Co., Ltd.	1,796	29,220
Samsung Life Insurance Co., Ltd.	1,770	154,274
Samsung SDI Co., Ltd.	431	53,028
Samsung Securities Co., Ltd.	508	23,810
Shinhan Financial Group Co., Ltd. ADR (a)	4,489	167,440
Shinsegae Co., Ltd.	91	13,821
SK C&C Co., Ltd.	586	122,804
SK Holdings Co., Ltd.	950	145,568
SK Hynix, Inc.	2,316	95,087
SK Innovation Co., Ltd. (a)	1,171	100,693
SK Networks Co., Ltd.	2,316	17,034
SK Telecom Co., Ltd. ADR	8,875	241,489
Woori Bank	5,648	47,752
Yuhan Corp.	1,028	173,271

		10,809,986

SPAIN — 0.0% (e)
Cemex Latam Holdings SA (a)	4,268	22,180

TAIWAN — 13.6%
Acer, Inc. (a)	39,258	25,344
Advanced Semiconductor Engineering, Inc.	52,000	70,214
Advantech Co., Ltd.	24,867	189,542
Asia Cement Corp.	130,200	163,738
Asustek Computer, Inc.	26,000	261,745
AU Optronics Corp.	117,000	58,893
Cathay Financial Holding Co., Ltd.	26,100	41,707
Chang Hwa Commercial Bank, Ltd.	39,060	22,595
Cheng Shin Rubber Industry Co., Ltd.	13,000	29,872
Chicony Electronics Co., Ltd.	52,020	145,969
China Airlines, Ltd. (a)	260,000	133,365
China Development Financial Holding Corp.	104,000	36,063
China Life Insurance Co., Ltd.	26,200	22,817
China Steel Corp.	286,440	238,013
Chunghwa Telecom Co., Ltd.	142,540	453,267
Compal Electronics, Inc.	78,000	64,938
CTBC Financial Holding Co., Ltd.	91,258	60,664
Delta Electronics, Inc.	52,000	328,220
E.Sun Financial Holding Co., Ltd.	39,267	24,032
Eva Airways Corp. (a)	52,589	38,572
Far Eastern New Century Corp.	26,040	26,881
Far EasTone Telecommunications Co., Ltd.	168,449	406,453
First Financial Holding Co., Ltd	208,050	123,673
Formosa Chemicals & Fibre Corp.	26,000	59,661
Formosa International Hotels Corp.	6,000	63,375
Formosa Petrochemical Corp.	52,000	113,838
Formosa Plastics Corp.	52,000	126,136
Formosa Taffeta Co., Ltd.	65,000	68,448
Foxconn Technology Co., Ltd.	64,763	173,860
Fubon Financial Holding Co., Ltd.	26,000	46,699
Giant Manufacturing Co., Ltd.	13,000	125,471
Hon Hai Precision Industry Co., Ltd.	116,960	342,395
HTC Corp. (a)	39,000	173,873
Hua Nan Financial Holdings Co., Ltd.	325,750	186,351
Innolux Corp.	142,751	71,398
Inotera Memories, Inc. (a)	53,000	70,717
Inventec Corp.	26,000	18,821
Kinsus Interconnect Technology Corp.	26,000	83,509
Largan Precision Co., Ltd.	3,000	258,389
Lite-On Technology Corp.	169,065	219,098
MediaTek, Inc.	32,877	444,980
Mega Financial Holding Co., Ltd.	78,000	64,688
Nan Ya Plastics Corp.	13,000	28,875
Novatek Microelectronics Corp.	13,000	67,306
Pegatron Corp.	26,000	70,380
Pou Chen Corp.	26,000	36,395
Powertech Technology, Inc.	13,000	22,394
President Chain Store Corp.	39,000	293,528
Quanta Computer, Inc.	26,000	62,819
Radiant Opto-Electronics Corp.	13,000	40,467
Ruentex Industries, Ltd.	13,000	28,460
ScinoPharm Taiwan, Ltd.	26,080	41,300
Shin Kong Financial Holding Co., Ltd.	65,271	18,545
Siliconware Precision Industries Co., Ltd.	13,000	21,646
Simplo Technology Co., Ltd.	13,000	65,436
SinoPac Financial Holdings Co., Ltd.	52,556	21,919
Standard Foods Corp.	13,090	33,719
Synnex Technology International Corp.	78,000	105,446
Taishin Financial Holding Co., Ltd.	65,496	27,839
Taiwan Business Bank (a)	65,200	19,795
Taiwan Cement Corp.	78,000	109,933
Taiwan Cooperative Financial Holding Co., Ltd.	628,730	318,484
Taiwan Mobile Co., Ltd.	142,542	498,829
Taiwan Semiconductor Manufacturing Co., Ltd.	445,495	2,071,573
Teco Electric & Machinery Co., Ltd.	13,000	12,381
Transcend Information, Inc.	26,000	92,234
U-Ming Marine Transport Corp.	65,000	96,181
Uni-President Enterprises Corp.	26,120	43,742
Unimicron Technology Corp.	26,000	16,868
United Microelectronics Corp.	156,000	77,277
Walsin Lihwa Corp. (a)	65,000	20,046

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Wistron Corp.	52,080	$44,274
WPG Holdings, Ltd.	13,000	16,743
Yuanta Financial Holding Co., Ltd.	52,100	26,225

		10,129,343

THAILAND — 1.8%
Advanced Info Service PCL	41,600	302,987
Bangkok Bank PCL NVDR	29,900	169,531
Bangkok Dusit Medical Services PCL	158,800	96,139
Banpu PCL	20,800	18,857
BEC World PCL (c)	29,900	37,673
Bumrungrad Hospital PCL	7,800	36,435
Charoen Pokphand Foods PCL	22,100	15,281
CP ALL PCL	88,500	111,509
Home Product Center PCL	91,087	22,814
IRPC PCL	173,100	22,874
Kasikornbank PCL NVDR	20,800	146,380
Krung Thai Bank PCL	35,100	24,594
PTT Exploration & Production PCL	18,200	60,965
PTT Global Chemical PCL	14,300	22,962
PTT PCL	19,500	193,562
Siam Cement PCL NVDR	1,300	20,455
Siam Commercial Bank PCL	9,100	49,779
Thai Oil PCL	13,000	20,774

		1,373,571

TURKEY — 0.7%
Akbank TAS	14,340	42,250
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	1,523	12,728
BIM Birlesik Magazalar AS	6,324	112,280
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,483	16,455
Eregli Demir ve Celik Fabrikalari TAS	12,987	20,207
Ford Otomotiv Sanayi AS	1,783	23,039
Haci Omer Sabanci Holding AS	6,155	21,761
KOC Holding AS	6,402	29,218
Tupras-Turkiye Petrol Rafinerileri AS	1,262	29,964
Turk Hava Yollari AO (a)	5,804	19,201
Turkcell Iletisim Hizmetleri AS (a)	4,852	24,947
Turkiye Garanti Bankasi AS	18,127	59,551
Turkiye Halk Bankasi AS	6,155	30,461
Turkiye Is Bankasi (Class C)	16,643	37,625
Turkiye Vakiflar Bankasi Tao (Class D)	9,109	14,945
Yapi ve Kredi Bankasi AS	9,096	14,013

		508,645

UNITED ARAB EMIRATES — 1.0%
Aldar Properties PJSC	62,604	40,396
DP World, Ltd.	9,226	199,282
Dubai Financial Market PJSC	42,187	17,344
Dubai Islamic Bank PJSC	19,988	33,740
Emaar Properties PJSC	24,959	44,850
First Gulf Bank PJSC	45,405	180,488
National Bank of Abu Dhabi PJSC	66,431	215,233

		731,333

TOTAL COMMON STOCKS —
(Cost $73,502,673)		74,219,052

RIGHTS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Discovery, Ltd. (expiring 4/2/15) (a) (Cost $0)	1,250	3,590

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g) (Cost $181,570)	181,570	181,570

TOTAL INVESTMENTS — 99.6%
(Cost $73,684,243)		74,404,212
OTHER ASSETS & LIABILITIES — 0.4%		322,476

NET ASSETS — 100.0%		$74,726,688

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.5%
AGL Energy, Ltd.	87	$1,010
Amcor, Ltd.	301	3,229
AMP, Ltd.	223	1,097
Aurizon Holdings, Ltd.	235	871
Australia & New Zealand Banking Group, Ltd.	186	5,206
BHP Billiton, Ltd.	192	4,551
Brambles, Ltd.	412	3,626
Cochlear, Ltd.	19	1,314
Commonwealth Bank of Australia	87	6,208
CSL, Ltd.	193	13,582
Flight Centre Travel Group, Ltd.	24	727
Fortescue Metals Group, Ltd.	264	395
Insurance Australia Group, Ltd.	203	946
Lend Lease Group	85	1,081
Macquarie Group, Ltd.	20	1,171
National Australia Bank, Ltd.	168	4,948
Newcrest Mining, Ltd. (a)	109	1,113
Orica, Ltd.	58	887
Origin Energy, Ltd.	79	683
QBE Insurance Group, Ltd.	110	1,096
REA Group, Ltd.	27	996
Rio Tinto, Ltd.	32	1,399
Santos, Ltd.	78	425
Scentre Group	471	1,346
Seek, Ltd.	73	955
Suncorp Group, Ltd.	84	866
Telstra Corp., Ltd.	2,662	12,832
Transurban Group	784	5,708
Wesfarmers, Ltd.	61	2,049
Westfield Corp.	106	773
Westpac Banking Corp.	201	6,047
Woodside Petroleum, Ltd.	32	844
Woolworths, Ltd.	333	7,502

		95,483

AUSTRIA — 0.1%
Erste Group Bank AG	33	813
OMV AG	30	824
Raiffeisen Bank International AG	32	447
Voestalpine AG	23	842

		2,926

BELGIUM — 0.2%
Ageas	26	933
Anheuser-Busch InBev NV	29	3,544
Belgacom SA	72	2,519
Colruyt SA	21	914
Delhaize Group	15	1,349
Groupe Bruxelles Lambert SA	10	829
KBC Groep NV (a)	19	1,175
Solvay SA	7	1,011
Umicore SA	21	877

		13,151

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings, Ltd. (a)	68	4,471

CANADA — 4.4%
Agnico-Eagle Mines, Ltd.	186	5,168
Agrium, Inc.	12	1,251
Alimentation Couche-Tard, Inc. (Class B)	96	3,826
Bank of Montreal	136	8,150
Bank of Nova Scotia	294	14,750
Barrick Gold Corp.	257	2,811
BCE, Inc.	358	15,157
Bombardier, Inc. (Class B)	295	582
Brookfield Asset Management, Inc. (Class A)	33	1,765
Canadian Imperial Bank of Commerce	81	5,873
Canadian National Railway Co.	190	12,725
Canadian Natural Resources, Ltd.	62	1,900
Canadian Oil Sands, Ltd.	120	933
Canadian Pacific Railway, Ltd.	7	1,282
Canadian Tire Corp., Ltd. (Class A)	11	1,121
Catamaran Corp. (a)	23	1,369
Cenovus Energy, Inc.	42	708
CI Financial Corp.	40	1,118
Crescent Point Energy Corp.	25	558
Dollarama, Inc.	180	10,062
Eldorado Gold Corp.	467	2,142
Enbridge, Inc.	451	21,740
Encana Corp.	45	502
Fairfax Financial Holdings, Ltd.	12	6,727
First Capital Realty, Inc.	121	1,885
First Quantum Minerals, Ltd.	52	630
Franco-Nevada Corp.	241	11,680
Gildan Activewear, Inc.	52	1,533
Goldcorp, Inc.	910	16,468
Great-West Lifeco, Inc.	37	1,070
Husky Energy, Inc.	32	653
Imperial Oil, Ltd.	21	838
Intact Financial Corp.	167	12,582
Loblaw Cos., Ltd.	26	1,271
Magna International, Inc.	32	1,711
Manulife Financial Corp.	101	1,715
Metro, Inc., (Class A)	75	2,032
National Bank of Canada	188	6,864
Onex Corp.	18	1,045
Pembina Pipeline Corp.	8	253
Potash Corp. of Saskatchewan, Inc.	208	6,706
Power Corp. of Canada	39	1,032
Power Financial Corp.	33	977
Restaurant Brands International, Inc.	88	3,374
RioCan REIT	148	3,385
Rogers Communications, Inc. (Class B)	141	4,721
Royal Bank of Canada	158	9,511
Saputo, Inc.	56	1,539
Shaw Communications, Inc. (Class B)	363	8,146
Silver Wheaton Corp.	453	8,606
Sun Life Financial, Inc.	32	986
Suncor Energy, Inc.	107	3,127
Talisman Energy, Inc.	97	744
Teck Resources, Ltd. (Class B)	67	920
TELUS Corp.	258	8,570
Thomson Reuters Corp.	150	6,082
Toronto-Dominion Bank	293	12,541
TransCanada Corp.	194	8,296

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Yamana Gold, Inc.	252	$903

		274,616

DENMARK — 0.9%
AP Moeller — Maersk A/S (Class A)	1	2,031
AP Moeller — Maersk A/S (Class B)	1	2,090
Carlsberg A/S (Class B)	10	825
Coloplast A/S (Class B)	62	4,688
Danske Bank A/S	52	1,372
Novo Nordisk A/S (Class B)	684	36,580
Novozymes A/S (Class B)	93	4,252
Pandora A/S	34	3,096
TDC A/S	173	1,239
Tryg A/S	12	1,416

		57,589

FINLAND — 0.2%
Fortum Oyj	59	1,239
Kone Oyj (Class B)	100	4,434
Nokia Oyj	129	985
Orion Oyj (Class B)	35	988
Sampo Oyj (Class A)	24	1,212
Stora Enso Oyj	103	1,061
UPM-Kymmene Oyj	59	1,148
Wartsila Oyj Abp	36	1,594

		12,661

FRANCE — 1.9%
Aeroports de Paris	25	2,988
Air Liquide SA	15	1,930
Alcatel-Lucent (a)	267	1,009
Alstom SA (a)	27	833
Arkema SA	11	871
AXA SA	261	6,575
BNP Paribas SA	145	8,810
Bouygues SA	27	1,060
Bureau Veritas SA	56	1,202
Cap Gemini SA	14	1,148
Carrefour SA	61	2,037
Casino Guichard-Perrachon SA	8	709
Christian Dior SE	5	944
CNP Assurances	48	841
Compagnie de Saint-Gobain	38	1,669
Compagnie Generale des Etablissements Michelin	17	1,691
Credit Agricole SA	124	1,821
Danone SA	26	1,749
Dassault Systemes	76	5,154
EDF SA	27	648
Essilor International SA	15	1,721
GDF Suez	160	3,163
Iliad SA	32	7,468
Kering	5	976
L’Oreal SA	8	1,472
Lafarge SA	12	778
Lagardere SCA	30	900
Legrand SA	16	865
LVMH Moet Hennessy Louis Vuitton SE	12	2,116
Natixis SA	158	1,181
Orange SA	213	3,423
Pernod Ricard SA	10	1,183
Peugeot SA (a)	81	1,356
Publicis Groupe SA	44	3,394
Renault SA	25	2,276
Rexel SA	42	792
Safran SA	16	1,117
Sanofi	63	6,220
Schneider Electric SE	26	2,020
SCOR SE	29	979
Societe BIC SA	8	1,138
Societe Generale SA	98	4,733
Sodexo SA	10	975
Suez Environnement Co.	51	878
Technip SA	11	666
Total SA	253	12,574
Unibail-Rodamco SE	5	1,348
Valeo SA	8	1,195
Vallourec SA	19	464
Veolia Environnement SA	61	1,154
Vinci SA	37	2,115
Vivendi SA	119	2,956

		117,285

GERMANY — 2.3%
adidas AG	11	871
Allianz SE	45	7,822
BASF SE	77	7,654
Bayer AG	29	4,359
Bayerische Motoren Werke AG	31	3,877
Bayerische Motoren Werke AG Preference Shares	11	1,018
Beiersdorf AG	22	1,911
Brenntag AG	18	1,078
Celesio AG	68	2,008
Commerzbank AG (a)	145	2,001
Continental AG	6	1,420
Daimler AG	94	9,059
Deutsche Bank AG	252	8,758
Deutsche Boerse AG	15	1,225
Deutsche Lufthansa AG	41	576
Deutsche Post AG	68	2,125
Deutsche Telekom AG	283	5,182
E.ON SE	398	5,935
Fresenius Medical Care AG & Co. KGaA	125	10,399
Fresenius SE & Co. KGaA	21	1,254
Fuchs Petrolub SE Preference Shares	22	880
Hannover Rueck SE	12	1,240
HeidelbergCement AG	12	951
Henkel AG & Co. KGaA	10	1,033
Henkel AG & Co. KGaA Preference Shares	9	1,059
Hugo Boss AG	10	1,216
Infineon Technologies AG	94	1,124
K+S AG	29	947
Kabel Deutschland Holding AG (a)	27	3,509
Lanxess AG	15	799
Linde AG	10	2,037
MAN SE	45	4,736
Merck KGaA	12	1,347
Metro AG	30	1,018

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Muenchener Rueckversicherungs- Gesellschaft AG	21	$4,528
Porsche Automobil Holding SE Preference Shares	25	2,456
RWE AG	91	2,324
SAP SE	223	16,174
Siemens AG	51	5,516
Telefonica Deutschland Holding AG (a)	324	1,871
ThyssenKrupp AG	37	971
TUI AG	59	1,040
United Internet AG	30	1,366
Volkswagen AG	5	1,289
Volkswagen AG Preference Shares	29	7,720

		145,683

HONG KONG — 1.9%
AIA Group, Ltd.	400	2,518
Bank of East Asia, Ltd.	206	820
BOC Hong Kong Holdings, Ltd.	1,000	3,566
Cheung Kong Infrastructure Holdings, Ltd.	1,000	8,597
CLP Holdings, Ltd.	2,000	17,477
Galaxy Entertainment Group, Ltd.	1,000	4,553
Hang Seng Bank, Ltd.	1,200	21,746
HKT Trust/HKT, Ltd.	3,540	4,561
Hong Kong Exchanges and Clearing, Ltd.	300	7,352
Link REIT	3,000	18,496
MTR Corp., Ltd.	2,000	9,519
New World Development Co., Ltd.	1,000	1,159
Noble Group, Ltd.	1,000	671
Power Assets Holdings, Ltd.	1,000	10,228
Sands China, Ltd.	800	3,312
SJM Holdings, Ltd.	1,000	1,308
Wynn Macau, Ltd.	400	866

		116,749

IRELAND — 1.0%
Accenture PLC (Class A)	284	26,608
Actavis PLC (a)	32	9,616
Bank of Ireland (a)	2,748	1,045
CRH PLC	44	1,145
Eaton Corp. PLC	24	1,631
James Hardie Industries PLC	109	1,271
Kerry Group PLC (Class A)	106	7,115
Medtronic PLC	57	4,445
Pentair PLC	14	880
Perrigo Co. PLC	25	4,139
Ryanair Holdings PLC	228	2,725
Seagate Technology PLC	24	1,249
Tyco International PLC	24	1,033
Weatherford International PLC (a)	48	590
Willis Group Holdings PLC	32	1,542

		65,034

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,484
Bank Leumi Le-Israel BM (a)	418	1,552
Israel Chemicals, Ltd.	122	868
Mizrahi Tefahot Bank, Ltd. (a)	89	904
NICE Systems, Ltd.	74	4,539
Teva Pharmaceutical Industries, Ltd.	188	11,800

		21,147

ITALY — 0.4%
Assicurazioni Generali SpA	123	2,419
Atlantia SpA	38	998
Banca Monte dei Paschi di Siena SpA (a)	1,318	875
Banco Popolare SC (a)	61	954
Enel SpA	939	4,248
ENI SpA	310	5,370
Intesa Sanpaolo SpA	1,159	3,941
Saipem SpA (a)	40	408
Snam SpA	185	898
Telecom Italia SpA (a)(b)	1,742	2,043
Telecom Italia SpA (b)	1,354	1,272
UBI Banca SCpA	129	1,009
UniCredit SpA	383	2,604

		27,039

JAPAN — 9.2%
Aeon Co., Ltd.	100	1,100
ANA Holdings, Inc.	2,000	5,367
Aozora Bank, Ltd.	1,000	3,552
Astellas Pharma, Inc.	400	6,562
Bank of Yokohama, Ltd.	1,000	5,870
Benesse Holdings, Inc.	100	3,152
Bridgestone Corp.	100	4,016
Calbee, Inc.	100	4,353
Canon, Inc.	400	14,169
Chubu Electric Power Co., Inc.	100	1,196
Chugai Pharmaceutical Co., Ltd.	200	6,312
Chugoku Bank, Ltd.	200	2,994
Chugoku Electric Power Co., Inc.	100	1,306
Dai-ichi Life Insurance Co., Ltd.	100	1,455
Daiichi Sankyo Co., Ltd.	100	1,590
East Japan Railway Co.	100	8,038
Eisai Co., Ltd.	300	21,351
FamilyMart Co., Ltd.	100	4,203
Fuji Heavy Industries, Ltd.	200	6,656
FUJIFILM Holdings Corp.	100	3,566
Hisamitsu Pharmaceutical Co., Inc.	100	4,111
Hitachi, Ltd.	1,000	6,864
Honda Motor Co., Ltd.	200	6,509
Idemitsu Kosan Co., Ltd.	100	1,744
Inpex Corp.	100	1,105
Isetan Mitsukoshi Holdings, Ltd.	100	1,658
ITOCHU Corp.	300	3,256
Japan Airlines Co., Ltd.	200	6,237
Japan Prime Realty Investment Corp.	1	3,448
Japan Real Estate Investment Corp.	1	4,711
Japan Retail Fund Investment Corp.	3	5,969
Japan Tobacco, Inc.	300	9,507
JFE Holdings, Inc.	100	2,213
JX Holdings, Inc.	700	2,698
Kakaku.com, Inc.	200	3,332
Kansai Electric Power Co., Inc. (a)	100	956
KDDI Corp.	300	6,806
Keio Corp.	1,000	7,863
Kirin Holdings Co., Ltd.	100	1,315
Kobe Steel, Ltd.	1,000	1,851

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Komatsu, Ltd.	100	$1,970
Kyushu Electric Power Co., Inc. (a)	100	971
Lawson, Inc.	100	6,946
M3, Inc.	300	6,381
Marubeni Corp.	1,000	5,804
McDonald’s Holdings Co. (Japan), Ltd.	100	2,217
Miraca Holdings, Inc.	100	4,611
Mitsubishi Chemical Holdings Corp.	300	1,748
Mitsubishi Corp.	300	6,055
Mitsubishi Motors Corp.	100	905
Mitsubishi Tanabe Pharma Corp.	300	5,158
Mitsubishi UFJ Financial Group, Inc.	2,000	12,403
Mitsui & Co., Ltd.	300	4,033
Mizuho Financial Group, Inc.	3,200	5,633
MS&AD Insurance Group Holdings, Inc.	100	2,810
Nagoya Railroad Co., Ltd.	1,000	4,003
Nikon Corp.	100	1,343
Nippon Building Fund, Inc.	1	4,920
Nippon Prologis REIT, Inc.	2	4,409
Nippon Steel & Sumitomo Metal Corp.	1,000	2,522
Nippon Telegraph & Telephone Corp.	200	12,336
Nissan Motor Co., Ltd.	400	4,083
Nissin Foods Holding Co., Ltd.	100	4,928
Nitori Holding Co., Ltd.	100	6,788
Nomura Holdings, Inc.	200	1,178
Nomura Research Institute, Ltd.	100	3,769
NTT DoCoMo, Inc.	1,368	23,790
Oracle Corp.	100	4,311
Oriental Land Co., Ltd.	392	29,729
ORIX Corp.	100	1,408
Osaka Gas Co., Ltd.	1,000	4,192
Otsuka Corp.	100	4,269
Otsuka Holdings Co., Ltd.	400	12,540
Panasonic Corp.	200	2,630
Park24 Co., Ltd.	100	2,049
Resona Holdings, Inc.	400	1,990
Ricoh Co., Ltd.	100	1,091
Santen Pharmaceutical Co., Ltd.	500	7,296
Secom Co., Ltd.	200	13,383
Sekisui House, Ltd.	100	1,455
Seven & i Holdings Co., Ltd.	100	4,213
Shimamura Co., Ltd.	100	9,272
Showa Shell Sekiyu K.K.	200	1,831
Sony Corp. (a)	200	5,320
Sumitomo Corp.	200	2,144
Sumitomo Electric Industries, Ltd.	100	1,313
Sumitomo Mitsui Financial Group, Inc.	200	7,674
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,132
Suntory Beverage & Food, Ltd.	200	8,589
Suzuken Co., Ltd.	110	3,362
T&D Holdings, Inc.	100	1,380
Takeda Pharmaceutical Co., Ltd.	589	29,464
Tobu Railway Co., Ltd.	2,000	9,506
Toho Co., Ltd.	100	2,450
Tohoku Electric Power Co., Inc.	100	1,139
Tokio Marine Holdings, Inc.	100	3,784
Tokyo Electric Power Co., Inc. (a)	300	1,138
TonenGeneral Sekiyu K.K.	1,000	8,647
Toshiba Corp.	1,000	4,204
Toyota Motor Corp.	200	13,980
Unicharm Corp.	100	2,628
United Urban Investment Corp.	3	4,680
USS Co., Ltd.	300	5,198
West Japan Railway Co.	200	10,512
Yahoo! Japan Corp.	400	1,654
Yamada Denki Co., Ltd.	300	1,238
Yamato Holdings Co., Ltd.	400	9,246

		575,716

LUXEMBOURG — 0.2%
Altice SA (a)	95	10,290
ArcelorMittal	144	1,357
RTL Group SA	12	1,155
Subsea 7 SA	54	465
Tenaris SA	46	645

		13,912

NETHERLANDS — 1.1%
Aegon NV	268	2,115
Airbus Group NV	33	2,142
Akzo Nobel NV	15	1,134
ASML Holding NV	12	1,222
Chicago Bridge & Iron Co. NV	25	1,232
CNH Industrial NV	94	769
Core Laboratories NV	11	1,149
Fiat Chrysler Automobiles NV (a)	262	4,263
Heineken Holding NV	16	1,102
Heineken NV	16	1,221
ING Groep NV (a)	434	6,360
Koninklijke Ahold NV	90	1,774
Koninklijke DSM NV	14	781
Koninklijke KPN NV	337	1,143
Koninklijke Philips NV	56	1,589
LyondellBasell Industries NV (Class A)	146	12,819
Mylan NV (a)	22	1,306
Randstad Holding NV	18	1,092
Reed Elsevier NV	223	5,554
Unilever NV	471	19,685

		68,452

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,506
Ryman Healthcare, Ltd.	147	864

		4,370

NORWAY — 0.1%
DnB ASA	94	1,513
Norsk Hydro ASA	195	1,026
Seadrill, Ltd.	27	254
Statoil ASA	118	2,091
Telenor ASA	45	909
Yara International ASA	23	1,170

		6,963

PORTUGAL — 0.0% (c)
EDP — Energias de Portugal SA	228	853
Galp Energia SGPS SA	60	649
Jeronimo Martins SGPS SA	72	905

		2,407

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.9%
ComfortDelGro Corp., Ltd.	3,000	$6,321
Flextronics International, Ltd. (a)	104	1,318
Oversea-Chinese Banking Corp., Ltd.	966	7,444
Singapore Airlines, Ltd.	1,000	8,712
Singapore Press Holdings, Ltd.	2,000	6,109
Singapore Telecommunications, Ltd.	6,842	21,847
StarHub, Ltd.	1,000	3,171

		54,922

SPAIN — 0.7%
ACS, Actividades de Construccion y Servicios SA	26	921
Banco Bilbao Vizcaya Argentaria SA	445	4,496
Banco de Sabadell SA	314	769
Banco Popular Espanol SA	154	754
Banco Santander SA	1,097	8,267
CaixaBank SA	182	862
Ferrovial SA	49	1,042
Gas Natural SDG SA	35	786
Iberdrola SA	555	3,578
Inditex SA	295	9,467
International Consolidated Airlines Group SA (a)	161	1,444
Repsol SA	112	2,085
Telefonica SA	422	6,010
Zardoya Otis SA	62	800

		41,281

SWEDEN — 0.8%
Alfa Laval AB	76	1,494
Assa Abloy AB (Class B)	20	1,192
Atlas Copco AB (Class A)	181	5,862
Atlas Copco AB (Class B)	106	3,133
Autoliv, Inc.	10	1,178
Boliden AB	74	1,471
Electrolux AB (Series B)	42	1,204
Elekta AB (Class B)	80	719
Hennes & Mauritz AB (Class B)	299	12,117
Investor AB (Class B)	67	2,670
Kinnevik Investment AB (Class B)	25	835
Nordea Bank AB	254	3,101
Sandvik AB	70	783
Skandinaviska Enskilda Banken AB (Class A)	116	1,357
Skanska AB (Class B)	48	1,076
SKF AB (Class B)	40	1,033
Svenska Cellulosa AB (Class B)	36	829
Svenska Handelsbanken AB (Class A)	35	1,580
Swedbank AB (Class A)	67	1,601
Telefonaktiebolaget LM Ericsson (Class B)	170	2,137
TeliaSonera AB	174	1,106
Volvo AB (Class B)	108	1,306

		47,784

SWITZERLAND — 4.9%
ABB, Ltd. (a)	110	2,336
ACE, Ltd.	25	2,787
Actelion, Ltd. (a)	26	3,014
Adecco SA (a)	13	1,084
Baloise Holding AG	9	1,193
Barry Callebaut AG (a)	3	2,939
Cie Financiere Richemont SA	119	9,593
Credit Suisse Group AG (a)	141	3,801
EMS-Chemie Holding AG	3	1,224
Geberit AG	10	3,758
Givaudan SA (a)	4	7,256
Holcim, Ltd. (a)	14	1,047
Julius Baer Group, Ltd. (a)	195	9,789
Kuehne + Nagel International AG	82	12,199
Lindt & Spruengli AG	1	5,369
Nestle SA	488	36,878
Novartis AG	410	40,586
Partners Group Holding AG	27	8,075
Roche Holding AG	248	68,454
Schindler Holding AG (b)	19	3,165
Schindler Holding AG (b)	31	5,078
SGS SA	7	13,405
Swatch Group AG (b)	8	3,394
Swatch Group AG (b)	13	1,091
Swiss Life Holding AG (a)	4	991
Swiss Prime Site AG (a)	74	6,438
Swiss Re AG	39	3,778
Swisscom AG	30	17,435
Syngenta AG	34	11,576
TE Connectivity, Ltd.	102	7,305
Transocean, Ltd.	28	405
UBS Group AG (a)	249	4,697
Zurich Insurance Group AG (a)	13	4,407

		304,547

UNITED KINGDOM — 7.9%
Aberdeen Asset Management PLC	282	1,924
Admiral Group PLC	64	1,454
Aggreko PLC	70	1,587
Amec Foster Wheeler PLC	77	1,035
Anglo American PLC	148	2,223
Aon PLC	12	1,153
Associated British Foods PLC	21	879
AstraZeneca PLC	301	20,673
Aviva PLC	190	1,523
Babcock International Group PLC	12	175
BAE Systems PLC	1,094	8,502
Barclays PLC	2,243	8,078
BG Group PLC	190	2,338
BHP Billiton PLC	144	3,150
BP PLC	3,489	22,619
British American Tobacco PLC	511	26,463
British Land Co. PLC	84	1,038
BT Group PLC	425	2,763
Bunzl PLC	87	2,365
Burberry Group PLC	128	3,293
Capita PLC	264	4,374
Carnival PLC	26	1,272
Centrica PLC	1,458	5,476
Cobham PLC	301	1,359
Compass Group PLC	1,170	20,356
Croda International PLC	40	1,626
Delphi Automotive PLC	107	8,532
Diageo PLC	660	18,219
Direct Line Insurance Group PLC	244	1,155

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

easyJet PLC	39	$1,090
Ensco PLC (Class A)	23	485
Experian PLC	60	995
Fresnillo PLC	280	2,837
Friends Life Group, Ltd.	200	1,228
G4S PLC	238	1,045
GKN PLC	158	841
GlaxoSmithKline PLC	822	18,865
Glencore PLC (a)	1,133	4,809
Hargreaves Lansdown PLC	73	1,248
HSBC Holdings PLC	2,106	17,945
ICAP PLC	156	1,220
IMI PLC	80	1,514
Imperial Tobacco Group PLC	259	11,392
Inmarsat PLC	540	7,419
Intertek Group PLC	177	6,564
ITV PLC	1,074	4,032
J Sainsbury PLC	172	662
Johnson Matthey PLC	54	2,714
Kingfisher PLC	167	944
Land Securities Group PLC	63	1,172
Legal & General Group PLC	298	1,233
Liberty Global PLC (Class A) (a)	31	1,596
Liberty Global PLC (Series C) (a)	45	2,241
Lloyds Banking Group PLC (a)	2,616	3,040
London Stock Exchange Group PLC	50	1,825
Marks & Spencer Group PLC	144	1,144
Merlin Entertainments PLC (d)	403	2,645
National Grid PLC	780	10,012
Next PLC	35	3,650
Noble Corp. PLC	34	486
Old Mutual PLC	359	1,184
Pearson PLC	53	1,142
Petrofac, Ltd.	81	1,146
Prudential PLC	124	3,078
Randgold Resources, Ltd.	111	7,733
Reckitt Benckiser Group PLC	275	23,678
Reed Elsevier PLC	385	6,624
Rexam PLC	100	860
Rio Tinto PLC	356	14,650
Rolls-Royce Holdings PLC (a)	486	6,876
Royal Bank of Scotland Group PLC (a)	227	1,146
Royal Dutch Shell PLC (Class A)	609	18,154
Royal Dutch Shell PLC (Class B)	439	13,679
Royal Mail PLC	180	1,171
RSA Insurance Group PLC	141	881
SABMiller PLC	32	1,682
Sage Group PLC	300	2,078
Schroders PLC	30	1,425
Shire PLC	155	12,345
Sky PLC	834	12,294
Smith & Nephew PLC	221	3,753
Smiths Group PLC	111	1,842
Sports Direct International PLC (a)	79	714
SSE PLC	218	4,848
Standard Chartered PLC	380	6,169
Standard Life PLC	135	953
Tate & Lyle PLC	130	1,153
Tesco PLC	1,711	6,143
Travis Perkins PLC	39	1,129
Tullow Oil PLC	74	311
Unilever PLC	367	15,336
Vodafone Group PLC	3,956	12,946
Weir Group PLC	51	1,288
Whitbread PLC	41	3,192
William Hill PLC	224	1,233
William Morrison Supermarkets PLC	345	991
Wolseley PLC	69	4,090
WPP PLC	76	1,727

		492,141

UNITED STATES — 58.4%
3M Co.	167	27,547
Abbott Laboratories	476	22,053
AbbVie, Inc.	52	3,044
Activision Blizzard, Inc.	49	1,114
Adobe Systems, Inc. (a)	17	1,257
ADT Corp.	31	1,287
Advance Auto Parts, Inc.	19	2,844
AES Corp.	74	951
Aetna, Inc.	27	2,876
Aflac, Inc.	127	8,129
AGCO Corp.	19	905
Agilent Technologies, Inc.	18	748
Air Products & Chemicals, Inc.	9	1,362
Albemarle Corp.	21	1,110
Alcoa, Inc.	85	1,098
Alleghany Corp. (a)	19	9,253
Allstate Corp.	39	2,776
Altria Group, Inc.	297	14,856
Amazon.com, Inc. (a)	5	1,860
Ameren Corp.	27	1,139
American Capital Agency Corp.	48	1,024
American Electric Power Co., Inc.	36	2,025
American Express Co.	40	3,125
American International Group, Inc.	171	9,369
American Tower Corp.	111	10,451
American Water Works Co., Inc.	49	2,656
Ameriprise Financial, Inc.	10	1,308
AmerisourceBergen Corp.	267	30,350
Amgen, Inc.	20	3,197
Amphenol Corp. (Class A)	72	4,243
Anadarko Petroleum Corp.	19	1,573
Analog Devices, Inc.	20	1,260
Annaly Capital Management, Inc.	155	1,612
Antero Resources Corp. (a)	18	636
Anthem, Inc.	30	4,632
Apache Corp.	40	2,413
Apple, Inc.	1,101	136,997
Applied Materials, Inc.	52	1,173
Arch Capital Group, Ltd. (a)	200	12,320
Archer-Daniels-Midland Co.	71	3,365
Arrow Electronics, Inc. (a)	19	1,162
Assurant, Inc.	16	983
AT&T, Inc.	943	30,789
Automatic Data Processing, Inc.	491	42,049
AutoZone, Inc. (a)	31	21,147
AvalonBay Communities, Inc.	41	7,144
Avnet, Inc.	24	1,068

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Axis Capital Holdings, Ltd.	22	$1,135
Baker Hughes, Inc.	27	1,717
Bank of America Corp.	922	14,190
Bank of New York Mellon Corp.	96	3,863
Baxter International, Inc.	53	3,630
BB&T Corp.	58	2,261
Becton, Dickinson and Co.	126	18,092
Bed Bath & Beyond, Inc. (a)	84	6,449
Berkshire Hathaway, Inc. (Class B) (a)	187	26,988
Best Buy Co., Inc.	45	1,701
Biogen, Inc. (a)	56	23,645
BlackRock, Inc.	6	2,195
Boeing Co.	196	29,416
BorgWarner, Inc.	17	1,028
Boston Scientific Corp. (a)	77	1,367
Bristol-Myers Squibb Co.	537	34,636
Broadcom Corp. (Class A)	36	1,559
Brown-Forman Corp. (Class B)	33	2,982
Bunge, Ltd.	23	1,894
C.H. Robinson Worldwide, Inc.	45	3,295
C.R. Bard, Inc.	82	13,723
CA, Inc.	86	2,804
Camden Property Trust	18	1,406
Cameron International Corp. (a)	16	722
Campbell Soup Co.	52	2,421
Capital One Financial Corp.	59	4,650
Cardinal Health, Inc.	40	3,611
CarMax, Inc. (a)	24	1,656
Carnival Corp.	25	1,196
Caterpillar, Inc.	43	3,441
CBS Corp. (Class B)	22	1,334
Celanese Corp. (Series A)	17	950
Celgene Corp. (a)	196	22,595
CenterPoint Energy, Inc.	47	959
CenturyLink, Inc.	52	1,797
CF Industries Holdings, Inc.	15	4,255
Charles Schwab Corp.	39	1,187
Chesapeake Energy Corp.	54	765
Chevron Corp.	202	21,206
Chipotle Mexican Grill, Inc. (a)	13	8,457
Chubb Corp.	190	19,209
Church & Dwight Co., Inc.	197	16,828
Cigna Corp.	17	2,200
Cimarex Energy Co.	8	921
Cisco Systems, Inc.	276	7,597
CIT Group, Inc.	25	1,128
Citigroup, Inc.	333	17,156
Citrix Systems, Inc. (a)	37	2,363
Clorox Co.	54	5,961
CME Group, Inc.	24	2,273
Coach, Inc.	96	3,977
Coca-Cola Co.	1,208	48,984
Coca-Cola Enterprises, Inc.	65	2,873
Cognizant Technology Solutions Corp. (Class A) (a)	22	1,373
Colgate-Palmolive Co.	379	26,280
Comcast Corp. (Class A)	120	6,776
Comcast Corp. (Class A) Special	31	1,738
Comerica, Inc.	23	1,038
Computer Sciences Corp.	17	1,110
ConAgra Foods, Inc.	32	1,169
ConocoPhillips	91	5,666
CONSOL Energy, Inc.	23	641
Consolidated Edison, Inc.	379	23,119
Corning, Inc.	93	2,109
Costco Wholesale Corp.	109	16,513
Crown Castle International Corp.	120	9,905
CSX Corp.	52	1,722
Cummins, Inc.	43	5,962
CVS Health Corp.	72	7,431
Danaher Corp.	26	2,207
Darden Restaurants, Inc.	22	1,525
DaVita HealthCare Partners, Inc. (a)	90	7,315
Deere & Co.	27	2,368
Delta Air Lines, Inc.	27	1,214
Devon Energy Corp.	25	1,508
Dick’s Sporting Goods, Inc.	28	1,596
DIRECTV (a)	25	2,127
Discover Financial Services	33	1,860
DISH Network Corp. (Class A) (a)	18	1,261
Dollar General Corp. (a)	85	6,407
Dollar Tree, Inc. (a)	120	9,737
Dominion Resources, Inc.	249	17,647
Dover Corp.	12	829
Dow Chemical Co.	75	3,598
Dr. Pepper Snapple Group, Inc.	49	3,846
DTE Energy Co.	16	1,291
Duke Energy Corp.	248	19,041
E. I. du Pont de Nemours & Co.	41	2,930
Eastman Chemical Co.	40	2,770
Eaton Vance Corp.	32	1,332
eBay, Inc. (a)	45	2,596
Ecolab, Inc.	171	19,559
Edison International	24	1,499
Edwards Lifesciences Corp. (a)	27	3,846
Eli Lilly & Co.	469	34,073
EMC Corp.	97	2,479
Emerson Electric Co.	161	9,116
Entergy Corp.	18	1,395
EOG Resources, Inc.	21	1,925
EQT Corp.	13	1,077
Equity Residential	18	1,401
Estee Lauder Cos., Inc. (Class A)	60	4,990
Everest Re Group, Ltd.	100	17,400
Eversource Energy	25	1,263
Exelon Corp.	76	2,554
Expeditors International of Washington, Inc.	48	2,313
Express Scripts Holding Co. (a)	129	11,193
Exxon Mobil Corp.	1,497	127,245
F5 Networks, Inc. (a)	18	2,069
Facebook, Inc. (Class A) (a)	18	1,480
Family Dollar Stores, Inc.	138	10,935
Fastenal Co.	74	3,066
Federal Realty Investment Trust	81	11,924
FedEx Corp.	17	2,813
Fidelity National Information Services, Inc.	59	4,016
Fifth Third Bancorp	86	1,621
FirstEnergy Corp.	45	1,578

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Fiserv, Inc. (a)	17	$1,350
FleetCor Technologies, Inc. (a)	15	2,264
Flowserve Corp.	35	1,977
Fluor Corp.	43	2,458
FMC Corp.	33	1,889
FMC Technologies, Inc. (a)	55	2,036
Foot Locker, Inc.	36	2,268
Ford Motor Co.	533	8,603
Fossil Group, Inc. (a)	15	1,237
Franklin Resources, Inc.	102	5,235
Freeport-McMoRan, Inc.	81	1,535
Frontier Communications Corp.	177	1,248
GameStop Corp. (Class A)	36	1,367
Gap, Inc.	79	3,423
Garmin, Ltd.	29	1,378
General Dynamics Corp.	71	9,637
General Electric Co.	549	13,621
General Mills, Inc.	659	37,299
General Motors Co.	252	9,450
Genuine Parts Co.	67	6,244
Genworth Financial, Inc. (Class A) (a)	61	446
Gilead Sciences, Inc. (a)	445	43,668
Goldman Sachs Group, Inc.	42	7,895
Google, Inc. (Class A) (a)	68	37,720
Google, Inc. (Class C) (a)	63	34,524
H&R Block, Inc.	80	2,566
Halliburton Co.	36	1,580
Harris Corp.	27	2,127
Hartford Financial Services Group, Inc.	40	1,673
HCA Holdings, Inc. (a)	21	1,580
HCP, Inc.	26	1,123
Health Care REIT, Inc.	181	14,002
Helmerich & Payne, Inc.	26	1,770
Henry Schein, Inc. (a)	125	17,452
Hershey Co.	128	12,916
Hertz Global Holdings, Inc. (a)	37	802
Hess Corp.	30	2,036
Hewlett-Packard Co.	567	17,668
HollyFrontier Corp.	22	886
Home Depot, Inc.	392	44,535
Honeywell International, Inc.	179	18,671
Hormel Foods Corp.	211	11,995
Host Hotels & Resorts, Inc.	49	989
Hudson City Bancorp, Inc.	112	1,174
Humana, Inc.	13	2,314
Illinois Tool Works, Inc.	18	1,749
Ingersoll-Rand PLC	18	1,225
Intel Corp.	367	11,476
Intercontinental Exchange, Inc.	6	1,400
International Business Machines Corp.	344	55,212
International Flavors & Fragrances, Inc.	19	2,231
International Paper Co.	32	1,776
Intuit, Inc.	223	21,622
Intuitive Surgical, Inc. (a)	9	4,545
Invesco, Ltd.	29	1,151
J.B. Hunt Transport Services, Inc.	68	5,807
J.M. Smucker Co.	49	5,671
Jacobs Engineering Group, Inc. (a)	19	858
Johnson & Johnson	946	95,168
Johnson Controls, Inc.	42	2,118
Joy Global, Inc.	29	1,136
JPMorgan Chase & Co.	384	23,263
Juniper Networks, Inc.	41	926
Kellogg Co.	338	22,291
Keurig Green Mountain, Inc.	26	2,905
KeyCorp	83	1,175
Kimberly-Clark Corp.	284	30,419
Kinder Morgan, Inc.	43	1,809
KLA-Tencor Corp.	17	991
Kohl’s Corp.	22	1,721
Kraft Foods Group, Inc.	151	13,154
Kroger Co.	56	4,293
L Brands, Inc.	18	1,697
L-3 Communications Holdings, Inc.	9	1,132
Laboratory Corp. of America Holdings (a)	107	13,492
Las Vegas Sands Corp.	97	5,339
Leucadia National Corp.	40	892
Liberty Interactive Corp. (Class A) (a)	40	1,168
Liberty Media Corp. (Class A) (a)	33	1,272
Liberty Media Corp. (Class C) (a)	66	2,521
Lincoln National Corp.	22	1,264
Linear Technology Corp.	66	3,089
Lockheed Martin Corp.	78	15,831
Loews Corp.	27	1,102
Lorillard, Inc.	19	1,242
Lowe’s Cos., Inc.	54	4,017
Lululemon Athletica, Inc. (a)	29	1,857
M&T Bank Corp.	9	1,143
Macy’s, Inc.	26	1,688
ManpowerGroup, Inc.	13	1,120
Marathon Oil Corp.	61	1,593
Marathon Petroleum Corp.	94	9,625
Marsh & McLennan Cos., Inc.	156	8,750
Mastercard, Inc. (Class A)	321	27,731
Mattel, Inc.	94	2,148
McCormick & Co., Inc.	171	13,186
McDonald’s Corp.	590	57,490
McGraw Hill Financial, Inc.	78	8,065
McKesson Corp.	54	12,215
Merck & Co., Inc.	445	25,579
MetLife, Inc.	90	4,549
Mettler-Toledo International, Inc. (a)	9	2,958
MGM Resorts International (a)	41	862
Micron Technology, Inc. (a)	40	1,085
Microsoft Corp.	2,242	91,149
Molson Coors Brewing Co. (Class B)	16	1,191
Mondelez International, Inc. (Class A)	109	3,934
Monsanto Co.	15	1,688
Monster Beverage Corp. (a)	42	5,813
Morgan Stanley	106	3,783
Mosaic Co.	24	1,105
Motorola Solutions, Inc.	155	10,334
Murphy Oil Corp.	17	792
Nabors Industries, Ltd.	42	573
National Oilwell Varco, Inc.	26	1,300
Navient Corp.	70	1,423
NetApp, Inc.	29	1,028
New York Community Bancorp, Inc.	73	1,221

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Newell Rubbermaid, Inc.	67	$2,618
Newmont Mining Corp.	684	14,850
News Corp. (Class A) (a)	63	1,009
NextEra Energy, Inc.	85	8,844
NIKE, Inc. (Class B)	185	18,561
NiSource, Inc.	28	1,236
Noble Energy, Inc.	15	734
Nordstrom, Inc.	39	3,132
Norfolk Southern Corp.	15	1,544
Northern Trust Corp.	18	1,254
Northrop Grumman Corp.	52	8,370
NRG Energy, Inc.	30	756
Nucor Corp.	21	998
NVIDIA Corp.	59	1,235
O’Reilly Automotive, Inc. (a)	63	13,623
Occidental Petroleum Corp.	52	3,796
Oceaneering International, Inc.	27	1,456
Omnicare, Inc.	88	6,781
Omnicom Group, Inc.	65	5,069
ONEOK, Inc.	16	772
Oracle Corp.	933	40,259
PACCAR, Inc.	18	1,137
Pall Corp.	25	2,510
Parker-Hannifin Corp.	9	1,069
PartnerRe, Ltd.	100	11,433
Patterson Cos., Inc.	106	5,172
Paychex, Inc.	498	24,708
People’s United Financial, Inc.	407	6,186
PepsiCo, Inc.	605	57,850
Pfizer, Inc.	624	21,709
PG&E Corp.	285	15,125
Philip Morris International, Inc.	63	4,746
Phillips 66	182	14,305
Pioneer Natural Resources Co.	5	818
PNC Financial Services Group, Inc.	54	5,035
Polaris Industries, Inc.	19	2,681
PPG Industries, Inc.	6	1,353
PPL Corp.	44	1,481
Praxair, Inc.	66	7,969
Precision Castparts Corp.	31	6,510
Priceline Group, Inc. (a)	13	15,134
Principal Financial Group, Inc.	22	1,130
Procter & Gamble Co.	910	74,565
Progressive Corp.	151	4,107
ProLogis, Inc.	27	1,176
Prudential Financial, Inc.	35	2,811
Public Service Enterprise Group, Inc.	36	1,509
Public Storage	78	15,377
Pulte Group, Inc.	54	1,200
QUALCOMM, Inc.	661	45,834
Quest Diagnostics, Inc.	18	1,383
Ralph Lauren Corp.	15	1,972
Range Resources Corp.	38	1,978
Raytheon Co.	77	8,412
Regions Financial Corp.	136	1,285
RenaissanceRe Holdings, Ltd.	100	9,973
Republic Services, Inc.	137	5,557
ResMed, Inc.	34	2,441
Reynolds American, Inc.	111	7,649
Robert Half International, Inc.	38	2,300
Rock-Tenn Co. (Class A)	22	1,419
Rockwell Automation, Inc.	37	4,292
Rockwell Collins, Inc.	38	3,669
Ross Stores, Inc.	98	10,325
Royal Caribbean Cruises, Ltd.	19	1,555
SanDisk Corp.	12	763
SBA Communications Corp. (Class A) (a)	116	13,584
SCANA Corp.	30	1,650
Schlumberger, Ltd.	300	25,032
Scripps Networks Interactive, Inc. (Class A)	21	1,440
SEI Investments Co.	39	1,720
Sempra Energy	22	2,398
Sherwin-Williams Co.	50	14,225
Sigma-Aldrich Corp.	28	3,871
Simon Property Group, Inc.	7	1,369
Skyworks Solutions, Inc.	41	4,030
Southern Co.	652	28,871
Southwest Airlines Co.	6	266
Southwestern Energy Co. (a)	78	1,809
Spectra Energy Corp.	52	1,881
St. Jude Medical, Inc.	66	4,316
Stanley Black & Decker, Inc.	12	1,144
Staples, Inc.	93	1,515
Starbucks Corp.	324	30,683
Starwood Hotels & Resorts Worldwide, Inc.	13	1,085
State Street Corp. (e)	36	2,647
Stericycle, Inc. (a)	105	14,745
Stryker Corp.	13	1,199
SunTrust Banks, Inc.	53	2,178
Symantec Corp.	46	1,075
Synopsys, Inc. (a)	194	8,986
Sysco Corp.	213	8,036
T. Rowe Price Group, Inc.	67	5,426
Target Corp.	266	21,831
TD Ameritrade Holding Corp.	61	2,273
Teradata Corp. (a)	41	1,810
Tesoro Corp.	21	1,917
Texas Instruments, Inc.	38	2,173
Textron, Inc.	28	1,241
Thermo Fisher Scientific, Inc.	13	1,746
Tiffany & Co.	29	2,552
Time Warner Cable, Inc.	14	2,098
Time Warner, Inc.	61	5,151
TJX Cos., Inc.	348	24,377
Tractor Supply Co.	39	3,317
Travelers Cos., Inc.	125	13,516
TripAdvisor, Inc. (a)	28	2,329
TRW Automotive Holdings Corp. (a)	12	1,258
Twenty-First Century Fox, Inc. (Class A)	57	1,929
Twenty-First Century Fox, Inc. (Class B)	30	986
Tyson Foods, Inc. (Class A)	28	1,072
U.S. Bancorp	189	8,254
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	2,263
Under Armour, Inc. (Class A) (a)	34	2,745
Union Pacific Corp.	229	24,803
United Parcel Service, Inc. (Class B)	137	13,281
United Technologies Corp.	39	4,571
UnitedHealth Group, Inc.	159	18,808

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Universal Health Services, Inc. (Class B)	12	$1,413
Unum Group	30	1,012
Urban Outfitters, Inc. (a)	33	1,506
V.F. Corp.	200	15,062
Valero Energy Corp.	81	5,153
Varian Medical Systems, Inc. (a)	100	9,409
Ventas, Inc.	61	4,454
Verisk Analytics, Inc. (Class A) (a)	200	14,280
Verizon Communications, Inc.	770	37,445
Viacom, Inc. (Class B)	95	6,488
Visa, Inc. (Class A)	640	41,862
Voya Financial, Inc.	28	1,207
W.R. Berkley Corp.	239	12,072
W.W. Grainger, Inc.	16	3,773
Wabtec Corp.	22	2,090
Wal-Mart Stores, Inc.	705	57,986
Walgreens Boots Alliance, Inc.	44	3,726
Walt Disney Co.	58	6,084
Waste Management, Inc.	329	17,842
Waters Corp. (a)	21	2,611
Wells Fargo & Co.	382	20,781
Western Digital Corp.	13	1,183
Western Union Co.	68	1,415
Westlake Chemical Corp.	13	935
Weyerhaeuser Co.	34	1,127
Whirlpool Corp.	7	1,414
Whiting Petroleum Corp. (a)	14	433
Whole Foods Market, Inc.	100	5,208
Williams Cos., Inc.	22	1,113
Wisconsin Energy Corp.	194	9,603
Xcel Energy, Inc.	338	11,766
Xerox Corp.	123	1,581
Xilinx, Inc.	57	2,411
XL Group PLC	32	1,178
Yahoo!, Inc. (a)	43	1,911
Yum! Brands, Inc.	128	10,076
Zimmer Holdings, Inc.	10	1,174

		3,647,850

TOTAL COMMON STOCKS —
(Cost $6,037,226)		6,214,179

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (a)	445	64
Banco de Sabadell SA (expiring 4/17/15) (a)	314	80
Telefonica SA (expiring 4/10/15) (a)	422	68

TOTAL RIGHTS —
(Cost $63)		212

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g) (Cost $2,468)	2,468	2,468

TOTAL INVESTMENTS — 99.6%
(Cost $6,039,757)		6,216,859
OTHER ASSETS & LIABILITIES — 0.4%		26,131

NET ASSETS — 100.0%		$6,242,990

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated issuer (Note 3).
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AIR FREIGHT & LOGISTICS — 0.6%
Toll Holdings, Ltd.	2,360	$15,974

AIRLINES — 0.3%
Qantas Airways, Ltd. (a)	3,282	7,823

BANKS — 20.5%
Australia & New Zealand Banking Group, Ltd.	4,459	124,812
Bank of Queensland, Ltd.	160	1,685
Bendigo & Adelaide Bank, Ltd.	1,741	16,692
Commonwealth Bank of Australia	1,930	137,711
National Australia Bank, Ltd.	4,261	125,488
Westpac Banking Corp.	4,691	141,126

		547,514

BEVERAGES — 0.5%
Coca-Cola Amatil, Ltd.	1,563	12,872
Treasury Wine Estates, Ltd.	452	1,768

		14,640

BIOTECHNOLOGY — 5.3%
CSL, Ltd.	2,020	142,158

CAPITAL MARKETS — 0.8%
Macquarie Group, Ltd.	341	19,973
Platinum Asset Management, Ltd.	80	478

		20,451

CHEMICALS — 2.0%
Incitec Pivot, Ltd.	7,593	23,609
Orica, Ltd.	1,999	30,558

		54,167

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brambles, Ltd.	9,153	80,553

CONSTRUCTION & ENGINEERING — 0.3%
Leighton Holdings, Ltd.	444	7,174

CONSTRUCTION MATERIALS — 0.8%
Boral, Ltd.	1,515	7,384
James Hardie Industries PLC	1,293	15,074

		22,458

CONTAINERS & PACKAGING — 3.7%
Amcor, Ltd.	9,109	97,702

DIVERSIFIED FINANCIAL SERVICES — 1.8%
ASX, Ltd.	1,512	47,832

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Telstra Corp., Ltd.	26,838	129,373
TPG Telecom, Ltd.	434	3,041

		132,414

ELECTRIC UTILITIES — 0.3%
AusNet Services	6,079	6,780

ENERGY EQUIPMENT & SERVICES — 0.2%
WorleyParsons, Ltd.	785	5,727

FOOD & STAPLES RETAILING — 10.7%
Wesfarmers, Ltd.	4,451	149,479
Woolworths, Ltd.	6,105	137,539

		287,018

GAS UTILITIES — 0.9%
APA Group	3,651	25,242

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Cochlear, Ltd.	238	16,460

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Healthscope, Ltd.	8,054	18,827
Ramsay Health Care, Ltd.	880	45,204
Sonic Healthcare, Ltd.	2,230	34,822

		98,853

HOTELS, RESTAURANTS & LEISURE — 1.5%
Crown Resorts, Ltd.	1,361	13,901
Flight Centre Travel Group, Ltd.	226	6,846
Tabcorp Holdings, Ltd.	1,313	4,755
Tatts Group, Ltd.	4,523	13,752

		39,254

INSURANCE — 4.2%
AMP, Ltd.	3,830	18,843
Insurance Australia Group, Ltd.	7,815	36,418
QBE Insurance Group, Ltd.	1,553	15,471
Suncorp Group, Ltd.	3,899	40,212

		110,944

IT SERVICES — 0.1%
Computershare, Ltd.	248	2,410

MEDIA — 0.2%
REA Group, Ltd.	159	5,864

METALS & MINING — 12.4%
Alumina, Ltd.	2,763	3,388
BHP Billiton, Ltd.	8,313	197,063
Fortescue Metals Group, Ltd.	8,188	12,260
Iluka Resources, Ltd.	1,777	11,539
Newcrest Mining, Ltd. (a)	1,707	17,435
Rio Tinto, Ltd.	2,035	88,972

		330,657

MULTI-UTILITIES — 1.4%
AGL Energy, Ltd.	3,265	37,913

MULTILINE RETAIL — 0.2%
Harvey Norman Holdings, Ltd.	1,841	6,259

OIL, GAS & CONSUMABLE FUELS — 4.0%
Caltex Australia, Ltd.	204	5,447
Origin Energy, Ltd.	1,191	10,291
Santos, Ltd.	827	4,511
Woodside Petroleum, Ltd.	3,320	87,553

		107,802

PROFESSIONAL SERVICES — 0.7%
ALS, Ltd.	1,360	5,153
Seek, Ltd.	1,087	14,217

		19,370

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Dexus Property Group	1,560	9,034
Federation Centres	4,308	10,005
Goodman Group	3,881	18,827
GPT Group	9,767	34,099
Mirvac Group	4,254	6,532
Novion Property Group	13,088	25,096

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Scentre Group	15,574	$44,498
Stockland	6,370	21,899
Westfield Corp.	7,328	53,463

		223,453

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Lend Lease Group	2,076	26,390

ROAD & RAIL — 0.6%
Asciano, Ltd.	665	3,221
Aurizon Holdings, Ltd.	3,675	13,616

		16,837

TRANSPORTATION INFRASTRUCTURE — 2.6%
Sydney Airport	4,564	18,061
Transurban Group	7,135	51,946

		70,007

TOTAL COMMON STOCKS —
(Cost $3,000,976)		2,628,100

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $2,744)	2,744	2,744

TOTAL INVESTMENTS — 98.4%
(Cost $3,003,720)		2,630,844
OTHER ASSETS & LIABILITIES — 1.6%		41,595

NET ASSETS — 100.0%		$2,672,439

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc. (Class B)	2,094	$4,133
CAE, Inc.	161	1,879

		6,012

AUTO COMPONENTS — 2.6%
Magna International, Inc.	1,336	71,426

BANKS — 16.1%
Bank of Montreal	1,031	61,787
Bank of Nova Scotia	1,591	79,820
Canadian Imperial Bank of Commerce	1,201	87,071
National Bank of Canada	918	33,516
Royal Bank of Canada	1,437	86,504
Toronto-Dominion Bank	2,062	88,260

		436,958

CAPITAL MARKETS — 2.5%
CI Financial Corp.	2,322	64,921
IGM Financial, Inc.	106	3,767

		68,688

CHEMICALS — 3.8%
Agrium, Inc.	214	22,304
Methanex Corp.	54	2,891
Potash Corp. of Saskatchewan, Inc.	2,438	78,597

		103,792

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	107	3,323

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Onex Corp.	277	16,086

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
BCE, Inc.	425	17,993
TELUS Corp.	1,613	53,580

		71,573

ELECTRIC UTILITIES — 1.2%
Fortis, Inc.	1,038	31,619

FOOD & STAPLES RETAILING — 7.3%
Alimentation Couche-Tard, Inc. (Class B)	2,000	79,700
Empire Co., Ltd. (Class A)	272	18,966
George Weston, Ltd.	278	22,021
Jean Coutu Group PJC, Inc. (Class A)	52	1,111
Loblaw Cos., Ltd.	425	20,779
Metro, Inc., (Class A)	2,007	54,386

		196,963

FOOD PRODUCTS — 2.0%
Saputo, Inc.	1,980	54,421

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Catamaran Corp. (a)	138	8,216

HOTELS, RESTAURANTS & LEISURE — 1.4%
Restaurant Brands International, Inc.	975	37,383

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	402	3,729

INSURANCE — 10.4%
Fairfax Financial Holdings, Ltd.	63	35,318
Great-West Lifeco, Inc.	2,713	78,444
Industrial Alliance Insurance & Financial Services, Inc.	107	3,580
Intact Financial Corp.	1,078	81,218
Manulife Financial Corp.	1,352	22,962
Power Corp. of Canada	673	17,812
Power Financial Corp.	862	25,516
Sun Life Financial, Inc.	570	17,566

		282,416

IT SERVICES — 1.9%
CGI Group, Inc. (Class A) (a)	1,214	51,493

MEDIA — 2.5%
Shaw Communications, Inc. (Class B)	1,215	27,264
Thomson Reuters Corp.	981	39,775

		67,039

METALS & MINING — 4.2%
Agnico-Eagle Mines, Ltd.	298	8,280
Barrick Gold Corp.	2,653	29,012
Eldorado Gold Corp.	625	2,867
First Quantum Minerals, Ltd.	551	6,678
Franco-Nevada Corp.	198	9,596
Goldcorp, Inc.	1,267	22,929
Kinross Gold Corp. (a)	1,749	3,881
New Gold, Inc. (a)	576	1,933
Silver Wheaton Corp.	281	5,338
Teck Resources, Ltd. (Class B)	1,207	16,564
Turquoise Hill Resources, Ltd. (a)	390	1,216
Yamana Gold, Inc.	1,900	6,811

		115,105

MULTI-UTILITIES — 1.3%
Atco, Ltd. (Class I)	195	6,947
Canadian Utilities, Ltd. (Class A)	874	27,445

		34,392

MULTILINE RETAIL — 3.1%
Canadian Tire Corp., Ltd. (Class A)	144	14,671
Dollarama, Inc.	1,244	69,542

		84,213

OIL, GAS & CONSUMABLE FUELS — 20.9%
AltaGas, Ltd.	348	11,612
ARC Resources, Ltd.	268	4,605
Baytex Energy Corp.	99	1,566
Cameco Corp.	270	3,763
Canadian Natural Resources, Ltd.	2,263	69,364
Canadian Oil Sands, Ltd.	2,918	22,694
Cenovus Energy, Inc.	1,257	21,190
Crescent Point Energy Corp.	508	11,327
Enbridge, Inc.	949	45,745
Encana Corp.	627	7,000
Enerplus Corp.	172	1,744
Husky Energy, Inc.	2,636	53,802
Imperial Oil, Ltd.	1,906	76,074
Inter Pipeline, Ltd.	541	13,943
Keyera Corp.	197	13,105
MEG Energy Corp. (a)	72	1,163
Paramount Resources, Ltd. (Class A) (a)	11	271
Pembina Pipeline Corp.	511	16,147

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Peyto Exploration & Development Corp.	661	$17,724
PrairieSky Royalty, Ltd.	84	1,982
Suncor Energy, Inc.	3,151	92,079
Talisman Energy, Inc.	1,921	14,728
Tourmaline Oil Corp. (a)	67	2,028
TransCanada Corp.	962	41,138
Vermilion Energy, Inc.	531	22,326

		567,120

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	41	2,098

PHARMACEUTICALS — 0.7%
Valeant Pharmaceuticals International, Inc. (a)	95	18,768

REAL ESTATE INVESTMENT TRUSTS — 1.4%
H&R REIT	983	18,108
RioCan REIT	901	20,609

		38,717

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Brookfield Asset Management, Inc. (Class A)	530	28,348
First Capital Realty, Inc.	1,508	23,492

		51,840

ROAD & RAIL — 5.4%
Canadian National Railway Co.	1,400	93,761
Canadian Pacific Railway, Ltd.	290	53,100

		146,861

SOFTWARE — 1.3%
Constellation Software, Inc.	11	3,802
Open Text Corp.	616	32,519

		36,321

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
BlackBerry, Ltd. (a)	445	3,967

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Gildan Activewear, Inc.	1,356	39,979

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Finning International, Inc.	955	17,765

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Rogers Communications, Inc. (Class B)	857	28,691

TOTAL COMMON STOCKS —
(Cost $3,006,572)		2,696,974

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $1,793)	1,793	1,793

TOTAL INVESTMENTS — 99.5%
(Cost $3,008,365)		2,698,767
OTHER ASSETS & LIABILITIES — 0.5%		13,309

NET ASSETS — 100.0%		$2,712,076

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 3.3%
Deutsche Post AG	9,004	$281,357

AIRLINES — 0.3%
Deutsche Lufthansa AG	2,022	28,405

AUTO COMPONENTS — 2.3%
Continental AG	825	195,197

AUTOMOBILES — 10.2%
Bayerische Motoren Werke AG	895	111,935
Bayerische Motoren Werke AG Preference Shares	1,267	117,311
Daimler AG	2,823	272,053
Porsche Automobil Holding SE Preference Shares	738	72,500
Volkswagen AG	138	35,578
Volkswagen AG Preference Shares	996	265,126

		874,503

BANKS — 0.7%
Commerzbank AG (a)	4,400	60,724

BIOTECHNOLOGY — 0.9%
QIAGEN NV (a)	3,096	78,040

CAPITAL MARKETS — 2.5%
Deutsche Bank AG	6,129	213,011

CHEMICALS — 10.9%
BASF SE	5,692	565,777
Fuchs Petrolub SE Preference Shares	1,361	54,434
K+S AG	1,446	47,227
Lanxess AG	248	13,218
Linde AG	979	199,406
Symrise AG	910	57,507

		937,569

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	343	27,190

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Deutsche Boerse AG	1,603	130,947

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
Deutsche Telekom AG	16,300	298,481
Telefonica Deutschland Holding AG (a)	16,141	93,195

		391,676

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	171	8,503

FOOD & STAPLES RETAILING — 0.3%
Metro AG	842	28,572

HEALTH CARE PROVIDERS & SERVICES — 5.7%
Celesio AG	1,008	29,771
Fresenius Medical Care AG & Co. KGaA	3,166	263,386
Fresenius SE & Co. KGaA	3,312	197,739

		490,896

HOUSEHOLD PRODUCTS — 3.6%
Henkel AG & Co. KGaA	660	68,176
Henkel AG & Co. KGaA Preference Shares	2,025	238,255

		306,431

INDUSTRIAL CONGLOMERATES — 5.9%
Siemens AG	4,659	503,879

INSURANCE — 13.6%
Allianz SE	3,420	594,488
Hannover Rueck SE	1,503	155,288
Muenchener Rueckversicherungs- Gesellschaft AG	1,941	418,490

		1,168,266

INTERNET SOFTWARE & SERVICES — 0.8%
United Internet AG	1,562	71,138

MACHINERY — 1.9%
GEA Group AG	1,724	83,395
MAN SE	790	83,149

		166,544

MEDIA — 3.6%
Axel Springer SE	679	40,109
Kabel Deutschland Holding AG (a)	632	82,131
ProSiebenSat.1 Media AG	1,894	92,971
RTL Group SA	1,022	98,380

		313,591

METALS & MINING — 0.3%
ThyssenKrupp AG	1,030	27,030

MULTI-UTILITIES — 4.3%
E.ON SE	17,877	266,591
RWE AG	4,158	106,194

		372,785

PERSONAL PRODUCTS — 2.4%
Beiersdorf AG	2,341	203,401

PHARMACEUTICALS — 8.2%
Bayer AG	3,168	476,170
Merck KGaA	2,063	231,648

		707,818

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Deutsche Annington Immobilien SE	2,161	72,877
Deutsche Wohnen AG	894	22,890

		95,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Infineon Technologies AG	9,570	114,396

SOFTWARE — 5.0%
SAP SE	5,950	431,537

TEXTILES, APPAREL & LUXURY GOODS — 3.8%
adidas AG	2,272	179,813
Hugo Boss AG	1,202	146,200

		326,013

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Brenntag AG	690	41,321

TRANSPORTATION INFRASTRUCTURE — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	338	20,209

TOTAL COMMON STOCKS —
(Cost $8,463,133)		8,616,716

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d) (Cost $694)	694	$694

TOTAL INVESTMENTS — 100.0%
(Cost $8,463,827)		8,617,410
OTHER ASSETS & LIABILITIES — 0.0% (b)		233

NET ASSETS — 100.0%		$8,617,643

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AIR FREIGHT & LOGISTICS — 0.5%
Yamato Holdings Co., Ltd.	1,300	$30,049

AIRLINES — 1.2%
ANA Holdings, Inc.	9,000	24,150
Japan Airlines Co., Ltd.	1,800	56,135

		80,285

AUTO COMPONENTS — 3.2%
Aisin Seiki Co., Ltd.	400	14,542
Bridgestone Corp.	1,000	40,158
Denso Corp.	900	41,148
Koito Manufacturing Co., Ltd.	600	18,086
NGK Spark Plug Co., Ltd.	1,000	26,934
NHK Spring Co., Ltd.	200	2,090
NOK Corp.	100	3,019
Stanley Electric Co., Ltd.	100	2,266
Sumitomo Electric Industries, Ltd.	700	9,193
Sumitomo Rubber Industries, Inc.	1,100	20,344
Toyoda Gosei Co., Ltd.	100	2,240
Toyota Industries Corp.	300	17,211
Yokohama Rubber Co., Ltd.	1,000	10,340

		207,571

AUTOMOBILES — 8.4%
Daihatsu Motor Co., Ltd.	1,500	22,989
Fuji Heavy Industries, Ltd.	3,200	106,493
Honda Motor Co., Ltd.	2,500	81,363
Isuzu Motors, Ltd.	4,100	54,615
Mazda Motor Corp.	200	4,068
Mitsubishi Motors Corp.	4,900	44,332
Nissan Motor Co., Ltd.	6,300	64,300
Suzuki Motor Corp.	200	6,025
Toyota Motor Corp.	2,300	160,775
Yamaha Motor Co., Ltd.	200	4,840

		549,800

BANKS — 7.4%
Aozora Bank, Ltd.	7,000	24,865
Bank of Yokohama, Ltd.	4,000	23,481
Chiba Bank, Ltd.	2,000	14,709
Chugoku Bank, Ltd.	200	2,994
Fukuoka Financial Group, Inc.	1,000	5,162
Hachijuni Bank, Ltd.	1,000	7,071
Hokuhoku Financial Group, Inc.	1,000	2,235
Iyo Bank, Ltd.	300	3,570
Joyo Bank, Ltd.	1,000	5,153
Mitsubishi UFJ Financial Group, Inc.	21,600	133,950
Mizuho Financial Group, Inc.	50,400	88,717
Resona Holdings, Inc.	6,900	34,326
Seven Bank, Ltd.	2,300	11,373
Shinsei Bank, Ltd.	1,000	1,993
Shizuoka Bank, Ltd.	1,000	10,006
Sumitomo Mitsui Financial Group, Inc.	2,300	88,251
Sumitomo Mitsui Trust Holdings, Inc.	4,000	16,527
Suruga Bank, Ltd.	300	6,241

		480,624

BEVERAGES — 1.0%
Asahi Group Holdings, Ltd.	700	22,259
Kirin Holdings Co., Ltd.	1,400	18,410
Suntory Beverage & Food, Ltd.	600	25,766

		66,435

BUILDING PRODUCTS — 0.9%
Asahi Glass Co., Ltd.	2,000	13,141
Daikin Industries, Ltd.	100	6,709
LIXIL Group Corp.	300	7,122
TOTO, Ltd.	2,000	29,769

		56,741

CAPITAL MARKETS — 0.3%
Daiwa Securities Group, Inc.	1,000	7,888
Nomura Holdings, Inc.	1,900	11,189
SBI Holdings, Inc.	100	1,214

		20,291

CHEMICALS — 3.0%
Asahi Kasei Corp.	4,000	38,324
Hitachi Chemical Co., Ltd.	100	2,145
JSR Corp.	100	1,737
Kaneka Corp.	1,000	7,054
Kuraray Co., Ltd.	700	9,497
Mitsubishi Chemical Holdings Corp.	2,800	16,311
Mitsui Chemicals, Inc.	1,000	3,219
Nippon Paint Holdings Co., Ltd.	1,000	36,689
Nitto Denko Corp.	100	6,696
Shin-Etsu Chemical Co., Ltd.	500	32,729
Sumitomo Chemical Co., Ltd.	1,000	5,153
Teijin, Ltd.	1,000	3,402
Toray Industries, Inc.	4,000	33,588

		196,544

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	1,000	9,739
Park24 Co., Ltd.	1,600	32,781
Secom Co., Ltd.	600	40,150
Toppan Printing Co., Ltd.	1,000	7,721

		90,391

CONSTRUCTION & ENGINEERING — 0.6%
JGC Corp.	1,000	19,916
Kajima Corp.	1,000	4,653
Obayashi Corp.	1,000	6,504
Taisei Corp.	1,000	5,662

		36,735

CONSTRUCTION MATERIALS — 0.0% (a)
Taiheiyo Cement Corp.	1,000	3,060

CONSUMER FINANCE — 0.0% (a)
Acom Co., Ltd. (b)	100	348
Credit Saison Co., Ltd.	100	1,799

		2,147

CONTAINERS & PACKAGING — 0.0% (a)
Toyo Seikan Group Holdings, Ltd.	200	2,939

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	600	18,912

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Japan Exchange Group, Inc.	1,700	49,402
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,481

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ORIX Corp.	1,000	$14,079

		65,962

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	1,100	67,848

ELECTRIC UTILITIES — 0.9%
Chubu Electric Power Co., Inc.	1,500	17,936
Chugoku Electric Power Co., Inc.	300	3,918
Hokuriku Electric Power Co.	200	2,653
Kansai Electric Power Co., Inc. (b)	900	8,604
Kyushu Electric Power Co., Inc. (b)	300	2,915
Shikoku Electric Power Co., Inc. (b)	200	2,468
Tohoku Electric Power Co., Inc.	500	5,695
Tokyo Electric Power Co., Inc. (b)	3,700	14,038

		58,227

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Holdings Co., Ltd.	1,000	4,728
Mitsubishi Electric Corp.	1,000	11,912
Nidec Corp.	200	13,320

		29,960

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Citizen Holdings Co., Ltd.	200	1,538
Hitachi, Ltd.	6,000	41,186
Hoya Corp.	3,000	120,513
Ibiden Co., Ltd.	100	1,690
Japan Display, Inc. (b)	1,100	3,962
Keyence Corp.	300	164,102
Kyocera Corp.	600	32,981
Murata Manufacturing Co., Ltd.	200	27,576
Nippon Electric Glass Co., Ltd.	1,000	4,895
Omron Corp.	100	4,519
TDK Corp.	100	7,121
Yaskawa Electric Corp.	100	1,468
Yokogawa Electric Corp.	100	1,080

		412,631

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	1,500	16,498
FamilyMart Co., Ltd.	200	8,405
Lawson, Inc.	700	48,622
Seven & i Holdings Co., Ltd.	1,000	42,135

		115,660

FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc.	1,000	21,968
Calbee, Inc.	500	21,763
MEIJI Holdings Co., Ltd.	100	12,216
Nisshin Seifun Group, Inc.	100	1,179
Nissin Foods Holding Co., Ltd.	300	14,784
Toyo Suisan Kaisha, Ltd.	300	10,582
Yamazaki Baking Co., Ltd.	1,000	18,070

		100,562

GAS UTILITIES — 1.3%
Osaka Gas Co., Ltd.	8,000	33,534
Toho Gas Co., Ltd.	1,000	5,846
Tokyo Gas Co., Ltd.	7,000	44,139

		83,519

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Olympus Corp. (b)	100	3,723
Sysmex Corp.	1,100	61,180
Terumo Corp.	200	5,287

		70,190

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Alfresa Holdings Corp.	400	5,653
Medipal Holdings Corp.	200	2,610
Miraca Holdings, Inc.	300	13,834
Suzuken Co., Ltd.	110	3,362

		25,459

HEALTH CARE TECHNOLOGY — 0.6%
M3, Inc.	2,000	42,543

HOTELS, RESTAURANTS & LEISURE — 2.7%
McDonald’s Holdings Co. (Japan), Ltd.	1,000	22,172
Oriental Land Co., Ltd.	2,000	151,678

		173,850

HOUSEHOLD DURABLES — 1.8%
Casio Computer Co., Ltd.	100	1,900
Iida Group Holdings Co., Ltd.	100	1,249
Nikon Corp.	400	5,370
Panasonic Corp.	1,500	19,725
Rinnai Corp.	300	22,289
Sekisui Chemical Co., Ltd.	1,000	13,000
Sekisui House, Ltd.	1,300	18,921
Sharp Corp. (b)	1,000	1,960
Sony Corp. (b)	1,200	31,920

		116,334

HOUSEHOLD PRODUCTS — 1.2%
Unicharm Corp.	3,000	78,849

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	300	10,131

INDUSTRIAL CONGLOMERATES — 0.4%
Toshiba Corp.	6,000	25,226

INSURANCE — 1.4%
Dai-ichi Life Insurance Co., Ltd.	1,100	16,010
MS&AD Insurance Group Holdings, Inc.	500	14,051
Sompo Japan Nipponkoa Holdings, Inc.	300	9,343
Sony Financial Holdings, Inc.	1,100	17,721
T&D Holdings, Inc.	500	6,898
Tokio Marine Holdings, Inc.	700	26,491

		90,514

INTERNET & CATALOG RETAIL — 0.2%
Rakuten, Inc.	700	12,366

INTERNET SOFTWARE & SERVICES — 1.2%
Kakaku.com, Inc.	1,200	19,992
Mixi, Inc.	200	8,105
Yahoo! Japan Corp.	12,600	52,113

		80,210

IT SERVICES — 1.3%
Fujitsu, Ltd.	3,000	20,491
Itochu Techno-Solutions Corp.	200	4,161
Nomura Research Institute, Ltd.	600	22,614

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NTT Data Corp.	300	$13,083
Otsuka Corp.	600	25,616

		85,965

LEISURE PRODUCTS — 1.7%
Bandai Namco Holdings, Inc.	400	7,798
Sankyo Co., Ltd.	300	10,694
Sega Sammy Holdings, Inc.	100	1,463
Shimano, Inc.	600	89,456
Yamaha Corp.	100	1,754

		111,165

MACHINERY — 5.2%
FANUC Corp.	100	21,889
Hino Motors, Ltd.	1,800	25,741
Hitachi Construction Machinery Co., Ltd.	100	1,753
IHI Corp.	1,000	4,695
JTEKT Corp.	200	3,129
Kawasaki Heavy Industries, Ltd.	1,000	5,061
Komatsu, Ltd.	800	15,760
Kubota Corp.	7,000	111,078
Kurita Water Industries, Ltd.	100	2,422
Makita Corp.	700	36,423
Mitsubishi Heavy Industries, Ltd.	2,000	11,045
Nabtesco Corp.	100	2,902
SMC Corp.	300	89,668
Sumitomo Heavy Industries, Ltd.	1,000	6,562
THK Co., Ltd.	100	2,552

		340,680

MARINE — 0.1%
Mitsui OSK Lines, Ltd.	1,000	3,402
Nippon Yusen K.K.	2,000	5,770

		9,172

MEDIA — 0.3%
Dentsu, Inc.	300	12,883
Hakuhodo DY Holdings, Inc.	300	3,199
Toho Co., Ltd.	200	4,900

		20,982

METALS & MINING — 0.6%
JFE Holdings, Inc.	600	13,278
Kobe Steel, Ltd.	4,000	7,405
Mitsubishi Materials Corp.	1,000	3,369
Nippon Steel & Sumitomo Metal Corp.	6,000	15,134

		39,186

MULTILINE RETAIL — 0.5%
Don Quijote Holdings Co., Ltd.	100	8,155
Isetan Mitsukoshi Holdings, Ltd.	300	4,973
J Front Retailing Co., Ltd.	500	7,876
Marui Group Co., Ltd.	100	1,138
Takashimaya Co., Ltd.	1,000	9,848

		31,990

OIL, GAS & CONSUMABLE FUELS — 1.4%
Idemitsu Kosan Co., Ltd.	400	6,978
Inpex Corp.	700	7,737
JX Holdings, Inc.	9,000	34,687
Showa Shell Sekiyu K.K.	600	5,493
TonenGeneral Sekiyu K.K.	4,000	34,588

		89,483

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	1,000	4,103

PERSONAL PRODUCTS — 2.8%
Kao Corp.	3,400	170,107
Shiseido Co., Ltd.	700	12,450

		182,557

PHARMACEUTICALS — 6.5%
Astellas Pharma, Inc.	2,300	37,734
Chugai Pharmaceutical Co., Ltd.	1,500	47,342
Daiichi Sankyo Co., Ltd.	1,100	17,492
Eisai Co., Ltd.	900	64,053
Hisamitsu Pharmaceutical Co., Inc.	100	4,111
Kyowa Hakko Kirin Co., Ltd.	1,000	13,066
Mitsubishi Tanabe Pharma Corp.	1,800	30,949
Ono Pharmaceutical Co., Ltd.	100	11,324
Otsuka Holdings Co., Ltd.	3,200	100,316
Santen Pharmaceutical Co., Ltd.	1,000	14,592
Shionogi & Co., Ltd.	500	16,698
Sumitomo Dainippon Pharma Co., Ltd.	200	2,375
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,455
Takeda Pharmaceutical Co., Ltd.	1,100	55,025

		422,532

PROFESSIONAL SERVICES — 0.5%
Recruit Holdings Co., Ltd.	1,000	31,270

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Japan Prime Realty Investment Corp.	5	17,240
Japan Real Estate Investment Corp.	4	18,845
Japan Retail Fund Investment Corp.	12	23,875
Nippon Building Fund, Inc.	4	19,679
Nippon Prologis REIT, Inc.	9	19,842
United Urban Investment Corp.	19	29,643

		129,124

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Daito Trust Construction Co., Ltd.	700	78,362
Daiwa House Industry Co., Ltd.	1,300	25,702
Nomura Real Estate Holdings, Inc.	100	1,806
NTT Urban Development Corp.	100	1,002
Tokyu Fudosan Holdings Corp.	300	2,051

		108,923

ROAD & RAIL — 3.9%
Central Japan Railway Co.	100	18,132
East Japan Railway Co.	600	48,230
Hankyu Hanshin Holdings, Inc.	4,000	24,782
Keikyu Corp.	1,000	8,013
Keio Corp.	1,000	7,863
Keisei Electric Railway Co., Ltd.	1,000	12,450
Kintetsu Corp.	4,000	14,709
Nagoya Railroad Co., Ltd.	4,000	16,010
Nippon Express Co., Ltd.	3,000	16,811
Odakyu Electric Railway Co., Ltd.	2,000	20,429
Tobu Railway Co., Ltd.	4,000	19,012
Tokyu Corp.	2,000	12,408

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

West Japan Railway Co.	700	$36,791

		255,640

SOFTWARE — 1.2%
GungHo Online Entertainment, Inc.	300	1,176
Konami Corp.	100	1,876
Nexon Co., Ltd.	100	1,067
Nintendo Co., Ltd.	100	14,738
Oracle Corp.	700	30,177
Trend Micro, Inc.	900	29,719

		78,753

SPECIALTY RETAIL — 4.5%
ABC-Mart, Inc.	400	23,448
Fast Retailing Co., Ltd.	300	116,310
Hikari Tsushin, Inc.	100	6,496
Nitori Holding Co., Ltd.	800	54,301
Sanrio Co., Ltd.	400	10,723
Shimamura Co., Ltd.	300	27,817
USS Co., Ltd.	2,600	45,052
Yamada Denki Co., Ltd.	2,900	11,970

		296,117

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Brother Industries, Ltd.	1,500	23,927
Canon, Inc.	1,800	63,760
FUJIFILM Holdings Corp.	600	21,396
Konica Minolta Holdings, Inc.	400	4,072
NEC Corp.	2,000	5,887
Ricoh Co., Ltd.	700	7,635
Seiko Epson Corp.	200	3,554

		130,231

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	1,000	27,267

TOBACCO — 2.0%
Japan Tobacco, Inc.	4,100	129,932

TRADING COMPANIES & DISTRIBUTORS — 3.2%
ITOCHU Corp.	3,100	33,643
Marubeni Corp.	5,000	29,018
Mitsubishi Corp.	3,400	68,624
Mitsui & Co., Ltd.	3,400	45,702
Sumitomo Corp.	2,500	26,798
Toyota Tsusho Corp.	300	7,967

		211,752

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,000	9,464

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
KDDI Corp.	6,600	149,721
NTT DoCoMo, Inc.	3,000	52,170
Softbank Corp.	400	23,281

		225,172

TOTAL COMMON STOCKS —
(Cost $5,982,253)		6,474,025

SHORT TERM INVESTMENT — 0.0% (a)
UNITED STATES — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d) (Cost $841)	841	841

TOTAL INVESTMENTS — 99.1%
(Cost $5,983,094)		6,474,866
OTHER ASSETS & LIABILITIES — 0.9%		56,541

NET ASSETS — 100.0%		$6,531,407

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BANKS — 9.9%
Grupo Financiero Banorte SAB de CV	18,403	$106,932
Grupo Financiero Inbursa SAB de CV	37,827	95,646
Grupo Financiero Santander Mexico SAB de CV (Class B)	20,053	43,899

		246,477

BEVERAGES — 12.9%
Arca Continental SAB de CV (a)	11,575	71,186
Coca-Cola FEMSA SAB de CV (Series L)	5,765	46,077
Fomento Economico Mexicano SAB de CV (a)	21,525	202,205

		319,468

CHEMICALS — 1.6%
Mexichem SAB de CV	15,297	40,004

CONSTRUCTION & ENGINEERING — 2.7%
Promotora y Operadora de Infraestructura SAB de CV (a)	6,177	65,974

CONSTRUCTION MATERIALS — 2.5%
Cemex SAB de CV (a)	65,146	61,878

CONSUMER FINANCE — 1.9%
Gentera SAB de CV (a)	26,220	47,279

FOOD & STAPLES RETAILING — 11.7%
Controladora Comercial Mexicana SAB de CV	11,591	37,297
Grupo Comercial Chedraui SA de CV (a)	17,732	53,716
Wal-Mart de Mexico SAB de CV	79,818	199,673

		290,686

FOOD PRODUCTS — 6.6%
Gruma SAB de CV (Class B)	3,171	40,306
Grupo Bimbo SAB de CV (a)	25,851	73,408
Grupo Lala SAB de CV	25,215	51,227

		164,941

HOUSEHOLD PRODUCTS — 2.6%
Kimberly-Clark de Mexico SAB de CV (Class A)	31,096	65,277

INDUSTRIAL CONGLOMERATES — 4.3%
Alfa SAB de CV (Class A) (a)	26,239	53,049
Grupo Carso SAB de CV	12,987	54,039

		107,088

MEDIA — 6.0%
Grupo Televisa SAB (a)	22,629	149,729

METALS & MINING — 7.9%
Grupo Mexico SAB de CV (Series B)	47,057	139,155
Industrias Penoles SAB de CV	2,554	44,497
Minera Frisco SAB de CV (a)	11,795	12,736

		196,388

MULTILINE RETAIL — 3.8%
El Puerto de Liverpool SAB de CV (a)	8,041	95,013

PHARMACEUTICALS — 0.8%
Genomma Lab Internacional SAB de CV (Class B) (a)	20,713	19,647

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Fibra Uno Administracion SA de CV REIT	20,348	53,975

TRANSPORTATION INFRASTRUCTURE — 7.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,309	67,670
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	5,121	69,086
OHL Mexico SAB de CV (a)	18,871	35,935

		172,691

WIRELESS TELECOMMUNICATION SERVICES — 15.5%
America Movil SAB de CV (Series L)	375,744	386,245

TOTAL COMMON STOCKS —
(Cost $2,979,932)		2,482,760

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d) (Cost $199)	199	199

TOTAL INVESTMENTS — 99.9%
(Cost $2,980,131)		2,482,959
OTHER ASSETS & LIABILITIES — 0.1%		1,508

NET ASSETS — 100.0%		$2,484,467

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 0.6%
Korea Aerospace Industries, Ltd.	333	$16,928

AIR FREIGHT & LOGISTICS — 1.2%
Hyundai Glovis Co., Ltd.	160	32,593

AIRLINES — 0.2%
Korean Air Lines Co., Ltd. (a)	103	4,507

AUTO COMPONENTS — 5.7%
Halla Visteon Climate Control Corp.	271	9,380
Hankook Tire Co., Ltd.	484	19,784
Hyundai Mobis Co., Ltd.	480	106,648
Hyundai Wia Corp.	130	16,580

		152,392

AUTOMOBILES — 9.8%
Hyundai Motor Co.	830	126,058
Hyundai Motor Co. Preference Shares (b)	310	31,854
Hyundai Motor Co. Preference Shares (b)	214	21,410
Kia Motors Corp.	2,065	84,130

		263,452

BANKS — 5.4%
BS Financial Group, Inc.	314	4,302
DGB Financial Group, Inc.	753	8,213
Hana Financial Group, Inc.	856	22,182
Industrial Bank of Korea	1,512	18,194
KB Financial Group, Inc.	1,147	40,630
Shinhan Financial Group Co., Ltd.	1,087	41,101
Woori Bank	1,133	9,579

		144,201

BEVERAGES — 0.2%
Hite Jinro Co., Ltd.	283	5,663

BUILDING PRODUCTS — 0.1%
KCC Corp.	4	2,041

CAPITAL MARKETS — 0.4%
Daewoo Securities Co., Ltd.	148	1,728
Korea Investment Holdings Co., Ltd.	39	2,211
Mirae Asset Securities Co., Ltd.	29	1,367
NH Investment & Securities Co., Ltd.	131	1,700
Samsung Securities Co., Ltd.	73	3,421

		10,427

CHEMICALS — 2.9%
Hanwha Chemical Corp.	230	3,027
Hanwha Corp.	171	5,603
Hyosung Corp.	54	4,220
Kumho Petrochemical Co., Ltd.	56	3,962
LG Chem, Ltd.	215	43,796
LG Chem, Ltd. Preference Shares	63	8,631
Lotte Chemical Corp.	31	5,686
OCI Co., Ltd.	26	2,426

		77,351

COMMERCIAL SERVICES & SUPPLIES — 0.9%
KEPCO Plant Service & Engineering Co., Ltd.	120	10,557
S1 Corp.	174	13,158

		23,715

CONSTRUCTION & ENGINEERING — 0.8%
Daelim Industrial Co., Ltd.	51	2,970
Daewoo Engineering & Construction Co., Ltd. (a)	83	593
GS Engineering & Construction Corp. (a)	66	1,797
Hyundai Development Co.-Engineering & Construction	33	1,695
Hyundai Engineering & Construction Co., Ltd.	340	15,445

		22,500

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	164	6,068

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
KT Corp. (a)	471	12,312
LG Uplus Corp.	890	8,824

		21,136

ELECTRIC UTILITIES — 1.7%
Korea Electric Power Corp.	1,082	44,862

ELECTRICAL EQUIPMENT — 0.5%
Doosan Heavy Industries & Construction Co., Ltd.	146	3,724
LS Corp.	47	2,203
LS Industrial Systems Co., Ltd.	136	7,821

		13,748

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
LG Display Co., Ltd.	1,094	30,864
LG Innotek Co., Ltd.	79	8,260
Samsung Electro-Mechanics Co., Ltd.	534	37,014
Samsung SDI Co., Ltd.	275	33,834

		109,972

FOOD & STAPLES RETAILING — 0.7%
E-Mart Co., Ltd.	96	20,161

FOOD PRODUCTS — 1.4%
CJ CheilJedang Corp.	39	13,288
Lotte Confectionery Co., Ltd.	3	4,824
Orion Corp.	19	19,831

		37,943

GAS UTILITIES — 0.5%
Korea Gas Corp.	333	12,156

HOTELS, RESTAURANTS & LEISURE — 1.5%
Kangwon Land, Inc.	1,183	36,947
Paradise Co., Ltd.	173	3,781

		40,728

HOUSEHOLD DURABLES — 1.5%
Coway Co., Ltd.	270	22,268
LG Electronics, Inc.	328	17,413

		39,681

HOUSEHOLD PRODUCTS — 1.8%
LG Household & Health Care, Ltd.	64	48,514

INDUSTRIAL CONGLOMERATES — 2.6%
CJ Corp.	27	4,283
Doosan Corp.	21	2,205
LG Corp.	586	32,378

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SK Holdings Co., Ltd.	202	$30,953

		69,819

INSURANCE — 6.3%
Dongbu Insurance Co., Ltd.	533	23,757
Hanwha Life Insurance Co., Ltd.	2,445	16,242
Hyundai Marine & Fire Insurance Co., Ltd.	856	19,134
Samsung Fire & Marine Insurance Co., Ltd.	280	67,511
Samsung Life Insurance Co., Ltd.	509	44,365

		171,009

INTERNET SOFTWARE & SERVICES — 3.9%
Daum Kakao Corp.	91	9,466
NAVER Corp.	157	94,954

		104,420

IT SERVICES — 1.3%
SK C&C Co., Ltd.	166	34,787

MACHINERY — 1.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	211	3,442
Doosan Infracore Co., Ltd. (a)	249	2,671
Hyundai Heavy Industries Co., Ltd. (a)	188	20,673
Hyundai Mipo Dockyard Co., Ltd. (a)	9	618
Samsung Heavy Industries Co., Ltd.	475	7,728

		35,132

MARINE — 0.0% (c)
Hyundai Merchant Marine Co., Ltd. (a)	87	709

MEDIA — 0.5%
Cheil Worldwide, Inc. (a)	662	14,350

METALS & MINING — 2.6%
Hyundai Steel Co.	131	8,620
Korea Zinc Co., Ltd.	38	14,522
POSCO	214	47,161

		70,303

MULTILINE RETAIL — 1.2%
Hyundai Department Store Co., Ltd.	112	15,042
Lotte Shopping Co., Ltd.	70	14,985
Shinsegae Co., Ltd.	16	2,430

		32,457

OIL, GAS & CONSUMABLE FUELS — 2.7%
GS Holdings Corp.	515	19,914
S-Oil Corp.	424	24,574
SK Innovation Co., Ltd. (a)	340	29,236

		73,724

PERSONAL PRODUCTS — 2.6%
AmorePacific Corp.	16	48,384
AmorePacific Group	16	21,633

		70,017

PHARMACEUTICALS — 1.2%
Celltrion, Inc. (a)	218	13,735
Yuhan Corp.	110	18,541

		32,276

ROAD & RAIL — 0.0% (c)
CJ Korea Express Co., Ltd. (a)	4	703

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
SK Hynix, Inc.	1,186	48,693

SOFTWARE — 0.9%
NCSoft Corp.	153	25,030

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	1,059

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.7%
Samsung Electronics Co., Ltd.	391	507,847
Samsung Electronics Co., Ltd. Preference Share	104	103,489

		611,336

TOBACCO — 2.6%
KT&G Corp.	877	70,116

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Daewoo International Corp.	209	5,002
Samsung C&T Corp.	160	8,566
SK Networks Co., Ltd.	284	2,089

		15,657

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
SK Telecom Co., Ltd.	134	32,913

TOTAL COMMON STOCKS —
(Cost $2,946,414)		2,665,249

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e) (Cost $2,844)	2,844	2,844

TOTAL INVESTMENTS — 99.0%
(Cost $2,949,258)		2,668,093
OTHER ASSETS & LIABILITIES — 1.0%		27,805

NET ASSETS — 100.0%		$2,695,898

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIRLINES — 2.4%
International Consolidated Airlines Group SA (a)	6,714	$60,225

BANKS — 30.5%
Banco Bilbao Vizcaya Argentaria SA	16,772	169,468
Banco de Sabadell SA	20,695	50,654
Banco Popular Espanol SA	10,341	50,622
Banco Santander SA	49,578	373,633
Bankia SA (a)	21,261	29,639
Bankinter SA	5,006	38,210
CaixaBank SA	12,038	57,081

		769,307

BIOTECHNOLOGY — 2.3%
Grifols SA	1,314	56,421

CONSTRUCTION & ENGINEERING — 6.2%
ACS, Actividades de Construccion y Servicios SA	1,836	65,071
Ferrovial SA	4,294	91,313

		156,384

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.0%
Telefonica SA	19,545	278,345

ELECTRIC UTILITIES — 11.3%
Endesa SA	2,329	45,024
Iberdrola SA	24,369	157,086
Red Electrica Corp. SA	1,026	83,460

		285,570

FOOD & STAPLES RETAILING — 2.9%
Distribuidora Internacional de Alimentacion SA	9,159	71,671

GAS UTILITIES — 6.5%
Enagas SA	3,130	89,520
Gas Natural SDG SA	3,278	73,633

		163,153

INSURANCE — 3.7%
Grupo Catalana Occidente SA	1,333	39,943
Mapfre SA	14,697	53,651

		93,594

IT SERVICES — 4.0%
Amadeus IT Holding SA (Class A)	2,371	101,756

MACHINERY — 3.2%
Zardoya Otis SA	6,176	79,662

MEDIA — 1.6%
Mediaset Espana Comunicacion SA (a)	3,203	40,111

OIL, GAS & CONSUMABLE FUELS — 4.3%
Repsol SA	5,837	108,672

SPECIALTY RETAIL — 6.2%
Inditex SA	4,891	156,958

TRANSPORTATION INFRASTRUCTURE — 3.6%
Abertis Infraestructuras SA	3,937	71,184
Aena SA (a)(b)	204	20,488

		91,672

TOTAL COMMON STOCKS —
(Cost $3,063,635)		2,513,501

RIGHTS — 0.4%
BANKS — 0.3%
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (a)	16,772	2,414
Banco de Sabadell SA (expiring 4/17/15) (a)	20,580	5,216

		7,630

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telefonica SA (expiring 4/10/15) (a)	19,473	3,137

TOTAL RIGHTS —
(Cost $2,374)		10,767

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e) (Cost $566)	566	566

TOTAL INVESTMENTS — 100.1%
(Cost $3,066,575)		2,524,834
OTHER ASSETS & LIABILITIES — (0.1)%		(2,617)

NET ASSETS — 100.0%		$2,522,217

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.8% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AIRLINES — 0.7%
China Airlines, Ltd. (a)	51,000	$26,160
Eva Airways Corp. (a)	25,240	18,513

		44,673

AUTO COMPONENTS — 1.2%
Cheng Shin Rubber Industry Co., Ltd.	33,000	75,829

AUTOMOBILES — 0.1%
China Motor Corp.	3,000	2,598
Yulon Motor Co., Ltd.	4,000	5,465

		8,063

BANKS — 10.4%
Chang Hwa Commercial Bank, Ltd.	83,000	48,012
China Development Financial Holding Corp.	166,000	57,561
CTBC Financial Holding Co., Ltd.	127,550	84,789
E.Sun Financial Holding Co., Ltd.	43,000	26,317
First Financial Holding Co., Ltd	135,000	80,249
Hua Nan Financial Holdings Co., Ltd.	138,000	78,945
Mega Financial Holding Co., Ltd.	116,000	96,203
SinoPac Financial Holdings Co., Ltd.	82,675	34,481
Taishin Financial Holding Co., Ltd.	67,000	28,479
Taiwan Business Bank (a)	28,000	8,501
Taiwan Cooperative Financial Holding Co., Ltd.	174,319	88,302

		631,839

BUILDING PRODUCTS — 0.0% (b)
Taiwan Glass Industry Corp.	2,000	1,441

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	44,000	22,148

CHEMICALS — 2.4%
Formosa Chemicals & Fibre Corp.	21,000	48,188
Formosa Plastics Corp.	23,000	55,791
Nan Ya Plastics Corp.	17,000	37,760
Taiwan Fertilizer Co., Ltd.	3,000	5,196

		146,935

CONSTRUCTION & ENGINEERING — 0.1%
CTCI Corp.	2,000	3,298

CONSTRUCTION MATERIALS — 1.2%
Asia Cement Corp.	31,000	38,985
Taiwan Cement Corp.	24,000	33,826

		72,811

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Chailease Holding Co., Ltd.	3,000	7,478
Fubon Financial Holding Co., Ltd.	34,000	61,068

		68,546

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
Asia Pacific Telecom Co., Ltd.	12,000	5,484
Chunghwa Telecom Co., Ltd.	97,000	308,453

		313,937

ELECTRICAL EQUIPMENT — 0.2%
Teco Electric & Machinery Co., Ltd.	7,000	6,666
Walsin Lihwa Corp. (a)	24,000	7,402

		14,068

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 17.0%
AU Optronics Corp.	71,000	35,738
Delta Electronics, Inc.	42,000	265,101
Hon Hai Precision Industry Co., Ltd.	105,000	307,382
Innolux Corp.	92,000	46,015
Largan Precision Co., Ltd.	2,000	172,259
Simplo Technology Co., Ltd.	9,000	45,302
Synnex Technology International Corp.	40,000	54,075
TPK Holding Co., Ltd.	2,000	13,998
Unimicron Technology Corp.	13,000	8,434
WPG Holdings, Ltd.	48,000	61,822
Zhen Ding Technology Holding, Ltd.	7,000	22,819

		1,032,945

FOOD & STAPLES RETAILING — 2.2%
President Chain Store Corp.	18,000	135,475

FOOD PRODUCTS — 1.3%
Standard Foods Corp.	8,000	20,607
Uni-President Enterprises Corp.	34,000	56,939

		77,546

HOTELS, RESTAURANTS & LEISURE — 0.4%
Formosa International Hotels Corp.	2,000	21,125

INDUSTRIAL CONGLOMERATES — 0.4%
Far Eastern New Century Corp.	23,000	23,743

INSURANCE — 1.6%
Cathay Financial Holding Co., Ltd.	44,000	70,310
China Life Insurance Co., Ltd.	16,000	13,934
Shin Kong Financial Holding Co., Ltd.	47,440	13,479

		97,723

LEISURE PRODUCTS — 1.4%
Giant Manufacturing Co., Ltd.	5,000	48,258
Merida Industry Co., Ltd.	5,000	39,310

		87,568

MARINE — 0.3%
Evergreen Marine Corp., Ltd. (a)	7,000	5,202
U-Ming Marine Transport Corp.	6,000	8,878
Yang Ming Marine Transport Corp. (a)	8,000	4,602

		18,682

METALS & MINING — 1.5%
China Steel Corp.	107,000	88,910

MULTILINE RETAIL — 0.1%
Far Eastern Department Stores, Ltd.	6,000	5,072

OIL, GAS & CONSUMABLE FUELS — 0.5%
Formosa Petrochemical Corp.	15,000	32,838

PHARMACEUTICALS — 0.1%
ScinoPharm Taiwan, Ltd.	3,000	4,751

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Farglory Land Development Co., Ltd.	3,000	3,461
Highwealth Construction Corp.	4,000	9,460
Ruentex Development Co., Ltd.	3,000	4,602

		17,523

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 29.2%
Advanced Semiconductor Engineering, Inc.	67,000	90,468

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Epistar Corp.	4,000	$6,443
Hermes Microvision, Inc.	1,000	57,686
Inotera Memories, Inc. (a)	43,000	57,375
Kinsus Interconnect Technology Corp.	8,000	25,695
MediaTek, Inc.	26,000	351,902
Novatek Microelectronics Corp.	15,000	77,661
Phison Electronics Corp.	4,000	33,237
Powertech Technology, Inc. (a)	5,000	8,613
Radiant Opto-Electronics Corp.	10,000	31,128
Realtek Semiconductor Corp.	3,000	9,588
Siliconware Precision Industries Co., Ltd.	30,000	49,952
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	823,058
Transcend Information, Inc.	18,000	63,854
United Microelectronics Corp.	153,000	75,791
Vanguard International Semiconductor Corp.	8,000	13,602

		1,776,053

SPECIALTY RETAIL — 0.3%
Hotai Motor Co., Ltd.	1,000	15,452

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.7%
Acer, Inc. (a)	45,612	29,446
Advantech Co., Ltd.	10,000	76,223
Asustek Computer, Inc.	19,000	191,275
Catcher Technology Co., Ltd.	5,000	52,413
Chicony Electronics Co., Ltd.	20,000	56,120
Clevo Co.	8,000	12,451
Compal Electronics, Inc.	62,000	51,617
Foxconn Technology Co., Ltd.	25,000	67,114
HTC Corp. (a)	14,000	62,416
Inventec Corp.	29,000	20,992
Lite-On Technology Corp.	51,000	66,093
Pegatron Corp.	23,000	62,260
Quanta Computer, Inc.	40,000	96,644
Wistron Corp.	54,000	45,906

		890,970

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Eclat Textile Co., Ltd.	3,000	39,454
Formosa Taffeta Co., Ltd.	5,000	5,265
Pou Chen Corp.	15,000	20,997
Ruentex Industries, Ltd.	10,000	21,892

		87,608

WIRELESS TELECOMMUNICATION SERVICES — 4.4%
Far EasTone Telecommunications Co., Ltd.	42,000	101,342
Taiwan Mobile Co., Ltd.	48,000	167,977

		269,319

TOTAL COMMON STOCKS —
(Cost $5,988,232)		6,086,891

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d) (Cost $1,740)	1,740	1,740

TOTAL INVESTMENTS — 100.1%
(Cost $5,989,972)		6,088,631
OTHER ASSETS & LIABILITIES — (0.1)%		(5,733)

NET ASSETS — 100.0%		$6,082,898

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 5.6%
BAE Systems PLC	9,327	$72,483
Cobham PLC	2,527	11,412
Meggitt PLC	1,667	13,574
Rolls-Royce Holdings PLC (a)	3,917	55,415

		152,884

AIR FREIGHT & LOGISTICS — 0.1%
Royal Mail PLC	321	2,089

AIRLINES — 0.5%
easyJet PLC	473	13,215

AUTO COMPONENTS — 0.1%
GKN PLC	428	2,278

BANKS — 7.9%
Barclays PLC	10,595	38,157
HSBC Holdings PLC	13,595	115,844
Lloyds Banking Group PLC (a)	17,492	20,327
Royal Bank of Scotland Group PLC (a)	1,148	5,794
Standard Chartered PLC	2,156	34,998

		215,120

BEVERAGES — 3.7%
Coca-Cola HBC AG (a)	59	1,064
Diageo PLC	3,055	84,331
SABMiller PLC	292	15,345

		100,740

CAPITAL MARKETS — 2.0%
3i Group PLC	448	3,208
Aberdeen Asset Management PLC	2,196	14,983
Hargreaves Lansdown PLC	856	14,639
ICAP PLC	1,003	7,847
Investec PLC	228	1,899
Schroders PLC	264	12,541

		55,117

CHEMICALS — 1.5%
Croda International PLC	425	17,281
Johnson Matthey PLC	482	24,228

		41,509

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Aggreko PLC	599	13,578
Babcock International Group PLC	453	6,621
G4S PLC	3,110	13,656

		33,855

CONTAINERS & PACKAGING — 0.8%
Rexam PLC	2,485	21,359

DIVERSIFIED FINANCIAL SERVICES — 0.2%
London Stock Exchange Group PLC	133	4,855

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
BT Group PLC	5,970	38,817
Inmarsat PLC	1,239	17,023

		55,840

ELECTRIC UTILITIES — 1.0%
SSE PLC	1,264	28,109

ENERGY EQUIPMENT & SERVICES — 0.8%
Amec Foster Wheeler PLC	868	11,668
Petrofac, Ltd.	637	9,012

		20,680

FOOD & STAPLES RETAILING — 1.6%
J Sainsbury PLC	2,192	8,434
Tesco PLC	7,132	25,606
William Morrison Supermarkets PLC	3,428	9,847

		43,887

FOOD PRODUCTS — 4.9%
Associated British Foods PLC	921	38,528
Tate & Lyle PLC	1,391	12,338
Unilever PLC	1,945	81,279

		132,145

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Smith & Nephew PLC	2,736	46,465

HOTELS, RESTAURANTS & LEISURE — 5.5%
Carnival PLC	56	2,740
Compass Group PLC	5,009	87,148
InterContinental Hotels Group PLC	77	3,011
Merlin Entertainments PLC	1,491	9,786
TUI AG	229	4,035
Whitbread PLC	412	32,079
William Hill PLC	2,174	11,970

		150,769

HOUSEHOLD DURABLES — 0.1%
Persimmon PLC (a)	69	1,703

HOUSEHOLD PRODUCTS — 3.4%
Reckitt Benckiser Group PLC	1,086	93,506

INDUSTRIAL CONGLOMERATES — 0.5%
Smiths Group PLC	844	14,008

INSURANCE — 4.6%
Admiral Group PLC	1,329	30,185
Aviva PLC	1,607	12,882
Direct Line Insurance Group PLC	5,526	26,169
Friends Life Group, Ltd.	2,140	13,139
Legal & General Group PLC	2,856	11,812
Old Mutual PLC	2,124	7,003
Prudential PLC	611	15,166
RSA Insurance Group PLC	870	5,436
Standard Life PLC	483	3,409

		125,201

MACHINERY — 0.6%
IMI PLC	777	14,707
Melrose Industries PLC	248	1,022
Weir Group PLC	37	934

		16,663

MEDIA — 5.9%
ITV PLC	11,011	41,339
Pearson PLC	517	11,136
Reed Elsevier PLC	4,172	71,781
Sky PLC	2,015	29,703
WPP PLC	288	6,546

		160,505

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 3.3%
Anglo American PLC	792	$11,898
Antofagasta PLC	111	1,207
BHP Billiton PLC	720	15,749
Fresnillo PLC	324	3,283
Glencore PLC (a)	5,443	23,101
Randgold Resources, Ltd.	172	11,983
Rio Tinto PLC	548	22,551

		89,772

MULTI-UTILITIES — 2.6%
Centrica PLC	5,552	20,852
National Grid PLC	3,853	49,459

		70,311

MULTILINE RETAIL — 2.0%
Marks & Spencer Group PLC	890	7,068
Next PLC	457	47,659

		54,727

OIL, GAS & CONSUMABLE FUELS — 11.2%
BG Group PLC	1,247	15,346
BP PLC	19,722	127,854
Royal Dutch Shell PLC (Class A)	3,221	96,014
Royal Dutch Shell PLC (Class B)	2,077	64,719
Tullow Oil PLC	334	1,404

		305,337

PHARMACEUTICALS — 7.1%
AstraZeneca PLC	1,139	78,227
GlaxoSmithKline PLC	2,497	57,307
Shire PLC	726	57,821

		193,355

PROFESSIONAL SERVICES — 2.0%
Capita PLC	1,725	28,578
Experian PLC	474	7,860
Intertek Group PLC	495	18,356

		54,794

REAL ESTATE INVESTMENT TRUSTS — 2.4%
British Land Co. PLC	1,281	15,831
Hammerson PLC	1,414	13,959
Intu Properties PLC	2,036	10,518
Land Securities Group PLC	1,197	22,265
Segro PLC	387	2,395

		64,968

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
ARM Holdings PLC	63	1,033

SOFTWARE — 0.9%
Sage Group PLC	3,359	23,272

SPECIALTY RETAIL — 0.6%
Dixons Carphone PLC	532	3,259
Kingfisher PLC	1,369	7,735
Sports Direct International PLC (a)	589	5,325

		16,319

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Burberry Group PLC	1,126	28,968

TOBACCO — 4.8%
British American Tobacco PLC	1,817	94,097
Imperial Tobacco Group PLC	801	35,232

		129,329

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Ashtead Group PLC	64	1,030
Bunzl PLC	1,355	36,830
Travis Perkins PLC	517	14,966
Wolseley PLC	82	4,861

		57,687

WATER UTILITIES — 0.2%
Severn Trent PLC	53	1,620
United Utilities Group PLC	360	4,986

		6,606

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Vodafone Group PLC	18,639	60,998

TOTAL COMMON STOCKS —
(Cost $3,002,049)		2,689,978

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d) (Cost $2,673)	2,673	2,673

TOTAL INVESTMENTS — 98.9%
(Cost $3,004,722)		2,692,651
OTHER ASSETS & LIABILITIES — 1.1%		28,632

NET ASSETS — 100.0%		$2,721,283

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
JAPAN — 98.8%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	2,380	$55,012

AIRLINES — 0.5%
All Nippon Airways Co., Ltd.	10,000	26,834
Japan Airlines Co., Ltd.	2,000	62,372

		89,206

AUTO COMPONENTS — 3.4%
Aisin Seiki Co., Ltd.	1,168	42,464
Bridgestone Corp.	3,803	152,723
Daido Metal Co., Ltd.	1,000	10,432
Denso Corp.	2,647	121,021
FCC Co., Ltd. (a)	984	15,401
Futaba Industrial Co., Ltd. (b)	408	1,902
Keihin Corp.	556	8,535
NGK Spark Plug Co., Ltd.	760	20,469
NHK Spring Co., Ltd.	340	3,552
Nifco, Inc.	1,028	35,531
Nissin Kogyo Co., Ltd.	616	9,801
NOK Corp. (a)	1,016	30,669
Showa Corp.	1,212	12,269
Stanley Electric Co., Ltd.	644	14,590
Sumitomo Electric Industries, Ltd.	3,787	49,735
Sumitomo Rubber Industries, Inc.	1,808	33,439
Tokai Rika Co., Ltd.	20	465
Toyo Tire & Rubber Co., Ltd.	900	16,263
Toyota Industries Corp.	1,172	67,237

		646,498

AUTOMOBILES — 8.6%
Daihatsu Motor Co., Ltd. (a)	264	4,046
Fuji Heavy Industries, Ltd.	3,547	118,041
Honda Motor Co., Ltd. (a)	9,374	305,080
Isuzu Motors, Ltd.	4,900	65,272
Mazda Motor Corp.	3,200	65,081
Mitsubishi Motors Corp. (a)	2,600	23,523
Nissan Motor Co., Ltd.	13,462	137,398
Suzuki Motor Corp.	2,192	66,030
Toyota Motor Corp.	11,477	802,266
Yamaha Motor Co., Ltd.	1,216	29,425

		1,616,162

BANKS — 8.5%
77 Bank, Ltd.	3,803	21,564
Awa Bank, Ltd.	3,731	21,187
Bank of Kyoto, Ltd.	1,916	20,115
Bank of Yokohama, Ltd.	7,947	46,652
Chiba Bank, Ltd.	6,063	44,591
Chugoku Bank, Ltd.	1,704	25,505
Fukuoka Financial Group, Inc.	6,000	30,969
Hachijuni Bank, Ltd.	5,719	40,439
Hiroshima Bank, Ltd.	5,811	31,399
Hokuhoku Financial Group, Inc.	9,658	21,583
Hyakugo Bank, Ltd.	4,147	19,261
Iyo Bank, Ltd.	1,580	18,801
Joyo Bank, Ltd.	4,155	21,412
Juroku Bank, Ltd.	5,883	21,633
Mitsubishi UFJ Financial Group, Inc.	71,400	442,778
Mizuho Financial Group, Inc.	137,300	241,685
Musashino Bank, Ltd.	420	14,131
Nanto Bank, Ltd.	2,391	8,314
Nishi-Nippon City Bank, Ltd.	7,799	22,696
Resona Holdings, Inc.	9,500	47,260
Shinsei Bank, Ltd. (a)	9,726	19,383
Shizuoka Bank, Ltd.	2,363	23,645
Sumitomo Mitsui Financial Group, Inc. (a)	7,200	276,263
Sumitomo Mitsui Trust Holdings, Inc.	19,981	82,556
Suruga Bank, Ltd.	296	6,158
Yamaguchi Financial Group, Inc.	2,076	23,941

		1,593,921

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	2,584	82,169
Ito En, Ltd. (a)	1,356	29,297
Kirin Holdings Co., Ltd.	6,107	80,306
Suntory Beverage & Food, Ltd.	900	38,649
Takara Holdings, Inc.	2,279	16,533

		246,954

BIOTECHNOLOGY — 0.1%
GNI Group, Ltd. (a)(b)	3,000	6,854
Takara Bio, Inc. (a)	300	3,435

		10,289

BUILDING PRODUCTS — 1.3%
Aica Kogyo Co., Ltd.	284	6,631
Asahi Glass Co., Ltd.	6,299	41,389
Daikin Industries, Ltd.	1,432	96,076
LIXIL Group Corp. (a)	1,772	42,067
Nippon Sheet Glass Co., Ltd. (b)	6,000	5,904
TOTO, Ltd.	3,444	51,261

		243,328

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc.	8,482	66,908
Jafco Co., Ltd.	212	7,902
Nomura Holdings, Inc.	18,376	108,210
Okasan Securities Group, Inc.	2,107	16,779
SBI Holdings, Inc.	1,558	18,916
Tokai Tokyo Financial Holdings, Inc.	3,967	30,697

		249,412

CHEMICALS — 4.2%
Asahi Kasei Corp. (a)	5,859	56,135
C. Uyemura & Co., Ltd.	200	9,940
Daicel Chemical Industries, Ltd.	2,055	24,555
DIC Corp.	6,391	18,652
Hitachi Chemical Co., Ltd.	976	20,932
JSR Corp.	1,360	23,622
Kaneka Corp.	2,224	15,689
Kansai Paint Co., Ltd.	2,092	38,098
Kuraray Co., Ltd.	2,971	40,307
Mitsubishi Chemical Holdings Corp.	6,023	35,086
Mitsubishi Gas Chemical Co., Inc.	2,268	11,196
Mitsui Chemicals, Inc.	5,843	18,807
Nissan Chemical Industries, Ltd.	2,116	43,917
Nitto Denko Corp.	784	52,496
Shin-Etsu Chemical Co., Ltd.	2,420	158,407

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Showa Denko KK	7,723	$9,853
Sumitomo Chemical Co., Ltd.	9,674	49,852
Teijin, Ltd.	6,367	21,661
Tokai Carbon Co., Ltd.	1,828	5,152
Toray Industries, Inc. (a)	7,758	65,143
Tosoh Corp.	5,599	28,293
Toyobo Co., Ltd.	8,302	11,215
Ube Industries, Ltd.	9,543	14,960
Zeon Corp.	2,132	19,733

		793,701

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	200	4,791
Dai Nippon Printing Co., Ltd. (a)	3,739	36,416
Daiseki Co., Ltd.	400	7,234
Nissha Printing Co., Ltd. (a)	236	4,320
Park24 Co., Ltd.	1,000	20,488
Secom Co., Ltd.	1,368	91,542
Toppan Printing Co., Ltd. (a)	4,299	33,195

		197,986

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	1,000	4,753

CONSTRUCTION & ENGINEERING — 1.5%
Chiyoda Corp.	1,688	14,470
COMSYS Holdings Corp.	2,000	24,765
JGC Corp. (a)	1,760	35,053
Kajima Corp.	7,595	35,339
Maeda Corp.	3,855	28,030
Nishimatsu Construction Co., Ltd. (a)	2,000	7,104
Obayashi Corp.	5,679	36,937
Raito Kogyo Co., Ltd.	100	820
Shimizu Corp.	5,559	37,686
Taisei Corp. (a)	10,995	62,252
Tokyu Construction Co., Ltd.	100	567

		283,023

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	9,607	29,400

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(b)	200	695
Aeon Credit Service Co., Ltd. (a)	1,040	26,320
Credit Saison Co., Ltd.	1,364	24,544
J Trust Co., Ltd.	500	4,311
Jaccs Co., Ltd.	2,000	10,490
Orient Corp. (b)	4,001	6,506

		72,866

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	1,048	15,398

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	19,943

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	628	19,794

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Japan Exchange Group, Inc.	200	5,812
ORIX Corp.	7,600	107,005
Zenkoku Hosho Co., Ltd.	500	18,783

		131,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Nippon Telegraph & Telephone Corp.	4,400	271,393

ELECTRIC UTILITIES — 1.2%
Chubu Electric Power Co., Inc.	2,363	28,256
Chugoku Electric Power Co., Inc. (a)	1,648	21,520
Hokkaido Electric Power Co., Inc. (a)(b)	928	7,313
Hokuriku Electric Power Co.	1,412	18,732
Kansai Electric Power Co., Inc. (b)	4,811	45,994
Kyushu Electric Power Co., Inc. (a)(b)	2,376	23,081
Okinawa Electric Power Co., Inc.	36	1,304
Shikoku Electric Power Co., Inc. (b)	972	11,995
Tohoku Electric Power Co., Inc.	2,843	32,383
Tokyo Electric Power Co., Inc. (b)	8,667	32,883

		223,461

ELECTRICAL EQUIPMENT — 1.6%
Fuji Electric Holdings Co., Ltd.	6,099	28,836
Fujikura, Ltd.	4,107	18,048
Furukawa Electric Co., Ltd. (a)	3,899	6,600
GS Yuasa Corp.	1,000	4,511
Mitsubishi Electric Corp.	11,974	142,630
Nidec Corp.	1,200	79,920
Tatsuta Electric Wire and Cable Co., Ltd.	1,300	5,517
Ushio, Inc.	1,036	12,923

		298,985

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Alps Electric Co., Ltd.	1,568	37,956
Amano Corp.	1,236	14,810
Anritsu Corp.	100	700
Citizen Holdings Co., Ltd.	2,903	22,319
Hamamatsu Photonics K.K.	1,536	46,557
Hirose Electric Co., Ltd.	113	14,643
Hitachi, Ltd. (a)	25,933	178,012
Horiba, Ltd.	404	15,479
Hoya Corp.	2,632	105,730
Ibiden Co., Ltd.	996	16,835
Iriso Electronics Co., Ltd.	200	14,042
Japan Aviation Electronics Industry, Ltd.	1,000	24,315
Keyence Corp.	240	131,282
Kyocera Corp.	1,900	104,439
Murata Manufacturing Co., Ltd.	1,128	155,526
Nippon Electric Glass Co., Ltd.	3,548	17,366
Oki Electric Industry Co., Ltd.	6,166	12,802
Omron Corp.	1,380	62,369
Shimadzu Corp.	2,312	25,853
TDK Corp.	796	56,684
Yaskawa Electric Corp. (a)	1,704	25,022
Yokogawa Electric Corp. (a)	1,964	21,208

		1,103,949

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (a)	4,403	48,427
Cawachi, Ltd.	448	7,815
Cosmos Pharmaceutical Corp.	100	15,651
FamilyMart Co., Ltd.	352	14,793
Lawson, Inc.	400	27,784
Seven & i Holdings Co., Ltd.	4,439	187,036

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

UNY Group Holdings Co., Ltd.	2,000	$11,224

		312,730

FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc. (a)	4,003	87,937
Hokuto Corp.	400	7,461
Kikkoman Corp.	1,256	39,955
MEIJI Holdings Co., Ltd.	400	48,864
Nissin Foods Holding Co., Ltd.	640	31,540
Sakata Seed Corp.	1,584	25,822
Yakult Honsha Co., Ltd.	564	39,364

		280,943

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd.	12,150	50,930
Saibu Gas Co., Ltd.	10,273	23,129
Tokyo Gas Co., Ltd.	13,873	87,478

		161,537

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Asahi Intecc Co., Ltd.	300	21,013
Nakanishi, Inc.	300	11,720
Olympus Corp. (b)	1,042	38,795
Sysmex Corp.	800	44,495
Terumo Corp.	1,900	50,223

		166,246

HEALTH CARE PROVIDERS & SERVICES — 0.4%
BML, Inc.	200	5,687
Medipal Holdings Corp.	1,192	15,555
Miraca Holdings, Inc.	636	29,327
Nichii Gakkan Co. (a)	200	1,765
Suzuken Co., Ltd.	695	21,240
Tsukui Corp. (a)	900	6,829

		80,403

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc.	300	6,381

HOTELS, RESTAURANTS & LEISURE — 0.7%
Oriental Land Co., Ltd. (a)	1,616	122,556
Round One Corp.	800	4,543

		127,099

HOUSEHOLD DURABLES — 3.0%
Casio Computer Co., Ltd. (a)	2,248	42,720
Fujitsu General, Ltd.	1,000	13,141
Funai Electric Co., Ltd. (a)(b)	395	4,558
Haseko Corp.	1,800	17,591
Nikon Corp. (a)	1,840	24,702
Panasonic Corp. (a)	12,581	165,439
Pioneer Corp. (b)	2,360	4,310
Sangetsu Co., Ltd.	352	5,333
Sekisui Chemical Co., Ltd.	2,079	27,027
Sekisui House, Ltd.	3,779	55,003
Sharp Corp. (a)(b)	5,519	10,815
Sony Corp. (b)	6,811	181,172
Sumitomo Forestry Co., Ltd.	1,368	14,978

		566,789

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	1,800	47,310

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	840	28,368

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd.	5,747	35,079
Nisshinbo Holdings, Inc.	1,584	15,229
Toshiba Corp. (a)	23,633	99,360

		149,668

INSURANCE — 2.5%
Dai-ichi Life Insurance Co., Ltd.	4,200	61,131
MS&AD Insurance Group Holdings, Inc. (a)	3,536	99,365
Sompo Japan Nipponkoa Holdings, Inc.	2,000	62,289
Sony Financial Holdings, Inc.	1,600	25,776
T&D Holdings, Inc.	4,200	57,944
Tokio Marine Holdings, Inc.	4,247	160,725

		467,230

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp.	300	7,072
Rakuten, Inc.	5,100	90,092

		97,164

INTERNET SOFTWARE & SERVICES — 0.5%
Dena Co., Ltd. (a)	800	15,683
F@N Communications, Inc.	400	3,405
Gree, Inc. (a)	600	4,178
Gurunavi, Inc.	400	7,825
Internet Initiative Japan, Inc. (a)	600	9,961
Kakaku.com, Inc. (a)	300	4,998
Mixi, Inc. (a)	200	8,105
Yahoo! Japan Corp.	10,300	42,600

		96,755

IT SERVICES — 0.9%
Digital Garage, Inc.	300	4,608
Fujitsu, Ltd.	10,498	71,702
IT Holdings Corp.	832	15,214
Itochu Techno-Solutions Corp.	616	12,816
NET One Systems Co., Ltd. (a)	2,000	13,675
Nomura Research Institute, Ltd.	300	11,307
NTT Data Corp.	800	34,889
SCSK Corp.	100	2,806
TKC Corp.	400	8,032

		175,049

LEISURE PRODUCTS — 0.9%
Bandai Namco Holdings, Inc.	1,732	33,766
Sankyo Co., Ltd.	640	22,814
Sega Sammy Holdings, Inc. (a)	1,631	23,855
Shimano, Inc.	492	73,354
Yamaha Corp.	1,192	20,913

		174,702

MACHINERY — 6.2%
Amada Co., Ltd.	1,727	16,662
DMG Mori Seiki Co., Ltd.	968	14,900
FANUC Corp.	1,180	258,286
Glory, Ltd.	1,044	29,163
IHI Corp.	10,311	48,406

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Japan Steel Works, Ltd. (a)	1,708	$7,192
JTEKT Corp.	1,408	22,026
Kawasaki Heavy Industries, Ltd.	7,978	40,381
Komatsu, Ltd.	5,439	107,147
Komori Corp.	788	10,060
Kubota Corp.	4,663	73,994
Kurita Water Industries, Ltd.	976	23,642
Makita Corp.	876	45,580
Minebea Co., Ltd.	2,255	35,689
Mitsubishi Heavy Industries, Ltd.	18,676	103,140
Mitsui Engineering & Shipbuilding Co., Ltd.	7,567	12,935
NGK Insulators, Ltd.	1,320	28,233
NSK, Ltd.	2,463	36,106
NTN Corp.	2,495	13,253
OKUMA Corp.	1,648	15,336
OSG Corp.	1,012	19,746
SMC Corp.	420	125,536
Sodick Co., Ltd.	100	1,097
Sumitomo Heavy Industries, Ltd.	3,795	24,904
Takuma Co., Ltd.	2,000	15,710
THK Co., Ltd.	1,000	25,516
Toshiba Machine Co., Ltd.	1,944	8,202

		1,162,842

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)	5,759	15,511
Mitsui OSK Lines, Ltd.	4,491	15,279
Nippon Yusen K.K.	7,995	23,067

		53,857

MEDIA — 0.7%
Adways, Inc.	300	2,444
CyberAgent, Inc.	400	22,981
Dentsu, Inc.	1,600	68,710
Toho Co., Ltd.	1,352	33,122
Usen Corp. (b)	1,070	3,212

		130,469

METALS & MINING — 1.9%
Daido Steel Co., Ltd.	2,199	9,865
Dowa Holdings Co., Ltd.	1,767	15,147
JFE Holdings, Inc.	2,847	63,006
Kobe Steel, Ltd.	12,645	23,408
Mitsubishi Materials Corp.	8,027	27,041
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	8,439
Mitsui Mining & Smelting Co., Ltd.	5,839	13,341
Nippon Steel & Sumitomo Metal Corp.	36,755	92,711
Nippon Yakin Kogyo Co., Ltd. (b)	300	593
Nisshin Steel Co., Ltd. (a)	500	6,266
Sumitomo Metal Mining Co., Ltd.	3,575	52,421
Toho Zinc Co., Ltd.	4,000	12,641
Tokyo Steel Manufacturing Co., Ltd.	144	969
Topy Industries, Ltd.	5,000	11,632
Yodogawa Steel Works, Ltd.	3,963	15,730

		353,210

MULTILINE RETAIL — 1.1%
H2O Retailing Corp. (a)	2,300	43,420
Isetan Mitsukoshi Holdings, Ltd.	2,441	40,465
J Front Retailing Co., Ltd.	1,900	29,928
Marui Group Co., Ltd. (a)	2,616	29,776
Ryohin Keikaku Co., Ltd.	236	34,359
Seria Co., Ltd. (a)	300	10,857
Takashimaya Co., Ltd.	2,332	22,965

		211,770

OIL, GAS & CONSUMABLE FUELS — 0.7%
Cosmo Oil Co., Ltd. (b)	5,927	8,006
Inpex Corp.	5,900	65,211
JX Holdings, Inc.	14,400	55,499
TonenGeneral Sekiyu K.K.	1,547	13,377

		142,093

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	400	6,024
OJI Paper Co., Ltd. (a)	5,839	23,955

		29,979

PERSONAL PRODUCTS — 1.3%
Euglena Co., Ltd. (b)	500	8,239
Kao Corp.	3,239	162,051
Mandom Corp.	1,116	40,899
Shiseido Co., Ltd. (a)	1,832	32,584

		243,773

PHARMACEUTICALS — 5.7%
Astellas Pharma, Inc.	12,700	208,357
Chugai Pharmaceutical Co., Ltd. (a)	1,116	35,223
Daiichi Sankyo Co., Ltd. (a)	4,051	64,417
Eisai Co., Ltd. (a)	1,540	109,601
Hisamitsu Pharmaceutical Co., Inc.	404	16,608
Kissei Pharmaceutical Co., Ltd.	1,000	31,270
Kyowa Hakko Kirin Co., Ltd.	1,833	23,951
Mitsubishi Tanabe Pharma Corp.	2,000	34,388
Mochida Pharmaceutical Co., Ltd.	400	26,316
Nichi-iko Pharmaceutical Co., Ltd.	200	4,616
Ono Pharmaceutical Co., Ltd.	432	48,919
Otsuka Holdings Co., Ltd.	2,500	78,372
Santen Pharmaceutical Co., Ltd.	3,280	47,863
Seikagaku Corp. (a)	800	15,250
Shionogi & Co., Ltd.	1,996	66,658
Sumitomo Dainippon Pharma Co., Ltd. (a)	960	11,399
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,364
Takeda Pharmaceutical Co., Ltd. (a)	4,355	217,850
Torii Pharmaceutical Co., Ltd.	200	5,345
Towa Pharmaceutical Co., Ltd.	100	5,729
Tsumura & Co.	100	2,477

		1,076,973

PROFESSIONAL SERVICES — 0.2%
Meitec Corp.	812	27,253
Nihon M&A Center, Inc.	400	13,842

		41,095

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Daikyo, Inc.	4,256	6,423
Daito Trust Construction Co., Ltd. (a)	564	63,137
Daiwa House Industry Co., Ltd.	2,863	56,603
Heiwa Real Estate Co., Ltd.	900	12,668
Hulic Co., Ltd.	500	5,633

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Leopalace21 Corp. (b)	1,044	$5,476
Mitsubishi Estate Co., Ltd.	7,111	165,256
Mitsui Fudosan Co., Ltd.	4,923	144,888
Sumitomo Realty & Development Co., Ltd.	1,843	66,459
Tokyo Tatemono Co., Ltd.	3,540	25,976
Tokyu Fudosan Holdings Corp.	2,700	18,462

		570,981

ROAD & RAIL — 4.2%
Central Japan Railway Co.	900	163,190
East Japan Railway Co. (a)	1,800	144,690
Hankyu Hanshin Holdings, Inc.	8,486	52,575
Keikyu Corp.	4,355	34,898
Keio Corp.	5,000	39,316
Keisei Electric Railway Co., Ltd.	2,147	26,729
Kintetsu Corp.	12,038	44,267
Nagoya Railroad Co., Ltd. (a)	8,362	33,469
Nankai Electric Railway Co., Ltd.	6,111	25,275
Nippon Express Co., Ltd.	7,555	42,335
Odakyu Electric Railway Co., Ltd.	2,483	25,363
Sotetsu Holdings, Inc.	8,254	38,336
Tobu Railway Co., Ltd.	6,007	28,551
Tokyu Corp.	6,391	39,649
West Japan Railway Co.	1,100	57,814

		796,457

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advantest Corp. (a)	1,216	15,402
Disco Corp.	184	18,841
Rohm Co., Ltd.	576	39,529
Sanken Electric Co., Ltd.	2,404	16,678
SCREEN Holdings Co., Ltd.	364	2,762
Shinko Electric Industries Co., Ltd.	592	4,226
Sumco Corp.	1,046	17,610

		115,048

SOFTWARE — 0.8%
GungHo Online Entertainment, Inc. (a)	2,100	8,230
Konami Corp.	792	14,859
Nintendo Co., Ltd.	648	95,505
NSD Co., Ltd.	900	13,291
Square Enix Holdings Co., Ltd.	396	8,496
Trend Micro, Inc.	368	12,152

		152,533

SPECIALTY RETAIL — 1.6%
Aoyama Trading Co., Ltd.	984	32,123
Arcland Sakamoto Co., Ltd.	300	6,442
Autobacs Seven Co., Ltd.	480	7,593
Fast Retailing Co., Ltd. (a)	176	68,235
Gulliver International Co., Ltd.	600	4,953
Hikari Tsushin, Inc.	184	11,952
Jin Co., Ltd. (a)	300	10,419
K’s Holdings Corp. (a)	300	9,719
Nitori Holding Co., Ltd.	400	27,150
Sanrio Co., Ltd. (a)	448	12,010
Shimachu Co., Ltd. (a)	984	26,010
Shimamura Co., Ltd.	232	21,512
USS Co., Ltd.	2,000	34,655
VT Holdings Co., Ltd.	600	2,632
Yamada Denki Co., Ltd. (a)	6,000	24,765

		300,170

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Brother Industries, Ltd.	1,832	29,223
Canon, Inc.	6,158	218,130
FUJIFILM Holdings Corp.	2,827	100,810
Konica Minolta Holdings, Inc.	4,075	41,489
NEC Corp.	11,918	35,081
Ricoh Co., Ltd.	3,655	39,864
Roland DG Corp.	300	8,130
Seiko Epson Corp.	2,152	38,240
Wacom Co., Ltd.	100	482

		511,449

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	1,164	31,739
Gunze, Ltd.	4,223	11,304
Japan Wool Textile Co., Ltd.	2,031	14,700
Onward Holdings Co., Ltd.	1,580	11,040

		68,783

TOBACCO — 1.0%
Japan Tobacco, Inc.	6,000	190,144

TRADING COMPANIES & DISTRIBUTORS — 3.4%
Hanwa Co., Ltd.	2,207	8,981
Inaba Denki Sangyo Co., Ltd.	856	31,049
ITOCHU Corp. (a)	8,666	94,049
Iwatani Corp.	451	2,963
Kanematsu Corp.	6,000	8,755
Marubeni Corp. (a)	10,202	59,209
Mitsubishi Corp. (a)	7,607	153,536
Mitsui & Co., Ltd.	9,902	133,100
Nishio Rent All Co., Ltd.	300	8,643
Sojitz Corp. (a)	8,528	14,293
Sumitomo Corp. (a)	6,375	68,335
Toyota Tsusho Corp.	1,039	27,594
Yamazen Corp.	2,800	23,044

		633,551

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,395	22,667
Mitsubishi Logistics Corp.	216	3,377

		26,044

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
KDDI Corp.	9,900	224,582
NTT DoCoMo, Inc. (a)	8,400	146,076
Softbank Corp.	4,815	280,248

		650,906

TOTAL COMMON STOCKS —
(Cost $20,772,433)		18,617,535

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,609,030	2,609,030

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	19,050	$19,050

TOTAL SHORT TERM INVESTMENT —
(Cost $2,628,080)		2,628,080

TOTAL INVESTMENTS — 112.8%
(Cost $23,400,513)		21,245,615
OTHER ASSETS & LIABILITIES — (12.8)%		(2,405,254)

NET ASSETS — 100.0%		$18,840,361

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
JAPAN — 98.4%
AEROSPACE & DEFENSE — 0.0% (a)
Jamco Corp.	1,000	$30,561

AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	3,600	162,101
Mitsui-Soko Holdings Co., Ltd.	22,686	76,424

		238,525

AUTO COMPONENTS — 4.7%
Ahresty Corp.	4,300	27,573
Akebono Brake Industry Co., Ltd. (b)	4,400	16,143
Calsonic Kansei Corp.	13,000	86,396
Daido Metal Co., Ltd.	1,900	19,820
Eagle Industry Co., Ltd.	5,000	101,438
Exedy Corp.	3,600	85,944
FCC Co., Ltd. (b)	7,113	111,329
Futaba Industrial Co., Ltd. (c)	10,194	47,517
Keihin Corp.	7,341	112,694
KYB Co., Ltd.	19,902	73,020
Mitsuba Corp.	2,700	59,797
Musashi Seimitsu Industry Co., Ltd.	4,152	88,008
Nifco, Inc.	6,900	238,487
Nippon Seiki Co., Ltd.	5,000	98,728
Nissan Shatai Co., Ltd.	9,700	124,804
Nissin Kogyo Co., Ltd.	7,534	119,866
Piolax, Inc.	900	36,698
Press Kogyo Co., Ltd. (b)	18,569	75,406
Riken Corp.	21,000	83,177
Sanden Corp.	18,000	80,600
Showa Corp.	8,139	82,391
Sumitomo Riko Co., Ltd.	8,600	75,512
Tachi-S Co., Ltd.	5,300	74,423
Takata Corp. (b)	4,600	50,478
Tokai Rika Co., Ltd.	7,500	174,422
Topre Corp.	5,834	91,408
Toyoda Gosei Co., Ltd.	9,500	212,775
Toyota Boshoku Corp. (b)	6,800	85,280
TPR Co., Ltd.	3,500	94,121
TS Tech Co., Ltd.	6,200	167,763
Unipres Corp.	5,200	106,233
Yorozu Corp.	1,000	21,055

		2,923,306

BANKS — 7.0%
Aichi Bank, Ltd.	1,149	58,827
Akita Bank, Ltd.	9,000	27,542
Aomori Bank, Ltd.	24,000	77,448
Awa Bank, Ltd.	20,000	113,571
Bank of Iwate, Ltd.	2,956	128,174
Bank of Nagoya, Ltd. (b)	25,000	83,177
Bank of Okinawa, Ltd.	3,300	138,687
Bank of the Ryukyus, Ltd.	7,781	111,922
Daishi Bank, Ltd.	45,000	158,724
Eighteenth Bank, Ltd.	17,000	51,741
Fukui Bank, Ltd.	12,000	26,116
Fukushima Bank, Ltd.	72,478	53,788
Higashi-nippon Bank, Ltd.	15,000	47,280
Higo Bank, Ltd.	30,000	184,365
Hokkoku Bank, Ltd.	29,000	101,322
Hyakugo Bank, Ltd.	42,000	195,072
Hyakujushi Bank, Ltd.	35,000	115,864
Jimoto Holdings, Inc.	25,700	48,218
Juroku Bank, Ltd.	47,000	172,833
Kagoshima Bank, Ltd.	25,000	170,315
Kansai Urban Banking Corp.	6,400	66,495
Keiyo Bank, Ltd.	35,000	203,127
Kiyo Bank, Ltd.	12,600	175,985
Miyazaki Bank, Ltd.	16,000	60,971
Musashino Bank, Ltd.	5,700	191,782
Nagano Bank, Ltd.	35,534	58,372
Nanto Bank, Ltd.	35,000	121,701
North Pacific Bank, Ltd.	43,300	163,921
Ogaki Kyoritsu Bank, Ltd.	30,000	95,059
Oita Bank, Ltd. (b)	12,000	46,729
San-In Godo Bank, Ltd.	12,000	99,162
Senshu Ikeda Holdings, Inc.	18,200	86,656
Shiga Bank, Ltd.	20,000	100,063
Shikoku Bank, Ltd.	42,000	86,504
Shimizu Bank, Ltd.	2,500	63,269
Taiko Bank, Ltd. (b)	32,000	61,905
Tochigi Bank, Ltd.	20,846	107,424
Toho Bank, Ltd.	21,000	86,504
Tokyo TY Financial Group, Inc.	3,700	99,345
Tomato Bank, Ltd.	46,872	78,560
TOMONY Holdings, Inc.	24,705	112,066
Towa Bank, Ltd.	47,000	38,799
Yamagata Bank, Ltd. (b)	10,000	42,443
Yamanashi Chuo Bank, Ltd.	16,000	70,177

		4,382,005

BEVERAGES — 1.2%
Coca-Cola East Japan Co., Ltd. (b)	8,200	167,521
Coca-Cola West Co., Ltd.	6,400	105,986
Ito En, Ltd. (b)	8,100	175,002
Sapporo Holdings, Ltd. (b)	33,000	130,982
Takara Holdings, Inc.	23,100	167,580

		747,071

BIOTECHNOLOGY — 0.6%
3-D Matrix, Ltd. (b)(c)	3,000	25,491
D.Western Therapeutics Institute, Inc. (c)	1,500	9,744
GNI Group, Ltd. (b)(c)	11,000	25,132
Japan Tissue Engineering Co., Ltd. (c)	1,000	10,832
NanoCarrier Co., Ltd. (b)(c)	3,000	29,268
OncoTherapy Science, Inc. (b)(c)	17,700	55,495
PeptiDream, Inc. (b)(c)	1,000	74,213
ReproCELL, Inc. (b)(c)	8,600	49,911
Takara Bio, Inc. (b)	7,300	83,577
UMN Pharma, Inc. (b)(c)	1,000	24,982

		388,645

BUILDING PRODUCTS — 2.3%
Aica Kogyo Co., Ltd.	8,519	198,901
Bunka Shutter Co., Ltd.	9,577	79,379
Central Glass Co., Ltd.	35,309	166,939
Nichias Corp.	17,000	98,236
Nichiha Corp.	1,100	12,878
Nippon Sheet Glass Co., Ltd. (c)	137,000	134,801
Nitto Boseki Co., Ltd. (c)	25,020	97,430

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Noritz Corp.	5,565	$91,509
Okabe Co., Ltd.	3,300	30,517
Sankyo Tateyama, Inc.	4,000	77,415
Sanwa Holdings Corp.	28,310	210,569
Sekisui Jushi Corp.	1,200	16,030
Takara Standard Co., Ltd.	15,000	127,080
Takasago Thermal Engineering Co., Ltd.	8,500	106,317

		1,448,001

CAPITAL MARKETS — 1.8%
Aizawa Securities Co., Ltd.	2,600	17,257
Ichigo Group Holdings Co., Ltd. (b)	12,900	33,776
Ichiyoshi Securities Co., Ltd.	7,900	85,769
Jafco Co., Ltd.	3,500	130,457
kabu.com Securities Co., Ltd (b)	5,600	36,843
Kyokuto Securities Co., Ltd.	5,500	81,222
Marusan Securities Co., Ltd.	3,600	36,923
Matsui Securities Co., Ltd. (b)	12,700	115,642
Monex Group, Inc. (b)	33,600	89,936
Okasan Securities Group, Inc.	22,447	178,752
Sawada Holdings Co., Ltd. (c)	1,800	14,334
Sparx Group Co., Ltd. (b)	7,500	13,633
Tokai Tokyo Financial Holdings, Inc.	28,221	218,379
Toyo Securities Co., Ltd.	16,457	51,049

		1,103,972

CHEMICALS — 5.3%
ADEKA Corp.	12,913	167,328
Asahi Organic Chemicals Industry Co., Ltd.	26,540	57,318
C. Uyemura & Co., Ltd.	976	48,505
Chugoku Marine Paints, Ltd.	6,000	54,384
Earth Chemical Co., Ltd.	2,500	86,408
Fujikura Kasei Co., Ltd.	8,238	37,850
Fujimi, Inc.	3,473	59,976
Fujimori Kogyo Co., Ltd.	2,500	74,213
Ihara Chemical Industry Co., Ltd. (b)	7,100	104,258
Ishihara Sangyo Kaisha, Ltd. (c)	55,811	53,984
Japan Pure Chemical Co., Ltd.	3,300	68,050
Kureha Corp.	20,000	86,054
Lintec Corp.	9,008	214,975
Nihon Nohyaku Co., Ltd.	4,000	40,125
Nihon Parkerizing Co., Ltd.	14,600	177,136
Nippon Soda Co., Ltd.	24,065	140,066
Nippon Synthetic Chemical Industry Co., Ltd.	2,000	13,292
Nippon Valqua Industries, Ltd.	29,025	75,512
NOF Corp.	24,731	183,949
Okamoto Industries, Inc.	17,841	68,284
Sakata INX Corp.	6,100	57,376
Sanyo Chemical Industries, Ltd.	11,000	86,679
Sumitomo Bakelite Co., Ltd.	30,000	133,834
T Hasegawa Co., Ltd.	5,100	75,357
Taiyo Holdings Co., Ltd.	3,500	123,306
Toagosei Co., Ltd.	38,000	173,959
Tokai Carbon Co., Ltd.	30,542	86,080
Tokuyama Corp. (b)(c)	51,000	107,167
Tokyo Ohka Kogyo Co., Ltd.	6,700	217,048
Toyo Ink SC Holdings Co., Ltd.	31,000	145,532
Toyobo Co., Ltd.	102,000	137,786
Zeon Corp. (b)	19,000	175,860

		3,331,651

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aeon Delight Co., Ltd.	3,700	88,640
Asukanet Co., Ltd.	1,300	32,629
Daiseki Co., Ltd.	7,593	137,329
Duskin Co., Ltd. (b)	9,800	169,973
Itoki Corp.	3,000	19,137
Kokuyo Co., Ltd.	10,300	96,451
Kyodo Printing Co., Ltd.	15,000	46,154
Mitsubishi Pencil Co., Ltd.	1,000	37,148
Moshi Moshi Hotline, Inc.	8,744	95,588
Nippon Parking Development Co., Ltd.	17,100	24,668
Nissha Printing Co., Ltd. (b)	4,800	87,855
Okamura Corp.	11,184	90,088
Oyo Corp.	1,100	14,896
Pilot Corp.	2,700	152,420
Prestige International, Inc.	1,400	10,261
Sanix, Inc. (b)(c)	2,900	9,141
Sato Holdings Corp.	4,100	93,162
Sohgo Security Services Co., Ltd. (b)	7,400	252,683
Toppan Forms Co., Ltd.	7,300	82,907

		1,541,130

COMMUNICATIONS EQUIPMENT — 0.5%
Aiphone Co., Ltd.	3,106	47,836
Denki Kogyo Co., Ltd.	11,303	53,723
Hitachi Kokusai Electric, Inc.	9,634	129,498
Icom, Inc.	3,000	72,245
Japan Radio Co., Ltd.	3,000	10,131

		313,433

CONSTRUCTION & ENGINEERING — 5.5%
Chudenko Corp.	4,000	78,115
Daiho Corp. (b)	7,000	36,073
Fudo Tetra Corp.	12,200	24,212
Hazama Ando Corp.	22,000	126,029
Hibiya Engineering, Ltd.	1,200	15,880
Kandenko Co., Ltd.	15,000	87,179
Kinden Corp.	20,924	262,063
Kumagai Gumi Co., Ltd. (c)	53,000	165,729
Kyowa Exeo Corp.	12,376	133,022
Kyudenko Corp.	7,657	83,769
Maeda Corp. (b)	16,158	117,488
Maeda Road Construction Co., Ltd.	11,000	178,770
Mirait Holdings Corp.	10,900	122,156
Nichireki Co., Ltd.	2,000	17,511
Nippo Corp.	10,000	165,603
Nippon Densetsu Kogyo Co., Ltd.	2,500	37,315
Nippon Koei Co., Ltd.	6,000	23,965
Nippon Road Co., Ltd.	15,000	75,422
Nishimatsu Construction Co., Ltd. (b)	43,000	152,745
Okumura Corp.	29,000	135,902
Penta-Ocean Construction Co., Ltd. (b)	38,600	141,300
Raito Kogyo Co., Ltd.	3,700	30,328
Sanki Engineering Co., Ltd.	11,496	89,150
SHO-BOND Holdings Co., Ltd.	3,900	171,707
Sumitomo Mitsui Construction Co., Ltd. (b)	126,900	175,655

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Taihei Dengyo Kaisha, Ltd.	3,000	$21,664
Taikisha, Ltd.	4,900	122,168
Tekken Corp. (b)(c)	11,000	37,974
Toa Corp.	12,000	20,013
Tobishima Corp. (b)(c)	27,900	56,300
Toda Corp.	34,000	143,740
Tokyu Construction Co., Ltd.	12,822	72,703
Toshiba Plant Systems & Services Corp.	6,800	93,955
Totetsu Kogyo Co., Ltd.	4,600	102,913
Toyo Construction Co., Ltd.	4,000	15,676
Toyo Engineering Corp. (b)	20,000	52,366
Yahagi Construction Co. Ltd.	2,400	15,870
Yokogawa Bridge Holdings Corp.	2,800	30,142
Yurtec Corp.	3,000	20,063

		3,452,635

CONSTRUCTION MATERIALS — 0.3%
Sumitomo Osaka Cement Co., Ltd.	63,000	193,846

CONSUMER FINANCE — 1.1%
Acom Co., Ltd. (b)(c)	45,200	157,168
Aiful Corp. (b)(c)	41,900	148,838
Hitachi Capital Corp.	7,200	152,435
J Trust Co., Ltd.	10,500	90,532
Jaccs Co., Ltd.	18,000	94,409
Orient Corp. (c)	49,300	80,163

		723,545

CONTAINERS & PACKAGING — 0.7%
FP Corp. (b)	3,900	141,789
Fuji Seal International, Inc.	3,470	96,642
Rengo Co., Ltd.	25,000	106,108
Taisei Lamick Co., Ltd. (b)	3,000	69,368

		413,907

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	8,200	164,855
Doshisha Co., Ltd.	4,400	68,463
Paltac Corp.	2,100	29,576

		262,894

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc. (b)	3,600	10,596
Meiko Network Japan Co., Ltd.	6,400	68,790

		79,386

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	6,900	210,294
Fuyo General Lease Co., Ltd.	2,900	116,798
IBJ Leasing Co., Ltd.	4,000	82,885
Japan Securities Finance Co., Ltd.	15,519	98,219
Ricoh Leasing Co., Ltd.	2,967	88,200
Zenkoku Hosho Co., Ltd.	6,300	236,660

		833,056

ELECTRIC UTILITIES — 0.2%
Okinawa Electric Power Co., Inc.	3,500	126,808

ELECTRICAL EQUIPMENT — 1.6%
Cosel Co., Ltd. (b)	6,100	68,515
Daihen Corp.	17,971	88,562
Furukawa Electric Co., Ltd. (b)	110,000	186,200
Futaba Corp.	4,000	64,540
Nippon Carbon Co., Ltd.	28,000	87,555
Nissin Electric Co., Ltd.	3,000	18,036
Nitto Kogyo Corp.	1,800	33,561
Sanyo Denki Co., Ltd.	10,000	71,461
Sinfonia Technology Co., Ltd. (b)	43,826	77,840
SWCC Showa Holdings Co., Ltd. (b)(c)	61,075	47,363
Tatsuta Electric Wire and Cable Co., Ltd.	7,000	29,710
Toyo Tanso Co., Ltd.	2,400	44,568
Ushio, Inc.	16,700	208,324

		1,026,235

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Ai Holdings Corp.	7,500	137,211
Amano Corp.	10,732	128,596
Anritsu Corp. (b)	23,800	166,506
Arisawa Manufacturing Co., Ltd. (c)	2,000	17,177
Daiwabo Holdings Co., Ltd.	23,635	38,037
Enplas Corp.	1,100	44,257
ESPEC Corp.	8,831	88,512
Hakuto Co., Ltd.	6,711	80,303
Horiba, Ltd.	5,100	195,410
Hosiden Corp. (b)	13,795	76,265
Iriso Electronics Co., Ltd.	1,000	70,211
Japan Aviation Electronics Industry, Ltd.	11,000	267,467
Japan Cash Machine Co., Ltd. (b)	2,924	42,376
Kaga Electronics Co., Ltd.	1,200	14,659
Koa Corp.	6,791	66,197
Maruwa Co., Ltd. (b)	1,200	28,498
Mitsumi Electric Co., Ltd.	15,500	115,418
Nichicon Corp.	8,700	81,468
Nihon Dempa Kogyo Co., Ltd.	3,595	31,536
Nippon Ceramic Co., Ltd. (b)	4,023	55,686
Nippon Chemi-Con Corp. (c)	17,432	51,457
Nippon Signal Co., Ltd.	10,700	104,747
Nohmi Bosai, Ltd.	1,500	18,549
Ryosan Co., Ltd.	6,596	162,363
Ryoyo Electro Corp.	7,104	90,810
Siix Corp. (b)	1,000	24,991
SMK Corp. (b)	5,000	21,722
Tabuchi Electric Co., Ltd. (b)	1,500	17,161
Taiyo Yuden Co., Ltd. (b)	14,500	211,832
Tamura Corp. (b)	7,000	25,799

		2,475,221

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd. (b)	1,100	36,277
Modec, Inc. (b)	3,500	55,130
Shinko Plantech Co., Ltd.	11,386	84,119

		175,526

FOOD & STAPLES RETAILING — 2.8%
Ain Pharmaciez, Inc.	3,000	118,949
Arcs Co., Ltd.	4,300	103,300
Axial Retailing, Inc.	2,100	62,602
Belc Co., Ltd.	1,600	46,496
Cawachi, Ltd.	5,435	94,809
Cocokara fine, Inc.	1,100	30,957
Cosmos Pharmaceutical Corp.	1,200	187,817

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Heiwado Co., Ltd.	3,700	$84,906
Kato Sangyo Co., Ltd.	5,200	108,098
Kusuri No Aoki Co., Ltd.	700	52,708
Matsumotokiyoshi Holdings Co., Ltd.	5,200	185,583
Ministop Co., Ltd. (b)	5,794	81,747
S Foods, Inc.	2,300	42,385
San-A Co., Ltd.	2,400	91,257
UNY Group Holdings Co., Ltd.	18,200	102,136
Valor Co., Ltd.	5,900	127,864
Welcia Holdings Co., Ltd.	2,300	86,016
Yaoko Co., Ltd.	1,400	52,533
Yokohama Reito Co., Ltd.	12,780	88,983

		1,749,146

FOOD PRODUCTS — 3.9%
Ariake Japan Co., Ltd.	4,864	167,305
Dydo Drinco, Inc.	1,500	60,350
Ezaki Glico Co., Ltd.	4,000	162,101
Fuji Oil Co., Ltd.	8,500	135,660
Fujicco Co., Ltd.	6,657	107,855
Hokuto Corp.	5,921	110,446
House Foods Group, Inc.	7,300	153,396
Itoham Foods, Inc. (b)	10,000	55,285
J-Oil Mills, Inc.	14,000	48,797
Kagome Co., Ltd. (b)	8,600	133,814
Kameda Seika Co., Ltd.	1,500	61,101
Marudai Food Co., Ltd.	25,417	86,472
Maruha Nichiro Corp. (b)	7,100	100,291
Megmilk Snow Brand Co., Ltd.	9,400	113,263
Mitsui Sugar Co., Ltd.	19,497	68,607
Morinaga & Co., Ltd.	22,000	77,415
Morinaga Milk Industry Co., Ltd.	30,000	114,071
Nakamuraya Co., Ltd.	20,952	87,704
Nichirei Corp.	24,000	134,884
Nippon Flour Mills Co., Ltd.	9,000	44,578
Nippon Suisan Kaisha, Ltd.	33,375	101,579
Nisshin Oillio Group, Ltd.	18,000	66,942
Prima Meat Packers, Ltd.	10,000	27,934
Riken Vitamin Co., Ltd. (b)	2,980	102,377
Sakata Seed Corp.	4,500	73,358
Showa Sangyo Co., Ltd.	11,000	42,377

		2,437,962

GAS UTILITIES — 0.2%
Saibu Gas Co., Ltd.	13,000	29,268
Shizuoka Gas Co., Ltd.	15,519	103,007

		132,275

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd.	3,600	252,158
CYBERDYNE, Inc. (b)(c)	2,900	75,810
Eiken Chemical Co., Ltd. (b)	3,300	54,209
Fukuda Denshi Co., Ltd.	1,286	72,597
Hogy Medical Co., Ltd. (b)	1,600	78,716
Jeol, Ltd.	7,000	36,831
Mani, Inc.	600	43,527
Nagaileben Co., Ltd.	1,800	32,915
Nakanishi, Inc.	3,600	140,638
Nikkiso Co., Ltd.	9,100	81,572
Nipro Corp.	12,900	123,164
Paramount Bed Holdings Co., Ltd.	3,000	79,425

		1,071,562

HEALTH CARE PROVIDERS & SERVICES — 0.8%
As One Corp.	1,200	36,373
BML, Inc.	900	25,591
Message Co., Ltd. (b)	2,300	69,523
Nichii Gakkan Co. (b)	6,600	58,226
Ship Healthcare Holdings, Inc.	5,500	125,708
Toho Holdings Co., Ltd. (b)	6,800	115,105
Tokai Corp.	1,800	61,313
Tsukui Corp. (b)	1,700	12,900
Vital KSK Holdings, Inc. (b)	1,800	13,733

		518,472

HEALTH CARE TECHNOLOGY — 0.1%
FINDEX, Inc. (b)	3,000	45,353
Medinet Co., Ltd. (b)(c)	7,100	14,387

		59,740

HOTELS, RESTAURANTS & LEISURE — 3.7%
Accordia Golf Co., Ltd.	12,700	122,102
Colowide Co., Ltd. (b)	11,400	155,992
Doutor Nichires Holdings Co., Ltd.	7,775	130,378
Fuji Kyuko Co., Ltd. (b)	4,000	37,724
Hiday Hidaka Corp.	1,000	25,266
HIS Co., Ltd.	5,900	208,105
Ichibanya Co., Ltd.	1,900	84,603
Kappa Create Holdings Co., Ltd. (c)	5,600	52,720
Kisoji Co., Ltd. (b)	4,900	84,946
KNT-CT Holdings Co., Ltd. (c)	10,000	14,009
Kura Corp.	900	33,358
Kyoritsu Maintenance Co., Ltd. (b)	2,280	109,318
MOS Food Services, Inc. (b)	5,914	125,702
Ohsho Food Service Corp.	3,000	107,192
PGM Holdings K. K. (b)	9,100	99,480
Plenus Co., Ltd.	3,700	68,801
Round One Corp.	9,500	53,946
Royal Holdings Co., Ltd. (b)	6,300	118,146
Saizeriya Co., Ltd.	5,900	114,236
St Marc Holdings Co., Ltd.	3,200	109,001
Tokyo Dome Corp.	28,085	119,436
Tokyotokeiba Co., Ltd.	11,000	27,334
Toridoll.corp.	3,800	52,853
Yoshinoya Holdings Co., Ltd. (b)	9,700	105,877
Zensho Holdings Co., Ltd. (b)(c)	15,846	153,670

		2,314,195

HOUSEHOLD DURABLES — 2.0%
Alpine Electronics, Inc.	7,000	116,915
Chofu Seisakusho Co., Ltd. (b)	3,800	94,109
Clarion Co., Ltd. (b)	18,000	49,681
Foster Electric Co., Ltd.	3,600	90,056
France Bed Holdings Co., Ltd. (b)	48,734	72,740
Fujitsu General, Ltd.	10,000	131,416
Funai Electric Co., Ltd. (b)(c)	3,600	41,546
Janome Sewing Machine Co., Ltd. (c)	36,000	40,225
JVC Kenwood Corp. (c)	18,600	57,231
Misawa Homes Holdings, Inc. (b)	5,966	52,086
PanaHome Corp.	14,000	97,127
Pioneer Corp. (c)	49,000	89,481

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sangetsu Co., Ltd.	9,200	$139,391
Starts Corp., Inc.	1,100	16,758
Tamron Co., Ltd.	2,900	62,558
Token Corp.	1,980	99,722
West Holdings Corp.	1,100	9,723

		1,260,765

HOUSEHOLD PRODUCTS — 0.3%
Lion Corp.	27,000	164,803

INDUSTRIAL CONGLOMERATES — 0.5%
Katakura Industries Co., Ltd. (b)	4,980	51,035
Nisshinbo Holdings, Inc.	19,000	182,672
TOKAI Holdings Corp.	12,900	56,043

		289,750

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp. (b)	2,000	47,146
Senshukai Co., Ltd. (b)	9,924	71,994
Start Today Co., Ltd.	7,400	195,297

		314,437

INTERNET SOFTWARE & SERVICES — 0.8%
Ateam, Inc. (b)	1,000	47,279
CROOZ, Inc. (b)(c)	800	18,458
F@N Communications, Inc. (b)	5,900	50,231
GMO Internet, Inc.	9,600	118,314
Gree, Inc. (b)	12,500	87,034
Gurunavi, Inc.	2,900	56,730
Infomart Corp.	3,100	28,460
Internet Initiative Japan, Inc. (b)	3,500	58,107
SMS Co., Ltd.	2,100	28,228
UNITED, Inc.	1,200	16,010

		508,851

IT SERVICES — 2.1%
Digital Garage, Inc.	4,600	70,654
DTS Corp.	4,732	90,753
Future Architect, Inc.	7,100	43,159
GMO Payment Gateway, Inc.	1,700	40,315
Ines Corp. (b)	11,660	88,380
IT Holdings Corp.	10,937	199,999
Itochu Techno-Solutions Corp.	7,200	149,794
NEC Networks & System Integration Corp.	4,100	82,667
NET One Systems Co., Ltd. (b)	13,000	88,889
Nihon Unisys, Ltd.	5,500	52,283
NS Solutions Corp.	3,300	101,951
SCSK Corp.	6,300	176,773
TKC Corp.	900	18,071
Transcosmos, Inc. (c)	4,967	104,911

		1,308,599

LEISURE PRODUCTS — 0.6%
Fields Corp. (b)	3,600	54,904
Heiwa Corp.	6,300	123,925
Mizuno Corp. (b)	8,000	41,759
Tomy Co., Ltd. (b)	12,300	73,231
Universal Entertainment Corp. (b)	3,600	58,867

		352,686

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (b)(c)	1,400	11,300
EPS Holdings, Inc.	4,800	56,796

		68,096

MACHINERY — 7.5%
Aida Engineering, Ltd.	3,400	39,125
Asahi Diamond Industrial Co., Ltd.	6,442	73,861
Chugai Ro Co., Ltd.	27,522	62,422
CKD Corp.	9,805	92,061
Daifuku Co., Ltd.	10,981	145,406
DMG Mori Seiki Co., Ltd.	14,600	224,737
Fuji Machine Manufacturing Co., Ltd.	11,242	128,239
Fujitec Co., Ltd. (b)	11,200	109,642
Furukawa Co., Ltd.	49,280	87,116
Harmonic Drive Systems, Inc. (b)	2,500	55,243
Hitachi Koki Co., Ltd.	12,300	100,410
Hitachi Zosen Corp. (b)	22,500	116,323
Iseki & Co., Ltd. (b)	22,000	42,193
Japan Steel Works, Ltd. (b)	50,000	210,548
Juki Corp.	24,450	80,124
Kato Works Co., Ltd.	11,000	74,480
Kitz Corp.	10,402	51,522
Komori Corp. (b)	8,240	105,194
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,840	54,928
Makino Milling Machine Co., Ltd. (b)	11,739	100,040
Meidensha Corp.	25,000	80,884
Mitsubishi Kakoki Kaisha, Ltd. (b)	11,000	38,249
Mitsubishi Nichiyu Forklift Co., Ltd.	2,800	15,830
Mitsuboshi Belting Co., Ltd.	9,000	72,420
Miura Co., Ltd. (b)	15,200	171,614
Morita Holdings Corp.	7,200	67,662
Nachi-Fujikoshi Corp.	19,418	106,542
Namura Shipbuilding Co., Ltd.	4,800	45,428
Nihon Trim Co., Ltd.	500	12,966
Nippon Sharyo, Ltd. (b)(c)	12,970	37,204
Nippon Thompson Co., Ltd.	11,511	56,919
Nitta Corp.	3,700	100,888
Nitto Kohki Co., Ltd.	4,400	79,396
Obara Group, Inc. (b)	1,200	68,043
Oiles Corp.	3,900	76,228
OKUMA Corp.	13,192	122,762
OSG Corp.	11,100	216,585
Ryobi, Ltd.	15,723	46,281
Shibuya Kogyo Co., Ltd.	1,100	21,344
Shima Seiki Manufacturing, Ltd.	5,400	92,308
Shinmaywa Industries, Ltd.	15,000	159,475
Sintokogio, Ltd.	11,319	87,494
Sodick Co., Ltd. (b)	7,000	76,756
Star Micronics Co., Ltd.	6,069	85,222
Tadano, Ltd.	10,913	147,054
Takeuchi Manufacturing Co., Ltd.	1,100	49,898
Takuma Co., Ltd.	7,000	54,984
Teikoku Sen-I Co., Ltd.	1,900	27,599
Tocalo Co., Ltd.	3,800	71,421
Toshiba Machine Co., Ltd.	20,009	84,424
Tsubakimoto Chain Co.	15,124	126,238
Tsugami Corp. (b)	12,000	76,948
Tsukishima Kikai Co., Ltd. (b)	6,400	66,121
Tsurumi Manufacturing Co., Ltd.	1,000	14,234

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Union Tool Co.	3,032	$86,719
YAMABIKO Corp.	500	22,431

		4,720,185

MARINE — 0.1%
Iino Kaiun Kaisha, Ltd.	17,506	92,840

MEDIA — 2.6%
Adways, Inc. (b)	2,100	17,108
Asatsu-DK, Inc.	3,700	101,042
Avex Group Holdings, Inc.	5,592	89,388
Broccoli Co., Ltd. (b)	3,000	15,735
COOKPAD, Inc. (b)	2,100	96,310
Daiichikosho Co., Ltd.	6,281	195,356
Kadokawa Dwango (c)	5,800	91,117
Next Co., Ltd. (b)	2,400	23,955
Septeni Holdings Co., Ltd.	1,200	10,056
Shochiku Co., Ltd.	17,243	162,186
SKY Perfect JSAT Holdings, Inc.	25,200	156,758
Toei Co., Ltd.	16,000	119,141
Tokyo Broadcasting System Holdings, Inc.	10,100	127,676
TV Asahi Holdings Corp.	8,400	140,438
Tv Tokyo Holdings Corp.	3,000	55,235
Usen Corp. (c)	11,680	35,062
ValueCommerce Co., Ltd.	1,200	5,704
Wowow, Inc.	2,600	83,252
Zenrin Co., Ltd. (b)	6,924	85,623

		1,611,142

METALS & MINING — 2.8%
Aichi Steel Corp.	19,000	90,465
Asahi Holdings, Inc.	6,500	111,491
Daido Steel Co., Ltd.	39,000	174,959
Godo Steel, Ltd. (b)	20,440	30,679
Kyoei Steel, Ltd.	3,000	50,757
Maruichi Steel Tube, Ltd. (b)	8,300	196,971
Nippon Denko Co., Ltd.	23,600	56,675
Nippon Light Metal Holdings Co., Ltd.	69,500	103,156
Nippon Yakin Kogyo Co., Ltd. (b)(c)	18,000	35,572
Nisshin Steel Co., Ltd. (b)	8,400	105,276
OSAKA Titanium Technologies Co., Ltd. (b)	3,600	76,428
Pacific Metals Co., Ltd. (b)(c)	15,000	40,901
Sanyo Special Steel Co., Ltd.	18,750	78,799
Toho Titanium Co., Ltd. (b)(c)	6,600	48,650
Toho Zinc Co., Ltd.	20,796	65,722
Tokyo Rope Manufacturing Co., Ltd. (c)	33,654	53,600
Tokyo Steel Manufacturing Co., Ltd. (b)	11,400	76,713
Tokyo Tekko Co., Ltd.	4,000	16,043
Toyo Kohan Co., Ltd.	4,000	18,311
UACJ Corp. (b)	34,000	94,126
Yamato Kogyo Co., Ltd.	5,700	138,026
Yodogawa Steel Works, Ltd.	24,000	95,260

		1,758,580

MULTILINE RETAIL — 0.7%
Izumi Co., Ltd.	6,100	223,807
Matsuya Co., Ltd.	5,308	80,776
Parco Co., Ltd.	9,225	86,077
Seria Co., Ltd.	2,200	79,616

		470,276

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (b)(c)	80,000	108,068
Itochu Enex Co., Ltd.	12,004	99,195
Japan Petroleum Exploration Co., Ltd.	4,500	152,908
Nippon Gas Co., Ltd.	4,000	99,062
San-Ai Oil Co., Ltd.	4,000	25,983

		485,216

PAPER & FOREST PRODUCTS — 0.2%
Daio Paper Corp.	11,940	102,549
Hokuetsu Kishu Paper Co., Ltd. (b)	9,100	40,824
Mitsubishi Paper Mills, Ltd. (c)	19,000	13,625

		156,998

PERSONAL PRODUCTS — 1.6%
Aderans Co., Ltd.	4,604	47,643
Dr Ci:Labo Co., Ltd. (b)	3,048	106,620
Euglena Co., Ltd. (b)(c)	7,300	120,282
Fancl Corp.	6,900	88,202
Kose Corp.	4,000	221,138
Mandom Corp.	3,145	115,258
Milbon Co., Ltd.	2,900	93,221
Pola Orbis Holdings, Inc.	3,600	191,219

		983,583

PHARMACEUTICALS — 2.4%
ASKA Pharmaceutical Co., Ltd.	2,100	21,013
JCR Pharmaceuticals Co., Ltd.	1,200	25,146
Kissei Pharmaceutical Co., Ltd.	2,400	75,047
KYORIN Holdings, Inc.	9,700	232,460
Mochida Pharmaceutical Co., Ltd.	2,400	157,899
Nichi-iko Pharmaceutical Co., Ltd.	5,965	137,679
Nippon Shinyaku Co., Ltd.	7,000	255,368
Rohto Pharmaceutical Co., Ltd.	13,700	195,118
Seikagaku Corp. (b)	5,600	106,747
Sosei Group Corp. (b)(c)	1,800	45,403
Torii Pharmaceutical Co., Ltd.	2,200	58,795
Towa Pharmaceutical Co., Ltd.	1,400	80,200
ZERIA Pharmaceutical Co., Ltd.	5,200	87,198

		1,478,073

PROFESSIONAL SERVICES — 1.1%
en-japan, Inc.	1,100	15,144
Meitec Corp.	4,844	162,577
Nihon M&A Center, Inc.	4,100	141,880
Nomura Co., Ltd.	7,300	69,028
Pasona Group, Inc.	7,400	45,847
Temp Holdings Co., Ltd.	6,200	215,068
Yumeshin Holdings Co., Ltd.	1,500	11,220

		660,764

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Daibiru Corp.	10,026	103,667
Daikyo, Inc.	35,352	53,356
Goldcrest Co., Ltd. (b)	3,409	59,411
Heiwa Real Estate Co., Ltd.	7,600	106,973
K.K. daVinci Holdings (d)	262	0
Kabuki-Za Co., Ltd	1,000	41,443
Kenedix, Inc. (b)	32,700	133,608

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NTT Urban Development Corp.	15,400	$154,353
Open House Co., Ltd.	2,900	68,144
Raysum Co., Ltd. (b)(c)	1,100	11,337
Relo Holdings, Inc.	1,800	159,700
Sumitomo Real Estate Sales Co., Ltd.	1,100	29,948
Sun Frontier Fudousan Co., Ltd. (b)	1,600	14,756
Takara Leben Co., Ltd.	14,800	79,476
TOC Co., Ltd.	10,000	78,549

		1,094,721

ROAD & RAIL — 1.5%
Fukuyama Transporting Co., Ltd. (b)	11,000	58,703
Hamakyorex Co., Ltd.	2,400	83,852
Hitachi Transport System, Ltd.	7,400	112,118
Kobe Electric Railway Co., Ltd. (c)	24,500	72,729
Nippon Konpo Unyu Soko Co., Ltd.	6,900	121,171
Nishi-Nippon Railroad Co., Ltd.	28,000	128,647
Sankyu, Inc.	35,830	156,257
Seino Holdings Co., Ltd.	19,000	206,437
Trancom Co., Ltd.	700	30,703

		970,617

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Lasertec Corp.	4,900	62,800
Megachips Corp. (c)	4,400	51,072
Micronics Japan Co., Ltd. (b)	2,200	64,207
Renesas Electronics Corp. (c)	3,200	23,828
Sanken Electric Co., Ltd. (b)	17,000	117,940
SCREEN Holdings Co., Ltd.	29,000	220,054
Shindengen Electric Manufacturing Co., Ltd.	7,000	35,022
Shinko Electric Industries Co., Ltd.	11,200	79,943
Sumco Corp.	15,500	260,951
Tokyo Seimitsu Co., Ltd.	6,600	151,565
Ulvac, Inc. (c)	4,902	75,497
UT Holdings Co., Ltd. (c)	2,200	8,622

		1,151,501

SOFTWARE — 2.0%
Advanced Media, Inc. (c)	1,200	8,095
Broadleaf Co., Ltd.	2,900	56,779
Capcom Co., Ltd. (b)	6,800	135,461
COLOPL, Inc. (b)	5,800	125,310
Fuji Soft, Inc. (b)	3,574	72,538
Justsystems Corp. (b)(c)	2,800	17,231
KLab, Inc. (b)(c)	4,600	52,933
Koei Tecmo Holdings Co., Ltd. (b)	8,000	119,008
Marvelous, Inc. (b)	2,300	32,201
Nexon Co., Ltd.	20,400	217,736
NSD Co., Ltd. (b)	9,200	135,862
OBIC Business Consultants, Ltd.	2,200	75,947
Square Enix Holdings Co., Ltd.	8,300	178,077

		1,227,178

SPECIALTY RETAIL — 4.0%
Adastria Holdings Co., Ltd. (b)	2,550	70,594
AOKI Holdings, Inc.	6,100	86,369
Aoyama Trading Co., Ltd.	5,500	179,550
Arcland Sakamoto Co., Ltd.	2,700	57,974
AT-Group Co., Ltd.	1,000	20,246
Autobacs Seven Co., Ltd.	10,688	169,065
Bic Camera, Inc. (b)	10,800	112,570
Chiyoda Co., Ltd.	3,213	72,525
DCM Holdings Co., Ltd.	14,600	109,569
EDION Corp. (b)	11,150	84,049
Geo Holdings Corp. (b)	9,500	100,525
Gulliver International Co., Ltd. (b)	9,600	79,250
Hikari Tsushin, Inc.	2,600	168,889
Jin Co., Ltd. (b)	1,200	41,676
K’s Holdings Corp. (b)	5,900	191,132
Kohnan Shoji Co., Ltd. (b)	8,700	97,574
Komeri Co., Ltd.	5,230	123,462
Nishimatsuya Chain Co., Ltd.	8,766	77,408
Pal Co., Ltd.	2,100	59,887
Sanrio Co., Ltd. (b)	6,700	179,617
Shimachu Co., Ltd. (b)	8,200	216,752
United Arrows, Ltd. (b)	3,029	90,169
VT Holdings Co., Ltd. (b)	4,300	18,860
Xebio Co., Ltd.	4,561	79,297
Yellow Hat, Ltd.	1,000	21,413

		2,508,422

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Eizo Corp. (b)	3,800	83,272
Hitachi Maxell, Ltd.	6,300	109,163
Japan Digital Laboratory Co., Ltd.	4,700	62,001
Melco Holdings, Inc. (b)	2,200	41,441
Riso Kagaku Corp.	6,700	110,619
Roland DG Corp.	1,000	27,100
Toshiba TEC Corp.	21,000	139,212
Wacom Co., Ltd. (b)	20,900	100,731

		673,539

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Atsugi Co., Ltd.	59,470	59,011
Descente, Ltd.	5,000	62,206
Fujibo Holdings, Inc.	8,000	19,946
Gunze, Ltd.	35,348	94,615
Japan Wool Textile Co., Ltd.	12,170	88,085
Kurabo Industries, Ltd.	29,000	51,024
Onward Holdings Co., Ltd. (b)	19,000	132,766
Sanyo Shokai, Ltd.	17,516	45,132
Seiko Holdings Corp. (b)	14,649	74,024
Seiren Co., Ltd.	9,400	84,261
TSI Holdings Co., Ltd.	13,500	91,182
Unitika, Ltd. (c)	87,084	39,938
Wacoal Holdings Corp.	11,000	124,011
Yondoshi Holdings, Inc. (b)	3,300	63,124

		1,029,325

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Hanwa Co., Ltd.	28,032	114,068
Inaba Denki Sangyo Co., Ltd.	3,863	140,121
Inabata & Co., Ltd.	9,475	94,651
Iwatani Corp. (b)	26,422	173,613
Kanamoto Co., Ltd.	3,500	100,980
Kanematsu Corp.	61,000	89,014
Kuroda Electric Co., Ltd.	7,000	112,187
Mitani Corp.	1,200	25,926

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MonotaRO Co., Ltd. (b)	4,300	$156,331
Nagase & Co., Ltd.	10,700	140,347
Nichiden Corp.	3,400	76,520
Nippon Steel & Sumikin Bussan Corp.	12,000	41,526
Nishio Rent All Co., Ltd.	2,600	74,905
Okaya & Co., Ltd.	1,100	75,305
Trusco Nakayama Corp.	4,400	138,136
Wakita & Co., Ltd.	7,200	70,124
Yamazen Corp.	12,500	102,877

		1,726,631

TRANSPORTATION INFRASTRUCTURE — 0.2%
Sumitomo Warehouse Co., Ltd.	25,563	141,750

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Japan Communications, Inc. (b)(c)	16,800	69,484
Okinawa Cellular Telephone Co.	1,000	29,143
WirelessGate, Inc.	1,000	26,725

		125,352

TOTAL COMMON STOCKS —
(Cost $66,092,164)		61,829,391

SHORT TERM INVESTMENTS — 13.9%
UNITED STATES — 13.9%
MONEY MARKET FUNDS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,669,834	8,669,834
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	56,654	56,654

TOTAL SHORT TERM INVESTMENT —
(Cost $8,726,488)		8,726,488

TOTAL INVESTMENTS — 112.3%
(Cost $74,818,652)		70,555,879
OTHER ASSETS & LIABILITIES — (12.3)%		(7,745,224)

NET ASSETS — 100.0%		$62,810,655

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Non-income producing security
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.6%
APA Group	89,856	$621,242
Challenger, Ltd.	80,536	441,137
Coca-Cola Amatil, Ltd. (a)	97,972	806,837
Novion Property Group	345,467	662,438
Sonic Healthcare, Ltd. (a)	28,764	449,154
Woolworths, Ltd. (a)	21,012	473,377

		3,454,185

BRAZIL — 1.0%
Natura Cosmeticos SA	59,949	504,561

CANADA — 15.6%
Bank of Montreal (a)	5,999	359,514
Bank of Nova Scotia	7,522	377,377
Canadian Imperial Bank of Commerce (a)	5,263	381,562
Cominar Real Estate Investment Trust	48,134	729,326
Emera, Inc.	14,377	467,692
Enbridge Income Fund Holdings, Inc.	13,567	399,565
Fortis, Inc. (a)	12,667	385,861
Great-West Lifeco, Inc. (a)	13,683	395,635
IGM Financial, Inc.	13,167	467,941
Labrador Iron Ore Royalty Corp. (a)	43,006	458,753
National Bank of Canada (a)	10,676	389,781
Power Corp. of Canada (a)	14,525	384,428
Power Financial Corp. (a)	13,433	397,634
RioCan REIT	21,918	501,354
Rogers Communications, Inc. (Class B) (a)	12,814	428,988
Royal Bank of Canada (a)	5,837	351,372
Shaw Communications, Inc. (Class B) (a)	17,259	387,288
TELUS Corp.	12,999	431,795
Vermilion Energy, Inc. (a)	12,200	512,949

		8,208,815

CHINA — 1.8%
Jiangsu Expressway Co., Ltd. (Class H)	394,000	529,531
Sino Land Co., Ltd.	238,887	389,464

		918,995

FINLAND — 2.4%
Fortum Oyj (a)	32,920	691,565
Konecranes Oyj (a)	18,251	576,286

		1,267,851

FRANCE — 6.6%
Klepierre	9,213	452,092
Neopost SA (a)	18,974	1,042,338
Sanofi	4,700	464,044
Total SA (a)	13,140	653,049
Unibail-Rodamco SE	1,495	403,094
Vinci SA	8,155	466,213

		3,480,830

GERMANY — 3.8%
Bilfinger SE	13,451	780,249
Deutsche Euroshop AG	7,671	381,202
Muenchener Rueckversicherungs- Gesellschaft AG	2,121	457,299
Siemens AG	3,655	395,295

		2,014,045

HONG KONG — 0.8%
CLP Holdings, Ltd.	50,500	441,294

ITALY — 2.8%
Atlantia SpA	18,410	483,433
Hera SpA	229,218	538,150
Tod’s SpA	4,667	423,544

		1,445,127

JAPAN — 2.8%
Canon, Inc.	15,700	556,128
TonenGeneral Sekiyu K.K.	50,000	432,353
UNY Group Holdings Co., Ltd.	84,900	476,445

		1,464,926

MALAYSIA — 0.6%
AMMB Holdings Bhd	197,000	338,307

NORWAY — 2.4%
Orkla ASA	82,116	621,033
Statoil ASA	36,536	647,385

		1,268,418

PORTUGAL — 1.2%
EDP — Energias de Portugal SA	167,658	627,525

SINGAPORE — 1.0%
Singapore Telecommunications, Ltd.	171,400	547,300

SOUTH AFRICA — 3.9%
Foschini Group, Ltd.	34,883	519,866
MTN Group, Ltd.	31,239	528,546
Standard Bank Group, Ltd. (a)	29,113	403,671
Truworths International, Ltd.	83,969	611,667

		2,063,750

SOUTH KOREA — 1.1%
KT&G Corp.	6,872	549,413

SPAIN — 1.8%
Abertis Infraestructuras SA	23,519	425,242
Enagas SA	18,376	525,565

		950,807

SWEDEN — 2.2%
Skanska AB (Class B)	20,482	459,323
TeliaSonera AB	108,712	690,791

		1,150,114

SWITZERLAND — 3.0%
Baloise Holding AG	2,732	361,998
PSP Swiss Property AG (b)	3,578	337,613
Swiss Prime Site AG (b)	5,440	473,263
Syngenta AG	1,231	419,120

		1,591,994

TAIWAN — 1.0%
Simplo Technology Co., Ltd.	105,000	528,524

THAILAND — 1.0%
Advanced Info Service PCL NVDR	75,100	546,979

UNITED KINGDOM — 14.4%
Aberdeen Asset Management PLC	62,757	428,176

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Amec Foster Wheeler PLC	47,167	$634,026
Amlin PLC	71,143	533,868
BAE Systems PLC	66,153	514,099
BHP Billiton PLC	31,132	680,985
British American Tobacco PLC	8,595	445,108
Carillion PLC (a)	119,071	577,832
Centrica PLC	176,482	662,829
GlaxoSmithKline PLC	30,188	692,826
Sky PLC	30,155	444,518
Tate & Lyle PLC	54,864	486,638
United Business Media PLC	85,478	671,259
William Morrison Supermarkets PLC	282,549	811,625

		7,583,789

UNITED STATES — 21.4%
AT&T, Inc. (a)	19,479	635,989
CME Group, Inc. (a)	4,939	467,773
Consolidated Edison, Inc. (a)	6,405	390,705
Darden Restaurants, Inc. (a)	7,384	512,007
Entergy Corp.	4,946	383,266
HollyFrontier Corp. (a)	32,293	1,300,439
Mattel, Inc. (a)	20,616	471,076
National Health Investors, Inc. (a)	5,665	402,272
New York Community Bancorp, Inc. (a)	39,354	658,392
Northwest Natural Gas Co. (a)	8,545	409,733
Old Republic International Corp. (a)	34,300	512,442
People’s United Financial, Inc. (a)	29,902	454,510
Pepco Holdings, Inc.	17,283	463,703
PPL Corp.	13,464	453,198
R.R. Donnelley & Sons Co. (a)	45,760	878,134
Southern Co. (a)	9,700	429,516
UIL Holdings Corp. (a)	10,074	518,005
Universal Corp. (a)	14,189	669,153
Verizon Communications, Inc. (a)	11,479	558,224
Williams Cos., Inc. (a)	14,051	710,840

		11,279,377

TOTAL COMMON STOCKS —
(Cost $52,877,352)		52,226,926

SHORT TERM INVESTMENTS — 16.6%
UNITED STATES — 16.6%
MONEY MARKET FUNDS — 16.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,361,230	8,361,230
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	370,797	370,797

TOTAL SHORT TERM INVESTMENT —
(Cost $8,732,027)		8,732,027

TOTAL INVESTMENTS — 115.8%
(Cost $61,609,379)		60,958,953
OTHER ASSETS & LIABILITIES — (15.8)%		(8,299,178)

NET ASSETS — 100.0%		$52,659,775

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 14.7%
APA Group	2,611,173	$18,052,993
ASX, Ltd.	170,077	5,380,415
Australia & New Zealand Banking Group, Ltd.	228,455	6,394,714
Bendigo & Adelaide Bank, Ltd. (a)	517,201	4,958,703
Commonwealth Bank of Australia	70,499	5,030,311
Dexus Property Group	948,651	5,493,393
DUET Group	6,318,171	12,308,257
Federation Centres	2,423,898	5,629,281
Fortescue Metals Group, Ltd. (a)	17,631,137	26,399,846
Insurance Australia Group, Ltd.	1,294,397	6,032,014
Metcash, Ltd. (a)	12,810,818	15,169,580
Mineral Resources, Ltd. (a)	1,303,745	6,722,974
National Australia Bank, Ltd.	225,256	6,633,852
Novion Property Group	6,946,710	13,320,419
Spark Infrastructure Group	3,881,629	5,871,434
Stockland	3,730,505	12,824,639
Tatts Group, Ltd.	4,540,876	13,806,631
Westpac Banking Corp.	214,199	6,444,039
WorleyParsons, Ltd.	2,776,030	20,253,147

		196,726,642

BRAZIL — 0.5%
Companhia Energetica de Minas Gerais ADR (a)	1,718,481	7,028,587

CANADA — 18.4%
Artis REIT	692,026	8,185,195
Baytex Energy Corp. (a)	2,651,065	41,927,226
Bonterra Energy Corp. (a)	221,234	5,923,446
Calloway REIT	502,520	11,546,255
Canadian Oil Sands, Ltd. (a)	6,435,911	50,054,262
Cominar Real Estate Investment Trust	585,090	8,865,280
Crescent Point Energy Corp. (a)	1,677,289	37,399,638
Dream Office Real Estate Investment Trust	454,383	9,453,606
Enerplus Corp. (a)	2,951,617	29,924,013
Freehold Royalties, Ltd. (a)	507,568	7,189,712
Whitecap Resources, Inc. (a)	3,197,819	36,257,940

		246,726,573

CHINA — 2.2%
Bank of China, Ltd. (Class H)	7,720,000	4,460,903
China CITIC Bank Corp., Ltd. (Class H)	5,267,000	3,967,378
Country Garden Holdings Co., Ltd.	13,269,200	5,356,936
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	4,361,200	4,471,987
Industrial & Commercial Bank of China, Ltd. (Class H)	6,122,000	4,516,653
Xinyi Glass Holdings, Ltd. (a)	10,454,000	6,458,705

		29,232,562

COLOMBIA — 1.1%
Ecopetrol SA ADR (a)	961,628	14,635,978

CZECH REPUBLIC — 0.4%
Komercni Banka AS	23,896	5,159,685

DENMARK — 1.7%
TDC A/S (a)	3,112,353	22,282,228

FINLAND — 4.0%
Elisa Oyj (a)	593,688	14,920,325
Fortum Oyj (a)	1,351,296	28,387,260
Orion Oyj (Class B) (a)	379,235	10,707,871

		54,015,456

FRANCE — 3.7%
Fonciere Des Regions (b)	76,141	7,537,239
Fonciere Des Regions (a)(b)(c)	4,992	481,186
Neopost SA (a)	166,681	9,156,635
Total SA (a)	645,105	32,061,289

		49,236,349

GERMANY — 5.5%
Drillisch AG (a)	401,232	15,739,464
Freenet AG	580,552	17,505,118
ProSiebenSat.1 Media AG	449,862	22,082,445
Telefonica Deutschland Holding AG (c)	3,098,449	17,889,893

		73,216,920

HONG KONG — 5.0%
Agile Property Holdings, Ltd.	13,354,000	8,026,472
China Power International Development, Ltd. (a)	7,175,000	3,757,296
Evergrande Real Estate Group, Ltd. (a)	30,496,000	15,379,671
Greentown China Holdings, Ltd. (a)	5,955,000	5,345,870
Poly Property Group Co., Ltd. (a)	13,581,000	6,603,901
SJM Holdings, Ltd. (a)	15,469,000	20,231,478
Yue Yuen Industrial Holdings, Ltd.	2,203,500	7,787,374

		67,132,062

INDONESIA — 0.6%
Matahari Putra Prima Tbk PT	24,386,100	7,385,771

ITALY — 2.5%
Mediolanum SpA	932,783	7,528,592
Terna Rete Elettrica Nazionale SpA	5,849,451	25,757,464

		33,286,056

MEXICO — 1.0%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	1,203,525	13,142,493

NETHERLANDS — 0.4%
Delta Lloyd NV	290,298	5,468,620

NEW ZEALAND — 1.1%
Spark New Zealand, Ltd. (a)	6,797,173	15,189,658

NORWAY — 2.1%
Aker Solutions ASA (c)	3,018,478	15,719,562
Gjensidige Forsikring ASA	678,974	11,727,511

		27,447,073

PORTUGAL — 1.9%
EDP — Energias de Portugal SA	6,883,618	25,764,617

RUSSIA — 1.0%
MegaFon OAO GDR	856,649	13,706,384

SINGAPORE — 2.9%
Ascendas REIT	7,058,000	13,326,689

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hutchison Port Holdings Trust (a)	18,229,000	$12,669,155
Keppel REIT (a)	14,954,000	13,082,161

		39,078,005

SOUTH AFRICA — 2.9%
Growthpoint Properties, Ltd. REIT	5,158,829	12,207,047
Kumba Iron Ore, Ltd. (a)	658,384	8,476,872
MMI Holdings, Ltd.	1,792,050	4,854,231
Redefine Properties, Ltd.	6,855,132	7,015,672
Vodacom Group, Ltd. (a)	531,514	5,820,827

		38,374,649

SPAIN — 1.6%
Enagas SA	750,417	21,462,385

SWEDEN — 4.5%
NCC AB (Class B) (a)	566,609	18,764,215
Ratos AB (Class B)	1,165,978	7,990,364
Swedbank AB (Class A) (a)	239,451	5,722,468
TeliaSonera AB	4,462,771	28,357,889

		60,834,936

SWITZERLAND — 1.3%
Swiss Re AG	111,546	10,806,629
Zurich Insurance Group AG (c)	19,364	6,564,980

		17,371,609

THAILAND — 1.1%
Advanced Info Service PCL	16,400	119,447
Advanced Info Service PCL NVDR	584,800	4,259,299
Intouch Holdings PCL NVDR	2,172,254	5,156,934
PTT Global Chemical PCL NVDR	3,644,000	5,851,229

		15,386,909

TURKEY — 1.2%
Koza Altin Isletmeleri AS	765,211	8,296,048
Tofas Turk Otomobil Fabrikasi AS	580,830	3,523,232
Turk Telekomunikasyon AS	1,419,418	3,771,995

		15,591,275

UNITED KINGDOM — 16.1%
Admiral Group PLC	367,342	8,343,390
Amlin PLC	789,055	5,921,189
Berkeley Group Holdings PLC	704,547	27,601,321
Carillion PLC (a)	1,766,509	8,572,575
Catlin Group, Ltd.	464,827	4,895,807
Centrica PLC	7,321,870	27,499,389
Friends Life Group, Ltd.	1,013,797	6,224,609
J Sainsbury PLC (a)	8,508,905	32,740,792
National Grid PLC	1,580,334	20,285,927
Phoenix Group Holdings	555,760	6,711,589
Royal Dutch Shell PLC (Class A)	1,228,704	36,626,169
Vodafone Group PLC	9,363,949	30,644,296

		216,067,053

TOTAL COMMON STOCKS —
(Cost $1,454,016,093)		1,330,950,535

SHORT TERM INVESTMENTS — 19.7%
UNITED STATES — 19.7%
MONEY MARKET FUNDS — 19.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	256,793,287	256,793,287
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	6,777,308	6,777,308

TOTAL SHORT TERM INVESTMENT —
(Cost $263,570,595)		263,570,595

TOTAL INVESTMENTS — 119.1%
(Cost $1,717,586,688)		1,594,521,130
OTHER ASSETS & LIABILITIES — (19.1)%		(256,164,005)

NET ASSETS — 100.0%		$1,338,357,125

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.2%
ALS, Ltd. (a)	11,215	$42,496
Alumina, Ltd.	61,618	75,552
Ansell, Ltd.	4,394	92,480
Aristocrat Leisure, Ltd.	14,186	91,359
AusNet Services	42,929	47,882
Bank of Queensland, Ltd.	11,551	121,688
Bendigo & Adelaide Bank, Ltd. (a)	13,202	126,575
BGP Holdings PLC (b)(c)(d)	31,422	0
BlueScope Steel, Ltd.	16,701	53,332
Boral, Ltd.	22,880	111,517
carsales.com, Ltd.	6,718	53,016
Challenger, Ltd.	13,034	71,394
Cochlear, Ltd. (a)	1,801	124,558
DUET Group	37,256	72,577
DuluxGroup, Ltd.	22,700	110,987
Echo Entertainment Group, Ltd.	26,949	93,056
Federation Centres	44,343	102,983
Flight Centre Travel Group, Ltd. (a)	1,658	50,222
GrainCorp, Ltd.	7,005	50,357
Harvey Norman Holdings, Ltd. (a)	24,978	84,915
Healthscope, Ltd.	32,870	76,840
Iluka Resources, Ltd. (a)	12,261	79,618
Incitec Pivot, Ltd.	44,975	139,840
Investa Office Fund	23,976	71,434
IOOF Holdings, Ltd.	14,049	110,440
Metcash, Ltd. (a)	26,812	31,749
New Hope Corp., Ltd.	5,214	9,679
Perpetual, Ltd. (a)	2,788	117,187
Platinum Asset Management, Ltd. (a)	4,122	24,625
Primary Health Care, Ltd.	14,455	60,736
Qantas Airways, Ltd. (b)	33,346	79,481
Reece Australia, Ltd.	1,274	33,578
Seven Group Holdings, Ltd.	2,756	15,180
Sims Metal Management, Ltd. (a)	6,369	60,187
Spark Infrastructure Group (a)	27,950	42,278
Tabcorp Holdings, Ltd.	23,463	84,962
Tatts Group, Ltd.	50,797	154,449
Toll Holdings, Ltd.	21,054	142,506
TPG Telecom, Ltd.	7,649	53,584
Treasury Wine Estates, Ltd.	19,812	77,493
Washington H Soul Pattinson & Co., Ltd. (a)	3,234	37,282
WorleyParsons, Ltd.	6,223	45,401

		3,125,475

AUSTRIA — 0.8%
ams AG	2,040	97,978
Atrium European Real Estate, Ltd. (b)	3,755	17,547
CA Immobilien Anlagen AG (b)	6,030	113,075
IMMOFINANZ AG (b)	33,624	98,839
Mayr Melnhof Karton AG	203	20,930
Oesterreichische Post AG	859	42,253

		390,622

BELGIUM — 0.9%
Ackermans & van haaren NV	678	79,480
Bekaert NV	919	24,779
bpost SA	1,882	52,765
Cofinimmo SA	1,225	143,603
Elia System Operator SA/NV	713	30,003
Financiere de Tubize SA	433	25,828
S.A. D’Ieteren NV	457	16,010
Sofina SA	530	54,759

		427,227

BERMUDA — 0.3%
Hiscox, Ltd.	11,614	146,724

CANADA — 8.3%
Aimia, Inc.	6,653	67,817
Air Canada (b)	8,748	85,580
Allied Properties REIT	3,682	117,103
Amaya, Inc. (a)(b)	3,609	84,633
Atco, Ltd. (Class I)	3,179	113,254
Athabasca Oil Corp. (b)	8,545	14,169
Boardwalk REIT	719	33,466
Bonavista Energy Corp. (a)	4,429	22,311
CAE, Inc. (a)	6,979	81,445
Calloway REIT	1,579	36,280
Canadian Apartment Properties REIT	1,649	38,019
Canadian REIT	1,010	37,090
Canadian Western Bank	3,721	81,471
Canfor Corp. (b)	2,237	44,775
Capital Power Corp. (a)	4,857	93,995
CCL Industries, Inc. (Class B)	824	92,712
Cineplex, Inc. (a)	1,770	69,710
Cogeco Cable, Inc. (a)	470	25,201
Cominar Real Estate Investment Trust	1,883	28,531
DH Corp.	4,255	129,985
Dream Office Real Estate Investment Trust	1,144	23,801
E-L Financial Corp., Ltd.	88	45,859
Element Financial Corp. (b)	10,345	139,839
Emera, Inc.	3,564	115,939
Enerplus Corp. (a)	6,340	64,276
Ensign Energy Services, Inc.	2,921	22,902
First Capital Realty, Inc. (a)	2,589	40,332
Genworth MI Canada, Inc.	710	15,697
Gibson Energy, Inc. (a)	3,854	79,058
Home Capital Group, Inc. (a)	1,649	55,414
HudBay Minerals, Inc.	11,752	96,132
Hudson’s Bay Co.	3,408	70,555
Industrial Alliance Insurance & Financial Services, Inc.	2,787	93,237
InterOil Corp. (b)	1,060	48,908
Jean Coutu Group PJC, Inc. (Class A)	3,161	67,563
Kinross Gold Corp. (b)	37,137	82,396
Linamar Corp.	1,534	94,584
Lundin Mining Corp. (b)	18,113	73,081
MacDonald, Dettwiler & Associates, Ltd.	945	73,235
Mullen Group, Ltd. (a)	2,237	35,485
New Gold, Inc. (b)	14,317	48,044
Pan American Silver Corp.	4,802	42,162
Pason Systems, Inc.	3,841	60,534
Pengrowth Energy Corp. (a)	11,741	35,228
Penn West Petroleum, Ltd. (a)	16,221	26,768
PrairieSky Royalty, Ltd. (a)	3,511	82,834
Precision Drilling Corp. (a)	12,526	79,518

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Progressive Waste Solutions, Ltd. (a)	4,813	$141,293
Quebecor, Inc. (Class B)	2,586	69,178
Ritchie Bros Auctioneers, Inc. (a)	2,162	53,926
Russel Metals, Inc. (a)	2,860	54,287
Secure Energy Services, Inc.	5,140	65,584
Seven Generations Energy, Ltd. (Class A) (a)(b)	5,435	69,305
ShawCor, Ltd. (Class A)	1,400	38,910
Stantec, Inc. (a)	2,598	62,176
Tahoe Resources, Inc. (a)	1,905	20,878
TMX Group, Ltd. (a)	464	19,938
TransAlta Corp. (a)	7,516	69,730
TransForce, Inc.	3,089	73,170
Trican Well Service, Ltd.	8,854	24,119
Trilogy Energy Corp. (a)	1,725	10,120
Veresen, Inc. (a)	9,145	120,441
West Fraser Timber Co., Ltd.	1,992	101,920
Westshore Terminals Investment Corp.	2,327	57,380
Whitecap Resources, Inc. (a)	9,101	103,190

		4,166,473

DENMARK — 1.1%
FLSmidth & Co. A/S (a)	1,508	67,856
Genmab A/S (b)	1,316	98,946
GN Store Nord A/S (a)	5,508	122,893
H. Lundbeck A/S (a)(b)	1,715	36,119
Royal Unibrew A/S (b)	73	12,237
Sydbank A/S	2,433	76,285
Topdanmark A/S (b)	2,315	69,323
William Demant Holding A/S (b)	702	59,543

		543,202

FINLAND — 1.5%
Amer Sports Oyj (a)	3,081	66,180
Cargotec Oyj (a)	1,085	37,522
Elisa Oyj (a)	5,634	141,591
Huhtamaki Oyj	2,204	68,527
Kemira Oyj	1,484	18,393
Kesko Oyj (Class B)	2,061	88,031
Neste Oil Oyj (a)	3,851	100,918
Nokian Renkaat Oyj (a)	3,751	112,196
Outokumpu Oyj (b)	13,705	108,996

		742,354

FRANCE — 3.5%
Air France-KLM (a)(b)	3,472	30,518
Arkema SA	2,529	200,261
bioMerieux	426	41,223
Bourbon SA	1,175	20,128
Eramet (b)	292	26,707
Eurazeo SA	847	58,065
Faurecia	1,425	62,289
Havas SA	7,651	58,013
Ipsen SA	1,579	74,626
Korian-Medica	2,970	100,510
Lagardere SCA	3,925	117,780
Mercialys SA REIT	2,902	73,664
Metropole Television SA	2,039	40,841
Neopost SA (a)	1,043	57,297
Nexity	1,019	42,589
Orpea	1,275	80,312
Plastic Omnium SA	1,832	48,373
Remy Cointreau SA	1,438	105,792
Rubis SCA (a)	1,197	75,991
Sa des Ciments Vicat	523	38,302
Sartorius Stedim Biotech	141	29,946
Schneider Electric SE	575	44,680
SEB SA	874	62,985
Societe Television Francaise 1	3,416	60,535
Technicolor SA (b)	7,926	51,126
Teleperformance	1,812	124,180
Vilmorin & Cie (a)	177	14,358

		1,741,091

GERMANY — 4.2%
Aareal Bank AG	1,644	69,381
Aurubis AG (a)	794	45,000
Bilfinger SE	1,794	104,064
Carl Zeiss Meditec AG (a)	798	20,865
CTS Eventim AG & Co. KGaA	1,576	49,594
Deutsche Annington Immobilien SE	—	10
Deutsche Euroshop AG	848	42,140
Dialog Semiconductor PLC (b)	2,795	126,272
Drillisch AG	1,852	72,650
Duerr AG	768	84,545
ElringKlinger AG	827	24,861
Freenet AG	4,167	125,646
Gerresheimer AG	1,154	63,655
Gerry Weber International AG (a)	650	22,479
KION Group AG	561	22,989
Krones AG	399	41,537
KUKA AG	826	63,624
KWS Saat AG	64	18,662
LEG Immobilien AG (b)	2,434	193,105
Leoni AG	1,193	75,557
MorphoSys AG (b)	1,160	73,268
MTU Aero Engines AG	1,547	151,726
OSRAM Licht AG	2,480	123,321
Puma AG Rudolf Dassler Sport	71	13,169
Rational AG	73	24,442
Rheinmetall AG	2,046	98,894
RHOEN-KLINIKUM AG	1,958	48,640
Salzgitter AG	1,108	32,231
SGL Carbon AG (a)(b)	1,173	19,124
Software AG	1,653	43,051
Stada Arzneimittel AG	2,008	67,059
Suedzucker AG (a)	742	9,085
Wirecard AG	3,487	147,405

		2,118,051

HONG KONG — 2.4%
ASM Pacific Technology, Ltd. (a)	6,100	63,533
Brightoil Petroleum Holdings, Ltd. (a)(b)	37,000	12,551
Cafe de Coral Holdings, Ltd.	12,000	42,951
Champion REIT	93,000	44,263
Esprit Holdings, Ltd. (a)	65,816	66,809
First Pacific Co., Ltd.	72,500	72,378
Genting Hong Kong, Ltd.	53,032	19,092
Goldin Financial Holdings, Ltd. (b)	70,000	221,203
Great Eagle Holdings, Ltd.	4,000	14,085

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hopewell Highway Infrastructure, Ltd. (a)	2,075	$988
Hopewell Holdings	31,500	118,231
Johnson Electric Holdings, Ltd.	10,000	35,212
Macau Legend Development, Ltd. (a)(b)	213,595	73,833
Melco International Development, Ltd. (a)	33,000	55,588
Orient Overseas International, Ltd.	2,500	15,252
PCCW, Ltd.	139,807	85,294
SA SA International Holdings, Ltd. (a)	22,000	10,754
Shangri-La Asia, Ltd.	66,000	90,746
Stella International Holdings, Ltd.	17,500	41,758
Television Broadcasts, Ltd.	9,200	56,780
Towngas China Co., Ltd. (a)	12,000	10,974
VTech Holdings, Ltd. (a)	3,200	45,649

		1,197,924

IRELAND — 1.6%
Dragon Oil PLC	11,171	96,377
Glanbia PLC	3,982	73,837
Grafton Group PLC	10,629	127,887
ICON PLC (b)	1,613	113,765
King Digital Entertainment PLC (a)	956	15,334
Kingspan Group PLC	3,251	61,574
Paddy Power PLC	1,499	128,327
Smurfit Kappa Group PLC	6,460	181,360

		798,461

ISRAEL — 0.8%
Azrieli Group	715	29,433
Bezeq The Israeli Telecommunication Corp., Ltd.	57,383	107,069
Delek Group, Ltd.	124	31,992
Gazit-Globe, Ltd.	2,295	28,394
Israel Corp., Ltd.	75	26,140
Mizrahi Tefahot Bank, Ltd. (b)	2,966	30,132
NICE Systems, Ltd.	2,057	126,160
Osem Investments, Ltd.	1,876	37,542

		416,862

ITALY — 2.8%
A2A SpA	34,230	35,568
Ansaldo STS SpA	3,537	35,822
Autogrill SpA (b)	3,000	29,111
Azimut Holding SpA	2,793	79,702
Banca Generali SpA	1,484	46,492
Banca Popolare dell’Emilia Romagna SC (b)	12,315	107,596
Banca Popolare di Milano Scarl (b)	173,483	176,166
Buzzi Unicem SpA	3,480	32,853
Davide Campari-Milano SpA (a)	9,113	63,569
De’ Longhi SpA	1,404	30,444
DiaSorin SpA	619	27,211
FinecoBank Banca Fineco SpA (b)	13,723	94,695
Gtech Spa (a)	2,068	40,978
Hera SpA	11,719	27,513
Italcementi SpA	5,792	46,188
Mediaset SpA (b)	23,410	106,955
Moncler SpA	4,196	70,347
Prysmian SpA	6,421	132,337
Recordati SpA	3,925	73,349
Tod’s SpA (a)	537	48,734
Unipol Gruppo Finanziario SpA	13,803	73,173
World Duty Free SpA (a)(b)	2,625	28,277

		1,407,080

JAPAN — 32.5%
Advance Residence Investment Corp.	60	144,140
Advantest Corp. (a)	6,100	77,264
Aeon Credit Service Co., Ltd. (a)	5,200	131,599
Aiful Corp. (a)(b)	4,800	17,051
Air Water, Inc.	7,000	125,378
Alfresa Holdings Corp.	8,800	124,378
Alps Electric Co., Ltd.	7,900	191,234
Amada Co., Ltd. (a)	11,100	107,089
Asics Corp.	7,700	209,956
Bank of Kyoto, Ltd.	11,000	115,481
Benesse Holdings, Inc. (a)	3,300	104,015
Calbee, Inc.	4,700	204,578
Canon Marketing Japan, Inc.	3,300	66,344
Chugoku Bank, Ltd.	6,400	95,793
Citizen Holdings Co., Ltd. (a)	9,700	74,575
Coca-Cola East Japan Co., Ltd. (a)	1,000	20,429
Credit Saison Co., Ltd.	3,900	70,179
CyberAgent, Inc.	700	40,217
Daicel Corp.	11,200	133,830
DIC Corp.	28,000	81,718
Disco Corp.	900	92,158
Don Quijote Holdings Co., Ltd.	2,000	163,102
Dowa Holdings Co., Ltd.	12,000	102,864
Ebara Corp. (a)	22,000	93,008
Ezaki Glico Co., Ltd.	1,000	40,525
FamilyMart Co., Ltd.	3,300	138,687
Frontier Real Estate Investment Corp.	25	119,033
Fuji Electric Holdings Co., Ltd.	33,000	156,023
Fuji Television Network, Inc.	3,300	46,889
Fukuoka Financial Group, Inc.	33,000	170,331
GLP J-REIT	117	121,268
Gunma Bank, Ltd.	17,000	115,105
Hachijuni Bank, Ltd.	14,000	98,995
Hakuhodo DY Holdings, Inc. (a)	6,600	70,389
Hamamatsu Photonics K.K.	6,600	200,050
Haseko Corp.	8,300	81,114
Hiroshima Bank, Ltd.	33,000	178,311
Hisamitsu Pharmaceutical Co., Inc.	4,400	180,880
Hitachi Capital Corp.	3,300	69,866
Hitachi Construction Machinery Co., Ltd. (a)	3,300	57,841
Hokuhoku Financial Group, Inc.	33,000	73,746
Hokuriku Electric Power Co.	6,300	83,580
Hoshizaki Electric Co., Ltd.	2,300	150,169
Ibiden Co., Ltd. (b)	3,300	55,777
Idemitsu Kosan Co., Ltd. (a)	6,400	111,643
Iida Group Holdings Co., Ltd.	8,500	106,175
Isetan Mitsukoshi Holdings, Ltd.	16,100	266,890
Iyo Bank, Ltd.	10,200	121,371
J Front Retailing Co., Ltd.	12,700	200,044
Japan Airport Terminal Co., Ltd. (a)	3,000	182,114
Japan Display, Inc. (a)(b)	20,845	75,089
Japan Prime Realty Investment Corp.	33	113,784

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Japan Retail Fund Investment Corp.	77	$153,197
Joyo Bank, Ltd. (a)	33,000	170,056
JSR Corp.	6,200	107,689
Kakaku.com, Inc. (a)	4,000	66,642
Kamigumi Co., Ltd.	8,000	75,714
Kaneka Corp.	11,000	77,599
Kansai Paint Co., Ltd.	8,000	145,691
Kawasaki Kisen Kaisha, Ltd. (a)	28,000	75,414
Keihan Electric Railway Co., Ltd.	16,000	97,661
Keio Corp.	16,000	125,812
Keisei Electric Railway Co., Ltd.	10,000	124,494
Kewpie Corp.	3,300	80,460
Kikkoman Corp. (a)	6,000	190,869
Koito Manufacturing Co., Ltd.	4,900	147,705
Konami Corp.	4,300	80,675
Kuraray Co., Ltd.	10,200	138,381
Kurita Water Industries, Ltd.	6,100	147,763
Mabuchi Motor Co., Ltd.	1,600	84,986
Marui Group Co., Ltd. (a)	14,900	169,593
Medipal Holdings Corp.	13,100	170,953
Miraca Holdings, Inc.	3,300	152,170
MISUMI Group, Inc.	3,300	133,458
Mitsubishi Gas Chemical Co., Inc.	24,000	118,474
Mitsubishi Materials Corp. (a)	50,000	168,439
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,200	85,337
Mitsui Chemicals, Inc.	33,000	106,216
Mitsui OSK Lines, Ltd.	33,000	112,270
Mixi, Inc. (a)	1,400	56,735
Nabtesco Corp.	3,300	95,760
Nagoya Railroad Co., Ltd. (a)	33,000	132,083
Nankai Electric Railway Co., Ltd.	22,000	90,990
NH Foods, Ltd. (a)	9,000	207,730
NHK Spring Co., Ltd.	7,100	74,182
Nihon Kohden Corp.	2,800	76,464
Nippon Electric Glass Co., Ltd.	12,000	58,737
Nippon Express Co., Ltd.	33,000	184,916
Nippon Kayaku Co., Ltd.	8,000	100,530
Nippon Prologis REIT, Inc.	48	105,826
Nippon Shokubai Co., Ltd.	8,000	117,607
Nippon Yusen K.K.	37,000	106,750
Nishi-Nippon City Bank, Ltd.	23,000	66,934
Nissan Chemical Industries, Ltd.	5,400	112,075
Nisshin Seifun Group, Inc.	7,700	90,788
NOK Corp. (a)	3,300	99,612
Nomura Real Estate Holdings, Inc.	3,300	59,602
NTN Corp.	25,000	132,791
NTT Urban Development Corp.	3,300	33,076
Obic Co., Ltd.	3,300	140,338
OJI Paper Co., Ltd. (a)	33,000	135,385
Orix JREIT, Inc.	70	100,396
Otsuka Corp.	800	34,155
Park24 Co., Ltd.	3,300	67,610
Pigeon Corp.	400	33,721
Rinnai Corp.	1,900	141,163
Ryohin Keikaku Co., Ltd.	1,200	174,709
Sankyo Co., Ltd.	3,300	117,636
Sanrio Co., Ltd. (a)	3,300	88,468
Santen Pharmaceutical Co., Ltd.	16,500	240,775
SBI Holdings, Inc.	6,600	80,130
Seven Bank, Ltd.	17,100	84,555
Shikoku Electric Power Co., Inc. (b)	6,300	77,749
Shimadzu Corp.	10,000	111,820
Showa Shell Sekiyu K.K.	6,000	54,934
Sohgo Security Services Co., Ltd. (a)	600	20,488
Sojitz Corp. (a)	38,900	65,198
Stanley Electric Co., Ltd.	7,000	158,591
Sumco Corp.	1,200	20,203
Sumitomo Heavy Industries, Ltd.	33,000	216,560
Sumitomo Rubber Industries, Inc.	4,200	77,679
Suruga Bank, Ltd.	9,900	205,966
Suzuken Co., Ltd.	3,630	110,936
Taiheiyo Cement Corp.	33,000	100,988
Taiyo Nippon Sanso Corp. (a)	11,000	150,336
Takashimaya Co., Ltd. (a)	17,000	167,413
Teijin, Ltd.	28,000	95,260
THK Co., Ltd.	3,700	94,409
Toho Co., Ltd.	8,000	195,989
Toho Gas Co., Ltd.	14,000	81,834
Tokyo Tatemono Co., Ltd.	17,000	124,745
Tosoh Corp.	18,000	90,957
TOTO, Ltd.	15,000	223,265
Toyo Seikan Group Holdings, Ltd.	4,300	63,178
Toyo Suisan Kaisha, Ltd.	5,000	176,360
Toyo Tire & Rubber Co., Ltd.	900	16,263
Toyota Boshoku Corp. (a)	3,300	41,386
Trend Micro, Inc.	3,300	108,968
Tsuruha Holdings, Inc.	1,000	76,715
United Urban Investment Corp.	101	157,574
Yamada Denki Co., Ltd. (a)	29,500	121,764
Yamaguchi Financial Group, Inc. (a)	8,000	92,258
Yamaha Corp.	5,300	92,985
Yaskawa Electric Corp. (a)	7,800	114,537
Yokogawa Electric Corp. (a)	5,700	61,551
Yokohama Rubber Co., Ltd.	8,000	82,718

		16,373,593

JERSEY — 0.2%
Beazley PLC	21,176	90,441

LUXEMBOURG — 0.4%
APERAM SA (b)	426	17,089
B&M European Value Retail SA	2,692	12,488
COLT Group SA (b)	29,419	58,565
Cosmo Pharmaceuticals SA	74	12,350
Eurofins Scientific SE	252	67,865
L’Occitane International SA	10,500	29,930

		198,287

NETHERLANDS — 1.5%
Aalberts Industries NV	2,586	81,293
Arcadis NV	3,257	104,661
ASM International NV	2,139	98,898
Constellium NV (Class A) (b)	2,034	41,331
Delta Lloyd NV	5,133	96,695
Eurocommercial Properties NV	1,788	81,911
Fugro NV	1,456	39,062
PostNL NV (b)	13,476	57,343
SBM Offshore NV (b)	6,575	81,737

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TNT Express NV	10,195	$64,832

		747,763

NEW ZEALAND — 1.0%
Auckland International Airport, Ltd.	21,436	72,337
Contact Energy, Ltd.	13,804	61,903
Fisher & Paykel Healthcare Corp., Ltd.	27,703	136,696
Mighty River Power, Ltd.	12,016	27,933
Ryman Healthcare, Ltd.	11,548	67,893
Sky Network Television, Ltd. (a)	13,083	57,983
Spark New Zealand, Ltd.	24,502	54,755
Xero, Ltd. (b)	1,570	28,374

		507,874

NORWAY — 0.6%
Akastor ASA (a)	4,583	9,218
Aker ASA	645	14,126
Det Norske Oljeselskap ASA (a)(b)	3,311	18,270
DNO ASA (a)(b)	15,442	20,215
Kongsberg Gruppen AS	1,179	23,480
Leroy Seafood Group ASA	661	19,274
Opera Software ASA (a)	4,975	39,971
Salmar ASA	1,741	25,059
SpareBank 1 SR Bank ASA	3,210	22,405
Storebrand ASA (b)	14,489	52,749
TGS Nopec Geophysical Co. ASA	3,427	76,032

		320,799

PORTUGAL — 0.3%
NOS SGPS	12,312	89,137
Portucel SA	7,032	31,486
Sonae SGPS SA	29,490	44,848

		165,471

SINGAPORE — 1.9%
Ascendas REIT	58,800	111,024
CapitaCommercial Trust	40,100	51,598
ComfortDelGro Corp., Ltd.	75,700	159,490
Ezion Holdings, Ltd. (a)	31,200	24,451
First Resources Ltd. (a)	32,900	45,331
Kenon Holdings, Ltd. (b)	524	10,146
Keppel REIT (a)	14,200	12,423
M1, Ltd.	6,200	17,628
Mapletree Logistics Trust	43,311	39,311
Neptune Orient Lines, Ltd. (a)(b)	41,000	30,039
SATS Ltd.	32,900	73,873
SIA Engineering Co., Ltd. (a)	4,500	13,155
Singapore Post, Ltd. (a)	68,600	98,022
Suntec REIT (a)	64,100	86,685
UOL Group, Ltd.	33,893	188,775

		961,951

SOUTH KOREA — 5.3%
BS Financial Group, Inc.	7,171	98,246
Celltrion, Inc. (b)	2,990	188,383
Cheil Worldwide, Inc. (b)	2,406	52,156
CJ CheilJedang Corp.	164	55,876
CJ Korea Express Co., Ltd. (b)	101	17,752
Daelim Industrial Co., Ltd.	1,043	60,731
Daewoo Engineering & Construction Co., Ltd. (b)	5,762	41,185
Daewoo International Corp.	1,742	41,687
Daewoo Securities Co., Ltd.	8,071	94,208
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,048	49,726
DGB Financial Group, Inc.	6,978	76,104
Dongbu Insurance Co., Ltd.	1,814	80,853
Doosan Corp.	699	73,400
Doosan Heavy Industries & Construction Co., Ltd.	641	16,351
Doosan Infracore Co., Ltd. (b)	3,453	37,037
Grand Korea Leisure Co., Ltd.	329	11,224
GS Engineering & Construction Corp. (b)	1,594	43,390
GS Holdings Corp.	2,556	98,835
Hanssem Co., Ltd.	281	46,730
Hanwha Chemical Corp.	2,612	34,373
Hanwha Corp.	2,808	92,001
Hyosung Corp.	568	44,387
Hyundai Department Store Co., Ltd.	360	48,348
Hyundai Development Co.-Engineering & Construction	1,747	89,755
Hyundai Marine & Fire Insurance Co., Ltd.	1,677	37,487
Hyundai Merchant Marine Co., Ltd. (b)	3,891	31,705
Hyundai Mipo Dockyard Co., Ltd. (b)	396	27,198
KEPCO Plant Service & Engineering Co., Ltd.	175	15,395
Korea Aerospace Industries, Ltd.	897	45,600
Korea Gas Corp.	804	29,350
Korea Investment Holdings Co., Ltd.	1,982	112,369
Kumho Petrochemical Co., Ltd.	658	46,557
LG Innotek Co., Ltd.	217	22,689
LG Uplus Corp.	7,262	72,002
Lotte Chilsung Beverage Co., Ltd.	9	13,977
Lotte Confectionery Co., Ltd.	37	59,496
LS Corp.	2,087	97,818
NCSoft Corp.	395	64,620
NH Investment & Securities Co., Ltd.	3,754	48,725
OCI Co., Ltd.	442	41,234
Ottogi Corp.	33	17,758
Paradise Co., Ltd.	539	11,781
S1 Corp.	743	56,188
Samsung Electro-Mechanics Co., Ltd.	2,044	141,677
Samsung Engineering Co., Ltd. (b)	773	26,859
Samsung Securities Co., Ltd.	2,283	107,004
Samsung Techwin Co., Ltd. (b)	1,568	33,496
Young Poong Corp.	25	27,987
Youngone Corp.	212	10,414

		2,692,124

SPAIN — 2.2%
Abengoa SA (Class B)	4,057	14,727
Acciona SA (b)	779	60,054
Acerinox SA	4,073	68,350
Almirall SA (b)	1,842	33,869
Applus Services SA (b)	2,754	30,968
Atresmedia Corp. de Medios de Comunicaion SA	2,492	37,657
Bolsas y Mercados Espanoles SHMSF SA	2,549	113,557
Cia de Distribucion Integral Logista Holdings SAU (b)	1,166	25,165

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Corporacion Financiera Alba SA	421	$20,474
Ebro Puleva SA (a)	3,007	56,064
Fomento de Construcciones y Contratas SA (b)	2,410	29,404
Gamesa Corp. Tecnologica SA (b)	9,644	121,858
Grupo Catalana Occidente SA	1,354	40,572
Indra Sistemas SA (a)	3,314	38,903
Inmobiliaria Colonial SA (b)	62,840	42,384
Mediaset Espana Comunicacion SA (b)	6,098	76,364
Melia Hotels International SA	2,287	28,185
Obrascon Huarte Lain SA (a)	1,259	26,820
Prosegur Cia de Seguridad SA	6,287	35,787
Sacyr SA (b)	19,622	82,378
Tecnicas Reunidas SA	746	31,327
Viscofan SA	1,514	92,521

		1,107,388

SWEDEN — 3.6%
AAK AB	756	42,472
Axfood AB (a)	458	24,190
BillerudKorsnas AB	5,216	84,191
Boliden AB	7,456	148,185
Castellum AB	7,967	120,373
Elekta AB (Class B) (a)	12,600	113,157
Great Portland Estates PLC	9,829	118,407
Hexpol AB	768	77,432
Hufvudstaden AB (a)	3,541	48,574
Husqvarna AB (Class B)	10,230	74,139
Intrum Justitia AB	2,428	68,132
JM AB	2,434	81,058
Loomis AB (Class B)	2,367	72,431
Meda AB (Class A)	8,938	141,469
Modern Times Group AB (Class B)	2,276	69,779
NCC AB (Class B)	2,409	79,778
Nibe Industrier AB (Class B) (a)	4,331	107,722
Peab AB	11,157	87,843
Saab AB	1,673	44,715
Securitas AB (Class B)	8,906	127,744
SSAB AB (b)	947	4,217
SSAB AB, (Series A) (a)(b)	7,766	38,217
Swedish Orphan Biovitrum AB (b)	1,409	14,876
Wallenstam AB	1,901	31,389

		1,820,490

SWITZERLAND — 3.0%
Allreal Holding AG (b)	158	23,099
Banque Cantonale Vaudoise	131	75,258
Basellandschaftliche Kantonalbank	24	22,312
Bucher Industries AG	191	46,133
Daetwyler Holding AG	173	24,188
Flughafen Zuerich AG	231	182,174
GAM Holding AG (b)	6,109	127,048
Georg Fischer AG	109	74,627
Helvetia Holding AG	128	68,988
Logitech International SA	5,728	75,780
Luzerner Kantonalbank AG	58	21,288
OC Oerlikon Corp. AG (b)	3,916	45,558
Panalpina Welttransport Holding AG	538	78,598
PSP Swiss Property AG (b)	1,108	104,549
St Galler Kantonalbank AG	57	20,261
Straumann Holding AG	235	64,357
Sulzer AG	714	78,655
Sunrise Communications Group AG (b)(e)	1,019	88,335
Swiss Prime Site AG (b)	1,808	157,290
Temenos Group AG (b)	3,756	129,544
Vontobel Holding AG	559	23,740

		1,531,782

UNITED KINGDOM — 12.4%
AA PLC (b)(f)	18,293	109,439
AA PLC (b)(f)	1,715	458
Abengoa Yield PLC	830	28,037
Amlin PLC	16,573	124,366
Ashmore Group PLC (a)	9,904	41,829
Aveva Group PLC	1,878	41,261
Balfour Beatty PLC	20,633	73,542
BBA Aviation PLC	14,193	70,920
Bellway PLC	3,489	102,604
Berendsen PLC	4,659	77,255
Bodycote PLC	10,113	107,942
Booker Group PLC	43,632	94,372
Britvic PLC	7,207	78,583
BTG PLC (b)	12,822	136,095
Cable & Wireless Communications PLC	142,231	128,691
Capital & Counties Properties PLC	19,434	115,630
Carillion PLC (a)	13,585	65,926
Catlin Group, Ltd.	10,660	112,277
Close Brothers Group PLC	3,099	71,721
Derwent London PLC	2,657	135,054
Drax Group PLC	12,036	65,020
DS Smith PLC	26,608	136,353
Dunelm Group PLC	2,252	28,082
Elementis PLC	16,409	70,690
Essentra PLC	6,353	93,697
Euromoney Institutional Investor PLC	1,151	19,137
FirstGroup PLC (b)	33,712	45,516
Genel Energy PLC (b)	3,969	27,722
Greene King PLC (a)	5,827	72,316
Halma PLC	8,839	91,654
Hays PLC	36,082	81,738
Henderson Group PLC	30,723	128,251
Home Retail Group PLC	41,188	100,887
Howden Joinery Group PLC	18,634	122,709
Hunting PLC	8,029	58,439
ICAP PLC	15,966	124,907
IG Group Holdings PLC	9,455	99,515
Informa PLC	24,384	204,338
Intermediate Capital Group PLC	9,845	73,586
International Personal Finance PLC	6,394	45,580
Jardine Lloyd Thompson Group PLC	3,934	61,145
Jazztel PLC (b)	5,834	79,481
John Wood Group PLC	10,606	99,978
Jupiter Fund Management PLC	9,861	59,872
Just Eat PLC (b)	6,006	38,873
Ladbrokes PLC	21,253	32,907
Lonmin PLC (a)(b)	10,730	18,716
Man Group PLC	57,839	174,987
Markit, Ltd. (a)(b)	1,714	46,107
Michael Page International PLC	6,741	52,187

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Millennium & Copthorne Hotels PLC	3,327	$28,349
Mitchells & Butlers PLC (b)	4,320	26,871
N Brown Group PLC	5,094	24,062
National Express Group PLC	8,358	35,200
Ocado Group PLC (a)(b)	15,993	83,998
Ophir Energy PLC (b)	14,444	28,904
Phoenix Group Holdings	3,992	48,209
Playtech Plc	4,965	57,343
Premier Oil PLC	13,484	26,342
PZ Cussons PLC	9,530	48,455
QinetiQ Group PLC	25,336	71,800
Regus PLC	17,235	55,725
Rentokil Initial PLC	47,986	97,379
Restaurant Group PLC	11,197	111,949
Rightmove PLC	3,128	139,166
Rotork PLC	2,537	93,326
Segro PLC	20,439	126,495
Serco Group PLC (a)	14,970	30,645
Shaftesbury PLC	5,916	72,937
Spectris PLC	3,512	112,613
Spirax-Sarco Engineering PLC	2,229	112,835
Stagecoach Group PLC	12,588	65,255
TalkTalk Telecom Group PLC (a)	15,103	77,149
Telecity Group PLC	6,294	81,755
Thomas Cook Group PLC (b)	44,354	95,934
Ultra Electronics Holdings PLC	2,037	51,618
United Business Media PLC	10,306	80,933
Vesuvius PLC	6,493	47,336
Victrex PLC	1,920	53,442
WH Smith PLC	6,291	121,314
WS Atkins PLC	4,270	80,947

		6,258,678

TOTAL COMMON STOCKS —
(Cost $52,079,036)		49,998,187

RIGHTS — 0.0% (g)
UNITED KINGDOM — 0.0% (g)
Serco Group PLC (expiring 4/16/15) (b) (Cost $23,427)	14,970	9,111

SHORT TERM INVESTMENTS — 11.0%
UNITED STATES — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	5,508,069	5,508,069
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (i)(j)	45,243	45,243

TOTAL SHORT TERM INVESTMENT —
(Cost $5,553,312)		5,553,312

TOTAL INVESTMENTS — 110.3%
(Cost $57,655,775)		55,560,610
OTHER ASSETS & LIABILITIES — (10.3)%		(5,196,623)

NET ASSETS — 100.0%		$50,363,987

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 3.1%
Abril Educacao SA (a)	88,275	$337,235
Aliansce Shopping Centers SA	110,023	581,768
Arezzo Industria e Comercio SA	51,322	394,216
Banco ABC Brasil SA Preference Shares	71,255	256,385
Banco ABC Brasil SA, ADR (a)	1,988	7,029
BR Properties SA	295,923	1,210,135
Brasil Brokers Participacoes SA	312,566	266,983
Brazil Pharma SA (a)	260,705	55,467
Cia Ferro Ligas da Bahia — Ferbasa Prefernce Shares	108,576	235,082
Cia Hering	145,866	748,475
Direcional Engenharia SA	69,716	136,112
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	113,771	347,425
Eternit SA	332,139	309,682
Even Construtora e Incorporadora SA	265,623	367,339
Ez Tec Empreendimentos e Participacoes SA	90,432	570,983
Fleury SA	111,761	559,487
GAEC Educacao SA	67,272	320,353
Gafisa SA	488,866	328,858
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	109,174	267,120
Helbor Empreendimentos SA	175,689	218,230
International Meal Co. Alimentacao SA	89,567	184,957
Iochpe-Maxion SA	94,788	298,057
JHSF Participacoes SA	147,492	92,295
Kepler Weber SA	16,980	147,428
Linx SA	27,349	399,612
Log-in Logistica Intermodal SA (a)	88,227	93,303
LPS Brasil Consultoria de I moveis SA	95,304	153,567
Magazine Luiza SA	90,817	146,053
Magnesita Refratarios SA	310,374	227,238
Mahle-Metal Leve SA	37,506	233,525
Marcopolo SA Preference Shares	547,068	395,397
Marfrig Alimentos SA (a)	235,611	297,822
Mills Estruturas e Servicos de Engenharia SA	95,729	237,518
MRV Engenharia e Participacoes SA	290,366	729,526
Paranapanema SA (a)	232,097	214,226
PDG Realty SA Empreendimentos e Participacoes (a)	979,040	153,162
Prumo Logistica SA (a)	624,545	50,806
QGEP Participacoes SA	92,285	189,993
Randon SA Implementos e Participacoes Preference Shares	229,067	235,080
Restoque Comercio e Confeccoes de Roupas SA	120,093	249,497
Saraiva SA Livreiros Editores Preference Shares	53,204	95,551
Ser Educacional SA	65,842	259,157
SLC Agricola SA	89,269	489,065
Tecnisa SA	140,089	170,942
Tegma Gestao Logistica SA	27,635	126,152
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	79,223	1,099,321
Vanguarda Agro SA (a)	262,572	77,225

		14,564,839

BRITISH VIRGIN ISLANDS — 0.2%
Luxoft Holding, Inc. (a)	19,682	1,018,347

CHILE — 1.8%
Administradora de Fondos de Pensiones Habitat SA	450,128	664,347
Besalco SA	563,578	292,384
E.CL SA	210,000	329,711
Inversiones Aguas Metropolitanas SA	614,758	991,166
Inversiones La Construccion SA	53,219	623,996
Parque Arauco SA	963,900	1,849,717
Ripley Corp. SA	1,231,614	594,727
Salfacorp SA	568,572	429,019
Sociedad Matriz SAAM SA	8,757,970	702,436
Vina Concha y Toro SA	825,793	1,704,440

		8,181,943

CHINA — 9.8%
21Vianet Group, Inc. ADR (a)(b)	45,068	795,901
51job, Inc. ADR (a)	25,917	836,212
Anhui Expressway Co., Ltd. (Class H)	1,536,000	1,067,843
Bank of Chongqing Co., Ltd. (Class H)	492,500	406,550
Boyaa Interactive International, Ltd. (b)	925,200	773,282
Cheetah Mobile, Inc. ADR (a)(b)	15,178	259,392
China Animal Healthcare, Ltd. (b)	1,059,700	710,745
China Child Care Corp., Ltd. (b)	706,000	134,770
China Distance Education Holdings, Ltd. ADR	39,981	670,082
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	1,772,900	592,259
China Lesso Group Holdings, Ltd.	906,810	536,854
China Lodging Group, Ltd. ADR (a)(b)	44,469	876,039
China SCE Property Holdings, Ltd. (a)(b)	2,288,800	413,298
China Shanshui Cement Group, Ltd. (b)	1,224,000	852,516
China Suntien Green Energy Corp., Ltd. (Class H)	1,588,000	385,067
China Vanadium Titano — Magnetite Mining Co., Ltd.	1,259,000	110,424
Chinasoft International, Ltd. (a)	926,000	378,615
Colour Life Services Group Co., Ltd. (a)(b)	595,000	620,859
Consun Pharmaceutical Group, Ltd.	505,600	351,498
Coolpad Group, Ltd.	2,552,000	444,367
Credit China Holdings, Ltd.	2,064,000	428,611
CT Environmental Group, Ltd. (b)	1,126,000	1,214,149
Dongyue Group	859,000	310,226
Double Coin Holdings, Ltd. (Class B)	688,324	680,064
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	47,515	453,768
E-House China Holdings, Ltd. ADR	57,857	314,164
First Tractor Co., Ltd. (Class H) (b)	616,500	441,320

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Fu Shou Yuan International Group, Ltd.	472,000	$222,818
Hangzhou Steam Turbine Co. (Class B)	787,050	891,301
Harbin Electric Co., Ltd. (Class H)	1,162,000	722,405
Hi Sun Technology China, Ltd. (a)	1,140,000	411,709
Hilong Holding, Ltd. (b)	1,499,000	363,485
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	252,000	217,447
Homeinns Hotel Group ADR (a)	28,014	663,091
Huangshan Tourism Development Co., Ltd. (Class B)	391,000	674,475
JA Solar Holdings Co., Ltd. ADR (a)(b)	62,174	594,383
Jiangsu Future Land Co., Ltd. (d)	873,600	442,915
JinkoSolar Holding Co., Ltd. ADR (a)(b)	22,595	579,336
Kangda International Environmental Co., Ltd. (a)(b)(e)	1,807,200	794,855
Lonking Holdings, Ltd.	2,288,000	466,273
MIE Holdings Corp.	1,950,754	198,773
Noah Holdings, Ltd. ADR (a)(b)	46,267	1,081,722
NQ Mobile, Inc. ADR (a)(b)	58,726	219,048
Ozner Water International Holding, Ltd. (a)(b)(e)	1,249,000	446,241
Parkson Retail Group, Ltd. (b)	2,741,500	594,053
Peak Sport Products Co., Ltd.	1,153,000	327,174
Perfect World Co., Ltd. ADR	31,835	591,494
Phoenix Healthcare Group Co., Ltd. (b)	615,500	1,089,205
Poly Culture Group Corp., Ltd. (Class H) (a)	158,800	484,405
PW Medtech Group, Ltd. (a)(b)	2,402,000	907,754
Qunar Cayman Islands, Ltd. ADR (a)	21,379	881,884
Real Gold Mining, Ltd. (a)(c)	251,500	0
Renren, Inc. ADR (a)(b)	113,296	273,043
REXLot Holdings, Ltd.	12,872,064	962,950
Shanda Games, Ltd. ADR (a)	60,287	385,837
Shanghai Diesel Engine Co., Ltd. (Class B)	378,360	298,148
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)	454,000	436,254
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (a)	1,197,900	531,868
Shanghai Haixin Group Co. (Class B) (a)	641,700	448,548
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,022,000	329,548
Shenguan Holdings Group, Ltd. (b)	1,748,010	534,342
Sinofert Holdings, Ltd. (a)	1,518,000	307,396
Sinopec Engineering Group Co., Ltd. (Class H)	1,145,500	992,869
SPT Energy Group, Inc. (b)	1,248,000	210,869
Sunny Optical Technology Group Co., Ltd.	516,000	938,418
TAL Education Group ADR (a)(b)	49,709	1,651,333
TCL Communication Technology Holdings, Ltd. (b)	648,000	653,596
Tian Ge Interactive Holdings, Ltd. (e)	706,000	434,361
Tong Ren Tang Technologies Co., Ltd. (Class H)	428,000	629,327
Trina Solar, Ltd. ADR (a)(b)	54,389	657,563
Wisdom Holdings Group	1,184,000	758,989
Wumart Stores, Inc. (Class H) (b)	460,000	333,443
Xinchen China Power Holdings, Ltd. (a)(b)	757,000	295,846
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	495,000	482,675
Xinyi Solar Holdings, Ltd. (b)	3,962,800	1,231,818
Yestar International Holdings Co., Ltd.	3,090,000	1,179,716
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	145,433	269,051
YuanShengTai Dairy Farm, Ltd. (a)(b)	5,055,000	586,801
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	933,000	498,207

		45,237,937

CYPRUS — 0.2%
Global Ports Investments PLC, GDR	30,116	149,677
QIWI PLC ADR	37,320	896,426

		1,046,103

CZECH REPUBLIC — 0.2%
Philip Morris CR AS	2,176	945,801

EGYPT — 1.5%
Arab Cotton Ginning	421,331	182,226
Citadel Capital SAE (a)	551,627	185,079
Eastern Tobacco	27,262	738,392
Egyptian Financial Group-Hermes Holding Co. (a)	412,962	858,934
Egyptian Kuwait Holding Co. (a)	694,974	410,035
ElSwedy Electric Co. (a)	133,532	840,913
Ezz Steel (a)	482,610	872,867
Juhayna Food Industries (a)	599,936	715,515
Maridive & Oil Services SAE (a)	240,889	120,444
Orascom Telecom Media & Technology Holding SAE (a)	3,859,847	576,697
Sidi Kerir Petrochemicals Co.	155,629	305,749
Six of October Development & Investment Co. (a)	535,765	971,814

		6,778,665

GREECE — 1.2%
Aegean Airlines SA (a)	54,223	432,690
Aegean Marine Petroleum Network, Inc.	22,463	322,793
Costamare, Inc.	39,708	699,258
Diana Shipping, Inc. (a)	133,156	814,915
DryShips, Inc. (a)	404,733	307,597
Ellaktor SA (a)	88,803	169,766
Grivalia Properties REIC	16,675	136,108
Hellenic Exchanges — Athens Stock Exchange SA Holding (a)	52,644	264,040
Metka SA	21,153	197,649
Motor Oil Hellas Corinth Refineries SA	18,341	135,918
Mytilineos Holdings SA (a)	71,922	431,023
Navios Maritime Holdings, Inc.	93,723	391,762

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

StealthGas, Inc. (a)	43,263	$283,373
Tsakos Energy Navigation, Ltd.	107,136	876,372

		5,463,264

HONG KONG — 8.1%
361 Degrees International, Ltd.	962,000	275,458
Ajisen China Holdings, Ltd.	657,000	377,944
Anton Oilfield Services Group (b)	1,114,000	191,102
Anxin-China Holdings, Ltd. (a)	2,248,000	111,631
Asian Citrus Holdings, Ltd. (a)(b)	695,833	56,542
Beijing Capital Land, Ltd. (a)	1,180,400	729,276
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
Carnival Group International Holdings, Ltd. (a)(b)	2,610,000	457,833
Chaowei Power Holdings, Ltd. (b)	558,000	274,212
China Dongxiang Group Co.	4,284,000	773,579
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(c)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,008,000	696,872
China Lilang, Ltd.	971,000	748,941
China Lumena New Materials Corp. (a)(b)(c)	4,287,298	0
China Metal Recycling Holdings, Ltd. (a)(b)(c)	1,109,932	0
China National Materials Co., Ltd. (Class H) (a)	1,268,000	358,171
China Ocean Shipbuilding Industry Group, Ltd. (a)	9,687,200	209,911
China Oil and Gas Group, Ltd.	4,240,000	519,537
China Overseas Grand Oceans Group, Ltd. (b)	770,000	359,523
China Power New Energy Development Co., Ltd. (a)	5,040,000	325,033
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	2,754,000	227,338
China Rare Earth Holdings, Ltd. (a)(b)	1,302,000	208,238
China Shineway Pharmaceutical Group, Ltd.	361,000	548,504
China Singyes Solar Technologies Holdings, Ltd. (b)	454,000	620,711
China Travel International Investment Hong Kong, Ltd.	4,624,000	1,502,954
China Yurun Food Group, Ltd. (a)(b)	1,076,000	313,652
China ZhengTong Auto Services Holdings, Ltd.	717,500	339,637
Citic Resources Holdings, Ltd. (a)(b)	3,317,000	462,058
Citic Telecom International Holdings, Ltd.	877,000	315,596
Comba Telecom Systems Holdings, Ltd. (b)	759,082	227,145
Concord New Energy Group, Ltd. (a)	7,980,000	555,807
Dah Chong Hong Holdings, Ltd. (b)	657,000	323,710
Dawnrays Pharmaceutical Holdings, Ltd.	584,000	421,821
Digital China Holdings, Ltd.	636,000	693,993
Fufeng Group, Ltd.	941,600	570,810
Glorious Property Holdings, Ltd. (a)	2,277,000	311,312
Greatview Aseptic Packaging Co., Ltd. (b)	964,048	499,864
Guangdong Land Holdings, Ltd. (a)	1,278,000	382,425
Guotai Junan International Holdings, Ltd. (b)	1,347,000	1,198,793
Hengdeli Holdings, Ltd. (b)	2,068,400	384,171
Honghua Group, Ltd. (b)	4,258,000	494,283
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	2,207,040	526,635
Imperial Pacific International Holdings, Ltd. (a)(b)	2,057,300	360,881
Ju Teng International Holdings, Ltd.	844,000	492,049
Kingboard Laminates Holdings, Ltd. (b)	992,000	403,041
Kingdee International Software Group Co., Ltd. (a)(b)	1,172,000	491,291
Li Ning Co., Ltd. (a)(b)	2,095,749	1,189,377
Lijun International Pharmaceutical Holding Co., Ltd.	1,924,000	841,264
Maoye International Holdings, Ltd.	1,571,000	249,235
MMG, Ltd.	1,020,000	335,481
NetDragon Websoft, Inc.	247,000	542,231
Newocean Energy Holdings, Ltd. (b)	1,106,000	546,363
NVC Lighting Holdings, Ltd. (d)	2,578,000	585,225
Pacific Online, Ltd.	880,100	370,064
Poly Property Group Co., Ltd. (b)	2,001,000	973,007
Real Nutriceutical Group, Ltd.	975,000	279,180
Shougang Concord International Enterprises Co., Ltd. (a)(b)	9,066,000	409,271
Shougang Fushan Resources Group, Ltd.	2,944,000	599,960
Sichuan Expressway Co., Ltd. (Class H)	1,548,000	654,896
Sinotrans Shipping, Ltd. (a)	2,061,500	478,612
Sinotruk Hong Kong, Ltd.	528,500	315,612
Skyworth Digital Holdings, Ltd.	1,633,810	1,285,461
Springland International Holdings, Ltd.	1,285,000	392,807
Tech Pro Technology Development, Ltd. (a)(b)	1,844,400	1,489,213
Tiangong International Co., Ltd. (b)	1,632,000	265,227
Tianjin Development Holdings, Ltd.	796,000	617,042
Tianjin Port Development Holdings, Ltd.	3,880,000	835,749
Tianneng Power International, Ltd.	900,000	301,817
TPV Technology, Ltd.	1,236,000	282,175
United Energy Group, Ltd. (a)(b)	4,048,000	563,886
United Laboratories International Holdings, Ltd. (a)	920,500	430,981
V1 Group, Ltd. (a)(b)	2,166,999	170,497
Wasion Group Holdings, Ltd.	717,000	867,460
West China Cement, Ltd.	2,496,000	376,667
Yingde Gases Group Co., Ltd. (b)	1,156,500	862,186
Yip’s Chemical Holdings, Ltd.	407,580	229,206
Yuexiu Transport Infrastructure, Ltd. (b)	1,128,549	720,532

		37,402,968

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)	332,709	$490,978

INDIA — 11.4%
AIA Engineering, Ltd.	34,003	680,563
Amtek Auto, Ltd.	180,963	420,012
Anant Raj, Ltd.	524,501	334,407
Apollo Tyres, Ltd.	373,710	1,004,721
Arvind, Ltd.	189,304	791,625
Ashok Leyland, Ltd. (a)	1,228,485	1,438,897
Bajaj Finance, Ltd.	10,370	680,789
Balkrishna Industries, Ltd.	40,186	416,782
Balrampur Chini Mills, Ltd. (a)	474,524	375,714
Bata India, Ltd.	56,612	986,800
Bhushan Steel, Ltd.	138,270	144,056
Biocon, Ltd.	123,804	928,413
CESC, Ltd.	123,427	1,190,954
Coromandel International, Ltd.	160,444	688,244
Credit Analysis & Research, Ltd.	13,216	312,454
Dewan Housing Finance Corp., Ltd.	143,152	1,069,730
Dish TV India, Ltd. (a)	905,640	1,185,933
Federal Bank, Ltd.	717,707	1,514,403
Fortis Healthcare, Ltd. (a)	244,366	642,727
Gateway Distriparks, Ltd.	199,999	1,313,166
GMR Infrastructure, Ltd.	1,079,942	286,460
Godrej Industries, Ltd.	196,660	1,086,825
Gujarat Pipavav Port, Ltd. (a)	231,492	895,358
Havells India, Ltd.	335,950	1,638,650
Hexaware Technologies, Ltd.	233,674	1,167,040
Housing Development & Infrastructure, Ltd. (a)	384,363	624,931
IFCI, Ltd.	1,035,232	551,683
IIFL Holdings, Ltd.	427,655	1,218,089
India Cements, Ltd. (a)	435,624	599,685
Indiabulls Real Estate, Ltd.	489,476	511,523
Indian Hotels Co., Ltd. (a)	704,003	1,315,058
Info Edge India, Ltd.	91,161	1,223,467
Ipca Laboratories, Ltd.	70,462	715,921
IRB Infrastructure Developers, Ltd.	224,700	876,808
Jain Irrigation Systems, Ltd.	293,656	289,052
Jammu & Kashmir Bank, Ltd.	425,252	645,884
Jubilant Foodworks, Ltd. (a)	60,944	1,439,673
Just Dial, Ltd.	48,199	1,019,529
MAX India, Ltd.	212,899	1,467,096
McLeod Russel India, Ltd.	131,650	503,723
Mindtree, Ltd.	45,438	946,533
Mphasis, Ltd.	97,675	601,521
Nirvikara Paper Mills, Ltd.	4,465	3,403
Page Industries, Ltd.	2,625	575,955
PI Industries, Ltd.	38,156	369,602
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	347,916	317,999
PTC India, Ltd.	451,912	584,195
Punj Lloyd, Ltd. (a)	689,025	326,449
Rajesh Exports, Ltd.	247,017	769,890
Rolta India, Ltd.	241,521	626,560
Shree Renuka Sugars, Ltd. (a)	800,532	164,376
Shriram City Union Finance, Ltd.	6,836	214,661
Sintex Industries, Ltd.	440,879	850,320
SKS Microfinance, Ltd. (a)	222,222	1,626,151
Strides Arcolab, Ltd.	79,318	1,496,657
Sundaram Finance, Ltd.	14,424	349,737
Suzlon Energy, Ltd. (a)	1,419,284	620,272
Tata Chemicals, Ltd.	173,960	1,232,956
Tata Global Beverages, Ltd.	523,948	1,245,796
Thermax, Ltd.	62,129	1,060,927
TVS Motor Co., Ltd.	206,264	869,634
Unitech, Ltd. (a)	1,647,082	425,053
Vakrangee, Ltd.	205,949	338,141
Videocon Industries, Ltd. (a)	135,342	337,051
Voltas, Ltd.	276,828	1,237,916
Welspun Corp., Ltd.	353,850	304,481
WNS Holdings, Ltd. ADR (a)	32,845	798,790
Wockhardt, Ltd.	14,846	442,856

		52,934,727

INDONESIA — 3.3%
AKR Corporindo Tbk PT	1,869,000	732,591
Alam Sutera Realty Tbk PT	17,867,600	758,433
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,103,400	466,799
Bank Tabungan Negara Tbk PT (a)	4,443,586	426,516
Ciputra Development Tbk PT	11,166,200	1,259,667
Citra Marga Nusaphala Persada Tbk PT	732,425	140,043
Eagle High Plantations Tbk PT	2,910,600	75,242
Energi Mega Persada Tbk PT (a)	33,430,700	225,002
Gajah Tunggal Tbk PT	1,979,500	200,599
Garuda Indonesia Tbk PT (a)	9,526,800	358,485
Harum Energy Tbk PT	934,800	107,243
Indah Kiat Pulp & Paper Corp. Tbk PT	2,518,600	191,664
Indosat Tbk PT (a)	473,100	154,323
Intiland Development Tbk PT	5,907,100	259,777
Japfa Comfeed Indonesia Tbk PT	5,525,600	329,634
Kawasan Industri Jababeka Tbk PT	26,571,051	672,659
Matahari Putra Prima Tbk PT	2,654,400	803,933
Medco Energi Internasional Tbk PT	1,736,900	411,808
Mitra Adiperkasa Tbk PT	962,100	386,312
MNC Investama Tbk PT	12,543,700	286,850
MNC Sky Vision Tbk PT (a)	1,559,900	196,852
Modernland Realty Tbk PT	5,942,400	231,788
Pakuwon Jati Tbk PT	18,939,000	745,972
Pembangunan Perumahan Persero PT Tbk	4,516,500	1,310,908
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,068,200	405,964
Siloam International Hospitals Tbk PT (a)	965,600	989,602
Summarecon Agung Tbk PT	11,532,800	1,517,125
Surya Semesta Internusa Tbk PT	3,265,600	284,725
Timah Persero Tbk PT	3,964,929	288,083
Wijaya Karya Persero Tbk PT	4,097,600	1,095,305

		15,313,904

MALAYSIA — 5.0%
Aeon Co. M Bhd	1,059,100	846,479
Berjaya Auto Bhd	451,400	460,724
Berjaya Corp. Bhd	4,110,800	505,040
Berjaya Sports Toto Bhd	1,209,677	1,097,479

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Boustead Holdings Bhd	627,260	$779,100
Boustead Plantations Bhd	549,500	203,271
Bursa Malaysia Bhd	664,573	1,539,635
Cahya Mata Sarawak Bhd	449,200	545,808
Carlsberg Brewery Malay Bhd	93,100	341,379
Datasonic Group Bhd	729,600	224,583
DRB-Hicom Bhd	1,281,500	681,667
Eastern & Oriental Bhd	1,342,110	724,779
Gas Malaysia Bhd	325,600	227,705
IGB REIT	506,500	181,894
Inari Amertron Bhd	593,775	530,686
KNM Group Bhd (a)	3,319,255	578,080
KPJ Healthcare Bhd	1,160,993	1,335,448
Magnum Bhd	1,476,400	1,072,368
Malaysian Bulk Carriers Bhd	712,600	232,819
Malaysian Resources Corp. Bhd	1,673,100	564,702
Media Prima Bhd	1,603,800	736,185
Oriental Holdings Bhd	265,500	481,750
OSK Holdings Bhd	1,103,800	652,713
Padini Holdings Bhd	575,800	226,993
Parkson Holdings Bhd (a)	390,733	231,053
Pavilion Real Estate Investment Trust	794,200	328,102
POS Malaysia Bhd	703,900	1,005,436
Press Metal Bhd	713,000	637,243
Sunway Real Estate Investment Trust	3,608,200	1,529,600
TAN Chong Motor Holdings Bhd	813,500	665,561
Top Glove Corp. Bhd	807,400	1,192,515
TSH Resources Bhd	631,800	387,252
UOA Development Bhd	1,731,100	1,033,004
Wah Seong Corp. Bhd	1,317,984	441,285
WCT Holdings Bhd	1,209,050	502,751
Yinson Holdings Bhd	530,700	402,664

		23,127,753

MEXICO — 2.3%
Asesor de Activos Prisma SAPI de CV REIT (a)	384,001	396,245
Axtel SAB de CV (a)(b)	1,628,696	520,653
Banregio Grupo Financiero SAB de CV (a)	211,983	1,081,327
Bolsa Mexicana de Valores SAB de CV	567,773	966,398
Concentradora Fibra Hotelera Mexicana SA de CV (a)(b)	337,169	453,048
Consorcio ARA SAB de CV (a)(b)	1,818,144	762,620
Corp Inmobiliaria Vesta SAB de CV (b)	218,767	407,112
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Credito Real SAB de CV SOFOM	205,403	482,286
Empresas ICA SAB de CV (a)(b)	708,074	577,270
Grupo Aeromexico SAB de CV (a)(b)	101,834	175,737
Grupo Aeroportuario del Centro Norte Sab de CV (a)	225,574	1,100,014
Hoteles City Express SAB de CV (a)	133,155	203,741
Megacable Holdings SAB de CV (a)(b)	163,195	639,850
Mexico Real Estate Management SA de CV (a)	613,879	964,283
PLA Administradora Industrial S de RL de CV (a)	363,946	739,156
Prologis Property Mexico SA de CV REIT (a)	134,065	240,246
Qualitas Controladora SAB de CV (a)	144,426	258,624
TV Azteca SAB de CV (a)	1,396,357	520,623
Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	0

		10,489,233

MONACO — 0.2%
GasLog, Ltd. (b)	52,147	1,012,695

PANAMA — 0.1%
Avianca Holding SA Preference Shares	195,803	276,249

PERU — 0.4%
Ferreyros SA	2,009,661	914,514
Grana y Montero SA	99,409	153,998
Luz del Sur SAA	227,899	779,645
Minsur SA	286,701	119,362

		1,967,519

PHILIPPINES — 1.7%
Belle Corp.	2,730,400	262,656
Cebu Air, Inc.	493,770	938,936
Cosco Capital, Inc.	5,633,000	1,131,641
D&L Industries, Inc.	1,515,700	679,861
First Gen Corp.	946,300	645,686
First Philippine Holdings Corp.	313,890	674,126
Manila Water Co., Inc.	1,034,800	627,362
Philex Mining Corp.	1,155,700	188,221
Rizal Commercial Banking Corp.	385,080	388,957
Robinsons Retail Holdings, Inc.	346,340	650,840
Security Bank Corp.	371,384	1,429,039
SM Prime Holdings, Inc.	1	1
Union Bank of Philippines (a)	200,516	310,194

		7,927,520

POLAND — 2.9%
Agora SA (a)	112,669	302,808
Alior Bank SA (a)	56,031	1,231,012
Alumetal SA (a)	12,364	175,767
AmRest Holdings SE (a)	13,172	432,698
Asseco Poland SA	103,931	1,617,283
Boryszew SA (a)	171,979	282,587
CCC SA	14,566	702,656
Ciech SA	52,799	755,883
Echo Investment SA (a)	293,661	514,284
Emperia Holding SA	27,689	467,387
Eurocash SA	92,321	797,201
Fabryki Mebli Forte SA	9,151	141,941
Globe Trade Centre SA (a)	283,261	420,614
Grupa Kety SA	2,147	169,880
Grupa Lotos SA (a)	107,404	767,111
Inter Cars SA	2,882	174,790
Jastrzebska Spolka Weglowa SA (a)	56,666	258,259
KRUK SA (a)	8,146	291,980
Lubelski Wegiel Bogdanka SA	42,525	941,012
Netia SA	511,683	796,236
Orbis SA	34,305	422,536
PKP Cargo SA	14,312	333,123
Stomil Sanok SA	9,522	164,472
Synthos SA	190,473	221,042

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TVN SA (a)	213,627	$966,294
Zespol Elektrowni Patnow Adamow Konin SA	19,638	127,415

		13,476,271

QATAR — 0.4%
Al Meera Consumer Goods Co. QSC (a)	14,000	838,174
Mannai Corp. QSC	15,000	428,012
Medicare Group	12,000	468,960
Salam International Investment Co.	100,000	363,886

		2,099,032

RUSSIA — 0.3%
Aeroflot — Russian Airlines OJSC (a)	473,612	277,923
CTC Media, Inc.	67,169	265,989
DIXY Group OJSC (a)	22,440	187,813
Globaltrans Investment PLC GDR	63,612	287,526
Mechel ADR (a)	212,511	263,514

		1,282,765

SINGAPORE — 0.6%
Asian Pay Television Trust	790,500	512,900
Bumitama Agri, Ltd. (b)	332,900	243,905
Nam Cheong, Ltd. (b)	2,496,400	555,079
SIIC Environment Holdings, Ltd. (a)	5,601,300	702,357
Yanlord Land Group, Ltd. (b)	859,200	613,849

		2,628,090

SOUTH AFRICA — 6.7%
Acucap Properties, Ltd.	134,292	630,658
Adcock Ingram Holdings, Ltd. (a)(b)	228,433	980,379
AECI, Ltd.	89,944	890,810
African Bank Investments, Ltd. (a)(b)(d)	1,222,985	31,291
Aquarius Platinum, Ltd. (a)	1,519,180	200,940
ArcelorMittal South Africa, Ltd. (a)(b)	102,169	159,204
Attacq, Ltd. (a)	230,830	495,143
Aveng, Ltd. (a)(b)	387,583	359,553
AVI, Ltd.	97,114	661,654
Capital Property Fund (a)	987,430	1,140,949
Clicks Group, Ltd.	317,156	2,393,541
DataTec, Ltd.	343,474	1,700,893
Emira Property Fund	325,769	482,621
Famous Brands, Ltd.	38,273	353,787
Fountainhead Property Trust	703,455	598,006
Grindrod, Ltd.	638,960	917,603
Harmony Gold Mining Co., Ltd. (a)	259,439	452,660
Hosken Consolidated Investments, Ltd.	119,083	1,425,114
Hyprop Investments, Ltd.	56,017	545,549
Illovo Sugar, Ltd.	150,104	294,602
JSE, Ltd.	166,059	1,687,692
Lewis Group, Ltd. (b)	190,938	1,219,734
Merafe Resources, Ltd.	3,862,173	251,820
Mondi, Ltd.	130,437	2,496,079
Montauk Energy Holdings, Ltd. (a)	1	0
Mpact, Ltd.	213,007	755,952
Murray & Roberts Holdings, Ltd.	350,885	396,460
Northam Platinum, Ltd. (a)	447,102	1,701,506
Omnia Holdings, Ltd.	36,133	514,428
Pick’ n Pay Holdings, Ltd.	182,625	324,064
PPC, Ltd.	527,764	798,425
PSG Group, Ltd.	23,576	321,838
Reunert, Ltd.	241,662	1,197,116
SA Corporate Real Estate Fund Nominees Pty, Ltd.	3,895,868	1,575,550
Sun International, Ltd.	112,094	1,165,694
Super Group, Ltd. (a)	355,850	1,020,595
Wilson Bayly Holmes-Ovcon, Ltd.	86,081	800,474

		30,942,384

TAIWAN — 31.4%
A-DATA Technology Co., Ltd. (b)	269,652	458,469
Ability Enterprise Co., Ltd.	556,000	312,739
AcBel Polytech, Inc.	311,000	330,481
Accton Technology Corp.	1,241,341	644,672
Adlink Technology, Inc. (b)	104,719	268,742
Advanced Ceramic X Corp.	58,642	288,618
Advanced International Multitech Co., Ltd.	185,000	149,585
AGV Products Corp. (a)	1,622,926	419,606
Airtac International Group (b)	104,000	834,260
Alpha Networks, Inc.	488,348	327,750
Altek Corp. (a)	207,516	242,400
AmTRAN Technology Co., Ltd.	857,717	474,225
Anpec Electronics Corp.	224,055	257,423
Arcadyan Technology Corp.	282,172	387,772
Asia Optical Co., Inc. (a)	208,540	292,916
Asia Polymer Corp.	515,588	348,504
Asrock, Inc.	92,000	223,752
Aten International Co., Ltd.	210,000	608,725
Basso Industry Corp.	510,000	803,547
BES Engineering Corp.	2,489,356	603,046
Capital Securities Corp.	2,365,730	774,967
Career Technology Co., Ltd.	237,726	243,120
Casetek Holdings, Ltd. (b)	178,000	961,393
Cathay No. 1 REIT	1,075,000	625,967
Cathay Real Estate Development Co., Ltd.	1,777,904	1,031,287
Center Laboratories, Inc. (b)	167,000	467,002
Chang Wah Electromaterials, Inc. (b)	104,577	287,094
Charoen Pokphand Enterprise (b)	637,887	590,183
Cheng Loong Corp.	1,465,128	580,620
Cheng Uei Precision Industry Co., Ltd.	327,915	607,832
Chien Kuo Construction Co., Ltd.	543,501	202,358
Chin-Poon Industrial Co.	207,000	417,440
China Airlines, Ltd. (a)	500,000	256,472
China Bills Finance Corp.	870,394	328,241
China Chemical & Pharmaceutical Co., Ltd.	626,000	408,130
China Manmade Fibers Corp. (a)(b)	1,532,904	529,094
China Motor Corp. (b)	845,000	731,847
China Petrochemical Development Corp. (a)(b)	1,566,575	553,233
China Steel Chemical Corp. (b)	210,000	996,644
China Synthetic Rubber Corp.	626,452	649,676
Chipbond Technology Corp.	417,000	880,911
ChipMOS TECHNOLOGIES Bermuda, Ltd.	39,981	985,931
Chong Hong Construction Co., Ltd.	268,453	543,941

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Chroma ATE, Inc. (b)	315,680	$783,903
Chung Hung Steel Corp. (a)	875,239	197,761
Clevo Co.	521,265	811,301
CMC Magnetics Corp. (a)	2,070,719	277,287
Coretronic Corp. (a)	388,065	594,066
CTCI Corp.	724,000	1,193,941
CyberTAN Technology, Inc.	518,210	389,196
D-Link Corp. (a)	1,036,242	559,683
Darwin Precisions Corp. (a)	797,576	474,110
Dynapack International Technology Corp.	89,000	219,016
E Ink Holdings, Inc. (a)(b)	748,000	344,238
Eclat Textile Co., Ltd.	161,000	2,117,338
Elan Microelectronics Corp.	590,899	1,010,326
Elite Material Co., Ltd.	509,782	873,260
Elite Semiconductor Memory Technology, Inc.	304,674	486,368
eMemory Technology, Inc. (b)	63,000	685,570
ENG Electric Co., Ltd.	277,086	203,675
Epistar Corp.	933,572	1,503,740
Eternal Materials Co., Ltd.	830,099	890,055
Eva Airways Corp. (a)(b)	1,387,069	1,017,361
Everlight Chemical Industrial Corp. (b)	548,712	520,829
Everlight Electronics Co., Ltd. (b)	500,503	1,134,090
Excelsior Medical Co., Ltd.	195,660	323,286
Far Eastern Department Stores, Ltd.	829,490	701,183
Far Eastern International Bank	2,972,584	1,035,512
Faraday Technology Corp.	612,976	891,352
Farglory Land Development Co., Ltd.	222,464	256,662
Feng Hsin Iron & Steel Co., Ltd.	509,270	639,639
Feng TAY Enterprise Co., Ltd.	315,168	1,898,663
Firich Enterprises Co., Ltd.	148,000	503,739
FLEXium Interconnect, Inc. (b)	210,549	606,279
Formosa Taffeta Co., Ltd.	1,042,000	1,097,280
Formosan Rubber Group, Inc.	739,124	749,990
FSP Technology, Inc.	452,184	362,007
Gemtek Technology Corp.	415,234	306,549
GeoVision, Inc. (b)	104,321	391,746
Gigabyte Technology Co., Ltd.	382,000	473,685
Gigastorage Corp. (a)(b)	407,114	359,754
Ginko International Co., Ltd. (b)	54,000	621,285
Gintech Energy Corp. (a)(b)	405,806	280,135
Global Unichip Corp.	104,669	277,645
Gloria Material Technology Corp.	541,913	355,906
Goldsun Development & Construction Co., Ltd. (a)	1,975,041	665,921
Grand Pacific Petrochemical	1,103,000	623,941
Grape King, Inc.	208,000	900,735
Great Wall Enterprise Co.	937,867	786,801
HannStar Display Corp. (b)	2,038,599	446,290
HannsTouch Solution, Inc. (a)	953,000	194,925
Hey Song Corp.	440,770	533,882
Highwealth Construction Corp.	809,100	1,913,499
Himax Technologies, Inc. ADR (b)	82,032	519,263
Ho Tung Chemical Corp. (a)(b)	1,764,482	515,416
Hong TAI Electric Industrial	1,043,000	355,000
Huaku Development Co., Ltd.	331,260	677,553
Huang Hsiang Construction Co.	312,484	441,912
I-Sheng Electric Wire & Cable Co., Ltd.	402,000	590,345
Ibase Technology, Inc. (b)	343,428	664,027
Ichia Technologies, Inc.	183,000	181,011
ITE Technology, Inc.	270,887	341,098
Jess-Link Products Co., Ltd.	278,974	359,751
Jih Sun Financial Holdings Co., Ltd.	1,792,971	477,323
KEE TAI Properties Co., Ltd.	1,087,076	684,417
Kenda Rubber Industrial Co., Ltd.	626,313	1,227,005
Kerry TJ Logistics Co., Ltd.	521,000	648,544
King Slide Works Co., Ltd.	69,000	1,040,844
King Yuan Electronics Co., Ltd.	1,442,656	1,311,715
King’s Town Bank	1,461,000	1,398,432
Kinpo Electronics (a)	1,318,371	602,515
Kinsus Interconnect Technology Corp.	206,030	661,745
Kuoyang Construction Co., Ltd.	960,527	425,161
KYE Systems Corp.	673,413	244,271
LCY Chemical Corp. (b)	529,862	282,796
Lingsen Precision Industries, Ltd.	800,694	369,768
Long Bon International Co., Ltd.	432,000	316,165
Longwell Co.	315,000	331,711
Lumax International Corp., Ltd.	208,358	410,856
Lung Yen Life Service Corp.	208,000	546,424
Macronix International Co., Ltd. (a)	3,291,170	801,493
Makalot Industrial Co., Ltd.	210,646	1,514,712
Masterlink Securities Corp.	1,617,477	542,777
Medigen Biotechnology Corp. (a)(b)	92,000	410,163
Mercuries & Associates Holding, Ltd.	541,835	401,744
Merry Electronics Co., Ltd. (b)	104,000	334,036
Micro-Star International Co., Ltd.	622,000	738,488
Microbio Co., Ltd. (a)(b)	583,723	487,835
MIN AIK Technology Co., Ltd.	170,000	638,383
Mirle Automation Corp.	713,195	667,837
Mitac Holdings Corp.	762,999	592,550
Motech Industries, Inc. (b)	312,885	423,480
Nan Kang Rubber Tire Co., Ltd.	849,204	831,835
Nantex Industry Co., Ltd.	675,881	369,369
Neo Solar Power Corp. (b)	509,436	450,987
Newmax Technology Co., Ltd.	115,499	134,361
Nien Hsing Textile Co., Ltd.	405,938	355,471
Oriental Union Chemical Corp.	867,500	765,197
Pan-International Industrial Co., Ltd.	544,539	320,215
Parade Technologies, Ltd.	64,000	603,388
PChome Online, Inc.	60,617	788,467
Phison Electronics Corp.	104,837	871,129
Phytohealth Corp. (a)(b)	311,511	314,099
PixArt Imaging, Inc.	104,060	347,532
Portwell, Inc.	215,000	382,039
Powertech Technology, Inc. (a)	626,000	1,078,344
President Securities Corp.	1,385,850	721,935
Primax Electronics, Ltd.	381,000	523,586
Prime Electronics Satellitics, Inc.	414,803	163,721
Prince Housing Development Corp.	1,962,996	812,426
Promate Electronic Co., Ltd.	513,000	643,504
Qisda Corp. (a)	1,562,641	711,653
Radiant Opto-Electronics Corp.	375,331	1,168,336
Radium Life Tech Co., Ltd. (a)	981,187	507,997
Realtek Semiconductor Corp.	409,053	1,307,296
RichTek Technology Corp.	105,477	578,118

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ritek Corp. (a)(b)	2,471,596	$260,667
Sampo Corp.	1,841,527	809,236
Sanyang Industry Co., Ltd. (a)(b)	607,945	509,049
ScinoPharm Taiwan, Ltd. (b)	265,917	421,099
Senao International Co., Ltd.	176,911	261,211
Sercomm Corp.	313,000	675,216
Shinkong Insurance Co., Ltd.	590,841	462,627
Shinkong Synthetic Fibers Corp.	2,377,796	816,916
Sigurd Microelectronics Corp.	720,694	694,437
Silicon Integrated Systems Corp. (a)(b)	1,003,000	272,147
Silicon Motion Technology Corp. ADR (b)	29,678	797,745
Simplo Technology Co., Ltd.	210,129	1,057,696
Sinbon Electronics Co., Ltd.	604,000	984,468
Sinmag Equipment Corp.	105,614	622,748
Sino-American Silicon Products, Inc. (a)	484,058	731,734
Sinon Corp.	1,257,662	681,284
Sinphar Pharmaceutical Co., Ltd. (b)	404,346	496,871
Sinyi Realty Co.	687,321	755,636
Soft-World International Corp.	100,848	277,501
Solar Applied Materials Technology Corp.	420,090	355,110
Solartech Energy Corp. (a)(b)	427,207	268,967
St. Shine Optical Co., Ltd. (b)	57,000	919,942
Standard Foods Corp.	520,539	1,340,858
Systex Corp.	320,000	582,934
Ta Chong Bank Co., Ltd. (a)	2,813,255	957,532
Taichung Commercial Bank	2,563,564	872,546
Taiflex Scientific Co., Ltd. (b)	335,725	515,014
Tainan Enterprises Co., Ltd.	388,000	372,004
Tainan Spinning Co., Ltd.	1,756,540	912,233
Taisun Enterprise Co., Ltd. (a)	862,549	344,579
Taiwan Acceptance Corp.	313,000	778,249
Taiwan Business Bank (a)	4,564,448	1,385,818
Taiwan Cogeneration Corp.	622,469	539,115
Taiwan Fertilizer Co., Ltd.	278,000	481,547
Taiwan Fire & Marine Insurance Co.	415,004	298,421
Taiwan Hon Chuan Enterprise Co., Ltd. (b)	378,027	729,717
Taiwan Land Development Corp.	1,197,276	598,829
Taiwan Life Insurance Co., Ltd. (a)	539,025	450,479
Taiwan Secom Co., Ltd.	388,961	1,050,406
Taiwan Surface Mounting Technology Co., Ltd.	401,246	504,603
Taiyen Biotech Co., Ltd. (b)	405,979	342,533
Tatung Co., Ltd. (a)	3,063,691	825,405
Test-Rite International Co.	541,896	359,359
Thye Ming Industrial Co., Ltd.	509,218	634,692
Ton Yi Industrial Corp. (b)	415,000	289,134
Tong Hsing Electronic Industries, Ltd.	103,327	356,642
Tong Yang Industry Co., Ltd.	490,872	574,174
Topco Scientific Co., Ltd.	381,520	754,749
Transcend Information, Inc.	279,484	991,458
Tripod Technology Corp.	518,353	1,043,664
TSRC Corp. (b)	625,028	668,175
TTY Biopharm Co., Ltd. (b)	273,436	560,155
Tung Ho Steel Enterprise Corp.	950,258	719,754
Tung Thih Electronic Co., Ltd.	110,893	450,093
TXC Corp.	510,120	652,934
U-Ming Marine Transport Corp. (b)	477,000	705,820
Unimicron Technology Corp.	1,023,000	663,691
Unity Opto Technology Co., Ltd. (a)	413,307	419,383
Unizyx Holding Corp.	559,694	297,824
UPC Technology Corp.	887,914	326,335
USI Corp.	1,130,318	585,208
Ve Wong Corp.	541,604	411,958
Visual Photonics Epitaxy Co., Ltd.	447,162	560,203
Wafer Works Corp. (a)(b)	466,872	205,907
Wah Hong Industrial Corp.	212,083	208,084
Walsin Lihwa Corp. (a)	3,244,000	1,000,467
Wan Hai Lines, Ltd.	1,160,320	1,431,395
Waterland Financial Holdings Co., Ltd.	2,278,311	629,830
Wei Chuan Food Corp. (b)	285,899	228,884
Weikeng Industrial Co., Ltd.	417,628	312,320
Winbond Electronics Corp. (a)	2,766,730	910,748
Wistron NeWeb Corp.	210,231	483,081
WUS Printed Circuit Co., Ltd. (b)	876,000	495,532
Yageo Corp. (a)	593,640	1,223,707
Yang Ming Marine Transport Corp. (a)(b)	1,674,788	963,445
YFY, Inc.	2,160,941	870,178
Yieh Phui Enterprise Co., Ltd.	1,854,296	560,615
Young Optics, Inc.	104,242	206,885
Yungtay Engineering Co., Ltd. (b)	429,000	996,750
Zenitron Corp.	572,348	348,457
Zinwell Corp.	507,674	522,439

		144,984,849

THAILAND — 4.1%
Bangkok Expressway PCL NVDR	658,300	788,989
Bangkokland PCL NVDR	14,449,700	666,089
Central Plaza Hotel PCL NVDR (b)	444,100	446,966
Chularat Hospital PCL NVDR	319,900	192,687
Dynasty Ceramic PCL NVDR	2,091,200	404,873
Esso Thailand PCL NVDR (a)	960,400	174,135
GFPT PCL	289,000	101,248
Hana Microelectronics PCL	1,434,560	1,939,786
Hemaraj Land and Development PCL NVDR (b)	6,122,300	842,898
Ichitan Group PCL NVDR (b)	1,445,200	937,115
Jasmine International PCL NVDR (b)	5,571,100	984,445
Kiatnakin Bank PCL NVDR	487,100	583,801
LPN Development PCL ADR NVDR	864,500	446,331
Major Cineplex Group PCL NVDR	235,500	237,020
MBK PCL NVDR	615,900	264,985
MK Restaurants Group PCL NVDR	673,900	1,190,819
Precious Shipping PCL (a)	391,600	172,092
Robinson Department Store PCL NVDR (b)	351,400	512,953
Siam Global House PCL NVDR	880,571	251,669
Sino Thai Engineering & Construction PCL NVDR	820,000	536,755
Sri Trang Agro-Industry PCL NVDR	480,200	177,087
Supalai PCL NVDR	483,000	319,130
Thai Airways International PCL NVDR (a)	850,100	282,148
Thai Vegetable Oil PCL NVDR	447,800	297,249

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Thaicom PCL NVDR	667,900	$713,261
Thanachart Capital PCL	1,765,264	1,885,154
Thoresen Thai Agencies PCL	3,472,206	1,419,187
Tisco Financial Group PCL	308,603	433,884
TTW PCL	1,636,400	573,293
VGI Global Media PCL NVDR	3,806,712	637,572
WHA Corp. PCL NVDR	493,350	477,582

		18,891,203

TURKEY — 1.9%
Akfen Holding AS	96,207	223,798
Albaraka Turk Katilim Bankasi	1,624,772	1,076,298
Aygaz AS	120,763	441,844
Dogan Sirketler Grubu Holdings AS (a)(b)	988,621	232,258
GSD Holding (a)(b)	482,679	312,305
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (a)(b)	1,442,827	933,545
Koza Altin Isletmeleri AS (b)	104,236	1,130,077
NET Holding AS (a)	277,227	412,130
Pegasus Hava Tasimaciligi AS (a)(b)	40,691	380,034
Petkim Petrokimya Holding AS	1,096,542	1,461,212
Sekerbank TAS (a)	1,088,708	700,228
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	3	1
Tekfen Holding AS (a)	146,167	264,581
Torunlar Gayrimenkul Yatirim Ortakligi AS	198,841	299,429
Turkiye Sinai Kalkinma Bankasi AS	859,478	658,718
Yazicilar Holding AS (Class A)	26,339	219,111

		8,745,569

UNITED ARAB EMIRATES — 0.8%
Air Arabia PJSC	1,900,000	734,569
Al Waha Capital PJSC (a)	1,150,000	895,477
Dana Gas PJSC (a)	3,150,000	343,053
Drake & Scull International PJSC (a)	1,668,076	304,286
Eshraq Properties Co. PJSC (a)	2,369,565	387,089
Exillon Energy PLC (a)	77,639	149,832
National Central Cooling Co. PJSC	700,000	205,832
RAK Properties PJSC	2,800,000	487,898

		3,508,036

TOTAL COMMON STOCKS —
(Cost $559,915,115)		460,738,644

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
JHSF Participacoes SA (expiring 4/13/15) (a)	31,649	198

INDIA — 0.0% (f)
GMR Infrastructure, Ltd. (expired 3/11/15) (a)	231,416	5,917

MALAYSIA — 0.0% (f)
KNM Group Bhd (expiring 4/13/15) (a)	663,851	26,887

THAILAND — 0.0% (f)
Thoresen Thai Agencies PCL (expired 2/5/15) (a)(d)	68,420	0

TOTAL RIGHTS —
(Cost $0)		33,002

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eastern & Oriental Bhd (expiring 7/21/19) (a)	244,020	28,003
Inari Amertron Bhd (expiring 2/17/20) (a)	65,975	26,009

		54,012

THAILAND — 0.0% (f)
Thoresen Thai Agencies PCL (expiring 2/28/19) (a)(d)	337,542	0
WHA Corp. PCL (expiring 3/4/20) (a)	45,133	10,818

		10,818

TOTAL WARRANTS —
(Cost $0)		64,830

SHORT TERM INVESTMENTS — 6.3%
UNITED STATES — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	28,727,164	28,727,164
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	453,970	453,970

TOTAL SHORT TERM INVESTMENT —
(Cost $29,181,134)		29,181,134

TOTAL INVESTMENTS — 106.0%
(Cost $589,096,249)		490,017,610
OTHER ASSETS & LIABILITIES — (6.0)%		(27,690,876)

NET ASSETS — 100.0%		$462,326,734

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.4%
Astro Japan Property Group	122,231	$466,892
BGP Holdings PLC (a)(b)	1,313,937	0
BWP Trust	960,675	2,201,723
Charter Hall Retail REIT	607,812	1,992,010
Dexus Property Group	1,791,629	10,374,861
Goodman Group	3,065,164	14,869,366
GPT Group	3,464,390	12,095,059
Investa Office Fund	1,201,501	3,579,759
Novion Property Group	4,687,341	8,988,046
Scentre Group	10,468,210	29,909,491
Westfield Corp.	3,758,292	27,419,459

		111,896,666

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd. (a)	240,348	1,123,140
BUWOG AG (a)	101,030	2,073,553
CA Immobilien Anlagen AG (a)(c)	160,681	3,013,096
IMMOFINANZ AG (a)(c)	2,096,632	6,163,127

		12,372,916

BELGIUM — 0.3%
Befimmo SA	36,975	2,509,744
Cofinimmo SA	33,933	3,977,866

		6,487,610

BRAZIL — 0.2%
BR Malls Participacoes SA	902,126	4,781,457

CANADA — 4.3%
Artis REIT	132,204	1,563,692
Boardwalk REIT	51,311	2,388,301
Brookfield Asset Management, Inc. (Class A)	1,129,391	60,406,590
Calloway REIT	133,073	3,057,579
Canadian Apartment Properties REIT	109,716	2,529,575
Canadian REIT	70,897	2,603,569
Chartwell Retirement Residences	172,056	1,679,125
Crombie Real Estate Investment Trust	128,234	1,364,859
First Capital Realty, Inc. (c)	198,915	3,098,771
H&R REIT	268,189	4,940,268
RioCan REIT	302,691	6,923,773

		90,556,102

CHINA — 1.1%
Hongkong Land Holdings, Ltd.	2,312,000	17,455,600
Kerry Properties, Ltd.	1,408,635	4,896,488

		22,352,088

FRANCE — 4.5%
Fonciere Des Regions (d)(e)	89,975	8,906,675
Fonciere Des Regions (a)(c)(e)	5,325	513,285
Gecina SA	71,073	9,606,430
Klepierre	410,438	20,140,621
Mercialys SA REIT	110,748	2,811,225
Unibail-Rodamco SE	192,795	51,982,855

		93,961,091

HONG KONG — 3.2%
Champion REIT	5,166,462	2,458,935
Hang Lung Group, Ltd.	1,815,996	8,280,026
Hang Lung Properties, Ltd.	4,497,018	12,644,700
Hysan Development Co., Ltd.	1,379,731	6,050,632
Link REIT	4,505,682	27,778,952
Prosperity REIT	2,534,000	921,686
Wheelock & Co., Ltd.	1,597,016	8,167,326

		66,302,257

ITALY — 0.1%
Beni Stabili SpA (c)	1,878,448	1,472,740
Immobiliare Grande Distribuzione SpA	592,487	591,788

		2,064,528

JAPAN — 8.8%
Activia Properties, Inc.	501	4,382,314
Aeon Mall Co., Ltd.	231,100	4,586,350
Daibiru Corp.	117,500	1,214,926
Daiwa Office Investment Corp. (c)	558	3,015,084
Frontier Real Estate Investment Corp.	914	4,351,837
Fukuoka REIT Corp.	1,215	2,269,418
Global One Real Estate Investment Corp.	381	1,315,272
Hankyu REIT, Inc.	1,059	1,337,824
Heiwa Real Estate Co., Ltd.	74,400	1,047,214
Hoshino Resorts REIT, Inc.	83	1,018,770
Hulic Co., Ltd. (c)	760,400	8,566,191
Hulic Reit, Inc. (c)	1,505	2,315,385
Japan Excellent, Inc.	2,445	3,194,759
Japan Prime Realty Investment Corp.	1,637	5,644,357
Japan Real Estate Investment Corp.	2,461	11,594,455
Japan Retail Fund Investment Corp.	4,765	9,480,334
Kenedix Office Investment Corp.	765	4,197,373
Kenedix Residential Investment Corp. (c)	699	2,171,169
Mitsui Fudosan Co., Ltd.	1,954,000	57,507,967
Mori Hills REIT Investment Corp.	2,338	3,300,591
Mori Trust Sogo REIT, Inc.	2,049	4,247,500
Nippon Building Fund, Inc.	2,779	13,671,962
Nomura Real Estate Office Fund, Inc.	746	3,626,583
NTT Urban Development Corp.	217,900	2,183,997
Orix JREIT, Inc.	4,367	6,263,281
Premier Investment Corp. (c)	455	2,621,680
Tokyu Fudosan Holdings Corp.	1,012,100	6,920,342
Tokyu REIT, Inc.	1,829	2,374,612
Top REIT, Inc.	352	1,466,116
United Urban Investment Corp.	5,241	8,176,703

		184,064,366

NETHERLANDS — 0.5%
Eurocommercial Properties NV	85,827	3,931,860
VastNed Retail NV	37,809	1,851,469
Wereldhave NV	68,609	4,605,378

		10,388,707

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,573,210	1,344,915

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Goodman Property Trust	2,026,152	$1,815,697
Kiwi Income Property Group, Ltd.	2,217,422	2,153,384
Precinct Properties New Zealand, Ltd. (c)	1,927,884	1,698,722

		7,012,718

PHILIPPINES — 0.9%
Ayala Land, Inc.	11,521,300	9,923,267
SM Prime Holdings, Inc.	19,272,100	8,614,241

		18,537,508

SINGAPORE — 3.1%
Ascendas REIT	4,044,169	7,636,070
Cambridge Industrial Trust	2,384,871	1,234,423
CapitaCommercial Trust (c)	4,099,282	5,274,647
CapitaLand, Ltd. (c)	5,119,900	13,362,428
CapitaMall Trust	5,135,260	8,236,183
Frasers Commercial Trust	972,583	1,063,552
Global Logistic Properties, Ltd.	6,082,300	11,750,452
Guocoland, Ltd. (c)	606,799	805,114
Keppel REIT (c)	3,416,600	2,988,933
Mapletree Logistics Trust	2,944,473	2,672,501
Starhill Global REIT	2,777,524	1,690,772
Suntec REIT (c)	4,947,274	6,690,379
United Industrial Corp., Ltd.	391,979	980,162

		64,385,616

SOUTH AFRICA — 0.7%
Capital Property Fund (a)	3,054,591	3,529,497
Fountainhead Property Trust	1,013,489	861,565
Growthpoint Properties, Ltd. REIT	3,476,618	8,226,525
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,918,371	1,180,235

		13,797,822

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(b)	178	0

SWEDEN — 0.9%
Castellum AB	341,831	5,164,694
Fabege AB (c)	275,167	3,950,078
Great Portland Estates PLC	680,068	8,192,593
Kungsleden AB	318,622	2,466,129

		19,773,494

SWITZERLAND — 0.8%
PSP Swiss Property AG (a)	76,154	7,185,745
Swiss Prime Site AG (a)	118,796	10,334,873

		17,520,618

THAILAND — 0.2%
Central Pattana PCL NVDR	2,703,040	3,551,166

UNITED KINGDOM — 5.9%
Big Yellow Group PLC	297,313	2,857,816
British Land Co. PLC	2,011,501	24,859,078
Capital & Counties Properties PLC	1,469,988	8,746,253
Derwent London PLC	211,389	10,744,758
Grainger PLC	829,337	2,539,866
Hammerson PLC	1,540,962	15,212,272
Intu Properties PLC	1,853,713	9,576,399
Land Securities Group PLC	1,574,484	29,286,659
Segro PLC	1,467,589	9,082,739
Shaftesbury PLC	549,212	6,771,115
Workspace Group PLC	235,526	2,987,662

		122,664,617

UNITED STATES — 57.9%
Acadia Realty Trust	133,430	4,654,038
Alexandria Real Estate Equities, Inc.	141,505	13,873,150
American Campus Communities, Inc.	220,121	9,436,587
American Homes 4 Rent (Class A)	278,201	4,604,227
Apartment Investment & Management Co. (Class A)	306,212	12,052,504
Ashford Hospitality Prime, Inc.	44,916	753,241
Ashford Hospitality Trust, Inc.	173,130	1,665,511
Associated Estates Realty Corp.	114,824	2,833,856
AvalonBay Communities, Inc.	259,642	45,242,618
BioMed Realty Trust, Inc.	392,538	8,894,911
Boston Properties, Inc.	301,249	42,319,460
Brandywine Realty Trust	354,317	5,661,986
Brixmor Property Group, Inc.	268,309	7,123,604
Camden Property Trust	170,340	13,308,664
CBL & Associates Properties, Inc.	336,538	6,663,452
Cedar Realty Trust, Inc.	139,405	1,044,143
Columbia Property Trust, Inc.	247,025	6,674,615
Corporate Office Properties Trust	182,725	5,368,461
Cousins Properties, Inc.	410,927	4,355,826
CubeSmart	323,170	7,804,555
DCT Industrial Trust, Inc.	174,049	6,032,538
DDR Corp. (c)	588,183	10,951,967
DiamondRock Hospitality Co.	394,964	5,580,841
Digital Realty Trust, Inc. (c)	266,281	17,563,895
Douglas Emmett, Inc.	269,474	8,033,020
Duke Realty Corp.	681,069	14,826,872
DuPont Fabros Technology, Inc. (c)	131,045	4,282,551
EastGroup Properties, Inc.	63,539	3,821,235
Education Realty Trust, Inc.	94,166	3,331,593
Equity Commonwealth (a)	254,781	6,764,436
Equity Lifestyle Properties, Inc.	157,701	8,665,670
Equity One, Inc.	154,020	4,110,794
Equity Residential	715,469	55,706,416
Essex Property Trust, Inc.	128,013	29,430,189
Extra Space Storage, Inc.	217,209	14,676,812
Federal Realty Investment Trust (c)	134,899	19,858,482
FelCor Lodging Trust, Inc.	220,171	2,529,765
First Industrial Realty Trust, Inc.	216,617	4,642,102
First Potomac Realty Trust	116,733	1,387,955
Forest City Enterprises, Inc. (Class A) (a)	331,928	8,470,803
Franklin Street Properties Corp.	180,365	2,312,279
General Growth Properties, Inc.	1,235,445	36,507,400
HCP, Inc.	905,984	39,147,569
Health Care REIT, Inc.	688,498	53,262,205
Healthcare Realty Trust, Inc.	194,979	5,416,517
Hersha Hospitality Trust	393,645	2,546,883
Highwoods Properties, Inc.	181,642	8,315,571
Home Properties, Inc.	113,438	7,860,119
Hospitality Properties Trust	296,556	9,783,382
Host Hotels & Resorts, Inc.	1,489,443	30,056,960
Inland Real Estate Corp.	173,864	1,858,606
Kilroy Realty Corp.	169,655	12,922,621
Kimco Realty Corp.	810,920	21,773,202

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Kite Realty Group Trust	163,574	$4,607,880
LaSalle Hotel Properties	220,982	8,587,361
Liberty Property Trust	293,937	10,493,551
LTC Properties, Inc.	69,849	3,213,054
Macerich Co.	276,763	23,339,424
Mack-Cali Realty Corp.	167,956	3,238,192
Mid-America Apartment Communities, Inc.	148,889	11,504,653
New York REIT, Inc. (c)	324,687	3,402,720
Parkway Properties, Inc.	166,496	2,888,706
Pebblebrook Hotel Trust	141,207	6,576,010
Pennsylvania Real Estate Investment Trust	137,957	3,204,741
Piedmont Office Realty Trust, Inc. (Class A)	304,979	5,675,659
Post Properties, Inc.	107,680	6,130,222
ProLogis, Inc.	1,006,900	43,860,564
PS Business Parks, Inc.	38,892	3,229,592
Public Storage	285,943	56,370,803
Ramco-Gershenson Properties Trust	152,587	2,838,118
Regency Centers Corp.	185,707	12,635,504
Rexford Industrial Realty, Inc.	106,566	1,684,808
Rouse Properties, Inc. (c)	68,633	1,301,282
Saul Centers, Inc.	22,604	1,292,949
Senior Housing Properties Trust	462,941	10,272,661
Silver Bay Realty Trust Corp.	74,549	1,204,712
Simon Property Group, Inc.	612,437	119,817,175
SL Green Realty Corp.	193,883	24,890,700
Sovran Self Storage, Inc.	69,680	6,545,739
Strategic Hotels & Resorts, Inc. (a)	540,858	6,722,865
Sun Communities, Inc.	99,604	6,645,579
Sunstone Hotel Investors, Inc.	408,306	6,806,461
Tanger Factory Outlet Centers, Inc.	185,211	6,513,871
Taubman Centers, Inc.	125,299	9,664,312
UDR, Inc.	508,630	17,308,679
Universal Health Realty Income Trust	25,555	1,437,469
Urban Edge Properties	173,239	4,105,764
Ventas, Inc. (c)	650,392	47,491,624
Vornado Realty Trust	343,576	38,480,512
Washington Real Estate Investment Trust (c)	133,683	3,693,661
Weingarten Realty Investors	222,432	8,003,103
WP GLIMCHER, Inc.	365,952	6,085,782

		1,208,533,121

TOTAL COMMON STOCKS —
(Cost $1,813,559,480)		2,081,004,468

RIGHTS — 0.0% (d)
NEW ZEALAND — 0.0% (d)
Precinct Properties New Zealand, Ltd. (expired 3/18/15) (a) (Cost $0)	230,235	4,316

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	23,964,755	23,964,755
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	12,180,544	12,180,544

TOTAL SHORT TERM INVESTMENT —
(Cost $36,145,299)		36,145,299

TOTAL INVESTMENTS — 101.4%
(Cost $1,849,704,779)		2,117,154,083
OTHER ASSETS & LIABILITIES — (1.4)%		(28,705,127)

NET ASSETS — 100.0%		$2,088,448,956

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	A portion of the security was on loan at March 31, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	9,121	$58,740
Automotive Holdings Group, Ltd.	11,117	35,670
Crown Resorts, Ltd. (a)	8,162	83,367
Fairfax Media, Ltd.	38,447	28,050
Tatts Group, Ltd.	24,050	73,124

		278,951

BELGIUM — 0.2%
S.A. D’Ieteren NV	803	28,132

CANADA — 4.8%
Amaya, Inc. (a)(b)	676	15,852
Canadian Tire Corp., Ltd. (Class A)	1,102	112,271
Gildan Activewear, Inc.	2,676	78,896
Magna International, Inc.	3,964	211,925
Restaurant Brands International, Inc.	651	24,961
Shaw Communications, Inc. (Class B) (a)	3,650	81,905
Thomson Reuters Corp.	3,651	148,029

		673,839

DENMARK — 0.4%
Pandora A/S	641	58,378

FINLAND — 0.3%
Nokian Renkaat Oyj (a)	979	29,283
Sanoma Oyj	2,489	13,713

		42,996

FRANCE — 9.6%
Accor SA	1,461	76,227
Christian Dior SE	330	62,289
Compagnie Generale des Etablissements Michelin	1,458	145,017
Havas SA	5,997	45,472
Hermes International	262	92,408
Kering	617	120,471
Lagardere SCA	1,137	34,119
LVMH Moet Hennessy Louis Vuitton SE	1,611	284,015
Peugeot SA (b)	4,116	68,917
Publicis Groupe SA	941	72,594
Renault SA	1,381	125,730
Sodexo SA	1,028	100,239
Valeo SA	525	78,403
Vivendi SA	1,500	37,254

		1,343,155

GERMANY — 11.9%
adidas AG	1,616	127,895
Bayerische Motoren Werke AG	2,296	287,154
Continental AG	472	111,676
Daimler AG	5,865	565,210
Kabel Deutschland Holding AG (b)	264	34,308
Porsche Automobil Holding SE Preference Shares	678	66,606
ProSiebenSat.1 Media AG	1,013	49,725
TUI AG	5,611	98,872
Volkswagen AG	323	83,274
Volkswagen AG Preference Shares	902	240,104

		1,664,824

HONG KONG — 3.1%
Esprit Holdings, Ltd. (a)	11,382	11,554
Fairwood Holdings, Ltd.	14,000	36,476
Galaxy Entertainment Group, Ltd.	14,000	63,743
Giordano International, Ltd.	70,000	34,219
Global Brands Group Holding, Ltd. (b)	54,000	10,587
Li & Fung, Ltd.	54,000	52,725
Pico Far East Holdings, Ltd.	94,000	21,702
Sands China, Ltd.	20,800	86,118
Shangri-La Asia, Ltd.	14,500	19,937
SJM Holdings, Ltd. (a)	21,000	27,465
Techtronic Industries Co., Ltd.	13,500	45,621
Wynn Macau, Ltd. (a)	13,600	29,434

		439,581

IRELAND — 0.2%
Paddy Power PLC	259	22,173

ITALY — 0.9%
Gtech Spa (a)	2,099	41,592
Mediaset SpA (b)	7,178	32,795
Pirelli & C. SpA	3,066	50,908

		125,295

JAPAN — 35.6%
Aisin Seiki Co., Ltd.	2,000	72,712
Aoyama Trading Co., Ltd.	1,900	62,026
Asics Corp.	700	19,087
Bandai Namco Holdings, Inc.	3,400	66,285
Benesse Holdings, Inc.	1,400	44,128
Bookoff Corp.	1,300	9,691
Bridgestone Corp.	5,500	220,871
Can Do Co., Ltd. (a)	700	9,187
Casio Computer Co., Ltd. (a)	3,400	64,612
Denso Corp.	2,700	123,445
Dentsu, Inc.	2,700	115,947
Fast Retailing Co., Ltd. (a)	588	227,968
Fuji Corp., Ltd. (a)	2,700	14,949
Fuji Heavy Industries, Ltd.	6,400	212,986
GLOBERIDE, Inc.	7,000	11,207
Gunze, Ltd.	13,000	34,797
Haseko Corp.	1,500	14,659
Honda Motor Co., Ltd.	9,400	305,926
Isetan Mitsukoshi Holdings, Ltd.	4,500	74,597
Isuzu Motors, Ltd.	7,000	93,246
Kappa Create Holdings Co., Ltd. (a)(b)	700	6,590
Kojima Co., Ltd.	8,900	24,861
Konaka Co., Ltd.	5,100	31,470
KU Holdings Co., Ltd.	6,700	38,940
Kyoritsu Maintenance Co., Ltd. (a)	360	17,261
Kyoto Kimono Yuzen Co., Ltd. (a)	3,000	24,991
Mazda Motor Corp.	3,100	63,047
Mitsubishi Motors Corp. (a)	2,700	24,428
NGK Spark Plug Co., Ltd.	1,000	26,933
Nikon Corp. (a)	3,400	45,645
Nissan Motor Co., Ltd.	13,400	136,765
Oriental Land Co., Ltd. (a)	2,800	212,349
Otsuka Kagu, Ltd.	2,500	31,270
Panasonic Corp. (a)	11,900	156,484
Pioneer Corp. (a)(b)	2,800	5,113
Rakuten, Inc.	5,500	97,159

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Resorttrust, Inc. (a)	3,500	$91,349
Ringer Hut Co., Ltd.	1,000	17,786
Sanrio Co., Ltd. (a)	300	8,043
Sanyo Housing Nagoya Co., Ltd.	1,500	15,510
Sega Sammy Holdings, Inc. (a)	600	8,775
Sekisui Chemical Co., Ltd.	7,000	90,999
Sekisui House, Ltd.	7,000	101,884
Sharp Corp. (a)(b)	7,000	13,717
Shimano, Inc.	1,300	193,821
Sony Corp. (b)	6,200	164,920
Stanley Electric Co., Ltd.	2,100	47,577
Suminoe Textile Co., Ltd.	6,000	15,360
Sumitomo Forestry Co., Ltd.	5,900	64,596
Suzuki Motor Corp.	3,100	93,381
Toyota Industries Corp.	1,700	97,528
Toyota Motor Corp. (a)	16,400	1,146,393
Yamada Denki Co., Ltd. (a)	8,700	35,910
Yamaha Motor Co., Ltd.	1,400	33,878

		4,983,059

LUXEMBOURG — 0.6%
SES SA	2,489	88,001

NETHERLANDS — 3.0%
Fiat Chrysler Automobiles NV (b)	6,756	109,928
Reed Elsevier NV	7,131	177,605
Wolters Kluwer NV	3,981	129,978

		417,511

NORWAY — 0.4%
Schibsted ASA	909	52,696

SINGAPORE — 0.7%
Genting Singapore PLC (a)	41,900	28,102
Singapore Press Holdings, Ltd. (a)	21,000	64,147

		92,249

SOUTH KOREA — 4.3%
Cheil Worldwide, Inc. (b)	1,044	22,631
Coway Co., Ltd.	341	28,123
Credu Corp.	154	7,676
Fila Korea, Ltd.	90	8,761
Hanil E-Hwa Co., Ltd.	518	7,400
Hankook Tire Co., Ltd.	882	36,053
Hotel Shilla Co., Ltd.	139	12,266
Hyundai Department Store Co., Ltd.	48	6,447
Hyundai Engineering Plastics Co., Ltd.	1,247	10,093
Hyundai Mobis Co., Ltd.	472	104,870
Hyundai Motor Co.	1,327	201,541
Hyundai Wia Corp.	51	6,505
Kia Motors Corp.	1,920	78,223
LG Electronics, Inc.	569	30,208
Lotte Shopping Co., Ltd.	76	16,269
Seoyeon Co., Ltd.	748	10,585
Toray Chemical Korea, Inc. (b)	948	16,705

		604,356

SPAIN — 1.7%
Inditex SA	6,777	217,481
NH Hotel Group SA (b)	3,634	19,866

		237,347

SWEDEN — 2.4%
Electrolux AB (Series B) (a)	3,379	96,856
Hennes & Mauritz AB (Class B)	5,842	236,754

		333,610

SWITZERLAND — 2.8%
Cie Financiere Richemont SA	3,200	257,963
Swatch Group AG	302	128,132

		386,095

UNITED KINGDOM — 14.6%
Burberry Group PLC	3,676	94,570
Carnival PLC	1,850	90,519
Compass Group PLC	13,268	230,841
GKN PLC	12,781	68,039
Home Retail Group PLC	10,200	24,984
Informa PLC	7,047	59,054
ITV PLC	30,079	112,926
Kingfisher PLC	24,687	139,482
Marks & Spencer Group PLC	13,241	105,161
Next PLC	1,886	196,684
Ocado Group PLC (a)(b)	2,353	12,358
Pearson PLC	7,875	169,628
Reed Elsevier PLC	9,661	166,221
Sky PLC	9,241	136,223
Thomas Cook Group PLC (b)	6,096	13,185
Whitbread PLC	2,541	197,848
WPP PLC	9,619	218,618

		2,036,341

TOTAL COMMON STOCKS —
(Cost $13,322,583)		13,908,589

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $7,744)	3,417	11,784

SHORT TERM INVESTMENTS — 13.4%
UNITED STATES — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,849,734	1,849,734
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	26,318	26,318

TOTAL SHORT TERM INVESTMENT —
(Cost $1,876,052)		1,876,052

TOTAL INVESTMENTS — 113.0%
(Cost $15,206,379)		15,796,425
OTHER ASSETS & LIABILITIES — (13.0)%		(1,811,385)

NET ASSETS — 100.0%		$13,985,040

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 4.8%
Coca-Cola Amatil, Ltd. (a)	13,064	$107,587
Treasury Wine Estates, Ltd.	16,244	63,537
Wesfarmers, Ltd.	25,806	866,649
Woolworths, Ltd. (a)	27,082	610,128

		1,647,901

BELGIUM — 6.7%
Anheuser-Busch InBev NV	16,769	2,049,527
Anheuser-Busch InBev NV VVPR Strip (b)(c)	2,040	0
Delhaize Group	2,662	239,354

		2,288,881

CANADA — 2.8%
AGT Food & Ingredients, Inc.	323	6,911
Alimentation Couche-Tard, Inc. (Class B)	7,781	310,073
Clearwater Seafoods, Inc.	671	7,338
Cott Corp.	617	5,768
Empire Co., Ltd. (Class A)	385	26,845
High Liner Foods, Inc.	273	5,264
Jean Coutu Group PJC, Inc. (Class A)	555	11,863
KP Tissue, Inc.	1,235	15,846
Liquor Stores NA, Ltd. (a)	230	2,644
Loblaw Cos., Ltd. (a)	6,784	331,674
Maple Leaf Foods, Inc. (a)	385	7,046
Metro, Inc., (Class A)	3,378	91,538
Premium Brands Holdings Corp. (a)	207	4,761
Saputo, Inc.	3,211	88,255
SunOpta, Inc. (b)	2,760	29,311

		945,137

DENMARK — 0.7%
Carlsberg A/S (Class B)	2,933	242,028
Royal Unibrew A/S (b)	34	5,699

		247,727

FINLAND — 0.4%
Kesko Oyj (Class B)	3,018	128,908

FRANCE — 8.7%
Carrefour SA	12,728	424,996
Casino Guichard-Perrachon SA	1,999	177,186
Danone SA	13,221	889,163
L’Oreal SA	5,104	939,288
Pernod Ricard SA	4,600	544,185

		2,974,818

GERMANY — 2.7%
Beiersdorf AG	2,633	228,772
Henkel AG & Co. KGaA	218	22,519
Henkel AG & Co. KGaA Preference Shares	5,525	650,053
Metro AG	636	21,582

		922,926

HONG KONG — 0.4%
Vitasoy International Holdings, Ltd.	84,000	131,313

IRELAND — 1.0%
C&C Group PLC	4,509	18,475
Fyffes PLC	2,441	3,106
Glanbia PLC	2,117	39,255
Greencore Group PLC	12,160	58,198
Kerry Group PLC (Class A)	3,049	204,664
Origin Enterprises PLC (b)	535	4,683
Total Produce PLC	4,707	5,662

		334,043

JAPAN — 16.8%
Aeon Co., Ltd. (a)	18,605	204,628
Ain Pharmaciez, Inc.	200	7,930
Ajinomoto Co., Inc. (a)	15,728	345,511
Asahi Group Holdings, Ltd.	13,382	425,535
Belc Co., Ltd.	100	2,906
Calbee, Inc.	1,800	78,349
Coca-Cola East Japan Co., Ltd. (a)	1,000	20,430
Euglena Co., Ltd. (a)(b)	1,700	28,011
Ezaki Glico Co., Ltd.	1,000	40,525
FamilyMart Co., Ltd.	1,600	67,242
Fuji Oil Co., Ltd.	1,700	27,132
Fujicco Co., Ltd.	4,000	64,807
Hokuto Corp.	1,600	29,845
Japan Tobacco, Inc.	21,878	693,328
Kao Corp.	12,108	605,779
Kewpie Corp.	3,300	80,460
KEY Coffee, Inc.	3,300	49,779
Kikkoman Corp.	4,000	127,246
Kirin Holdings Co., Ltd. (a)	16,675	219,274
Kotobuki Spirits Co., Ltd.	300	6,279
Kusuri No Aoki Co., Ltd.	100	7,530
Lawson, Inc.	2,924	203,101
Life Corp.	500	8,751
Lion Corp. (a)	16,000	97,661
Matsumotokiyoshi Holdings Co., Ltd.	700	24,982
MEIJI Holdings Co., Ltd.	1,600	195,456
NH Foods, Ltd. (a)	4,000	92,324
Nichirei Corp.	26,388	148,305
Nippon Suisan Kaisha, Ltd.	4,400	13,392
Nisshin Seifun Group, Inc.	600	7,074
Nissin Foods Holding Co., Ltd.	1,600	78,849
Oenon Holdings, Inc.	33,351	61,182
Pigeon Corp.	800	67,442
S Foods, Inc.	400	7,371
Sapporo Holdings, Ltd.	1,000	3,969
Seven & i Holdings Co., Ltd.	16,775	706,809
Shiseido Co., Ltd. (a)	12,293	218,645
Sugi Holdings Co., Ltd.	200	9,906
Sundrug Co., Ltd.	200	10,407
Suntory Beverage & Food, Ltd.	1,200	51,532
Takara Holdings, Inc. (a)	1,500	10,882
Toyo Suisan Kaisha, Ltd.	1,500	52,908
Tsuruha Holdings, Inc.	100	7,672
Unicharm Corp.	9,900	260,203
UNY Group Holdings Co., Ltd.	13,400	75,199
Yakult Honsha Co., Ltd. (a)	1,980	138,191
Yamazaki Baking Co., Ltd. (a)	3,000	54,209
Yaoko Co., Ltd.	400	15,009

		5,753,957

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.0% (d)
Oriflame Cosmetics SA SDR (a)	1,010	$13,527

NETHERLANDS — 7.0%
Heineken NV	5,029	383,643
Koninklijke Ahold NV	24,619	485,189
Unilever NV (a)	36,221	1,513,846

		2,382,678

NORWAY — 0.4%
Bakkafrost P/F	228	4,937
Marine Harvest	10,176	116,860
Orkla ASA	1,078	8,153
Salmar ASA	198	2,850

		132,800

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	2,929	36,805
Sonae SGPS SA	9,240	14,052

		50,857

SINGAPORE — 0.7%
Golden Agri-Resources, Ltd. (a)	221,075	68,496
Wilmar International, Ltd.	68,000	161,610

		230,106

SOUTH KOREA — 3.3%
Able C&C Co., Ltd.	268	7,633
AmorePacific Corp.	53	160,273
AmorePacific Group	42	56,785
Binggrae Co., Ltd.	178	13,188
CJ CheilJedang Corp.	127	43,270
Cosmax BTI, Inc.	70	3,666
Cosmax, Inc.	99	12,180
Crown Confectionery Co., Ltd.	98	25,970
Dae Han Flour Mills Co., Ltd.	155	25,986
Daesang Corp.	755	28,514
Dongsuh Co., Inc.	1,531	42,227
Dongwon F&B Co., Ltd.	8	2,884
Dongwon Industries Co., Ltd.	60	18,009
E-Mart Co., Ltd.	338	70,985
GS Retail Co., Ltd.	145	4,365
Korea Kolmar Co., Ltd.	168	10,327
Korea Kolmar Holdings Co., Ltd.	105	5,044
KT&G Corp.	2,341	187,162
LG Household & Health Care, Ltd.	174	131,898
Lotte Chilsung Beverage Co., Ltd.	4	6,212
Lotte Confectionery Co., Ltd.	17	27,336
Lotte Food Co., Ltd.	43	27,324
Maeil Dairy Industry Co., Ltd.	563	19,842
Muhak Co., Ltd. (b)	112	4,558
Namyang Dairy Products Co., Ltd.	18	11,941
NongShim Co., Ltd.	68	14,925
Orion Corp.	69	72,019
Ottogi Corp.	75	40,358
Pulmuone Co., Ltd.	26	3,339
Sajo Industries Co., Ltd. (b)	358	30,978
Samlip General Foods Co., Ltd.	39	10,018
Sunjin Co., Ltd.	97	2,728

		1,121,944

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	1,705	13,342
Ebro Puleva SA	7,799	145,409

		158,751

SWEDEN — 1.0%
ICA Gruppen AB (a)	230	7,710
Svenska Cellulosa AB	713	16,535
Svenska Cellulosa AB (Class B)	6,999	161,259
Swedish Match AB	5,402	158,852

		344,356

SWITZERLAND — 15.6%
Aryzta AG (b)	600	36,909
Coca-Cola HBC AG (b)	3,317	59,828
Lindt & Spruengli AG	68	365,099
Nestle SA	64,688	4,888,396

		5,350,232

UNITED KINGDOM — 25.7%
Associated British Foods PLC	5,765	241,169
Booker Group PLC	8,345	18,050
British American Tobacco PLC	37,783	1,956,661
Diageo PLC	51,697	1,427,059
Imperial Tobacco Group PLC	20,889	918,819
J Sainsbury PLC (a)	33,342	128,294
Reckitt Benckiser Group PLC	13,811	1,189,142
SABMiller PLC	18,276	960,428
Tate & Lyle PLC	12,878	114,226
Tesco PLC	163,218	585,996
Unilever PLC	26,217	1,095,574
William Morrison Supermarkets PLC	56,549	162,438

		8,797,856

TOTAL COMMON STOCKS —
(Cost $31,265,153)		33,958,718

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,095,983	2,095,983
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	168,191	168,191

TOTAL SHORT TERM INVESTMENT —
(Cost $2,264,174)		2,264,174

TOTAL INVESTMENTS — 105.9%
(Cost $33,529,327)		36,222,892
OTHER ASSETS & LIABILITIES — (5.9)%		(2,013,503)

NET ASSETS — 100.0%		$34,209,389

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 4.3%
Beach Energy, Ltd.	28,239	$21,897
Caltex Australia, Ltd.	3,088	82,450
Karoon Gas Australia, Ltd. (a)(b)	3,638	6,003
Origin Energy, Ltd.	29,282	253,005
Paladin Energy, Ltd. (a)(b)	29,876	8,559
Santos, Ltd.	21,850	119,183
Washington H Soul Pattinson & Co., Ltd.	2,981	34,365
Whitehaven Coal, Ltd. (a)(b)	9,189	10,003
Woodside Petroleum, Ltd.	16,712	440,722
WorleyParsons, Ltd.	9,013	65,756

		1,041,943

AUSTRIA — 0.5%
OMV AG	4,461	122,461

CANADA — 29.9%
AltaGas, Ltd. (b)	2,764	92,228
ARC Resources, Ltd. (b)	6,683	114,822
Athabasca Oil Corp. (a)	13,291	22,038
Baytex Energy Corp. (b)	3,715	58,754
Bonavista Energy Corp. (b)	7,767	39,126
Bonterra Energy Corp. (b)	750	20,081
Cameco Corp. (b)	13,206	184,039
Canadian Natural Resources, Ltd. (b)	26,869	823,572
Canadian Oil Sands, Ltd.	11,125	86,523
Cenovus Energy, Inc.	19,307	325,467
Crescent Point Energy Corp. (b)	9,094	202,775
Enbridge Income Fund Holdings, Inc. (b)	1,250	36,814
Enbridge, Inc. (b)	20,280	977,571
Encana Corp.	16,364	182,698
Enerflex, Ltd.	1,719	20,848
Enerplus Corp. (b)	7,343	74,445
Ensign Energy Services, Inc. (b)	3,014	23,631
Gibson Energy, Inc. (b)	2,872	58,914
Gran Tierra Energy, Inc. (a)	5,463	14,925
Husky Energy, Inc. (b)	8,318	169,775
Imperial Oil, Ltd. (b)	5,950	237,483
Inter Pipeline, Ltd. (b)	7,174	184,887
InterOil Corp. (a)	867	40,003
Keyera Corp. (b)	1,896	126,126
Lightstream Resources, Ltd. (b)	3,783	2,658
MEG Energy Corp. (a)	2,964	47,883
Mullen Group, Ltd. (b)	2,263	35,897
Niko Resources, Ltd. (a)(b)	1,487	587
Pacific Rubiales Energy Corp. (b)	7,032	16,768
Paramount Resources, Ltd. (Class A) (a)	1,172	28,872
Parkland Fuel Corp. (b)	1,819	35,719
Pason Systems, Inc.	1,500	23,640
Pembina Pipeline Corp. (b)	7,207	227,733
Pengrowth Energy Corp. (b)	11,736	35,213
Penn West Petroleum, Ltd. (b)	8,814	14,543
Peyto Exploration & Development Corp. (b)	3,071	82,346
PrairieSky Royalty, Ltd. (b)	3,292	77,667
Precision Drilling Corp. (b)	13,416	85,167
Secure Energy Services, Inc.	2,592	33,073
Seven Generations Energy, Ltd. (Class A) (a)	3,739	47,679
ShawCor, Ltd. (Class A)	1,396	38,799
Suncor Energy, Inc. (b)	34,364	1,004,194
Sunshine Oilsands, Ltd. (a)(b)	52,000	2,113
Talisman Energy, Inc. (b)	25,177	193,027
Tourmaline Oil Corp. (a)	3,719	112,554
TransCanada Corp. (b)	15,899	679,897
Trican Well Service, Ltd.	6,428	17,510
Trilogy Energy Corp. (b)	1,120	6,571
Veresen, Inc. (b)	4,735	62,361
Vermilion Energy, Inc. (b)	2,401	100,950
Whitecap Resources, Inc. (b)	4,739	53,732

		7,184,698

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (b)	852	5,615

FINLAND — 0.4%
Neste Oil Oyj (b)	3,588	94,026

FRANCE — 11.9%
Bourbon SA (b)	646	11,066
CGG SA (a)(b)	5,886	33,188
Gaztransport Et Technigaz SA	397	23,400
Technip SA	2,798	169,395
Total SA (b)	52,709	2,619,602

		2,856,651

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)(b)	52,000	17,639
Sino Oil And Gas Holdings, Ltd. (a)	370,000	8,495
Yanchang Petroleum International, Ltd. (a)	200,000	7,481

		33,615

IRELAND — 0.2%
Dragon Oil PLC	5,258	45,363

ISRAEL — 0.2%
Delek Group, Ltd.	101	26,058
Paz Oil Co., Ltd.	128	18,717

		44,775

ITALY — 4.8%
ENI SpA	59,731	1,034,757
Saipem SpA (a)(b)	6,769	69,028
Saras SpA (a)	27,541	47,829

		1,151,614

JAPAN — 2.7%
Cosmo Oil Co., Ltd. (a)(b)	4,000	5,403
Idemitsu Kosan Co., Ltd. (b)	2,700	47,100
Inpex Corp.	24,400	269,687
Japan Petroleum Exploration Co., Ltd.	500	16,990
JX Holdings, Inc.	55,197	212,733
Showa Shell Sekiyu K.K.	4,700	43,032
TonenGeneral Sekiyu K.K.	5,000	43,235

		638,180

LUXEMBOURG — 0.9%
Subsea 7 SA (b)	7,245	62,344
Tenaris SA (b)	10,628	149,073

		211,417

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 0.7%
Fugro NV	1,376	$36,916
Koninklijke Vopak NV	1,524	84,130
SBM Offshore NV (a)(b)	4,659	57,919

		178,965

NORWAY — 3.3%
Akastor ASA (b)	8,230	16,554
Aker Solutions ASA (a)(b)	8,230	42,860
BW LPG, Ltd. (d)	1,864	15,022
DNO ASA (a)(b)	15,133	19,810
Fred Olsen Energy ASA (b)	775	5,549
Golar LNG, Ltd. (b)	1,816	60,436
Kvaerner ASA	13,814	10,285
Petroleum Geo-Services ASA (b)	7,520	38,696
ProSafe SE (b)	5,642	15,542
Seadrill, Ltd. (b)	8,242	77,418
Ship Finance International, Ltd. (b)	1,500	22,200
Statoil ASA	23,370	414,095
TGS Nopec Geophysical Co. ASA (b)	2,461	54,600

		793,067

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd.	38,883	213,874

PORTUGAL — 0.3%
Galp Energia SGPS SA	6,150	66,480

SINGAPORE — 0.1%
Ezion Holdings, Ltd. (b)	26,580	20,831

SOUTH KOREA — 1.1%
GS Holdings Corp.	1,291	49,920
Hankook Shell Oil Co., Ltd.	103	40,942
S-Oil Corp.	1,020	59,116
SK Innovation Co., Ltd. (a)	1,350	116,084

		266,062

SPAIN — 2.0%
Repsol SA	23,731	441,819
Tecnicas Reunidas SA	771	32,377

		474,196

SWEDEN — 0.3%
Lundin Petroleum AB (a)(b)	4,477	61,309

UNITED KINGDOM — 35.1%
Afren PLC (a)(b)	25,199	1,156
Amec Foster Wheeler PLC	6,944	93,342
BG Group PLC	78,405	964,892
BP PLC	417,529	2,706,764
Cairn Energy PLC (a)	18,809	43,865
Genel Energy PLC (a)	3,562	24,879
John Wood Group PLC	8,682	81,842
Ophir Energy PLC (a)	10,012	20,035
Petrofac, Ltd.	5,962	84,346
Premier Oil PLC	14,400	28,132
Royal Dutch Shell PLC (Class A)	86,081	2,565,970
Royal Dutch Shell PLC (Class B)	54,769	1,706,584
Tullow Oil PLC (a)	24,705	103,862

		8,425,669

TOTAL COMMON STOCKS —
(Cost $30,868,691)		23,930,811

SHORT TERM INVESTMENTS — 11.0%
UNITED STATES — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,500,128	2,500,128
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	149,290	149,290

TOTAL SHORT TERM INVESTMENT —
(Cost $2,649,418)		2,649,418

TOTAL INVESTMENTS — 110.7%
(Cost $33,518,109)		26,580,229
OTHER ASSETS & LIABILITIES — (10.7)%		(2,570,714)

NET ASSETS — 100.0%		$24,009,515

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 12.2%
AMP, Ltd.	7,035	$34,611
Astro Japan Property Group	364	1,390
ASX, Ltd. (a)	868	27,459
Australia & New Zealand Banking Group, Ltd.	6,671	186,729
Commonwealth Bank of Australia (a)	4,376	312,240
Insurance Australia Group, Ltd.	5,970	27,821
Macquarie Group, Ltd.	759	44,456
National Australia Bank, Ltd.	6,424	189,189
QBE Insurance Group, Ltd.	4,344	43,275
Scentre Group	17,553	50,152
Stockland	5,443	18,712
Suncorp Group, Ltd. (a)	3,280	33,828
Westfield Corp.	9,470	69,091
Westpac Banking Corp.	8,623	259,417

		1,298,370

AUSTRIA — 0.7%
Erste Group Bank AG	1,195	29,436
Sparkassen Immobilien AG (b)	5,515	50,050

		79,486

BELGIUM — 1.0%
Ageas	888	31,859
Groupe Bruxelles Lambert SA	270	22,372
KBC Groep NV (b)	840	51,928

		106,159

CANADA — 12.3%
Bank of Montreal (a)	2,084	124,892
Bank of Nova Scotia (a)	3,102	155,627
Brookfield Asset Management, Inc. (Class A)	1,430	76,485
Canadian Imperial Bank of Commerce (a)	962	69,744
CI Financial Corp. (a)	494	13,812
Fairfax Financial Holdings, Ltd.	99	55,499
Great-West Lifeco, Inc.	1,770	51,178
IGM Financial, Inc. (a)	197	7,001
Intact Financial Corp.	798	60,122
Manulife Financial Corp.	5,891	100,052
National Bank of Canada	773	28,222
Power Corp. of Canada	979	25,911
Power Financial Corp. (a)	1,893	56,035
Royal Bank of Canada	3,398	204,551
Sun Life Financial, Inc.	2,582	79,570
Toronto-Dominion Bank	4,642	198,692

		1,307,393

CHINA — 1.0%
Hongkong Land Holdings, Ltd.	7,209	54,428
Sino Land Co., Ltd.	29,417	47,959

		102,387

DENMARK — 0.9%
Danske Bank A/S	1,831	48,302
Sydbank A/S	1,486	46,592

		94,894

FINLAND — 0.6%
Sampo Oyj (Class A)	1,235	62,367
Technopolis Oyj	270	1,215

		63,582

FRANCE — 4.8%
AXA SA	6,069	152,882
BNP Paribas SA	2,451	148,913
Credit Agricole SA	3,556	52,227
Societe Generale SA	1,670	80,657
Unibail-Rodamco SE	302	81,428

		516,107

GERMANY — 4.7%
Allianz SE	1,075	186,864
Alstria Office REIT-AG (a)(b)	1,638	23,037
Commerzbank AG (b)	2,422	33,426
Deutsche Bank AG	3,507	121,884
Deutsche Beteiligungs AG	25	814
Deutsche Boerse AG	322	26,304
Hamborner REIT AG	2,547	28,025
Muenchener Rueckversicherungs- Gesellschaft AG	363	78,265

		498,619

HONG KONG — 7.0%
AIA Group, Ltd.	30,823	194,009
Bank of East Asia, Ltd.	3,421	13,613
BOC Hong Kong Holdings, Ltd.	8,949	31,915
CK Hutchison Holdings, Ltd.	2,950	60,423
Hang Lung Properties, Ltd.	10,860	30,536
Hang Seng Bank, Ltd.	1,889	34,232
Henderson Land Development Co., Ltd.	8,949	62,849
Hong Kong Exchanges and Clearing, Ltd.	3,281	80,406
Link REIT	5,501	33,915
New World Development Co., Ltd.	30,400	35,250
Redefine International PLC	3,197	2,788
Sun Hung Kai Properties, Ltd.	5,274	81,358
Swire Pacific, Ltd.	4,474	60,996
Wharf Holdings, Ltd.	3,911	27,316

		749,606

IRELAND — 0.4%
Bank of Ireland (b)	70,128	26,662
Green REIT PLC	3,002	5,275
Hibernia REIT PLC	2,941	3,696
Irish Residential Properties REIT PLC	10,463	11,293

		46,926

ISRAEL — 0.1%
REIT 1, Ltd.	2,274	6,976

ITALY — 3.3%
Assicurazioni Generali SpA	4,166	81,924
Banca Monte dei Paschi di Siena SpA (a)(b)	11,545	7,663
Banca Popolare dell’Etruria e del Lazio SC (b)	1,627	1,019
Banco Popolare SC (b)	860	13,448
Intesa Sanpaolo SpA	35,770	121,628
UBI Banca SCpA	4,108	32,141
UniCredit SpA	14,426	98,074

		355,897

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

JAPAN — 14.6%
Aiful Corp. (a)(b)	300	$1,066
Bank of Yokohama, Ltd.	7,954	46,693
Dai-ichi Life Insurance Co., Ltd.	2,883	41,962
Daito Trust Construction Co., Ltd. (a)	472	52,838
Daiwa House Industry Co., Ltd. (a)	1,690	33,413
Daiwa Securities Group, Inc.	3,878	30,591
Japan Exchange Group, Inc. (a)	300	8,718
Keihanshin Building Co., Ltd.	1,100	6,512
Kenedix, Inc. (a)	400	1,634
Mitsubishi Estate Co., Ltd.	3,977	92,424
Mitsubishi UFJ Financial Group, Inc.	35,644	221,042
Mitsui Fudosan Co., Ltd.	2,983	87,792
Mizuho Financial Group, Inc.	51,628	90,879
MS&AD Insurance Group Holdings, Inc. (a)	2,074	58,281
Nippon Building Fund, Inc.	10	49,197
Nomura Holdings, Inc.	15,407	90,727
ORIX Corp.	4,872	68,596
Relo Holdings, Inc.	100	8,872
Resona Holdings, Inc.	5,127	25,506
Shizuoka Bank, Ltd. (a)	1,989	19,902
Sompo Japan Nipponkoa Holdings, Inc.	1,889	58,832
Sumitomo Mitsui Financial Group, Inc. (a)	4,046	155,244
Sumitomo Mitsui Trust Holdings, Inc.	18,825	77,780
Sumitomo Realty & Development Co., Ltd.	994	35,844
T&D Holdings, Inc.	4,077	56,247
Takara Leben Co., Ltd.	300	1,611
TOC Co., Ltd.	200	1,571
Tokai Tokyo Financial Holdings, Inc.	622	4,813
Tokio Marine Holdings, Inc.	3,061	115,842
Tokyo Rakutenchi Co. Ltd.	2,000	8,205
Tokyo Theatres Co., Inc.	5,000	5,795

		1,558,429

NETHERLANDS — 1.8%
Aegon NV	5,933	46,828
ING Groep NV (b)	9,943	145,712

		192,540

NEW ZEALAND — 0.0% (c)
Precinct Properties New Zealand, Ltd.	2,178	1,919

NORWAY — 0.4%
DnB ASA	2,338	37,627
SpareBank 1 SR Bank ASA	367	2,561

		40,188

PORTUGAL — 0.0% (c)
Banco Comercial Portugues SA (a)(b)	20,561	2,113
BANIF — Banco Internacional do Funchal SA (b)	8,346	69

		2,182

SINGAPORE — 2.1%
CapitaLand, Ltd. (a)	10,860	28,344
DBS Group Holdings, Ltd.	3,977	59,030
Oversea-Chinese Banking Corp., Ltd. (a)	9,541	73,521
United Overseas Bank, Ltd.	3,573	59,910

		220,805

SOUTH KOREA — 2.5%
Hana Financial Group, Inc.	669	17,336
KB Financial Group, Inc.	892	31,597
KB Financial Group, Inc. ADR (b)	957	33,629
Samsung Fire & Marine Insurance Co., Ltd.	224	54,009
Samsung Life Insurance Co., Ltd.	580	50,553
Shinhan Financial Group Co., Ltd.	1,093	41,328
Shinhan Financial Group Co., Ltd. ADR (b)	869	32,414

		260,866

SPAIN — 5.3%
Banco Bilbao Vizcaya Argentaria SA	15,329	154,887
Banco de Sabadell SA (a)	16,999	41,608
Banco Popular Espanol SA (a)	4,919	24,080
Banco Santander SA	31,934	240,663
Bankia SA (b)	32,892	45,853
Bolsas y Mercados Espanoles SHMSF SA	585	26,061
CaixaBank SA	5,986	28,385

		561,537

SWEDEN — 3.5%
Investor AB (Class B)	1,537	61,255
Kinnevik Investment AB (Class B)	903	30,166
Nordea Bank AB	10,110	123,444
Skandinaviska Enskilda Banken AB (Class A)	4,043	47,303
Svenska Handelsbanken AB (Class A) (a)	1,155	52,138
Swedbank AB (Class A)	2,583	61,729

		376,035

SWITZERLAND — 6.0%
Credit Suisse Group AG (b)	3,710	99,998
GAM Holding AG (b)	1,353	28,138
Julius Baer Group, Ltd. (b)	1,109	55,673
Swiss Life Holding AG (b)	206	51,007
Swiss Re AG	884	85,642
UBS Group AG (b)	10,110	190,688
Valiant Holding AG	70	5,917
Zurich Insurance Group AG (b)	352	119,338

		636,401

UNITED KINGDOM — 14.0%
Assura PLC	6,914	6,389
Aviva PLC	10,461	83,859
Barclays PLC	37,594	135,391
Big Yellow Group PLC	546	5,248
British Land Co. PLC	5,660	69,949
Friends Life Group, Ltd.	5,384	33,057
Hammerson PLC	182	1,797
Hansteen Holdings PLC	3,457	6,276
HSBC Holdings PLC	45,129	384,546
Lancashire Holdings, Ltd.	442	4,101
Land Securities Group PLC	1,829	34,021
Legal & General Group PLC	15,060	62,285
Lloyds Banking Group PLC (b)	112,732	131,002
London Stock Exchange Group PLC	1,610	58,771
Londonmetric Property PLC	1,183	2,841
Man Group PLC	8,368	25,317
McKay Securities PLC	1,092	4,053

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Old Mutual PLC	13,728	$45,262
Primary Health Properties PLC	2,911	17,491
Provident Financial PLC	375	14,992
Prudential PLC	6,522	161,882
Royal Bank of Scotland Group PLC (b)	5,907	29,814
RSA Insurance Group PLC	7,546	47,149
Safestore Holdings PLC	728	3,148
Shaftesbury PLC	91	1,122
Standard Chartered PLC	5,209	84,558
Standard Life PLC	4,524	31,939
Tritax Big Box REIT PLC	4,731	8,163

		1,494,423

TOTAL COMMON STOCKS —
(Cost $11,686,080)		10,571,727

RIGHTS — 0.1%
NEW ZEALAND — 0.0% (c)
Precinct Properties New Zealand, Ltd. (expired 3/18/15) (b)	311	6

SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/15) (b)	15,329	2,206
Banco de Sabadell SA (expiring 4/17/15) (a)(b)	16,999	4,309

		6,515

TOTAL RIGHTS —
(Cost $2,170)		6,521

SHORT TERM INVESTMENTS — 8.1%
UNITED STATES — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	813,207	813,207
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	55,294	55,294

TOTAL SHORT TERM INVESTMENT —
(Cost $868,501)		868,501

TOTAL INVESTMENTS — 107.4%
(Cost $12,556,751)		11,446,749
OTHER ASSETS & LIABILITIES — (7.4)%		(784,792)

NET ASSETS — 100.0%		$10,661,957

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 4.4%
Ansell, Ltd.	10,274	$216,235
Cochlear, Ltd. (a)	3,456	239,018
CSL, Ltd.	22,915	1,612,645
Healthscope, Ltd.	82,101	191,926
Primary Health Care, Ltd. (a)	39,756	167,044
Ramsay Health Care, Ltd.	7,939	407,811
Sirtex Medical, Ltd.	5,578	88,635
Sonic Healthcare, Ltd. (a)	24,724	386,069

		3,309,383

BELGIUM — 0.8%
Fagron (a)	2,368	92,205
UCB SA	6,463	467,494

		559,699

CANADA — 4.7%
Catamaran Corp. (b)	11,885	707,563
Valeant Pharmaceuticals International, Inc. (b)	14,274	2,819,975

		3,527,538

DENMARK — 6.4%
Coloplast A/S (Class B)	6,025	455,600
Genmab A/S (b)	3,253	244,583
GN Store Nord A/S (a)	9,539	212,831
H. Lundbeck A/S (a)(b)	5,059	106,547
Novo Nordisk A/S (Class B)	68,119	3,642,937
William Demant Holding A/S (b)	1,902	161,325

		4,823,823

FINLAND — 0.3%
Orion Oyj (Class A)	2,070	58,025
Orion Oyj (Class B)	6,606	186,523

		244,548

FRANCE — 8.4%
bioMerieux	1,067	103,251
Essilor International SA	10,720	1,229,618
Genfit (b)	1,165	43,010
Ipsen SA	3,766	177,986
Korian-Medica	6,717	227,315
Orpea	2,319	146,074
Sanofi	43,051	4,250,545
Virbac SA	314	74,226

		6,252,025

GERMANY — 10.1%
Bayer AG	28,623	4,302,216
Celesio AG	2,439	72,036
Fresenius Medical Care AG & Co. KGaA	10,370	862,701
Fresenius SE & Co. KGaA	19,056	1,137,713
Gerresheimer AG	2,532	139,667
Merck KGaA	6,747	757,598
MorphoSys AG (b)	1,393	87,984
RHOEN-KLINIKUM AG	3,091	76,785
Stada Arzneimittel AG	4,755	158,798

		7,595,498

HONG KONG — 0.4%
CK Life Sciences International Holdings, Inc.	1,572,000	150,042
Lee’s Pharmaceutical Holdings, Ltd.	71,253	102,932
Town Health International Medical Group, Ltd.	182,000	55,165

		308,139

IRELAND — 0.5%
ICON PLC (b)	3,368	237,545
UDG Healthcare PLC (c)	9,729	68,242
UDG Healthcare PLC (c)(d)	6,214	43,586

		349,373

ISRAEL — 3.9%
Taro Pharmaceutical Industries, Ltd. (b)	908	128,055
Teva Pharmaceutical Industries, Ltd.	43,924	2,756,917

		2,884,972

ITALY — 0.2%
Recordati SpA	7,813	146,006

JAPAN — 15.9%
Alfresa Holdings Corp.	11,100	156,886
Asahi Intecc Co., Ltd.	1,500	105,066
Astellas Pharma, Inc.	104,400	1,712,795
Chugai Pharmaceutical Co., Ltd.	11,125	351,120
Daiichi Sankyo Co., Ltd. (a)	35,100	558,146
Eisai Co., Ltd. (a)	12,700	903,852
Hisamitsu Pharmaceutical Co., Inc.	4,300	176,769
Kaken Pharmaceutical Co., Ltd.	5,000	145,091
Kissei Pharmaceutical Co., Ltd.	3,000	93,809
KYORIN Holdings, Inc.	3,900	93,463
Kyowa Hakko Kirin Co., Ltd.	17,422	227,645
M3, Inc.	10,200	216,971
Medipal Holdings Corp.	10,000	130,498
Miraca Holdings, Inc. (a)	2,800	129,114
Mitsubishi Tanabe Pharma Corp.	11,900	204,610
Nakanishi, Inc.	1,500	58,599
Nihon Kohden Corp.	4,600	125,620
Nippon Shinyaku Co., Ltd.	4,000	145,925
Olympus Corp. (b)	14,000	521,242
Ono Pharmaceutical Co., Ltd.	5,100	577,511
Otsuka Holdings Co., Ltd. (a)	26,800	840,147
Rohto Pharmaceutical Co., Ltd.	7,700	109,665
Santen Pharmaceutical Co., Ltd.	23,000	335,626
Sawai Pharmaceutical Co., Ltd.	2,100	124,503
Shionogi & Co., Ltd.	16,100	537,674
Ship Healthcare Holdings, Inc.	3,000	68,568
Sumitomo Dainippon Pharma Co., Ltd. (a)	8,900	105,679
Suzuken Co., Ltd.	4,510	137,829
Sysmex Corp.	7,400	411,574
Taisho Pharmaceutical Holdings Co., Ltd.	2,800	208,730
Takara Bio, Inc. (a)	8,600	98,460
Takeda Pharmaceutical Co., Ltd. (a)	34,300	1,715,787
Terumo Corp.	16,300	430,861
Toho Holdings Co., Ltd. (a)	4,000	67,709
Tsumura & Co. (a)	4,500	111,482

		11,939,026

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.2%
Eurofins Scientific SE	538	$144,886

NETHERLANDS — 0.5%
QIAGEN NV (b)	13,578	342,258

NEW ZEALAND — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	41,799	206,251
Ryman Healthcare, Ltd.	31,195	183,402

		389,653

SINGAPORE — 0.4%
Biosensors International Group, Ltd. (a)(b)	141,000	78,122
Haw Par Corp., Ltd.	22,000	137,931
Raffles Medical Group, Ltd. (a)	40,000	114,602

		330,655

SOUTH KOREA — 0.2%
Celltrion, Inc. (b)	1,700	107,107

SPAIN — 0.8%
Grifols SA	12,681	544,503
Grifols SA (Class B)	2,092	70,022

		614,525

SWEDEN — 1.0%
Elekta AB (Class B) (a)	18,892	169,663
Getinge AB (Class B) (a)	9,273	229,673
Meda AB (Class A)	15,311	242,340
Swedish Orphan Biovitrum AB (b)	12,532	132,309

		773,985

SWITZERLAND — 25.1%
Actelion, Ltd. (b)	5,998	695,331
Basilea Pharmaceutica AG (b)	1,649	187,938
Galenica AG	308	269,536
Lonza Group AG (b)	3,122	390,531
Novartis AG	95,669	9,470,374
Roche Holding AG (c)	4,988	1,366,013
Roche Holding AG (c)	21,019	5,801,703
Sonova Holding AG	2,456	342,115
Straumann Holding AG	622	170,341
Tecan Group AG	718	94,250

		18,788,132

UNITED KINGDOM — 14.7%
AstraZeneca PLC	49,242	3,381,963
BTG PLC (b)	19,296	204,811
Dechra Pharmaceuticals PLC	7,282	108,858
Genus PLC	7,478	151,974
GlaxoSmithKline PLC	164,436	3,773,870
Hikma Pharmaceuticals PLC	7,363	232,817
Shire PLC	27,659	2,202,859
Smith & Nephew PLC	47,619	808,699
Synergy Health PLC	3,931	135,677

		11,001,528

TOTAL COMMON STOCKS —
(Cost $63,009,714)		74,432,759

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,520,492	4,520,492
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	516,236	516,236

TOTAL SHORT TERM INVESTMENT —
(Cost $5,036,728)		5,036,728

TOTAL INVESTMENTS — 106.1%
(Cost $68,046,442)		79,469,487
OTHER ASSETS & LIABILITIES — (6.1)%		(4,567,659)

NET ASSETS — 100.0%		$74,901,828

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.7%
Brambles, Ltd.	13,104	$115,325
GWA Group, Ltd. (a)	20,914	41,381
Leighton Holdings, Ltd. (a)	1,843	29,778
Seek, Ltd. (a)	6,502	85,039
Toll Holdings, Ltd.	11,438	77,419
Transurban Group	25,663	186,838

		535,780

AUSTRIA — 0.4%
Andritz AG	616	36,837
Zumtobel Group AG	1,775	44,046

		80,883

CANADA — 5.9%
Bombardier, Inc. (Class B)	17,911	35,355
CAE, Inc.	7,606	88,762
Canadian National Railway Co.	7,118	476,706
Canadian Pacific Railway, Ltd. (a)	1,326	242,795
Cargojet, Inc.	1,952	41,352
K-Bro Linen, Inc. (a)	1,432	59,326
SNC-Lavalin Group, Inc.	2,342	72,729
Toromont Industries, Ltd. (a)	4,309	111,391
Westjet Airlines, Ltd. (a)	1,349	31,624

		1,160,040

DENMARK — 1.8%
AP Moeller — Maersk A/S (Class B) (a)	70	146,320
FLSmidth & Co. A/S	985	44,322
NKT Holding A/S	1,259	80,524
Vestas Wind Systems A/S	2,132	88,241

		359,407

FINLAND — 1.7%
Kone Oyj (Class B)	3,767	167,009
Metso Oyj (a)	1,753	51,153
Valmet Oyj	2,114	25,338
Wartsila Oyj Abp (a)	1,941	85,929

		329,429

FRANCE — 7.3%
Air France-KLM (a)(b)	4,272	37,549
Alstom SA (b)	2,352	72,573
Bouygues SA	2,156	84,610
Bureau Veritas SA	1,817	39,010
Compagnie de Saint-Gobain	3,981	174,850
Eiffage SA	953	56,683
Legrand SA	2,069	111,861
Safran SA	2,433	169,848
Schneider Electric SE	4,824	374,843
Vallourec SA	1,264	30,850
Vinci SA	4,900	280,128

		1,432,805

GERMANY — 7.4%
Brenntag AG	1,300	77,852
Deutsche Lufthansa AG	4,128	57,990
Deutsche Post AG	8,146	254,546
GEA Group AG	2,852	137,960
Hochtief AG	743	56,322
MAN SE	923	97,148
OSRAM Licht AG	777	38,637
Pfeiffer Vacuum Technology AG	434	36,893
Siemens AG	6,557	709,151

		1,466,499

HONG KONG — 3.4%
Cathay Pacific Airways, Ltd.	27,000	62,476
Hopewell Highway Infrastructure, Ltd.	155,500	74,009
Hutchison Whampoa, Ltd.	19,000	263,690
Jardine Matheson Holdings, Ltd.	1,979	125,073
Jardine Strategic Holdings, Ltd.	1,302	45,570
MTR Corp., Ltd.	12,000	57,113
Noble Group, Ltd.	64,951	43,562

		671,493

IRELAND — 0.9%
DCC PLC	1,517	90,598
Ryanair Holdings PLC ADR (a)	1,146	76,518

		167,116

ISRAEL — 0.3%
Inrom Construction Industries, Ltd.	28,340	61,138

ITALY — 1.3%
Ansaldo STS SpA	5,114	51,794
Atlantia SpA	3,048	80,038
Autostrada Torino-Milano SpA	2,944	41,705
Finmeccanica SpA (b)	7,123	84,763

		258,300

JAPAN — 32.0%
Asahi Glass Co., Ltd.	13,000	85,420
Central Japan Railway Co.	1,600	290,115
Dai Nippon Printing Co., Ltd. (a)	9,000	87,655
Daikin Industries, Ltd.	2,400	161,021
East Japan Railway Co. (a)	3,500	281,342
FANUC Corp.	1,500	328,330
Futaba Corp.	2,800	45,178
Hankyu Hanshin Holdings, Inc.	15,000	92,933
IHI Corp.	21,000	98,587
ITOCHU Corp. (a)	15,400	167,130
JGC Corp.	3,000	59,750
JTEKT Corp. (a)	2,900	45,365
Kajima Corp.	18,000	83,752
Kamigumi Co., Ltd.	10,000	94,642
Kawasaki Heavy Industries, Ltd.	23,000	116,414
Kawasaki Kisen Kaisha, Ltd. (a)	19,000	51,174
Keikyu Corp.	5,000	40,067
Keisei Electric Railway Co., Ltd.	4,000	49,798
Kintetsu Corp.	15,000	55,159
Kitano Construction Corp.	16,000	45,228
Kokuyo Co., Ltd.	9,200	86,150
Komatsu, Ltd.	8,900	175,328
Kubota Corp.	11,000	174,551
LIXIL Group Corp. (a)	2,600	61,724
Makita Corp. (a)	1,300	67,642
Marubeni Corp. (a)	14,600	84,733
Minebea Co., Ltd.	5,000	79,133
MISUMI Group, Inc.	1,900	76,840
Mitsubishi Corp. (a)	13,200	266,421
Mitsubishi Electric Corp.	18,000	214,409

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Mitsubishi Heavy Industries, Ltd.	35,000	$193,292
Mitsui & Co., Ltd.	14,900	200,282
Mitsui OSK Lines, Ltd.	12,000	40,826
NGK Insulators, Ltd.	3,000	64,165
Nidec Corp. (a)	2,400	159,840
Nippon Air Conditioning Services Co., Ltd.	4,900	33,504
Nippon Express Co., Ltd.	13,000	72,846
Nippon Yusen K.K.	17,000	49,047
NSK, Ltd.	6,000	87,955
Odakyu Electric Railway Co., Ltd. (a)	9,000	91,932
Park24 Co., Ltd.	1,900	38,927
Secom Co., Ltd.	3,000	200,750
SMC Corp.	600	179,337
Sojitz Corp.	35,100	58,829
Sumitomo Corp. (a)	11,800	126,487
Sumitomo Electric Industries, Ltd.	3,626	47,621
Sumitomo Heavy Industries, Ltd.	13,000	85,312
Taisei Corp. (a)	12,000	67,942
THK Co., Ltd. (a)	3,000	76,548
Tobu Railway Co., Ltd.	14,000	66,542
Tokyu Corp.	18,000	111,670
Tomoe Corp.	21,900	81,629
Toppan Printing Co., Ltd. (a)	10,000	77,215
Toshiba Corp. (a)	36,000	151,355
TOTO, Ltd. (a)	5,000	74,421
Toyota Tsusho Corp. (a)	1,900	50,461
West Japan Railway Co.	2,400	126,139
Yamato Holdings Co., Ltd. (a)	5,000	115,572

		6,296,437

NETHERLANDS — 4.8%
Aalberts Industries NV	1,127	35,428
AerCap Holdings NV (a)(b)	1,758	76,737
Airbus Group NV	4,810	312,229
Boskalis Westminster NV	1,466	72,111
CNH Industrial NV	8,050	65,880
Koninklijke Philips NV	9,569	271,573
Randstad Holding NV	1,995	121,016

		954,974

NEW ZEALAND — 0.2%
Metro Performance Glass, Ltd. (b)	32,185	44,168

NORWAY — 0.3%
Orkla ASA	6,657	50,346

SINGAPORE — 1.5%
ComfortDelGro Corp., Ltd.	39,000	82,168
Keppel Corp., Ltd.	20,800	136,473
Keppel Infrastructure Trust	61,387	49,004
Neptune Orient Lines, Ltd. (a)(b)	38,650	28,318

		295,963

SOUTH KOREA — 3.4%
Cheil Industries, Inc. (b)	525	70,744
GS Global Corp.	9,293	65,335
Hyundai Engineering & Construction Co., Ltd.	1,161	52,742
Hyundai Glovis Co., Ltd.	228	46,445
Hyundai Heavy Industries Co., Ltd. (b)	453	49,814
KCC Corp.	77	39,282
Korea Aerospace Industries, Ltd.	845	42,956
LG Corp.	1,508	83,321
Samsung C&T Corp.	1,472	78,811
Samsung Heavy Industries Co., Ltd.	1,901	30,928
SK Holdings Co., Ltd.	349	53,477
Young Poong Precision Corp.	6,548	63,742

		677,597

SPAIN — 2.1%
Abengoa SA (Class B)	14,300	51,911
Abertis Infraestructuras SA	4,220	76,301
ACS, Actividades de Construccion y Servicios SA	3,102	109,941
Ferrovial SA	3,520	74,853
International Consolidated Airlines Group SA (b)	10,997	98,440

		411,446

SWEDEN — 6.1%
Alfa Laval AB	4,678	91,943
Assa Abloy AB (Class B)	2,586	154,128
Atlas Copco AB (Class A)	5,400	174,885
Atlas Copco AB (Class B)	3,261	96,385
B&B Tools AB (Class B)	2,203	36,018
Sandvik AB	10,413	116,457
Securitas AB (Class B)	5,535	79,392
Skanska AB (Class B)	3,438	77,100
SKF AB (Class B) (a)	3,321	85,797
Trelleborg AB (Class B)	5,302	104,884
Volvo AB (Class A)	5,916	71,823
Volvo AB (Class B)	9,325	112,777

		1,201,589

SWITZERLAND — 5.7%
ABB, Ltd. (b)	20,368	432,608
Adecco SA (b)	2,036	169,789
Geberit AG	515	193,529
Kuehne + Nagel International AG	796	118,421
Schindler Holding AG	414	68,964
SGS SA	73	139,792

		1,123,103

UNITED KINGDOM — 10.1%
Aggreko PLC	3,497	79,271
Ashtead Group PLC	5,064	81,490
Babcock International Group PLC	7,620	111,366
BAE Systems PLC	27,367	212,679
Balfour Beatty PLC	11,729	41,806
Bunzl PLC	2,768	75,238
Capita PLC	5,568	92,245
Cobham PLC	15,924	71,910
easyJet PLC	2,888	80,686
Experian PLC	10,925	181,157
FirstGroup PLC (b)	23,100	31,189
G4S PLC	11,558	50,753
IMI PLC	2,864	54,208
Intertek Group PLC	1,344	49,839
Meggitt PLC	8,198	66,752
Melrose Industries PLC	13,074	53,858
Rentokil Initial PLC	44,642	90,593
Rolls-Royce Holdings PLC (b)	17,453	246,913

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Smiths Group PLC	5,789	$96,078
Weir Group PLC	1,946	49,139
Wolseley PLC	3,080	182,570

		1,999,740

TOTAL COMMON STOCKS —
(Cost $19,854,905)		19,578,253

SHORT TERM INVESTMENTS — 12.5%
UNITED STATES — 12.5%
MONEY MARKET FUNDS — 12.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,364,841	2,364,841
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	91,650	91,650

TOTAL SHORT TERM INVESTMENT —
(Cost $2,456,491)		2,456,491

TOTAL INVESTMENTS — 111.8%
(Cost $22,311,396)		22,034,744
OTHER ASSETS & LIABILITIES — (11.8)%		(2,326,569)

NET ASSETS — 100.0%		$19,708,175

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 11.0%
Alumina, Ltd.	11,337	$13,901
Amcor, Ltd.	4,200	45,048
Arrium, Ltd.	16,540	2,148
BHP Billiton, Ltd.	13,901	329,528
BlueScope Steel, Ltd.	3,022	9,650
Boral, Ltd. (a)	8,374	40,815
DuluxGroup, Ltd.	1,570	7,676
Fortescue Metals Group, Ltd. (a)	8,553	12,807
Iluka Resources, Ltd. (a)	1,916	12,442
Incitec Pivot, Ltd.	8,426	26,199
Mineral Deposits, Ltd. (b)	652	388
Newcrest Mining, Ltd. (b)	3,598	36,750
Orica, Ltd. (a)	2,209	33,768
Orora, Ltd.	4,030	6,989
OZ Minerals, Ltd.	2,402	7,230
Rio Tinto, Ltd. (a)	2,038	89,103
Sims Metal Management, Ltd. (a)	1,690	15,971

		690,413

AUSTRIA — 0.7%
RHI AG (a)	449	13,213
Voestalpine AG	810	29,661

		42,874

BELGIUM — 1.0%
Solvay SA	259	37,427
Tessenderlo Chemie NV (b)	120	3,425
Tessenderlo Chemie NV VVPR Strip (b)(c)	116	0
Umicore SA	485	20,252

		61,104

CANADA — 12.0%
Agnico-Eagle Mines, Ltd.	1,134	31,509
Agrium, Inc. (a)	917	95,574
Alacer Gold Corp. (b)	827	1,789
Alamos Gold, Inc.	515	3,017
AuRico Gold, Inc. (a)	1,493	4,126
B2Gold Corp. (b)	3,366	5,023
Barrick Gold Corp.	4,928	53,891
Canam Group, Inc.	573	5,610
Canexus Corp.	996	1,203
Canfor Corp. (b)	299	5,985
CCL Industries, Inc. (Class B)	150	16,877
Centerra Gold, Inc.	721	3,518
Detour Gold Corp. (b)	611	5,186
Eldorado Gold Corp.	4,178	19,166
First Majestic Silver Corp. (a)(b)	673	3,629
First Quantum Minerals, Ltd.	2,843	34,457
Franco-Nevada Corp. (a)	748	36,251
Goldcorp, Inc.	4,135	74,832
HudBay Minerals, Inc.	1,038	8,491
IAMGOLD Corp. (b)	1,739	3,241
Interfor Corp. (b)	529	7,999
Intertape Polymer Group, Inc.	575	7,959
Kinross Gold Corp. (b)	5,582	12,385
Labrador Iron Ore Royalty Corp. (a)	287	3,062
Lundin Mining Corp. (b)	2,308	9,312
Methanex Corp. (a)	374	20,025
New Gold, Inc. (b)	1,547	5,191
Osisko Gold Royalties, Ltd. (a)	198	2,617
Pan American Silver Corp. (a)	1,022	8,973
Potash Corp. of Saskatchewan, Inc.	4,303	138,722
SEMAFO, Inc. (b)	2,061	6,216
Sherritt International Corp.	2,432	4,013
Silver Wheaton Corp.	1,711	32,504
Tanzanian Royalty Exploration Corp. (a)(b)	827	278
Teck Resources, Ltd. (Class B)	2,107	28,914
Thompson Creek Metals Co., Inc. (a)(b)	654	862
Turquoise Hill Resources, Ltd. (b)	5,035	15,703
West Fraser Timber Co., Ltd.	150	7,675
Winpak, Ltd.	332	10,433
Yamana Gold, Inc. (a)	4,197	15,045

		751,263

DENMARK — 1.1%
Chr Hansen Holding A/S	446	20,466
Novozymes A/S (Class B)	1,027	46,951

		67,417

FINLAND — 1.8%
Stora Enso Oyj (a)	4,630	47,688
UPM-Kymmene Oyj	3,262	63,481

		111,169

FRANCE — 4.6%
Air Liquide SA	1,506	193,770
Arkema SA	341	27,002
Eramet (a)(b)	21	1,921
Lafarge SA	970	62,871

		285,564

GERMANY — 12.5%
BASF SE	4,054	402,962
Evonik Industries AG	251	8,950
Fuchs Petrolub SE Preference Shares	196	7,839
HeidelbergCement AG	637	50,496
K+S AG	976	31,877
Lanxess AG	363	19,347
Linde AG	822	167,428
Salzgitter AG	373	10,851
Symrise AG	449	28,374
ThyssenKrupp AG	1,862	48,865
Wacker Chemie AG	68	7,869

		784,858

GREECE — 0.1%
Titan Cement Co. SA	310	7,115

HONG KONG — 0.2%
Fosun International, Ltd. (a)	7,500	14,530

IRELAND — 2.4%
CRH PLC	3,979	103,546
James Hardie Industries PLC	1,875	21,858
Smurfit Kappa Group PLC	809	22,712

		148,116

ISRAEL — 0.5%
Caesarstone Sdot-Yam, Ltd. (a)	131	7,953
Frutarom Industries, Ltd.	319	11,936

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Israel Chemicals, Ltd.	1,975	$14,055

		33,944

ITALY — 0.1%
Buzzi Unicem SpA (a)	552	8,270

JAPAN — 19.1%
Air Water, Inc.	1,000	17,911
Asahi Kasei Corp. (a)	5,833	55,886
Daicel Corp.	1,700	20,314
Denki Kagaku Kogyo Kabushiki Kaisha	6,855	27,094
DIC Corp. (a)	3,000	8,755
Fuji Seal International, Inc.	300	8,355
Hitachi Metals, Ltd.	1,000	15,385
JFE Holdings, Inc.	3,256	72,057
JSR Corp.	1,973	34,269
Kaneka Corp.	2,000	14,109
Kansai Paint Co., Ltd.	1,000	18,211
Kobe Steel, Ltd. (a)	21,641	40,061
Kuraray Co., Ltd. (a)	900	12,210
Maruichi Steel Tube, Ltd. (a)	300	7,119
Mitsubishi Chemical Holdings Corp.	8,102	47,197
Mitsubishi Gas Chemical Co., Inc.	2,000	9,873
Mitsubishi Materials Corp. (a)	5,866	19,761
Mitsui Chemicals, Inc.	8,876	28,569
Mitsui Mining & Smelting Co., Ltd.	2,809	6,418
Nihon Nohyaku Co., Ltd.	800	8,025
Nippon Kayaku Co., Ltd.	1,000	12,566
Nippon Paint Holdings Co., Ltd.	900	33,021
Nippon Paper Industries Co., Ltd. (a)	400	6,024
Nippon Shokubai Co., Ltd.	1,000	14,701
Nippon Steel & Sumitomo Metal Corp.	50,506	127,397
Nissan Chemical Industries, Ltd.	400	8,302
Nitto Denko Corp.	876	58,656
OJI Paper Co., Ltd. (a)	6,000	24,615
Pack Corp.	300	6,482
Rengo Co., Ltd.	2,000	8,489
Shin-Etsu Chemical Co., Ltd.	2,067	135,301
Showa Denko KK	4,000	5,103
Sumitomo Chemical Co., Ltd.	9,838	50,697
Sumitomo Metal Mining Co., Ltd.	2,927	42,920
T&K Toka Co., Ltd.	300	6,016
Taiheiyo Cement Corp.	10,744	32,879
Teijin, Ltd.	3,805	12,945
Tomoku Co., Ltd.	3,000	7,079
Toray Industries, Inc. (a)	9,838	82,609
Tosoh Corp.	3,000	15,159
Toyo Seikan Group Holdings, Ltd. (a)	600	8,815
Ube Industries, Ltd.	11,866	18,602
Zeon Corp.	1,000	9,256

		1,199,213

LUXEMBOURG — 0.8%
APERAM SA (a)(b)	306	12,275
ArcelorMittal (a)	4,278	40,317

		52,592

NETHERLANDS — 2.0%
Akzo Nobel NV	1,085	82,060
Koninklijke DSM NV	825	46,048

		128,108

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,000	12,628

NORWAY — 1.4%
Norsk Hydro ASA	5,907	31,070
Yara International ASA	1,105	56,216

		87,286

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao	1,898	25,358

SOUTH KOREA — 4.6%
Aekyung Petrochemical Co., Ltd.	150	9,302
ENF Technology Co., Ltd.	1,029	12,521
Hanwha Chemical Corp.	377	4,961
Hanwha Corp.	265	8,682
Hyosung Corp.	116	9,065
Hyundai Steel Co.	263	17,305
Korea Zinc Co., Ltd.	79	30,192
Kukdo Chemical Co., Ltd.	163	7,449
LG Chem, Ltd.	249	50,722
Lotte Chemical Corp.	72	13,207
OCI Co., Ltd.	88	8,209
POSCO ADR	1,368	74,775
Samsung SDI Co., Ltd.	177	21,777
Samyoung Chemical Co., Ltd. (b)	4,710	7,175
Taekwang Industrial Co., Ltd.	6	6,506
Wonik Materials Co., Ltd. (b)	197	8,532

		290,380

SWEDEN — 0.8%
Boliden AB	1,252	24,883
Hexpol AB	114	11,494
SSAB AB, (Series A) (a)(b)	2,221	10,930

		47,307

SWITZERLAND — 5.4%
Clariant AG (b)	1,263	25,278
EMS-Chemie Holding AG	37	15,095
Givaudan SA (b)	34	61,678
Holcim, Ltd. (b)	1,007	75,320
Sika AG	4	14,327
Syngenta AG	411	139,934
Youlchon Chemical Co., Ltd.	719	7,388

		339,020

UNITED KINGDOM — 16.3%
Alent PLC	1,157	6,434
Anglo American PLC	6,365	95,622
Antofagasta PLC	1,760	19,138
BHP Billiton PLC	9,913	216,838
Croda International PLC	599	24,356
DS Smith PLC	2,767	14,180
Elementis PLC	1,585	6,828
Essentra PLC	1,051	15,501
Fresnillo PLC	635	6,434
Glencore PLC (b)	48,663	206,535
Johnson Matthey PLC	1,160	58,308
Lonmin PLC (a)(b)	1,314	2,292
Mondi PLC	1,496	28,826
Randgold Resources, Ltd.	603	42,010
Rexam PLC	2,992	25,717

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Rio Tinto PLC	5,620	$231,265
RPC Group PLC	969	8,343
Vedanta Resources PLC (a)	699	5,188
Victrex PLC	378	10,521

		1,024,336

TOTAL COMMON STOCKS —
(Cost $9,459,545)		6,212,865

SHORT TERM INVESTMENTS — 8.7%
UNITED STATES — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	515,765	515,765
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	31,778	31,778

TOTAL SHORT TERM INVESTMENT —
(Cost $547,543)		547,543

TOTAL INVESTMENTS — 107.7%
(Cost $10,007,088)		6,760,408
OTHER ASSETS & LIABILITIES — (7.7)%		(484,072)

NET ASSETS — 100.0%		$6,276,336

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.0%
carsales.com, Ltd. (a)	3,036	$23,959
Computershare, Ltd. (a)	6,891	66,963
iProperty Group, Ltd. (b)	937	2,011
Iress, Ltd. (a)	3,289	26,383

		119,316

AUSTRIA — 0.2%
ams AG	394	18,923

BELGIUM — 0.2%
Barco NV	301	17,916

CANADA — 3.7%
Avigilon Corp. (a)(b)	261	4,342
Blackberry, Ltd. (a)(b)	5,472	48,779
Canadian Solar, Inc. (b)	341	11,386
Celestica, Inc. (b)	2,902	32,217
CGI Group, Inc. (Class A) (b)	3,021	128,139
Constellation Software, Inc.	271	93,670
DH Corp.	1,408	43,013
Mitel Networks Corp. (a)(b)	101	1,027
Open Text Corp. (a)	1,364	72,007
Redknee Solutions, Inc. (a)(b)	549	1,942
Sandvine Corp. (b)	700	2,023

		438,545

DENMARK — 0.3%
SimCorp A/S (a)	1,163	38,120

FINLAND — 2.6%
Nokia Oyj	35,954	274,549
Tieto Oyj	1,325	31,165

		305,714

FRANCE — 4.5%
Alcatel-Lucent (b)	29,255	110,598
AtoS	721	49,768
Cap Gemini SA	1,707	140,010
Criteo SA ADR (b)	220	8,690
Dassault Systemes	1,312	88,970
Ingenico	563	61,857
Inside Secure SA (b)	255	627
Neopost SA	512	28,127
SOITEC (a)(b)	968	925
Sopra Steria Group	27	2,007
UbiSoft Entertainment (b)	1,980	36,587

		528,166

GERMANY — 8.7%
Aixtron SE (a)(b)	1,545	11,663
Dialog Semiconductor PLC (b)	929	41,970
Infineon Technologies AG	11,778	140,790
RIB Software AG (a)	90	1,264
SAP SE	9,265	671,965
Software AG	689	17,945
United Internet AG	1,423	64,808
Wincor Nixdorf AG	630	29,595
Wirecard AG	1,104	46,669

		1,026,669

HONG KONG — 0.7%
ASM Pacific Technology, Ltd. (a)	4,049	42,172
China Innovationpay Group, Ltd. (a)(b)	40,000	3,250
China Mobile Games & Entertainment Group, Ltd. ADR (b)	88	1,467
Landing International Development, Ltd. (b)	25,000	464
PAX Global Technology, Ltd. (b)	3,000	3,138
United Photovoltaics Group, Ltd. (a)(b)	24,000	2,662
VTech Holdings, Ltd. (a)	2,271	32,397
Yunbo Digital Synergy Group, Ltd. (b)	2,000	1,058

		86,608

IRELAND — 0.1%
FleetMatics Group PLC (a)(b)	230	10,315
King Digital Entertainment PLC (a)	365	5,855

		16,170

ISRAEL — 1.9%
Check Point Software Technologies, Ltd. (b)	1,577	129,267
EZchip Semiconductor, Ltd. (b)	36	691
Ituran Location and Control, Ltd.	1,002	22,118
NICE Systems, Ltd.	812	49,802
Stratasys, Ltd. (a)(b)	359	18,948
Tower Semiconductor, Ltd. (b)	98	1,674
Wix.com, Ltd. (b)	54	1,034

		223,534

JAPAN — 34.1%
Advantest Corp. (a)	2,478	31,387
Alps Electric Co., Ltd.	2,547	61,655
Anritsu Corp. (a)	1,800	12,593
Azbil Corp.	1,586	43,113
Brother Industries, Ltd.	3,248	51,811
Canon, Inc.	10,419	369,063
Citizen Holdings Co., Ltd. (a)	4,155	31,944
COLOPL, Inc. (a)	300	6,482
Dena Co., Ltd. (a)	1,300	25,485
FUJIFILM Holdings Corp.	4,925	175,624
Fujitsu, Ltd.	20,688	141,301
GungHo Online Entertainment, Inc. (a)	3,800	14,893
Hamamatsu Photonics K.K.	1,800	54,559
Hirose Electric Co., Ltd.	413	53,517
Hitachi High-Technologies Corp.	1,177	35,970
Hitachi, Ltd. (a)	46,325	317,988
Horiba, Ltd.	886	33,948
Hoya Corp.	4,435	178,158
Ibiden Co., Ltd.	1,970	33,297
IT Holdings Corp.	1,779	32,532
Japan Digital Laboratory Co., Ltd.	1,483	19,563
Japan Display, Inc. (a)	2,350	8,465
Kakaku.com, Inc. (a)	1,700	28,323
Keyence Corp.	392	214,427
Konami Corp.	1,385	25,985
Konica Minolta Holdings, Inc.	5,806	59,113
Kyocera Corp.	3,783	207,943
Mitsumi Electric Co., Ltd.	1,779	13,247
Murata Manufacturing Co., Ltd.	2,169	299,057
NEC Corp.	28,578	84,120

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Nexon Co., Ltd.	1,800	$19,212
Nintendo Co., Ltd.	1,083	159,617
Nippon Electric Glass Co., Ltd.	6,933	33,935
Nomura Research Institute, Ltd.	1,372	51,711
NTT Data Corp. (a)	1,792	78,150
Obic Co., Ltd.	1,090	46,354
Oki Electric Industry Co., Ltd.	10,776	22,374
Omron Corp.	2,461	111,225
Otsuka Corp.	800	34,155
Renesas Electronics Corp. (b)	1,500	11,169
Ricoh Co., Ltd.	6,901	75,268
Rohm Co., Ltd.	1,180	80,979
SCREEN Holdings Co., Ltd.	6,937	52,639
SCSK Corp.	1,000	28,059
Seiko Epson Corp.	3,140	55,796
Sumco Corp.	1,878	31,617
Taiyo Yuden Co., Ltd.	1,784	26,063
TDK Corp.	1,478	105,250
Tokyo Electron, Ltd.	1,870	130,701
Trend Micro, Inc.	1,181	38,997
Wacom Co., Ltd. (a)	2,200	10,603
Yahoo! Japan Corp.	13,919	57,568
Yaskawa Electric Corp. (a)	3,312	48,634
Yokogawa Electric Corp. (a)	3,035	32,773

		4,008,412

NETHERLANDS — 7.1%
ASM International NV	877	40,549
ASML Holding NV	4,318	439,592
Cimpress NV (b)	629	53,075
Gemalto NV (a)	939	74,799
NXP Semiconductor NV (a)(b)	2,250	225,810

		833,825

NEW ZEALAND — 0.1%
Xero, Ltd. (a)(b)	650	11,747

NORWAY — 0.1%
Nordic Semiconductor ASA (b)	394	2,530
Opera Software ASA (a)	862	6,926
REC Silicon ASA (a)(b)	14,061	4,100
REC Solar ASA (b)	138	1,738

		15,294

SINGAPORE — 1.4%
Flextronics International, Ltd. (b)	9,102	115,368
IGG, Inc. (a)	4,000	2,342
Venture Corp., Ltd.	6,925	43,165

		160,875

SOUTH KOREA — 20.9%
Actoz Soft Co., Ltd. (b)	64	2,103
AfreecaTV Co., Ltd.	97	2,199
Bluecom Co., Ltd.	137	1,716
Com2uSCorp (b)	76	13,187
Daum Kakao Corp.	109	11,338
Dongbu HiTek Co., Ltd. (b)	320	1,728
Eo Technics Co., Ltd.	37	4,265
Gamevil, Inc. (b)	54	5,889
GemVax & Kael Co., Ltd. (b)	231	3,925
Gigalane Co., Ltd.	108	919
Joymax Co., Ltd. (b)	49	1,261
KCP Co., Ltd. (b)	116	2,990
KH Vatec Co., Ltd.	67	1,929
LG Display Co., Ltd. ADR	5,153	73,739
LG Innotek Co., Ltd.	207	21,643
Lumens Co., Ltd.	293	1,659
NAVER Corp.	289	174,788
NCSoft Corp.	175	28,629
Neowiz Games Corp. (b)	57	1,202
Nexon GT Co., Ltd. (b)	93	1,425
NHN Entertainment Corp. (b)	320	20,594
Partron Co., Ltd.	870	11,214
Sam Young Electronics Co., Ltd.	2,239	29,465
Samsung Electro-Mechanics Co., Ltd.	652	45,192
Samsung Electronics Co., Ltd. GDR	2,554	1,644,776
Samsung SDI Co., Ltd.	388	47,737
Seoul Semiconductor Co., Ltd. (b)	581	10,421
SK C&C Co., Ltd.	230	48,200
SK Communications Co., Ltd. (b)	218	1,607
SK Hynix, Inc.	5,448	223,675
SundayToz Corp. (b)	190	2,475
Texcell-NetCom Co., Ltd. (b)	1,134	2,244
Tovis Co., Ltd.	124	1,956
WeMade Entertainment Co., Ltd. (b)	78	2,830
Wonik IPS Co., Ltd. (b)	334	3,342

		2,452,262

SPAIN — 1.7%
Amadeus IT Holding SA	4,059	174,200
Indra Sistemas SA (a)	1,626	19,087

		193,287

SWEDEN — 4.1%
Hexagon AB, (Class B)	2,757	98,016
Net Entertainment NE AB (Class B) (b)	105	3,616
Telefonaktiebolaget LM Ericsson (Class B)	30,607	384,715

		486,347

SWITZERLAND — 1.2%
Logitech International SA	2,115	27,981
Myriad Group AG (b)	738	3,267
STMicroelectronics NV	7,558	70,539
Temenos Group AG (b)	1,109	38,249

		140,036

UNITED KINGDOM — 4.9%
ARM Holdings PLC	14,322	234,934
Aveva Group PLC	1,162	25,530
CSR PLC	1,237	16,040
Fidessa Group PLC	165	5,403
Imagination Technologies Group PLC (b)	3,019	9,447
Just Eat PLC (a)(b)	2,393	15,489
Micro Focus International PLC	734	12,869
Moneysupermarket.com Group PLC	1,271	5,081
Pace PLC	1,626	8,328
Playtech PLC	492	5,682
RM PLC	531	1,131
Sage Group PLC	16,691	115,638
Spectris PLC	1,756	56,307
Spirent Communications PLC	10,510	13,613
Telecity Group PLC	3,007	39,059
Xaar PLC	447	2,734

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Zoopla Property Group PLC (a)(c)	1,428	$3,831

		571,116

UNITED STATES — 0.1%
Kofax, Ltd. (a)(b)	268	2,935
LivePerson, Inc. (b)	297	3,144

		6,079

TOTAL COMMON STOCKS —
(Cost $11,154,273)		11,698,961

SHORT TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	844,206	844,206
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	14,630	14,630

TOTAL SHORT TERM INVESTMENT —
(Cost $858,836)		858,836

TOTAL INVESTMENTS — 106.9%
(Cost $12,013,109)		12,557,797
OTHER ASSETS & LIABILITIES — (6.9)%		(810,373)

NET ASSETS — 100.0%		$11,747,424

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 4.8%
M2 Group, Ltd.	21,373	$165,565
Telstra Corp., Ltd.	370,195	1,784,534
TPG Telecom, Ltd.	31,958	223,879

		2,173,978

BELGIUM — 0.9%
Belgacom SA	11,892	416,048

CANADA — 4.2%
BCE, Inc. (a)	3,131	132,558
BCE, Inc. (a)	15,487	656,029
Rogers Communications, Inc. (Class B)	15,545	520,446
TELUS Corp.	18,070	600,647

		1,909,680

DENMARK — 1.1%
TDC A/S	71,494	511,846

FINLAND — 0.7%
Elisa Oyj	13,156	330,631

FRANCE — 5.6%
Iliad SA	2,252	525,572
Orange SA	123,635	1,987,112

		2,512,684

GERMANY — 8.7%
Deutsche Telekom AG	164,899	3,019,580
Drillisch AG	4,747	186,215
Freenet AG	12,280	370,273
Telefonica Deutschland Holding AG (b)	59,156	341,556

		3,917,624

HONG KONG — 1.9%
Alibaba Health Information Technology, Ltd. (b)(c)	196,000	171,401
HKT Trust/HKT, Ltd.	336,064	433,027
PCCW, Ltd.	443,111	270,334

		874,762

ISRAEL — 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	174,204	325,042

ITALY — 3.3%
Telecom Italia SpA (a)(b)	978,707	1,147,835
Telecom Italia SpA (a)	333,015	312,951

		1,460,786

JAPAN — 20.7%
KDDI Corp.	99,831	2,264,667
Nippon Telegraph & Telephone Corp.	31,713	1,956,065
NTT DoCoMo, Inc. (d)	118,587	2,062,232
Softbank Corp.	52,159	3,035,813

		9,318,777

LUXEMBOURG — 1.3%
COLT Group SA (b)	86,922	173,037
Millicom International Cellular SA	5,700	412,428

		585,465

NETHERLANDS — 2.1%
Koninklijke KPN NV	274,184	930,242

NEW ZEALAND — 0.6%
Chorus, Ltd. (b)	36,306	77,594
Spark New Zealand, Ltd.	86,720	193,793

		271,387

NORWAY — 2.6%
Telenor ASA	58,124	1,174,871

SINGAPORE — 5.1%
Singapore Telecommunications, Ltd.	652,839	2,084,592
StarHub, Ltd.	71,000	225,158

		2,309,750

SOUTH KOREA — 3.0%
KT Corp. ADR (b)	22,912	299,689
LG Uplus Corp.	19,829	196,601
SK Telecom Co., Ltd. ADR (d)	30,690	835,075

		1,331,365

SPAIN — 6.9%
Telefonica SA	217,710	3,100,459

SWEDEN — 3.4%
Tele2 AB	27,031	323,154
TeliaSonera AB	187,022	1,188,398

		1,511,552

SWITZERLAND — 2.5%
Swisscom AG	1,896	1,101,917

UNITED KINGDOM — 19.5%
BT Group PLC	436,483	2,838,063
Cable & Wireless Communications PLC	273,125	247,124
Inmarsat PLC	39,141	537,761
Jazztel PLC (b)	18,063	246,085
TalkTalk Telecom Group PLC (d)	48,825	249,406
Vodafone Group PLC	1,416,654	4,636,117

		8,754,556

TOTAL COMMON STOCKS —
(Cost $43,649,248)		44,823,422

RIGHTS — 0.1%
SPAIN — 0.1%
Telefonica SA (expiring 4/10/15) (b) (Cost $0)	217,710	35,073

SHORT TERM INVESTMENTS — 4.4%
UNITED STATES — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,932,023	1,932,023
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	45,930	45,930

TOTAL SHORT TERM INVESTMENT —
(Cost $1,977,953)		1,977,953

TOTAL INVESTMENTS — 104.1%
(Cost $45,627,201)		46,836,448
OTHER ASSETS & LIABILITIES — (4.1)%		(1,824,416)

NET ASSETS — 100.0%		$45,012,032

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	A portion of the security was on loan at March 31, 2015.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 4.1%
AGL Energy, Ltd.	39,051	$453,462
APA Group	63,615	439,818
AusNet Services (a)	94,349	105,234
DUET Group (a)	79,415	154,706
Energy World Corp., Ltd. (b)	43,549	12,809
ERM Power, Ltd.	8,612	14,935
Infigen Energy (b)	47,614	10,185
Spark Infrastructure Group (a)	78,289	118,421

		1,309,570

AUSTRIA — 0.3%
EVN AG	1,641	18,453
Verbund AG (a)	3,711	62,096

		80,549

BELGIUM — 0.3%
Elia System Operator SA/NV	1,950	82,055

CANADA — 5.5%
Algonquin Power & Utilities Corp. (a)	9,659	71,384
Atco, Ltd. (Class I)	4,378	155,970
Atlantic Power Corp. (a)	6,667	18,740
Boralex, Inc. (Class A)	996	10,444
Canadian Utilities, Ltd. (Class A)	6,885	216,199
Capital Power Corp. (a)	4,835	93,570
Capstone Infrastructure Corp.	5,486	15,377
Emera, Inc.	8,316	270,524
Fortis, Inc. (a)	15,894	484,161
Innergex Renewable Energy, Inc.	4,795	42,403
Just Energy Group, Inc. (a)	6,225	29,098
Northland Power, Inc. (a)	6,063	82,867
Superior Plus Corp. (a)	7,547	84,557
TransAlta Corp. (a)	15,593	144,665
TransAlta Renewables, Inc.	1,276	12,644
Valener, Inc. (a)	2,250	30,770

		1,763,373

CHINA — 1.2%
China Everbright Water, Ltd. (c)(d)	155,781	106,894
China Everbright Water, Ltd. (b)(d)	31,200	21,495
ENN Energy Holdings, Ltd.	43,000	263,722

		392,111

FINLAND — 1.6%
Fortum Oyj (a)	24,817	521,341

FRANCE — 9.7%
Albioma SA	969	18,514
EDF SA	16,935	406,324
GDF Suez	86,722	1,714,231
Rubis SCA (a)	2,104	133,571
Suez Environnement Co.	19,627	337,797
Theolia SA (b)	11,016	8,163
Veolia Environnement SA	27,213	514,829

		3,133,429

GERMANY — 7.6%
E.ON SE	114,204	1,703,065
RWE AG	29,285	747,931

		2,450,996

HONG KONG — 9.1%
Canvest Environment Protection Group Co., Ltd. (b)	34,000	13,463
Cheung Kong Infrastructure Holdings, Ltd.	32,000	275,092
China Ruifeng Renewable Energy, Ltd. (b)	80,000	9,699
China Water Industry Group, Ltd. (a)(b)	57,045	13,538
CLP Holdings, Ltd.	110,000	961,235
Hong Kong & China Gas Co., Ltd.	366,223	847,414
Power Assets Holdings, Ltd.	75,500	772,232
Towngas China Co., Ltd. (a)	50,000	45,724
Zhongyu Gas Holdings, Ltd. (b)	46,000	13,646

		2,952,043

ITALY — 9.4%
A2A SpA	77,742	80,781
ACEA SpA	2,682	34,421
Ascopiave SpA	4,528	11,506
Edison SpA	6,490	5,831
Enel Green Power SpA	89,892	167,890
Enel SpA	370,641	1,676,664
Falck Renewables SpA	4,331	5,596
Hera SpA	35,722	83,867
Iren SpA	30,626	41,970
Snam SpA	121,874	591,635
Terna Rete Elettrica Nazionale SpA	79,960	352,096

		3,052,257

JAPAN — 13.2%
Chubu Electric Power Co., Inc.	41,088	491,309
Chugoku Electric Power Co., Inc. (a)	17,587	229,654
Electric Power Development Co., Ltd.	9,700	327,580
Eneres Co., Ltd. (a)(b)	2,100	6,427
Hokkaido Electric Power Co., Inc. (a)(b)	12,300	96,923
Hokuriku Electric Power Co.	11,594	153,813
Japan Wind Development Co., Ltd. (b)	700	3,368
K&O Energy Group, Inc.	797	9,975
Kansai Electric Power Co., Inc. (b)	46,298	442,615
Kyushu Electric Power Co., Inc. (a)(b)	27,092	263,183
Okinawa Electric Power Co., Inc.	1,000	36,231
Osaka Gas Co., Ltd.	119,958	502,838
Saibu Gas Co., Ltd.	20,000	45,028
Shikoku Electric Power Co., Inc. (a)(b)	11,800	145,624
Shizuoka Gas Co., Ltd.	3,900	25,886
Toho Gas Co., Ltd.	29,000	169,514
Tohoku Electric Power Co., Inc.	28,672	326,587
Tokyo Electric Power Co., Inc. (b)	45,899	174,143
Tokyo Gas Co., Ltd.	130,958	825,770

		4,276,468

NEW ZEALAND — 1.4%
Contact Energy, Ltd.	20,375	91,370
Genesis Energy, Ltd.	28,311	47,556
Infratil, Ltd.	30,827	73,513
Meridian Energy, Ltd.	73,450	111,537
Mighty River Power, Ltd.	38,388	89,240
TrustPower, Ltd.	3,162	18,851
Vector, Ltd.	14,749	34,066

		466,133

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.0% (e)
Scatec Solar ASA (b)(c)	1,836	$8,201

PORTUGAL — 1.8%
EDP — Energias de Portugal SA	148,003	553,959
REN — Redes Energeticas Nacionais SGPS SA	4,386	12,869

		566,828

SINGAPORE — 0.2%
CitySpring Infrastructure Trust (a)	56,400	22,203
Hyflux, Ltd. (a)	36,800	24,548
Kenon Holdings, Ltd. (b)	1,065	20,621

		67,372

SOUTH KOREA — 2.2%
Busan City Gas Co., Ltd.	58	1,754
E1 Corp.	123	7,262
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	683	4,734
Kg Eco Technology Service Co., Ltd.	1,156	5,710
Korea District Heating Corp.	174	8,657
Korea Electric Power Corp. ADR (b)	29,576	606,308
Korea Gas Corp.	1,533	55,961
KyungDong City Gas Co., Ltd.	125	12,112
Samchully Co., Ltd.	120	12,763

		715,261

SPAIN — 11.1%
Acciona SA (b)	1,448	111,629
EDP Renovaveis SA (a)	12,067	82,944
Enagas SA	12,266	350,815
Endesa SA	4,963	95,944
Gas Natural SDG SA	20,514	460,800
Iberdrola SA	305,979	1,972,385
Red Electrica Corp. SA	6,164	501,409

		3,575,926

SWITZERLAND — 0.2%
Alpiq Holding AG (a)(b)	276	22,250
BKW AG	629	21,953
Energiedienst Holding AG	351	10,624

		54,827

UNITED KINGDOM — 20.7%
Abengoa Yield PLC	2,012	67,965
Centrica PLC	291,272	1,093,956
Drax Group PLC	23,341	126,090
Infinis Energy PLC	5,546	15,470
National Grid PLC	219,980	2,823,769
Pennon Group PLC	22,672	278,004
Renewables Infrastructure Group, Ltd.	20,651	31,653
Severn Trent PLC	13,555	414,321
SSE PLC	56,408	1,254,391
Telecom Plus PLC (a)	3,720	48,044
United Utilities Group PLC	38,857	538,185

		6,691,848

TOTAL COMMON STOCKS —
(Cost $37,005,529)		32,160,588

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Theolia SA (expiring 6/9/16) (b) (Cost $0)	12,075	830

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,662,199	1,662,199
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	62,071	62,071

TOTAL SHORT TERM INVESTMENT —
(Cost $1,724,270)		1,724,270

TOTAL INVESTMENTS — 104.9%
(Cost $38,729,799)		33,885,688
OTHER ASSETS & LIABILITIES — (4.9)%		(1,581,531)

NET ASSETS — 100.0%		$32,304,157

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

								SPDR S&P
								Emerging		SPDR S&P
	SPDR STOXX	SPDR EURO	SPDR EURO	SPDR S&P Emerging			SPDR S&P Emerging	Markets	SPDR S&P	Emerging
	Europe	STOXX	STOXX	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe
	50 ETF	50 ETF	Small Cap ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$259,048,673	$4,666,250,216	$5,117,038	$734,987,414	$30,213,168	$1,115,834,653	$195,162,289	$422,062,867	$109,697,792	$49,503,368
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	13,131,294	151,058,848	557	44,266,646	278,913	105,180,120	11,002,955	60,016,559	10,444,120	251,583

Total Investments	272,179,967	4,817,309,064	5,117,595	779,254,060	30,492,081	1,221,014,773	206,165,244	482,079,426	120,141,912	49,754,951
Cash	—	—	—	15,674	—	80,150	982	—	—	—
Foreign currency, at value	796,644	3,665,357	1,018	1,098,255	370	69,228	2,913,918	279,708	4,221	129,134
Initial margin deposit on futures	—	—	—	—	—	—	200,459	—	—	—
Receivable for investments sold	—	46,517,570	—	—	—	1,010,925	—	—	2,248,300	—
Receivable for fund shares sold	—	15,911,003	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	452,523	1,085,863	3,384	—	—	—	408	16,405	3,183	1,677
Dividends and interest receivable — unaffiliated issuers	961,048	1,766,323	4,151	670,798	—	420,858	279,650	1,672,844	25,564	46,830
Dividends receivable — affiliated issuers	50	249	—	177	14	106	157	39	28	13

TOTAL ASSETS	274,390,232	4,886,255,429	5,126,148	781,038,964	30,492,465	1,222,596,040	209,560,818	484,048,422	122,423,208	49,932,605

LIABILITIES
Payable upon return of securities loaned	10,884,258	145,787,382	—	41,876,836	—	103,521,859	9,213,999	58,975,610	9,994,758	78,000
Payable for investments purchased	—	64,049,937	—	—	—	—	110,043	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	2,245,658	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	29,406	—	—	—
Distributions payable	2,153,716	5,210,641	—	—	—	—	—	1,009,137	—	—
Accrued advisory fee (Note 3)	176,943	2,977,260	5,546	918,786	41,120	1,555,355	313,738	561,346	145,414	65,181
Deferred foreign taxes payable	—	—	—	1,484,128	—	—	231,299	305,263	—	—
Accrued trustees’ fees and expenses (Note 3)	202	4,211	12	400	4	350	337	346	157	72

TOTAL LIABILITIES	13,215,119	218,029,431	5,558	44,280,150	41,124	105,077,564	9,898,822	60,851,702	12,385,987	143,253

NET ASSETS	$261,175,113	$4,668,225,998	$5,120,590	$736,758,814	$30,451,341	$1,117,518,476	$199,661,996	$423,196,720	$110,037,221	$49,789,352

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$308,675,149	$4,816,252,234	$6,262,493	$685,616,620	$49,228,196	$1,125,195,682	$236,737,792	$616,232,462	$231,532,372	$133,309,201
Undistributed (distribution in excess of) net investment income	(784,655)	(11,661,841)	32,426	(550,706)	(89,452)	(1,145,157)	402,986	(636,733)	(44,889)	(70,635)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(28,790,651)	(156,766,032)	(679,797)	(37,602,458)	(4,767,253)	(106,971,214)	(15,339,804)	(140,670,167)	(99,968,604)	(42,631,394)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $1,484,128, $0, $0, $231,299, $306,439, $0, $0, respectively)	(17,875,214)	20,754,718	(493,840)	89,303,676	(13,920,143)	100,439,045	(22,048,709)	(51,719,753)	(21,481,657)	(40,810,359)
Foreign currency	(49,516)	(353,081)	(692)	(8,318)	(7)	120	(60,863)	(9,089)	(1)	(7,461)
Futures	—	—	—	—	—	—	(29,406)	—	—	—

NET ASSETS	$261,175,113	$4,668,225,998	$5,120,590	$736,758,814	$30,451,341	$1,117,518,476	$199,661,996	$423,196,720	$110,037,221	$49,789,352

NET ASSET VALUE PER SHARE
Net asset value per share	$35.06	$38.77	$51.21	$87.71	$16.46	$84.02	$64.41	$33.19	$22.46	$27.66

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,450,370	120,400,967	100,000	8,400,000	1,850,000	13,300,000	3,100,000	12,750,000	4,900,000	1,800,000

COST OF INVESTMENTS:
Unaffiliated issuers	$276,923,887	$4,645,495,498	$5,610,878	$644,199,610	$44,133,311	$1,015,395,608	$216,979,699	$473,476,181	$131,179,449	$90,313,727
Affiliated issuers	13,131,294	151,058,848	557	44,266,646	278,913	105,180,120	11,002,955	60,016,559	10,444,120	251,583

Total cost of investments	$290,055,181	$4,796,554,346	$5,611,435	$688,466,256	$44,412,224	$1,120,575,728	$227,982,654	$533,492,740	$141,623,569	$90,565,310

Foreign currency, at cost	$809,832	$3,743,162	$1,050	$1,104,353	$377	$69,303	$2,967,668	$281,531	$4,222	$136,347

* Includes investments in securities on loan, at value	$10,138,605	$136,642,628	$—	$40,672,029	$—	$101,853,712	$10,327,589	$55,794,805	$10,370,354	$75,738

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2015 (Unaudited)

		SPDR S&P				SPDR S&P				SPDR MSCI
	SPDR S&P	Emerging Middle	SPDR S&P	SPDR S&P	SPDR Dow Jones	Global	SPDR S&P	SPDR MSCI		ACWI Low
	Emerging Latin	East & Africa	World ex-US	International	International	Infrastructure	Global Natural	ACWI ex-US	SPDR MSCI	Carbon Target
	America ETF	ETF	ETF	Small Cap ETF	Real Estate ETF	ETF	Resources ETF	ETF	ACWI IMI ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$33,137,478	$48,105,012	$750,039,406	$695,653,570	$5,050,359,303	$120,411,943	$667,272,681	$681,799,791	$64,990,084	$89,649,795
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	4,648,792	1,658,591	55,766,279	93,654,077	112,135,280	11,342,140	70,371,816	45,593,004	10,110,380	218,830

Total Investments	37,786,270	49,763,603	805,805,685	789,307,647	5,162,494,583	131,754,083	737,644,497	727,392,795	75,100,464	89,868,625
Cash	—	—	998	2,105	148	—	—	—	—	—
Foreign currency, at value	44,866	692,275	1,990,806	1,869,408	5,039,424	210,993	1,812,520	5,453,795	79,821	87,949
Receivable for investments sold	—	2,184	215,814	1,188,981	—	6,124,648	—	20,894,376	23,015	9,525
Receivable for fund shares sold	—	—	—	—	—	—	12,971,570	—	—	—
Receivable for foreign currency contracts sold	—	270,187	—	—	5,602,754	3,790,099	—	14,611,155	—	—
Receivable for foreign taxes recoverable	174	—	689,404	247,911	1,260,587	25,707	232,295	480,632	12,561	12,353
Dividends and interest receivable — unaffiliated issuers	77,648	105,147	3,297,288	3,269,439	13,953,026	156,531	1,396,103	2,550,579	157,676	206,698
Dividends receivable — affiliated issuers	4	2	18	110	653	9	76	39	329	364
Due from Investment Adviser	—	—	—	—	—	—	—	—	—	27,012

TOTAL ASSETS	37,908,962	50,833,398	812,000,013	795,885,601	5,188,351,175	142,062,070	754,057,061	771,383,371	75,373,866	90,212,526

LIABILITIES
Payable upon return of securities loaned	4,630,361	1,658,591	55,322,052	92,302,157	85,444,356	11,133,914	69,609,983	45,593,004	9,768,492	—
Payable for investments purchased	69	—	—	193,341	7,553,872	6,555,409	13,000,601	20,907,762	—	—
Due to custodian	—	368,376	—	—	—	—	—	3,435,473	—	—
Payable for foreign currency contracts purchased	—	272,431	—	—	5,595,496	3,795,545	—	14,570,166	—	—
Distributions payable	—	—	—	—	18,891,378	—	—	—	—	—
Accrued advisory fee (Note 3)	45,579	71,130	609,281	768,074	7,414,087	111,365	654,626	585,962	40,030	65,848
Deferred foreign taxes payable	—	—	—	—	—	—	—	59,656	—	22
Accrued trustees’ fees and expenses (Note 3)	60	42	531	801	2,896	72	223	26	17	48

TOTAL LIABILITIES	4,676,069	2,370,570	55,931,864	93,264,373	124,902,085	21,596,305	83,265,433	85,152,049	9,808,539	65,918

NET ASSETS	$33,232,893	$48,462,828	$756,068,149	$702,621,228	$5,063,449,090	$120,465,765	$670,791,628	$686,231,322	$65,565,327	$90,146,608

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$77,329,688	$77,024,483	$720,487,310	$789,853,483	$5,175,531,072	$135,092,196	$832,660,293	$762,556,883	$63,053,507	$88,300,106
Undistributed (distribution in excess of) net investment income	154,298	251,437	2,815,730	(2,389,166)	(190,351,082)	453,908	4,274,920	3,522,466	366,701	430,864
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,080,673)	(23,334,912)	(897,400)	(10,286,060)	(636,359,909)	(17,666,978)	(76,393,079)	(63,482,753)	182,303	35,259
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $58,254, $0, $22, respectively)	(26,163,554)	(5,471,632)	33,772,744	(74,449,145)	714,923,092	2,599,984	(89,709,465)	(16,250,083)	1,964,653	1,383,622
Foreign currency	(6,866)	(6,548)	(110,235)	(107,884)	(294,083)	(13,345)	(41,041)	(115,191)	(1,837)	(3,243)

NET ASSETS	$33,232,893	$48,462,828	$756,068,149	$702,621,228	$5,063,449,090	$120,465,765	$670,791,628	$686,231,322	$65,565,327	$90,146,608

NET ASSET VALUE PER SHARE
Net asset value per share	$47.48	$69.23	$28.21	$28.91	$43.30	$48.19	$42.86	$34.66	$65.57	$75.12

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	700,000	26,800,000	24,300,000	116,935,379	2,500,000	15,650,000	19,800,000	1,000,000	1,200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$59,301,032	$53,576,644	$716,266,662	$770,102,715	$4,335,436,211	$117,811,959	$756,982,146	$697,991,620	$63,032,301	$88,260,501
Affiliated issuers	4,648,792	1,658,591	55,766,279	93,654,077	112,135,280	11,342,140	70,371,816	45,593,004	10,103,510	224,480

Total cost of investments	$63,949,824	$55,235,235	$772,032,941	$863,756,792	$4,447,571,491	$129,154,099	$827,353,962	$743,584,624	$73,135,811	$88,484,981

Foreign currency, at cost	$46,389	$696,398	$2,011,748	$1,909,437	$5,131,308	$211,840	$1,826,149	$5,495,969	$80,541	$89,581

* Includes investments in securities on loan, at value	$4,835,948	$1,719,001	$56,544,104	$87,962,039	$80,670,877	$14,997,254	$72,410,933	$47,203,239	$10,623,360	$—

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2015 (Unaudited)

				SPDR MSCI
	SPDR MSCI	SPDR MSCI	SPDR MSCI	Emerging	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI
	EM	EM Beyond	EAFE	Markets Quality	World	Australia Quality	Canada Quality	Germany Quality	Japan	Mexico Quality
	50 ETF	BRIC ETF	Quality Mix ETF	Mix ETF	Quality Mix ETF	Mix ETF	Mix ETF	Mix ETF	Quality Mix ETF	Mix ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,323,100	$2,887,000	$5,747,970	$74,222,642	$6,211,744	$2,628,100	$2,696,974	$8,616,716	$6,474,025	$2,482,760
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	109,426	71,286	548	181,570	5,115	2,744	1,793	694	841	199

Total Investments	2,432,526	2,958,286	5,748,518	74,404,212	6,216,859	2,630,844	2,698,767	8,617,410	6,474,866	2,482,959
Cash	—	—	—	3,343	—	—	11	—	—	—
Foreign currency, at value	7,502	10,892	16,193	254,508	15,540	—	10,168	3,956	13,848	3,967
Receivable for investments sold	—	—	411	—	179	15,847	—	—	—	—
Receivable for foreign taxes recoverable	—	224	3,681	252	1,749	—	—	2,418	5,834	—
Dividends and interest receivable — unaffiliated issuers	1,835	5,389	20,650	105,005	13,227	54,740	5,162	—	41,443	—
Dividends receivable — affiliated issuers	—	—	—	15	12	—	—	—	—	—

TOTAL ASSETS	2,441,863	2,974,791	5,789,453	74,767,335	6,247,566	2,701,431	2,714,108	8,623,784	6,535,991	2,486,926

LIABILITIES
Payable upon return of securities loaned	106,619	70,666	—	—	—	—	—	—	—	—
Payable for investments purchased	—	—	5,191	36	—	16,891	—	—	—	—
Due to custodian	—	—	—	—	—	6,601	—	—	—	—
Accrued advisory fee (Note 3)	2,864	3,665	4,200	37,445	4,573	5,493	2,030	6,137	4,580	2,457
Deferred foreign taxes payable	—	3,184	—	3,162	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	2	3	3	4	3	7	2	4	4	2

TOTAL LIABILITIES	109,485	77,518	9,394	40,647	4,576	28,992	2,032	6,141	4,584	2,459

NET ASSETS	$2,332,378	$2,897,273	$5,780,059	$74,726,688	$6,242,990	$2,672,439	$2,712,076	$8,617,643	$6,531,407	$2,484,467

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$2,644,309	$3,040,224	$6,000,000	$73,917,015	$6,000,000	$3,065,463	$2,981,989	$8,473,312	$6,000,000	$3,000,000
Undistributed (distribution in excess of) net investment income	(1,863)	5,181	42,762	205,248	35,445	64,629	14,030	8,263	39,739	(3,471)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(146,744)	4,935	(11,451)	(102,230)	31,081	(84,074)	25,777	(17,220)	501	(14,852)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $3,184, $0, $3,162, $0, $0, $0, $0, $0, $0, respectively)	(163,201)	(152,768)	(250,955)	716,807	177,102	(372,876)	(309,598)	153,583	491,772	(497,172)
Foreign currency	(123)	(299)	(297)	(10,152)	(638)	(703)	(122)	(295)	(605)	(38)

NET ASSETS	$2,332,378	$2,897,273	$5,780,059	$74,726,688	$6,242,990	$2,672,439	$2,712,076	$8,617,643	$6,531,407	$2,484,467

NET ASSET VALUE PER SHARE
Net asset value per share	$46.65	$57.95	$57.80	$57.48	$62.43	$53.45	$54.24	$57.45	$65.31	$24.84

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000	50,000	100,000	1,300,000	100,000	50,000	50,000	150,000	100,000	100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$2,486,301	$3,036,584	$5,998,925	$73,502,673	$6,034,901	$3,000,976	$3,006,572	$8,463,133	$5,982,253	$2,979,932
Affiliated issuers	109,426	71,286	548	181,570	4,856	2,744	1,793	694	841	199

Total cost of investments	$2,595,727	$3,107,870	$5,999,473	$73,684,243	$6,039,757	$3,003,720	$3,008,365	$8,463,827	$5,983,094	$2,980,131

Foreign currency, at cost	$7,611	$11,102	$16,234	$263,743	$16,048	$(6,753)	$10,265	$4,025	$13,882	$4,005

* Includes investments in securities on loan, at value	$102,488	$67,950	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2015 (Unaudited)

	SPDR MSCI
	South	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR Russell/	SPDR Russell/	SPDR S&P	SPDR S&P	SPDR S&P
	Korea	Spain	Taiwan Quality	United Kingdom	Nomura PRIME	Nomura Small	Global Dividend	International	International
	Quality Mix ETF	Quality Mix ETF	Mix ETF	Quality Mix ETF	Japan ETF	Cap Japan ETF	ETF	Dividend ETF	Mid Cap ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,665,249	$2,524,268	$6,086,891	$2,689,978	$18,617,535	$61,829,391	$52,226,926	$1,330,950,535	$50,007,298
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	2,844	566	1,740	2,673	2,628,080	8,726,488	8,732,027	263,570,595	5,553,312

Total Investments	2,668,093	2,524,834	6,088,631	2,692,651	21,245,615	70,555,879	60,958,953	1,594,521,130	55,560,610
Foreign currency, at value	4,644	6,846	208	2,881	27,999	489,094	210,114	3,114,011	153,987
Receivable for investments sold	—	—	—	1,377	—	—	—	—	—
Receivable for foreign taxes recoverable	—	563	—	178	54,974	28,572	21,477	130,551	16,896
Dividends and interest receivable — unaffiliated issuers	25,778	—	—	28,080	137,166	474,320	168,486	5,456,307	200,926
Dividends receivable — affiliated issuers	—	—	—	—	1	4	12	170	9

TOTAL ASSETS	2,698,515	2,532,243	6,088,839	2,725,167	21,465,755	71,547,869	61,359,042	1,603,222,169	55,932,428

LIABILITIES
Payable upon return of securities loaned	—	—	—	—	2,609,030	8,669,834	8,361,230	256,793,287	5,508,069
Payable for investments purchased	—	4,937	—	—	—	—	—	—	—
Distributions payable	—	—	—	—	—	—	292,244	6,452,139	—
Accrued advisory fee (Note 3)	2,615	5,082	5,938	3,880	16,311	67,310	45,769	1,522,089	60,284
Deferred foreign taxes payable	—	—	—	—	—	—	—	96,260	—
Accrued trustees’ fees and expenses (Note 3)	2	7	3	4	53	70	24	1,269	88

TOTAL LIABILITIES	2,617	10,026	5,941	3,884	2,625,394	8,737,214	8,699,267	264,865,044	5,568,441

NET ASSETS	$2,695,898	$2,522,217	$6,082,898	$2,721,283	$18,840,361	$62,810,655	$52,659,775	$1,338,357,125	$50,363,987

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$3,000,000	$3,119,919	$6,000,000	$3,139,490	$22,782,413	$74,441,874	$52,545,772	$1,647,447,905	$53,677,487
Undistributed (distribution in excess of) net investment income	313	31,614	(12,313)	47,453	26,873	(91,430)	41,387	408,839	86,105
Accumulated net realized gain (loss) on investments and foreign currency transactions	(22,936)	(87,320)	(3,451)	(153,428)	(1,803,507)	(7,267,660)	730,710	(186,206,525)	(1,298,898)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $96,260, $0, respectively)	(281,165)	(541,741)	98,659	(312,071)	(2,154,898)	(4,262,773)	(650,426)	(123,161,818)	(2,095,165)
Foreign currency	(314)	(255)	3	(161)	(10,520)	(9,356)	(7,668)	(131,276)	(5,542)

NET ASSETS	$2,695,898	$2,522,217	$6,082,898	$2,721,283	$18,840,361	$62,810,655	$52,659,775	$1,338,357,125	$50,363,987

NET ASSET VALUE PER SHARE
Net asset value per share	$26.96	$50.44	$60.83	$54.43	$47.10	$52.34	$65.82	$41.95	$30.52

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	50,000	100,000	50,000	400,000	1,200,075	800,000	31,901,326	1,650,000

COST OF INVESTMENTS:
Unaffiliated issuers	$2,946,414	$3,066,009	$5,988,232	$3,002,049	$20,772,433	$66,092,164	$52,877,352	$1,454,016,093	$52,102,463
Affiliated issuers	2,844	566	1,740	2,673	2,628,080	8,726,488	8,732,027	263,570,595	5,553,312

Total cost of investments	$2,949,258	$3,066,575	$5,989,972	$3,004,722	$23,400,513	$74,818,652	$61,609,379	$1,717,586,688	$57,655,775

Foreign currency, at cost	$4,683	$6,998	$205	$2,880	$28,133	$490,474	$211,970	$3,144,494	$155,992

* Includes investments in securities on loan, at value	$—	$—	$—	$—	$2,487,487	$8,303,015	$8,848,149	$258,017,609	$5,420,808

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2015 (Unaudited)

			SPDR S&P	SPDR S&P
	SPDR S&P		International	International	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P
	Emerging	SPDR Dow Jones	Consumer	Consumer	International	International	International	International	International
	Markets Small	Global Real	Discretionary	Staples Sector	Energy Sector	Financial Sector	Health Care	Industrial Sector	Materials Sector
	Cap ETF	Estate ETF	Sector ETF	ETF	ETF	ETF	Sector ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$460,836,476	$2,081,008,784	$13,920,373	$33,958,718	$23,930,811	$10,578,248	$74,432,759	$19,578,253	$6,212,865
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	29,181,134	36,145,299	1,876,052	2,264,174	2,649,418	868,501	5,036,728	2,456,491	547,543

Total Investments	490,017,610	2,117,154,083	15,796,425	36,222,892	26,580,229	11,446,749	79,469,487	22,034,744	6,760,408
Cash	—	224	—	—	—	—	—	—	79
Foreign currency, at value	825,108	1,438,053	9,727	57,059	78,297	21,406	125,035	23,908	24,869
Receivable for investments sold	1,003,349	—	—	—	—	5,991	—	—	10,377
Receivable for fund shares sold	—	14,882,060	—	—	—	—	—	—	—
Receivable for foreign currency contracts sold	992,908	827,944	—	—	25,000	—	—	—	—
Receivable for foreign taxes recoverable	9,653	165,720	7,849	69,034	2,048	2,213	222,471	15,890	4,970
Dividends and interest receivable — unaffiliated issuers	506,767	5,472,478	52,649	133,523	38,985	61,452	172,031	88,076	28,082
Dividends receivable — affiliated issuers	61	270	1	6	4	1	11	4	1

TOTAL ASSETS	493,355,456	2,139,940,832	15,866,651	36,482,514	26,724,563	11,537,812	79,989,035	22,162,622	6,828,786

LIABILITIES
Payable upon return of securities loaned	28,727,164	23,964,755	1,849,734	2,095,983	2,500,128	813,207	4,520,492	2,364,841	515,765
Payable for investments purchased	—	15,857,169	—	—	—	—	—	—	—
Payable for foreign currency contracts purchased	993,158	826,355	—	—	25,052	—	—	—	—
Distributions payable	—	8,466,627	15,791	140,202	164,250	51,261	487,466	66,373	29,331
Accrued advisory fee (Note 3)	756,174	2,376,724	16,069	36,902	25,606	11,377	79,199	23,212	7,346
Deferred foreign taxes payable	551,813	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	413	246	17	38	12	10	50	21	8

TOTAL LIABILITIES	31,028,722	51,491,876	1,881,611	2,273,125	2,715,048	875,855	5,087,207	2,454,447	552,450

NET ASSETS	$462,326,734	$2,088,448,956	$13,985,040	$34,209,389	$24,009,515	$10,661,957	$74,901,828	$19,708,175	$6,276,336

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$604,012,901	$1,859,259,247	$13,285,508	$31,670,031	$32,088,890	$12,861,631	$63,288,454	$21,042,372	$10,715,126
Undistributed (distribution in excess of) net investment income	(60,373)	(17,531,918)	71,890	(79,125)	(4,194)	4,270	60,083	33,949	11,545
Accumulated net realized gain (loss) on investments and foreign currency transactions	(41,989,084)	(20,675,786)	39,363	(67,657)	(1,134,621)	(1,092,929)	147,119	(1,089,208)	(1,202,205)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $544,706, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(99,623,345)	267,449,304	590,046	2,693,565	(6,937,880)	(1,110,002)	11,423,045	(276,652)	(3,246,680)
Foreign currency	(13,365)	(51,891)	(1,767)	(7,425)	(2,680)	(1,013)	(16,873)	(2,286)	(1,450)

NET ASSETS	$462,326,734	$2,088,448,956	$13,985,040	$34,209,389	$24,009,515	$10,661,957	$74,901,828	$19,708,175	$6,276,336

NET ASSET VALUE PER SHARE
Net asset value per share	$44.89	$49.61	$39.96	$40.25	$19.21	$21.32	$51.66	$30.32	$20.92

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,300,000	42,100,000	350,000	850,000	1,250,000	500,000	1,450,000	650,000	300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$559,915,115	$1,813,559,480	$13,330,327	$31,265,153	$30,868,691	$11,688,250	$63,009,714	$19,854,905	$9,459,545
Affiliated issuers	29,181,134	36,145,299	1,876,052	2,264,174	2,649,418	868,501	5,036,728	2,456,491	547,543

Total cost of investments	$589,096,249	$1,849,704,779	$15,206,379	$33,529,327	$33,518,109	$12,556,751	$68,046,442	$22,311,396	$10,007,088

Foreign currency, at cost	$828,014	$1,464,187	$10,021	$58,106	$80,117	$21,584	$127,473	$24,140	$25,008

* Includes investments in securities on loan, at value	$34,895,772	$22,684,843	$1,783,246	$1,993,402	$3,203,070	$997,059	$4,455,802	$2,413,019	$607,339

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2015 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$11,698,961	$44,858,495	$32,161,418
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	858,836	1,977,953	1,724,270

Total Investments	12,557,797	46,836,448	33,885,688
Foreign currency, at value	22,463	57,836	110,585
Receivable for foreign taxes recoverable	2,357	15,275	23,063
Dividends and interest receivable — unaffiliated issuers	28,333	125,999	43,258
Dividends receivable — affiliated issuers	1	6	4

TOTAL ASSETS	12,610,951	47,035,564	34,062,598

LIABILITIES
Payable upon return of securities loaned	844,206	1,932,023	1,662,199
Distributions payable	6,101	39,396	50,177
Accrued advisory fee (Note 3)	13,210	52,095	46,005
Accrued trustees’ fees and expenses (Note 3)	10	18	60

TOTAL LIABILITIES	863,527	2,023,532	1,758,441

NET ASSETS	$11,747,424	$45,012,032	$32,304,157

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$11,577,293	$47,321,283	$41,118,937
Undistributed (distribution in excess of) net investment income	(20,140)	63,660	(255,174)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(352,962)	(3,578,377)	(3,707,522)
Net unrealized appreciation (depreciation) on:
Investments	544,688	1,209,247	(4,844,111)
Foreign currency	(1,455)	(3,781)	(7,973)

NET ASSETS	$11,747,424	$45,012,032	$32,304,157

NET ASSET VALUE PER SHARE
Net asset value per share	$33.56	$25.72	$17.00

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	1,750,000	1,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$11,154,273	$43,649,248	$37,005,529
Affiliated issuers	858,836	1,977,953	1,724,270

Total cost of investments	$12,013,109	$45,627,201	$38,729,799

Foreign currency, at cost	$23,326	$59,032	$112,064

* Includes investments in securities on loan, at value	$885,983	$1,841,543	$1,973,217

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

				SPDR S&P				SPDR S&P
	SPDR STOXX	SPDR EURO	SPDR EURO	Emerging Asia			SPDR S&P	Emerging Markets	SPDR S&P	SPDR S&P
	Europe	STOXX	STOXX	Pacific	SPDR S&P Russia	SPDR S&P	Emerging Markets	Dividend	BRIC	Emerging Europe
	50 ETF	50 ETF	Small Cap ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$4,197,791	$43,286,963	$78,156	$2,275,238	$287,376	$1,048,816	$1,760,130	$5,868,280	$669,353	$391,871
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	92	1,079	2	1,295	80	787	755	446	129	58
Affiliated securities lending — net (Note 3 and Note 8)	41,808	1,893,395	—	286,957	—	1,127,234	58,143	336,816	15,146	661
Interest income (Note 2)	26	—	—	2,354	—	—	868	1,817	—	—
Foreign taxes withheld	(270,171)	(4,044,424)	(9,250)	(233,563)	(34,788)	(16,520)	(156,679)	(587,589)	(65,799)	(36,941)

TOTAL INVESTMENT INCOME (LOSS)	3,969,546	41,137,013	68,908	2,332,281	252,668	2,160,317	1,663,217	5,619,770	618,829	355,649

EXPENSES
Advisory fee (Note 3)	359,850	6,083,950	13,427	1,946,546	74,596	3,027,423	703,435	1,237,187	320,563	152,866
Trustees’ fees and expenses (Note 3)	2,395	40,768	54	6,654	212	9,289	2,583	4,348	1,321	565
Miscellaneous expenses	1,880	3,781	473	12,443	438	4,979	1,256	2,478	837	529

TOTAL EXPENSES	364,125	6,128,499	13,954	1,965,643	75,246	3,041,691	707,274	1,244,013	322,721	153,960

NET INVESTMENT INCOME (LOSS)	3,605,421	35,008,514	54,954	366,638	177,422	(881,374)	955,943	4,375,757	296,108	201,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	830,728	147,128,236	(678,203)	(3,254,440)	(788,777)	(16,584,418)	(735,668)	(36,597,038)	(13,119,269)	(2,143,028)
Foreign currency transactions	(77,413)	(743,508)	373	(84,217)	—	(10,446)	(144,787)	(148,868)	(389)	(20,657)
Futures	—	—	—	—	—	—	271,676	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $1,484,128, $0, $0, $231,299, $306,439, $0, $0, respectively)	(13,804,411)	(294,768,570)	641,723	41,525,550	(4,109,305)	124,835,608	(7,627,917)	(8,655,430)	10,200,425	(10,246,866)
Foreign currency transactions	(9,885)	(135,725)	(423)	984	(8)	4,683	(28,131)	49,919	994	(127)
Futures	—	—	—	—	—	—	19,987	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	(13,060,981)	(148,519,567)	(36,530)	38,187,877	(4,898,090)	108,245,427	(8,244,840)	(45,351,417)	(2,918,239)	(12,410,678)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,455,560)	$(113,511,053)	$18,424	$38,554,515	$(4,720,668)	$107,364,053	$(7,288,897)	$(40,975,660)	$(2,622,131)	$(12,208,989)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

	SPDR S&P	SPDR S&P		SPDR S&P	SPDR Dow Jones	SPDR S&P	SPDR S&P Global			SPDR MSCI
	Emerging Latin	Emerging Middle	SPDR S&P World	International Small	International Real	Global Infrastructure	Natural Resources	SPDR MSCI	SPDR MSCI	ACWI Low Carbon
	America ETF	East & Africa ETF	ex-US ETF	Cap ETF	Estate ETF	ETF	ETF	ACWI ex-US ETF	ACWI IMI ETF	Target ETF (1)

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$543,559	$1,103,767	$9,091,670	$7,485,298	$73,388,092	$1,635,062	$8,901,003	$8,011,125	$709,514	$670,351
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	52	17	201	2,011	2,348	83	551	202	726	727
Affiliated securities lending — net (Note 3 and Note 8)	10,004	7,433	225,966	696,039	858,112	33,030	119,886	153,335	13,554	—
Interest income (Note 2)	—	—	150	487	1,057	—	388	447	24	1
Foreign taxes withheld	(44,645)	(92,094)	(741,185)	(665,960)	(7,430,971)	(88,747)	(488,631)	(644,811)	(28,755)	(36,205)

TOTAL INVESTMENT INCOME (LOSS)	508,970	1,019,123	8,576,802	7,517,875	66,818,638	1,579,428	8,533,197	7,520,298	695,063	634,874

EXPENSES
Advisory fee (Note 3)	111,943	155,598	1,224,514	1,833,847	14,700,324	224,406	1,258,235	1,063,945	77,124	82,630
Trustees’ fees and expenses (Note 3)	435	537	6,922	6,925	46,539	1,060	5,599	5,344	565	224
Miscellaneous expenses	254	310	4,386	22,624	440,750	690	4,581	12,996	304	249

TOTAL EXPENSES	112,632	156,445	1,235,822	1,863,396	15,187,613	226,156	1,268,415	1,082,285	77,993	83,103

Expenses waived by Adviser (Note 3)	—	—	—	—	—	—	—	—	—	(27,012)

NET EXPENSES	—	—	—	—	—	—	—	—	—	56,091

NET INVESTMENT INCOME	396,338	862,678	7,340,980	5,654,479	51,631,025	1,353,272	7,264,782	6,438,013	617,070	578,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,674,060)	(384,905)	26,976,471	(7,017,618)	37,385,768	(1,235,770)	(4,993,171)	4,179,053	191,322	41,325
Foreign currency transactions	(38,883)	(24,806)	(285,594)	(677,490)	(1,611,648)	(54,067)	(158,221)	(221,784)	(10,163)	(6,066)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $58,254, $0, $22, respectively)	(7,567,349)	(351,045)	(35,405,842)	(5,063,138)	174,527,121	301,504	(72,151,771)	(4,483,662)	1,453,848	1,383,622
Foreign currency transactions	(3,445)	996	(12,823)	(83,340)	(56,694)	2,114	12,508	(38,126)	1,453	(3,243)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(10,283,737)	(759,760)	(8,727,788)	(12,841,586)	210,244,547	(986,219)	(77,290,655)	(564,519)	1,636,460	1,415,638

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,887,399)	$102,918	$(1,386,808)	$(7,187,107)	$261,875,572	$367,053	$(70,025,873)	$5,873,494	$2,253,530	$1,994,421

(1)	For the period November 26, 2014 (commencement of operations) to March 31, 2015.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

			SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI	SPDR MSCI
	SPDR MSCI EM	SPDR MSCI EM	EAFE	Emerging Markets	World	Australia Quality	Canada Quality Mix	Germany Quality	Japan	Mexico Quality Mix
	50 ETF	Beyond BRIC ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Mix ETF	ETF	Mix ETF	Quality Mix ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$11,209	$25,962	$74,185	$301,428	$72,789	$191,854	$40,086	$20,574	$63,704	$12,900
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	3	1	3	91	28	4	2	—	1	—
Affiliated securities lending — net (Note 3 and Note 8)	255	181	—	—	—	—	—	—	—	—
Interest income (Note 2)	—	—	—	10	—	—	—	—	—	—
Foreign taxes withheld	(1,719)	(3,144)	(4,652)	(31,816)	(2,582)	(2,478)	(6,013)	(2,772)	(6,366)	(86)

TOTAL INVESTMENT INCOME (LOSS)	9,748	23,000	69,536	269,713	70,235	189,380	34,075	17,802	57,339	12,814

EXPENSES
Advisory fee (Note 3)	5,841	7,856	8,447	41,855	9,150	11,731	4,241	9,489	9,063	5,194
Trustees’ fees and expenses (Note 3)	22	28	43	45	46	66	20	50	46	21
Miscellaneous expenses	12	15	—	2	—	—	—	—	—	—

TOTAL EXPENSES	5,875	7,899	8,490	41,902	9,196	11,797	4,261	9,539	9,109	5,215

NET INVESTMENT INCOME	3,873	15,101	61,046	227,811	61,039	177,583	29,814	8,263	48,230	7,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(38,908)	5,777	(7,979)	(43,871)	32,496	(318,035)	27,064	(383,171)	4,796	(13,341)
Foreign currency transactions	(510)	(709)	(3,355)	(58,355)	(1,236)	(3,176)	(1,045)	(323)	(3,685)	(828)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $3,184, $0, $3,162, $0, $0, $0, $0, $0, $0, respectively)	14,224	(188,121)	61,830	826,840	214,507	142,518	(279,711)	793,991	486,276	(380,374)
Foreign currency transactions	95	(41)	426	(9,378)	(341)	2,456	9	(252)	(242)	(42)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(25,099)	(183,094)	50,922	715,236	245,426	(176,237)	(253,683)	410,245	487,145	(394,585)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(21,226)	$(167,993)	$111,968	$943,047	$306,465	$1,346	$(223,869)	$418,508	$535,375	$(386,986)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

	SPDR MSCI							SPDR S&P
	South	SPDR MSCI	SPDR MSCI	SPDR MSCI		SPDR Russell/Nomura	SPDR S&P Global	International	SPDR S&P
	Korea	Spain	Taiwan Quality Mix	United Kingdom	SPDR Russell/Nomura	Small Cap	Dividend	Dividend	International Mid
	Quality Mix ETF	Quality Mix ETF	ETF	Quality Mix ETF	PRIME Japan ETF	Japan ETF	ETF	ETF	Cap ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$39,326	$154,088	$—	$91,714	$192,964	$613,462	$738,905	$26,922,901	$565,513
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	2	4	3	2	20	19	30	997	147
Affiliated securities lending — net (Note 3 and Note 8)	—	—	—	—	3,590	46,617	23,046	1,121,048	31,169
Interest income (Note 2)	—	—	—	—	—	—	7	814	2
Foreign taxes withheld	(8,651)	(5,659)	(458)	(1,187)	(19,933)	(63,635)	(59,251)	(2,663,185)	(54,096)

TOTAL INVESTMENT INCOME (LOSS)	30,677	148,433	(455)	90,529	176,641	596,463	702,737	25,382,575	542,735

EXPENSES
Advisory fee (Note 3)	5,325	11,073	11,813	8,061	49,173	158,980	80,918	3,108,212	134,793
Trustees’ fees and expenses (Note 3)	21	61	45	42	205	635	343	13,432	635
Miscellaneous expenses	—	—	—	—	125	383	1,221	35,846	716

TOTAL EXPENSES	5,346	11,134	11,858	8,103	49,503	159,998	82,482	3,157,490	136,144

NET INVESTMENT INCOME (LOSS)	25,331	137,299	(12,313)	82,426	127,138	436,465	620,255	22,225,085	406,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(22,559)	(980,509)	(1,195)	(183,929)	(760,693)	114,429	758,667	(61,131,637)	2,061,291
Foreign currency transactions	774	(1,843)	(2,256)	(3,801)	(17,721)	(64,485)	(17,666)	(291,254)	(50,943)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $96,260, $0, respectively)	(123,829)	308,107	324,225	39,353	1,785,864	1,733,465	(352,987)	(75,195,873)	(1,469,471)
Foreign currency transactions	(314)	(187)	24	463	(2,661)	7,935	(5,142)	25,593	(969)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(145,928)	(674,432)	320,798	(147,914)	1,004,789	1,791,344	382,872	(136,593,171)	539,908

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(120,597)	$(537,133)	$308,485	$(65,488)	$1,131,927	$2,227,809	$1,003,127	$(114,368,086)	$946,499

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

			SPDR S&P	SPDR S&P		SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P
			International	International	SPDR S&P	International	International	International	International
	SPDR S&P	SPDR Dow Jones	Consumer	Consumer Staples	International	Financial	Health	Industrial	Materials
	Emerging Markets	Global Real Estate	Discretionary	Sector	Energy Sector	Sector	Care Sector	Sector	Sector
	Small Cap ETF	ETF	Sector ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers* (Note 2)	$3,356,325	$30,560,677	$170,897	$334,920	$406,447	$167,177	$888,341	$221,789	$64,787
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	596	1,458	11	17	12	15	28	10	4
Affiliated securities lending — net (Note 3 and Note 8)	418,516	150,717	7,348	4,170	10,999	3,447	7,164	6,499	1,207
Interest income (Note 2)	540	—	3	1	1	—	—	—	1
Foreign taxes withheld	(240,881)	(1,148,150)	(17,090)	(18,254)	(39,958)	(10,789)	(94,322)	(22,243)	(4,139)

TOTAL INVESTMENT INCOME (LOSS)	3,535,096	29,564,702	161,169	320,854	377,501	159,850	801,211	206,055	61,860

EXPENSES
Advisory fee (Note 3)	1,582,930	4,392,441	36,419	82,838	45,669	25,496	173,860	51,215	15,991
Trustees’ fees and expenses (Note 3)	4,749	15,024	157	351	175	107	686	219	68
Miscellaneous expenses	3,196	10,069	674	657	210	257	495	1,332	557

TOTAL EXPENSES	1,590,875	4,417,534	37,250	83,846	46,054	25,860	175,041	52,766	16,616

NET INVESTMENT INCOME	1,944,221	25,147,168	123,919	237,008	331,447	133,990	626,170	153,289	45,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(16,568,524)	1,906,569	896,482	1,878,887	(347,572)	21,725	4,815,090	59,215	(483,836)
Foreign currency transactions	116,363	(242,724)	(7,422)	(11,839)	(11,511)	(7,336)	(38,304)	(12,870)	(4,171)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $544,706, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(13,068,385)	176,396,113	218,762	(941,336)	(4,871,217)	(188,663)	(1,194,630)	(231,199)	151,221
Foreign currency transactions	25,288	(12,517)	2,158	2,782	19	775	(4,033)	(473)	(560)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(29,495,258)	178,047,441	1,109,980	928,494	(5,230,281)	(173,499)	3,578,123	(185,327)	(337,346)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,551,037)	$203,194,609	$1,233,899	$1,165,502	$(4,898,834)	$(39,509)	$4,204,293	$(32,038)	$(292,102)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2015 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$60,617	$535,221	$801,208
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	6	51	26
Affiliated securities lending — net (Note 3 and Note 8)	3,926	8,486	26,742
Interest income (Note 2)	3	1	1
Foreign taxes withheld	(6,869)	(28,436)	(71,127)

TOTAL INVESTMENT INCOME (LOSS)	57,683	515,323	756,850

EXPENSES
Advisory fee (Note 3)	26,974	106,334	126,228
Trustees’ fees and expenses (Note 3)	112	415	602
Miscellaneous expenses	1,128	1,959	326

TOTAL EXPENSES	28,214	108,708	127,156

NET INVESTMENT INCOME	29,469	406,615	629,694

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	358,784	(863,058)	3,647,605
Foreign currency transactions	(4,700)	(16,463)	(21,674)
Net change in unrealized appreciation (depreciation) on:
Investments	434,810	1,163,092	(9,137,247)
Foreign currency transactions	(535)	(601)	(3,598)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	788,359	282,970	(5,514,914)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$817,828	$689,585	$(4,885,220)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR EURO STOXX Small Cap ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Russia ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	6/4/14*-	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,605,421	$11,761,626	$35,008,514	$160,808,940	$54,954	$23,277	$366,638	$9,792,541	$177,422	$735,713
Net realized gain (loss) on investments and foreign currency transactions	753,315	1,664,411	146,384,728	194,543,394	(677,830)	(265,612)	(3,338,657)	(2,280,917)	(788,777)	(5,423,988)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,814,296)	(6,756,666)	(294,904,295)	(111,175,297)	641,300	(1,135,832)	41,526,534	34,002,847	(4,109,313)	779,159

Net increase (decrease) in net assets resulting from operations	(9,455,560)	6,669,371	(113,511,053)	244,177,037	18,424	(1,378,167)	38,554,515	41,514,471	(4,720,668)	(3,909,116)

Net equalization credits and charges (Note 2)	119,698	660,097	(1,613,432)	6,844,538	(13,257)	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,748,956)	(12,279,995)	(36,177,274)	(165,590,424)	(28,097)	(16,160)	(7,198,452)	(6,695,981)	(811,458)	(447,722)

Total distributions to shareholders	(3,748,956)	(12,279,995)	(36,177,274)	(165,590,424)	(28,097)	(16,160)	(7,198,452)	(6,695,981)	(811,458)	(447,722)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	26,543,995	178,982,848	755,140,426	2,213,989,332	—	8,982,073	60,126,123	283,492,388	16,037,528	18,178,584
Cost of shares redeemed	(13,893,913)	(21,062,047)	(886,714,363)	(628,350,417)	(2,467,346)	—	(42,217,776)	(30,276,644)	(3,189,059)	(21,950,727)
Net income equalization (Note 2)	(119,698)	(660,097)	1,613,432	(6,844,538)	13,257	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	12,530,384	157,260,704	(129,960,505)	1,578,794,377	(2,454,089)	8,982,073	17,908,347	253,215,744	12,848,469	(3,772,143)

Voluntary contribution from Adviser	—	—	—	—	—	9,863	—	—	—	—

Net increase (decrease) in net assets during the period	(554,434)	152,310,177	(281,262,264)	1,664,225,528	(2,477,019)	7,597,609	49,264,410	288,034,234	7,316,343	(8,128,981)
Net assets at beginning of period	261,729,547	109,419,370	4,949,488,262	3,285,262,734	7,597,609	—	687,494,404	399,460,170	23,134,998	31,263,979

NET ASSETS END OF PERIOD (1)	$261,175,113	$261,729,547	$4,668,225,998	$4,949,488,262	$5,120,590	$7,597,609	$736,758,814	$687,494,404	$30,451,341	$23,134,998

SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	4,650,000	19,650,000	53,800,000	—	150,000	700,000	3,300,000	1,000,000	750,000
Shares redeemed	(400,000)	(550,000)	(23,350,000)	(15,400,000)	(50,000)	—	(500,000)	(400,000)	(200,000)	(850,000)

Net increase (decrease)	350,000	4,100,000	(3,700,000)	38,400,000	(50,000)	150,000	200,000	2,900,000	800,000	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$(784,655)	$(641,120)	$(11,661,841)	$(10,493,081)	$32,426	$5,569	$(550,706)	$6,281,108	$(89,452)	$544,584

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(881,374)	$19,849,632	$955,943	$4,771,977	$4,375,757	$22,769,170	$296,108	$4,415,712	$201,689	$2,238,045
Net realized gain (loss) on investments, foreign currency transactions and futures	(16,594,864)	11,688,452	(608,779)	(407,687)	(36,745,906)	(42,536,752)	(13,119,658)	(7,465,068)	(2,163,685)	(6,285,718)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	124,840,291	1,935,083	(7,636,061)	2,401,364	(8,605,511)	(11,295,354)	10,201,419	766,083	(10,246,993)	(5,352,335)

Net increase (decrease) in net assets resulting from operations	107,364,053	33,473,167	(7,288,897)	6,765,654	(40,975,660)	(31,062,936)	(2,622,131)	(2,283,273)	(12,208,989)	(9,400,008)

Net equalization credits and charges (Note 2)	—	—	—	—	(62,125)	529,331	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,270,922)	(16,237,703)	(2,943,509)	(3,629,968)	(3,729,625)	(21,592,591)	(2,490,730)	(3,386,072)	(1,469,011)	(1,481,279)

Total distributions to shareholders	(9,270,922)	(16,237,703)	(2,943,509)	(3,629,968)	(3,729,625)	(21,592,591)	(2,490,730)	(3,386,072)	(1,469,011)	(1,481,279)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	79,698,707	233,346,479	13,257,750	135,365,420	19,279,524	53,666,361	—	29,041,852	—	23,596,442
Cost of shares redeemed	(8,009,525)	(200,601,610)	(88,647,909)	(42,628,055)	(42,649,073)	(48,575,340)	(40,512,376)	(115,150,730)	(3,397,827)	(22,335,414)
Net income equalization (Note 2)	—	—	—	—	62,125	(529,331)	—	—	—	—
Other capital (Note 4)	131,562	1,657	—	—	54,558	130,332	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	71,820,744	32,746,526	(75,390,159)	92,737,365	(23,252,866)	4,692,022	(40,512,376)	(86,108,878)	(3,397,827)	1,261,028

Net increase (decrease) in net assets during the period	169,913,875	49,981,990	(85,622,565)	95,873,051	(68,020,276)	(47,434,174)	(45,625,237)	(91,778,223)	(17,075,827)	(9,620,259)
Net assets at beginning of period	947,604,601	897,622,611	285,284,561	189,411,510	491,216,996	538,651,170	155,662,458	247,440,681	66,865,179	76,485,438

NET ASSETS END OF PERIOD (1)	$1,117,518,476	$947,604,601	$199,661,996	$285,284,561	$423,196,720	$491,216,996	$110,037,221	$155,662,458	$49,789,352	$66,865,179

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	3,000,000	200,000	2,000,000	550,000	1,350,000	—	1,200,000	—	600,000
Shares redeemed	(100,000)	(2,700,000)	(1,400,000)	(700,000)	(1,200,000)	(1,300,000)	(1,800,000)	(5,100,000)	(100,000)	(600,000)

Net increase (decrease)	900,000	300,000	(1,200,000)	1,300,000	(650,000)	50,000	(1,800,000)	(3,900,000)	(100,000)	—

(1) Including undistributed (distribution in excess of) net investment income	$(1,145,157)	$9,007,139	$402,986	$2,390,552	$(636,733)	$(1,282,865)	$(44,889)	$2,149,733	$(70,635)	$1,196,687

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		SPDR S&P World ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$396,338	$1,425,351	$862,678	$1,370,932	$7,340,980	$26,174,088	$5,654,479	$13,431,467	$51,631,025	$147,080,831
Net realized gain (loss) on investments and foreign currency transactions	(2,712,943)	(5,587,888)	(409,711)	(777,282)	26,690,877	34,415,149	(7,695,108)	126,291,899	35,774,120	2,009,479
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,570,794)	3,397,801	(350,049)	3,285,694	(35,418,665)	(27,098,565)	(5,146,478)	(116,936,922)	174,470,427	(23,184,292)

Net increase (decrease) in net assets resulting from operations	(9,887,399)	(764,736)	102,918	3,879,344	(1,386,808)	33,490,672	(7,187,107)	22,786,444	261,875,572	125,906,018

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	656,393	(6,049,389)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(465,093)	(1,382,090)	(1,052,305)	(1,674,967)	(9,934,106)	(24,777,954)	(9,792,874)	(23,935,017)	(57,942,000)	(207,509,734)
Net realized gains	—	—	—	—	—	—	(71,368,674)	—	—	—

Total distributions to shareholders	(465,093)	(1,382,090)	(1,052,305)	(1,674,967)	(9,934,106)	(24,777,954)	(81,161,548)	(23,935,017)	(57,942,000)	(207,509,734)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	—	—	82,962,158	207,812,677	42,280,334	61,081,608	123,857,869	1,012,403,593
Cost of shares redeemed	(5,623,087)	(19,219,737)	(13,728,647)	(6,598,281)	(141,016,522)	(79,837,317)	(44,029,328)	(81,085,368)	(167,398,629)	(73,642,653)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(656,393)	6,049,389

Net increase (decrease) in net assets from beneficial interest transactions	(5,623,087)	(19,219,737)	(13,728,647)	(6,598,281)	(58,054,364)	127,975,360	(1,748,994)	(20,003,760)	(44,197,153)	944,810,329

Net increase (decrease) in net assets during the period	(15,975,579)	(21,366,563)	(14,678,034)	(4,393,904)	(69,375,278)	136,688,078	(90,097,649)	(21,152,333)	160,392,812	857,157,224
Net assets at beginning of period	49,208,472	70,575,035	63,140,862	67,534,766	825,443,427	688,755,349	792,718,877	813,871,210	4,903,056,278	4,045,899,054

NET ASSETS END OF PERIOD (1)	$33,232,893	$49,208,472	$48,462,828	$63,140,862	$756,068,149	$825,443,427	$702,621,228	$792,718,877	$5,063,449,090	$4,903,056,278

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	—	3,000,000	7,200,000	1,500,000	1,800,000	2,900,000	23,500,000
Shares redeemed	(100,000)	(300,000)	(200,000)	(100,000)	(5,200,000)	(2,800,000)	(1,400,000)	(2,400,000)	(4,000,000)	(1,800,000)

Net increase (decrease)	(100,000)	(300,000)	(200,000)	(100,000)	(2,200,000)	4,400,000	100,000	(600,000)	(1,100,000)	21,700,000

(1) Including undistributed (distribution in excess of) net investment income	$154,298	$223,053	$251,437	$441,064	$2,815,730	$5,408,856	$(2,389,166)	$1,749,229	$(190,351,082)	$(184,040,107)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		SPDR MSCI ACWI ex-US ETF		SPDR MSCI ACWI IMI ETF		SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,353,272	$3,513,800	$7,264,782	$13,876,435	$6,438,013	$17,894,597	$617,070	$488,149	$578,783
Net realized gain (loss) on investments and foreign currency transactions	(1,289,837)	3,645,942	(5,151,392)	(9,607,560)	3,957,269	6,590,053	181,159	(410)	35,259
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	303,618	6,752,010	(72,139,263)	4,014,399	(4,521,788)	2,046,911	1,455,301	(272,979)	1,380,379

Net increase (decrease) in net assets resulting from operations	367,053	13,911,752	(70,025,873)	8,283,274	5,873,494	26,531,561	2,253,530	214,760	1,994,421

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	31,015

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,627,774)	(3,517,695)	(6,711,282)	(12,447,584)	(6,880,327)	(16,800,571)	(524,619)	(241,004)	(147,919)
Net realized gains	—	—	—	—	—	—	(2,549)	(8,630)	—

Total distributions to shareholders	(1,627,774)	(3,517,695)	(6,711,282)	(12,447,584)	(6,880,327)	(16,800,571)	(527,168)	(249,634)	(147,919)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,393,423	74,978,089	180,758,960	230,193,788	132,783,739	93,043,547	6,405,301	51,648,206	88,300,106
Cost of shares redeemed	—	(25,255,803)	(28,847,143)	(38,175,395)	(21,039,419)	(21,105,047)	—	—	—
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(31,015)

Net increase (decrease) in net assets from beneficial interest transactions	9,393,423	49,722,286	151,911,817	192,018,393	111,744,320	71,938,500	6,405,301	51,648,206	88,269,091

Net increase in net assets during the period	8,132,702	60,116,343	75,174,662	187,854,083	110,737,487	81,669,490	8,131,663	51,613,332	90,146,608
Net assets at beginning of period	112,333,063	52,216,720	595,616,966	407,762,883	575,493,835	493,824,345	57,433,664	5,820,332	—

NET ASSETS END OF PERIOD (1)	$120,465,765	$112,333,063	$670,791,628	$595,616,966	$686,231,322	$575,493,835	$65,565,327	$57,433,664	$90,146,608

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	1,600,000	4,050,000	4,600,000	4,000,000	2,600,000	100,000	800,000	1,200,000
Shares redeemed	—	(500,000)	(650,000)	(750,000)	(600,000)	(600,000)	—	—	—

Net increase (decrease)	200,000	1,100,000	3,400,000	3,850,000	3,400,000	2,000,000	100,000	800,000	1,200,000

(1) Including undistributed (distribution in excess of) net investment income	$453,908	$728,410	$4,274,920	$3,721,420	$3,522,466	$3,964,780	$366,701	$274,250	$430,864

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI EM 50 ETF		SPDR MSCI EM Beyond BRIC ETF		SPDR MSCI EAFE Quality Mix ETF		SPDR MSCI Emerging Markets Quality Mix ETF		SPDR MSCI World Quality Mix ETF
	Six Months Ended		Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period
	3/31/15	Year Ended	3/31/15	12/4/13*-	3/31/15	6/4/14*-	3/31/15	6/4/14*-	3/31/15	6/4/14*-
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,873	$88,865	$15,101	$62,113	$61,046	$45,327	$227,811	$77,331	$61,039	$37,275
Net realized gain (loss) on investments and foreign currency transactions	(39,418)	411,161	5,068	196,923	(11,334)	(636)	(102,226)	(12,635)	31,260	(773)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	14,319	(123,228)	(188,162)	35,095	62,256	(313,508)	817,462	(110,807)	214,166	(37,702)

Net increase (decrease) in net assets resulting from operations	(21,226)	376,798	(167,993)	294,131	111,968	(268,817)	943,047	(46,111)	306,465	(1,200)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,150)	(55,039)	(41,607)	(29,342)	(59,714)	(3,253)	(85,521)	(1,381)	(57,828)	(4,196)
Net realized gains	—	—	—	—	(125)	—	(361)	—	(251)	—

Total distributions to shareholders	(51,150)	(55,039)	(41,607)	(29,342)	(59,839)	(3,253)	(85,882)	(1,381)	(58,079)	(4,196)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	2,311,108	—	8,954,559	—	6,000,000	67,741,541	6,000,000	—	6,000,000
Cost of shares redeemed	—	(2,583,320)	—	(6,112,475)	—	—	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	169,354	6,120	—	—

Net increase (decrease) in net assets from beneficial interest transactions	—	(272,212)	—	2,842,084	—	6,000,000	67,910,895	6,006,120	—	6,000,000

Net increase (decrease) in net assets during the period	(72,376)	49,547	(209,600)	3,106,873	52,129	5,727,930	68,768,060	5,958,628	248,386	5,994,604
Net assets at beginning of period	2,404,754	2,355,207	3,106,873	—	5,727,930	—	5,958,628	—	5,994,604	—

NET ASSETS END OF PERIOD (1)	$2,332,378	$2,404,754	$2,897,273	$3,106,873	$5,780,059	$5,727,930	$74,726,688	$5,958,628	$6,242,990	$5,994,604

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	—	150,000	—	100,000	1,200,000	100,000	—	100,000
Shares redeemed	—	(50,000)	—	(100,000)	—	—	—	—	—	—

Net increase (decrease)	—	—	—	50,000	—	100,000	1,200,000	100,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,863)	$45,414	$5,181	$31,687	$42,762	$41,430	$205,248	$62,958	$35,445	$32,234

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Australia Quality Mix ETF		SPDR MSCI Canada Quality Mix ETF		SPDR MSCI Germany Quality Mix ETF		SPDR MSCI Japan Quality Mix ETF		SPDR MSCI Mexico Quality Mix ETF
	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period
	3/31/15	6/11/14*-	3/31/15	6/11/14*-	3/31/15	6/11/14*-	3/31/15	6/11/14*-	3/31/15	9/16/14*-
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$177,583	$110,356	$29,814	$37,670	$8,263	$1,867	$48,230	$40,992	$7,599	$390
Net realized gain (loss) on investments and foreign currency transactions	(321,211)	(1,923)	26,019	56,136	(383,494)	(3,196)	1,111	(382)	(14,169)	(704)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	144,974	(518,553)	(279,702)	(30,018)	793,739	(640,451)	486,034	5,133	(380,416)	(116,794)

Net increase (decrease) in net assets resulting from operations	1,346	(410,120)	(223,869)	63,788	418,508	(641,780)	535,375	45,743	(386,986)	(117,108)

Net equalization credits and charges (Note 2)	(24,354)	—	—	—	(6,740)	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(221,362)	—	(55,152)	(2,368)	(2,601)	(344)	(49,101)	—	(11,439)	—
Net realized gains	(205)	—	—	—	—	—	(610)	—	—	—

Total distributions to shareholders	(221,567)	—	(55,152)	(2,368)	(2,601)	(344)	(49,711)	—	(11,439)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,803,579	6,000,000	—	6,000,000	5,467,589	6,000,000	—	6,000,000	—	3,000,000
Cost of shares redeemed	(5,500,799)	—	—	(3,070,323)	(2,623,729)	—	—	—	—	—
Net income equalization (Note 2)	24,354	—	—	—	6,740	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(2,672,866)	6,000,000	—	2,929,677	2,850,600	6,000,000	—	6,000,000	—	3,000,000

Net increase (decrease) in net assets during the period	(2,917,441)	5,589,880	(279,021)	2,991,097	3,259,767	5,357,876	485,664	6,045,743	(398,425)	2,882,892
Net assets at beginning of period	5,589,880	—	2,991,097	—	5,357,876	—	6,045,743	—	2,882,892	—

NET ASSETS END OF PERIOD (1)	$2,672,439	$5,589,880	$2,712,076	$2,991,097	$8,617,643	$5,357,876	$6,531,407	$6,045,743	$2,484,467	$2,882,892

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	—	100,000	100,000	100,000	—	100,000	—	100,000
Shares redeemed	(100,000)	—	—	(50,000)	(50,000)	—	—	—	—	—

Net increase (decrease)	(50,000)	100,000	—	50,000	50,000	100,000	—	100,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$64,629	$108,408	$14,030	$39,368	$8,263	$2,601	$39,739	$40,610	$(3,471)	$369

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI South Korea Quality Mix ETF		SPDR MSCI Spain Quality Mix ETF		SPDR MSCI Taiwan Quality Mix ETF		SPDR MSCI United Kingdom Quality Mix ETF		SPDR Russell/Nomura PRIME Japan ETF
	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended
	3/31/15	9/16/14*-	3/31/15	6/11/14*-	3/31/15	9/16/14*-	3/31/15	6/11/14*-	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,331	$(419)	$137,299	$94,572	$(12,313)	$(773)	$82,426	$61,755	$127,138	$1,094,248
Net realized gain (loss) on investments and foreign currency transactions	(21,785)	12,121	(982,352)	(4,936)	(3,451)	9,685	(187,730)	(1,040)	(778,414)	5,486,630
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(124,143)	(157,336)	307,920	(849,916)	324,249	(225,587)	39,816	(352,048)	1,783,203	(3,608,750)

Net increase (decrease) in net assets resulting from operations	(120,597)	(145,634)	(537,133)	(760,280)	308,485	(216,675)	(65,488)	(291,333)	1,131,927	2,972,128

Net equalization credits and charges (Note 2)	—	—	(19,841)	—	—	—	(22,732)	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,871)	—	(193,429)	(5,821)	(8,912)	—	(95,126)	(610)	(799,652)	(1,581,813)

Total distributions to shareholders	(37,871)	—	(193,429)	(5,821)	(8,912)	—	(95,126)	(610)	(799,652)	(1,581,813)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	3,000,000	—	9,023,738	—	6,000,000	—	6,000,000	—	18,324,183
Cost of shares redeemed	—	—	(5,004,858)	—	—	—	(2,826,160)	—	(8,613,583)	(119,503,938)
Net income equalization (Note 2)	—	—	19,841	—	—	—	22,732	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	—	3,000,000	(4,985,017)	9,023,738	—	6,000,000	(2,803,428)	6,000,000	(8,613,583)	(101,179,755)

Net increase (decrease) in net assets during the period	(158,468)	2,854,366	(5,735,420)	8,257,637	299,573	5,783,325	(2,986,774)	5,708,057	(8,281,308)	(99,789,440)
Net assets at beginning of period	2,854,366	—	8,257,637	—	5,783,325	—	5,708,057	—	27,121,669	126,911,109

NET ASSETS END OF PERIOD (1)	$2,695,898	$2,854,366	$2,522,217	$8,257,637	$6,082,898	$5,783,325	$2,721,283	$5,708,057	$18,840,361	$27,121,669

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	150,000	—	100,000	—	100,000	—	400,000
Shares redeemed	—	—	(100,000)	—	—	—	(50,000)	—	(200,000)	(2,600,000)

Net increase (decrease)	—	100,000	(100,000)	150,000	—	100,000	(50,000)	100,000	(200,000)	(2,200,000)

(1) Including undistributed (distribution in excess of) net investment income	$313	$12,853	$31,614	$87,744	$(12,313)	$8,912	$47,453	$60,153	$26,873	$699,387

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P Global Dividend ETF		SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$436,465	$836,771	$620,255	$775,811	$22,225,085	$70,444,331	$406,591	$1,166,533	$1,944,221	$14,165,333
Net realized gain (loss) on investments and foreign currency transactions	49,944	1,146,097	741,001	285,553	(61,422,891)	67,019,027	2,010,348	4,345,928	(16,452,161)	4,826,776
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,741,400	(2,284,312)	(358,129)	(575,700)	(75,170,280)	(86,957,107)	(1,470,440)	(4,020,643)	(13,043,097)	24,288,920

Net increase (decrease) in net assets resulting from operations	2,227,809	(301,444)	1,003,127	485,664	(114,368,086)	50,506,251	946,499	1,491,818	(27,551,037)	43,281,029

Net equalization credits and charges (Note 2)	—	—	64,886	15,686	401,323	871,464	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(184,004)	(2,287,511)	(614,209)	(774,129)	(27,602,623)	(71,478,207)	(902,067)	(1,269,253)	(9,871,567)	(15,106,089)
Net realized gains	—	—	(301,724)	—	—	—	(4,175,861)	(3,056,290)	—	—

Total distributions to shareholders	(184,004)	(2,287,511)	(915,933)	(774,129)	(27,602,623)	(71,478,207)	(5,077,928)	(4,325,543)	(9,871,567)	(15,106,089)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	23,372,910	19,989,175	98,405,854	251,950,147	17,811,610	26,880,442	—	—
Cost of shares redeemed	(11,983,786)	(22,266,802)	—	—	(68,191,955)	(85,690,252)	(33,762,356)	—	(70,332,848)	(220,214,602)
Net income equalization (Note 2)	—	—	(64,886)	(15,686)	(401,323)	(871,464)	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	—	—	—	655,796

Net increase (decrease) in net assets from beneficial interest transactions	(11,983,786)	(22,266,802)	23,308,024	19,973,489	29,812,576	165,388,431	(15,950,746)	26,880,442	(70,332,848)	(219,558,806)

Net increase (decrease) in net assets during the period	(9,939,981)	(24,855,757)	23,460,104	19,700,710	(111,756,810)	145,287,939	(20,082,175)	24,046,717	(107,755,452)	(191,383,866)
Net assets at beginning of period	72,750,636	97,606,393	29,199,671	9,498,961	1,450,113,935	1,304,825,996	70,446,162	46,399,445	570,082,186	761,466,052

NET ASSETS END OF PERIOD (1)	$62,810,655	$72,750,636	$52,659,775	$29,199,671	$1,338,357,125	$1,450,113,935	$50,363,987	$70,446,162	$462,326,734	$570,082,186

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	350,000	300,000	2,200,000	5,100,000	600,000	800,000	—	—
Shares redeemed	(250,000)	(450,000)	—	—	(1,600,000)	(1,800,000)	(1,150,000)	—	(1,500,000)	(4,700,000)

Net increase (decrease)	(250,000)	(450,000)	350,000	300,000	600,000	3,300,000	(550,000)	800,000	(1,500,000)	(4,700,000)

(1) Including undistributed (distribution in excess of) net investment income	$(91,430)	$(343,891)	$41,387	$35,341	$408,839	$5,786,377	$86,105	$581,581	$(60,373)	$7,866,973

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,147,168	$32,752,784	$123,919	$385,898	$237,008	$976,690	$331,447	$536,448	$133,990	$322,674
Net realized gain (loss) on investments and foreign currency transactions	1,663,845	15,272,479	889,060	1,704,705	1,867,048	13,653	(359,083)	70,669	14,389	431,422
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	176,383,596	25,625,589	220,920	(2,228,684)	(938,554)	(161,027)	(4,871,198)	(515,923)	(187,888)	(440,409)

Net increase (decrease) in net assets resulting from operations	203,194,609	73,650,852	1,233,899	(138,081)	1,165,502	829,316	(4,898,834)	91,194	(39,509)	313,687

Net equalization credits and charges (Note 2)	772,662	1,802,684	(15,439)	(4,040)	941	42,871	4,182	31,461	16,362	(81,523)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,194,690)	(40,259,506)	(112,857)	(441,020)	(241,235)	(1,023,722)	(337,301)	(554,858)	(260,211)	(339,282)

Total distributions to shareholders	(23,194,690)	(40,259,506)	(112,857)	(441,020)	(241,235)	(1,023,722)	(337,301)	(554,858)	(260,211)	(339,282)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	448,557,584	486,791,879	—	5,846,832	—	6,105,682	12,262,822	8,581,829	1,083,518	6,700,984
Cost of shares redeemed	(13,240,376)	(50,428,622)	(5,540,577)	(5,839,099)	(9,567,653)	—	(2,329,192)	(1,340,943)	(1,045,344)	(2,279,644)
Net income equalization (Note 2)	(772,662)	(1,802,684)	15,439	4,040	(941)	(42,871)	(4,182)	(31,461)	(16,362)	81,523
Other capital (Note 4)	—	(164)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	434,544,546	434,560,409	(5,525,138)	11,773	(9,568,594)	6,062,811	9,929,448	7,209,425	21,812	4,502,863

Net increase (decrease) in net assets during the period	615,317,127	469,754,439	(4,419,535)	(571,368)	(8,643,386)	5,911,276	4,697,495	6,777,222	(261,546)	4,395,745
Net assets at beginning of period	1,473,131,829	1,003,377,390	18,404,575	18,975,943	42,852,775	36,941,499	19,312,020	12,534,798	10,923,503	6,527,758

NET ASSETS END OF PERIOD (1)	$2,088,448,956	$1,473,131,829	$13,985,040	$18,404,575	$34,209,389	$42,852,775	$24,009,515	$19,312,020	$10,661,957	$10,923,503

SHARES OF BENEFICIAL INTEREST:
Shares sold	9,100,000	10,700,000	—	150,000	—	150,000	600,000	300,000	50,000	300,000
Shares redeemed	(300,000)	(1,200,000)	(150,000)	(150,000)	(250,000)	—	(100,000)	(50,000)	(50,000)	(100,000)

Net increase (decrease)	8,800,000	9,500,000	(150,000)	—	(250,000)	150,000	500,000	250,000	—	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(17,531,918)	$(19,484,396)	$71,890	$60,828	$(79,125)	$(74,898)	$(4,194)	$1,660	$4,270	$130,491

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$626,170	$1,076,313	$153,289	$536,137	$45,244	$179,174	$29,469	$131,861	$406,615	$4,194,166
Net realized gain (loss) on investments and foreign currency transactions	4,776,786	4,554,473	46,345	194,008	(488,007)	(804,084)	354,084	496,168	(879,521)	1,157,507
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,198,663)	5,005,472	(231,672)	(390,310)	150,661	381,792	434,275	200,443	1,162,491	(3,469,941)

Net increase (decrease) in net assets resulting from operations	4,204,293	10,636,258	(32,038)	339,835	(292,102)	(243,118)	817,828	828,472	689,585	1,881,732

Net equalization credits and charges (Note 2)	25,678	25,355	5,191	(55,237)	717	(453)	(1,504)	(1,072)	646	(133,997)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(594,933)	(1,109,173)	(225,085)	(544,065)	(44,093)	(262,845)	(74,152)	(206,790)	(498,213)	(4,048,039)
Net realized gains	(6,327)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(601,260)	(1,109,173)	(225,085)	(544,065)	(44,093)	(262,845)	(74,152)	(206,790)	(498,213)	(4,048,039)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	21,588,777	9,716,923	—	12,363,293	—	—	—	1,543,488	3,867,632	20,600,179
Cost of shares redeemed	(16,414,653)	(13,598,412)	(4,358,557)	(1,574,953)	(990,508)	(1,223,889)	(1,587,743)	(1,580,716)	(2,611,578)	(8,487,193)
Net income equalization (Note 2)	(25,678)	(25,355)	(5,191)	55,237	(717)	453	1,504	1,072	(646)	133,997

Net increase (decrease) in net assets from beneficial interest transactions	5,148,446	(3,906,844)	(4,363,748)	10,843,577	(991,225)	(1,223,436)	(1,586,239)	(36,156)	1,255,408	12,246,983

Net increase (decrease) in net assets during the period	8,777,157	5,645,596	(4,615,680)	10,584,110	(1,326,703)	(1,729,852)	(844,067)	584,454	1,447,426	9,946,679
Net assets at beginning of period	66,124,671	60,479,075	24,323,855	13,739,745	7,603,039	9,332,891	12,591,491	12,007,037	43,564,606	33,617,927

NET ASSETS END OF PERIOD (1)	$74,901,828	$66,124,671	$19,708,175	$24,323,855	$6,276,336	$7,603,039	$11,747,424	$12,591,491	$45,012,032	$43,564,606

SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	200,000	—	400,000	—	—	—	50,000	150,000	750,000
Shares redeemed	(350,000)	(300,000)	(150,000)	(50,000)	(50,000)	(50,000)	(50,000)	(50,000)	(100,000)	(300,000)

Net increase (decrease)	100,000	(100,000)	(150,000)	350,000	(50,000)	(50,000)	(50,000)	—	50,000	450,000

(1) Including undistributed (distribution in excess of) net investment income	$60,083	$28,846	$33,949	$105,745	$11,545	$10,394	$(20,140)	$24,543	$63,660	$155,258

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Utilities Sector ETF
	Six Months Ended
	3/31/15	Year Ended
	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$629,694	$2,191,775
Net realized gain (loss) on investments and foreign currency transactions	3,625,931	(1,888,802)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(9,140,845)	4,571,985

Net increase (decrease) in net assets resulting from operations	(4,885,220)	4,874,958

Net equalization credits and charges (Note 2)	(5,701)	63,992

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(680,958)	(2,223,595)

Total distributions to shareholders	(680,958)	(2,223,595)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,732,569	27,067,122
Cost of shares redeemed	(34,449,073)	—
Net income equalization (Note 2)	5,701	(63,992)

Net increase (decrease) in net assets from beneficial interest transactions	(31,710,803)	27,003,130

Net increase (decrease) in net assets during the period	(37,282,682)	29,718,485
Net assets at beginning of period	69,586,839	39,868,354

NET ASSETS END OF PERIOD (1)	$32,304,157	$69,586,839

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	1,450,000
Shares redeemed	(1,950,000)	—

Net increase (decrease)	(1,800,000)	1,450,000

(1) Including undistributed (distribution in excess of) net investment income	$(255,174)	$(203,910)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF									SPDR EURO STOXX 50 ETF
	Six Months									Six Months
	Ended									Ended
	3/31/15		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	(Unaudited)		9/30/14		9/30/13		9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$36.86		$36.47		$31.50		$28.26	$33.39	$35.31	$39.88		$38.33	$30.96		$28.72	$36.90		$41.34

Income (loss) from investment operations:
Net investment income (loss) (1)	0.51		2.03	(2)	1.19		1.25	1.23	1.02	0.32		1.32	1.19		1.42	1.63		1.13
Net realized and unrealized gain (loss) (3)	(1.82)		0.22		4.84		3.21	(4.73)	(1.95)	(1.08)		1.46	7.19		1.77	(8.23)		(4.47)

Total from investment operations	(1.31)		2.25		6.03		4.46	(3.50)	(0.93)	(0.76)		2.78	8.38		3.19	(6.60)		(3.34)

Net equalization credits and charges (1)	0.02		0.11		0.13		0.04	(0.03)	0.06	(0.01)		0.06	0.13		0.35	(0.00	)(4)	0.10

Other capital	—		—		—		—	—	—	—		—	—		—	—		—

Distributions to shareholders from:
Net investment income	(0.51)		(1.97)		(1.19)		(1.26)	(1.60)	(1.05)	(0.34)		(1.29)	(1.14)		(1.30)	(1.58)		(1.20)

Total distributions	(0.51)		(1.97)		(1.19)		(1.26)	(1.60)	(1.05)	(0.34)		(1.29)	(1.14)		(1.30)	(1.58)		(1.20)

Net asset value, end of period	$35.06		$36.86		$36.47		$31.50	$28.26	$33.39	$38.77		$39.88	$38.33		$30.96	$28.72		$36.90

Total return (5)	(3.49)%		6.33	%(2)	19.94	%(6)	16.25%	(11.37)%	(2.52)%	(1.90)%		7.20%	28.10	%(6)	12.90%	(18.88)%		(7.48)%
Net assets, end of period (in 000’s)	$261,175		$261,730		$109,419		$37,809	$29,684	$38,407	$4,668,226		$4,949,488	$3,285,263		$993,820	$116,356		$162,400
Ratio of expenses to average net assets	0.29	%(7)	0.29%		0.29%		0.29%	0.30%	0.31%	0.29	%(7)	0.29%	0.29%		0.29%	0.30%		0.31%
Ratio of net investment income (loss) to average net assets	2.91	%(7)	5.28	%(2)	3.47%		4.12%	3.55%	3.05%	1.67	%(7)	3.16%	3.43%		4.78%	4.29%		3.03%
Portfolio turnover rate (8)	1%		9%		12%		6%	7%	9%	1%		6%	8%		9%	7%		8%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93% for SPDR STOXX Europe 50 ETF and would have remained 28.10% for SPDR EURO STOXX 50 ETF.
(7)	Annualized
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF				SPDR S&P Emerging Asia Pacific ETF
	Six Months		For the		Six Months
	Ended		Period		Ended
	3/31/15		6/4/14*-		3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14*		(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$50.65		$60.00		$83.84		$75.37	$73.54	$66.85	$82.86	$69.33

Income (loss) from investment operations:
Net investment income (loss) (1)	0.46		0.16		0.04		1.74	1.62	1.32	1.52	1.28
Net realized and unrealized gain (loss) (2)	0.49		(9.47)		4.71		7.95	1.96	8.00	(13.63)	13.06

Total from investment operations	0.95		(9.31)		4.75		9.69	3.58	9.32	(12.11)	14.34

Net equalization credits and charges (1)	(0.11)		—		—		—	—	—	—	—

Other capital	—		—		—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.28)		(0.11)		(0.88)		(1.22)	(1.75)	(1.71)	(1.29)	(0.81)
Net realized gains	—		—		—		—	—	(0.92)	(2.61)	—

Total distributions	(0.28)		(0.11)		(0.88)		(1.22)	(1.75)	(2.63)	(3.90)	(0.81)

Voluntary contribution from Adviser	—		0.07		—		—	—	—	—	—

Net asset value, end of period	$51.21		$50.65		$87.71		$83.84	$75.37	$73.54	$66.85	$82.86

Total return (3)	1.68%		(15.43	)%(4)	5.71%		12.99%	4.91%	14.40%	(15.55)%	20.85%
Net assets, end of period (in 000’s)	$5,121		$7,598		$736,759		$687,494	$399,460	$389,769	$514,755	$712,608
Ratio of expenses to average net assets	0.47	%(5)	0.45	%(5)	0.56	%(5)	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.84	%(5)	0.89	%(5)	0.11	%(5)	2.17%	2.14%	1.87%	1.83%	1.74%
Portfolio turnover rate (6)	27%		30%		8%		15%	16%	7%	20%	10%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Russia ETF								SPDR S&P China ETF
	Six Months						For the		Six Months
	Ended						Period		Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	3/10/10*-		3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10		(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$22.03		$27.19	$28.54	$25.65	$30.01	$30.00		$76.42		$74.18	$65.45	$57.68	$76.14	$66.50

Income (loss) from investment operations:
Net investment income (loss) (1)	0.12		0.75	0.70	0.57	0.57	0.20		(0.07)		1.77	1.63	1.68	1.31	1.03
Net realized and unrealized gain (loss) (2)	(5.04)		(5.51)	(0.82)	2.80	(4.53)	(0.01)		8.37		1.93	8.72	7.56	(18.48)	9.44

Total from investment operations	(4.92)		(4.76)	(0.12)	3.37	(3.96)	0.19		8.30		3.70	10.35	9.24	(17.17)	10.47

Net equalization credits and charges (1)	—		—	—	—	—	—		—		—	—	—	—	—

Other capital	—		—	—	—	—	—		0.01		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.65)		(0.40)	(1.23)	(0.48)	(0.29)	(0.18)		(0.71)		(1.46)	(1.62)	(1.47)	(1.29)	(0.83)
Net realized gains	—		—	—	—	(0.11)	—		—		—	—	—	—	—

Total distributions	(0.65)		(0.40)	(1.23)	(0.48)	(0.40)	(0.18)		(0.71)		(1.46)	(1.62)	(1.47)	(1.29)	(0.83)

Net asset value, end of period	$16.46		$22.03	$27.19	$28.54	$25.65	$30.01		$84.02		$76.42	$74.18	$65.45	$57.68	$76.14

Total return (3)	(21.93)%		(17.72)%	(0.41)%	13.40%	(13.58)%	0.72%		10.92%		5.00%	16.20%	16.17%	(22.95)%	15.87%
Net assets, end of period (in 000’s)	$30,451		$23,135	$31,264	$39,963	$43,611	$6,003		$1,117,518		$947,605	$897,623	$759,186	$617,133	$677,680
Ratio of expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.59%	0.59%	0.59	%(4)	0.59	%(4)	0.59%	0.59%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	1.40	%(4)	2.94%	2.56%	2.05%	1.56%	1.25	%(4)	(0.17	)%(4)	2.33%	2.31%	2.56%	1.71%	1.46%
Portfolio turnover rate (5)	1%		4%	3%	11%	15%	1%		8%		10%	12%	10%	9%	25%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF							SPDR S&P Emerging Markets Dividend ETF
	Six Months							Six Months					For the
	Ended							Ended					Period
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	2/23/11*-
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$66.35		$63.14	$63.85	$57.26	$69.89	$59.00	$36.66		$40.34	$43.70	$43.89	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.26		1.39	1.38	1.48	1.36	1.09	0.34		1.77	2.45	3.18	2.32
Net realized and unrealized gain (loss) (2)	(1.33)		2.85	(0.55)	7.20	(12.20)	10.73	(3.51)		(3.86)	(3.87)	(0.78)	(6.96)

Total from investment operations	(1.07)		4.24	0.83	8.68	(10.84)	11.82	(3.17)		(2.09)	(1.42)	2.40	(4.64)

Net equalization credits and charges (1)	—		—	—	—	—	—	—	(3)	0.04	0.09	0.01	0.43

Other capital	—		—	—	0.00 (4)	—	—	—	(3)	0.01	0.05	—	—

Distributions to shareholders from:
Net investment income	(0.87)		(1.03)	(1.54)	(1.41)	(1.15)	(0.93)	(0.30)		(1.64)	(2.08)	(2.60)	(1.28)
Net realized gains	—		—	—	(0.68)	(0.64)	—	—		—	—	—	—

Return of capital	—		—	—	—	—	—	—		—	—	—	(0.62)

Total distributions	(0.87)		(1.03)	(1.54)	(2.09)	(1.79)	(0.93)	(0.30)		(1.64)	(2.08)	(2.60)	(1.90)

Net asset value, end of period	$64.41		$66.35	$63.14	$63.85	$57.26	$69.89	$33.19		$36.66	$40.34	$43.70	$43.89

Total return (5)	(1.59)%		6.73%	1.31%	15.58%	(16.06)%	20.25%	(8.67)%		(5.16)%	(2.80)%	5.54%	(8.73)%
Net assets, end of period (in 000’s)	$199,662		$285,285	$189,412	$166,023	$154,600	$216,661	$423,197		$491,217	$538,651	$301,515	$54,862
Ratio of expenses to average net assets	0.59	%(6)	0.59%	0.59%	0.59%	0.60%	0.60%	0.56	%(6)	0.59%	0.60%	0.61%	0.62	%(6)
Ratio of net investment income (loss) to average net assets	0.80	%(6)	2.12%	2.15%	2.39%	1.90%	1.73%	1.98	%(6)	4.50%	5.71%	6.80%	7.46	%(6)
Portfolio turnover rate (7)	4%		9%	21%	11%	4%	15%	38%		67%	85%	134%	42%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P BRIC 40 ETF							SPDR S&P Emerging Europe ETF
	Six Months							Six Months
	Ended							Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$23.23		$23.34	$22.97	$20.92	$25.84	$23.03	$35.19		$40.26	$41.26	$37.16	$45.55	$39.42

Income (loss) from investment operations:
Net investment income (loss) (1)	0.05		0.54	0.57	0.54	0.60	0.43	0.11		1.07	1.02	0.95	1.02	0.46
Net realized and unrealized gain (loss) (2)	(0.37)		(0.22)	0.49	2.09	(5.00)	2.75	(6.82)		(5.43)	(0.37)	4.22	(8.73)	6.06

Total from investment operations	(0.32)		0.32	1.06	2.63	(4.40)	3.18	(6.71)		(4.36)	0.65	5.17	(7.71)	6.52

Net equalization credits and charges (1)	—		—	—	—	—	—	—		—	—	—	—	—

Other capital	—		—	—	0.00 (3)	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.45)		(0.43)	(0.69)	(0.58)	(0.52)	(0.37)	(0.82)		(0.71)	(1.65)	(1.07)	(0.68)	(0.39)

Total distributions	(0.45)		(0.43)	(0.69)	(0.58)	(0.52)	(0.37)	(0.82)		(0.71)	(1.65)	(1.07)	(0.68)	(0.39)

Net asset value, end of period	$22.46		$23.23	$23.34	$22.97	$20.92	$25.84	$27.66		$35.19	$40.26	$41.26	$37.16	$45.55

Total return (4)	(1.35)%		1.35%	4.95%	12.82%	(17.49)%	13.98%	(19.07)%		(11.01)%	1.68%	14.32%	(17.35)%	16.74%
Net assets, end of period (in 000’s)	$110,037		$155,662	$247,441	$296,324	$374,453	$459,991	$49,789		$66,865	$76,485	$86,639	$118,917	$232,325
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50%	0.51%	0.52%	0.57	%(5)	0.59%	0.59%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.46	%(5)	2.30%	2.45%	2.32%	2.23%	1.78%	0.74	%(5)	2.77%	2.48%	2.41%	2.04%	1.07%
Portfolio turnover rate (6)	9%		7%	9%	13%	10%	10%	1%		15%	6%	6%	10%	21%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF								SPDR S&P Emerging Middle East & Africa ETF
	Six Months								Six Months
	Ended								Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$61.51		$64.16	$71.28	$64.12	$84.48		$69.92	$70.16		$67.53	$70.76	$62.01	$71.33	$58.74

Income (loss) from investment operations:
Net investment income (loss) (1)	0.54		1.58	1.65	1.76	1.93	(2)	1.57	1.08		1.47	1.52	2.13	1.87	1.33
Net realized and unrealized gain (loss) (3)	(13.91)		(2.77)	(7.23)	7.40	(20.76)		14.73	(0.69)		2.87	(3.17)	9.44	(9.65)	12.51

Total from investment operations	(13.37)		(1.19)	(5.58)	9.16	(18.83)		16.30	0.39		4.34	(1.65)	11.57	(7.78)	13.84

Net equalization credits and charges (1)	—		—	—	—	—		—	—		—	—	—	—	—

Other capital	—		—	—	—	—		—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.66)		(1.46)	(1.54)	(2.00)	(1.53)		(1.74)	(1.32)		(1.71)	(1.58)	(2.82)	(1.54)	(1.25)

Total distributions	(0.66)		(1.46)	(1.54)	(2.00)	(1.53)		(1.74)	(1.32)		(1.71)	(1.58)	(2.82)	(1.54)	(1.25)

Net asset value, end of period	$47.48		$61.51	$64.16	$71.28	$64.12		$84.48	$69.23		$70.16	$67.53	$70.76	$62.01	$71.33

Total return (4)	(21.83)%		(1.88)%	(7.86)%	14.49%	(22.78	)%(2)	23.73%	0.62%		6.51%	(2.38)%	19.26%	(11.32)%	23.91%
Net assets, end of period (in 000’s)	$33,233		$49,208	$70,575	$114,055	$121,832		$211,194	$48,463		$63,141	$67,535	$91,986	$105,410	$142,664
Ratio of expenses to average net assets	0.57	%(5)	0.59%	0.59%	0.59%	0.60%		0.61%	0.56	%(5)	0.59%	0.59%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.99	%(5)	2.50%	2.35%	2.43%	2.27	%(2)	2.05%	3.10	%(5)	2.09%	2.26%	3.17%	2.55%	2.12%
Portfolio turnover rate (6)	2%		5%	10%	7%	12%		23%	1%		23%	2%	7%	4%	27%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF							SPDR S&P International Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$28.46		$28.00	$23.91	$21.37	$24.19	$23.58	$32.76		$32.82	$27.49	$25.79	$27.92	$25.45

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.89	0.73	0.75	0.75	0.56	0.24		0.54	0.65	0.57	0.64	0.46
Net realized and unrealized gain (loss) (2)	(0.15)		0.40	4.04	2.38	(2.89)	0.56	(0.53)		0.36	5.37	2.08	(2.14)	2.42

Total from investment operations	0.13		1.29	4.77	3.13	(2.14)	1.12	(0.29)		0.90	6.02	2.65	(1.50)	2.88

Net equalization credits and charges (1)	—		—	—	—	—	—	—		—	—	—	—	—

Other capital	—		—	—	—	—	—	—		—	—	0.00 (3)	—	—

Distributions to shareholders from:
Net investment income	(0.38)		(0.83)	(0.68)	(0.59)	(0.68)	(0.51)	(0.43)		(0.96)	(0.69)	(0.75)	(0.63)	(0.41)
Net realized gains	—		—	—	—	—	—	(3.13)		—	—	(0.20)	—	—

Total distributions	(0.38)		(0.83)	(0.68)	(0.59)	(0.68)	(0.51)	(3.56)		(0.96)	(0.69)	(0.95)	(0.63)	(0.41)

Net asset value, end of period	$28.21		$28.46	$28.00	$23.91	$21.37	$24.19	$28.91		$32.76	$32.82	$27.49	$25.79	$27.92

Total return (4)	0.52%		4.52%	20.27%	14.99%	(9.32)%	4.99%	(0.33)%		2.69%	22.25%	10.74%	(5.72)%	11.54%
Net assets, end of period (in 000’s)	$756,068		$825,443	$688,755	$411,282	$119,679	$106,453	$702,621		$792,719	$813,871	$679,080	$729,907	$622,564
Ratio of expenses to average net assets	0.34	%(5)	0.34%	0.34%	0.34%	0.35%	0.35%	0.54	%(5)	0.60%	0.59%	0.59%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	2.04	%(5)	3.06%	2.79%	3.28%	2.94%	2.44%	1.64	%(5)	1.59%	2.20%	2.16%	2.12%	1.81%
Portfolio turnover rate (6)	1%		17%	2%	8%	2%	7%	2%		51%	21%	2%	22%	17%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF								SPDR S&P Global Infrastructure ETF
	Six Months								Six Months
	Ended								Ended
	3/31/15		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$41.54		$42.00	$39.29		$32.70	$38.39	$35.53	$48.84		$43.51	$40.42	$38.94	$40.91	$41.94

Income (loss) from investment operations:
Net investment income (loss) (1)	0.44		1.39	1.29		1.41	1.57	1.34	0.58		1.68	1.99	1.60	1.71	1.47
Net realized and unrealized gain (loss) (2)	1.80		0.16	4.01		5.67	(3.82)	2.84	(0.52)		5.20	2.71	1.53	(2.03)	(0.88)

Total from investment operations	2.24		1.55	5.30		7.08	(2.25)	4.18	0.06		6.88	4.70	3.13	(0.32)	0.59

Net equalization credits and charges (1)	0.01		(0.06)	0.02		1.06	0.09	(0.01)	—		—	—	—	—	—

Other capital	—		—	—		—	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.49)		(1.95)	(2.61)		(1.55)	(3.53)	(1.31)	(0.71)		(1.55)	(1.61)	(1.65)	(1.65)	(1.62)

Total distributions	(0.49)		(1.95)	(2.61)		(1.55)	(3.53)	(1.31)	(0.71)		(1.55)	(1.61)	(1.65)	(1.65)	(1.62)

Net asset value, end of period	$43.30		$41.54	$42.00		$39.29	$32.70	$38.39	$48.19		$48.84	$43.51	$40.42	$38.94	$40.91

Total return (3)	5.49%		3.57%	13.83	%(4)	25.52%	(6.76)%	12.15%	0.10%		15.95%	11.99%	8.20%	(1.04)%	1.63%
Net assets, end of period (in 000’s)	$5,063,449		$4,903,056	$4,045,899		$3,136,658	$1,996,074	$1,314,261	$120,466		$112,333	$52,217	$36,378	$35,045	$53,186
Ratio of expenses to average net assets	0.60	%(5)	0.59%	0.59%		0.59%	0.61%	0.60%	0.40	%(5)	0.41%	0.50%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	2.07	%(5)	3.27%	3.10%		3.96%	4.05%	3.86%	2.41	%(5)	3.51%	4.79%	4.02%	4.07%	3.63%
Portfolio turnover rate (6)	2%		8%	11%		11%	10%	7%	7%		14%	74%	10%	6%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83% for SPDR Dow Jones International Real Estate ETF.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF								SPDR MSCI ACWI ex-US ETF
	Six Months						For the		Six Months
	Ended						Period		Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	9/13/10*-		3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10		(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$48.62		$48.54	$50.90	$45.94	$50.76	$50.00		$35.09		$34.29	$30.49	$27.55	$31.77	$30.38

Income (loss) from investment operations:
Net investment income (loss) (1)	0.52		1.33	1.30	1.14	1.23	0.03		0.35		1.17	0.90	0.89	0.95	0.73
Net realized and unrealized gain (loss) (2)	(5.83)		(0.10)	(2.41)	4.78	(5.44)	0.73		(0.38)		0.72	3.88	2.93	(4.28)	1.35

Total from investment operations	(5.31)		1.23	(1.11)	5.92	(4.21)	0.76		(0.03)		1.89	4.78	3.82	(3.33)	2.08

Net equalization credits and charges (1)	—		—	—	—	—	—		—		—	—	—	—	—

Other capital	—		—	—	—	—	—		—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.45)		(1.15)	(1.25)	(0.96)	(0.61)	—		(0.40)		(1.09)	(0.98)	(0.88)	(0.89)	(0.69)

Total distributions	(0.45)		(1.15)	(1.25)	(0.96)	(0.61)	—		(0.40)		(1.09)	(0.98)	(0.88)	(0.89)	(0.69)

Net asset value, end of period	$42.86		$48.62	$48.54	$50.90	$45.94	$50.76		$34.66		$35.09	$34.29	$30.49	$27.55	$31.77

Total return (3)	(10.94)%		2.39%	(2.09)%	13.07%	(8.56)%	1.52%		(0.05)%		5.43%	15.96%	14.20%	(10.99)%	7.13%
Net assets, end of period (in 000’s)	$670,792		$595,617	$407,763	$414,852	$163,076	$7,615		$686,231		$575,494	$493,824	$384,218	$363,713	$393,909
Ratio of expenses to average net assets	0.40	%(4)	0.40%	0.40%	0.40%	0.40%	0.38	%(4)	0.35	%(4)	0.35%	0.34%	0.34%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.31	%(4)	2.63%	2.63%	2.28%	2.13%	1.10	%(4)	2.06	%(4)	3.25%	2.76%	3.03%	2.85%	2.43%
Portfolio turnover rate (5)	8%		18%	31%	18%	32%	0	%(6)	4%		3%	2%	8%	4%	3%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

									SPDR MSCI ACWI Low
									Carbon
	SPDR MSCI ACWI IMI ETF								Target ETF		SPDR MSCI EM 50 ETF						SPDR MSCI EM Beyond BRIC ETF				SPDR MSCI EAFE Quality Mix ETF				SPDR MSCI Emerging Markets Quality Mix ETF
									For the
	Six Months						For the		Period		Six Months				For the		Six Months		For the		Six Months		For the		Six Months		For the
	Ended						Period		11/26/14*-		Ended				Period		Ended		Period		Ended		Period		Ended		Period
	3/31/15		Year Ended		Year Ended		2/27/12*-		3/31/15		3/31/15		Year Ended	Year Ended	2/27/12*-		3/31/15		12/4/13*-		3/31/15		6/4/14*-		3/31/15		6/4/14*-
	(Unaudited)		9/30/14		9/30/13		9/30/12		(Unaudited)		(Unaudited)		9/30/14	9/30/13	9/30/12		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14

Net asset value, beginning of period	$63.82		$58.20		$50.04		$50.00		$75.00		$48.10		$47.10	$47.31	$50.00		$62.14		$60.00		$57.28		$60.00		$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.64		1.48		1.30		0.88		0.54		0.08		1.15	0.92	0.86		0.30		0.77		0.61		0.45		0.47		0.77
Net realized and unrealized gain (loss) (2)	1.64		5.39		8.16		(0.30)		(0.32)		(0.51)		0.59	0.34	(3.09)		(3.66)		1.86		0.51		(3.14)		(2.07)		(1.23)

Total from investment operations	2.28		6.87		9.46		0.58		0.22		(0.43)		1.74	1.26	(2.23)		(3.36)		2.63		1.12		(2.69)		(1.60)		(0.46)

Net equalization credits and charges (1)	—		—		—		—		0.03		—		—	—	—		—		—		—		—		—		—

Other capital	—		—		—		—		—		—		—	—	—		—		—		—		—		0.35		0.06

Distributions to shareholders from:
Net investment income	(0.53)		(1.21)		(1.28)		(0.54)		(0.13)		(1.02)		(0.74)	(1.47)	(0.46)		(0.83)		(0.49)		(0.60)		(0.03)		(0.86)		(0.01)
Net realized gains	(0.00	)(3)	(0.04)		(0.02)		—		—		—		—	—	—		—		—		(0.00	)(3)	—		(0.00	)(3)	—

Total distributions	(0.53)		(1.25)		(1.30)		(0.54)		(0.13)		(1.02)		(0.74)	(1.47)	(0.46)		(0.83)		(0.49)		(0.60)		(0.03)		(0.86)		(0.01)

Net asset value, end of period	$65.57		$63.82		$58.20		$50.04		$75.12		$46.65		$48.10	$47.10	$47.31		$57.95		$62.14		$57.80		$57.28		$57.48		$59.59

Total return (4)	3.59%		11.77%		19.15%		1.28%		0.35%		(0.83)%		3.67%	2.74%	(4.37)%		(5.41)%		4.38%		2.01%		(4.48)%		(2.07)%		(0.65)%
Net assets, end of period (in 000’s)	$65,565		$57,434		$5,820		$5,004		$90,147		$2,332		$2,405	$2,355	$4,731		$2,897		$3,107		$5,780		$5,728		$74,727		$5,959
Ratio of expenses to average net assets	0.25	%(5)	0.25%		0.25%		0.25	%(5)	0.20	%(5)	0.50	%(5)	0.50%	0.50%	0.50	%(5)	0.53	%(5)	0.56	%(5)	0.30	%(5)	0.30	%(5)	0.30	%(5)	0.31	%(5)
Ratio of expenses to average net assets before waivers	0.25	%(5)	0.25%		0.25%		0.25	%(5)	0.30	%(5)	0.50	%(5)	0.50%	0.50%	0.50	%(5)	0.53	%(5)	0.56	%(5)	0.30	%(5)	0.30	%(5)	0.30	%(5)	0.31	%(5)
Ratio of net investment income (loss) to average net assets	2.00	%(5)	2.31%		2.40%		3.08	%(5)	2.10	%(5)	0.33	%(5)	2.39%	1.97%	3.16	%(5)	1.02	%(5)	1.52	%(5)	2.17	%(5)	2.35	%(5)	1.63	%(5)	3.85	%(5)
Portfolio turnover rate (6)	2%		0	%(7)	0	%(7)	0	%(7)	1%		5%		17%	7%	4%		4%		50%		4%		0	%(7)	1%		0	%(7)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World Quality Mix ETF				SPDR MSCI Australia Quality Mix ETF				SPDR MSCI Canada Quality Mix ETF				SPDR MSCI Germany Quality Mix ETF				SPDR MSCI Japan Quality Mix ETF				SPDR MSCI Mexico Quality Mix ETF				SPDR MSCI South Korea Quality Mix ETF
	Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the
	Ended		Period		Ended		Period		Ended		Period		Ended		Period		Ended		Period		Ended		Period		Ended		Period
	3/31/15		6/4/14*-		3/31/15		6/11/14*-		3/31/15		6/11/14*-		3/31/15		6/11/14*-		3/31/15		6/11/14*-		3/31/15		9/16/14*-		3/31/15		9/16/14*-
	(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14

Net asset value, beginning of period	$59.95		$60.00		$55.90		$60.00		$59.82		$60.00		$53.58		$60.00		$60.46		$60.00		$28.83		$30.00		$28.54		$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.61		0.37		1.23		1.10		0.60		0.39		0.07		0.02	(2)	0.48		0.41		0.08		0.00	(3)	0.25		0.00	(3)
Net realized and unrealized gain (loss) (4)	2.45		(0.38)		(2.03)		(5.20)		(5.08)		(0.55)		3.91		(6.44)		4.87		0.05		(3.96)		(1.17)		(1.45)		(1.46)

Total from investment operations	3.06		(0.01)		(0.80)		(4.10)		(4.48)		(0.16)		3.98		(6.42)		5.35		0.46		(3.88)		(1.17)		(1.20)		(1.46)

Net equalization credits and charges (1)	—		—		(0.17)		—		—		—		(0.06)		—		—		—		—		—		—		—

Other capital	—		—		—		—		—		—		—		—		—		—		—		—		—		—

Distributions to shareholders from:
Net investment income	(0.58)		(0.04)		(1.48)		—		(1.10)		(0.02)		(0.05)		(0.00	)(3)	(0.49)		—		(0.11)		—		(0.38)		—
Net realized gains	(0.00	)(3)	—		(0.00	)(3)	—		—		—		—		—		(0.01)		—		—		—		—		—

Total distributions	(0.58)		(0.04)		(1.48)		—		(1.10)		(0.02)		(0.05)		—		(0.50)		—		(0.11)		—		(0.38)		—

Net asset value, end of period	$62.43		$59.95		$53.45		$55.90		$54.24		$59.82		$57.45		$53.58		$65.31		$60.46		$24.84		$28.83		$26.96		$28.54

Total return (5)	2.56%		(0.02)%		(1.69)%		(6.84)%		(7.58)%		(0.26)%		7.33%		(10.70	)%(2)	8.95%		0.76%		(13.42)%		(3.90)%		(4.17)%		(4.85)%
Net assets, end of period (in 000’s)	$6,243		$5,995		$2,672		$5,590		$2,712		$2,991		$8,618		$5,358		$6,531		$6,046		$2,484		$2,883		$2,696		$2,854
Ratio of expenses to average net assets	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.40	%(6)	0.40	%(6)	0.40	%(6)	0.40	%(6)
Ratio of net investment income (loss) to average net assets	2.00	%(6)	1.90	%(6)	4.54	%(6)	5.99	%(6)	2.11	%(6)	2.06	%(6)	0.26	%(6)	0.11	%(2) (6)	1.60	%(6)	2.21	%(6)	0.59	%(6)	0.37	%(6)	1.90	%(6)	(0.40	)%(6)
Portfolio turnover rate (7)	5%		0	%(8)	7%		1%		11%		2%		5%		1%		11%		0%		5%		0%		7%		1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(3)	Amount is less than $0.005 per share.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Spain Quality Mix ETF				SPDR MSCI Taiwan Quality Mix ETF				SPDR MSCI United Kingdom Quality Mix ETF				SPDR Russell/Nomura PRIME Japan ETF
	Six Months		For the		Six Months		For the		Six Months		For the		Six Months
	Ended		Period		Ended		Period		Ended		Period		Ended
	3/31/15		6/11/14*-		3/31/15		9/16/14*-		3/31/15		6/11/14*-		3/31/15		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14		(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$55.05		$60.00		$57.83		$60.00		$57.08		$60.00		$45.20		$45.33	$35.57		$37.12	$37.80	$38.41

Income (loss) from investment operations:
Net investment income (loss) (1)	0.95		0.67	(2)	(0.12)		(0.01)		0.85		0.62	(3)	0.26		0.47	0.92		0.66	0.85	0.50
Net realized and unrealized gain (loss) (4)	(4.13)		(5.56)		3.21		(2.16)		(2.32)		(3.53)		2.97		(0.01)	9.34		(1.55)	(0.56)	(0.58)

Total from investment operations	(3.18)		(4.89)		3.09		(2.17)		(1.47)		(2.91)		3.23		0.46	10.26		(0.89)	0.29	(0.08)

Net equalization credits and charges (1)	(0.14)		—		—		—		(0.23)		—		—		—	—		—	—	—

Other capital	—		—		—		—		—		—		—		—	—		—	—	—

Distributions to shareholders from:
Net investment income	(1.29)		(0.06)		(0.09)		—		(0.95)		(0.01)		(1.33)		(0.59)	(0.50)		(0.66)	(0.97)	(0.53)

Total distributions	(1.29)		(0.06)		(0.09)		—		(0.95)		(0.01)		(1.33)		(0.59)	(0.50)		(0.66)	(0.97)	(0.53)

Net asset value, end of period	$50.44		$55.05		$60.83		$57.83		$54.43		$57.08		$47.10		$45.20	$45.33		$35.57	$37.12	$37.80

Total return (5)	(6.03)%		(8.16	)%(2)	5.34%		(3.61)%		(2.96)%		(4.86	)%(3)	7.47%		1.01%	29.11%		(2.33)%	0.56%	(0.14)%
Net assets, end of period (in 000’s)	$2,522		$8,258		$6,083		$5,783		$2,721		$5,708		$18,840		$27,122	$126,911		$14,227	$14,846	$15,119
Ratio of expenses to average net assets	0.30	%(6)	0.30	%(6)	0.40	%(6)	0.40	%(6)	0.30	%(6)	0.30	%(6)	0.45	%(6)	0.50%	0.50%		0.50%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	3.72	%(6)	3.83	%(2) (6)	(0.42	)%(6)	(0.37	)%(6)	3.07	%(6)	3.40	%(3) (6)	1.16	%(6)	1.06%	2.18%		1.83%	2.16%	1.34%
Portfolio turnover rate (7)	6%		1%		9%		0%		10%		0	%(8)	1%		4%	0	%(8)	1%	3%	3%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(3)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF							SPDR S&P Global Dividend ETF					SPDR S&P International Dividend ETF
	Six Months							Six Months			For the		Six Months
	Ended							Ended			Period		Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	5/29/13*-		3/31/15		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13		(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$50.17		$51.37	$41.65	$43.79	$39.65	$40.51	$64.89		$63.33	$60.00		$46.33		$46.60	$45.27		$45.07	$53.88	$52.49

Income (loss) from investment operations:
Net investment income (loss) (1)	0.34		0.53	0.61	0.64	0.69	0.53	1.01		2.99	0.75		0.70		2.41	3.27		3.29	3.48	2.32
Net realized and unrealized gain (loss) (2)	1.98		(0.36)	9.79	(2.00)	4.12	(0.73)	1.21		1.32	3.20		(4.23)		(0.29)	1.20		(0.22)	(9.35)	1.26

Total from investment operations	2.32		0.17	10.40	(1.36)	4.81	(0.20)	2.22		4.31	3.95		(3.53)		2.12	4.47		3.07	(5.87)	3.58

Net equalization credits and charges (1)	—		—	—	—	—	—	0.11		0.06	0.01		0.01		0.03	(0.00	)(3)	0.14	0.37	0.06

Other capital	—		—	—	—	—	—	—		—	—		—		—	—		—	—	—

Distributions to shareholders from:
Net investment income	(0.15)		(1.37)	(0.68)	(0.78)	(0.67)	(0.66)	(0.90)		(2.81)	(0.63)		(0.86)		(2.42)	(3.14)		(3.01)	(3.31)	(2.25)
Net realized gains	—		—	—	—	—	—	(0.50)		—	—		—		—	—		—	—	—

Total distributions	(0.15)		(1.37)	(0.68)	(0.78)	(0.67)	(0.66)	(1.40)		(2.81)	(0.63)		(0.86)		(2.42)	(3.14)		(3.01)	(3.31)	(2.25)

Net asset value, end of period	$52.34		$50.17	$51.37	$41.65	$43.79	$39.65	$65.82		$64.89	$63.33		$41.95		$46.33	$46.60		$45.27	$45.07	$53.88

Total return (4)	4.64%		0.31%	25.23%	(3.05)%	12.17%	(0.41)%	3.65%		6.85%	6.61%		(7.60)%		4.43%	10.24%		7.45%	(11.06)%	7.34%
Net assets, end of period (in 000’s)	$62,811		$72,751	$97,606	$64,563	$98,537	$67,412	$52,660		$29,200	$9,499		$1,338,357		$1,450,114	$1,304,826		$1,000,522	$482,266	$258,705
Ratio of expenses to average net assets	0.51	%(5)	0.55%	0.55%	0.55%	0.56%	0.56%	0.41	%(5)	0.40%	0.40	%(5)	0.46	%(5)	0.46%	0.45%		0.45%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	1.39	%(5)	1.05%	1.34%	1.54%	1.63%	1.37%	3.07	%(5)	4.46%	3.61	%(5)	3.22	%(5)	4.96%	6.97%		7.11%	6.24%	4.48%
Portfolio turnover rate (6)	18%		28%	13%	22%	10%	24%	36%		37%	10%		33%		62%	121%		127%	142%	131%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Mid Cap ETF							SPDR S&P Emerging Markets Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$32.02		$33.14	$27.69	$26.04	$28.76	$27.14	$48.31		$46.15	$44.43		$40.57	$54.62	$43.78

Income (loss) from investment operations:
Net investment income (loss) (1)	0.20		0.66	0.67	0.68	0.76	0.55	0.00	(2)	1.01	0.95		0.96	0.99	1.06
Net realized and unrealized gain (loss) (3)	0.66		0.88	5.60	2.57	(2.31)	2.31	(2.51)		2.11	1.81		5.15	(13.25)	10.65

Total from investment operations	0.86		1.54	6.27	3.25	(1.55)	2.86	(2.51)		3.12	2.76		6.11	(12.26)	11.71

Net equalization credits and charges (1)	—		—	—	—	—	—	—		—	—		—	—	—

Other capital	—		—	—	—	—	—	—		0.05	0.03		0.04	—	—

Distributions to shareholders from:
Net investment income	(0.42)		(0.75)	(0.75)	(0.84)	(0.70)	(0.50)	(0.91)		(1.01)	(1.07)		(0.92)	(0.34)	(0.19)
Net realized gains	(1.94)		(1.91)	(0.07)	(0.76)	(0.47)	(0.74)	—		—	—		(1.37)	(1.45)	(0.68)

Total distributions	(2.36)		(2.66)	(0.82)	(1.60)	(1.17)	(1.24)	(0.91)		(1.01)	(1.07)		(2.29)	(1.79)	(0.87)

Net asset value, end of period	$30.52		$32.02	$33.14	$27.69	$26.04	$28.76	$44.89		$48.31	$46.15		$44.43	$40.57	$54.62

Total return (4)	3.23%		4.63%	23.07%	13.27%	(6.00)%	11.11%	(5.16)%		6.90%	6.29	%(5)	16.09%	(23.36)%	27.05%
Net assets, end of period (in 000’s)	$50,364		$70,446	$46,399	$35,993	$36,461	$30,196	$462,327		$570,082	$761,466		$897,446	$908,812	$797,411
Ratio of expenses to average net assets	0.45	%(6)	0.46%	0.45%	0.45%	0.46%	0.46%	0.65	%(6)	0.65%	0.65%		0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	1.36	%(6)	1.98%	2.23%	2.56%	2.49%	2.07%	0.80	%(6)	2.10%	2.05%		2.27%	1.85%	2.19%
Portfolio turnover rate (7)	8%		41%	53%	28%	32%	31%	1%		23%	18%		22%	70%	85%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29% for SPDR S&P Emerging Markets Small Cap ETF.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF							SPDR S&P International Consumer Discretionary Sector ETF
	Six Months							Six Months
	Ended							Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$44.24		$42.16	$40.56	$32.58	$36.00	$31.18	$36.81		$37.95	$27.65	$25.05	$26.90	$24.12

Income (loss) from investment operations:
Net investment income (loss) (1)	0.69		1.23	1.16	1.12	1.16	1.11	0.30		0.72	0.68	0.52	0.47	0.41
Net realized and unrealized gain (loss) (2)	5.28		2.24	2.21	7.52	(2.00)	4.88	3.18		(1.00)	10.26	3.11	(1.79)	2.69

Total from investment operations	5.97		3.47	3.37	8.64	(0.84)	5.99	3.48		(0.28)	10.94	3.63	(1.32)	3.10

Net equalization credits and charges (1)	0.02		0.07	0.10	0.58	0.08	0.02	(0.04)		(0.01)	(0.02)	(0.13)	(0.03)	0.02

Other capital	—		—	—	—	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.62)		(1.46)	(1.87)	(1.24)	(2.66)	(1.19)	(0.29)		(0.85)	(0.62)	(0.51)	(0.50)	(0.34)
Net realized gains	—		—	—	—	—	—	—		—	—	(0.39)	—	—

Total distributions	(0.62)		(1.46)	(1.87)	(1.24)	(2.66)	(1.19)	(0.29)		(0.85)	(0.62)	(0.90)	(0.50)	(0.34)

Net asset value, end of period	$49.61		$44.24	$42.16	$40.56	$32.58	$36.00	$39.96		$36.81	$37.95	$27.65	$25.05	$26.90

Total return (3)	13.58%		8.44%	8.61%	28.56%	(2.80)%	19.71%	9.39%		(0.91)%	39.94%	14.40%	(5.33)%	13.12%
Net assets, end of period (in 000’s)	$2,088,449		$1,473,132	$1,003,377	$543,476	$273,706	$140,388	$13,985		$18,405	$18,976	$5,529	$11,271	$18,833
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%	0.50%	0.50%	0.51%	0.48	%(4)	0.50%	0.50%	0.51%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	2.86	%(4)	2.77%	2.71%	2.96%	3.08%	3.42%	1.61	%(4)	1.84%	2.04%	1.96%	1.61%	1.67%
Portfolio turnover rate (5)	2%		7%	8%	8%	9%	7%	3%		2%	2%	5%	9%	11%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF								SPDR S&P International Energy Sector ETF
	Six Months								Six Months
	Ended								Ended
	3/31/15		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12		9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$38.96		$38.89	$34.52	$29.60		$29.80	$26.31	$25.75		$25.07	$25.31	$22.46	$24.52	$25.48

Income (loss) from investment operations:
Net investment income (loss) (1)	0.26		0.96	0.92	0.82		0.88	0.69	0.35		0.89	0.81	0.79	0.70	0.65
Net realized and unrealized gain (loss) (2)	1.30		0.04	4.25	4.90		(0.37)	3.39	(6.53)		0.60	(0.28)	2.89	(2.10)	(1.01)

Total from investment operations	1.56		1.00	5.17	5.72		0.51	4.08	(6.18)		1.49	0.53	3.68	(1.40)	(0.36)

Net equalization credits and charges (1)	0.00	(3)	0.04	0.04	(0.00	)(3)	0.15	0.04	0.00	(3)	0.05	0.03	(0.02)	0.00 (3)	0.04

Other capital	—		—	—	—		—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.27)		(0.97)	(0.84)	(0.80)		(0.86)	(0.63)	(0.36)		(0.86)	(0.80)	(0.81)	(0.66)	(0.64)

Total distributions	(0.27)		(0.97)	(0.84)	(0.80)		(0.86)	(0.63)	(0.36)		(0.86)	(0.80)	(0.81)	(0.66)	(0.64)

Net asset value, end of period	$40.25		$38.96	$38.89	$34.52		$29.60	$29.80	$19.21		$25.75	$25.07	$25.31	$22.46	$24.52

Total return (4)	4.02%		2.61%	15.20%	19.51%		2.08%	15.87%	(24.05)%		6.04%	2.35%	16.44%	(6.14)%	(1.18)%
Net assets, end of period (in 000’s)	$34,209		$42,853	$36,941	$18,986		$19,239	$14,900	$24,010		$19,312	$12,535	$11,389	$12,355	$12,259
Ratio of expenses to average net assets	0.48	%(5)	0.50%	0.50%	0.50%		0.51%	0.51%	0.46	%(5)	0.50%	0.50%	0.50%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	1.34	%(5)	2.40%	2.47%	2.53%		2.81%	2.50%	3.34	%(5)	3.30%	3.30%	3.16%	2.55%	2.63%
Portfolio turnover rate (6)	1%		5%	4%	7%		2%	5%	2%		9%	2%	6%	4%	11%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF							SPDR S&P International Health Care Sector ETF
	Six Months							Six Months
	Ended							Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$21.85		$21.76	$17.67	$15.47	$19.60	$21.39	$48.98		$41.71	$35.15	$29.55	$29.46	$28.50

Income (loss) from investment operations:
Net investment income (loss) (1)	0.26		0.72	0.70	0.64	0.69	0.55	0.41		0.81	0.77	0.86	0.74	0.64
Net realized and unrealized gain (loss) (2)	(0.34)		0.39	4.27	2.15	(4.09)	(1.83)	2.65		7.30	6.53	5.57	0.04	0.96

Total from investment operations	(0.08)		1.11	4.97	2.79	(3.40)	(1.28)	3.06		8.11	7.30	6.43	0.78	1.60

Net equalization credits and charges (1)	0.03		(0.18)	(0.11)	(0.07)	(0.01)	0.04	0.02		0.02	0.07	(0.01)	0.05	(0.01)

Other capital	—		—	—	—	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.48)		(0.84)	(0.77)	(0.52)	(0.72)	(0.55)	(0.40)		(0.86)	(0.81)	(0.82)	(0.74)	(0.63)
Net realized gains	—		—	—	—	—	—	(0.00	)(3)	—	—	—	—	—

Total distributions	(0.48)		(0.84)	(0.77)	(0.52)	(0.72)	(0.55)	(0.40)		(0.86)	(0.81)	(0.82)	(0.74)	(0.63)

Net asset value, end of period	$21.32		$21.85	$21.76	$17.67	$15.47	$19.60	$51.66		$48.98	$41.71	$35.15	$29.55	$29.46

Total return (4)	(0.14)%		4.23%	27.98%	18.02%	(17.99)%	(5.60)%	6.30%		19.57%	21.14%	22.03%	2.69%	5.71%
Net assets, end of period (in 000’s)	$10,662		$10,924	$6,528	$3,534	$7,735	$8,821	$74,902		$66,125	$60,479	$28,123	$19,207	$10,310
Ratio of expenses to average net assets	0.48	%(5)	0.51%	0.50%	0.50%	0.51%	0.51%	0.47	%(5)	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	2.47	%(5)	3.19%	3.50%	3.94%	3.47%	2.85%	1.69	%(5)	1.76%	1.98%	2.70%	2.37%	2.25%
Portfolio turnover rate (6)	2%		20%	2%	6%	4%	6%	7%		13%	8%	14%	5%	29%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF								SPDR S&P International Materials Sector ETF
	Six Months								Six Months
	Ended								Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	3/31/15		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10	(Unaudited)		9/30/14		9/30/13	9/30/12		9/30/11	9/30/10

Net asset value, beginning of period	$30.40		$30.53	$24.67	$22.46	$25.65		$23.26	$21.72		$23.33		$23.68	$22.83		$26.34	$23.05

Income (loss) from investment operations:
Net investment income (loss) (1)	0.21		0.68	0.63	0.55	0.62		0.41	0.14		0.46		0.44	0.42		0.42	0.32
Net realized and unrealized gain (loss) (2)	0.01		(0.07)	6.18	2.32	(3.23)		2.27	(0.80)		(1.40)		(0.31)	0.87		(3.51)	3.25

Total from investment operations	0.22		0.61	6.81	2.87	(2.61)		2.68	(0.66)		(0.94)		0.13	1.29		(3.09)	3.57

Net equalization credits and charges (1)	0.01		(0.07)	(0.21)	(0.10)	(0.01)		0.06	0.00	(3)	(0.00	)(3)	(0.01)	0.01		(0.03)	(0.02)

Other capital	—		—	—	—	—		—	—		—		—	—		—	—

Distributions to shareholders from:
Net investment income	(0.31)		(0.67)	(0.74)	(0.56)	(0.57)		(0.35)	(0.14)		(0.67)		(0.47)	(0.45)		(0.39)	(0.26)

Total distributions	(0.31)		(0.67)	(0.74)	(0.56)	(0.57)		(0.35)	(0.14)		(0.67)		(0.47)	(0.45)		(0.39)	(0.26)

Net asset value, end of period	$30.32		$30.40	$30.53	$24.67	$22.46		$25.65	$20.92		$21.72		$23.33	$23.68		$22.83	$26.34

Total return (4)	0.79%		1.67%	27.19%	12.53%	(10.62)%		11.94%	(3.05)%		(4.19)%		0.43%	5.79%		(12.12)%	15.53%
Net assets, end of period (in 000’s)	$19,708		$24,324	$13,740	$8,635	$20,211		$17,955	$6,276		$7,603		$9,333	$11,842		$19,403	$22,387
Ratio of expenses to average net assets	0.49	%(5)	0.51%	0.50%	0.50%	0.50%		0.52%	0.49	%(5)	0.52%		0.50%	0.50%		0.51%	0.52%
Ratio of net investment income (loss) to average net assets	1.41	%(5)	2.17%	2.29%	2.27%	2.22%		1.74%	1.33	%(5)	1.95%		1.90%	1.77%		1.42%	1.31%
Portfolio turnover rate (6)	6%		4%	7%	11%	0	%(7)	20%	1%		15%		8%	0	%(7)	1%	9%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF								SPDR S&P International Telecommunications Sector ETF
	Six Months								Six Months
	Ended								Ended
	3/31/15		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	3/31/15		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		9/30/14		9/30/13	9/30/12	9/30/11	9/30/10	(Unaudited)		9/30/14		9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$31.48		$30.02		$24.18	$22.00	$24.76	$24.58	$25.63		$26.89		$22.82	$22.65	$24.30		$23.58

Income (loss) from investment operations:
Net investment income (loss) (1)	0.08		0.32		0.31	0.29	0.34	0.29	0.23		3.19	(2)	0.98	1.45	1.22	(3)	1.05
Net realized and unrealized gain (loss) (4)	2.21		1.62		5.89	2.37	(2.68)	0.14	0.14		(1.01)		4.01	0.10	(1.54)		0.69

Total from investment operations	2.29		1.94		6.20	2.66	(2.34)	0.43	0.37		2.18		4.99	1.55	(0.32)		1.74

Net equalization credits and charges (1)	(0.00	)(5)	(0.00	)(5)	(0.06)	(0.03)	0.00 (5)	0.01	0.00	(5)	(0.10)		0.01	(0.01)	0.01		0.02

Other capital	—		—		—	—	—	—	—		—		—	—	—		—

Distributions to shareholders from:
Net investment income	(0.21)		(0.48)		(0.30)	(0.31)	(0.33)	(0.25)	(0.28)		(3.34)		(0.93)	(1.37)	(1.34)		(1.04)
Net realized gains	—		—		—	(0.14)	(0.09)	(0.01)	—		—		—	—	—		—

Total distributions	(0.21)		(0.48)		(0.30)	(0.45)	(0.42)	(0.26)	(0.28)		(3.34)		(0.93)	(1.37)	(1.34)		(1.04)

Net asset value, end of period	$33.56		$31.48		$30.02	$24.18	$22.00	$24.76	$25.72		$25.63		$26.89	$22.82	$22.65		$24.30

Total return (6)	7.34%		6.43%		25.54%	12.06%	(9.74)%	1.86%	1.50%		7.43	%(2)	22.68%	7.23%	(1.66	)%(3)	8.09%
Net assets, end of period (in 000’s)	$11,747		$12,591		$12,007	$10,881	$18,702	$21,044	$45,012		$43,565		$33,618	$25,098	$12,458		$15,795
Ratio of expenses to average net assets	0.49	%(7)	0.53%		0.50%	0.50%	0.51%	0.52%	0.48	%(7)	0.51%		0.50%	0.50%	0.51%		0.52%
Ratio of net investment income (loss) to average net assets	0.51	%(7)	1.00%		1.13%	1.21%	1.27%	1.20%	1.79	%(7)	11.54	%(2)	4.18%	6.48%	4.84	%(3)	4.62%
Portfolio turnover rate (8)	0	%(9)	4%		13%	6%	1%	10%	16%		16%		7%	3%	8%		6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Amount is less than $0.005 per share.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(7)	Annualized
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(9)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Six Months
	Ended
	3/31/15		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of period	$18.81		$17.72	$16.39	$17.38	$20.55		$22.78

Income (loss) from investment operations:
Net investment income (loss) (1)	0.21		0.69	0.65	0.85	0.92	(2)	0.82
Net realized and unrealized gain (loss) (3)	(1.81)		1.04	1.33	(1.24)	(3.20)		(2.43)

Total from investment operations	(1.60)		1.73	1.98	(0.39)	(2.28)		(1.61)

Net equalization credits and charges (1)	(0.00	)(4)	0.02	0.06	0.14	0.02		0.04

Other capital	—		—	—	—	—		—

Distributions to shareholders from:
Net investment income	(0.21)		(0.66)	(0.71)	(0.74)	(0.91)		(0.66)

Total distributions	(0.21)		(0.66)	(0.71)	(0.74)	(0.91)		(0.66)

Net asset value, end of period	$17.00		$18.81	$17.72	$16.39	$17.38		$20.55

Total return (5)	(8.53)%		9.86%	12.79%	(1.30)%	(11.45	)%(2)	(6.71)%
Net assets, end of period (in 000’s)	$32,304		$69,587	$39,868	$25,403	$9,561		$8,221
Ratio of expenses to average net assets	0.48	%(6)	0.50%	0.50%	0.50%	0.51%		0.52%
Ratio of net investment income (loss) to average net assets	2.40	%(6)	3.65%	3.87%	5.15%	4.49	%(2)	3.94%
Portfolio turnover rate (7)	2%		8%	1%	8%	2%		5%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2015, the Trust offered fifty-one (51) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds:

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX Small Cap ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Russia ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P World ex-US ETF
SPDR S&P International Small Cap ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P Global Natural Resources ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EM 50 ETF
SPDR MSCI EM Beyond BRIC ETF
SPDR MSCI EAFE Quality Mix ETF
SPDR MSCI Emerging Markets Quality Mix ETF
SPDR MSCI World Quality Mix ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Mexico Quality Mix ETF
SPDR MSCI South Korea Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI Taiwan Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

On March 31, 2015, the SPDR S&P Small Cap Emerging Asia Pacific ETF Fund was liquidated and closed.

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets or exchanges when available. Investments in open-ended investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Investments in money market funds are valued at the net asset value per share. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value. Fixed income securities are valued on the basis of the closing bid price. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets exchanges for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Schedule of Investments.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2015:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$272,179,967	$—		$—	*	$272,179,967
SPDR EURO STOXX 50 ETF	4,817,309,064	—		—	*	4,817,309,064
SPDR EURO STOXX Small Cap ETF	5,117,595	—		—		5,117,595
SPDR S&P Emerging Asia Pacific ETF	778,697,217	556,843		—	*	779,254,060
SPDR S&P Russia ETF	30,465,653	26,428		—		30,492,081
SPDR S&P China ETF	1,218,514,967	2,499,806		—	*	1,221,014,773
SPDR S&P Emerging Markets ETF	205,951,051	214,193		—	*	206,165,244
SPDR S&P Emerging Markets Dividend ETF	482,079,426	—		—		482,079,426
SPDR S&P BRIC 40 ETF	120,141,912	—		—		120,141,912
SPDR S&P Emerging Europe ETF	49,680,534	74,417		—		49,754,951
SPDR S&P Emerging Latin America ETF	37,780,671	5,599		—	*	37,786,270
SPDR S&P Emerging Middle East & Africa ETF	49,756,998	6,605		—		49,763,603
SPDR S&P World ex-US ETF	805,805,685	—	**	—	*	805,805,685
SPDR S&P International Small Cap ETF	787,354,272	1,953,375		—	*	789,307,647
SPDR Dow Jones International Real Estate ETF	5,162,494,583	—	**	—		5,162,494,583
SPDR S&P Global Infrastructure ETF	131,754,083	—		—		131,754,083
SPDR S&P Global Natural Resources ETF	737,644,497	—		—		737,644,497
SPDR MSCI ACWI ex-US ETF	727,392,795	—		—	*	727,392,795
SPDR MSCI ACWI IMI ETF	75,100,464	—		—		75,100,464
SPDR MSCI ACWI Low Carbon Target ETF	89,861,991	6,634		—		89,868,625
SPDR MSCI EM 50 ETF	2,432,526	—		—		2,432,526
SPDR MSCI EM Beyond BRIC ETF	2,954,128	4,158		—		2,958,286
SPDR MSCI EAFE Quality Mix ETF	5,748,518	—		—		5,748,518
SPDR MSCI Emerging Markets Quality Mix ETF	74,366,496	37,716		—		74,404,212
SPDR MSCI World Quality Mix ETF	6,216,859	—		—		6,216,859
SPDR MSCI Australia Quality Mix ETF	2,630,844	—		—		2,630,844
SPDR MSCI Canada Quality Mix ETF	2,698,767	—		—		2,698,767
SPDR MSCI Germany Quality Mix ETF	8,617,410	—		—		8,617,410
SPDR MSCI Japan Quality Mix ETF	6,474,866	—		—		6,474,866
SPDR MSCI Mexico Quality Mix ETF	2,482,959	—		—		2,482,959

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR MSCI South Korea Quality Mix ETF	$2,668,093	$—		$—		$2,668,093
SPDR MSCI Spain Quality Mix ETF	2,524,834	—		—		2,524,834
SPDR MSCI Taiwan Quality Mix ETF	6,088,631	—		—		6,088,631
SPDR MSCI United Kingdom Quality Mix ETF	2,692,651	—		—		2,692,651
SPDR Russell/Nomura PRIME Japan ETF	21,245,615	—		—		21,245,615
SPDR Russell/Nomura Small Cap Japan ETF	70,555,879	—	**	—		70,555,879
SPDR S&P Global Dividend ETF	60,958,953	—		—		60,958,953
SPDR S&P International Dividend ETF	1,594,521,130	—		—		1,594,521,130
SPDR S&P International Mid Cap ETF	55,560,610	—	**	—		55,560,610
SPDR S&P Emerging Markets Small Cap ETF	488,958,179	1,059,431		—	*	490,017,610
SPDR Dow Jones Global Real Estate ETF	2,117,154,083	—	**	—		2,117,154,083
SPDR S&P International Consumer Discretionary Sector ETF	15,796,425	—		—		15,796,425
SPDR S&P International Consumer Staples Sector ETF	36,222,892	—		—	*	36,222,892
SPDR S&P International Energy Sector ETF	26,580,229	—		—		26,580,229
SPDR S&P International Financial Sector ETF	11,445,730	1,019		—		11,446,749
SPDR S&P International Health Care Sector ETF	79,425,901	43,586		—		79,469,487
SPDR S&P International Industrial Sector ETF	22,034,744	—		—		22,034,744
SPDR S&P International Materials Sector ETF	6,760,408	—		—	*	6,760,408
SPDR S&P International Technology Sector ETF	12,557,797	—		—		12,557,797
SPDR S&P International Telecommunications Sector ETF	46,665,047	171,401		—		46,836,448
SPDR S&P International Utilities Sector ETF	33,885,688	—		—		33,885,688

*	Fund held Level 3 securities that were valued at $0 at March 31, 2015.
**	Fund held Level 2 securities that were valued at $0 at March 31, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$(29,406)	$—	$—	$(29,406)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the six months ended March 31, 2015. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as dividend income and as an increase to the cost basis of such securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF do not utilize equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Futures

SPDR S&P Emerging Markets ETF used futures contracts during the period in seeking to meet the Fund’s objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2015 is included in a table following the Fund’s Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2015 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$200,459	$—	$—	$200,459

(a)	Initial margin deposit on futures

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$29,406	$—	$—	$29,406

(a)	Payable for variation margin on futures contracts

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$271,676	$—	$—	$271,676

(a)	Net realized gain/loss on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$19,987	$—	$—	$19,987

(a)	Net change in unrealized appreciation (depreciation) on Futures.

During the period ended March 31, 2015, average notional value related to futures contracts was $3,523,050 or 1.8% of net assets.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

For the six months ended March 31, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$2,167,406
SPDR EURO STOXX 50 ETF	158,204,659
SPDR EURO STOXX Small Cap ETF	(262,097)
SPDR S&P Emerging Asia Pacific ETF	5,056,503
SPDR S&P Russia ETF	558,137
SPDR S&P China ETF	—
SPDR S&P Emerging Markets ETF	3,662,757
SPDR S&P Emerging Markets Dividend ETF	362,163
SPDR S&P BRIC 40 ETF	(3,618,336)
SPDR S&P Emerging Europe ETF	(372,946)
SPDR S&P Emerging Latin America ETF	(2,301,681)
SPDR S&P Emerging Middle East & Africa ETF	(61,771)
SPDR S&P World ex-US ETF	27,431,694
SPDR S&P International Small Cap ETF	755,882
SPDR Dow Jones International Real Estate ETF	52,474,176
SPDR S&P Global Infrastructure ETF	—
SPDR S&P Global Natural Resources ETF	3,949,668
SPDR MSCI ACWI ex-US ETF	6,307,791
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	—
SPDR MSCI EM Beyond BRIC ETF	—
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	(237,317)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR MSCI Canada Quality Mix ETF	$—
SPDR MSCI Germany Quality Mix ETF	(370,548)
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	(898,961)
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	(149,579)
SPDR Russell/Nomura PRIME Japan ETF	(604,697)
SPDR Russell/Nomura Small Cap Japan ETF	(885,306)
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	4,031,809
SPDR S&P International Mid Cap ETF	3,244,764
SPDR S&P Emerging Markets Small Cap ETF	(3,225,886)
SPDR Dow Jones Global Real Estate ETF	3,981,109
SPDR S&P International Consumer Discretionary Sector ETF	833,309
SPDR S&P International Consumer Staples Sector ETF	1,907,558
SPDR S&P International Energy Sector ETF	(25,912)
SPDR S&P International Financial Sector ETF	66,209
SPDR S&P International Health Care Sector ETF	4,621,608
SPDR S&P International Industrial Sector ETF	583,249
SPDR S&P International Materials Sector ETF	(453,176)
SPDR S&P International Technology Sector ETF	326,514
SPDR S&P International Telecommunications Sector ETF	607,252
SPDR S&P International Utilities Sector ETF	4,172,125

At March 31, 2015, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$1,089,650	$10,808,176
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	15,185,632	92,940,324
SPDR EURO STOXX Small Cap ETF	—	—	—	—	249,290	—
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	1,142,305	26,013,490
SPDR S&P Russia ETF	—	—	—	—	1,523,061	1,891,833
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	8,734,321	53,123,393
SPDR S&P Emerging Markets ETF	—	—	—	—	582,498	9,140,080
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	57,555,780	42,523,992
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	4,310,093	38,087,235
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	1,163,263	15,231,635
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	2,908,682	6,363,321

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Emerging Middle East & Africa ETF	$—	$1,967,866	$10,818,456	$1,720,229	$557,995	$7,902,508
SPDR S&P World ex-US ETF	—	—	—	—	—	—
SPDR S&P International Small Cap ETF	—	—	—	—	—	—
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	50,986,737	286,948,987
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	—	10,575,681
SPDR S&P Global Natural Resources ETF	—	—	—	—	12,984,506	47,235,119
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	2,549,284	14,939,808
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	—
SPDR MSCI EM 50 ETF	—	—	—	—	34,952	72,279
SPDR MSCI EM Beyond BRIC ETF	—	—	—	—	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI World Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Canada Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Germany Quality Mix ETF	—	—	—	—	3,817	—
SPDR MSCI Japan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—	—	683	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—	—	1,151	—
SPDR MSCI Spain Quality Mix ETF	—	—	—	—	3,063	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—	—	5	—
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	—	596,806
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	159,130	2,823,295
SPDR S&P Global Dividend ETF	—	—	—	—	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	50,772,412	53,715,890
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	26,981,515
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	11,554,631	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	16,270	118
SPDR S&P International Consumer Staples Sector ETF	—	—	—	1,783	—	—
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	—	311,573
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	18,903	373,740
SPDR S&P International Health Care Sector ETF	—	—	—	—	—	—
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	4,642	375,387
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	—	588,984
SPDR S&P International Technology Sector ETF	—	—	—	—	—	380,372
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	85,247	1,387,435
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	—	2,732,087

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	5,052,440	—
SPDR S&P International Small Cap ETF	32,235,568	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	717,042	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	10,394	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—
SPDR MSCI Germany Quality Mix ETF	—	—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	55,267,992	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	5,866,081	—
SPDR Dow Jones Global Real Estate ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

	Amount Utilized	Amount Expired

SPDR S&P International Consumer Discretionary Sector ETF	$8,614	$—
SPDR S&P International Consumer Staples Sector ETF	14,999	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	497,639	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	33,412	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR MSCI Germany Quality Mix ETF	$—	$—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	(747)	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually: SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P BRIC 40 ETF	0.49
SPDR S&P Emerging Europe ETF	0.49
SPDR S&P Emerging Latin America ETF	0.49
SPDR S&P Emerging Middle East & Africa ETF	0.49
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.40
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI EM 50 ETF	0.50
SPDR MSCI EM Beyond BRIC ETF	0.49
SPDR MSCI EAFE Quality Mix ETF	0.30
SPDR MSCI Emerging Markets Quality Mix ETF	0.30
SPDR MSCI World Quality Mix ETF	0.30
SPDR MSCI Australia Quality Mix ETF	0.30
SPDR MSCI Canada Quality Mix ETF	0.30
SPDR MSCI Germany Quality Mix ETF	0.30
SPDR MSCI Japan Quality Mix ETF	0.30
SPDR MSCI Mexico Quality Mix ETF	0.40

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Annual Rate

SPDR MSCI South Korea Quality Mix ETF	0.40%
SPDR MSCI Spain Quality Mix ETF	0.30
SPDR MSCI Taiwan Quality Mix ETF	0.40
SPDR MSCI United Kingdom Quality Mix ETF	0.30
SPDR Russell/Nomura PRIME Japan ETF	0.30
SPDR Russell/Nomura Small Cap Japan ETF	0.40
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.40
SPDR S&P International Consumer Staples Sector ETF	0.40
SPDR S&P International Energy Sector ETF	0.40
SPDR S&P International Financial Sector ETF	0.40
SPDR S&P International Health Care Sector ETF	0.40
SPDR S&P International Industrial Sector ETF	0.40
SPDR S&P International Materials Sector ETF	0.40
SPDR S&P International Technology Sector ETF	0.40
SPDR S&P International Telecommunications Sector ETF	0.40
SPDR S&P International Utilities Sector ETF	0.40

Prior to February 3, 2015, the Advisory fee for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF and SPDR S&P International Small Cap ETF was 0.59%; SPDR Russell/Nomura Small Cap Japan ETF and SPDR MSCI EM Beyond BRIC ETF were 0.55%; and SPDR S&P BRIC 40 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF was 0.50%.

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2017, so that the Net annual Fund operating expenses of the SPDR MSCI ACWI Low Carbon Target ETF will be limited to 0.20% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time.

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

During the year ended September 30, 2014 the Adviser made a contribution of $9,863 to the SPDR EURO STOXX Small Cap ETF in connection with a portfolio investment matter. This amount can be found on the Statments of Changes in Net Assets.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended March 31, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$38,642
SPDR EURO STOXX 50 ETF	1,728,812
SPDR EURO STOXX Small Cap ETF	—
SPDR S&P Emerging Asia Pacific ETF	267,725
SPDR S&P Russia ETF	—
SPDR S&P China ETF	1,039,688
SPDR S&P Emerging Markets ETF	55,801
SPDR S&P Emerging Markets Dividend ETF	322,872
SPDR S&P BRIC 40 ETF	14,822
SPDR S&P Emerging Europe ETF	661
SPDR S&P Emerging Latin America ETF	9,892
SPDR S&P Emerging Middle East & Africa ETF	5,686
SPDR S&P World ex-US ETF	208,641
SPDR S&P International Small Cap ETF	674,156
SPDR Dow Jones International Real Estate ETF	845,802
SPDR S&P Global Infrastructure ETF	25,570
SPDR S&P Global Natural Resources ETF	116,198
SPDR MSCI ACWI ex-US ETF	141,809
SPDR MSCI ACWI IMI ETF	12,525
SPDR MSCI ACWI Low Carbon Target ETF	—
SPDR MSCI EM 50 ETF	—
SPDR MSCI EM Beyond BRIC ETF	247
SPDR MSCI EAFE Quality Mix ETF	181
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	—
SPDR MSCI Canada Quality Mix ETF	—
SPDR MSCI Germany Quality Mix ETF	—
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Securities Lending
Agent Fees

SPDR MSCI South Korea Quality Mix ETF	$—
SPDR MSCI Spain Quality Mix ETF	—
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	—
SPDR Russell/Nomura PRIME Japan ETF	3,579
SPDR Russell/Nomura Small Cap Japan ETF	45,361
SPDR S&P Global Dividend ETF	19,592
SPDR S&P International Dividend ETF	1,044,975
SPDR S&P International Mid Cap ETF	30,529
SPDR S&P Emerging Markets Small Cap ETF	318,990
SPDR Dow Jones Global Real Estate ETF	132,970
SPDR S&P International Consumer Discretionary Sector ETF	7,125
SPDR S&P International Consumer Staples Sector ETF	3,907
SPDR S&P International Energy Sector ETF	8,321
SPDR S&P International Financial Sector ETF	2,654
SPDR S&P International Health Care Sector ETF	6,744
SPDR S&P International Industrial Sector ETF	5,469
SPDR S&P International Materials Sector ETF	1,029
SPDR S&P International Technology Sector ETF	3,862
SPDR S&P International Telecommunications Sector ETF	8,176
SPDR S&P International Utilities Sector ETF	25,369

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants (a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or a DTC Participant) in certain creation and redemption activities for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

Effective July 1, 2014, the Trust, SSGA Master Trust, SSGA Active ETF Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Prior to July 1, 2014, the Trusts paid, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board received an additional annual fee of $50,000 and the Chairman of the Audit Committee received an additional annual fee of $20,000. The Trust also reimbursed each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees were allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

SPDR MSCI ACWI IMI ETF	932	$68,605	$8,230	105	$—	—	1,037	$76,251	$622	$—
SPDR MSCI ACWI Low Carbon Target ETF	—	—	93,004	1,188	—	—	1,188	87,354	713	—
SPDR MSCI World Quality Mix ETF	36	2,650	—	—	—	—	36	2,647	22	—

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund- Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at March 31, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income

SPDR STOXX Europe 50 ETF	$1,265,544	$3,889,658	3,889,658	$2,908,166	2,908,166	$2,247,036	$92
SPDR EURO STOXX 50 ETF	11,687,767	36,963,266	36,963,266	43,379,567	43,379,567	5,271,466	1,079
SPDR EURO STOXX Small Cap ETF	11,709	56,610	56,610	67,762	67,762	557	2
SPDR S&P Emerging Asia Pacific ETF	4,643,520	37,082,512	37,082,512	39,336,222	39,336,222	2,389,810	1,295
SPDR S&P Russia ETF	38,242	1,291,235	1,291,235	1,050,564	1,050,564	278,913	80
SPDR S&P China ETF	948,043	96,184,196	96,184,196	95,473,978	95,473,978	1,658,261	787
SPDR S&P Emerging Markets ETF	2,601,157	21,952,856	21,952,856	22,765,057	22,765,057	1,788,956	755
SPDR S&P Emerging Markets Dividend ETF	8,920,769	51,373,115	51,373,115	59,252,935	59,252,935	1,040,949	446
SPDR S&P BRIC 40 ETF	526,416	4,371,488	4,371,488	4,448,542	4,448,542	449,362	129
SPDR S&P Emerging Europe ETF	4,982	1,985,276	1,985,276	1,816,675	1,816,675	173,583	58
SPDR S&P Emerging Latin America ETF	—	1,247,382	1,247,382	1,228,951	1,228,951	18,431	52
SPDR S&P Emerging Middle East & Africa ETF	—	1,887,584	1,887,584	1,887,584	1,887,584	—	17
SPDR S&P World ex-US ETF	—	12,752,902	12,752,902	12,308,675	12,308,675	444,227	201
SPDR S&P International Small Cap ETF	1,813,375	87,532,456	87,532,456	87,993,911	87,993,911	1,351,920	2,011
SPDR Dow Jones International Real Estate ETF	34,936,010	92,288,663	92,288,663	100,533,749	100,533,749	26,690,924	2,348

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income

SPDR S&P Global Infrastructure ETF	$71,982	$3,464,561	3,464,561	$3,328,317	3,328,317	$208,226	$83
SPDR S&P Global Natural Resources ETF	1,378,033	21,916,298	21,916,298	22,532,498	22,532,498	761,833	551
SPDR MSCI ACWI ex-US ETF	172,949	8,284,942	8,284,942	8,457,891	8,457,891	—	202
SPDR MSCI ACWI IMI ETF	151,005	1,304,394	1,304,394	1,189,762	1,189,762	265,637	104
SPDR MSCI ACWI Low Carbon Target ETF	—	589,617	589,617	458,141	458,141	131,476	14
SPDR MSCI EM 50 ETF	266	116,911	116,911	114,370	114,370	2,807	3
SPDR MSCI EM Beyond BRIC ETF	—	51,440	51,440	50,820	50,820	620	1
SPDR MSCI EAFE Quality Mix ETF	1,339	72,872	72,872	73,663	73,663	548	3
SPDR MSCI Emerging Markets Quality Mix ETF	9,513	20,221,773	20,221,773	20,049,716	20,049,716	181,570	91
SPDR MSCI World Quality Mix ETF	10,265	263,989	263,989	271,786	271,786	2,468	6
SPDR MSCI Australia Quality Mix ETF	—	261,770	261,770	259,026	259,026	2,744	4
SPDR MSCI Canada Quality Mix ETF	2,012	59,697	59,697	59,916	59,916	1,793	2
SPDR MSCI Germany Quality Mix ETF	722	6,924	6,924	6,952	6,952	694	—
SPDR MSCI Japan Quality Mix ETF	1,009	55,063	55,063	55,231	55,231	841	1
SPDR MSCI Mexico Quality Mix ETF	479	1,848	1,848	2,128	2,128	199	—
SPDR MSCI South Korea Quality Mix ETF	5,570	45,159	45,159	47,885	47,885	2,844	2
SPDR MSCI Spain Quality Mix ETF	6	201,601	201,601	201,041	201,041	566	4
SPDR MSCI Taiwan Quality Mix ETF	35,826	14,209	14,209	48,295	48,295	1,740	3
SPDR MSCI United Kingdom Quality Mix ETF	8,151	97,850	97,850	103,328	103,328	2,673	2
SPDR Russell/Nomura PRIME Japan ETF	21,841	915,626	915,626	918,417	918,417	19,050	20
SPDR Russell/Nomura Small Cap Japan ETF	96,763	651,603	651,603	691,712	691,712	56,654	19
SPDR S&P Global Dividend ETF	259,380	1,283,856	1,283,856	1,172,439	1,172,439	370,797	30
SPDR S&P International Dividend ETF	14,252,632	65,122,498	65,122,498	72,597,822	72,597,822	6,777,308	997
SPDR S&P International Mid Cap ETF	36,002	6,265,472	6,265,472	6,256,231	6,256,231	45,243	147
SPDR S&P Emerging Markets Small Cap ETF	—	29,166,919	29,166,919	28,712,949	28,712,949	453,970	596
SPDR Dow Jones Global Real Estate ETF	13,698,796	46,583,996	46,583,996	48,102,248	48,102,248	12,180,544	1,458
SPDR S&P International Consumer Discretionary Sector ETF	51,426	252,407	252,407	277,515	277,515	26,318	11
SPDR S&P International Consumer Staples Sector ETF	245,715	407,116	407,116	484,640	484,640	168,191	17
SPDR S&P International Energy Sector ETF	140,815	459,290	459,290	450,815	450,815	149,290	12
SPDR S&P International Financial Sector ETF	130,752	416,300	416,300	491,758	491,758	55,294	15
SPDR S&P International Health Care Sector ETF	90,513	907,802	907,802	482,079	482,079	516,236	28
SPDR S&P International Industrial Sector ETF	44,378	307,133	307,133	259,861	259,861	91,650	10
SPDR S&P International Materials Sector ETF	62,190	54,553	54,553	84,965	84,965	31,778	4
SPDR S&P International Technology Sector ETF	6,109	176,682	176,682	168,161	168,161	14,630	6
SPDR S&P International Telecommunications Sector ETF	262,882	1,725,341	1,725,341	1,942,293	1,942,293	45,930	51
SPDR S&P International Utilities Sector ETF	554,052	929,196	929,196	1,421,177	1,421,177	62,071	26

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Cash Collateral

SPDR STOXX Europe 50 ETF	$3,067,594	$53,824,966	53,824,966	$46,008,302	46,008,302	$10,884,258	$38,642
SPDR EURO STOXX 50 ETF	58,567,565	1,220,539,488	1,220,539,488	1,133,319,671	1,133,319,671	145,787,382	1,728,812
SPDR S&P Emerging Asia Pacific ETF	37,269,587	98,026,399	98,026,399	93,419,150	93,419,150	41,876,836	267,725
SPDR S&P Small Cap Emerging Asia Pacific ETF	121,952	394,771	394,771	516,723	516,723	—	2,490
SPDR S&P China ETF	107,999,843	98,460,563	98,460,563	102,938,547	102,938,547	103,521,859	1,039,688
SPDR S&P Emerging Markets ETF	16,220,774	32,475,535	32,475,535	39,482,310	39,482,310	9,213,999	55,801

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Cash Collateral

SPDR S&P Emerging Markets Dividend ETF	$86,295,235	$126,300,123	126,300,123	$153,619,748	153,619,748	$58,975,610	$322,872
SPDR S&P BRIC 40 ETF	7,484,526	59,350,069	59,350,069	56,839,837	56,839,837	9,994,758	14,822
SPDR S&P Emerging Europe ETF	—	977,776	977,776	899,776	899,776	78,000	661
SPDR S&P Emerging Latin America ETF	3,699,954	25,208,906	25,208,906	24,278,499	24,278,499	4,630,361	9,892
SPDR S&P Emerging Middle East & Africa ETF	2,557,190	10,854,709	10,854,709	11,753,308	11,753,308	1,658,591	5,686
SPDR S&P World ex-US ETF	45,988,685	115,400,562	115,400,562	106,067,195	106,067,195	55,322,052	208,641
SPDR S&P International Small Cap ETF	88,577,906	75,759,814	75,759,814	72,035,563	72,035,563	92,302,157	674,156
SPDR Dow Jones International Real Estate ETF	50,286,709	1,251,447,187	1,251,447,187	1,216,289,540	1,216,289,540	85,444,356	845,802
SPDR S&P Global Infrastructure ETF	15,919,982	76,782,061	76,782,061	81,568,129	81,568,129	11,133,914	25,570
SPDR S&P Global Natural Resources ETF	25,897,021	334,304,032	334,304,032	290,591,070	290,591,070	69,609,983	116,198
SPDR MSCI ACWI ex-US ETF	28,112,331	113,595,570	113,595,570	96,114,897	96,114,897	45,593,004	141,809
SPDR MSCI ACWI IMI ETF	9,719,463	53,662,714	53,662,714	53,613,685	53,613,685	9,768,492	12,525
SPDR MSCI EM 50 ETF	141,809	1,469,875	1,469,875	1,505,065	1,505,065	106,619	247
SPDR MSCI EM Beyond BRIC ETF	67,275	353,944	353,944	350,553	350,553	70,666	181
SPDR Russell/Nomura PRIME Japan ETF	3,923,260	6,821,028	6,821,028	8,135,258	8,135,258	2,609,030	3,579
SPDR Russell/Nomura Small Cap Japan ETF	13,400,169	12,092,870	12,092,870	16,823,205	16,823,205	8,669,834	45,361
SPDR S&P Global Dividend ETF	5,629,316	23,911,970	23,911,970	21,180,056	21,180,056	8,361,230	19,592
SPDR S&P International Dividend ETF	219,686,389	526,366,322	526,366,322	489,259,424	489,259,424	256,793,287	1,044,975
SPDR S&P International Mid Cap ETF	8,645,480	11,690,271	11,690,271	14,827,682	14,827,682	5,508,069	30,529
SPDR S&P Emerging Markets Small Cap ETF	24,209,724	43,549,091	43,549,091	39,031,651	39,031,651	28,727,164	318,990
SPDR Dow Jones Global Real Estate ETF	36,031,602	292,170,936	292,170,936	304,237,783	304,237,783	23,964,755	132,970
SPDR S&P International Consumer Discretionary Sector ETF	3,636,022	8,165,910	8,165,910	9,952,198	9,952,198	1,849,734	7,125
SPDR S&P International Consumer Staples Sector ETF	2,614,374	10,697,214	10,697,214	11,215,605	11,215,605	2,095,983	3,907
SPDR S&P International Energy Sector ETF	2,934,069	9,353,817	9,353,817	9,787,758	9,787,758	2,500,128	8,321
SPDR S&P International Financial Sector ETF	443,839	3,963,836	3,963,836	3,594,468	3,594,468	813,207	2,654
SPDR S&P International Health Care Sector ETF	5,250,532	10,254,865	10,254,865	10,984,905	10,984,905	4,520,492	6,744
SPDR S&P International Industrial Sector ETF	2,817,118	6,178,711	6,178,711	6,630,988	6,630,988	2,364,841	5,469
SPDR S&P International Materials Sector ETF	790,923	1,742,424	1,742,424	2,017,582	2,017,582	515,765	1,029
SPDR S&P International Technology Sector ETF	1,440,406	5,046,926	5,046,926	5,643,126	5,643,126	844,206	3,862
SPDR S&P International Telecommunications Sector ETF	3,490,997	14,640,279	14,640,279	16,199,253	16,199,253	1,932,023	8,176
SPDR S&P International Utilities Sector ETF	3,015,709	17,549,105	17,549,105	18,902,615	18,902,615	1,662,199	25,369

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI Australia Quality Mix ETF , SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF,

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF , SPDR MSCI World Quality Mix ETF , SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR S&P World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$290,055,181	$10,159,313	$28,034,527	$(17,875,214)
SPDR EURO STOXX 50 ETF	4,796,554,346	266,367,534	245,612,816	20,754,718
SPDR EURO STOXX Small Cap ETF	5,611,435	163,051	656,891	(493,840)
SPDR S&P Emerging Asia Pacific ETF	688,466,256	144,613,629	53,825,825	90,787,804
SPDR S&P Russia ETF	44,412,224	195,893	14,116,036	(13,920,143)
SPDR S&P China ETF	1,120,575,728	212,210,950	111,771,905	100,439,045
SPDR S&P Emerging Markets ETF	227,982,654	28,124,777	49,942,187	(21,817,410)
SPDR S&P Emerging Markets Dividend ETF	533,492,740	24,730,680	76,143,994	(51,413,314)
SPDR S&P BRIC 40 ETF	141,623,569	12,757,018	34,238,675	(21,481,657)
SPDR S&P Emerging Europe ETF	90,565,310	1,313,683	42,124,042	(40,810,359)
SPDR S&P Emerging Latin America ETF	63,949,824	3,134,561	29,298,115	(26,163,554)
SPDR S&P Emerging Middle East & Africa ETF	55,235,235	11,853,477	17,325,109	(5,471,632)
SPDR S&P World ex-US ETF	772,032,941	96,316,524	62,543,780	33,772,744
SPDR S&P International Small Cap ETF	863,756,792	85,815,538	160,264,683	(74,449,145)
SPDR Dow Jones International Real Estate ETF	4,447,571,491	845,335,582	130,412,490	714,923,092
SPDR S&P Global Infrastructure ETF	129,154,099	11,111,790	8,511,806	2,599,984
SPDR S&P Global Natural Resources ETF	827,353,962	28,308,557	118,018,022	(89,709,465)
SPDR MSCI ACWI ex-US ETF	743,584,624	83,103,280	99,295,109	(16,191,829)
SPDR MSCI ACWI IMI ETF	73,135,811	5,909,691	3,945,038	1,964,653
SPDR MSCI ACWI Low Carbon Target ETF	88,484,981	4,290,485	2,906,841	1,383,644
SPDR MSCI EM 50 ETF	2,595,727	258,552	421,753	(163,201)
SPDR MSCI EM Beyond BRIC ETF	3,107,870	241,174	390,758	(149,584)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR MSCI EAFE Quality Mix ETF	$5,999,473	$281,083	$532,038	$(250,955)
SPDR MSCI Emerging Markets Quality Mix ETF	73,684,243	3,214,259	2,494,290	719,969
SPDR MSCI World Quality Mix ETF	6,039,757	512,995	335,893	177,102
SPDR MSCI Australia Quality Mix ETF	3,003,720	45,816	418,692	(372,876)
SPDR MSCI Canada Quality Mix ETF	3,008,365	123,036	432,634	(309,598)
SPDR MSCI Germany Quality Mix ETF	8,463,827	400,463	246,880	153,583
SPDR MSCI Japan Quality Mix ETF	5,983,094	703,840	212,068	491,772
SPDR MSCI Mexico Quality Mix ETF	2,980,131	14,897	512,069	(497,172)
SPDR MSCI South Korea Quality Mix ETF	2,949,258	125,764	406,929	(281,165)
SPDR MSCI Spain Quality Mix ETF	3,066,575	35,869	577,610	(541,741)
SPDR MSCI Taiwan Quality Mix ETF	5,989,972	335,521	236,862	98,659
SPDR MSCI United Kingdom Quality Mix ETF	3,004,722	52,912	364,983	(312,071)
SPDR Russell/Nomura PRIME Japan ETF	23,400,513	1,443,915	3,598,813	(2,154,898)
SPDR Russell/Nomura Small Cap Japan ETF	74,818,652	6,738,710	11,001,483	(4,262,773)
SPDR S&P Global Dividend ETF	61,609,379	2,004,027	2,654,453	(650,426)
SPDR S&P International Dividend ETF	1,717,586,688	51,360,618	174,426,176	(123,065,558)
SPDR S&P International Mid Cap ETF	57,655,775	3,175,871	5,271,036	(2,095,165)
SPDR S&P Emerging Markets Small Cap ETF	589,096,249	59,305,569	158,384,208	(99,078,639)
SPDR Dow Jones Global Real Estate ETF	1,849,704,779	291,803,331	24,354,027	267,449,304
SPDR S&P International Consumer Discretionary Sector ETF	15,206,379	1,719,573	1,129,527	590,046
SPDR S&P International Consumer Staples Sector ETF	33,529,327	4,636,050	1,942,485	2,693,565
SPDR S&P International Energy Sector ETF	33,518,109	138,448	7,076,328	(6,937,880)
SPDR S&P International Financial Sector ETF	12,556,751	430,594	1,540,596	(1,110,002)
SPDR S&P International Health Care Sector ETF	68,046,442	12,354,780	931,735	11,423,045
SPDR S&P International Industrial Sector ETF	22,311,396	1,606,987	1,883,639	(276,652)
SPDR S&P International Materials Sector ETF	10,007,088	443,761	3,690,441	(3,246,680)
SPDR S&P International Technology Sector ETF	12,013,109	2,340,594	1,795,906	544,688
SPDR S&P International Telecommunications Sector ETF	45,627,201	3,674,317	2,465,070	1,209,247
SPDR S&P International Utilities Sector ETF	38,729,799	944,823	5,788,934	(4,844,111)

6.	Investment Transactions

For the six months ended March 31, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$26,541,234	$13,895,727	$2,167,406
SPDR EURO STOXX 50 ETF	753,764,184	886,523,245	158,204,659
SPDR EURO STOXX Small Cap ETF	—	2,349,182	(262,097)
SPDR S&P Emerging Asia Pacific ETF	32,573,921	22,957,100	5,056,503
SPDR S&P Russia ETF	16,033,272	3,054,838	558,136

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P China ETF	$(103,577)	$—	$—
SPDR S&P Emerging Markets ETF	8,996,938	60,238,613	3,662,757
SPDR S&P Emerging Markets Dividend ETF	12,978,371	27,462,860	362,163
SPDR S&P BRIC 40 ETF	—	40,532,677	(3,618,336)
SPDR S&P Emerging Europe ETF	—	2,950,076	(372,946)
SPDR S&P Emerging Latin America ETF	—	3,695,123	(2,301,681)
SPDR S&P Emerging Middle East & Africa ETF	—	10,399,468	(61,771)
SPDR S&P World ex-US ETF	79,316,693	134,669,225	27,431,694
SPDR S&P International Small Cap ETF	36,901,800	38,021,637	755,882
SPDR Dow Jones International Real Estate ETF	123,140,312	166,245,731	52,474,176
SPDR S&P Global Infrastructure ETF	9,403,522	—	—
SPDR S&P Global Natural Resources ETF	180,863,371	28,867,032	3,949,668
SPDR MSCI ACWI ex-US ETF	129,370,706	20,513,555	6,307,791
SPDR MSCI ACWI IMI ETF	6,321,026	—	—
SPDR MSCI ACWI Low Carbon Target ETF	84,303,815	—	—
SPDR MSCI EM 50 ETF	226,480	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—
SPDR MSCI World Quality Mix ETF	—	—	—
SPDR MSCI Australia Quality Mix ETF	2,803,617	5,501,273	(237,317)
SPDR MSCI Canada Quality Mix ETF	—	—	—
SPDR MSCI Germany Quality Mix ETF	5,467,957	2,623,904	(370,548)
SPDR MSCI Japan Quality Mix ETF	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—
SPDR MSCI Spain Quality Mix ETF	—	5,004,853	(898,960)
SPDR MSCI Taiwan Quality Mix ETF	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	2,826,344	(149,579)
SPDR Russell/Nomura PRIME Japan ETF	—	8,569,807	(604,697)
SPDR Russell/Nomura Small Cap Japan ETF	—	11,526,401	(885,306)
SPDR S&P Global Dividend ETF	22,641,870	—	—
SPDR S&P International Dividend ETF	97,477,072	68,047,135	4,031,809
SPDR S&P International Mid Cap ETF	16,630,139	31,646,213	3,244,764
SPDR S&P Emerging Markets Small Cap ETF	—	30,618,820	(3,225,886)
SPDR Dow Jones Global Real Estate ETF	447,958,282	13,130,666	3,981,109
SPDR S&P International Consumer Discretionary Sector ETF	—	5,334,011	833,309
SPDR S&P International Consumer Staples Sector ETF	—	9,226,364	1,907,559
SPDR S&P International Energy Sector ETF	12,104,050	2,304,523	(25,913)
SPDR S&P International Financial Sector ETF	1,011,578	979,394	66,209
SPDR S&P International Health Care Sector ETF	21,516,118	16,365,511	4,621,609

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P International Industrial Sector ETF	$—	$4,206,494	$583,249
SPDR S&P International Materials Sector ETF	—	952,948	(453,176)
SPDR S&P International Technology Sector ETF	—	1,484,147	326,514
SPDR S&P International Telecommunications Sector ETF	3,834,911	2,601,952	607,253
SPDR S&P International Utilities Sector ETF	2,737,936	34,518,946	4,172,125

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2015, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$2,921,730	$4,456,927
SPDR EURO STOXX 50 ETF	55,738,395	74,936,010
SPDR EURO STOXX Small Cap ETF	1,634,587	1,735,196
SPDR S&P Emerging Asia Pacific ETF	62,492,269	57,965,616
SPDR S&P Russia ETF	131,874	847,128
SPDR S&P China ETF	147,010,929	83,683,940
SPDR S&P Emerging Markets ETF	9,817,604	35,604,348
SPDR S&P Emerging Markets Dividend ETF	171,049,468	178,007,054
SPDR S&P BRIC 40 ETF	12,370,035	14,551,306
SPDR S&P Emerging Europe ETF	745,041	2,569,857
SPDR S&P Emerging Latin America ETF	713,997	2,667,353
SPDR S&P Emerging Middle East & Africa ETF	643,172	4,478,859
SPDR S&P World ex-US ETF	9,943,496	19,621,936
SPDR S&P International Small Cap ETF	12,385,301	91,368,318
SPDR Dow Jones International Real Estate ETF	111,723,693	131,679,382
SPDR S&P Global Infrastructure ETF	7,524,498	7,751,322
SPDR S&P Global Natural Resources ETF	50,829,539	51,419,033
SPDR MSCI ACWI ex-US ETF	24,273,458	24,980,336
SPDR MSCI ACWI IMI ETF	1,080,515	968,691
SPDR MSCI ACWI Low Carbon Target ETF	4,546,776	400,689
SPDR MSCI EM 50 ETF	109,107	146,750
SPDR MSCI EM Beyond BRIC ETF	113,611	148,271
SPDR MSCI EAFE Quality Mix ETF	235,973	243,941
SPDR MSCI Emerging Markets Quality Mix ETF	67,894,834	372,962
SPDR MSCI World Quality Mix ETF	305,109	291,607
SPDR MSCI Australia Quality Mix ETF	521,753	651,843
SPDR MSCI Canada Quality Mix ETF	319,468	307,953
SPDR MSCI Germany Quality Mix ETF	330,810	329,797
SPDR MSCI Japan Quality Mix ETF	652,770	676,903
SPDR MSCI Mexico Quality Mix ETF	125,745	131,229

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

	Purchases	Sales

SPDR MSCI South Korea Quality Mix ETF	$189,377	$226,955
SPDR MSCI Spain Quality Mix ETF	426,516	597,344
SPDR MSCI Taiwan Quality Mix ETF	567,149	551,561
SPDR MSCI United Kingdom Quality Mix ETF	536,869	538,672
SPDR Russell/Nomura PRIME Japan ETF	167,513	862,171
SPDR Russell/Nomura Small Cap Japan ETF	11,375,861	12,027,908
SPDR S&P Global Dividend ETF	14,537,943	14,515,249
SPDR S&P International Dividend ETF	459,438,128	469,148,390
SPDR S&P International Mid Cap ETF	4,733,351	10,392,766
SPDR S&P Emerging Markets Small Cap ETF	2,831,773	52,401,087
SPDR Dow Jones Global Real Estate ETF	37,814,319	37,288,947
SPDR S&P International Consumer Discretionary Sector ETF	483,608	588,752
SPDR S&P International Consumer Staples Sector ETF	290,711	686,965
SPDR S&P International Energy Sector ETF	581,837	370,993
SPDR S&P International Financial Sector ETF	196,804	272,996
SPDR S&P International Health Care Sector ETF	5,092,319	5,089,807
SPDR S&P International Industrial Sector ETF	1,345,734	1,626,087
SPDR S&P International Materials Sector ETF	38,741	62,951
SPDR S&P International Technology Sector ETF	4,058	143,509
SPDR S&P International Telecommunications Sector ETF	7,351,209	7,400,307
SPDR S&P International Utilities Sector ETF	1,258,663	1,366,909

For the six months ended March 31, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Subsequent Events

Subsequent events occuring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

10. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2015 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/14 to
Actual	Expense Ratio	10/1/14	3/31/15	3/31/15

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$965.10	$1.42
SPDR EURO STOXX 50 ETF	0.29	1,000	981.00	1.43
SPDR EURO STOXX Small Cap ETF	0.47	1,000	1,016.80	2.36
SPDR S&P Emerging Asia Pacific ETF	0.56	1,000	1,057.10	2.87
SPDR S&P Russia ETF	0.60	1,000	780.70	2.66
SPDR S&P China ETF	0.59	1,000	1,109.20	3.10
SPDR S&P Emerging Markets ETF	0.59	1,000	984.10	2.92
SPDR S&P Emerging Markets Dividend ETF	0.56	1,000	913.30	2.67
SPDR S&P BRIC 40 ETF	0.50	1,000	986.50	2.48

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/14 to
Actual	Expense Ratio	10/1/14	3/31/15	3/31/15

SPDR S&P Emerging Europe ETF	0.57%	$1,000	$809.30	$2.57
SPDR S&P Emerging Latin America ETF	0.57	1,000	781.70	2.53
SPDR S&P Emerging Middle East & Africa ETF	0.56	1,000	1,006.20	2.80
SPDR S&P World ex-US ETF	0.34	1,000	1,005.20	1.70
SPDR S&P International Small Cap ETF	0.54	1,000	996.70	2.69
SPDR Dow Jones International Real Estate ETF	0.60	1,000	1,054.90	3.07
SPDR S&P Global Infrastructure ETF	0.40	1,000	1,001.00	2.00
SPDR S&P Global Natural Resources ETF	0.40	1,000	890.60	1.89
SPDR MSCI ACWI ex-US ETF	0.35	1,000	999.50	1.74
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,035.90	1.27
SPDR MSCI ACWI Low Carbon Target ETF (1)	0.20	1,000	1,003.50	0.69
SPDR MSCI EM 50 ETF	0.50	1,000	991.70	2.48
SPDR MSCI EM Beyond BRIC ETF	0.53	1,000	945.90	2.57
SPDR MSCI EAFE Quality Mix ETF	0.30	1,000	1,020.10	1.51
SPDR MSCI Emerging Markets Quality Mix ETF	0.30	1,000	979.30	1.48
SPDR MSCI World Quality Mix ETF	0.30	1,000	1,025.60	1.52
SPDR MSCI Australia Quality Mix ETF	0.30	1,000	983.10	1.48
SPDR MSCI Canada Quality Mix ETF	0.30	1,000	924.20	1.44
SPDR MSCI Germany Quality Mix ETF	0.30	1,000	1,073.30	1.55
SPDR MSCI Japan Quality Mix ETF	0.30	1,000	1,089.50	1.56
SPDR MSCI Mexico Quality Mix ETF	0.40	1,000	865.80	1.86
SPDR MSCI South Korea Quality Mix ETF	0.40	1,000	958.30	1.95
SPDR MSCI Spain Quality Mix ETF	0.30	1,000	939.70	1.45
SPDR MSCI Taiwan Quality Mix ETF	0.40	1,000	1,053.40	2.05
SPDR MSCI United Kingdom Quality Mix ETF	0.30	1,000	970.40	1.47
SPDR Russell/Nomura PRIME Japan ETF	0.45	1,000	1,074.70	2.33
SPDR Russell/Nomura Small Cap Japan ETF	0.51	1,000	1,046.40	2.60
SPDR S&P Global Dividend ETF	0.41	1,000	1,036.50	2.08
SPDR S&P International Dividend ETF	0.46	1,000	924.00	2.21
SPDR S&P International Mid Cap ETF	0.45	1,000	1,032.30	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	948.40	3.16
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,135.80	2.66
SPDR S&P International Consumer Discretionary Sector ETF	0.48	1,000	1,093.90	2.51
SPDR S&P International Consumer Staples Sector ETF	0.48	1,000	1,040.20	2.44
SPDR S&P International Energy Sector ETF	0.46	1,000	759.50	2.02
SPDR S&P International Financial Sector ETF	0.48	1,000	998.60	2.39
SPDR S&P International Health Care Sector ETF	0.47	1,000	1,063.00	2.42
SPDR S&P International Industrial Sector ETF	0.49	1,000	1,007.90	2.45

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/14 to
Actual	Expense Ratio	10/1/14	3/31/15	3/31/15

SPDR S&P International Materials Sector ETF	0.49%	$1,000	$969.50	$2.41
SPDR S&P International Technology Sector ETF	0.49	1,000	1,073.40	2.53
SPDR S&P International Telecommunications Sector ETF	0.48	1,000	1,015.00	2.41
SPDR S&P International Utilities Sector ETF	0.48	1,000	914.70	2.29
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/14 to
Hypothetical	Expense Ratio	10/1/14	3/31/15	3/31/15

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.45	$1.46
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.45	1.46
SPDR EURO STOXX Small Cap ETF	0.47	1,000	1,022.56	2.37
SPDR S&P Emerging Asia Pacific ETF	0.56	1,000	1,022.11	2.82
SPDR S&P Russia ETF	0.60	1,000	1,021.91	3.02
SPDR S&P China ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Markets ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Markets Dividend ETF	0.56	1,000	1,022.11	2.82
SPDR S&P BRIC 40 ETF	0.50	1,000	1,022.41	2.52
SPDR S&P Emerging Europe ETF	0.57	1,000	1,022.06	2.87
SPDR S&P Emerging Latin America ETF	0.57	1,000	1,022.06	2.87
SPDR S&P Emerging Middle East & Africa ETF	0.56	1,000	1,022.11	2.82
SPDR S&P World ex-US ETF	0.34	1,000	1,023.20	1.72
SPDR S&P International Small Cap ETF	0.54	1,000	1,022.21	2.72
SPDR Dow Jones International Real Estate ETF	0.60	1,000	1,021.91	3.02
SPDR S&P Global Infrastructure ETF	0.40	1,000	1,022.91	2.02
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,022.91	2.02
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,023.15	1.77
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.65	1.26
SPDR MSCI ACWI Low Carbon Target ETF (1)	0.20	1,000	1,016.61	0.70
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.41	2.52
SPDR MSCI EM Beyond BRIC ETF	0.53	1,000	1,022.26	2.67
SPDR MSCI EAFE Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Emerging Markets Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI World Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Australia Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Canada Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Germany Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Japan Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR MSCI Mexico Quality Mix ETF	0.40	1,000	1,022.91	2.02
SPDR MSCI South Korea Quality Mix ETF	0.40	1,000	1,022.91	2.02
SPDR MSCI Spain Quality Mix ETF	0.30	1,000	1,023.40	1.51

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/14 to
Hypothetical	Expense Ratio	10/1/14	3/31/15	3/31/15

SPDR MSCI Taiwan Quality Mix ETF	0.40%	$1,000	$1,022.91	$2.02
SPDR MSCI United Kingdom Quality Mix ETF	0.30	1,000	1,023.40	1.51
SPDR Russell/Nomura PRIME Japan ETF	0.45	1,000	1,022.66	2.27
SPDR Russell/Nomura Small Cap Japan ETF	0.51	1,000	1,022.36	2.57
SPDR S&P Global Dividend ETF	0.41	1,000	1,022.86	2.07
SPDR S&P International Dividend ETF	0.46	1,000	1,022.61	2.32
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.66	2.27
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.66	3.28
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Consumer Discretionary Sector ETF	0.48	1,000	1,022.51	2.42
SPDR S&P International Consumer Staples Sector ETF	0.48	1,000	1,022.51	2.42
SPDR S&P International Energy Sector ETF	0.46	1,000	1,022.61	2.32
SPDR S&P International Financial Sector ETF	0.48	1,000	1,022.51	2.42
SPDR S&P International Health Care Sector ETF	0.47	1,000	1,022.56	2.37
SPDR S&P International Industrial Sector ETF	0.49	1,000	1,022.46	2.47
SPDR S&P International Materials Sector ETF	0.49	1,000	1,022.46	2.47
SPDR S&P International Technology Sector ETF	0.49	1,000	1,022.46	2.47
SPDR S&P International Telecommunications Sector ETF	0.48	1,000	1,022.51	2.42
SPDR S&P International Utilities Sector ETF	0.48	1,000	1,022.51	2.42

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
(1)	Actual period is from commencement of operations 11/26/14. Hypothetical period is from 10/1/14.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held prior to March 31, 2015, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to the SPDR MSCI ACWI Low Carbon Target ETF (the “New ETF”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and (iv) extent to which economies of scale would be shared as the New ETF grows.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF as an exchange-traded fund, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board also looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular and also considered the Adviser’s experience in managing equity exchange-traded funds.

Fees Charged to Comparable Funds

The Board evaluated the New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds —i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for the New ETF.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Board noted that, because the New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as the New ETF grows in size.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR DoubleLine Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR® Index Shares Funds
SPDR Index Shares Funds

Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Ann M. Carpenter, Vice President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Christopher A. Madden, Secretary
Brian Harris, Chief Compliance Officer
Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 866.787.2257 or visit spdrs.com today.
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State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indicies LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“Standard & Poor’s”, “S&P” and “SPDR” are registered trademarks of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2015 State Street Corporation. All Rights Reserved.
State Street Global Advisors	0515 Exp. Date: 05/31/2016 SPDRIDEXSAR IBG-15151

Item 2. Code of Ethics.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments.
(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2015

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 4, 2015